SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.0%

Communication Services — 9.0%
Alphabet Inc, Cl A	93,805	$17,757
Alphabet Inc, Cl C	109,589	20,870
AT&T Inc	599,848	13,659
Comcast Corp, Cl A	142,077	5,332
Electronic Arts Inc	11,756	1,720
Fox Corp, Cl A	73,286	3,560
Liberty Media Corp-Liberty Formula One, Cl C *	5,335	494
Meta Platforms Inc, Cl A	71,943	42,123
Netflix Inc *	11,750	10,473
Nexstar Media Group Inc, Cl A	28,996	4,581
Pinterest Inc, Cl A *	47,541	1,379
Sea Ltd ADR *	9,986	1,060
Sirius XM Holdings Inc	110,107	2,510
Spotify Technology SA *	3,915	1,751
TEGNA Inc	32,836	601
Verizon Communications Inc	139,906	5,595
Walt Disney Co/The	73,854	8,224

		141,689
Consumer Discretionary — 10.2%
Amazon.com Inc, Cl A *	153,365	33,647
AutoNation Inc *	13,760	2,337
AutoZone Inc *	351	1,124
Bloomin' Brands Inc	111,403	1,360
Booking Holdings Inc	988	4,909
BorgWarner Inc	51,591	1,640
Deckers Outdoor Corp *	29,714	6,035
Dick's Sporting Goods Inc	18,355	4,200
Domino's Pizza Inc	5,404	2,268
DraftKings Inc, Cl A *	44,892	1,670
eBay Inc	75,514	4,678
Ferrari NV	2,123	902
Ford Motor Co	65,375	647
Garmin Ltd	8,118	1,674
General Motors Co	290,119	15,455
Global-e Online Ltd, Cl E *	28,451	1,551
Goodyear Tire & Rubber Co/The *	61,552	554
H&R Block Inc	18,030	953
Harley-Davidson Inc, Cl A	49,267	1,484
Home Depot Inc/The	28,067	10,918
KB Home	12,094	795
Lennar Corp, Cl A	24,251	3,307
Lululemon Athletica Inc *	9,374	3,585
Magna International Inc, Cl A	77,962	3,258
Marriott International Inc/MD, Cl A	23,478	6,549
McDonald's Corp	2,590	751
MercadoLibre Inc *	1,908	3,244
O'Reilly Automotive Inc *	909	1,078
Penske Automotive Group Inc, Cl A	14,922	2,275
Phinia Inc	12,286	592
Pool Corp	11,231	3,829

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PulteGroup Inc	73,104	$7,961
PVH Corp	15,255	1,613
Ross Stores Inc	42,423	6,417
SharkNinja Inc *	3,177	309
Tesla Inc *	12,052	4,867
Texas Roadhouse Inc, Cl A	1,839	332
TJX Cos Inc/The	15,229	1,840
Whirlpool Corp	16,375	1,875
Williams-Sonoma Inc	18,277	3,384
Wingstop Inc, Cl A	6,719	1,910
Yum! Brands Inc	13,030	1,748

		159,525
Consumer Staples — 5.8%
Altria Group Inc	112,161	5,865
Ambev SA ADR	770,080	1,425
Archer-Daniels-Midland Co	32,708	1,652
Bunge Global SA	12,997	1,011
Casey's General Stores Inc	18,037	7,147
Colgate-Palmolive Co	50,229	4,566
Conagra Brands Inc	259,642	7,205
Constellation Brands Inc, Cl A	16,587	3,666
Costco Wholesale Corp	7,927	7,263
Dollar General Corp	56,556	4,288
Estee Lauder Cos Inc/The, Cl A	16,695	1,252
Ingredion Inc	27,018	3,716
Kraft Heinz Co/The	8,297	255
Kroger Co/The	241,315	14,756
Molson Coors Beverage Co, Cl B	35,883	2,057
PepsiCo Inc	60,534	9,205
Philip Morris International Inc	6,139	739
Procter & Gamble Co/The	7,353	1,233
Target Corp, Cl A	16,385	2,215
Tyson Foods Inc, Cl A	105,363	6,052
Unilever PLC ADR	66,972	3,797
Walmart Inc	26,288	2,375

		91,740
Energy — 3.2%
BP PLC ADR	135,931	4,018
Cameco Corp	7,472	384
Canadian Natural Resources Ltd	113,495	3,504
Cheniere Energy Inc	17,997	3,867
Chevron Corp	28,051	4,063
ConocoPhillips	90,503	8,975
Devon Energy Corp	71,669	2,346
Diamondback Energy Inc, Cl A	30,355	4,973
Exxon Mobil Corp	24,695	2,656
Halliburton Co	9,856	268
HF Sinclair Corp	28,978	1,016
Marathon Petroleum Corp	20,563	2,869
Phillips 66	23,171	2,640
Scorpio Tankers Inc	18,257	907
Shell PLC ADR	68,101	4,266

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Valero Energy Corp	27,262	$3,342

		50,094
Financials — 14.5%
Aflac Inc	39,524	4,088
Allstate Corp/The	45,846	8,839
American Financial Group Inc/OH	10,346	1,417
American International Group Inc	7,816	569
Ameriprise Financial Inc	15,882	8,456
Annaly Capital Management Inc ‡	133,373	2,441
Bank of America Corp	150,074	6,596
Bank of New York Mellon Corp/The	63,444	4,874
Berkshire Hathaway Inc, Cl B *	20,146	9,132
Citigroup Inc	271,300	19,097
Citizens Financial Group Inc	9,142	400
Discover Financial Services	24,461	4,237
East West Bancorp Inc	23,532	2,253
Everest Group Ltd	2,104	763
Fifth Third Bancorp	58,545	2,475
First Horizon Corp	78,064	1,572
Fiserv Inc, Cl A *	5,810	1,194
Global Payments Inc	82,982	9,299
Goldman Sachs Group Inc/The	996	570
Hartford Financial Services Group Inc/The	56,671	6,200
JPMorgan Chase & Co	58,542	14,033
Kinsale Capital Group Inc	12,104	5,630
Mastercard Inc, Cl A	3,462	1,823
MetLife Inc	5,123	419
MGIC Investment Corp	37,006	877
Moody's Corp	33,622	15,916
Morgan Stanley	56,533	7,107
MSCI Inc, Cl A	15,807	9,484
NU Holdings Ltd, Cl A *	61,922	642
Radian Group Inc	47,300	1,500
Regions Financial Corp	112,708	2,651
Robinhood Markets Inc, Cl A *	12,075	450
S&P Global Inc	11,500	5,727
Starwood Property Trust Inc ‡	37,558	712
State Street Corp	77,119	7,569
Synchrony Financial	76,046	4,943
Toast Inc, Cl A *	7,654	279
Truist Financial Corp	8,968	389
Unum Group	35,267	2,576
Visa Inc, Cl A	96,278	30,428
Voya Financial Inc	4,799	330
Wells Fargo & Co	137,027	9,625
Western Union Co/The	29,776	316
Willis Towers Watson PLC	27,557	8,632
Zions Bancorp NA	17,984	976

		227,506
Health Care — 12.0%
AstraZeneca PLC ADR	11,848	776
Baxter International Inc	112,272	3,274

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Boston Scientific Corp *	80,538	$7,194
Bristol-Myers Squibb Co	144,067	8,148
Cardinal Health Inc	42,671	5,047
Centene Corp *	9,478	574
Cigna Group/The	4,286	1,184
CVS Health Corp	180,969	8,124
Danaher Corp, Cl A	21,802	5,005
DaVita Inc *	11,100	1,660
Eli Lilly & Co	17,130	13,224
Exelixis Inc *	82,173	2,736
Genmab A/S ADR *	63,285	1,321
Gilead Sciences Inc	86,578	7,997
GSK PLC ADR	124,130	4,198
HCA Healthcare Inc	17,588	5,279
Humana Inc	12,904	3,274
IDEXX Laboratories Inc *	3,204	1,325
Incyte Corp *	26,583	1,836
Intuitive Surgical Inc *	2,050	1,070
Jazz Pharmaceuticals PLC *	50,304	6,195
Johnson & Johnson	156,892	22,690
Lantheus Holdings Inc *	10,655	953
McKesson Corp	7,254	4,134
Medtronic PLC	79,267	6,332
Merck & Co Inc	59,975	5,966
Mettler-Toledo International Inc *	12,663	15,495
Natera Inc *	19,634	3,108
Organon & Co	153,308	2,287
Pfizer Inc	215,838	5,726
Royalty Pharma PLC, Cl A	51,515	1,314
Sanofi SA ADR	40,173	1,938
Sarepta Therapeutics Inc *	10,258	1,247
STERIS PLC	16,539	3,400
Stryker Corp	15,396	5,543
United Therapeutics Corp *	4,772	1,684
UnitedHealth Group Inc	18,267	9,241
Vaxcyte Inc *	3,565	292
Viatris Inc, Cl W	302,646	3,768
Zoetis Inc, Cl A	25,037	4,079

		188,638
Industrials — 10.4%
Acuity Brands Inc	2,907	849
AerCap Holdings NV	88,975	8,515
AGCO Corp	28,514	2,665
Allison Transmission Holdings Inc	37,699	4,074
AMETEK Inc	9,067	1,634
Automatic Data Processing Inc	13,124	3,842
Axon Enterprise Inc *	1,555	924
Caterpillar Inc, Cl A	2,651	962
Cintas Corp	25,838	4,721
CNH Industrial NV	100,352	1,137
Cummins Inc	19,070	6,648
Delta Air Lines Inc, Cl A	181,150	10,959
Eaton Corp PLC	15,098	5,010

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Equifax Inc	21,412	$5,457
Fastenal Co, Cl A	13,670	983
FedEx Corp	35,324	9,938
GFL Environmental Inc	152,757	6,804
HEICO Corp	31,778	7,555
Huntington Ingalls Industries Inc, Cl A	4,834	913
Lockheed Martin Corp	7,087	3,444
ManpowerGroup Inc	45,042	2,600
Mueller Industries Inc	11,075	879
Old Dominion Freight Line Inc, Cl A	26,268	4,634
Oshkosh Corp	4,124	392
Owens Corning	28,540	4,861
Parker-Hannifin Corp, Cl A	1,736	1,104
Robert Half Inc	10,591	746
Rollins Inc	17,825	826
Ryder System Inc	18,537	2,908
Snap-on Inc	11,325	3,845
Textron Inc	55,041	4,210
Timken Co/The	57,812	4,126
Trane Technologies PLC	3,092	1,142
TransDigm Group Inc	8,600	10,899
United Airlines Holdings Inc *	42,452	4,122
Veralto Corp	130,243	13,265
Verisk Analytics Inc, Cl A	1,122	309
Vertiv Holdings Co, Cl A	49,511	5,625
Waste Connections Inc	42,033	7,212
WW Grainger Inc	2,771	2,921

		163,660
Information Technology — 27.4%
Accenture PLC, Cl A	4,779	1,681
Adobe Inc *	39,019	17,351
Advanced Micro Devices Inc *	8,232	994
Amdocs Ltd	51,821	4,412
Amkor Technology Inc	37,130	954
Amphenol Corp, Cl A	187,457	13,019
Analog Devices Inc	25,517	5,421
Apple Inc	265,364	66,452
Applied Materials Inc	21,156	3,441
AppLovin Corp, Cl A *	40,287	13,046
Arista Networks Inc *	32,252	3,565
Arrow Electronics Inc, Cl A *	16,836	1,904
Astera Labs Inc *	10,682	1,415
Autodesk Inc, Cl A *	1,968	582
Broadcom Inc	105,926	24,558
Cadence Design Systems Inc *	24,618	7,397
Cirrus Logic Inc *	12,623	1,257
Cisco Systems Inc	107,201	6,346
Core Scientific Inc *	57,102	802
Dell Technologies Inc, Cl C	26,597	3,065
DocuSign Inc, Cl A *	15,606	1,404
Dropbox Inc, Cl A *	152,381	4,577
DXC Technology Co *	47,985	959
F5 Inc, Cl A *	9,330	2,346

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Fair Isaac Corp *	1,351	$2,690
Flex Ltd *	70,233	2,696
Fortinet Inc *	34,159	3,227
Gartner Inc *	637	309
Gen Digital Inc	56,640	1,551
Hewlett Packard Enterprise Co	129,722	2,770
HP Inc	114,844	3,747
International Business Machines Corp	21,234	4,668
Intuit Inc	23,331	14,663
Jabil Inc	28,206	4,059
Manhattan Associates Inc *	14,005	3,785
Micron Technology Inc	19,104	1,608
Microsoft Corp	159,625	67,282
Monolithic Power Systems Inc	3,979	2,354
Motorola Solutions Inc	32,536	15,039
NetApp Inc	3,264	379
NVIDIA Corp	350,862	47,117
ON Semiconductor Corp *	51,287	3,234
Oracle Corp, Cl B	55,879	9,312
QUALCOMM Inc	43,642	6,704
Roper Technologies Inc	10,635	5,529
Salesforce Inc	45,976	15,371
SAP SE ADR	22,473	5,533
ServiceNow Inc *	4,344	4,605
Skyworks Solutions Inc	3,042	270
Taiwan Semiconductor Manufacturing Co Ltd ADR	42,335	8,361
TD SYNNEX Corp	5,240	614
Vontier Corp	142,409	5,194

		429,619
Materials — 2.9%
Berry Global Group Inc	31,426	2,032
Celanese Corp, Cl A	41,164	2,849
Crown Holdings Inc	63,953	5,288
Eastman Chemical Co	47,089	4,300
FMC Corp	92,162	4,480
Freeport-McMoRan Inc, Cl B	57,080	2,174
Glatfelter Corp *	8,683	158
Graphic Packaging Holding Co	13,677	371
International Paper Co	11,485	618
Linde PLC	13,515	5,658
LyondellBasell Industries NV, Cl A	3,410	253
Martin Marietta Materials Inc, Cl A	4,861	2,511
Mosaic Co/The	15,728	387
Reliance Inc	21,607	5,818
Sherwin-Williams Co/The, Cl A	11,666	3,966
Steel Dynamics Inc	15,976	1,822
Sylvamo Corp	35,443	2,801

		45,486
Real Estate — 1.1%
American Tower Corp, Cl A ‡	27,361	5,018
Equinix Inc ‡	4,672	4,405

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Host Hotels & Resorts Inc ‡	105,947	$1,856
Howard Hughes Holdings Inc *	11,249	865
Omega Healthcare Investors Inc ‡	100,607	3,808
Sabra Health Care REIT Inc ‡	86,576	1,500

		17,452
Utilities — 2.5%
Constellation Energy Corp	4,349	973
Edison International	89,709	7,163
Exelon Corp	19,614	738
FirstEnergy Corp	180,214	7,169
NextEra Energy Inc	39,355	2,821
NRG Energy Inc	119,410	10,773
Talen Energy Corp *	3,638	733
UGI Corp	58,936	1,664

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vistra Corp	33,228	$4,581
Xcel Energy Inc	50,916	3,438

		40,053
Total Common Stock
(Cost $887,857) ($ Thousands)		1,555,462

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	14,078,777	14,079
Total Cash Equivalent
(Cost $14,079) ($ Thousands)		14,079
Total Investments in Securities — 99.9%
(Cost $901,936) ($ Thousands)		$1,569,541

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	23	Mar-2025	$6,946	$6,826	$(120)
S&P Mid Cap 400 Index E-MINI	6	Mar-2025	1,917	1,888	(29)
			$8,863	$8,714	$(149)

Percentages are based on Net Assets of $1,570,352 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$15,864	$123,245	$(125,030)	$—	$—	$14,079	$184	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.6%

Communication Services — 7.2%
Alphabet Inc, Cl A	15,208	$2,879
AT&T Inc	1,527,589	34,783
BCE Inc	240,134	5,566
Comcast Corp, Cl A	626,217	23,502
Fox Corp, Cl A	130,663	6,348
Meta Platforms Inc, Cl A	6,057	3,546
Nexstar Media Group Inc, Cl A	7,119	1,125
Omnicom Group Inc	2,730	235
Sirius XM Holdings Inc	124,539	2,840
TEGNA Inc	94,393	1,726
Verizon Communications Inc	163,590	6,542
Walt Disney Co/The	52,590	5,856

		94,948
Consumer Discretionary — 6.0%
AutoNation Inc *	12,701	2,157
Best Buy Co Inc	3,079	264
Bloomin' Brands Inc	43,543	532
BorgWarner Inc	77,654	2,469
Dick's Sporting Goods Inc	12,596	2,882
eBay Inc	123,773	7,668
Expedia Group Inc *	3,971	740
Ford Motor Co	185,547	1,837
General Motors Co	369,298	19,672
Genuine Parts Co	80,618	9,413
Goodyear Tire & Rubber Co/The *	124,130	1,117
Harley-Davidson Inc, Cl A	31,143	938
KB Home	6,098	401
Kohl's Corp	23,092	324
Lennar Corp, Cl A	27,173	3,706
Lowe's Cos Inc	40,273	9,939
Magna International Inc, Cl A	85,537	3,575
Penske Automotive Group Inc, Cl A	13,566	2,068
Phinia Inc	8,975	432
PulteGroup Inc	40,367	4,396
PVH Corp	29,830	3,155
Whirlpool Corp	5,977	684

		78,369
Consumer Staples — 10.2%
Altria Group Inc	213,204	11,148
Ambev SA ADR	1,594,997	2,951
Archer-Daniels-Midland Co	130,904	6,613
Bunge Global SA	37,595	2,923
Campbell Soup Co	6,141	257
Conagra Brands Inc	183,730	5,099
Diageo PLC ADR	43,307	5,506
Dollar General Corp	80,385	6,095
Estee Lauder Cos Inc/The, Cl A	23,046	1,728
Ingredion Inc	41,015	5,642
Kenvue Inc	559,787	11,952
Kraft Heinz Co/The	56,221	1,727
Kroger Co/The	361,681	22,117

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Molson Coors Beverage Co, Cl B	102,466	$5,873
Philip Morris International Inc	120,441	14,495
Target Corp, Cl A	104,558	14,134
Tyson Foods Inc, Cl A	106,849	6,137
Unilever PLC ADR	158,208	8,970

		133,367
Energy — 7.0%
APA Corp	57,896	1,337
BP PLC ADR	147,347	4,356
Canadian Natural Resources Ltd	73,868	2,280
Chevron Corp	102,863	14,899
ConocoPhillips	175,501	17,404
Devon Energy Corp	63,652	2,083
Exxon Mobil Corp	233,846	25,155
Halliburton Co	70,934	1,929
HF Sinclair Corp	31,396	1,100
Marathon Petroleum Corp	38,375	5,353
Phillips 66	7,937	904
Schlumberger NV, Cl A	37,153	1,424
Scorpio Tankers Inc	24,890	1,237
Shell PLC ADR	61,589	3,859
Valero Energy Corp	66,286	8,126

		91,446
Financials — 22.0%
Aflac Inc	2,443	253
Allstate Corp/The	21,964	4,234
Ally Financial Inc	42,096	1,516
American Express Co	2,873	853
American Financial Group Inc/OH	12,280	1,682
American International Group Inc	29,934	2,179
Ameriprise Financial Inc	9,891	5,266
Annaly Capital Management Inc ‡	131,039	2,398
Bank of America Corp	563,730	24,776
Bank of New York Mellon Corp/The	181,889	13,975
Berkshire Hathaway Inc, Cl B *	23,674	10,731
Chubb Ltd	56,929	15,729
Citigroup Inc	514,220	36,196
Citizens Financial Group Inc	41,189	1,802
Discover Financial Services	28,824	4,993
East West Bancorp Inc	20,987	2,010
Everest Group Ltd	3,207	1,162
Fifth Third Bancorp	88,552	3,744
First Horizon Corp	118,479	2,386
Global Payments Inc	84,857	9,509
Goldman Sachs Group Inc/The	6,045	3,462
Hartford Financial Services Group Inc/The	27,860	3,048
JPMorgan Chase & Co	127,355	30,528
Lincoln National Corp	47,807	1,516
MetLife Inc	85,353	6,989
MGIC Investment Corp	132,507	3,142
Morgan Stanley	123,793	15,563
Northern Trust Corp	5,769	591

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prudential Financial Inc	28,737	$3,406
Radian Group Inc	78,204	2,481
Raymond James Financial Inc	8,699	1,351
Regions Financial Corp	92,635	2,179
State Street Corp	47,517	4,664
Synchrony Financial	139,223	9,050
T Rowe Price Group Inc	11,204	1,267
Travelers Cos Inc/The	38,313	9,229
Truist Financial Corp	207,682	9,009
Unum Group	57,512	4,200
Voya Financial Inc	73,296	5,045
Wells Fargo & Co	278,427	19,557
Western Union Co/The	97,873	1,037
Willis Towers Watson PLC	12,823	4,017
Zions Bancorp NA	45,240	2,454

		289,179
Health Care — 14.2%
AstraZeneca PLC ADR	17,853	1,170
Baxter International Inc	153,422	4,474
Bristol-Myers Squibb Co	184,917	10,459
Cardinal Health Inc	67,710	8,008
Centene Corp *	107,861	6,534
Cigna Group/The	18,672	5,156
CVS Health Corp	263,114	11,811
DaVita Inc *	8,992	1,345
Exelixis Inc *	43,335	1,443
Genmab A/S ADR *	89,168	1,861
Gilead Sciences Inc	118,904	10,983
GSK PLC ADR	105,791	3,578
HCA Healthcare Inc	8,699	2,611
Humana Inc	12,063	3,060
Incyte Corp *	35,435	2,447
Jazz Pharmaceuticals PLC *	54,706	6,737
Johnson & Johnson	157,673	22,803
Lantheus Holdings Inc *	11,065	990
McKesson Corp	12,833	7,314
Medtronic PLC	178,084	14,225
Merck & Co Inc	151,614	15,083
Novartis AG ADR	88,044	8,568
Organon & Co	171,616	2,560
Pfizer Inc	496,753	13,179
Royalty Pharma PLC, Cl A	192,659	4,915
Sanofi SA ADR	48,458	2,337
Sarepta Therapeutics Inc *	12,415	1,509
United Therapeutics Corp *	13,725	4,843
Viatris Inc, Cl W	511,249	6,365

		186,368
Industrials — 11.8%
AerCap Holdings NV	75,785	7,253
AGCO Corp	38,974	3,643
Allison Transmission Holdings Inc	39,349	4,252
Caterpillar Inc, Cl A	7,394	2,682

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CNH Industrial NV	153,085	$1,734
Cummins Inc	18,073	6,300
Delta Air Lines Inc, Cl A	230,357	13,937
FedEx Corp	36,398	10,240
General Dynamics Corp	57,064	15,036
Huntington Ingalls Industries Inc, Cl A	15,488	2,927
Johnson Controls International PLC	180,612	14,256
Lockheed Martin Corp	4,733	2,300
ManpowerGroup Inc	42,383	2,446
Mueller Industries Inc	14,053	1,115
Oshkosh Corp	23,928	2,275
Owens Corning	27,276	4,646
PACCAR Inc	25,210	2,622
RTX Corp	144,068	16,672
Ryder System Inc	26,884	4,217
Siemens AG ADR	94,958	9,181
Snap-on Inc	18,096	6,143
Textron Inc	59,630	4,561
Timken Co/The	47,421	3,384
United Airlines Holdings Inc *	37,425	3,634
United Parcel Service Inc, Cl B	69,337	8,743

		154,199
Information Technology — 9.2%
Amdocs Ltd	62,562	5,326
Amkor Technology Inc	86,330	2,218
Applied Materials Inc	15,694	2,552
Arrow Electronics Inc, Cl A *	29,256	3,309
Broadcom Inc	61,603	14,282
Cirrus Logic Inc *	18,558	1,848
Cisco Systems Inc	307,760	18,219
Cognizant Technology Solutions Corp, Cl A	23,129	1,779
Dell Technologies Inc, Cl C	30,097	3,468
Dropbox Inc, Cl A *	42,566	1,279
DXC Technology Co *	112,302	2,244
Flex Ltd *	72,201	2,772
Gen Digital Inc	37,780	1,034
Hewlett Packard Enterprise Co	373,639	7,977
HP Inc	254,105	8,291
International Business Machines Corp	21,240	4,669
Jabil Inc	40,507	5,829
Micron Technology Inc	21,970	1,849
Microsoft Corp	25,507	10,751
ON Semiconductor Corp *	60,270	3,800
QUALCOMM Inc	54,867	8,429
Skyworks Solutions Inc	38,844	3,445
TD SYNNEX Corp	8,702	1,021
Vontier Corp	94,752	3,456
Xerox Holdings Corp	60,688	512

		120,359
Materials — 3.6%
Berry Global Group Inc	26,280	1,700
Celanese Corp, Cl A	52,211	3,614

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Crown Holdings Inc	45,761	$3,784
Dow Inc	312,658	12,547
Eastman Chemical Co	42,118	3,846
FMC Corp	107,936	5,247
Freeport-McMoRan Inc, Cl B	65,278	2,486
Glatfelter Corp *	7,261	132
Graphic Packaging Holding Co	51,887	1,409
LyondellBasell Industries NV, Cl A	46,631	3,463
Mosaic Co/The	68,084	1,673
O-I Glass Inc, Cl I *	56,355	611
Steel Dynamics Inc	40,818	4,656
Sylvamo Corp	31,045	2,453

		47,621
Real Estate — 3.0%
Crown Castle Inc ‡	59,770	5,425
Healthpeak Properties Inc ‡	552,456	11,198
Host Hotels & Resorts Inc ‡	233,058	4,083
Howard Hughes Holdings Inc *	44,213	3,401
Omega Healthcare Investors Inc ‡	77,424	2,931
Sabra Health Care REIT Inc ‡	143,789	2,490
VICI Properties Inc, Cl A ‡	340,826	9,956

		39,484

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 4.4%
Duke Energy Corp	122,415	$13,189
Edison International	81,355	6,495
Exelon Corp	70,449	2,652
FirstEnergy Corp	159,602	6,349
NextEra Energy Inc	174,956	12,543
NRG Energy Inc	120,336	10,857
UGI Corp	125,169	3,533
Xcel Energy Inc	34,714	2,344

		57,962
Total Common Stock
(Cost $890,230) ($ Thousands)		1,293,302

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	15,684,125	15,684
Total Cash Equivalent
(Cost $15,684) ($ Thousands)		15,684
Total Investments in Securities — 99.8%
(Cost $905,914) ($ Thousands)		$1,308,986

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	14	Mar-2025	$4,268	$4,155	$(113)
S&P Mid Cap 400 Index E-MINI	14	Mar-2025	4,586	4,406	(180)
			$8,854	$8,561	$(293)

Percentages are based on Net Assets of $1,311,076 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$13,973	$52,264	$(50,553)	$—	$—	$15,684	$172	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 94.6%

Communication Services — 11.6%
Alphabet Inc, Cl A	332,733	$62,986
Alphabet Inc, Cl C	61,084	11,633
Liberty Media Corp-Liberty Formula One, Cl C *	26,599	2,465
Meta Platforms Inc, Cl A	106,162	62,159
Netflix Inc *	27,360	24,387
Pinterest Inc, Cl A *	30,565	886
Reddit Inc, Cl A *	1,935	316
Roku Inc, Cl A *	7,254	539
Sea Ltd ADR *	20,293	2,153
Spotify Technology SA *	27,513	12,309
Trade Desk Inc/The, Cl A *	3,713	436

		180,269
Consumer Discretionary — 14.1%
ADT Inc	33,742	233
Airbnb Inc, Cl A *	6,993	919
Amazon.com Inc, Cl A *	340,055	74,605
AutoZone Inc *	7,299	23,371
Booking Holdings Inc	2,699	13,410
Cava Group Inc *	16,746	1,889
Chewy Inc, Cl A *	9,481	317
Coupang Inc, Cl A *	119,230	2,621
Deckers Outdoor Corp *	36,748	7,463
DoorDash Inc, Cl A *	5,635	945
DraftKings Inc, Cl A *	94,377	3,511
Expedia Group Inc *	2,574	480
Ferrari NV	3,908	1,660
Garmin Ltd	23,819	4,913
Global-e Online Ltd, Cl E *	55,612	3,032
H&R Block Inc	11,323	598
Hilton Worldwide Holdings Inc	26,961	6,664
Home Depot Inc/The	1,179	459
Lennar Corp, Cl A	7,627	1,040
Lowe's Cos Inc	55,192	13,621
MercadoLibre Inc *	2,842	4,833
MGM Resorts International *	7,360	255
NIKE Inc, Cl B	84,164	6,369
Norwegian Cruise Line Holdings Ltd *	22,853	588
O'Reilly Automotive Inc *	864	1,024
PVH Corp	10,606	1,122
Ralph Lauren Corp, Cl A	5,272	1,218
SharkNinja Inc *	20,294	1,976
Tesla Inc *	41,872	16,910
Texas Roadhouse Inc, Cl A	8,393	1,514
TJX Cos Inc/The	173,065	20,908
Williams-Sonoma Inc	2,814	521

		218,989
Consumer Staples — 3.0%
Colgate-Palmolive Co	145,469	13,225
Costco Wholesale Corp	365	335
Freshpet Inc *	11,324	1,677

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kraft Heinz Co/The	19,713	$605
Kroger Co/The	10,223	625
PepsiCo Inc	99,146	15,076
Performance Food Group Co *	551	47
Philip Morris International Inc	5,454	656
Procter & Gamble Co/The	15,904	2,666
Target Corp, Cl A	14,977	2,025
Walmart Inc	103,299	9,333

		46,270
Energy — 0.3%
Cameco Corp	55,354	2,845
Ovintiv Inc	4,072	165
SM Energy Co	22,149	858
TechnipFMC PLC	18,128	525

		4,393
Financials — 8.2%
Affirm Holdings Inc, Cl A *	13,013	792
Bank of New York Mellon Corp/The	20,015	1,538
BlackRock Funding Inc	826	847
Capital One Financial Corp	15,146	2,701
CME Group Inc, Cl A	67,330	15,636
Everest Group Ltd	1,511	548
FactSet Research Systems Inc	16,387	7,870
Fidelity National Information Services Inc, Cl B	25,424	2,054
Fiserv Inc, Cl A *	36,759	7,551
Goldman Sachs Group Inc/The	5,994	3,432
JPMorgan Chase & Co	14,870	3,564
Mastercard Inc, Cl A	42,289	22,268
MGIC Investment Corp	19,410	460
Moody's Corp	51,997	24,614
MSCI Inc, Cl A	16,351	9,811
Robinhood Markets Inc, Cl A *	26,767	997
S&P Global Inc	12,246	6,099
Synchrony Financial	3,455	225
Toast Inc, Cl A *	75,060	2,736
Virtu Financial Inc, Cl A	12,970	463
Visa Inc, Cl A	32,203	10,177
Wells Fargo & Co	32,450	2,279

		126,662
Health Care — 6.8%
10X Genomics Inc, Cl A *	46,690	671
agilon health Inc *	20,918	40
Apellis Pharmaceuticals Inc *	15,156	484
Becton Dickinson & Co	23,662	5,368
BioNTech ADR *	6,536	745
Boston Scientific Corp *	182,065	16,262
Edwards Lifesciences Corp, Cl A *	16,398	1,214
Eli Lilly & Co	22,248	17,175
Exelixis Inc *	17,942	598
Gilead Sciences Inc	9,618	888
Illumina Inc *	3,117	417

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Intuitive Surgical Inc *	16,313	$8,515
Johnson & Johnson	60,589	8,762
McKesson Corp	2,185	1,245
Merck & Co Inc	8,520	848
Mettler-Toledo International Inc *	5,380	6,583
Natera Inc *	43,917	6,952
ResMed Inc	25,892	5,921
Sarepta Therapeutics Inc *	2,097	255
Tenet Healthcare Corp *	4,511	569
UnitedHealth Group Inc	38,994	19,726
Universal Health Services Inc, Cl B	7,219	1,295
Vaxcyte Inc *	18,120	1,483

		106,016
Industrials — 8.1%
Alaska Air Group Inc *	2,474	160
Allison Transmission Holdings Inc	14,986	1,619
Carrier Global Corp	171,740	11,723
Copart Inc *	71,534	4,105
Core & Main Inc, Cl A *	42,423	2,160
Curtiss-Wright Corp	1,562	554
Delta Air Lines Inc, Cl A	97,487	5,898
Eaton Corp PLC	18,407	6,109
FedEx Corp	170	48
GE Vernova Inc	1,342	441
General Electric Co	2,611	436
GFL Environmental Inc	228,793	10,190
Graco Inc	88,784	7,484
HEICO Corp, Cl A	32,706	6,086
Howmet Aerospace Inc	61,080	6,680
Lockheed Martin Corp	6,567	3,191
Masco Corp	11,479	833
Otis Worldwide Corp	87,666	8,119
Paylocity Holding Corp *	1,629	325
RTX Corp	18,435	2,133
Trane Technologies PLC	29,965	11,068
TransDigm Group Inc	2,418	3,064
TransUnion	9,571	887
Uber Technologies Inc *	20,879	1,259
United Airlines Holdings Inc *	51,060	4,958
Vertiv Holdings Co, Cl A	156,886	17,824
WESCO International Inc	8,265	1,496
Westinghouse Air Brake Technologies Corp	36,187	6,861

		125,711
Information Technology — 39.2%
Adobe Inc *	29,278	13,019
Advanced Micro Devices Inc *	32,411	3,915
Allegro MicroSystems Inc *	5,284	116
Amkor Technology Inc	5,917	152
Amphenol Corp, Cl A	184,119	12,787
Analog Devices Inc	61,081	12,977
Apple Inc	484,748	121,391
Applied Materials Inc	29,563	4,808

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AppLovin Corp, Cl A *	95,334	$30,872
Arista Networks Inc *	150,041	16,584
ASML Holding NV, Cl G	6,809	4,719
Astera Labs Inc *	39,863	5,280
Atlassian Corp, Cl A *	1,943	473
Broadcom Inc	109,605	25,411
Cadence Design Systems Inc *	19,100	5,739
Cloudflare Inc, Cl A *	34,436	3,708
Core Scientific Inc *	106,567	1,497
Credo Technology Group Holding Ltd *	21,928	1,474
Crowdstrike Holdings Inc, Cl A *	11,137	3,811
Datadog Inc, Cl A *	3,448	493
Dell Technologies Inc, Cl C	36,070	4,157
DocuSign Inc, Cl A *	58,644	5,274
Dropbox Inc, Cl A *	10,820	325
Fair Isaac Corp *	2,051	4,083
Fortinet Inc *	69,102	6,529
GoDaddy Inc, Cl A *	6,570	1,297
Guidewire Software Inc, Cl Z *	22,591	3,808
Hewlett Packard Enterprise Co	57,912	1,236
Impinj Inc *	979	142
Intel Corp	17,095	343
Intuit Inc	8,546	5,371
Jabil Inc	7,521	1,082
KLA Corp	4,564	2,876
Kyndryl Holdings Inc *	55,952	1,936
Manhattan Associates Inc *	20,194	5,457
Microsoft Corp	361,866	152,527
MongoDB Inc, Cl A *	867	202
Motorola Solutions Inc	21,566	9,969
NVIDIA Corp	560,232	75,234
Oracle Corp, Cl B	108,584	18,094
Palantir Technologies Inc, Cl A *	66,828	5,054
Palo Alto Networks Inc *	2,320	422
Pegasystems Inc	19,476	1,815
Pure Storage Inc, Cl A *	3,399	209
QUALCOMM Inc	4,634	712
Salesforce Inc	17,481	5,844
Samsara Inc, Cl A *	7,967	348
ServiceNow Inc *	6,717	7,121
Taiwan Semiconductor Manufacturing Co Ltd ADR	72,335	14,285
TE Connectivity PLC	2,272	325
UiPath Inc, Cl A *	193,452	2,459
Universal Display Corp	4,681	684
Workday Inc, Cl A *	4,872	1,257

		609,703
Materials — 1.9%
Alcoa Corp	4,951	187
CRH PLC	7,164	663
Freeport-McMoRan Inc, Cl B	32,714	1,246
Linde PLC	30,419	12,736
Martin Marietta Materials Inc, Cl A	1,220	630

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Mosaic Co/The	21,090	$518
Packaging Corp of America	3,736	841
PPG Industries Inc	896	107
Sherwin-Williams Co/The, Cl A	37,826	12,858

		29,786
Real Estate — 0.4%
Brixmor Property Group Inc ‡	86,665	2,413
Lamar Advertising Co, Cl A ‡	12,275	1,494
Ventas Inc ‡	44,912	2,645
Welltower Inc ‡	2,667	336

		6,888
Utilities — 1.0%
Constellation Energy Corp	10,682	2,390
Dominion Energy Inc	49,818	2,683
NRG Energy Inc	29,779	2,687
PG&E Corp	12,687	256
Talen Energy Corp *	16,349	3,294

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vistra Corp	32,556	$4,488

		15,798
Total Common Stock
(Cost $659,684) ($ Thousands)		1,470,485
	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 3.0%
U.S. Treasury Bill
4.888%, 02/20/2025 (A)	$46,475	46,211

Total U.S. Treasury Obligation
(Cost $46,190) ($ Thousands)		46,211

	Shares
CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	39,589,749	39,590
Total Cash Equivalent
(Cost $39,590) ($ Thousands)		39,590
Total Investments in Securities — 100.1%
(Cost $745,464) ($ Thousands)		$1,556,286

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
NASDAQ 100 Index E-MINI	15	Mar-2025	$6,551	$6,368	$(183)
S&P 500 Index E-MINI	24	Mar-2025	7,253	7,123	(130)
			$13,804	$13,491	$(313)

A list of the open OTC swap agreements held by the Fund at December 31, 2024 is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	United States Custom Basket of Securities	New York Federal Overnight Bank Fund Rate +0.40%	Asset Returns	Annually	09/15/2025	USD	65,520	$(1,311)	$–	$(1,311)
								$(1,311)	$–	$(1,311)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of December 31, 2024:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

65,723	LAM RESEARCH CORP	$5,115	$(364)	7.8%
11,019	TESLA INC	5,099	(660)	7.8
7,567	GOLDMAN SACHS GROUP INC	4,437	(90)	6.8
16,789	ROYAL CARIBBEAN CRUISES LTD (DOING BUSINESS AS ROY	4,080	(206)	6.2
21,727	SIMON PROPERTY GROUP INC	3,953	(174)	6.0
30,464	TERADYNE INC	3,944	(113)	6.0

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

56,599	SYNCHRONY FINANCIAL	$3,880	$(209)	5.9%
20,478	EXPEDIA GROUP INC	3,739	69	5.7
13,072	ATLASSIAN CORP -A-	3,635	(461)	5.5
20,407	GENERAL ELECTRIC CO	3,383	19	5.2
12,292	EQUIFAX INC	3,362	(236)	5.1
21,641	INTERCONTINENTAL EXCHANGE INC	3,345	(118)	5.1
17,117	ALLSTATE CORP	3,338	(34)	5.1
19,436	ORACLE CORP	3,328	(96)	5.1
40,423	EDISON INTERNATIONAL	3,281	(61)	5.0
48,638	COMERICA INC	3,222	(188)	4.9
47,534	PURE STORAGE INC -A-	3,166	(252)	4.8
3,399	NETFLIX INC	3,118	(93)	4.8
18,493	QUALCOMM INC	2,920	(69)	4.5
105,585	NORWEGIAN CRUISE LINE HOLDINGS LTD	2,811	(100)	4.3
29,605	WALMART INC	2,809	(134)	4.3
132,257	INTEL CORP	2,755	(109)	4.2
89,627	DROPBOX INC -A-	2,729	(43)	4.2
7,516	EVEREST GROUP LTD	2,689	30	4.1
19,805	TOLL BROTHERS INC	2,665	(177)	4.1
2,466	BLACKROCK INC	2,625	(91)	4.0
1,201	FAIR ISAAC CORP	2,607	(221)	4.0
41,918	UBER TECHNOLOGIES INC	2,526	(2)	3.9
63,242	OVINTIV INC	2,515	60	3.8
24,280	TRANSUNION	2,437	(191)	3.7
80,788	NEWS CORP -A-	2,315	(99)	3.5
14,604	UNIVERSAL DISPLAY CORP	2,296	(161)	3.5
29,648	NIKE INC SHS -B-	2,289	(38)	3.5
33,827	NUTANIX INC -A-	2,242	(178)	3.4
86,184	CARNIVAL CORPORATION SHS	2,233	(90)	3.4
7,644	FEDEX CORP	2,167	(10)	3.3
4,635	COMFORT SYSTEMS USA INC	2,146	(185)	3.3
8,549	TRAVELERS COMPANIES INC	2,105	(41)	3.2
6,761	HCA HEALTHCARE INC	2,093	(64)	3.2
2,587	UNITED RENTALS INC	1,979	(161)	3.0
11,444	PROCTER & GAMBLE CO	1,959	(44)	3.0
1,693	SERVICENOW INC	1,913	(122)	2.9
24,599	INCYTE CORP	1,717	(22)	2.6
16,336	ELASTIC N.V. BEARER AND REGISTERED SHARES	1,709	(94)	2.6
7,007	BROADCOM INC	1,691	(66)	2.6
21,364	MASCO CORP	1,662	(115)	2.5
12,414	NEUROCRINE BIOSCIENCES INC	1,652	46	2.5
12,682	WELLTOWER INC	1,632	(37)	2.5
42,895	EXELIXIS INC	1,547	(122)	2.4
214,412	ADT INC	1,535	(45)	2.3
8,221	DOORDASH INC -A-	1,476	(100)	2.3
16,255	PERFORMANCE FOOD GROUP CO	1,439	(68)	2.2
12,341	ARISTA NETWORKS INC	1,438	(77)	2.2
33,446	MAPLEBEAR INC REGSITERED SHS	1,424	(42)	2.2
17,046	FIDELITY NATIONAL INFORMATION SERVICES INC REGISTE	1,416	(36)	2.2
10,947	SAREPTA THERAPEUTICS INC	1,388	(60)	2.1
11,713	PULTEGROUP INC	1,371	(96)	2.1
3,878	SALESFORCE INC	1,364	(69)	2.1
5,848	PAYCOM SOFTWARE INC	1,343	(147)	2.0
66,658	PG&E CORPORATION	1,306	38	2.0
24,252	DOXIMITY INC -A-	1,292	(0)	2.0
13,565	NRG ENERGY INC	1,278	(56)	1.9
2,538	S&P GLOBAL INC	1,276	(15)	1.9
4,668	MONGODB INC -A-	1,240	(156)	1.9
5,478	VEEVA SYSTEMS INC -A-	1,231	(82)	1.9
49,468	MGIC INVESTMENT CORP	1,222	(52)	1.9
17,570	US FOODS HOLDING CORP	1,212	(29)	1.8

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

8,885	NVIDIA CORP	$1,173	$52	1.8%
5,501	GODADDY INC -A-	1,150	(67)	1.8
76,431	10X GENOMICS INC -A-	1,146	(51)	1.7
4,391	RESMED INC	1,058	(56)	1.6
10,823	UNITED AIRLINES HOLDINGS INC	1,033	15	1.6
1,894	INTUITIVE SURGICAL INC	1,023	(36)	1.6
13,049	DEXCOM INC	997	16	1.5
1,571	MONOLITHIC POWER SYSTEMS INC	988	(58)	1.5
3,491	WORKDAY INC SHS -A-	972	(73)	1.5
11,465	MEDTRONIC PLC	933	(11)	1.4
80,172	WARNER BROS. DISCOVERY INC SERIES -	930	(85)	1.4
9,937	PAYPAL HOLDINGS INC	907	(61)	1.4
4,862	CAPITAL ONE FINANCIAL CORP	900	(35)	1.4
7,360	RTX CORPORATION	869	(19)	1.3
23,724	CADENCE BANK	869	(48)	1.3
7,265	DELL TECHNOLOGIES INC -C-	866	(31)	1.3
27,673	PINTEREST INC -A-	838	(38)	1.3
30,782	AMKOR TECHNOLOGY INC	830	(26)	1.3
126,594	LUMEN TECHNOLOGIES INC	786	(122)	1.2
5,573	LAMAR ADVERTISING CO -A-	724	(38)	1.1
9,763	NEXTERA ENERGY INC	711	(20)	1.1
22,756	ALKERMES PLC	698	(45)	1.1
3,595	WESCO INTERNATIONAL INC	681	(31)	1.0
6,193	CIRRUS LOGIC INC	654	(39)	1.0
23,510	SLM CORP	652	(8)	1.0
1,306	UNITEDHEALTH GROUP INC	651	9	1.0
4,238	IMPINJ INC	636	(22)	1.0
1,869	APPLOVIN CORP -A-	636	(32)	1.0
10,588	VENTAS INC	630	(3)	1.0
43,876	LYFT INC -A-	627	(62)	1.0
6,383	CRH PLC	627	(38)	1.0
10,385	ROBLOX CORPORATION -A-	626	(26)	1.0
13,250	SAMSARA INC -A-	625	(47)	1.0

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(57,743)	ROBINHOOD MARKETS INC -A-	$(2,494)	$347	(3.8)%
(27,854)	CF INDUSTRIES HOLDINGS INC	(2,414)	42	(3.7)
(24,927)	EXPAND ENERGY CORPORATION	(2,411)	(67)	(3.7)
(207,903)	NU HOLDINGS LIMITED -A-	(2,353)	203	(3.6)
(6,325)	POOL CORP	(2,292)	139	(3.5)
(13,317)	GENERAC HOLDINGS INC	(2,226)	165	(3.4)
(3,566)	TYLER TECHNOLOGIES INC	(2,191)	138	(3.3)
(16,907)	AMERICAN WATER WORKS CO INC	(2,176)	75	(3.3)
(20,352)	NORTHERN TRUST CORP	(2,148)	51	(3.3)
(28,432)	COSTAR GROUP INC	(2,139)	107	(3.3)
(20,861)	ALEXANDRIA REAL ESTATE EQUITIES INC	(2,115)	56	(3.2)
(6,015)	MEDPACE HOLDINGS INC	(2,104)	109	(3.2)
(5,131)	ZEBRA TECHNOLOGIES CORP SHS -A-	(2,088)	131	(3.2)
(13,023)	REPLIGEN CORP	(2,074)	208	(3.2)
(11,609)	CDW CORPORATION	(2,046)	29	(3.1)
(11,275)	JACK HENRY & ASSOCIATES INC	(2,008)	30	(3.1)
(10,549)	CHARLES RIVER LABORATORIES INTERNATIONAL INC REGIS	(2,005)	61	(3.1)
(9,872)	CHART INDUSTRIES INC	(1,998)	117	(3.0)
(21,614)	WESTERN ALLIANCE BANCORP	(1,969)	167	(3.0)
(24,961)	PRINCIPAL FINANCIAL GROUP INC	(1,964)	18	(3.0)
(38,537)	WAYFAIR INC -A-	(1,950)	245	(3.0)
(16,375)	EXPEDITORS INTERNATIONAL OF WASHINGTON REGISTERED	(1,929)	118	(2.9)
(75,581)	UNITY SOFTWARE INC	(1,902)	207	(2.9)
(184,934)	AMCOR PLC	(1,820)	83	(2.8)
(24,466)	AGREE REALTY CORP	(1,812)	85	(2.8)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(15,535)	WESTLAKE CORPORATION	$(1,794)	$16	(2.7)%
(27,361)	WESTERN DIGITAL CORP	(1,787)	158	(2.7)
(83,049)	ARES CAPITAL CORP	(1,779)	(76)	(2.7)
(3,509)	KINSALE CAPITAL GROUP INC	(1,762)	133	(2.7)
(10,504)	HAMILTON LANE INCORPORATED -A-	(1,720)	163	(2.6)
(43,969)	ESSENTIAL UTILITIES INC	(1,686)	92	(2.6)
(19,894)	MUELLER INDUSTRIES INC	(1,672)	93	(2.6)
(3,939)	ERIE INDEMNITY CO SHS -A-	(1,667)	46	(2.5)
(5,096)	RBC BEARINGS INC	(1,663)	142	(2.5)
(37,724)	CIVITAS RESOURCES INC	(1,656)	(72)	(2.5)
(136,513)	ROCKET COMPANIES INC -A-	(1,654)	120	(2.5)
(15,211)	SOUTHSTATE CORPORATION	(1,649)	139	(2.5)
(9,085)	AUTONATION INC	(1,567)	27	(2.4)
(7,487)	HEICO CORP -A-	(1,541)	151	(2.4)
(7,895)	FIRST SOLAR INC	(1,504)	124	(2.3)
(27,535)	REALTY INCOME CORP	(1,503)	35	(2.3)
(11,410)	WINTRUST FINANCIAL CORP	(1,502)	82	(2.3)
(119,885)	CCC INTELLIGENT SOLUTIONS HOLDINGS INC REGISTERED	(1,465)	61	(2.2)
(21,515)	COMMERCE BANCSHARES INC	(1,459)	115	(2.2)
(24,217)	BALL CORP	(1,400)	68	(2.1)
(26,579)	FIRST INDUSTRIAL REALTY TRUST INC	(1,394)	54	(2.1)
(7,008)	SPS COMMERCE INC	(1,392)	105	(2.1)
(8,663)	SPX TECHNOLOGIES INC	(1,355)	96	(2.1)
(8,206)	CRANE COMPANY	(1,349)	106	(2.1)
(7,166)	DIGITAL REALTY TRUST INC	(1,329)	52	(2.0)
(44,679)	CELSIUS HOLDINGS INC	(1,323)	148	(2.0)
(4,898)	F5 INC	(1,290)	61	(2.0)
(7,771)	PENSKE AUTOMOTIVE GROUP INC	(1,275)	93	(1.9)
(73,573)	HUNTINGTON BANCSHARES INC	(1,270)	64	(1.9)
(67,287)	THE CHEMOURS CO	(1,262)	127	(1.9)
(3,149)	CSW INDUSTRIALS INC	(1,225)	117	(1.9)
(37,717)	BLACKSTONE SECURED LENDING FUND	(1,212)	(34)	(1.8)
(3,053)	LITHIA MOTORS INC	(1,163)	93	(1.8)
(155,041)	AURORA INNOVATION INC -A-	(1,153)	178	(1.8)
(18,024)	TERRENO REALTY CORP	(1,118)	45	(1.7)
(525)	FIRST CITIZENS BANCSHARES INC -A-	(1,115)	7	(1.7)
(33,543)	SUPER MICRO COMPUTER INC	(1,111)	91	(1.7)
(6,482)	RLI CORP	(1,104)	9	(1.7)
(45,246)	AST SPACEMOBILE INC -A-	(1,099)	147	(1.7)
(6,208)	NOVANTA INC	(1,063)	116	(1.6)
(4,744)	WATTS WATER TECHNOLOGIES INC SHS -A-	(1,037)	75	(1.6)
(3,324)	BOSTON BEER INC SHS -A-	(1,022)	27	(1.6)
(33,000)	GAMESTOP CORP NEW SHS -A-	(1,018)	(16)	(1.6)
(2,641)	CURTISS-WRIGHT CORP	(1,017)	81	(1.6)
(4,086)	FABRINET BEARER SHS	(971)	74	(1.5)
(4,863)	LANCASTER COLONY CORP	(940)	95	(1.4)
(2,231)	RH	(926)	78	(1.4)
(10,284)	VAXCYTE INC	(920)	80	(1.4)
(28,129)	WARNER MUSIC GROUP CORP -A-	(917)	47	(1.4)
(153,541)	UWM HOLDINGS CORPORATION -A-	(914)	2	(1.4)
(2,924)	MADRIGAL PHARMACEUTICALS INC	(909)	9	(1.4)
(73,147)	ROIVANT SCIENCES LIMITED	(885)	21	(1.4)
(6,550)	CHURCHILL DOWNS INC	(883)	7	(1.3)
(25,420)	LEONARDO DRS INC	(882)	62	(1.3)
(8,362)	ALBEMARLE CORP	(832)	111	(1.3)
(3,680)	GLOBANT S.A.	(806)	18	(1.2)
(8,770)	CONSOLIDATED EDISON INC	(800)	19	(1.2)
(11,024)	CARRIER GLOBAL CORPORATION	(789)	36	(1.2)
(95,345)	JOBY AVIATION INCORPORATION	(789)	14	(1.2)
(15,966)	CYTOKINETICS INC	(783)	33	(1.2)
(6,368)	SUN COMMUNITIES INC	(781)	(7)	(1.2)
(4,157)	LANDSTAR SYSTEM INC	(763)	50	(1.2)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Growth Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(4,244)	HOULIHAN LOKEY INC -A-	(762)	26	(1.2)
(16,138)	REVOLUTION MEDICINES INC	(722)	17	(1.1)
(1,777)	WATERS CORPORATION	(665)	7	(1.0)

Percentages are based on Net Assets of $1,555,457 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$31,080	$115,292	$(106,782)	$—	$—	$39,590	$399	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for Abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.2%

Communication Services — 9.0%
Alphabet Inc, Cl A	122,210	$23,134
Alphabet Inc, Cl C	100,875	19,211
AT&T Inc	146,851	3,344
Charter Communications Inc, Cl A *	1,972	676
Comcast Corp, Cl A	78,476	2,945
Electronic Arts Inc	5,606	820
Fox Corp, Cl A	4,831	235
Fox Corp, Cl B	2,800	128
Frontier Communications Parent Inc *	5,100	177
GCI Liberty Inc *	2,200	—
IAC Inc *	1,648	71
Interpublic Group of Cos Inc/The	7,900	221
Iridium Communications Inc	2,400	70
Liberty Broadband Corp, Cl A *	400	30
Liberty Broadband Corp, Cl C *	2,308	173
Liberty Global Ltd, Cl A *	3,800	49
Liberty Global PLC *	3,300	43
Liberty Media Corp-Liberty Formula One, Cl A *	500	42
Liberty Media Corp-Liberty Formula One, Cl C *	4,300	398
Liberty Media Corp-Liberty Live, Cl A *	400	27
Liberty Media Corp-Liberty Live, Cl C *	1,009	69
Live Nation Entertainment Inc *	3,290	426
Madison Square Garden Sports Corp *	396	89
Match Group Inc *	5,399	177
Meta Platforms Inc, Cl A	45,574	26,684
Netflix Inc *	8,879	7,914
New York Times Co/The, Cl A	3,412	178
News Corp, Cl A	8,000	220
News Corp, Cl B	2,300	70
Nexstar Media Group Inc, Cl A	600	95
Omnicom Group Inc	4,026	346
Paramount Global, Cl A	200	5
Paramount Global, Cl B	12,253	128
Pinterest Inc, Cl A *	12,676	368
Playtika Holding Corp	1,600	11
ROBLOX Corp, Cl A *	10,700	619
Roku Inc, Cl A *	2,645	197
Sirius XM Holdings Inc	5,103	116
Spotify Technology SA *	3,060	1,369
Take-Two Interactive Software Inc, Cl A *	3,604	663
TKO Group Holdings Inc, Cl A *	1,600	227
T-Mobile US Inc	9,964	2,199
Trade Desk Inc/The, Cl A *	9,251	1,087
TripAdvisor Inc *	2,600	38
Trump Media & Technology Group Corp *	1,306	45
Verizon Communications Inc	86,329	3,452
Walt Disney Co/The	37,694	4,197
Warner Bros Discovery Inc *	50,220	531

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ZoomInfo Technologies Inc, Cl A *	6,800	$72

		103,386
Consumer Discretionary — 11.3%
ADT Inc	5,828	40
Advance Auto Parts Inc	1,217	58
Airbnb Inc, Cl A *	9,100	1,196
Amazon.com Inc, Cl A *	195,192	42,823
Amer Sports Inc *	1,145	32
Aptiv PLC *	4,853	294
Aramark	5,491	205
AutoNation Inc *	494	84
AutoZone Inc *	351	1,124
Bath & Body Works Inc	4,700	182
Best Buy Co Inc	4,480	384
Birkenstock Holding PLC *	550	31
Booking Holdings Inc	688	3,418
BorgWarner Inc	4,800	153
Boyd Gaming Corp	1,400	102
Bright Horizons Family Solutions Inc *	1,200	133
Brunswick Corp/DE	1,400	91
Burlington Stores Inc *	1,353	386
Caesars Entertainment Inc *	4,500	150
Capri Holdings Ltd *	2,500	53
CarMax Inc *	3,300	270
Carnival Corp *	21,127	527
Carter's Inc	800	43
Carvana Co, Cl A *	2,300	468
Cava Group Inc *	1,600	180
Chipotle Mexican Grill Inc, Cl A *	28,550	1,722
Choice Hotels International Inc	528	75
Churchill Downs Inc	1,422	190
Columbia Sportswear Co	700	59
Coupang Inc, Cl A *	24,300	534
Crocs Inc *	1,250	137
Darden Restaurants Inc	2,499	467
Deckers Outdoor Corp *	3,206	651
Dick's Sporting Goods Inc	1,192	273
Dillard's Inc, Cl A	70	30
Domino's Pizza Inc	699	293
DoorDash Inc, Cl A *	7,264	1,219
DR Horton Inc	6,038	844
DraftKings Inc, Cl A *	9,500	353
Duolingo Inc, Cl A *	800	259
Dutch Bros Inc, Cl A *	2,100	110
eBay Inc	9,906	614
Etsy Inc *	2,454	130
Expedia Group Inc *	2,624	489
Five Below Inc *	1,133	119
Floor & Decor Holdings Inc, Cl A *	2,200	219
Ford Motor Co	82,085	813
GameStop Corp, Cl A *	6,300	197
Gap Inc/The	4,200	99
Garmin Ltd	3,257	672

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
General Motors Co	22,699	$1,209
Gentex Corp	4,835	139
Genuine Parts Co	2,876	336
Grand Canyon Education Inc *	600	98
H&R Block Inc	2,900	153
Harley-Davidson Inc, Cl A	2,600	78
Hasbro Inc	2,902	162
Hilton Worldwide Holdings Inc	4,984	1,232
Home Depot Inc/The	20,496	7,973
Hyatt Hotels Corp, Cl A	894	140
Kohl's Corp	2,625	37
Las Vegas Sands Corp	7,446	382
Lear Corp	1,194	113
Leggett & Platt Inc	3,200	31
Lennar Corp, Cl A	4,989	680
Lennar Corp, Cl B	250	33
Light & Wonder Inc, Cl A *	1,900	164
Lithia Motors Inc, Cl A	530	189
LKQ Corp	5,488	202
Lowe's Cos Inc	11,714	2,891
Lucid Group Inc *	17,500	53
Lululemon Athletica Inc *	2,443	934
Macy's Inc	5,700	97
Marriott International Inc/MD, Cl A	4,755	1,326
Marriott Vacations Worldwide Corp	700	63
Mattel Inc *	7,100	126
McDonald's Corp	14,961	4,337
MGM Resorts International *	4,953	172
Mohawk Industries Inc *	1,132	135
Murphy USA Inc	345	173
Newell Brands Inc, Cl B	8,970	89
NIKE Inc, Cl B	24,544	1,857
Nordstrom Inc	2,100	51
Norwegian Cruise Line Holdings Ltd *	8,963	231
NVR Inc *	54	442
Ollie's Bargain Outlet Holdings Inc *	1,261	138
O'Reilly Automotive Inc *	1,200	1,423
Penn Entertainment Inc *	3,300	65
Penske Automotive Group Inc, Cl A	400	61
Planet Fitness Inc, Cl A *	1,800	178
Polaris Inc	1,031	59
Pool Corp	769	262
PulteGroup Inc	4,300	468
PVH Corp	1,149	122
QuantumScape Corp, Cl A *	6,600	34
Ralph Lauren Corp, Cl A	884	204
RH *	353	139
Rivian Automotive Inc, Cl A *	17,300	230
Ross Stores Inc	6,894	1,043
Royal Caribbean Cruises Ltd	4,923	1,136
Service Corp International/US	3,000	239
SharkNinja Inc *	1,400	136
Skechers USA Inc, Cl A *	2,753	185

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Starbucks Corp	23,701	$2,163
Tapestry Inc	4,808	314
Tempur Sealy International Inc	3,550	201
Tesla Inc *	57,773	23,331
Texas Roadhouse Inc, Cl A	1,400	253
Thor Industries Inc	1,100	105
TJX Cos Inc/The	23,159	2,798
Toll Brothers Inc	2,150	271
TopBuild Corp *	608	189
Tractor Supply Co	11,255	597
Travel + Leisure Co	1,363	69
Ulta Beauty Inc *	980	426
Under Armour Inc, Cl A *	4,200	35
Under Armour Inc, Cl C *	4,500	34
Vail Resorts Inc	770	144
Valvoline Inc *	2,700	98
VF Corp	7,264	156
Wayfair Inc, Cl A *	1,823	81
Wendy's Co/The	3,700	60
Whirlpool Corp	1,138	130
Williams-Sonoma Inc	2,700	500
Wingstop Inc, Cl A	650	185
Wyndham Hotels & Resorts Inc	1,663	168
Wynn Resorts Ltd	2,115	182
YETI Holdings Inc *	1,900	73
Yum! Brands Inc	5,859	786

		128,794
Consumer Staples — 5.3%
Albertsons Cos Inc, Cl A	8,700	171
Altria Group Inc	35,200	1,841
Archer-Daniels-Midland Co	10,088	510
BellRing Brands Inc *	2,700	203
BJ's Wholesale Club Holdings Inc *	2,800	250
Boston Beer Co Inc/The, Cl A *	190	57
Brown-Forman Corp, Cl A	1,040	39
Brown-Forman Corp, Cl B	3,622	138
Bunge Global SA	2,900	225
Campbell Soup Co	4,000	167
Casey's General Stores Inc	752	298
Celsius Holdings Inc *	3,300	87
Church & Dwight Co Inc	5,110	535
Clorox Co/The	2,571	418
Coca-Cola Co/The	80,694	5,024
Coca-Cola Consolidated Inc	100	126
Colgate-Palmolive Co	17,079	1,553
Conagra Brands Inc	10,049	279
Constellation Brands Inc, Cl A	3,336	737
Costco Wholesale Corp	9,160	8,393
Coty Inc, Cl A *	8,539	59
Darling Ingredients Inc *	3,323	112
Dollar General Corp	4,645	352
Dollar Tree Inc *	4,256	319
elf Beauty Inc *	1,100	138

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Estee Lauder Cos Inc/The, Cl A	4,880	$366
Flowers Foods Inc	4,150	86
Freshpet Inc *	1,000	148
General Mills Inc	11,661	744
Grocery Outlet Holding Corp *	2,300	36
Hershey Co/The	2,992	507
Hormel Foods Corp	6,137	192
Ingredion Inc	1,410	194
J M Smucker Co/The	2,154	237
Kellanova	5,485	444
Kenvue Inc	40,004	854
Keurig Dr Pepper Inc	22,485	722
Kimberly-Clark Corp	7,040	923
Kraft Heinz Co/The	18,549	570
Kroger Co/The	13,888	849
Lamb Weston Holdings Inc	3,000	200
Maplebear Inc *	3,600	149
McCormick & Co Inc/MD	5,282	403
Molson Coors Beverage Co, Cl B	3,695	212
Mondelez International Inc, Cl A	28,046	1,675
Monster Beverage Corp *	14,978	787
PepsiCo Inc	28,580	4,346
Performance Food Group Co *	3,200	271
Philip Morris International Inc	31,913	3,841
Pilgrim's Pride Corp *	900	41
Post Holdings Inc *	1,007	115
Procter & Gamble Co/The	49,057	8,224
Reynolds Consumer Products Inc	1,200	32
Seaboard Corp	6	15
Spectrum Brands Holdings Inc	557	47
Sysco Corp, Cl A	10,363	792
Target Corp, Cl A	9,643	1,304
Tyson Foods Inc, Cl A	5,908	339
US Foods Holding Corp *	4,797	324
Walgreens Boots Alliance Inc	14,941	139
Walmart Inc	90,213	8,151

		60,310
Energy — 3.2%
Antero Midstream Corp	7,050	106
Antero Resources Corp *	6,100	214
APA Corp	7,600	176
Baker Hughes Co, Cl A	21,002	862
Brookfield Renewable Corp	2,800	77
Cheniere Energy Inc	4,623	993
Chesapeake Energy Corp	4,750	473
Chevron Corp	35,449	5,134
Chord Energy Corp	1,300	152
Civitas Resources Inc	2,100	96
ConocoPhillips	26,885	2,666
Coterra Energy Inc	15,714	401
Devon Energy Corp	13,161	431
Diamondback Energy Inc, Cl A	3,929	644
DT Midstream Inc	2,056	204

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
EOG Resources Inc	11,782	$1,444
EQT Corp	12,467	575
Exxon Mobil Corp	93,306	10,037
Halliburton Co	18,645	507
Hess Corp	5,799	771
HF Sinclair Corp	3,300	116
Kinder Morgan Inc	40,734	1,116
Marathon Petroleum Corp	6,950	970
Matador Resources Co	2,500	141
New Fortress Energy Inc, Cl A	1,500	23
NOV Inc	8,200	120
Occidental Petroleum Corp	14,023	693
ONEOK Inc	12,261	1,231
Ovintiv Inc	5,500	223
Permian Resources Corp, Cl A	13,600	196
Phillips 66	8,580	978
Range Resources Corp	4,950	178
Schlumberger NV, Cl A	29,275	1,122
Targa Resources Corp	4,600	821
TechnipFMC PLC	9,000	260
Texas Pacific Land Corp	397	439
Valero Energy Corp	6,674	818
Viper Energy Inc, Cl A	2,100	103
Weatherford International PLC	1,500	107
Williams Cos Inc/The	25,573	1,384

		37,002
Financials — 13.8%
Affiliated Managers Group Inc	671	124
Affirm Holdings Inc, Cl A *	4,900	298
Aflac Inc	11,646	1,205
AGNC Investment Corp ‡	15,328	141
Allstate Corp/The	5,480	1,057
Ally Financial Inc	5,758	207
American Express Co	11,664	3,462
American Financial Group Inc/OH	1,543	211
American International Group Inc	13,603	990
Ameriprise Financial Inc	2,024	1,078
Annaly Capital Management Inc ‡	10,493	192
Aon PLC, Cl A	4,097	1,472
Apollo Global Management Inc	10,947	1,808
Arch Capital Group Ltd	7,589	701
Ares Management Corp, Cl A	3,800	673
Arthur J Gallagher & Co	5,155	1,463
Assurant Inc	1,100	235
Assured Guaranty Ltd	1,114	100
Axis Capital Holdings Ltd	1,623	144
Bank of America Corp	138,402	6,083
Bank of New York Mellon Corp/The	15,485	1,190
Bank OZK	2,200	98
Berkshire Hathaway Inc, Cl B *	38,070	17,256
BlackRock Funding Inc	3,070	3,147
Blackstone Inc, Cl A	14,749	2,543
Block Inc, Cl A *	11,653	990

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Blue Owl Capital Inc, Cl A	10,300	$240
BOK Financial Corp	500	53
Brighthouse Financial Inc *	1,300	62
Brown & Brown Inc	5,000	510
Capital One Financial Corp	7,913	1,411
Carlyle Group Inc/The	4,600	232
Cboe Global Markets Inc	2,200	430
Charles Schwab Corp/The	30,327	2,245
Chubb Ltd	8,210	2,268
Cincinnati Financial Corp	3,200	460
Citigroup Inc	39,330	2,768
Citizens Financial Group Inc	9,559	418
CME Group Inc, Cl A	7,533	1,749
CNA Financial Corp	552	27
Coinbase Global Inc, Cl A *	4,100	1,018
Columbia Banking System Inc	4,366	118
Comerica Inc	2,753	170
Commerce Bancshares Inc/MO	2,588	161
Corebridge Financial Inc	5,000	150
Corpay Inc *	1,411	478
Credit Acceptance Corp, Cl A *	136	64
Cullen/Frost Bankers Inc	1,214	163
Discover Financial Services	5,271	913
East West Bancorp Inc	2,900	278
Equitable Holdings Inc	6,900	326
Euronet Worldwide Inc *	900	93
Evercore Inc, Cl A	783	217
Everest Group Ltd	866	314
FactSet Research Systems Inc	785	377
Fidelity National Financial Inc	5,510	309
Fidelity National Information Services Inc, Cl B	11,319	914
Fifth Third Bancorp	14,300	605
First American Financial Corp	2,050	128
First Citizens BancShares Inc/NC, Cl A	249	526
First Hawaiian Inc	2,600	67
First Horizon Corp	11,500	232
Fiserv Inc, Cl A *	11,778	2,419
FNB Corp/PA	7,450	110
Franklin Resources Inc	5,900	120
Global Payments Inc	5,377	603
Globe Life Inc	1,901	212
Goldman Sachs Group Inc/The	6,390	3,659
Hanover Insurance Group Inc/The, Cl A	726	112
Hartford Financial Services Group Inc/The	6,159	674
Houlihan Lokey Inc, Cl A	1,050	182
Huntington Bancshares Inc/OH	30,538	497
Interactive Brokers Group Inc, Cl A	2,221	392
Intercontinental Exchange Inc	11,912	1,775
Invesco Ltd	7,662	134
Jack Henry & Associates Inc	1,544	271
Janus Henderson Group PLC	2,650	113
Jefferies Financial Group Inc	3,700	290

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
JPMorgan Chase & Co	58,386	$13,996
Kemper Corp, Cl A	1,255	83
KeyCorp	19,588	336
Kinsale Capital Group Inc	458	213
KKR & Co Inc	14,100	2,086
Lazard Inc, Cl A	2,300	118
Lincoln National Corp	3,577	113
Loews Corp	3,789	321
LPL Financial Holdings Inc	1,592	520
M&T Bank Corp	3,477	654
Markel Group Inc *	270	466
MarketAxess Holdings Inc	725	164
Marsh & McLennan Cos Inc	10,339	2,196
Mastercard Inc, Cl A	16,936	8,918
MetLife Inc	12,315	1,008
MGIC Investment Corp	5,400	128
Moody's Corp	3,303	1,564
Morgan Stanley	24,262	3,050
Morningstar Inc, Cl A	600	202
MSCI Inc, Cl A	1,534	920
Nasdaq Inc, Cl A	8,633	667
Northern Trust Corp	4,150	425
NU Holdings Ltd, Cl A *	66,900	693
Old Republic International Corp	5,200	188
OneMain Holdings Inc, Cl A	2,381	124
PayPal Holdings Inc *	20,820	1,777
Pinnacle Financial Partners Inc	1,600	183
PNC Financial Services Group Inc/The	8,356	1,611
Popular Inc	1,500	141
Primerica Inc	681	185
Principal Financial Group Inc, Cl A	4,834	374
Progressive Corp/The	11,957	2,865
Prosperity Bancshares Inc	1,900	143
Prudential Financial Inc	7,562	896
Raymond James Financial Inc	3,905	607
Regions Financial Corp	19,162	451
Reinsurance Group of America Inc, Cl A	1,324	283
RenaissanceRe Holdings Ltd	1,075	268
Rithm Capital Corp ‡	10,840	117
RLI Corp	900	148
Robinhood Markets Inc, Cl A *	13,900	518
Rocket Cos Inc, Cl A *	2,800	32
Ryan Specialty Holdings Inc, Cl A	2,200	141
S&P Global Inc	6,394	3,184
SEI Investments Co †	2,100	173
Shift4 Payments Inc, Cl A *	1,200	125
SLM Corp	4,540	125
SoFi Technologies Inc *	21,100	325
Starwood Property Trust Inc ‡	6,600	125
State Street Corp	6,059	595
Stifel Financial Corp	2,100	223
Synchrony Financial	8,318	541
Synovus Financial Corp	3,000	154

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
T Rowe Price Group Inc	4,571	$517
TFS Financial Corp	1,417	18
Toast Inc, Cl A *	9,350	341
TPG Inc, Cl A	1,500	94
Tradeweb Markets Inc, Cl A	2,400	314
Travelers Cos Inc/The	4,770	1,149
Truist Financial Corp	28,027	1,216
Unum Group	3,825	279
US Bancorp	32,580	1,558
UWM Holdings Corp	2,800	16
Virtu Financial Inc, Cl A	1,700	61
Visa Inc, Cl A	32,769	10,356
Voya Financial Inc	2,100	145
W R Berkley Corp	6,125	358
Webster Financial Corp	3,568	197
Wells Fargo & Co	69,265	4,865
Western Alliance Bancorp	2,200	184
Western Union Co/The	7,000	74
WEX Inc *	895	157
White Mountains Insurance Group Ltd	60	117
Willis Towers Watson PLC	2,104	659
Wintrust Financial Corp	1,400	175
XP Inc, Cl A	7,300	87
Zions Bancorp NA	3,000	163

		157,488
Health Care — 9.9%
10X Genomics Inc, Cl A *	2,198	32
Abbott Laboratories	35,483	4,013
AbbVie Inc	36,835	6,546
Acadia Healthcare Co Inc, Cl A *	2,000	79
Agilent Technologies Inc	5,954	800
Align Technology Inc *	1,551	323
Alnylam Pharmaceuticals Inc *	2,627	618
Amedisys Inc *	700	64
Amgen Inc, Cl A	11,151	2,906
Apellis Pharmaceuticals Inc *	2,100	67
Avantor Inc *	14,320	302
Azenta Inc *	1,200	60
Baxter International Inc	10,765	314
Becton Dickinson & Co	6,059	1,375
Biogen Inc *	3,059	468
BioMarin Pharmaceutical Inc *	3,967	261
Bio-Rad Laboratories Inc, Cl A *	356	117
Bio-Techne Corp	3,296	237
Boston Scientific Corp *	29,988	2,679
Bristol-Myers Squibb Co	42,486	2,403
Bruker Corp	2,300	135
Cardinal Health Inc	5,100	603
Cencora Inc, Cl A	3,495	785
Centene Corp *	10,431	632
Certara Inc *	2,600	28
Charles River Laboratories International Inc *	1,061	196

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Chemed Corp	336	$178
Cigna Group/The	5,700	1,574
Cooper Cos Inc/The *	4,048	372
CVS Health Corp	26,358	1,183
Danaher Corp, Cl A	13,234	3,038
DaVita Inc *	1,000	150
DENTSPLY SIRONA Inc	4,200	80
Dexcom Inc *	8,109	631
Doximity Inc, Cl A *	2,500	133
Edwards Lifesciences Corp, Cl A *	12,447	921
Elanco Animal Health Inc *	10,277	124
Elevance Health Inc	4,882	1,801
Eli Lilly & Co	16,647	12,851
Encompass Health Corp	2,100	194
Enovis Corp *	1,266	56
Envista Holdings Corp *	3,800	73
Exact Sciences Corp *	3,800	213
Exelixis Inc *	6,000	200
Fortrea Holdings Inc *	2,001	37
GE HealthCare Technologies Inc	9,504	743
Gilead Sciences Inc	26,144	2,415
Globus Medical Inc, Cl A *	2,350	194
GRAIL Inc *	604	11
HCA Healthcare Inc	3,904	1,172
Henry Schein Inc *	2,647	183
Hologic Inc *	4,800	346
Humana Inc	2,554	648
IDEXX Laboratories Inc *	1,566	647
Illumina Inc *	3,328	445
Incyte Corp *	3,343	231
Inspire Medical Systems Inc *	650	120
Insulet Corp *	1,469	383
Intra-Cellular Therapies Inc, Cl A *	2,200	184
Intuitive Surgical Inc *	7,333	3,828
Ionis Pharmaceuticals Inc *	3,200	112
IQVIA Holdings Inc *	3,805	748
Jazz Pharmaceuticals PLC *	1,280	158
Johnson & Johnson	50,156	7,254
Labcorp Holdings Inc	1,801	413
Masimo Corp *	900	149
McKesson Corp	2,642	1,506
Medpace Holdings Inc *	500	166
Medtronic PLC	26,853	2,145
Merck & Co Inc	52,172	5,190
Mettler-Toledo International Inc *	420	514
Moderna Inc *	6,831	284
Molina Healthcare Inc *	1,195	348
Natera Inc *	2,400	380
Neurocrine Biosciences Inc *	2,084	284
Organon & Co	5,770	86
Penumbra Inc *	800	190
Perrigo Co PLC	2,793	72
Pfizer Inc	115,725	3,070

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Premier Inc, Cl A	2,100	$44
QIAGEN NV	4,735	211
Quest Diagnostics Inc	2,341	353
QuidelOrtho Corp *	1,300	58
Regeneron Pharmaceuticals Inc *	2,149	1,531
Repligen Corp *	1,150	166
ResMed Inc	2,995	685
Revvity Inc	2,541	284
Roivant Sciences Ltd *	7,600	90
Royalty Pharma PLC, Cl A	8,400	214
Sarepta Therapeutics Inc *	1,900	231
Solventum Corp *	2,888	191
Sotera Health Co *	3,000	41
STERIS PLC	2,040	419
Stryker Corp	7,376	2,656
Teleflex Inc	939	167
Tenet Healthcare Corp *	2,000	252
Thermo Fisher Scientific Inc	7,947	4,134
Ultragenyx Pharmaceutical Inc *	1,700	71
United Therapeutics Corp *	922	325
UnitedHealth Group Inc	19,135	9,680
Universal Health Services Inc, Cl B	1,225	220
Veeva Systems Inc, Cl A *	3,068	645
Vertex Pharmaceuticals Inc *	5,396	2,173
Viatris Inc, Cl W	25,030	312
Viking Therapeutics Inc *	2,200	88
Waters Corp *	1,199	445
West Pharmaceutical Services Inc	1,478	484
Zimmer Biomet Holdings Inc	4,072	430
Zoetis Inc, Cl A	9,525	1,552

		112,623
Industrials — 8.8%
3M Co	11,302	1,459
A O Smith Corp	2,500	171
AAON Inc	1,400	165
Acuity Brands Inc	619	181
Advanced Drainage Systems Inc	1,500	173
AECOM	2,800	299
AGCO Corp	1,300	122
Air Lease Corp, Cl A	2,300	111
Alaska Air Group Inc *	2,600	168
Allegion PLC	1,850	242
Allison Transmission Holdings Inc	1,800	195
Amentum Holdings Inc *	2,745	58
American Airlines Group Inc *	13,672	238
AMETEK Inc	4,783	862
API Group Corp *	4,800	173
Armstrong World Industries Inc	900	127
Automatic Data Processing Inc	8,574	2,510
Avis Budget Group Inc *	400	32
Axon Enterprise Inc *	1,493	887
AZEK Co Inc/The, Cl A *	3,000	142
Boeing Co/The *	14,688	2,600

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Booz Allen Hamilton Holding Corp, Cl A	2,640	$340
Broadridge Financial Solutions Inc	2,425	548
Builders FirstSource Inc *	2,350	336
BWX Technologies Inc	1,900	212
CACI International Inc, Cl A *	492	199
Carlisle Cos Inc	974	359
Carrier Global Corp	17,552	1,198
Caterpillar Inc, Cl A	10,067	3,652
CH Robinson Worldwide Inc	2,455	254
Cintas Corp	7,204	1,316
Clarivate PLC *	8,800	45
Clean Harbors Inc *	1,100	253
CNH Industrial NV	18,200	206
Comfort Systems USA Inc	700	297
Concentrix Corp	1,000	43
Copart Inc *	18,256	1,048
Core & Main Inc, Cl A *	3,700	188
Crane Co	1,000	152
CSX Corp	40,000	1,291
Cummins Inc	2,868	1,000
Curtiss-Wright Corp	750	266
Dayforce Inc *	3,155	229
Deere & Co	5,262	2,230
Delta Air Lines Inc, Cl A	13,421	812
Donaldson Co Inc, Cl A	2,500	168
Dover Corp	2,851	535
Dun & Bradstreet Holdings Inc	6,000	75
Eaton Corp PLC	8,211	2,725
EMCOR Group Inc	950	431
Emerson Electric Co	11,946	1,480
Equifax Inc	2,579	657
Esab Corp	1,166	140
EVERUS CONSTRUCTION GROUP *	1,125	74
Expeditors International of Washington Inc	3,000	332
Fastenal Co, Cl A	11,987	862
FedEx Corp	4,760	1,339
Ferguson Enterprises Inc	4,200	729
Flowserve Corp	2,700	155
Fortive Corp	7,359	552
Fortune Brands Innovations Inc	2,561	175
FTI Consulting Inc *	752	144
Gates Industrial Corp PLC *	3,800	78
GE Vernova Inc	5,678	1,868
Generac Holdings Inc *	1,250	194
General Dynamics Corp	5,677	1,496
General Electric Co	22,314	3,722
Genpact Ltd	3,650	157
Graco Inc	3,500	295
GXO Logistics Inc *	2,433	106
Hayward Holdings Inc *	3,300	50
HEICO Corp	900	214
HEICO Corp, Cl A	1,700	316
Hexcel Corp, Cl A	1,700	107

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Honeywell International Inc	13,601	$3,072
Howmet Aerospace Inc	8,500	930
Hubbell Inc, Cl B	1,105	463
Huntington Ingalls Industries Inc, Cl A	777	147
IDEX Corp	1,603	335
Illinois Tool Works Inc	6,089	1,544
Ingersoll Rand Inc	8,449	764
ITT Inc	1,748	250
Jacobs Solutions Inc	2,645	353
JB Hunt Transport Services Inc	1,660	283
Johnson Controls International PLC	13,926	1,099
KBR Inc	2,800	162
Kirby Corp *	1,200	127
Knight-Swift Transportation Holdings Inc, Cl A	3,227	171
L3Harris Technologies Inc	3,997	840
Landstar System Inc	692	119
Leidos Holdings Inc	2,800	403
Lennox International Inc	631	384
Lincoln Electric Holdings Inc	1,142	214
Loar Holdings Inc *	235	17
Lockheed Martin Corp	4,288	2,084
Lyft Inc, Cl A *	7,700	99
ManpowerGroup Inc	988	57
Masco Corp	4,600	334
MasTec Inc *	1,300	177
Middleby Corp/The *	1,139	154
MSA Safety Inc	758	126
MSC Industrial Direct Co Inc, Cl A	979	73
Nordson Corp	1,193	250
Norfolk Southern Corp	4,758	1,117
Northrop Grumman Corp	2,868	1,346
nVent Electric PLC	3,500	239
Old Dominion Freight Line Inc, Cl A	4,066	717
Oshkosh Corp	1,400	133
Otis Worldwide Corp	8,426	780
Owens Corning	1,760	300
PACCAR Inc	10,782	1,122
Parker-Hannifin Corp, Cl A	2,601	1,654
Parsons Corp *	1,000	92
Paychex Inc	6,690	938
Paycom Software Inc	1,066	219
Paycor HCM Inc *	1,600	30
Paylocity Holding Corp *	935	187
Pentair PLC	3,500	352
Quanta Services Inc	3,050	964
RB Global Inc	3,790	342
RBC Bearings Inc *	600	179
Regal Rexnord Corp	1,400	217
Republic Services Inc	4,288	863
Robert Half Inc	2,100	148
Rockwell Automation Inc	2,399	686
Rollins Inc	5,800	269

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
RTX Corp	27,648	$3,199
Ryder System Inc	900	141
Saia Inc *	500	228
Schneider National Inc, Cl B	1,100	32
Science Applications International Corp	1,100	123
Sensata Technologies Holding PLC	3,100	85
Simpson Manufacturing Co Inc	900	149
SiteOne Landscape Supply Inc *	902	119
Snap-on Inc	1,079	366
Southwest Airlines Co, Cl A	12,544	422
Spirit AeroSystems Holdings Inc, Cl A *	2,400	82
SS&C Technologies Holdings Inc	4,500	341
Standardaero Inc *	1,450	36
Stanley Black & Decker Inc	3,257	262
Tetra Tech Inc	5,600	223
Textron Inc	3,938	301
Timken Co/The	1,400	100
Toro Co/The	2,200	176
Trane Technologies PLC	4,570	1,688
TransDigm Group Inc	1,108	1,404
TransUnion	4,100	380
Trex Co Inc *	2,300	159
Uber Technologies Inc *	42,029	2,535
U-Haul Holding Co *	200	14
U-Haul Holding Co, Cl B	2,133	137
Union Pacific Corp	12,736	2,904
United Airlines Holdings Inc *	6,873	667
United Parcel Service Inc, Cl B	15,220	1,919
United Rentals Inc	1,341	945
Valmont Industries Inc	459	141
Veralto Corp	5,211	531
Verisk Analytics Inc, Cl A	2,949	812
Vertiv Holdings Co, Cl A	7,500	852
Vestis Corp	2,945	45
Waste Management Inc	8,350	1,685
Watsco Inc	676	320
WESCO International Inc	900	163
Westinghouse Air Brake Technologies Corp	3,516	667
WillScot Holdings Corp, Cl A *	3,900	130
Woodward Inc	1,242	207
WW Grainger Inc	911	960
XPO Inc *	2,433	319
Xylem Inc/NY	5,088	590

		101,049
Information Technology — 30.1%
Accenture PLC, Cl A	12,929	4,548
Adobe Inc *	9,244	4,111
Advanced Micro Devices Inc *	33,073	3,995
Akamai Technologies Inc *	3,200	306
Allegro MicroSystems Inc *	1,800	39
Amdocs Ltd	2,400	204
Amkor Technology Inc	2,300	59
Amphenol Corp, Cl A	24,664	1,713

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Analog Devices Inc	10,387	$2,207
ANSYS Inc *	1,775	599
Appfolio Inc, Cl A *	500	123
Apple Inc	297,627	74,532
Applied Materials Inc	17,297	2,813
AppLovin Corp, Cl A *	5,500	1,781
Arista Networks Inc *	21,568	2,384
Arrow Electronics Inc, Cl A *	1,131	128
Aspen Technology Inc *	531	133
Astera Labs Inc *	2,249	298
Atlassian Corp, Cl A *	3,243	789
Autodesk Inc, Cl A *	4,482	1,325
Avnet Inc	1,900	99
Bentley Systems Inc, Cl B	2,900	135
BILL Holdings Inc *	2,091	177
Broadcom Inc	94,550	21,920
Cadence Design Systems Inc *	5,537	1,664
CCC Intelligent Solutions Holdings Inc *	7,800	91
CDW Corp/DE	2,845	495
Ciena Corp *	3,000	254
Cirrus Logic Inc *	1,100	110
Cisco Systems Inc	83,331	4,933
Cloudflare Inc, Cl A *	6,300	678
Cognex Corp	3,600	129
Cognizant Technology Solutions Corp, Cl A	10,361	797
Coherent Corp *	2,785	264
Confluent Inc, Cl A *	4,200	117
Corning Inc, Cl B	16,014	761
Crane NXT Co	1,100	64
Crowdstrike Holdings Inc, Cl A *	4,736	1,620
Datadog Inc, Cl A *	6,200	886
Dell Technologies Inc, Cl C	5,700	657
DocuSign Inc, Cl A *	4,320	389
Dolby Laboratories Inc, Cl A	1,253	98
DoubleVerify Holdings Inc *	3,300	63
Dropbox Inc, Cl A *	5,200	156
DXC Technology Co *	3,981	80
Dynatrace Inc *	5,800	315
Elastic NV *	1,700	168
Enphase Energy Inc *	2,740	188
Entegris Inc	3,200	317
EPAM Systems Inc *	1,142	267
F5 Inc, Cl A *	1,231	310
Fair Isaac Corp *	493	982
First Solar Inc *	2,200	388
Five9 Inc *	1,500	61
Fortinet Inc *	13,185	1,246
Gartner Inc *	1,607	779
Gen Digital Inc	11,401	312
Gitlab Inc, Cl A *	2,100	118
GLOBALFOUNDRIES Inc *	1,900	82
Globant SA *	853	183
GoDaddy Inc, Cl A *	2,925	577

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Guidewire Software Inc, Cl Z *	1,682	$284
HashiCorp Inc, Cl A *	2,150	74
Hewlett Packard Enterprise Co	27,107	579
HP Inc	20,401	666
HubSpot Inc *	971	677
Informatica Inc, Cl A *	900	23
Ingram Micro Holding Corp *	350	7
Intel Corp	89,126	1,787
International Business Machines Corp	18,837	4,141
Intuit Inc	5,699	3,582
IPG Photonics Corp *	572	42
Jabil Inc	2,300	331
Juniper Networks Inc	6,900	258
Keysight Technologies Inc *	3,632	583
KLA Corp	2,770	1,745
Kyndryl Holdings Inc *	4,777	165
Lam Research Corp	26,690	1,928
Lattice Semiconductor Corp *	2,900	164
Littelfuse Inc	500	118
Lumentum Holdings Inc *	1,400	118
MACOM Technology Solutions Holdings Inc *	1,200	156
Manhattan Associates Inc *	1,305	353
Marvell Technology Inc	17,959	1,984
Microchip Technology Inc	11,050	634
Micron Technology Inc	23,023	1,938
Microsoft Corp	154,625	65,174
MicroStrategy Inc, Cl A *	3,400	985
MKS Instruments Inc	1,400	146
MongoDB Inc, Cl A *	1,514	352
Monolithic Power Systems Inc	934	553
Motorola Solutions Inc	3,464	1,601
nCino inc *	1,600	54
NetApp Inc	4,300	499
Nutanix Inc, Cl A *	5,059	309
NVIDIA Corp	486,620	65,348
Okta Inc, Cl A *	3,316	261
ON Semiconductor Corp *	9,057	571
Onto Innovation Inc *	1,000	167
Oracle Corp, Cl B	32,643	5,440
Palantir Technologies Inc, Cl A *	41,120	3,110
Palo Alto Networks Inc *	13,446	2,447
Pegasystems Inc	900	84
Procore Technologies Inc *	1,750	131
PTC Inc *	2,465	453
Pure Storage Inc, Cl A *	6,500	399
Qorvo Inc *	2,024	142
QUALCOMM Inc	22,907	3,519
RingCentral Inc, Cl A *	1,855	65
Roper Technologies Inc	2,217	1,152
Salesforce Inc	19,204	6,420
SentinelOne Inc, Cl A *	5,500	122
ServiceNow Inc *	4,268	4,525
Skyworks Solutions Inc	3,426	304

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Smartsheet Inc, Cl A *	2,800	$157
Snowflake Inc, Cl A *	6,600	1,019
Super Micro Computer Inc *	10,500	320
Synopsys Inc *	3,167	1,537
TD SYNNEX Corp	1,600	188
Teledyne Technologies Inc *	944	438
Teradata Corp *	2,147	67
Teradyne Inc	3,304	416
Texas Instruments Inc	18,907	3,545
Trimble Inc *	5,100	360
Twilio Inc, Cl A *	3,158	341
Tyler Technologies Inc *	860	496
Ubiquiti Inc	100	33
UiPath Inc, Cl A *	8,600	109
Unity Software Inc *	6,153	138
Universal Display Corp	942	138
VeriSign Inc *	1,798	372
Vontier Corp	3,263	119
Western Digital Corp *	6,892	411
Wolfspeed Inc *	2,930	20
Workday Inc, Cl A *	4,454	1,149
Zebra Technologies Corp, Cl A *	1,034	399
Zoom Video Communications Inc, Cl A *	5,500	449
Zscaler Inc *	1,864	336

		344,244
Materials — 2.2%
Air Products and Chemicals Inc	4,635	1,344
Albemarle Corp	2,420	208
Alcoa Corp	5,255	199
Amcor PLC	30,100	283
AptarGroup Inc	1,400	220
Ardagh Metal Packaging SA	1,250	4
Ashland Inc	1,100	79
ATI Inc *	2,600	143
Avery Dennison Corp	1,716	321
Axalta Coating Systems Ltd *	4,600	157
Ball Corp	6,435	355
Berry Global Group Inc	2,377	154
Celanese Corp, Cl A	2,338	162
CF Industries Holdings Inc	3,837	327
Chemours Co/The	3,300	56
Cleveland-Cliffs Inc *	10,400	98
Corteva Inc	14,634	834
CRH PLC	14,400	1,332
Crown Holdings Inc	2,400	198
Dow Inc	14,675	589
DuPont de Nemours Inc	8,738	666
Eagle Materials Inc	659	163
Eastman Chemical Co	2,432	222
Ecolab Inc	5,238	1,227
Element Solutions Inc	4,700	120
FMC Corp	2,610	127
Freeport-McMoRan Inc, Cl B	30,102	1,146

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Graphic Packaging Holding Co	6,200	$168
Huntsman Corp	3,655	66
International Flavors & Fragrances Inc	5,369	454
International Paper Co	7,291	392
Linde PLC	9,900	4,145
Louisiana-Pacific Corp	1,400	145
LyondellBasell Industries NV, Cl A	5,461	406
Martin Marietta Materials Inc, Cl A	1,216	628
Mosaic Co/The	6,700	165
MP Materials Corp *	2,400	37
NewMarket Corp	132	70
Newmont Corp	23,655	880
Nucor Corp	5,041	588
Olin Corp	2,400	81
Packaging Corp of America	1,864	420
PPG Industries Inc	4,888	584
Reliance Inc	1,179	317
Royal Gold Inc, Cl A	1,347	178
RPM International Inc	2,700	332
Scotts Miracle-Gro Co/The, Cl A	877	58
Sealed Air Corp	3,000	102
Sherwin-Williams Co/The, Cl A	4,892	1,663
Silgan Holdings Inc	1,830	95
Smurfit WestRock PLC	10,900	587
Sonoco Products Co	2,000	98
Southern Copper Corp	1,841	168
Steel Dynamics Inc	3,149	359
United States Steel Corp	4,700	160
Vulcan Materials Co	2,789	717
Westlake Corp	732	84

		24,881
Real Estate — 2.4%
Agree Realty Corp ‡	2,100	148
Alexandria Real Estate Equities Inc ‡	3,648	356
American Homes 4 Rent, Cl A ‡	7,100	266
American Tower Corp, Cl A ‡	9,784	1,794
Americold Realty Trust Inc ‡	5,900	126
AvalonBay Communities Inc ‡	3,009	662
Brixmor Property Group Inc ‡	6,300	175
BXP Inc ‡	3,362	250
Camden Property Trust ‡	2,169	252
CBRE Group Inc, Cl A *	6,350	834
CoStar Group Inc *	8,500	609
Cousins Properties Inc ‡	3,100	95
Crown Castle Inc ‡	9,136	829
CubeSmart ‡	4,700	201
Digital Realty Trust Inc, Cl A ‡	6,773	1,201
EastGroup Properties Inc ‡	1,000	161
EPR Properties, Cl A ‡	1,700	75
Equinix Inc ‡	2,019	1,904
Equity LifeStyle Properties Inc ‡	3,900	260
Equity Residential ‡	7,983	573
Essex Property Trust Inc ‡	1,317	376

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Extra Space Storage Inc ‡	4,365	$653
Federal Realty Investment Trust ‡	1,746	195
First Industrial Realty Trust Inc ‡	2,800	140
Gaming and Leisure Properties Inc ‡	5,510	265
Healthcare Realty Trust Inc, Cl A ‡	7,900	134
Healthpeak Properties Inc ‡	14,670	297
Highwoods Properties Inc ‡	2,378	73
Host Hotels & Resorts Inc ‡	14,602	256
Howard Hughes Holdings Inc *	663	51
Invitation Homes Inc ‡	12,900	412
Iron Mountain Inc ‡	6,100	641
Jones Lang LaSalle Inc *	953	241
Kilroy Realty Corp ‡	2,400	97
Kimco Realty Corp ‡	13,905	326
Lamar Advertising Co, Cl A ‡	1,800	219
Lineage Inc ‡	1,300	76
Medical Properties Trust Inc ‡	12,135	48
Mid-America Apartment Communities Inc ‡	2,400	371
National Storage Affiliates Trust ‡	1,400	53
NNN REIT Inc ‡	3,800	155
Omega Healthcare Investors Inc ‡	5,145	195
Park Hotels & Resorts Inc ‡	4,550	64
Prologis Inc ‡	19,312	2,041
Public Storage ‡	3,287	984
Rayonier Inc ‡	3,100	81
Realty Income Corp ‡	18,313	978
Regency Centers Corp ‡	3,900	288
Rexford Industrial Realty Inc ‡	4,550	176
SBA Communications Corp, Cl A ‡	2,237	456
Seaport Entertainment Group Inc *	190	5
Simon Property Group Inc ‡	6,735	1,160
STAG Industrial Inc ‡	3,800	129
Sun Communities Inc ‡	2,583	318
UDR Inc ‡	6,900	300
Ventas Inc ‡	8,390	494
VICI Properties Inc, Cl A ‡	21,794	637
Vornado Realty Trust ‡	3,800	160
Welltower Inc ‡	12,600	1,588
Weyerhaeuser Co ‡	15,397	433
WP Carey Inc ‡	4,490	245
Zillow Group Inc, Cl A *	1,000	71
Zillow Group Inc, Cl C *	3,300	244

		26,897
Utilities — 2.2%
AES Corp/The	15,200	196
Alliant Energy Corp	5,421	321
Ameren Corp	5,625	501
American Electric Power Co Inc	11,029	1,017
American Water Works Co Inc	4,115	512
Atmos Energy Corp	3,116	434
CenterPoint Energy Inc	13,355	424
Clearway Energy Inc, Cl A	900	22
Clearway Energy Inc, Cl C	1,800	47

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CMS Energy Corp	6,310	$421
Consolidated Edison Inc	7,279	650
Constellation Energy Corp	6,613	1,479
Dominion Energy Inc	17,602	948
DTE Energy Co	4,313	521
Duke Energy Corp	16,162	1,741
Edison International	7,949	635
Entergy Corp	8,978	681
Essential Utilities Inc	5,300	193
Evergy Inc	4,717	290
Eversource Energy	7,398	425
Exelon Corp	20,939	788
FirstEnergy Corp	12,000	477
IDACORP Inc, Cl A	1,100	120
MDU Resources Group Inc	4,500	81
National Fuel Gas Co	1,900	115
NextEra Energy Inc	42,005	3,011
NiSource Inc	9,400	346
NRG Energy Inc	4,350	392
OGE Energy Corp	4,200	173
PG&E Corp	44,706	902
Pinnacle West Capital Corp	2,400	203
PPL Corp	15,603	507
Public Service Enterprise Group Inc	10,504	888
Sempra	13,262	1,163
Southern Co/The	22,912	1,886
UGI Corp	4,330	122
Vistra Corp	7,019	968
WEC Energy Group Inc	6,584	619
Xcel Energy Inc	11,590	783

		25,002
Total Common Stock
(Cost $528,461) ($ Thousands)		1,121,676

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	19,573,125	19,573
Total Cash Equivalent
(Cost $19,573) ($ Thousands)		19,573
Total Investments in Securities — 99.9%
(Cost $548,034) ($ Thousands)		$1,141,249

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Large Cap Index Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	57	Mar-2025	$17,434	$16,917	$(517)
S&P Mid Cap 400 Index E-MINI	14	Mar-2025	4,596	4,406	(190)
			$22,030	$21,323	$(707)

Percentages are based on Net Assets of $1,142,824 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Investments Co	$159	$—	$(15)	$2	$27	$173	$1	$—
SEI Daily Income Trust, Government Fund, Institutional Class	21,666	49,239	(51,332)	—	—	19,573	227	—
Totals	$21,825	$49,239	$(51,347)	$2	$27	$19,746	$228	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.5%

Communication Services — 8.6%
Alphabet Inc, Cl A	460,476	$87,168
Alphabet Inc, Cl C	441,960	84,167
AT&T Inc	1,786,164	40,671
Charter Communications Inc, Cl A *	12,696	4,352
Comcast Corp, Cl A	303,412	11,387
Electronic Arts Inc	50,445	7,380
Fox Corp, Cl A	27,718	1,347
Meta Platforms Inc, Cl A	111,957	65,552
Nexstar Media Group Inc, Cl A	30,202	4,771
Omnicom Group Inc	73,971	6,364
Sirius XM Holdings Inc	269,384	6,142
TEGNA Inc	680,407	12,445
Verizon Communications Inc	97,068	3,882
Walt Disney Co/The	126,596	14,096
Warner Bros Discovery Inc *	14,202	150

		349,874
Consumer Discretionary — 10.4%
Amazon.com Inc, Cl A *	368,960	80,946
AutoZone Inc *	12,374	39,622
Best Buy Co Inc	66,137	5,675
Booking Holdings Inc	2,537	12,605
BorgWarner Inc	89,239	2,837
Brinker International Inc *	57,140	7,559
Darden Restaurants Inc	3,127	584
Deckers Outdoor Corp *	6,265	1,272
Dick's Sporting Goods Inc	68,312	15,632
Domino's Pizza Inc	16,892	7,091
DR Horton Inc	16,198	2,265
eBay Inc	127,055	7,871
Garmin Ltd	6,703	1,383
General Motors Co	337,183	17,962
Genuine Parts Co	79,642	9,299
Goodyear Tire & Rubber Co/The *	406,438	3,658
H&R Block Inc	47,265	2,497
Harley-Davidson Inc, Cl A	88,020	2,652
Home Depot Inc/The	28,380	11,039
Kohl's Corp	33,384	469
Lear Corp	45,049	4,266
Lowe's Cos Inc	167,550	41,351
Magna International Inc, Cl A	29,757	1,243
NIKE Inc, Cl B	354,956	26,859
O'Reilly Automotive Inc *	1,906	2,260
Phinia Inc	34,745	1,674
PulteGroup Inc	228,380	24,871
PVH Corp	35,794	3,785
Ross Stores Inc	42,237	6,389
Royal Caribbean Cruises Ltd	31,383	7,240
Starbucks Corp	68,046	6,209
TJX Cos Inc/The	374,562	45,251
TopBuild Corp *	14,748	4,592
Whirlpool Corp	64,521	7,386

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Williams-Sonoma Inc	21,755	$4,029

		420,323
Consumer Staples — 6.8%
Altria Group Inc	457,507	23,923
Ambev SA ADR	650,937	1,204
Archer-Daniels-Midland Co	50,878	2,570
Coca-Cola Co/The	108,858	6,778
Colgate-Palmolive Co	108,579	9,871
Conagra Brands Inc	222,479	6,174
Constellation Brands Inc, Cl A	10,975	2,426
Costco Wholesale Corp	9,292	8,514
Dollar General Corp	66,149	5,015
Hershey Co/The	26,426	4,475
Ingredion Inc	26,094	3,590
Kenvue Inc	392,616	8,382
Kimberly-Clark Corp	41,873	5,487
Kroger Co/The	433,798	26,527
Lamb Weston Holdings Inc	16,377	1,094
Molson Coors Beverage Co, Cl B	246,452	14,127
Mondelez International Inc, Cl A	24,475	1,462
Monster Beverage Corp *	27,454	1,443
PepsiCo Inc	208,587	31,718
Philip Morris International Inc	245,614	29,560
Post Holdings Inc *	83,129	9,515
Procter & Gamble Co/The	179,078	30,022
Target Corp, Cl A	53,833	7,277
Tyson Foods Inc, Cl A	253,116	14,539
Unilever PLC ADR	188,276	10,675
Walmart Inc	127,956	11,561

		277,929
Energy — 3.1%
Canadian Natural Resources Ltd	215,221	6,644
Chevron Corp	178,499	25,854
ConocoPhillips	179,580	17,809
Devon Energy Corp	357,504	11,701
Exxon Mobil Corp	112,652	12,118
HF Sinclair Corp	40,846	1,432
Marathon Petroleum Corp	152,241	21,238
Phillips 66	95,701	10,903
Valero Energy Corp	143,915	17,642

		125,341
Financials — 16.7%
Aflac Inc	136,144	14,083
Allstate Corp/The	49,660	9,574
American Financial Group Inc/OH	11,100	1,520
Ameriprise Financial Inc	35,951	19,141
Assurant Inc	6,412	1,367
Bank of America Corp	1,284,336	56,447
Berkshire Hathaway Inc, Cl B *	93,247	42,267
Capital One Financial Corp	38,310	6,831
Chubb Ltd	26,127	7,219
Citigroup Inc	347,704	24,475

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CME Group Inc, Cl A	77,815	$18,071
Discover Financial Services	35,880	6,215
Everest Group Ltd	38,172	13,836
Fifth Third Bancorp	106,076	4,485
Goldman Sachs Group Inc/The	21,644	12,394
Hartford Financial Services Group Inc/The	66,936	7,323
Intercontinental Exchange Inc	50,750	7,562
JPMorgan Chase & Co	318,427	76,330
KKR & Co Inc	19,666	2,909
Marsh & McLennan Cos Inc	26,931	5,720
Mastercard Inc, Cl A	117,450	61,846
Moody's Corp	155,257	73,494
Morgan Stanley	311,935	39,216
MSCI Inc, Cl A	64,006	38,404
Navient Corp	12,251	163
PNC Financial Services Group Inc/The	31,599	6,094
Progressive Corp/The	4,956	1,188
Prudential Financial Inc	17,700	2,098
Regions Financial Corp	507,300	11,932
S&P Global Inc	10,324	5,142
Travelers Cos Inc/The	118,288	28,494
Truist Financial Corp	28,769	1,248
Visa Inc, Cl A	182,933	57,814
Voya Financial Inc	91,410	6,292
Wells Fargo & Co	92,870	6,523

		677,717
Health Care — 12.0%
AbbVie Inc	61,754	10,974
Amgen Inc, Cl A	40,470	10,548
Baxter International Inc	229,622	6,696
Becton Dickinson & Co	108,547	24,626
Bristol-Myers Squibb Co	32,109	1,816
Cardinal Health Inc	36,074	4,266
Cencora Inc, Cl A	67,469	15,159
Centene Corp *	19,739	1,196
Cigna Group/The	27,340	7,550
CVS Health Corp	115,701	5,194
Danaher Corp, Cl A	25,293	5,806
Edwards Lifesciences Corp, Cl A *	61,914	4,583
Eli Lilly & Co	17,885	13,807
Gilead Sciences Inc	97,950	9,048
HCA Healthcare Inc	101,291	30,402
Humana Inc	11,818	2,998
IDEXX Laboratories Inc *	12,340	5,102
Intuitive Surgical Inc *	21,300	11,118
Jazz Pharmaceuticals PLC *	1,815	224
Johnson & Johnson	546,552	79,042
McKesson Corp	12,923	7,365
Medtronic PLC	135,824	10,850
Merck & Co Inc	555,614	55,272
Mettler-Toledo International Inc *	33,718	41,260
Novartis AG ADR	32,225	3,136
Novo Nordisk A/S ADR	51,225	4,406

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Organon & Co	354,657	$5,291
Pfizer Inc	706,138	18,734
ResMed Inc	835	191
Royalty Pharma PLC, Cl A	48,577	1,239
United Therapeutics Corp *	22,931	8,091
UnitedHealth Group Inc	116,897	59,134
Vertex Pharmaceuticals Inc *	2,576	1,037
Viatris Inc, Cl W	1,101,584	13,715
Zoetis Inc, Cl A	33,352	5,434

		485,310
Industrials — 11.4%
Acuity Brands Inc	18,787	5,488
AerCap Holdings NV	174,583	16,708
AGCO Corp	67,443	6,305
Allison Transmission Holdings Inc	73,564	7,949
AMETEK Inc	30,221	5,448
Axon Enterprise Inc *	4,130	2,455
Carlisle Cos Inc	6,137	2,264
Carrier Global Corp	357,041	24,372
Caterpillar Inc, Cl A	25,261	9,164
Chart Industries Inc *	29,522	5,634
CNH Industrial NV	437,797	4,960
Cummins Inc	8,214	2,863
Deere & Co	14,637	6,202
Delta Air Lines Inc, Cl A	266,329	16,113
Eaton Corp PLC	27,035	8,972
Equifax Inc	71,133	18,128
FedEx Corp	21,772	6,125
Fortive Corp	67,655	5,074
Graco Inc	86,718	7,309
GXO Logistics Inc *	79,549	3,460
HEICO Corp	53,731	12,774
Huntington Ingalls Industries Inc, Cl A	12,706	2,401
Illinois Tool Works Inc	47,481	12,039
Johnson Controls International PLC	464,470	36,661
L3Harris Technologies Inc	25,220	5,303
Lockheed Martin Corp	15,688	7,623
ManpowerGroup Inc	43,426	2,507
Middleby Corp/The *	51,919	7,032
Mueller Industries Inc	8,085	642
Northrop Grumman Corp	12,855	6,033
Oshkosh Corp	61,954	5,890
Otis Worldwide Corp	60,000	5,557
PACCAR Inc	59,000	6,137
Paychex Inc	32,193	4,514
Republic Services Inc	25,679	5,166
Robert Half Inc	100,807	7,103
Rollins Inc	126,310	5,854
RTX Corp	247,761	28,671
Ryder System Inc	61,257	9,609
Siemens AG ADR	170,436	16,478
Snap-on Inc	17,029	5,781
Southwest Airlines Co, Cl A	86,460	2,907

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Textron Inc	63,528	$4,859
Timken Co/The	30,884	2,204
TransDigm Group Inc	26,258	33,276
United Airlines Holdings Inc *	77,702	7,545
Veralto Corp	192,244	19,580
Verisk Analytics Inc, Cl A	30,651	8,442
Waste Management Inc	18,232	3,679
Westinghouse Air Brake Technologies Corp	1,192	226
WW Grainger Inc	22,097	23,291

		464,777
Information Technology — 24.0%
Adobe Inc *	127,506	56,699
Amphenol Corp, Cl A	209,248	14,532
Analog Devices Inc	114,008	24,222
Apple Inc	623,002	156,012
Applied Materials Inc	88,030	14,316
AppLovin Corp, Cl A *	36,779	11,910
Arista Networks Inc *	325,644	35,993
Broadcom Inc	261,108	60,535
Cirrus Logic Inc *	38,465	3,830
Cisco Systems Inc	582,795	34,502
Cognizant Technology Solutions Corp, Cl A	8,912	685
Corning Inc, Cl B	155,038	7,367
DocuSign Inc, Cl A *	3,554	320
Dolby Laboratories Inc, Cl A	40,624	3,173
Dropbox Inc, Cl A *	302,090	9,075
F5 Inc, Cl A *	25,439	6,397
Fair Isaac Corp *	6,258	12,459
Fortinet Inc *	19,374	1,831
Hewlett Packard Enterprise Co	294,388	6,285
HP Inc	364,323	11,888
International Business Machines Corp	6,932	1,524
Intuit Inc	88,384	55,549
Juniper Networks Inc	7,046	264
Manhattan Associates Inc *	3,821	1,033
Microchip Technology Inc	139,670	8,010
Micron Technology Inc	155,731	13,106
Microsoft Corp	486,353	204,998
Motorola Solutions Inc	25,067	11,587
NetApp Inc	45,929	5,331
NVIDIA Corp	347,346	46,645
ON Semiconductor Corp *	50,000	3,153
Oracle Corp, Cl B	354,605	59,091
QUALCOMM Inc	67,431	10,359
Roper Technologies Inc	51,458	26,751
Salesforce Inc	38,794	12,970
SAP SE ADR	63,283	15,581
Seagate Technology Holdings PLC	67,318	5,810
Skyworks Solutions Inc	67,559	5,991
Texas Instruments Inc	34,041	6,383
Western Digital Corp *	33,750	2,013

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xerox Holdings Corp	850,856	$7,173

		975,353
Materials — 3.0%
Celanese Corp, Cl A	28,298	1,958
Corteva Inc	64,004	3,646
Dow Inc	162,912	6,538
DuPont de Nemours Inc	8,453	645
Eastman Chemical Co	31,433	2,870
Ecolab Inc	28,841	6,758
Glatfelter Corp *	53,350	969
Ingevity Corp *	14,131	576
International Paper Co	18,629	1,003
Linde PLC	123,959	51,898
LyondellBasell Industries NV, Cl A	74,826	5,557
O-I Glass Inc, Cl I *	48,098	521
Reliance Inc	11,055	2,977
Sherwin-Williams Co/The, Cl A	67,820	23,054
Steel Dynamics Inc	95,252	10,865
Sylvamo Corp	12,276	970

		120,805
Real Estate — 1.4%
American Tower Corp, Cl A ‡	101,757	18,663
Brandywine Realty Trust ‡	24,300	136
CBRE Group Inc, Cl A *	41,173	5,406
Crown Castle Inc ‡	34,157	3,100
Equinix Inc ‡	1,986	1,873
Healthpeak Properties Inc ‡	395,734	8,022
Howard Hughes Holdings Inc *	41,612	3,201
Omega Healthcare Investors Inc ‡	53,394	2,021
Public Storage ‡	4,106	1,229
Sabra Health Care REIT Inc ‡	130,419	2,259
SBA Communications Corp, Cl A ‡	18,373	3,744
Welltower Inc ‡	48,149	6,068

		55,722
Utilities — 2.1%
Ameren Corp	64,109	5,715
American Electric Power Co Inc	57,553	5,308
Constellation Energy Corp	28,651	6,409
Edison International	98,283	7,847
Entergy Corp	22,430	1,701
Exelon Corp	132,096	4,972
FirstEnergy Corp	122,375	4,868
NextEra Energy Inc	123,716	8,869
NRG Energy Inc	264,927	23,902
UGI Corp	77,445	2,186
Vistra Corp	79,393	10,946
Xcel Energy Inc	21,754	1,469

		84,192
Total Common Stock
(Cost $1,341,979) ($ Thousands)		4,037,343

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	16,597,497	$16,597
Total Cash Equivalent
(Cost $16,597) ($ Thousands)		16,597
Total Investments in Securities — 99.9%
(Cost $1,358,576) ($ Thousands)		$4,053,940

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	2	Mar-2025	$593	$593	$–
S&P Mid Cap 400 Index E-MINI	2	Mar-2025	628	630	2
			$1,221	$1,223	$2

Percentages are based on Net Assets of $4,056,609 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$200,235	$379,095	$(562,733)	$—	$—	$16,597	$945	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.1%

Communication Services — 9.2%
Alphabet Inc, Cl A	114,140	$21,607
Alphabet Inc, Cl C	92,955	17,702
AT&T Inc	140,617	3,202
Charter Communications Inc, Cl A *	1,882	645
Comcast Corp, Cl A	74,555	2,798
Electronic Arts Inc	4,678	684
Fox Corp, Cl A	4,336	211
Fox Corp, Cl B	2,731	125
Interpublic Group of Cos Inc/The	7,301	205
Live Nation Entertainment Inc *	3,050	395
Match Group Inc *	5,250	172
Meta Platforms Inc, Cl A	42,604	24,945
Netflix Inc *	8,337	7,431
News Corp, Cl A	7,675	211
News Corp, Cl B	2,250	68
Omnicom Group Inc	3,804	327
Paramount Global, Cl B	12,067	126
Take-Two Interactive Software Inc, Cl A *	3,200	589
T-Mobile US Inc	9,526	2,103
Verizon Communications Inc	82,213	3,288
Walt Disney Co/The	35,374	3,939
Warner Bros Discovery Inc *	43,524	460

		91,233
Consumer Discretionary — 11.1%
Airbnb Inc, Cl A *	8,450	1,110
Amazon.com Inc, Cl A *	182,839	40,113
Aptiv PLC *	4,570	276
AutoZone Inc *	349	1,118
Best Buy Co Inc	3,804	326
Booking Holdings Inc	656	3,259
BorgWarner Inc	4,603	146
Caesars Entertainment Inc *	4,150	139
CarMax Inc *	3,050	249
Carnival Corp *	19,734	492
Chipotle Mexican Grill Inc, Cl A *	26,550	1,601
Darden Restaurants Inc	2,318	433
Deckers Outdoor Corp *	2,996	609
Domino's Pizza Inc	665	279
DR Horton Inc	5,708	798
eBay Inc	9,349	579
Expedia Group Inc *	2,455	458
Ford Motor Co	76,270	755
Garmin Ltd	3,021	623
General Motors Co	21,497	1,145
Genuine Parts Co	2,696	315
Hasbro Inc	2,646	148
Hilton Worldwide Holdings Inc	4,750	1,174
Home Depot Inc/The	19,408	7,550
Las Vegas Sands Corp	6,900	354
Lennar Corp, Cl A	4,724	644
LKQ Corp	5,350	197

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lowe's Cos Inc	11,059	$2,729
Lululemon Athletica Inc *	2,200	841
Marriott International Inc/MD, Cl A	4,500	1,255
McDonald's Corp	14,011	4,062
MGM Resorts International *	4,400	153
Mohawk Industries Inc *	1,050	125
NIKE Inc, Cl B	23,350	1,767
Norwegian Cruise Line Holdings Ltd *	8,950	230
NVR Inc *	62	507
O'Reilly Automotive Inc *	1,138	1,350
Pool Corp	772	263
PulteGroup Inc	4,049	441
Ralph Lauren Corp, Cl A	805	186
Ross Stores Inc	6,519	986
Royal Caribbean Cruises Ltd	4,850	1,119
Starbucks Corp	22,054	2,013
Tapestry Inc	4,669	305
Tesla Inc *	54,538	22,025
TJX Cos Inc/The	22,086	2,668
Tractor Supply Co	10,650	565
Ulta Beauty Inc *	925	402
Wynn Resorts Ltd	1,929	166
Yum! Brands Inc	5,470	734

		109,782
Consumer Staples — 5.4%
Altria Group Inc	33,173	1,735
Archer-Daniels-Midland Co	9,318	471
Brown-Forman Corp, Cl B	3,715	141
Bunge Global SA	2,750	214
Campbell Soup Co	4,084	171
Church & Dwight Co Inc	4,776	500
Clorox Co/The	2,402	390
Coca-Cola Co/The	75,848	4,722
Colgate-Palmolive Co	15,795	1,436
Conagra Brands Inc	9,315	259
Constellation Brands Inc, Cl A	3,057	676
Costco Wholesale Corp	8,679	7,952
Dollar General Corp	4,281	325
Dollar Tree Inc *	3,954	296
Estee Lauder Cos Inc/The, Cl A	4,550	341
General Mills Inc	10,886	694
Hershey Co/The	2,862	485
Hormel Foods Corp	5,908	185
J M Smucker Co/The	2,153	237
Kellanova	5,217	422
Kenvue Inc	37,410	799
Keurig Dr Pepper Inc	22,000	707
Kimberly-Clark Corp	6,503	852
Kraft Heinz Co/The	17,208	528
Kroger Co/The	12,986	794
Lamb Weston Holdings Inc	2,900	194
McCormick & Co Inc/MD	4,932	376
Molson Coors Beverage Co, Cl B	3,401	195

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Mondelez International Inc, Cl A	25,870	$1,545
Monster Beverage Corp *	13,758	723
PepsiCo Inc	26,829	4,080
Philip Morris International Inc	30,377	3,656
Procter & Gamble Co/The	46,022	7,716
Sysco Corp, Cl A	9,620	736
Target Corp, Cl A	9,028	1,220
Tyson Foods Inc, Cl A	5,553	319
Walgreens Boots Alliance Inc	14,907	139
Walmart Inc	84,819	7,663

		53,894
Energy — 3.1%
APA Corp	7,481	173
Baker Hughes Co, Cl A	19,399	796
Chevron Corp	32,629	4,726
ConocoPhillips	25,274	2,506
Coterra Energy Inc	14,413	368
Devon Energy Corp	12,213	400
Diamondback Energy Inc, Cl A	3,651	598
EOG Resources Inc	11,007	1,349
EQT Corp	11,600	535
Exxon Mobil Corp	85,837	9,234
Halliburton Co	17,242	469
Hess Corp	5,375	715
Kinder Morgan Inc	37,732	1,034
Marathon Petroleum Corp	6,288	877
Occidental Petroleum Corp	13,162	650
ONEOK Inc	11,409	1,145
Phillips 66	8,087	921
Schlumberger NV, Cl A	27,750	1,064
Targa Resources Corp	4,300	768
Texas Pacific Land Corp	350	387
Valero Energy Corp	6,253	767
Williams Cos Inc/The	23,419	1,267

		30,749
Financials — 13.3%
Aflac Inc	9,834	1,017
Allstate Corp/The	5,159	995
American Express Co	10,895	3,234
American International Group Inc	12,185	887
Ameriprise Financial Inc	1,895	1,009
Aon PLC, Cl A	4,151	1,491
Apollo Global Management Inc	8,750	1,445
Arch Capital Group Ltd	7,300	674
Arthur J Gallagher & Co	4,899	1,391
Assurant Inc	1,005	214
Bank of America Corp	130,409	5,731
Bank of New York Mellon Corp/The	14,199	1,091
Berkshire Hathaway Inc, Cl B *	35,790	16,223
BlackRock Funding Inc	2,846	2,917
Blackstone Inc, Cl A	14,100	2,431
Brown & Brown Inc	4,600	469

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Capital One Financial Corp	7,399	$1,319
Cboe Global Markets Inc	2,050	401
Charles Schwab Corp/The	29,209	2,162
Chubb Ltd	7,351	2,031
Cincinnati Financial Corp	3,033	436
Citigroup Inc	36,948	2,601
Citizens Financial Group Inc	8,750	383
CME Group Inc, Cl A	6,962	1,617
Corpay Inc *	1,379	467
Discover Financial Services	4,882	846
Erie Indemnity Co, Cl A	500	206
Everest Group Ltd	837	303
FactSet Research Systems Inc	750	360
Fidelity National Information Services Inc, Cl B	10,515	849
Fifth Third Bancorp	13,211	559
Fiserv Inc, Cl A *	11,105	2,281
Franklin Resources Inc	6,438	131
Global Payments Inc	4,983	558
Globe Life Inc	1,639	183
Goldman Sachs Group Inc/The	6,118	3,503
Hartford Financial Services Group Inc/The	5,736	628
Huntington Bancshares Inc/OH	28,364	462
Intercontinental Exchange Inc	11,105	1,655
Invesco Ltd	9,366	164
Jack Henry & Associates Inc	1,450	254
JPMorgan Chase & Co	55,008	13,186
KeyCorp	18,083	310
KKR & Co Inc	13,100	1,938
Loews Corp	3,512	297
M&T Bank Corp	3,284	617
MarketAxess Holdings Inc	756	171
Marsh & McLennan Cos Inc	9,559	2,030
Mastercard Inc, Cl A	16,013	8,432
MetLife Inc	11,489	941
Moody's Corp	3,021	1,430
Morgan Stanley	24,236	3,047
MSCI Inc, Cl A	1,508	905
Nasdaq Inc, Cl A	8,077	624
Northern Trust Corp	3,909	401
PayPal Holdings Inc *	19,579	1,671
PNC Financial Services Group Inc/The	7,713	1,487
Principal Financial Group Inc, Cl A	4,157	322
Progressive Corp/The	11,485	2,752
Prudential Financial Inc	6,966	826
Raymond James Financial Inc	3,608	560
Regions Financial Corp	17,863	420
S&P Global Inc	6,205	3,090
State Street Corp	5,745	564
Synchrony Financial	7,713	501
T Rowe Price Group Inc	4,343	491
Travelers Cos Inc/The	4,456	1,073
Truist Financial Corp	26,156	1,135

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
US Bancorp	30,188	$1,444
Visa Inc, Cl A	33,749	10,666
W R Berkley Corp	5,850	342
Wells Fargo & Co	65,023	4,567
Willis Towers Watson PLC	1,969	617

		132,435
Health Care — 9.9%
Abbott Laboratories	33,862	3,830
AbbVie Inc	34,513	6,133
Agilent Technologies Inc	5,615	754
Align Technology Inc *	1,386	289
Amgen Inc, Cl A	10,472	2,729
Baxter International Inc	9,985	291
Becton Dickinson & Co	5,528	1,254
Biogen Inc *	2,856	437
Bio-Techne Corp	3,202	231
Boston Scientific Corp *	28,776	2,570
Bristol-Myers Squibb Co	39,503	2,234
Cardinal Health Inc	4,759	563
Cencora Inc, Cl A	3,396	763
Centene Corp *	9,839	596
Charles River Laboratories International Inc *	1,010	187
Cigna Group/The	5,393	1,489
Cooper Cos Inc/The *	3,866	355
CVS Health Corp	24,576	1,103
Danaher Corp, Cl A	12,562	2,884
DaVita Inc *	906	136
Dexcom Inc *	7,622	593
Edwards Lifesciences Corp, Cl A *	11,542	855
Elevance Health Inc	4,523	1,669
Eli Lilly & Co	15,385	11,877
GE HealthCare Technologies Inc	8,912	697
Gilead Sciences Inc	24,314	2,246
HCA Healthcare Inc	3,581	1,075
Henry Schein Inc *	2,450	170
Hologic Inc *	4,550	328
Humana Inc	2,331	591
IDEXX Laboratories Inc *	1,592	658
Incyte Corp *	3,100	214
Insulet Corp *	1,350	352
Intuitive Surgical Inc *	6,957	3,631
IQVIA Holdings Inc *	3,396	667
Johnson & Johnson	47,043	6,803
Labcorp Holdings Inc	1,660	381
McKesson Corp	2,493	1,421
Medtronic PLC	24,979	1,995
Merck & Co Inc	49,414	4,916
Mettler-Toledo International Inc *	400	490
Moderna Inc *	6,600	274
Molina Healthcare Inc *	1,136	331
Pfizer Inc	110,860	2,941
Quest Diagnostics Inc	2,174	328

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Regeneron Pharmaceuticals Inc *	2,037	$1,451
ResMed Inc	2,859	654
Revvity Inc	2,398	268
Solventum Corp *	2,792	184
STERIS PLC	1,945	400
Stryker Corp	6,726	2,422
Teleflex Inc	929	165
Thermo Fisher Scientific Inc	7,476	3,889
UnitedHealth Group Inc	17,970	9,090
Universal Health Services Inc, Cl B	1,200	215
Vertex Pharmaceuticals Inc *	5,027	2,024
Viatris Inc, Cl W	23,307	290
Waters Corp *	1,172	435
West Pharmaceutical Services Inc	1,426	467
Zimmer Biomet Holdings Inc	3,974	420
Zoetis Inc, Cl A	8,745	1,425

		98,130
Industrials — 8.0%
3M Co	10,621	1,371
A O Smith Corp	2,450	167
Allegion PLC	1,770	231
AMETEK Inc	4,500	811
Automatic Data Processing Inc	7,915	2,317
Axon Enterprise Inc *	1,417	842
Boeing Co/The *	14,605	2,585
Broadridge Financial Solutions Inc	2,284	516
Builders FirstSource Inc *	2,250	322
Carrier Global Corp	16,381	1,118
Caterpillar Inc, Cl A	9,443	3,426
CH Robinson Worldwide Inc	2,405	249
Cintas Corp	6,678	1,220
Copart Inc *	17,100	981
CSX Corp	37,899	1,223
Cummins Inc	2,701	942
Dayforce Inc *	3,200	232
Deere & Co	4,988	2,113
Delta Air Lines Inc, Cl A	12,513	757
Dover Corp	2,687	504
Eaton Corp PLC	7,720	2,562
Emerson Electric Co	11,075	1,373
Equifax Inc	2,439	622
Expeditors International of Washington Inc	2,727	302
Fastenal Co, Cl A	11,168	803
FedEx Corp	4,411	1,241
Fortive Corp	6,837	513
GE Vernova Inc	5,297	1,742
Generac Holdings Inc *	1,204	187
General Dynamics Corp	5,044	1,329
General Electric Co	21,138	3,526
Honeywell International Inc	12,720	2,873
Howmet Aerospace Inc	7,978	873
Hubbell Inc, Cl B	1,050	440
Huntington Ingalls Industries Inc, Cl A	797	151

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
IDEX Corp	1,500	$314
Illinois Tool Works Inc	5,215	1,322
Ingersoll Rand Inc	7,883	713
Jacobs Solutions Inc	2,462	329
JB Hunt Transport Services Inc	1,551	265
Johnson Controls International PLC	13,072	1,032
L3Harris Technologies Inc	3,709	780
Leidos Holdings Inc	2,643	381
Lennox International Inc	650	396
Lockheed Martin Corp	4,142	2,013
Masco Corp	4,234	307
Nordson Corp	1,100	230
Norfolk Southern Corp	4,436	1,041
Northrop Grumman Corp	2,630	1,234
Old Dominion Freight Line Inc, Cl A	3,688	651
Otis Worldwide Corp	7,800	722
PACCAR Inc	10,250	1,066
Parker-Hannifin Corp, Cl A	2,527	1,607
Paychex Inc	6,269	879
Paycom Software Inc	959	197
Pentair PLC	3,216	324
Quanta Services Inc	2,868	906
Republic Services Inc	3,983	801
Rockwell Automation Inc	2,226	636
Rollins Inc	5,700	264
RTX Corp	26,078	3,018
Snap-on Inc	1,057	359
Southwest Airlines Co, Cl A	11,662	392
Stanley Black & Decker Inc	3,008	242
Textron Inc	3,607	276
Trane Technologies PLC	4,420	1,633
TransDigm Group Inc	1,120	1,419
Uber Technologies Inc *	41,050	2,476
Union Pacific Corp	11,841	2,700
United Airlines Holdings Inc *	6,400	621
United Parcel Service Inc, Cl B	14,268	1,799
United Rentals Inc	1,264	890
Veralto Corp	4,820	491
Verisk Analytics Inc, Cl A	2,776	765
Waste Management Inc	7,084	1,430
Westinghouse Air Brake Technologies Corp	3,371	639
WW Grainger Inc	872	919
Xylem Inc/NY	4,750	551

		79,494
Information Technology — 31.8%
Accenture PLC, Cl A	12,206	4,294
Adobe Inc *	8,597	3,823
Advanced Micro Devices Inc *	31,625	3,820
Akamai Technologies Inc *	2,954	283
Amphenol Corp, Cl A	23,320	1,620
Analog Devices Inc	9,622	2,044
ANSYS Inc *	1,707	576
Apple Inc	295,293	73,947

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Applied Materials Inc	16,093	$2,617
Arista Networks Inc *	20,080	2,219
Autodesk Inc, Cl A *	4,205	1,243
Broadcom Inc	91,240	21,153
Cadence Design Systems Inc *	5,301	1,593
CDW Corp/DE	2,597	452
Cisco Systems Inc	77,878	4,610
Cognizant Technology Solutions Corp, Cl A	9,655	742
Corning Inc, Cl B	15,058	716
Crowdstrike Holdings Inc, Cl A *	4,500	1,540
Dell Technologies Inc, Cl C	6,000	691
Enphase Energy Inc *	2,750	189
EPAM Systems Inc *	1,150	269
F5 Inc, Cl A *	1,160	292
Fair Isaac Corp *	451	898
First Solar Inc *	2,100	370
Fortinet Inc *	12,390	1,171
Gartner Inc *	1,525	739
Gen Digital Inc	10,547	289
GoDaddy Inc, Cl A *	2,750	543
Hewlett Packard Enterprise Co	25,391	542
HP Inc	19,122	624
Intel Corp	82,787	1,660
International Business Machines Corp	18,018	3,961
Intuit Inc	5,459	3,431
Jabil Inc	2,200	317
Juniper Networks Inc	6,750	253
Keysight Technologies Inc *	3,432	551
KLA Corp	2,598	1,637
Lam Research Corp	25,130	1,815
Microchip Technology Inc	10,463	600
Micron Technology Inc	21,569	1,815
Microsoft Corp	145,234	61,216
Monolithic Power Systems Inc	950	562
Motorola Solutions Inc	3,232	1,494
NetApp Inc	4,035	468
NVIDIA Corp	479,180	64,349
NXP Semiconductors NV	4,976	1,034
ON Semiconductor Corp *	8,350	526
Oracle Corp, Cl B	31,271	5,211
Palantir Technologies Inc, Cl A *	40,050	3,029
Palo Alto Networks Inc *	12,618	2,296
PTC Inc *	2,357	433
QUALCOMM Inc	21,682	3,331
Roper Technologies Inc	2,113	1,098
Salesforce Inc	18,662	6,239
Seagate Technology Holdings PLC	4,100	354
ServiceNow Inc *	4,010	4,251
Skyworks Solutions Inc	3,116	276
Super Micro Computer Inc *	9,860	301
Synopsys Inc *	3,021	1,466
TE Connectivity PLC	5,859	838
Teledyne Technologies Inc *	918	426

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teradyne Inc	3,165	$399
Texas Instruments Inc	17,844	3,346
Trimble Inc *	4,750	336
Tyler Technologies Inc *	820	473
VeriSign Inc *	1,595	330
Western Digital Corp *	6,374	380
Workday Inc, Cl A *	4,150	1,071
Zebra Technologies Corp, Cl A *	1,023	395

		315,877
Materials — 1.9%
Air Products and Chemicals Inc	4,321	1,253
Albemarle Corp	2,407	207
Amcor PLC	28,232	266
Avery Dennison Corp	1,564	293
Ball Corp	5,822	321
Celanese Corp, Cl A	2,252	156
CF Industries Holdings Inc	3,400	290
Corteva Inc	13,523	770
Dow Inc	13,706	550
DuPont de Nemours Inc	8,149	621
Eastman Chemical Co	2,370	216
Ecolab Inc	4,966	1,164
FMC Corp	2,600	126
Freeport-McMoRan Inc, Cl B	28,063	1,069
International Flavors & Fragrances Inc	4,976	421
International Paper Co	6,752	363
Linde PLC	9,296	3,892
LyondellBasell Industries NV, Cl A	5,074	377
Martin Marietta Materials Inc, Cl A	1,169	604
Mosaic Co/The	6,459	159
Newmont Corp	22,425	835
Nucor Corp	4,627	540
Packaging Corp of America	1,750	394
PPG Industries Inc	4,555	544
Sherwin-Williams Co/The, Cl A	4,545	1,545
Smurfit WestRock PLC	9,634	519
Steel Dynamics Inc	2,800	319
Vulcan Materials Co	2,599	668

		18,482
Real Estate — 2.1%
Alexandria Real Estate Equities Inc ‡	3,023	295
American Tower Corp, Cl A ‡	9,047	1,659
AvalonBay Communities Inc ‡	2,778	611
BXP Inc ‡	2,850	212
Camden Property Trust ‡	2,100	244
CBRE Group Inc, Cl A *	5,859	769
CoStar Group Inc *	8,000	573
Crown Castle Inc ‡	8,464	768
Digital Realty Trust Inc, Cl A ‡	6,019	1,067
Equinix Inc ‡	1,851	1,745
Equity Residential ‡	6,644	477
Essex Property Trust Inc ‡	1,271	363

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Extra Space Storage Inc ‡	4,149	$621
Federal Realty Investment Trust ‡	1,550	174
Healthpeak Properties Inc ‡	13,650	277
Host Hotels & Resorts Inc ‡	13,674	240
Invitation Homes Inc ‡	11,100	355
Iron Mountain Inc ‡	5,738	603
Kimco Realty Corp ‡	13,163	308
Mid-America Apartment Communities Inc ‡	2,290	354
Prologis Inc ‡	18,030	1,906
Public Storage ‡	3,087	924
Realty Income Corp ‡	17,028	909
Regency Centers Corp ‡	3,199	236
SBA Communications Corp, Cl A ‡	2,099	428
Simon Property Group Inc ‡	6,006	1,034
UDR Inc ‡	5,850	254
Ventas Inc ‡	8,082	476
VICI Properties Inc, Cl A ‡	20,450	597
Welltower Inc ‡	11,559	1,457
Weyerhaeuser Co ‡	14,211	400

		20,336
Utilities — 2.3%
AES Corp/The	14,440	186
Alliant Energy Corp	5,000	296
Ameren Corp	5,203	464
American Electric Power Co Inc	10,415	961
American Water Works Co Inc	3,807	474
Atmos Energy Corp	3,050	425
CenterPoint Energy Inc	12,735	404
CMS Energy Corp	5,851	390
Consolidated Edison Inc	6,736	601
Constellation Energy Corp	6,001	1,342
Dominion Energy Inc	16,380	882
DTE Energy Co	4,026	486
Duke Energy Corp	14,991	1,615
Edison International	7,557	603
Entergy Corp	8,352	633
Evergy Inc	4,499	277
Eversource Energy	6,985	401
Exelon Corp	19,505	734
FirstEnergy Corp	9,973	397
NextEra Energy Inc	40,271	2,887
NiSource Inc	8,744	321
NRG Energy Inc	4,031	364
PG&E Corp	42,700	862
Pinnacle West Capital Corp	2,349	199
PPL Corp	14,371	466
Public Service Enterprise Group Inc	9,730	822
Sempra	12,390	1,087
Southern Co/The	21,219	1,747
Vistra Corp	6,700	924
WEC Energy Group Inc	6,171	580

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	10,886	$735

		22,565
Total Common Stock
(Cost $197,245) ($ Thousands)		972,977

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	17,689,669	$17,690
Total Cash Equivalent
(Cost $17,690) ($ Thousands)		17,690
Total Investments in Securities — 99.9%
(Cost $214,935) ($ Thousands)		$990,667

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	64	Mar-2025	$19,582	$18,994	$(588)

Percentages are based on Net Assets of $992,035 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,985	$31,432	$(33,727)	$—	$—	$17,690	$217	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.7%

Communication Services — 1.9%
Anterix Inc *	2,560	$78
AST SpaceMobile Inc, Cl A *	6,608	139
Bandwidth Inc, Cl A *	23,653	403
Cinemark Holdings Inc *	42,565	1,319
EverQuote Inc, Cl A *	39,240	784
EW Scripps Co/The, Cl A *	52,180	115
Gambling.com Group Ltd *	52,482	739
Gogo Inc *	22,210	180
Grindr Inc *	15,861	283
IDT Corp, Cl B	6,680	317
iHeartMedia Inc *	83,131	165
IMAX Corp *	11,700	299
Lions Gate Entertainment Corp, Cl A *	36,552	312
Magnite Inc *	16,000	255
MediaAlpha Inc, Cl A *	37,690	426
Nexstar Media Group Inc, Cl A	6,285	993
Playstudios Inc *	53,386	99
QuinStreet Inc *	37,546	866
Shutterstock Inc	21,838	663
Sinclair Inc	7,240	117
Spok Holdings Inc	12,250	197
Thryv Holdings Inc *	7,310	108
Vimeo Inc *	57,810	370

		9,227
Consumer Discretionary — 12.2%
Abercrombie & Fitch Co, Cl A *	19,574	2,926
Accel Entertainment Inc, Cl A *	7,330	78
Adtalem Global Education Inc *	27,237	2,474
Amer Sports Inc *	16,821	470
American Eagle Outfitters Inc	9,819	164
Biglari Holdings Inc, Cl B *	1,758	447
Bloomin' Brands Inc	210,790	2,574
Brinker International Inc *	18,973	2,510
Brunswick Corp/DE	12,933	837
Build-A-Bear Workshop Inc	17,490	805
Carter's Inc	17,119	928
Cava Group Inc *	3,900	440
Cheesecake Factory Inc/The	13,360	634
Churchill Downs Inc	8,693	1,161
Cooper-Standard Holdings Inc *	5,843	79
Cricut Inc, Cl A	16,300	93
Denny's Corp, Cl A *	14,670	89
Designer Brands Inc, Cl A	17,740	95
Dick's Sporting Goods Inc	5,406	1,237
Dine Brands Global Inc	3,300	99
Domino's Pizza Inc	2,569	1,078
Dorman Products Inc *	10,132	1,313
Dutch Bros Inc, Cl A *	7,389	387
Flexsteel Industries Inc	6,149	334
Funko Inc, Cl A *	10,870	146
Gentex Corp	26,747	768

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hooker Furnishings Corp	15,941	$223
Hovnanian Enterprises Inc, Cl A *	1,776	238
Inspired Entertainment Inc *	14,758	134
Installed Building Products Inc	4,172	731
KB Home	35,944	2,362
Kontoor Brands Inc	25,564	2,183
Legacy Housing Corp *	8,885	219
Lindblad Expeditions Holdings Inc *	31,216	370
M/I Homes Inc *	2,937	390
Marine Products Corp	9,468	87
Meritage Homes Corp	3,763	579
Modine Manufacturing Co *	41,128	4,768
Murphy USA Inc	3,229	1,620
Newell Brands Inc, Cl B	29,000	289
Ollie's Bargain Outlet Holdings Inc *	3,400	373
OneSpaWorld Holdings Ltd	21,046	419
Peloton Interactive Inc, Cl A *	31,000	270
PlayAGS Inc *	54,338	627
Pool Corp	3,145	1,072
Potbelly Corp *	35,370	333
RealReal Inc/The *	37,401	409
Revolve Group Inc, Cl A *	13,432	450
RH *	811	319
Rocky Brands Inc	3,613	82
Rush Street Interactive Inc *	30,800	423
Steven Madden Ltd	17,855	759
Stride Inc *	25,185	2,617
Sweetgreen Inc, Cl A *	9,759	313
Taylor Morrison Home Corp, Cl A *	24,426	1,495
Travel + Leisure Co	22,300	1,125
Tri Pointe Homes Inc *	32,872	1,192
Urban Outfitters Inc *	87,309	4,792
Valvoline Inc *	20,734	750
Whirlpool Corp	26,647	3,051
Wingstop Inc, Cl A	3,988	1,133
Wolverine World Wide Inc	17,072	379
Wyndham Hotels & Resorts Inc	3,800	383
Xponential Fitness Inc, Cl A *	23,828	321
YETI Holdings Inc *	7,742	298

		59,744
Consumer Staples — 4.7%
BellRing Brands Inc *	42,368	3,192
Casey's General Stores Inc	3,265	1,294
Central Garden & Pet Co, Cl A *	2,450	95
Hain Celestial Group Inc/The *	38,346	236
Honest Co Inc/The *	45,120	313
Ingles Markets Inc, Cl A	3,080	198
Ingredion Inc	7,910	1,088
Lancaster Colony Corp	3,088	535
Lifeway Foods Inc *	11,576	287
MGP Ingredients Inc	5,114	201
Mission Produce Inc *	84,988	1,221
Natural Grocers by Vitamin Cottage Inc	22,517	894

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Performance Food Group Co *	14,136	$1,195
Pilgrim's Pride Corp *	42,824	1,944
PriceSmart Inc	5,307	489
Primo Brands Corp	63,286	1,947
Sprouts Farmers Market Inc *	37,018	4,704
TreeHouse Foods Inc *	22,931	806
Turning Point Brands Inc	17,073	1,026
Village Super Market Inc, Cl A	11,759	375
Vital Farms Inc *	27,165	1,024

		23,064
Energy — 5.2%
Archrock Inc	32,604	812
Berry Corp	72,620	300
BROOKFIELD INFRASTRUCTURE, Cl A	28,584	1,144
Cactus Inc, Cl A	16,236	948
ChampionX Corp	71,070	1,932
Civitas Resources Inc	20,681	949
Clean Energy Fuels Corp *	32,890	83
CNX Resources Corp *	67,306	2,468
Delek US Holdings Inc	173,373	3,207
DT Midstream Inc	3,783	376
Excelerate Energy Inc, Cl A	17,010	515
Expro Group Holdings NV *	36,551	456
FutureFuel Corp	96,430	510
Golar LNG Ltd	5,865	248
HF Sinclair Corp	18,453	647
Kodiak Gas Services Inc	9,167	374
Matador Resources Co	22,547	1,268
Northern Oil & Gas Inc	48,769	1,812
Oceaneering International Inc, Cl A *	1,122	29
Permian Resources Corp, Cl A	90,170	1,297
Ranger Energy Services Inc, Cl A	16,170	250
REX American Resources Corp *	5,794	242
Riley Exploration Permian Inc	16,469	526
SFL Corp Ltd, Cl B	14,206	145
Solaris Energy Infrastructure Inc, Cl A	21,972	632
Teekay Corp	98,831	685
Texas Pacific Land Corp	195	216
VAALCO Energy Inc	94,520	413
Veren Inc	269,126	1,383
Viper Energy Inc, Cl A	4,879	239
Weatherford International PLC	19,948	1,429

		25,535
Financials — 23.0%
AFC Gamma Inc ‡	27,275	227
Alerus Financial Corp	19,154	369
Amalgamated Financial Corp	34,352	1,150
Atlanticus Holdings Corp *	8,163	455
Banco Latinoamericano de Comercio Exterior SA, Cl E	23,147	823
Bancorp Inc/The *	24,252	1,276
Bank7 Corp	12,354	576

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BayCom Corp	6,156	$165
BGC Group Inc, Cl A	111,240	1,008
Brightsphere Investment Group Inc	17,100	450
Business First Bancshares Inc	5,200	134
Camden National Corp	10,841	463
Capital Bancorp Inc	4,834	138
Capital City Bank Group Inc	2,440	89
Carter Bankshares Inc *	9,738	171
Cass Information Systems Inc	1,722	70
Central Pacific Financial Corp	7,186	209
Chimera Investment Corp ‡	34,343	481
City Holding Co	5,217	618
CNB Financial Corp/PA	3,710	92
CNO Financial Group Inc	91,952	3,422
Coastal Financial Corp/WA *	9,071	770
Cohen & Steers Inc	16,446	1,519
Colony Bankcorp Inc	17,864	288
Columbia Banking System Inc	198,886	5,372
Comerica Inc	49,437	3,058
Community Trust Bancorp Inc	13,973	741
ConnectOne Bancorp Inc	27,052	620
Crawford & Co, Cl A	20,555	238
CrossFirst Bankshares Inc *	9,703	147
Dave Inc *	5,940	516
Diamond Hill Investment Group Inc	4,120	639
Donegal Group Inc, Cl A	11,300	175
Enova International Inc *	24,384	2,338
Esquire Financial Holdings Inc	10,238	814
Evercore Inc, Cl A	1,244	345
FactSet Research Systems Inc	2,154	1,035
Farmers National Banc Corp	6,514	93
Financial Institutions Inc	6,160	168
First American Financial Corp	12,779	798
First Commonwealth Financial Corp	106,909	1,809
First Community Bankshares Inc	8,250	344
First Financial Corp/IN	2,580	119
First Horizon Corp	73,434	1,479
First Interstate BancSystem Inc, Cl A	36,875	1,197
FNB Corp/PA	179,881	2,659
Forge Global Holdings Inc *	93,820	87
Great Southern Bancorp Inc	10,506	627
Guaranty Bancshares Inc/TX	5,504	190
Hamilton Lane Inc, Cl A	11,538	1,708
Hanmi Financial Corp	3,710	88
Hanover Insurance Group Inc/The, Cl A	8,774	1,357
HBT Financial Inc	15,503	340
HCI Group Inc	2,624	306
Heritage Insurance Holdings Inc *	7,310	88
Home BancShares Inc/AR	47,327	1,339
HomeTrust Bancshares Inc	9,394	316
Independent Bank Corp	10,841	696
Independent Bank Corp/MI	7,040	245
Jack Henry & Associates Inc	6,936	1,216

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jackson Financial Inc, Cl A	40,153	$3,497
Jefferies Financial Group Inc	3,555	279
Kinsale Capital Group Inc	3,113	1,448
Lemonade Inc *	31,985	1,173
LendingClub Corp *	12,600	204
LendingTree Inc *	7,806	302
Lincoln National Corp	99,353	3,150
Mercantile Bank Corp	7,882	351
Metrocity Bankshares Inc	3,446	110
MGIC Investment Corp	42,906	1,017
Midland States Bancorp Inc	4,900	120
Moneylion Inc *	7,300	628
Morningstar Inc, Cl A	3,557	1,198
Mr Cooper Group Inc *	37,334	3,584
National Bank Holdings Corp, Cl A	21,496	926
NBT Bancorp Inc	23,061	1,101
NerdWallet Inc, Cl A *	54,274	722
New York Community Bancorp Inc	82,000	765
New York Mortgage Trust Inc ‡	30,450	185
NMI Holdings Inc, Cl A *	17,726	652
Northrim BanCorp Inc	4,177	326
OFG Bancorp	13,233	560
Old National Bancorp/IN, Cl A	227,454	4,937
Old Second Bancorp Inc	16,900	300
OppFi Inc	57,048	437
Orchid Island Capital Inc ‡	31,240	243
Orrstown Financial Services Inc	25,657	939
Palomar Holdings Inc, Cl A *	2,898	306
Pathward Financial Inc	11,749	864
Paymentus Holdings Inc, Cl A *	10,200	333
Payoneer Global Inc *	30,000	301
Paysafe Ltd *	10,377	177
Peoples Bancorp Inc/OH	2,920	93
Peoples Bancorp of North Carolina Inc	2,632	82
Peoples Financial Services Corp	2,100	107
Pinnacle Financial Partners Inc	16,102	1,842
Piper Sandler Cos	6,282	1,884
Ponce Financial Group Inc *	18,382	239
PROG Holdings Inc	27,395	1,158
Prosperity Bancshares Inc	15,368	1,158
QCR Holdings Inc	10,749	867
Regional Management Corp	11,947	406
Republic Bancorp Inc/KY, Cl A	11,052	772
Selectquote Inc *	119,620	445
ServisFirst Bancshares Inc	32,689	2,770
Sezzle Inc *	1,656	424
Shift4 Payments Inc, Cl A *	3,388	352
Sierra Bancorp	14,845	429
Southern Missouri Bancorp Inc	13,315	764
Southern States Bancshares Inc	4,720	157
Starwood Property Trust Inc ‡	50,074	949
Stellar Bancorp Inc	3,450	98
StepStone Group Inc, Cl A	10,498	608

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stifel Financial Corp	3,633	$385
Sunrise Realty Trust Inc ‡	8,336	117
Synovus Financial Corp	4,300	220
Tompkins Financial Corp	9,458	642
TPG RE Finance Trust Inc ‡	44,470	378
UMB Financial Corp	29,892	3,374
United Fire Group Inc	13,243	377
Unity Bancorp Inc	7,485	326
Universal Insurance Holdings Inc	32,375	682
Univest Financial Corp	54,272	1,602
Upstart Holdings Inc *	6,740	415
USCB Financial Holdings Inc	4,720	84
Valley National Bancorp	108,969	987
Victory Capital Holdings Inc, Cl A	23,135	1,514
Voya Financial Inc	13,716	944
Waterstone Financial Inc	6,283	84
Westamerica BanCorp	9,851	517
Wintrust Financial Corp	15,345	1,914
World Acceptance Corp *	5,093	573
Zions Bancorp NA	53,913	2,925

		113,069
Health Care — 12.3%
Accuray Inc *	51,279	102
ACELYRIN Inc *	38,984	122
Actinium Pharmaceuticals Inc *	70,660	89
Adaptive Biotechnologies Corp *	57,000	342
Addus HomeCare Corp *	4,963	622
ADMA Biologics Inc *	23,484	403
Alector Inc *	35,351	67
Altimmune Inc *	11,800	85
ALX Oncology Holdings Inc *	70,030	117
ANI Pharmaceuticals Inc *	4,817	266
Anika Therapeutics Inc *	4,689	77
Annexon Inc *	29,137	150
Arcellx Inc *	3,781	290
Arcturus Therapeutics Holdings Inc *	4,950	84
Ardelyx Inc *	123,971	629
ARS Pharmaceuticals Inc *	16,824	178
Aveanna Healthcare Holdings Inc *	39,483	180
Axogen Inc *	31,934	526
Bioventus Inc, Cl A *	66,484	698
Blueprint Medicines Corp *	16,428	1,433
CareDx Inc *	38,221	818
Catalyst Pharmaceuticals Inc *	34,917	729
CG oncology Inc *	2,780	80
Chemed Corp	1,985	1,052
ChromaDex Corp *	60,568	321
Codexis Inc *	55,332	264
Coherus Biosciences Inc *	389,124	537
Collegium Pharmaceutical Inc *	53,413	1,530
Community Health Systems Inc *	26,362	79
Corcept Therapeutics Inc *	23,902	1,204
CorVel Corp *	3,651	406

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Crinetics Pharmaceuticals Inc *	3,351	$171
Cross Country Healthcare Inc *	45,000	817
Doximity Inc, Cl A *	7,831	418
Edgewise Therapeutics Inc *	12,513	334
Editas Medicine Inc, Cl A *	36,482	46
Embecta Corp	14,550	300
Encompass Health Corp	35,625	3,290
Enhabit Inc *	12,120	95
Ensign Group Inc/The	12,097	1,607
Entrada Therapeutics Inc *	10,605	183
Envista Holdings Corp *	21,197	409
Evolus Inc *	22,472	248
Exelixis Inc *	13,358	445
GeneDx Holdings Corp, Cl A *	8,918	685
Generation Bio Co *	93,795	99
Glaukos Corp *	3,151	472
Globus Medical Inc, Cl A *	13,641	1,128
Halozyme Therapeutics Inc *	2,900	139
Harrow Inc *	21,908	735
Health Catalyst Inc *	46,218	327
HealthEquity Inc *	24,316	2,333
HealthStream Inc	3,260	104
Hims & Hers Health Inc *	65,751	1,590
ICU Medical Inc *	5,417	841
Insmed Inc *	5,829	402
Integra LifeSciences Holdings Corp *	26,200	594
iRadimed Corp	12,645	696
Ironwood Pharmaceuticals Inc, Cl A *	117,983	523
iTeos Therapeutics Inc *	11,124	85
Janux Therapeutics Inc *	3,900	209
Joint Corp/The *	20,736	220
Kiniksa Pharmaceuticals International Plc, Cl A *	13,327	264
Kodiak Sciences Inc *	33,490	333
Lantheus Holdings Inc *	14,923	1,335
LeMaitre Vascular Inc	32,843	3,026
LifeMD Inc *	33,990	168
Lyell Immunopharma Inc *	137,984	88
Madrigal Pharmaceuticals Inc *	612	189
Medpace Holdings Inc *	4,835	1,606
MeiraGTx Holdings plc *	17,773	108
Merit Medical Systems Inc *	4,389	425
Mersana Therapeutics Inc *	60,890	87
Mesa Laboratories Inc	1,370	181
Mirum Pharmaceuticals Inc *	6,384	264
Monte Rosa Therapeutics Inc *	18,789	130
Novocure Ltd *	11,578	345
Nurix Therapeutics Inc *	21,346	402
Nuvation Bio Inc *	102,842	274
Option Care Health Inc *	24,651	572
OraSure Technologies Inc *	81,100	293
Organogenesis Holdings Inc, Cl A *	123,882	396
ORIC Pharmaceuticals Inc *	11,442	92

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pacira BioSciences Inc *	21,370	$403
Paragon 28 Inc *	8,090	84
Pennant Group Inc/The *	32,205	854
Perrigo Co PLC	34,275	881
Phathom Pharmaceuticals Inc *	17,000	138
Phibro Animal Health Corp, Cl A	21,169	445
Prestige Consumer Healthcare Inc, Cl A *	23,291	1,819
PROCEPT BioRobotics Corp *	4,277	344
Puma Biotechnology Inc *	87,126	266
Quest Diagnostics Inc	6,483	978
QuidelOrtho Corp *	13,500	601
Quipt Home Medical Corp *	12,957	40
RadNet Inc *	4,582	320
RAPT Therapeutics Inc *	75,380	119
Relay Therapeutics Inc *	19,785	82
Replimune Group Inc, Cl Rights *	12,390	150
Revance Therapeutics Inc *	25,250	77
Rhythm Pharmaceuticals Inc *	5,200	291
Rigel Pharmaceuticals Inc *	23,724	399
Scholar Rock Holding Corp *	10,271	444
SIGA Technologies Inc	33,389	201
Solid Biosciences Inc *	16,390	66
STERIS PLC	5,342	1,098
Stoke Therapeutics Inc *	14,775	163
Tactile Systems Technology Inc *	39,401	675
Tango Therapeutics Inc *	25,430	79
Tarsus Pharmaceuticals Inc *	23,107	1,279
Taysha Gene Therapies Inc *	52,656	91
TG Therapeutics Inc *	9,386	283
Travere Therapeutics Inc *	6,270	109
Twist Bioscience Corp *	9,326	433
UFP Technologies Inc *	2,058	503
US Physical Therapy Inc	10,252	909
Utah Medical Products Inc	8,696	535
Vanda Pharmaceuticals Inc *	88,317	423
Veracyte Inc *	7,287	289
Verve Therapeutics Inc *	86,560	488
WaVe Life Sciences Ltd *	16,415	203
Waystar Holding Corp *	7,792	286
XOMA Royalty Corp *	900	24

		60,475
Industrials — 18.3%
AAON Inc	2,801	330
ABM Industries Inc	33,684	1,724
ACCO Brands Corp	86,374	453
Acuity Brands Inc	1,080	316
AerSale Corp *	17,350	109
Air Lease Corp, Cl A	25,261	1,218
Alaska Air Group Inc *	5,100	330
Allison Transmission Holdings Inc	12,068	1,304
American Superconductor Corp *	28,579	704
Apogee Enterprises Inc	4,227	302
Applied Industrial Technologies Inc, Cl A	1,772	424

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Archer Aviation Inc, Cl A *	20,000	$195
Argan Inc	12,321	1,688
Aris Water Solutions Inc, Cl A	40,054	959
Astec Industries Inc	53,982	1,814
Astronics Corp *	4,988	80
Atkore Inc	10,000	834
Atmus Filtration Technologies Inc	36,103	1,415
AZEK Co Inc/The, Cl A *	9,401	446
AZZ Inc	4,011	329
Barnes Group Inc	32,731	1,547
Barrett Business Services Inc	9,292	404
Booz Allen Hamilton Holding Corp, Cl A	7,068	910
BrightView Holdings Inc *	18,960	303
Broadridge Financial Solutions Inc	5,111	1,156
Brookfield Business Corp, Cl A	8,754	212
BWX Technologies Inc	13,181	1,468
CACI International Inc, Cl A *	2,857	1,154
Carlisle Cos Inc	2,628	969
Clean Harbors Inc *	5,802	1,335
Commercial Vehicle Group Inc *	31,794	79
Concentrix Corp	19,763	855
Construction Partners Inc, Cl A *	2,807	248
Costamare Inc	15,923	205
CSW Industrials Inc	828	292
Curtiss-Wright Corp	1,108	393
DXP Enterprises Inc/TX *	5,279	436
Dycom Industries Inc *	9,900	1,723
Enerpac Tool Group Corp, Cl A	17,855	734
Ennis Inc	7,314	154
Enpro Inc	7,740	1,335
Enviri Corp *	52,247	402
EVERUS CONSTRUCTION GROUP *	3,340	220
ExlService Holdings Inc *	101,905	4,523
Franklin Covey Co *	12,632	475
FTAI Aviation Ltd	14,628	2,107
Gates Industrial Corp PLC *	76,021	1,564
Genco Shipping & Trading Ltd	14,623	204
GFL Environmental Inc	31,617	1,408
Global Industrial Co	6,156	153
Graham Corp, Cl A *	14,780	657
Greenbrier Cos Inc/The	7,554	461
Griffon Corp	12,863	917
Heidrick & Struggles International Inc	4,276	189
Herc Holdings Inc	1,492	282
Hexcel Corp, Cl A	26,940	1,689
Hudson Technologies Inc *	8,012	45
Huntington Ingalls Industries Inc, Cl A	2,776	525
Huron Consulting Group Inc *	14,743	1,832
Hyster-Yale Inc	4,793	244
IBEX Holdings Ltd *	12,506	269
IES Holdings Inc *	912	183
Innodata Inc *	5,880	232
Insperity Inc, Cl A	7,465	579

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Interface Inc, Cl A	53,779	$1,310
ITT Inc	9,996	1,428
Karat Packaging Inc	13,870	420
Kennametal Inc	14,162	340
Korn Ferry	18,673	1,259
Kratos Defense & Security Solutions Inc *	12,955	342
L B Foster Co, Cl A *	4,443	120
Landstar System Inc	5,542	952
Limbach Holdings Inc *	1,540	132
LSI Industries Inc	20,970	407
Luxfer Holdings PLC ADR	22,570	295
Matson Inc	2,145	289
Moog Inc, Cl A	1,514	298
Mueller Industries Inc	2,454	195
Mueller Water Products Inc, Cl A	15,875	357
Net Power Inc *	7,620	81
Nordson Corp	4,038	845
NuScale Power Corp *	14,762	265
nVent Electric PLC	14,576	993
Omega Flex Inc	1,830	77
Orion Group Holdings Inc *	10,160	74
PAM Transportation Services Inc *	5,663	93
Park-Ohio Holdings Corp	12,611	331
Parsons Corp *	28,645	2,643
Powell Industries Inc	1,669	370
Preformed Line Products Co	1,750	224
Primoris Services Corp	5,069	387
Redwire Corp *	13,000	214
Regal Rexnord Corp	5,398	837
REV Group Inc	15,749	502
Rocket Lab USA Inc *	17,179	438
Rush Enterprises Inc, Cl A	15,898	871
Safe Bulkers Inc	118,609	423
Sensata Technologies Holding PLC	51,597	1,414
Shyft Group Inc/The	7,190	84
SkyWest Inc *	15,685	1,571
SPX Technologies Inc *	2,161	314
Standex International Corp	14,721	2,753
Steelcase Inc, Cl A	24,003	284
Sterling Infrastructure Inc *	12,023	2,025
Sun Country Airlines Holdings Inc *	52,480	765
Tecnoglass Inc	16,247	1,289
Terex Corp	18,935	875
Tetra Tech Inc	23,673	943
TransUnion	10,913	1,012
Tutor Perini Corp *	31,326	758
UFP Industries Inc	8,077	910
UniFirst Corp/MA	5,310	908
V2X Inc *	1,780	85
Valmont Industries Inc	7,224	2,215
Viad Corp *	6,836	291
Virco Mfg. Corp	39,050	400
WESCO International Inc	11,491	2,079

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Willdan Group Inc *	15,976	$609
Xometry Inc, Cl A *	6,800	290

		89,732
Information Technology — 11.3%
8x8 Inc *	129,520	346
ACI Worldwide Inc *	33,352	1,731
Alkami Technology Inc *	16,924	621
Appfolio Inc, Cl A *	456	112
Applied Digital Corp *	35,692	273
Applied Optoelectronics Inc *	7,831	289
Arlo Technologies Inc *	14,820	166
Asana Inc, Cl A *	15,200	308
AvePoint Inc *	22,570	373
Aviat Networks Inc *	5,672	103
Backblaze Inc, Cl A *	65,040	392
Badger Meter Inc	9,248	1,962
Belden Inc	15,382	1,732
Benchmark Electronics Inc	6,423	292
Bentley Systems Inc, Cl B	22,076	1,031
Blend Labs Inc, Cl A *	55,000	232
Braze Inc, Cl A *	16,052	672
Cerence Inc *	46,420	364
Ciena Corp *	4,606	391
Clearfield Inc *	9,634	299
Clearwater Analytics Holdings Inc, Cl A *	12,992	358
Cognex Corp	25,360	909
Coherent Corp *	3,441	326
CommVault Systems Inc *	12,536	1,892
Consensus Cloud Solutions Inc *	19,290	460
Core Scientific Inc *	23,000	323
Credo Technology Group Holding Ltd *	8,753	588
Digital Turbine Inc *	59,520	101
Diodes Inc *	11,603	716
Fabrinet *	8,549	1,880
FARO Technologies Inc *	10,510	266
Grid Dynamics Holdings Inc *	12,500	278
Hackett Group Inc/The	12,655	389
Harmonic Inc, Cl A *	111,725	1,478
Immersion Corp	62,563	546
Impinj Inc *	5,245	762
Intapp Inc *	13,563	869
InterDigital Inc	3,294	638
IonQ Inc *	10,361	433
Kulicke & Soffa Industries Inc	22,424	1,046
Kyndryl Holdings Inc *	11,697	405
Littelfuse Inc	3,657	862
LiveRamp Holdings Inc *	25,634	778
Lumentum Holdings Inc *	25,568	2,146
MACOM Technology Solutions Holdings Inc *	2,830	368
Methode Electronics Inc	56,523	666
Mirion Technologies Inc, Cl A *	19,405	339
NETGEAR Inc *	31,490	878
Olo Inc, Cl A *	54,630	420

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ON24 Inc *	60,948	$394
OneSpan Inc *	42,591	790
Open Text Corp	49,004	1,388
PC Connection Inc	4,967	344
Pegasystems Inc	3,781	352
Photronics Inc *	139,834	3,294
Power Integrations Inc	17,703	1,092
Powerfleet Inc NJ *	67,490	449
Progress Software Corp	5,303	345
Q2 Holdings Inc *	21,652	2,179
Red Violet Inc *	19,171	694
Ribbon Communications Inc *	25,400	106
Rimini Street Inc *	108,171	289
Rogers Corp *	6,634	674
Rubrik Inc, Cl A *	5,200	340
SEMrush Holdings Inc, Cl A *	51,831	616
Semtech Corp *	13,260	820
Silicon Laboratories Inc *	5,192	645
Silicon Motion Technology Corp ADR	40,148	2,170
SiTime Corp *	1,997	428
SkyWater Technology Inc *	21,484	296
SolarWinds Corp	28,374	404
SoundHound AI Inc, Cl A *	19,500	387
SoundThinking Inc *	9,595	125
SPS Commerce Inc *	3,426	630
Terawulf Inc *	45,000	255
TTM Technologies Inc *	11,000	272
Turtle Beach Corp *	17,130	296
Universal Display Corp	5,806	849
Vertex Inc, Cl A *	7,700	411
Viavi Solutions Inc *	96,772	977
WM Technology Inc *	126,492	175
Yext Inc *	47,180	300

		55,595
Materials — 4.2%
Arcadium Lithium PLC *	119,994	616
Axalta Coating Systems Ltd *	18,727	641
Cabot Corp	18,749	1,712
Caledonia Mining Corp PLC	24,578	231
Chemours Co/The	47,181	797
Cleveland-Cliffs Inc *	286,907	2,697
Commercial Metals Co, Cl A	41,498	2,058
Ecovyst Inc *	36,410	278
FMC Corp	48,337	2,350
Greif Inc, Cl B	3,533	240
Ingevity Corp *	11,904	485
Innospec Inc	4,984	548
Kronos Worldwide Inc	45,960	448
Minerals Technologies Inc	9,748	743
O-I Glass Inc, Cl I *	38,751	420
Olympic Steel Inc	2,584	85
Pactiv Evergreen Inc	7,644	133
Quaker Chemical Corp	5,534	779

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ranpak Holdings Corp, Cl A *	32,970	$227
Rayonier Advanced Materials Inc *	11,289	93
Reliance Inc	4,823	1,299
Silgan Holdings Inc	10,141	528
SSR Mining Inc	150,000	1,044
SunCoke Energy Inc	28,183	302
Sylvamo Corp	24,952	1,972
Universal Stainless & Alloy Products Inc *	2,664	117

		20,843
Real Estate — 4.5%
Agree Realty Corp ‡	18,662	1,315
Alexander's Inc ‡	3,193	639
Alpine Income Property Trust Inc ‡	6,048	101
American Healthcare REIT Inc ‡	10,505	298
Armada Hoffler Properties Inc ‡	6,760	69
CBL & Associates Properties Inc ‡	6,320	186
COPT Defense Properties ‡	33,734	1,044
CTO Realty Growth Inc ‡	35,560	701
CubeSmart ‡	19,593	840
eXp World Holdings Inc	56,914	655
Farmland Partners Inc ‡	43,230	508
FirstService Corp	4,583	830
Forestar Group Inc *	18,438	478
Gladstone Commercial Corp ‡	38,653	628
Healthpeak Properties Inc ‡	–	—
Highwoods Properties Inc ‡	87,013	2,661
Landbridge Co LLC, Cl A	5,503	355
National Storage Affiliates Trust ‡	23,204	880
Newmark Group Inc, Cl A	184,215	2,360
Orion Office REIT Inc ‡	124,180	461
Postal Realty Trust Inc, Cl A ‡	11,313	148
Real Brokerage Inc/The *	27,914	128
Redfin Corp *	16,460	129
RMR Group Inc/The, Cl A	22,088	456
Ryman Hospitality Properties Inc ‡	11,778	1,229
Saul Centers Inc ‡	13,367	519
SL Green Realty Corp ‡	29,494	2,003
STAG Industrial Inc ‡	30,276	1,024
Terreno Realty Corp ‡	19,412	1,148
Universal Health Realty Income Trust ‡	8,260	307
Whitestone REIT, Cl B ‡	6,240	88

		22,188
Utilities — 1.1%
Black Hills Corp, Cl A	10,041	588
Chesapeake Utilities Corp	9,065	1,100
IDACORP Inc, Cl A	8,007	875
MDU Resources Group Inc	13,362	241
Portland General Electric Co	31,213	1,361
Pure Cycle Corp *	7,950	101
Spire Inc	7,413	503

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Talen Energy Corp *	1,972	$397

		5,166
Total Common Stock
(Cost $369,080) ($ Thousands)		484,638

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	5,722,282	5,722
Total Cash Equivalent
(Cost $5,722) ($ Thousands)		5,722
Total Investments in Securities — 99.9%
(Cost $374,802) ($ Thousands)		$490,360

Percentages are based on Net Assets of $490,977 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Small Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	32	Mar-2025	$3,711	$3,600	$(111)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,409	$48,019	$(46,706)	$—	$—	$5,722	$58	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.2%

Communication Services — 2.3%
Advantage Solutions Inc *	31,702	$93
AMC Networks Inc, Cl A *	11,200	111
Bumble Inc, Cl A *	24,692	201
Cinemark Holdings Inc *	21,582	669
Entravision Communications Corp, Cl A	16,827	39
Gray Television Inc	36,000	113
Nexstar Media Group Inc, Cl A	4,730	747
Outbrain Inc *	16,293	117
Playstudios Inc *	32,870	61
Playtika Holding Corp	35,099	244
Scholastic Corp, Cl B	10,347	221
Shutterstock Inc	8,438	256
TEGNA Inc	80,099	1,465
Telephone and Data Systems Inc	21,559	735
Yelp Inc, Cl A *	16,822	651
Ziff Davis Inc *	19,042	1,035

		6,758
Consumer Discretionary — 12.9%
Academy Sports & Outdoors Inc	14,731	847
Adient PLC *	36,577	630
ADT Inc	79,194	547
American Eagle Outfitters Inc	7,576	126
American Public Education Inc *	6,500	140
Biglari Holdings Inc, Cl B *	257	65
Bloomin' Brands Inc	168,838	2,062
Brinker International Inc *	10,064	1,331
Build-A-Bear Workshop Inc	2,889	133
Capri Holdings Ltd *	7,528	159
Carriage Services Inc, Cl A	9,515	379
Carter's Inc	12,066	654
Cheesecake Factory Inc/The	10,389	493
Chegg Inc *	49,047	79
Cricut Inc, Cl A	19,139	109
Despegar.com *	19,029	366
Dick's Sporting Goods Inc	1,353	310
Dillard's Inc, Cl A	168	73
Dorman Products Inc *	6,065	786
Genesco Inc *	4,400	188
Gentex Corp	20,827	598
G-III Apparel Group Ltd *	28,233	921
Goodyear Tire & Rubber Co/The *	141,040	1,269
Group 1 Automotive Inc	3,781	1,594
Guess? inc, Cl 3	19,470	274
H&R Block Inc	13,727	725
Hamilton Beach Brands Holding Co, Cl A	2,400	40
Harley-Davidson Inc, Cl A	11,035	333
Haverty Furniture Cos Inc	17,449	388
Installed Building Products Inc	3,250	570
Jack in the Box Inc	4,494	187
JAKKS Pacific Inc *	3,144	89
KB Home	11,647	765

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
La-Z-Boy Inc, Cl Z	30,389	$1,324
Macy's Inc	16,168	274
Mattel Inc *	34,553	613
Meritage Homes Corp	6,011	925
Modine Manufacturing Co *	7,501	870
Movado Group Inc	6,975	137
Murphy USA Inc	2,441	1,225
ODP Corp/The *	24,183	550
Perdoceo Education Corp	24,440	647
Playa Hotels & Resorts NV *	29,944	379
Polaris Inc	4,763	274
PVH Corp	4,917	520
Sally Beauty Holdings Inc *	25,912	271
Signet Jewelers Ltd	16,874	1,362
Steven Madden Ltd	13,902	591
Superior Group of Cos Inc	5,462	90
Taylor Morrison Home Corp, Cl A *	13,714	839
Travel + Leisure Co	6,947	351
Tri Pointe Homes Inc *	63,440	2,300
Upbound Group Inc	11,534	336
Urban Outfitters Inc *	61,576	3,379
Valvoline Inc *	16,146	584
Weyco Group Inc	2,384	90
Whirlpool Corp	18,115	2,074
Winnebago Industries Inc	7,310	349
YETI Holdings Inc *	5,995	231

		37,815
Consumer Staples — 3.8%
Andersons Inc/The	12,000	486
Cal-Maine Foods Inc	10,820	1,114
Central Garden & Pet Co, Cl A *	6,779	224
Dole PLC	31,637	428
Edgewell Personal Care Co	8,918	300
Energizer Holdings Inc	11,454	400
Hain Celestial Group Inc/The *	19,817	122
Herbalife Ltd *	30,627	205
Ingles Markets Inc, Cl A	11,365	732
Ingredion Inc	12,450	1,713
Lancaster Colony Corp	2,401	416
Medifast Inc *	4,438	78
MGP Ingredients Inc	3,962	156
Nature's Sunshine Products Inc *	5,531	81
Nu Skin Enterprises Inc, Cl A	21,481	148
Performance Food Group Co *	10,658	901
Pilgrim's Pride Corp *	25,933	1,177
PriceSmart Inc	5,534	510
SpartanNash Co	12,584	231
Spectrum Brands Holdings Inc	3,270	276
TreeHouse Foods Inc *	17,857	627
USANA Health Sciences Inc *	4,571	164
Village Super Market Inc, Cl A	9,796	312

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Weis Markets Inc	4,820	$327

		11,128
Energy — 8.5%
Berry Corp	23,570	97
Cactus Inc, Cl A	12,647	738
California Resources Corp	5,773	300
ChampionX Corp	31,161	847
Civitas Resources Inc	16,681	765
CNX Resources Corp *	67,739	2,484
CONSOL Energy Inc	6,486	692
Delek US Holdings Inc	118,798	2,198
DHT Holdings Inc	30,910	287
Dorian LPG Ltd	7,382	180
Expro Group Holdings NV *	28,405	354
FutureFuel Corp	8,129	43
Gulfport Energy Corp *	3,158	582
Helmerich & Payne Inc	57,045	1,827
HF Sinclair Corp	31,149	1,092
International Seaways Inc	7,374	265
Liberty Energy Inc, Cl A	50,122	997
Matador Resources Co	10,234	576
Murphy Oil Corp	18,154	549
Northern Oil & Gas Inc	16,293	605
NOV Inc	41,267	602
Par Pacific Holdings Inc *	22,991	377
Patterson-UTI Energy Inc	25,041	207
PBF Energy Inc, Cl A	50,926	1,352
Peabody Energy Corp	21,810	457
Permian Resources Corp, Cl A	68,053	979
ProPetro Holding Corp *	3,760	35
Ranger Energy Services Inc, Cl A	5,347	83
REX American Resources Corp *	4,082	170
RPC Inc	37,502	223
SandRidge Energy Inc	12,826	150
Scorpio Tankers Inc	28,756	1,429
SM Energy Co	11,443	443
Teekay Corp	27,556	191
Teekay Tankers Ltd, Cl A	9,500	378
VAALCO Energy Inc	43,000	188
Veren Inc	182,952	940
World Kinect Corp	39,829	1,096

		24,778
Financials — 28.9%
AFC Gamma Inc ‡	6,041	50
Amalgamated Financial Corp	7,854	263
Apollo Commercial Real Estate Finance Inc ‡	14,780	128
Arbor Realty Trust Inc ‡	33,173	459
Associated Banc-Corp	34,957	836
Axis Capital Holdings Ltd	7,307	648
Axos Financial Inc *	15,326	1,071

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,611	$1,089
Bank of NT Butterfield & Son Ltd/The	32,663	1,194
Bank OZK	11,992	534
BankUnited Inc	27,005	1,031
Bankwell Financial Group Inc	2,799	87
BayCom Corp	4,440	119
BCB Bancorp Inc	4,520	54
Berkshire Hills Bancorp Inc	23,709	674
Bread Financial Holdings Inc	20,965	1,280
Camden National Corp	9,902	423
Capital Bancorp Inc	2,753	78
Carlyle Secured Lending Inc	19,141	343
Carter Bankshares Inc *	9,500	167
Cathay General Bancorp	18,215	867
Central Pacific Financial Corp	24,751	719
Chimera Investment Corp ‡	26,698	374
ChoiceOne Financial Services	2,800	100
City Holding Co	4,058	481
Civista Bancshares Inc	5,871	124
CNB Financial Corp/PA	8,763	218
CNO Financial Group Inc	136,292	5,071
Columbia Banking System Inc	140,540	3,796
Comerica Inc	34,052	2,106
Community Trust Bancorp Inc	7,031	373
Crawford & Co, Cl A	5,301	61
CrossFirst Bankshares Inc *	15,268	231
Customers Bancorp Inc *	7,424	361
Diamond Hill Investment Group Inc	780	121
Employers Holdings Inc	10,999	564
Fidelis Insurance Holdings Ltd	26,269	476
Financial Institutions Inc	4,854	132
First American Financial Corp	9,950	621
First BanCorp/Puerto Rico	78,057	1,451
First Bank/Hamilton NJ	7,370	104
First Busey Corp	23,407	552
First Business Financial Services Inc	3,336	154
First Commonwealth Financial Corp	103,037	1,743
First Financial Corp/IN	9,299	430
First Horizon Corp	100,893	2,032
First Interstate BancSystem Inc, Cl A	27,783	902
FNB Corp/PA	164,399	2,430
FS KKR Capital Corp	21,405	465
Fulton Financial Corp	68,394	1,319
Genworth Financial Inc, Cl A *	278,519	1,947
Golub Capital BDC Inc	25,262	383
Great Southern Bancorp Inc	3,819	228
Guaranty Bancshares Inc/TX	2,559	89
Hamilton Insurance Group, Cl B *	16,614	316
Hancock Whitney Corp, Cl A	14,889	815
Hanmi Financial Corp	26,247	620
Hanover Insurance Group Inc/The, Cl A	6,624	1,024
Hope Bancorp Inc	41,520	510

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Independent Bank Corp	8,436	$542
Independent Bank Corp/MI	7,901	275
Invesco Mortgage Capital Inc ‡	11,380	92
Jackson Financial Inc, Cl A	58,042	5,054
James River Group Holdings Ltd	16,619	81
Ladder Capital Corp, Cl A ‡	29,559	331
Lincoln National Corp	79,398	2,518
Medallion Financial	8,000	75
MGIC Investment Corp	67,218	1,594
Midland States Bancorp Inc	8,359	204
Mr Cooper Group Inc *	6,324	607
National Bank Holdings Corp, Cl A	16,745	721
Navient Corp	29,368	390
NCR Atleos Corp *	8,083	274
New Mountain Finance Corp	18,267	206
New York Community Bancorp Inc	56,500	527
NMI Holdings Inc, Cl A *	14,076	517
Northeast Community Bancorp	4,400	108
Northrim BanCorp Inc	1,800	140
OFG Bancorp	52,906	2,239
Old National Bancorp/IN, Cl A	178,998	3,885
Orrstown Financial Services Inc	7,695	282
Pagseguro Digital Ltd, Cl A *	79,836	500
Pathward Financial Inc	9,971	734
PCB Bancorp	4,097	83
PennantPark Investment Corp	33,217	235
PennyMac Financial Services Inc	3,676	375
Peoples Bancorp Inc/OH	7,711	244
Pinnacle Financial Partners Inc	10,450	1,195
Popular Inc	8,818	829
PROG Holdings Inc	18,407	778
Radian Group Inc	19,689	625
RBB Bancorp	4,906	101
Red River Bancshares	1,929	104
Rithm Capital Corp ‡	55,064	596
Sierra Bancorp	4,509	130
Silvercrest Asset Management Group Inc, Cl A	4,511	83
SiriusPoint Ltd *	6,973	114
Sixth Street Specialty Lending Inc	18,330	390
South Plains Financial Inc	3,417	119
Starwood Property Trust Inc ‡	39,009	739
Synovus Financial Corp	14,893	763
TPG RE Finance Trust Inc ‡	10,223	87
Trustmark Corp	19,548	691
Unity Bancorp Inc	3,021	132
Universal Insurance Holdings Inc	11,024	232
Univest Financial Corp	27,210	803
Valley National Bancorp	118,555	1,074
Veritex Holdings Inc	15,933	433
Victory Capital Holdings Inc, Cl A	9,764	639
Voya Financial Inc	10,687	736
WaFd Inc	13,692	441

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Westamerica BanCorp	7,657	$402
Western Union Co/The	32,148	341
Wintrust Financial Corp	11,881	1,482
Zions Bancorp NA	54,059	2,933

		84,663
Health Care — 6.6%
Alkermes PLC *	75,874	2,182
AMN Healthcare Services Inc *	6,753	162
Avanos Medical Inc *	10,285	164
Collegium Pharmaceutical Inc *	37,835	1,084
Cross Country Healthcare Inc *	41,966	762
Encompass Health Corp	13,807	1,275
Envista Holdings Corp *	16,456	317
Exelixis Inc *	33,557	1,117
Globus Medical Inc, Cl A *	10,626	879
Halozyme Therapeutics Inc *	16,996	813
Harmony Biosciences Holdings Inc *	25,275	870
Inmode Ltd *	32,260	539
Innoviva Inc *	23,302	404
Integra LifeSciences Holdings Corp *	20,362	462
Ironwood Pharmaceuticals Inc, Cl A *	62,872	279
Jazz Pharmaceuticals PLC *	5,203	641
Lantheus Holdings Inc *	5,821	521
Option Care Health Inc *	19,187	445
OraSure Technologies Inc *	31,902	115
Organon & Co	50,180	749
Owens & Minor Inc *	31,178	407
Pacira BioSciences Inc *	19,233	362
Patterson Cos Inc	23,581	728
Pediatrix Medical Group Inc *	31,915	419
Premier Inc, Cl A	21,533	456
Prestige Consumer Healthcare Inc, Cl A *	26,777	2,091
QuidelOrtho Corp *	10,494	467
SIGA Technologies Inc	19,434	117
Tactile Systems Technology Inc *	9,500	163
Vanda Pharmaceuticals Inc *	17,148	82
Varex Imaging Corp *	8,589	125

		19,197
Industrials — 14.8%
ABM Industries Inc	32,134	1,645
ACCO Brands Corp	134,499	706
Allison Transmission Holdings Inc	11,694	1,264
American Woodmark Corp *	4,234	337
Apogee Enterprises Inc	10,305	736
ArcBest Corp	6,730	628
Astec Industries Inc	36,681	1,233
Atkore Inc	18,231	1,521
AZEK Co Inc/The, Cl A *	7,298	346
Barnes Group Inc	22,250	1,052
BlueLinx Holdings Inc *	3,291	336
Boise Cascade Co	9,593	1,140
BrightView Holdings Inc *	17,919	287

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
BWX Technologies Inc	1,059	$118
CACI International Inc, Cl A *	2,253	910
Clean Harbors Inc *	4,387	1,010
Commercial Vehicle Group Inc *	19,327	48
Conduent Inc *	63,000	255
CoreCivic Inc *‡	6,964	151
Costamare Inc	20,025	257
CSG Systems International Inc	7,910	404
Deluxe Corp	25,211	570
Enerpac Tool Group Corp, Cl A	13,902	571
Ennis Inc	12,533	264
Enpro Inc	5,832	1,006
Enviri Corp *	41,889	323
ExlService Holdings Inc *	16,328	725
Fluor Corp *	6,404	316
Gates Industrial Corp PLC *	91,403	1,880
Greenbrier Cos Inc/The	3,359	205
Griffon Corp	7,429	529
Heidrick & Struggles International Inc	7,527	334
Hexcel Corp, Cl A	8,921	559
Huron Consulting Group Inc *	9,725	1,208
Hyster-Yale Inc	4,696	239
Interface Inc, Cl A	29,006	706
ITT Inc	7,547	1,078
Kelly Services Inc, Cl A	25,145	351
Kennametal Inc	9,627	231
Korn Ferry	11,089	748
ManpowerGroup Inc	3,799	219
MillerKnoll Inc	2,992	68
Moog Inc, Cl A	1,548	305
MRC Global Inc *	24,540	314
Mueller Industries Inc	12,335	979
Oshkosh Corp	8,292	788
Pangaea Logistics Solutions Ltd	13,000	70
Park-Ohio Holdings Corp	5,733	151
Primoris Services Corp	8,415	643
Regal Rexnord Corp	4,204	652
Resideo Technologies Inc *	58,889	1,357
Resources Connection Inc	14,890	127
Rush Enterprises Inc, Cl A	7,490	410
Ryder System Inc	9,946	1,560
Safe Bulkers Inc	28,781	103
Sensata Technologies Holding PLC	16,239	445
SkyWest Inc *	18,260	1,828
Standex International Corp	5,802	1,085
Steelcase Inc, Cl A	39,342	465
Sun Country Airlines Holdings Inc *	9,000	131
Terex Corp	30,251	1,398
Timken Co/The	7,513	536
Titan International Inc *	20,295	138
Tutor Perini Corp *	14,384	348
Valmont Industries Inc	2,770	850
Wabash National Corp	39,195	671

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
WESCO International Inc	7,506	$1,358

		43,226
Information Technology — 6.9%
Amkor Technology Inc	31,926	820
Avnet Inc	14,542	761
Belden Inc	3,360	378
Cirrus Logic Inc *	6,373	635
Clearfield Inc *	6,550	203
Diodes Inc *	7,888	486
Harmonic Inc, Cl A *	84,567	1,119
Kimball Electronics Inc *	10,320	193
Lumentum Holdings Inc *	16,421	1,379
NetScout Systems Inc *	7,694	167
Open Text Corp	32,221	912
Photronics Inc *	137,549	3,241
Rimini Street Inc *	11,454	31
Rogers Corp *	5,162	524
Sanmina Corp *	37,096	2,807
ScanSource Inc *	17,907	850
Silicon Laboratories Inc *	4,038	502
Silicon Motion Technology Corp ADR	27,293	1,475
TD SYNNEX Corp	4,529	531
TTM Technologies Inc *	47,620	1,179
Unisys Corp *	28,178	178
Verint Systems Inc *	6,500	178
Viavi Solutions Inc *	72,629	734
Vontier Corp	12,256	447
Xerox Holdings Corp	49,283	415

		20,145
Materials — 5.8%
AdvanSix Inc	14,341	409
Alpha Metallurgical Resources Inc	3,466	694
Arcadium Lithium PLC *	93,364	479
Axalta Coating Systems Ltd *	14,572	499
Berry Global Group Inc	8,601	556
Cabot Corp	7,682	701
Chemours Co/The	32,074	542
Cleveland-Cliffs Inc *	193,921	1,823
Commercial Metals Co, Cl A	48,910	2,426
Ecovyst Inc *	24,752	189
FMC Corp	33,009	1,605
Glatfelter Corp *	2,616	47
Greif Inc, Cl A	12,961	792
Ingevity Corp *	13,631	555
Innospec Inc	3,875	426
Koppers Holdings Inc	12,002	389
LSB Industries Inc *	23,649	179
Mativ Holdings Inc	20,311	221
Metallus Inc *	13,000	184
Minerals Technologies Inc	1,133	86
O-I Glass Inc, Cl I *	59,894	649
Rayonier Advanced Materials Inc *	27,135	224

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ryerson Holding Corp	11,228	$208
Silgan Holdings Inc	14,900	776
SSR Mining Inc	16,036	112
SunCoke Energy Inc	60,195	644
Sylvamo Corp	7,378	583
Valhi Inc	1,055	25
Warrior Met Coal Inc	17,112	928

		16,951
Real Estate — 6.1%
Agree Realty Corp ‡	14,250	1,004
American Assets Trust Inc ‡	23,321	612
Apple Hospitality REIT Inc ‡	24,750	380
Brandywine Realty Trust ‡	31,428	176
Brixmor Property Group Inc ‡	14,731	410
Chatham Lodging Trust ‡	18,359	164
COPT Defense Properties ‡	26,285	814
Cousins Properties Inc ‡	19,528	598
Cushman & Wakefield PLC *	14,667	192
DiamondRock Hospitality Co ‡	82,866	748
EPR Properties, Cl A ‡	11,822	523
Forestar Group Inc *	7,100	184
Highwoods Properties Inc ‡	76,145	2,329
Kilroy Realty Corp ‡	14,038	568
Kite Realty Group Trust ‡	18,217	460
National Storage Affiliates Trust ‡	18,077	685
NET Lease Office Properties ‡	6,232	195
Newmark Group Inc, Cl A	81,294	1,041
Orion Office REIT Inc ‡	26,669	99
Outfront Media Inc ‡	21,427	380
Paramount Group Inc ‡	15,000	74
Park Hotels & Resorts Inc ‡	30,843	434
Pebblebrook Hotel Trust ‡	47,282	641
Piedmont Office Realty Trust Inc, Cl A ‡	24,133	221

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
RLJ Lodging Trust ‡	106,783	$1,090
Sabra Health Care REIT Inc ‡	43,811	759
Service Properties Trust ‡	26,934	68
SITE Centers Corp ‡	18,700	286
STAG Industrial Inc ‡	23,592	798
Summit Hotel Properties Inc ‡	4,100	28
Sunstone Hotel Investors Inc ‡	85,603	1,014
Uniti Group Inc ‡	65,482	360
Xenia Hotels & Resorts Inc ‡	43,163	641

		17,976
Utilities — 1.6%
Black Hills Corp, Cl A	7,810	457
Genie Energy Ltd, Cl B	7,319	114
Hawaiian Electric Industries Inc *	12,500	122
IDACORP Inc, Cl A	6,235	681
National Fuel Gas Co	13,023	790
Northwest Natural Holding Co	1,103	44
Portland General Electric Co	23,602	1,029
Southwest Gas Holdings Inc	3,200	226
Spire Inc	5,761	391
UGI Corp	30,988	875

		4,729
Total Common Stock
(Cost $222,247) ($ Thousands)		287,366

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	4,605,518	4,606
Total Cash Equivalent
(Cost $4,606) ($ Thousands)		4,606
Total Investments in Securities — 99.8%
(Cost $226,853) ($ Thousands)		$291,972

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	28	Mar-2025	$3,290	$3,149	$(141)

Percentages are based on Net Assets of $292,596 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Small Cap Value Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,908	$15,522	$(14,824)	$—	$—	$4,606	$47	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.7%

Communication Services — 2.0%
AST SpaceMobile Inc, Cl A *	11,388	$240
Bandwidth Inc, Cl A *	17,074	291
Cinemark Holdings Inc *	40,526	1,255
Grindr Inc *	30,506	544
iHeartMedia Inc *	86,581	171
IMAX Corp *	44,926	1,150
Magnite Inc *	29,396	468
Marcus Corp/The	29,466	634
MediaAlpha Inc, Cl A *	31,855	360
QuinStreet Inc *	29,578	682

		5,795
Consumer Discretionary — 14.5%
Abercrombie & Fitch Co, Cl A *	17,139	2,562
Adtalem Global Education Inc *	24,618	2,237
Amer Sports Inc *	31,955	894
Brinker International Inc *	10,910	1,443
Cava Group Inc *	7,325	826
Century Communities Inc	5,731	421
Dorman Products Inc *	9,034	1,170
Dutch Bros Inc, Cl A *	33,223	1,740
Etsy Inc *	17,911	947
Floor & Decor Holdings Inc, Cl A *	12,464	1,243
Frontdoor Inc *	11,182	611
Funko Inc, Cl A *	41,208	552
G-III Apparel Group Ltd *	19,588	639
KB Home	24,315	1,598
Kontoor Brands Inc	22,492	1,921
La-Z-Boy Inc, Cl Z	12,000	523
M/I Homes Inc *	5,052	672
Meritage Homes Corp	2,511	386
Modine Manufacturing Co *	23,958	2,778
Monarch Casino & Resort Inc	6,500	513
Newell Brands Inc, Cl B	51,910	517
Ollie's Bargain Outlet Holdings Inc *	6,200	680
Peloton Interactive Inc, Cl A *	54,284	472
Pool Corp	3,209	1,094
RealReal Inc/The *	77,612	848
Revolve Group Inc, Cl A *	80,991	2,712
RH *	1,478	582
Rush Street Interactive Inc *	39,019	535
Stride Inc *	17,417	1,810
Sweetgreen Inc, Cl A *	16,488	529
Taylor Morrison Home Corp, Cl A *	24,235	1,483
TopBuild Corp *	2,178	678
TRI Pointe Homes Inc *	22,073	800
Upbound Group Inc	15,317	447
Urban Outfitters Inc *	24,361	1,337
Warby Parker, Cl A *	66,995	1,622
Wolverine World Wide Inc	53,325	1,184
Wyndham Hotels & Resorts Inc	6,714	677

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
YETI Holdings Inc *	26,650	$1,026

		42,709
Consumer Staples — 4.6%
BellRing Brands Inc *	43,249	3,258
elf Beauty Inc *	10,846	1,362
Mission Produce Inc *	29,451	423
Natural Grocers by Vitamin Cottage Inc	5,491	218
Pilgrim's Pride Corp *	7,028	319
PriceSmart Inc	1,000	92
Primo Brands Corp	44,806	1,379
Sprouts Farmers Market Inc *	31,729	4,032
Turning Point Brands Inc	16,785	1,009
United Natural Foods Inc *	15,173	414
Vital Farms Inc *	27,453	1,035

		13,541
Energy — 3.3%
Archrock Inc	57,338	1,427
CNX Resources Corp *	31,091	1,140
CONSOL Energy Inc	4,043	431
Crescent Energy, Cl A	40,759	596
DT Midstream Inc	7,271	723
Golar LNG Ltd	10,152	430
Kodiak Gas Services Inc	18,341	749
Matador Resources Co	9,086	511
Oceaneering International Inc, Cl A *	5,088	133
ProPetro Holding Corp *	68,000	634
SFL Corp Ltd, Cl B	48,063	491
Solaris Energy Infrastructure Inc, Cl A	23,815	685
Texas Pacific Land Corp	251	278
Viper Energy Inc, Cl A	10,543	517
Weatherford International PLC	13,493	967

		9,712
Financials — 15.2%
1st Source Corp	7,902	461
Amalgamated Financial Corp	3,047	102
Associated Banc-Corp	20,800	497
Banco Latinoamericano de Comercio Exterior SA, Cl E	8,000	285
Bancorp Inc/The *	15,678	825
Banner Corp	5,530	369
Berkshire Hills Bancorp Inc	13,000	370
BGC Group Inc, Cl A	49,522	449
Brightsphere Investment Group Inc	11,600	306
Cadence Bank	9,662	333
Camden National Corp	6,945	297
Central Pacific Financial Corp	17,244	501
CNO Financial Group Inc	14,809	551
Coastal Financial Corp/WA *	6,647	564
Community Trust Bancorp Inc	7,724	410
ConnectOne Bancorp Inc	18,368	421
Dave Inc *	3,887	338
Enova International Inc *	22,423	2,150

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Evercore Inc, Cl A	1,392	$386
Fidelis Insurance Holdings Ltd	21,618	392
First Financial Bancorp	20,422	549
Fulton Financial Corp	26,993	520
Goosehead Insurance Inc, Cl A *	18,354	1,968
Great Southern Bancorp Inc	4,300	257
Hamilton Lane Inc, Cl A	11,104	1,644
Horace Mann Educators Corp, Cl A	12,900	506
Houlihan Lokey Inc, Cl A	5,737	996
Jackson Financial Inc, Cl A	1,987	173
Jefferies Financial Group Inc	6,754	530
Kinsale Capital Group Inc	1,940	902
Lemonade Inc *	22,917	841
LendingClub Corp *	23,400	379
MarketAxess Holdings Inc	3,996	903
Morningstar Inc, Cl A	4,510	1,519
Mr Cooper Group Inc *	29,771	2,858
National Bank Holdings Corp, Cl A	8,000	344
NBT Bancorp Inc	16,036	766
Nicolet Bankshares Inc	4,129	433
NMI Holdings Inc, Cl A *	13,450	494
Orrstown Financial Services Inc	4,300	157
Palomar Holdings Inc, Cl A *	940	99
Pathward Financial Inc	16,945	1,247
Paymentus Holdings Inc, Cl A *	10,000	327
Payoneer Global Inc *	30,876	310
Pinnacle Financial Partners Inc	3,000	343
Piper Sandler Cos	5,517	1,655
PJT Partners Inc, Cl A	2,935	463
PROG Holdings Inc	30,140	1,274
QCR Holdings Inc	13,851	1,117
ServisFirst Bancshares Inc	19,648	1,665
Sezzle Inc *	1,461	374
Shift4 Payments Inc, Cl A *	4,945	513
Simmons First National Corp, Cl A	18,142	402
Skyward Specialty Insurance Group Inc *	10,132	512
StepStone Group Inc, Cl A	7,539	436
Stifel Financial Corp	3,648	387
Synovus Financial Corp	9,521	488
Texas Capital Bancshares Inc *	4,792	375
Tompkins Financial Corp	2,617	177
Trustmark Corp	8,134	288
UMB Financial Corp	25,539	2,882
Univest Financial Corp	14,400	425
Upstart Holdings Inc *	8,392	517
Victory Capital Holdings Inc, Cl A	17,909	1,172
Virtu Financial Inc, Cl A	13,490	481
WisdomTree Inc	37,441	393

		45,068
Health Care — 16.4%
Adaptive Biotechnologies Corp *	51,136	307
Addus HomeCare Corp *	3,776	473
ADMA Biologics Inc *	69,613	1,194

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Align Technology Inc *	3,165	$660
Amneal Pharmaceuticals Inc *	73,475	582
ANI Pharmaceuticals Inc *	7,225	399
Annexon Inc *	13,422	69
Arcellx Inc *	11,960	917
Arcutis Biotherapeutics Inc *	59,827	833
Ardelyx Inc *	84,238	427
ARS Pharmaceuticals Inc *	11,088	117
Aveanna Healthcare Holdings Inc *	22,909	105
Axogen Inc *	14,216	234
Bio-Techne Corp	22,287	1,605
Bioventus Inc, Cl A *	16,131	169
Blueprint Medicines Corp *	16,423	1,432
CareDx Inc *	32,791	702
Catalyst Pharmaceuticals Inc *	58,979	1,231
Charles River Laboratories International Inc *	5,629	1,039
Codexis Inc *	35,000	167
Collegium Pharmaceutical Inc *	15,700	450
Corcept Therapeutics Inc *	28,347	1,428
CorVel Corp *	3,108	346
Crinetics Pharmaceuticals Inc *	6,052	309
Day One Biopharmaceuticals Inc *	40,891	518
Doximity Inc, Cl A *	13,766	735
Edgewise Therapeutics Inc *	16,048	429
Ensign Group Inc/The	4,606	612
Exelixis Inc *	26,000	866
GeneDx Holdings Corp, Cl A *	7,954	611
Glaukos Corp *	6,204	930
Halozyme Therapeutics Inc *	11,900	569
Harrow Inc *	17,987	604
HealthEquity Inc *	16,444	1,578
Hims & Hers Health Inc *	62,054	1,501
ICU Medical Inc *	6,748	1,047
Insmed Inc *	10,282	710
iTeos Therapeutics Inc *	15,338	118
Janux Therapeutics Inc *	7,100	380
Krystal Biotech Inc *	3,268	512
Lantheus Holdings Inc *	10,262	918
LeMaitre Vascular Inc	20,997	1,935
Ligand Pharmaceuticals Inc *	6,369	682
LivaNova PLC *	10,243	474
Lyell Immunopharma Inc *	152,069	97
Madrigal Pharmaceuticals Inc *	675	208
Medpace Holdings Inc *	6,619	2,199
Merit Medical Systems Inc *	10,663	1,031
Mirum Pharmaceuticals Inc *	12,403	513
Monte Rosa Therapeutics Inc *	21,254	148
NeoGenomics Inc *	34,310	565
Novocure Ltd *	20,764	619
Nurix Therapeutics Inc *	14,621	276
Nuvation Bio Inc *	73,343	195
Omnicell Inc *	14,000	623

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ORIC Pharmaceuticals Inc *	18,349	$148
Pennant Group Inc/The *	14,136	375
Phathom Pharmaceuticals Inc *	18,000	146
Phibro Animal Health Corp, Cl A	12,500	263
Premier Inc, Cl A	26,943	571
PROCEPT BioRobotics Corp *	7,518	605
Progyny Inc *	54,845	946
RadNet Inc *	8,712	609
Relay Therapeutics Inc *	24,557	101
Repligen Corp *	6,998	1,007
Rhythm Pharmaceuticals Inc *	9,930	556
Scholar Rock Holding Corp *	20,153	871
Tarsus Pharmaceuticals Inc *	21,608	1,196
TG Therapeutics Inc *	33,143	998
Twist Bioscience Corp *	7,723	359
UFP Technologies Inc *	1,691	414
Veracyte Inc *	20,400	808
WaVe Life Sciences Ltd *	31,209	386
Waystar Holding Corp *	15,003	551
XOMA Royalty Corp *	3,800	100

		48,408
Industrials — 19.2%
AAON Inc	9,521	1,120
Acuity Brands Inc	1,893	553
Alaska Air Group Inc *	18,087	1,171
Allison Transmission Holdings Inc	7,850	848
American Superconductor Corp *	15,380	379
Apogee Enterprises Inc	9,573	684
Applied Industrial Technologies Inc, Cl A	6,795	1,627
Archer Aviation Inc, Cl A *	36,000	351
Argan Inc	13,496	1,850
Aris Water Solutions Inc, Cl A	34,918	836
Armstrong World Industries Inc	4,013	567
Atmus Filtration Technologies Inc	23,694	928
AZZ Inc	9,410	771
Blue Bird Corp *	9,670	374
Booz Allen Hamilton Holding Corp, Cl A	8,735	1,124
Brady Corp, Cl A	7,166	529
BWX Technologies Inc	5,076	565
Comfort Systems USA Inc	1,453	616
Construction Partners Inc, Cl A *	12,544	1,110
Core & Main Inc, Cl A *	19,812	1,009
CSW Industrials Inc	1,528	539
Curtiss-Wright Corp	1,920	681
Deluxe Corp	22,800	515
Dycom Industries Inc *	7,125	1,240
EVERUS CONSTRUCTION GROUP *	5,962	392
ExlService Holdings Inc *	115,561	5,129
FTAI Aviation Ltd	13,557	1,953
GATX Corp	4,105	636
Generac Holdings Inc *	8,709	1,350
Graham Corp, Cl A *	4,924	219
Great Lakes Dredge & Dock Corp *	31,095	351

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Greenbrier Cos Inc/The	19,243	$1,174
Griffon Corp	9,076	647
Heidrick & Struggles International Inc	13,755	609
Herc Holdings Inc	2,608	494
Huron Consulting Group Inc *	6,268	779
IES Holdings Inc *	1,660	334
Interface Inc, Cl A	26,909	655
Korn Ferry	3,025	204
Kratos Defense & Security Solutions Inc *	25,106	662
Leonardo DRS Inc *	16,600	536
Matson Inc	5,752	776
Moog Inc, Cl A	4,985	981
Mueller Industries Inc	4,198	333
Mueller Water Products Inc, Cl A	58,779	1,323
NuScale Power Corp *	24,496	439
Parsons Corp *	19,845	1,831
Paycom Software Inc	8,626	1,768
Powell Industries Inc	1,593	353
Primoris Services Corp	16,024	1,224
Redwire Corp *	23,500	387
REV Group Inc	13,356	426
Rocket Lab USA Inc *	33,293	848
Rush Enterprises Inc, Cl A	20,241	1,109
Safe Bulkers Inc	22,582	81
SkyWest Inc *	17,141	1,716
SPX Technologies Inc *	2,068	301
Sterling Infrastructure Inc *	10,668	1,797
Tecnoglass Inc	9,504	754
Tetra Tech Inc	18,250	727
Trex Co Inc *	8,265	571
Trinity Industries Inc	15,852	556
Tutor Perini Corp *	22,776	551
WillScot Holdings Corp, Cl A *	18,058	604
Xometry Inc, Cl A *	12,464	532
Zurn Elkay Water Solutions	17,116	638

		56,737
Information Technology — 17.4%
ACI Worldwide Inc *	44,467	2,308
ACM Research Inc, Cl A *	22,170	335
Alkami Technology Inc *	18,460	677
Appfolio Inc, Cl A *	2,246	554
Applied Digital Corp *	72,608	555
Applied Optoelectronics Inc *	13,357	492
Asana Inc, Cl A *	21,887	444
AvePoint Inc *	41,227	681
Badger Meter Inc	9,061	1,922
Belden Inc	16,588	1,868
Benchmark Electronics Inc	9,591	435
Bentley Systems Inc, Cl B	27,231	1,272
Blend Labs Inc, Cl A *	61,402	259
Braze Inc, Cl A *	9,014	378
CCC Intelligent Solutions Holdings Inc *	116,289	1,364
Ciena Corp *	8,277	702

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clearwater Analytics Holdings Inc, Cl A *	22,771	$627
Coherent Corp *	6,623	627
CommVault Systems *	15,443	2,331
Core Scientific Inc *	41,347	581
Credo Technology Group Holding Ltd *	15,981	1,074
DXC Technology Co *	29,265	585
Dynatrace Inc *	28,483	1,548
Entegris Inc	10,317	1,022
Fabrinet *	8,254	1,815
Globant SA *	11,476	2,461
Grid Dynamics Holdings Inc *	53,500	1,190
Impinj Inc *	6,204	901
Insight Enterprises Inc *	5,288	804
Intapp Inc *	23,008	1,475
InterDigital Inc	7,181	1,391
IonQ Inc *	18,825	786
Itron Inc *	4,912	533
Kyndryl Holdings Inc *	22,600	782
LiveRamp Holdings Inc *	31,812	966
Lumentum Holdings Inc *	8,784	737
MACOM Technology Solutions Holdings Inc *	5,282	686
Mirion Technologies Inc, Cl A *	37,802	660
OneSpan Inc *	29,303	543
Onto Innovation Inc *	2,174	362
OSI Systems Inc *	3,773	632
Pegasystems Inc	6,570	612
Powerfleet Inc NJ *	39,761	265
Progress Software Corp	9,693	632
Pure Storage Inc, Cl A *	13,439	826
Q2 Holdings Inc *	18,270	1,839
Qualys Inc *	3,640	510
Rambus Inc *	15,406	814
Rubrik Inc, Cl A *	9,600	627
Semtech Corp *	23,238	1,437
SiTime Corp *	4,014	861
SoundHound AI Inc, Cl A *	29,902	593
SPS Commerce Inc *	2,712	499
Tenable Holdings Inc *	8,994	354
Terawulf Inc *	72,894	413
TTM Technologies Inc *	48,353	1,197
Vertex Inc, Cl A *	13,500	720

		51,564
Materials — 2.2%
Avient Corp	10,500	429
Balchem Corp	3,310	540
Carpenter Technology Corp	3,552	603
Coeur Mining Inc *	81,000	463
Minerals Technologies Inc	7,943	605
Rayonier Advanced Materials Inc *	17,879	147
Sealed Air Corp	15,606	528
Sensient Technologies Corp	8,068	575
SSR Mining Inc	101,000	703
Sylvamo Corp	17,815	1,408

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Worthington Steel	16,140	$514

		6,515
Real Estate — 2.8%
Acadia Realty Trust ‡	27,490	664
American Healthcare REIT Inc ‡	17,742	504
CareTrust REIT Inc ‡	20,641	558
COPT Defense Properties ‡	18,928	586
Essential Properties Realty Trust Inc ‡	20,051	627
Getty Realty Corp ‡	15,777	475
InvenTrust Properties Corp ‡	17,095	515
Landbridge Co LLC, Cl A	10,459	676
Newmark Group Inc, Cl A	58,291	747
Real Brokerage Inc/The *	18,000	83
Sabra Health Care REIT Inc ‡	30,177	523
SL Green Realty Corp ‡	19,876	1,350
Terreno Realty Corp ‡	6,997	414
Veris Residential Inc ‡	34,098	567

		8,289
Utilities — 1.1%
Black Hills Corp, Cl A	9,707	568
MDU Resources Group Inc	23,851	430
Middlesex Water Co	9,321	491
New Jersey Resources Corp	9,860	460
Otter Tail Corp	6,163	455
Talen Energy Corp *	3,808	767

		3,171
Total Common Stock
(Cost $235,263) ($ Thousands)		291,509

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	3,792,711	3,793
Total Cash Equivalent
(Cost $3,793) ($ Thousands)		3,793
Total Investments in Securities — 100.0%
(Cost $239,056) ($ Thousands)		$295,302

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Small Cap Growth Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	27	Mar-2025	$3,180	$3,037	$(143)

Percentages are based on Net Assets of $295,446 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,594	$21,758	$(21,559)	$—	$—	$3,793	$45	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.3%

Communication Services — 2.1%
Advantage Solutions Inc *	54,054	$158
Bumble Inc, Cl A *	120,134	978
Cinemark Holdings Inc *	79,989	2,478
Cogent Communications Holdings Inc	12,431	958
Electronic Arts Inc	2,290	335
Entravision Communications Corp, Cl A	140,000	329
EverQuote Inc, Cl A *	10,646	213
Gray Television Inc	93,714	295
IAC Inc *	3,105	134
iHeartMedia Inc *	87,337	173
Interpublic Group of Cos Inc/The	24,754	694
Match Group Inc *	1,449	47
MediaAlpha Inc, Cl A *	125	1
Nexstar Media Group Inc, Cl A	10,898	1,722
Outbrain Inc *	42,919	308
Playstudios Inc *	304,593	567
QuinStreet Inc *	40,619	937
Take-Two Interactive Software Inc, Cl A *	3,431	632
TEGNA Inc	26,817	490
Telephone and Data Systems Inc	29,477	1,005
TKO Group Holdings Inc, Cl A *	4,468	635
Ziff Davis Inc *	38,008	2,065

		15,154
Consumer Discretionary — 10.8%
Abercrombie & Fitch Co, Cl A *	18,064	2,700
Adient PLC *	63,673	1,097
Adtalem Global Education Inc *	10,912	991
American Eagle Outfitters Inc	12,590	210
American Public Education Inc *	13,996	302
Asbury Automotive Group Inc *	3,907	949
AutoNation Inc *	1,730	294
Bloomin' Brands Inc	202,016	2,467
Bright Horizons Family Solutions Inc *	1,538	170
Brinker International Inc *	35,604	4,710
Burlington Stores Inc *	12,800	3,649
Carter's Inc	13,757	745
Carvana Co, Cl A *	1	—
Chegg Inc *	304,101	490
Cricut Inc, Cl A	34,092	194
Dave & Buster's Entertainment Inc *	30,440	889
Deckers Outdoor Corp *	5,964	1,211
Dorman Products Inc *	5,097	660
Duolingo Inc, Cl A *	735	238
Etsy Inc *	6,503	344
G-III Apparel Group Ltd *	21,132	689
Goodyear Tire & Rubber Co/The *	154,050	1,386
Group 1 Automotive Inc	4,472	1,885
Haverty Furniture Cos Inc	17,831	397
JAKKS Pacific Inc *	8,206	231
KB Home	22,517	1,480
LCI Industries	4,762	492

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lithia Motors Inc, Cl A	4,339	$1,551
LKQ Corp	20,955	770
M/I Homes Inc *	2,769	368
Meritage Homes Corp	1,112	171
Modine Manufacturing Co *	46,574	5,399
Movado Group Inc	10,204	201
Murphy USA Inc	4,635	2,326
ODP Corp/The *	14,475	329
Ollie's Bargain Outlet Holdings Inc *	19,447	2,134
OneSpaWorld Holdings Ltd	24,468	487
Perdoceo Education Corp	25,338	671
PlayAGS Inc *	34,259	395
Pool Corp	13,752	4,689
Signet Jewelers Ltd	13,227	1,068
Skechers USA Inc, Cl A *	19,536	1,314
Standard Motor Products Inc	15,126	469
Stride Inc *	33,365	3,468
Super Group SGHC Ltd	152,999	953
Taylor Morrison Home Corp, Cl A *	57,932	3,546
Tri Pointe Homes Inc *	63,215	2,292
Universal Technical Institute Inc *	34,770	894
Urban Outfitters Inc *	133,865	7,346
Vail Resorts Inc	7,682	1,440
Whirlpool Corp	45,404	5,198
Williams-Sonoma Inc	3,405	631
Winmark Corp	1,329	522

		77,502
Consumer Staples — 5.3%
BellRing Brands Inc *	10,378	782
BJ's Wholesale Club Holdings Inc *	8,074	721
Cal-Maine Foods Inc	15,659	1,612
Casey's General Stores Inc	3,155	1,250
Central Garden & Pet Co, Cl A *	19,370	640
Church & Dwight Co Inc	10,549	1,105
Coca-Cola Consolidated Inc	2,109	2,657
Darling Ingredients Inc *	16,819	567
elf Beauty Inc *	1,266	159
Fresh Del Monte Produce Inc	22,329	741
Freshpet Inc *	6,858	1,016
Honest Co Inc/The *	174,887	1,212
Ingles Markets Inc, Cl A	6,621	427
Ingredion Inc	10,592	1,457
J & J Snack Foods Corp	7,030	1,091
John B Sanfilippo & Son Inc	5,357	467
Kroger Co/The	6,156	376
Medifast Inc *	44,848	790
Mission Produce Inc *	30,000	431
Nu Skin Enterprises Inc, Cl A	145,169	1,000
Performance Food Group Co *	5,000	423
Pilgrim's Pride Corp *	89,538	4,064
PriceSmart Inc	12,015	1,107
Primo Brands Corp	86,629	2,666
Reynolds Consumer Products Inc	12,000	324

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Seneca Foods Corp, Cl A *	315	$25
SpartanNash Co	8,000	146
Spectrum Brands Holdings Inc	18,071	1,527
Sprouts Farmers Market Inc *	29,819	3,789
Turning Point Brands Inc	4,194	252
Universal Corp/VA	18,077	991
US Foods Holding Corp *	10,313	696
USANA Health Sciences Inc *	4,731	170
Village Super Market Inc, Cl A	16,517	527
Vital Farms Inc *	34,133	1,286
Weis Markets Inc	25,532	1,729

		38,223
Energy — 4.2%
Archrock Inc	23,010	573
Berry Corp	48,193	199
ChampionX Corp	14,821	403
CNX Resources Corp *	105,025	3,851
Coterra Energy Inc	69,602	1,778
Delek US Holdings Inc	314,513	5,818
DHT Holdings Inc	83,305	774
Diamondback Energy Inc, Cl A	9,885	1,619
DT Midstream Inc	11,225	1,116
Exxon Mobil Corp	5,528	595
Golar LNG Ltd	5,175	219
Gulfport Energy Corp *	5,424	999
Helmerich & Payne Inc	51,786	1,658
HF Sinclair Corp	40,000	1,402
International Seaways Inc	20,216	726
Marathon Petroleum Corp	7,296	1,018
Natural Gas Services Group Inc *	11,628	312
Par Pacific Holdings Inc *	34,622	567
PBF Energy Inc, Cl A	44,326	1,177
ProPetro Holding Corp *	26,510	247
Ranger Energy Services Inc, Cl A	17,482	271
RPC Inc	42,190	251
Scorpio Tankers Inc	10,417	518
TechnipFMC PLC	14,605	423
Teekay Corp	107,083	742
Teekay Tankers Ltd, Cl A	19,615	780
Viper Energy Inc, Cl A	24,528	1,204
World Kinect Corp	28,597	787

		30,027
Financials — 23.7%
1st Source Corp	7,047	411
AFC Gamma Inc ‡	51,867	432
Allstate Corp/The	990	191
American Financial Group Inc/OH	13,674	1,872
Ameriprise Financial Inc	3,692	1,966
Arch Capital Group Ltd	10,008	924
Axos Financial Inc *	48,113	3,361
Banc of California Inc	23,591	365

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Banco Latinoamericano de Comercio Exterior SA, Cl E	49,383	$1,757
Bancorp Inc/The *	4,263	224
Bank of NT Butterfield & Son Ltd/The	10,000	365
Bank OZK	31,830	1,417
BankUnited Inc	12,225	467
BCB Bancorp Inc	30,233	358
BGC Group Inc, Cl A	283,652	2,570
Bread Financial Holdings Inc	28,428	1,736
Camden National Corp	13,080	559
Capital City Bank Group Inc	9,652	354
Carter Bankshares Inc *	24,999	440
Central Pacific Financial Corp	24,027	698
City Holding Co	1,207	143
Civista Bancshares Inc	27,268	574
CNB Financial Corp/PA	17,591	437
CNO Financial Group Inc	289,034	10,755
Columbia Banking System Inc	298,476	8,062
Comerica Inc	58,983	3,648
Community Trust Bancorp Inc	21,646	1,148
Customers Bancorp Inc *	12,467	607
Diamond Hill Investment Group Inc	2,001	310
Donegal Group Inc, Cl A	10,385	161
Donnelley Financial Solutions Inc *	28,338	1,778
Eagle Bancorp Inc	21,162	551
Eastern Bankshares Inc	10,477	181
Employers Holdings Inc	17,888	916
Enact Holdings Inc	7,491	243
Enova International Inc *	9,200	882
Enstar Group Ltd *	314	101
Essent Group Ltd	12,397	675
Euronet Worldwide Inc *	12,456	1,281
Everest Group Ltd	6,060	2,196
EVERTEC Inc	53,668	1,853
Fidelis Insurance Holdings Ltd	9,801	178
Financial Institutions Inc	80,765	2,204
First American Financial Corp	3,200	200
First Citizens BancShares Inc/NC, Cl A	599	1,266
First Commonwealth Financial Corp	316,920	5,362
First Community Bankshares Inc	66,479	2,768
First Internet Bancorp	37,406	1,346
First Interstate BancSystem Inc, Cl A	51,000	1,656
First Merchants Corp	43,616	1,740
FirstCash Holdings Inc	1,360	141
FNB Corp/PA	494,669	7,311
GCM Grosvenor Inc, Cl A	96,465	1,184
Genworth Financial Inc, Cl A *	191,151	1,336
Global Payments Inc	1,009	113
Great Southern Bancorp Inc	12,053	720
Green Dot Corp, Cl A *	44,680	475
Hamilton Lane Inc, Cl A	9,000	1,332
Hanmi Financial Corp	19,000	449
Hanover Insurance Group Inc/The, Cl A	23,182	3,585

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Heritage Insurance Holdings Inc *	27,737	$336
HomeTrust Bancshares Inc	4,975	168
Horace Mann Educators Corp, Cl A	27,443	1,077
Independent Bank Corp/MI	12,857	448
Jackson Financial Inc, Cl A	116,814	10,172
James River Group Holdings Ltd	21,597	105
KeyCorp	39,921	684
Kinsale Capital Group Inc	7,212	3,354
Lemonade Inc *	4,059	149
LendingClub Corp *	32,672	529
Lincoln National Corp	211,067	6,693
MarketAxess Holdings Inc	3,984	901
Merchants Bancorp/IN	43,360	1,581
Mercury General Corp	11,638	774
Mid Penn Bancorp Inc	14,339	413
Midland States Bancorp Inc	34,338	838
MidWestOne Financial Group Inc	30,180	879
Moneylion Inc *	6,619	569
Mr Cooper Group Inc *	20,000	1,920
New York Community Bancorp Inc	115,488	1,077
NMI Holdings Inc, Cl A *	16,031	589
OceanFirst Financial Corp	13,623	247
OFG Bancorp	133,441	5,647
Old National Bancorp/IN, Cl A	232,633	5,049
Orrstown Financial Services Inc	11,000	403
Oscar Health Inc, Cl A *	20,909	281
Pacific Premier Bancorp Inc	53,049	1,322
Pagseguro Digital Ltd, Cl A *	95,402	597
Palomar Holdings Inc, Cl A *	2,542	268
Paymentus Holdings Inc, Cl A *	36,817	1,203
PCB Bancorp	11,293	229
Perella Weinberg Partners, Cl A	2,016	48
Piper Sandler Cos	5,000	1,500
PJT Partners Inc, Cl A	11,892	1,877
Popular Inc	11,261	1,059
PRA Group Inc *	38,205	798
Preferred Bank/Los Angeles CA	13,055	1,128
PROG Holdings Inc	37,889	1,601
QCR Holdings Inc	3,988	322
RBB Bancorp	18,888	387
Reinsurance Group of America Inc, Cl A	7,938	1,696
RenaissanceRe Holdings Ltd	4,308	1,072
Republic Bancorp Inc/KY, Cl A	17,019	1,189
Ryan Specialty Holdings Inc, Cl A	44,653	2,865
Selective Insurance Group Inc	19,688	1,841
Sierra Bancorp	17,491	506
SmartFinancial Inc	6,754	209
Starwood Property Trust Inc ‡	30,266	574
StepStone Group Inc, Cl A	30,545	1,768
StoneX Group Inc *	4,551	446
Tompkins Financial Corp	10,960	743
UMH Properties Inc ‡	13,000	245
United Fire Group Inc	5,332	152

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Unity Bancorp Inc	4,405	$192
Universal Insurance Holdings Inc	24,324	512
Victory Capital Holdings Inc, Cl A	24,732	1,619
Westamerica BanCorp	22,421	1,176
Zions Bancorp NA	106,005	5,751

		170,113
Health Care — 10.2%
Addus HomeCare Corp *	5,000	627
ADMA Biologics Inc *	74,219	1,273
Agios Pharmaceuticals Inc *	25,779	847
Akero Therapeutics Inc *	10,349	288
Alkermes PLC *	77,916	2,241
Amphastar Pharmaceuticals Inc *	24,601	913
ANI Pharmaceuticals Inc *	15,423	853
Anika Therapeutics Inc *	16,660	274
Ardelyx Inc *	26,421	134
Artivion Inc *	14,961	428
Ascendis Pharma A/S ADR *	886	122
Axogen Inc *	13,569	224
BioCryst Pharmaceuticals Inc *	25,253	190
Biohaven Ltd *	6,410	239
Bio-Techne Corp	19,881	1,432
Bioventus Inc, Cl A *	137,110	1,440
Blueprint Medicines Corp *	20,272	1,768
CareDx Inc *	11,147	239
Castle Biosciences Inc *	27,443	731
Catalyst Pharmaceuticals Inc *	32,000	668
Cencora Inc, Cl A	4,713	1,059
Charles River Laboratories International Inc *	7,525	1,389
Chemed Corp	5,665	3,001
Codexis Inc *	103,789	495
Collegium Pharmaceutical Inc *	111,455	3,193
Concentra Group Holdings Parent Inc	13,796	273
CorVel Corp *	9,396	1,045
Crinetics Pharmaceuticals Inc *	6,227	318
Cross Country Healthcare Inc *	52,210	948
Cullinan Therapeutics Inc *	9,439	115
Doximity Inc, Cl A *	13,187	704
Edgewise Therapeutics Inc *	13,201	352
Encompass Health Corp	19,928	1,840
Enovis Corp *	5,518	242
Ensign Group Inc/The	4,885	649
Establishment Labs Holdings Inc *	6,153	283
GeneDx Holdings Corp, Cl A *	2,551	196
Globus Medical Inc, Cl A *	14,804	1,224
Harmony Biosciences Holdings Inc *	9,936	342
HealthEquity Inc *	15,081	1,447
HealthStream Inc	59,670	1,898
Hims & Hers Health Inc *	93,893	2,270
ICON PLC *	5,210	1,093
ICU Medical Inc *	5,669	880
IDEXX Laboratories Inc *	458	189

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Incyte Corp *	3,300	$228
Insmed Inc *	10,148	701
Ionis Pharmaceuticals Inc *	4,119	144
iRadimed Corp	5,415	298
iTeos Therapeutics Inc *	60,052	461
Kiniksa Pharmaceuticals International Plc, Cl A *	31,021	614
LeMaitre Vascular Inc	21,975	2,025
Ligand Pharmaceuticals Inc *	7,082	759
Masimo Corp *	3,863	639
Medpace Holdings Inc *	7,022	2,333
Merit Medical Systems Inc *	3,450	334
Mettler-Toledo International Inc *	411	503
National HealthCare Corp	4,888	526
Neurocrine Biosciences Inc *	6,973	952
OmniAB Inc *	11,714	—
Omnicell Inc *	15,315	682
OraSure Technologies Inc *	115,386	417
Owens & Minor Inc *	35,755	467
Pacira BioSciences Inc *	35,375	666
Pediatrix Medical Group Inc *	56,139	737
Pennant Group Inc/The *	81,388	2,158
Penumbra Inc *	1,427	339
Phibro Animal Health Corp, Cl A	66,898	1,405
Prestige Consumer Healthcare Inc, Cl A *	26,162	2,043
Protagonist Therapeutics Inc *	2,767	107
PTC Therapeutics Inc *	12,404	560
Relay Therapeutics Inc *	42,105	173
Repligen Corp *	17,707	2,549
Revvity Inc	12,707	1,418
Rigel Pharmaceuticals Inc *	22,803	384
Select Medical Holdings Corp	17,097	322
SIGA Technologies Inc	30,864	185
Supernus Pharmaceuticals Inc *	8,694	314
Surmodics Inc *	8,423	334
Tactile Systems Technology Inc *	16,890	289
Teleflex Inc	3,980	708
Tenet Healthcare Corp *	6,108	771
Theravance Biopharma Inc *	30,242	285
UFP Technologies Inc *	4,101	1,003
United Therapeutics Corp *	6,841	2,414
Vanda Pharmaceuticals Inc *	83,894	402
Varex Imaging Corp *	64,714	944
Veracyte Inc *	6,037	239
Voyager Therapeutics Inc *	29,525	167
WaVe Life Sciences Ltd *	24,588	304

		73,679
Industrials — 19.2%
A O Smith Corp	4,400	300
AAON Inc	47,073	5,540
ABM Industries Inc	64,862	3,320
ACCO Brands Corp	373,524	1,961
Acuity Brands Inc	2,320	678

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Advanced Drainage Systems Inc	14,960	$1,729
AECOM	13,579	1,451
AeroVironment Inc *	684	105
American Superconductor Corp *	32,857	809
Apogee Enterprises Inc	8,561	611
Applied Industrial Technologies Inc, Cl A	8,919	2,136
Astec Industries Inc	29,377	987
Atkore Inc	13,368	1,116
Axon Enterprise Inc *	14,214	8,448
Barnes Group Inc	76,098	3,596
Barrett Business Services Inc	8,704	378
BlueLinx Holdings Inc *	3,071	314
Boise Cascade Co	7,389	878
Brink's Co/The	1,514	140
Broadridge Financial Solutions Inc	1,700	384
Builders FirstSource Inc *	9,855	1,409
BWX Technologies Inc	11,200	1,248
CACI International Inc, Cl A *	1,073	434
Casella Waste Systems Inc, Cl A *	5,000	529
CBIZ Inc *	7,483	612
CECO Environmental Corp *	43,199	1,306
Cintas Corp	8,981	1,641
Clean Harbors Inc *	7,022	1,616
Conduent Inc *	112,938	456
Construction Partners Inc, Cl A *	5,914	523
Copart Inc *	45,972	2,638
CRA International Inc	11,332	2,121
CSG Systems International Inc	16,685	853
CSW Industrials Inc	1,824	644
Curtiss-Wright Corp	12,401	4,401
Ducommun Inc *	8,335	531
Dycom Industries Inc *	3,890	677
EMCOR Group Inc	6,605	2,998
EnerSys	5,874	543
Esab Corp	14,686	1,761
ExlService Holdings Inc *	173,942	7,720
Exponent Inc	38,314	3,414
Fluor Corp *	4,213	208
Franklin Covey Co *	648	24
FTI Consulting Inc *	6,375	1,218
Gorman-Rupp Co/The	13,217	501
GXO Logistics Inc *	19,490	848
Heidrick & Struggles International Inc	5,115	227
HNI Corp	3,844	194
Hub Group Inc, Cl A	4,655	207
Hudson Technologies Inc *	26,350	147
Huron Consulting Group Inc *	1,476	183
Hyster-Yale Inc	10,524	536
IDEX Corp	4,000	837
Interface Inc, Cl A	18,117	441
Kadant Inc	5,886	2,031
Kennametal Inc	43,723	1,050
Kforce Inc	10,057	570

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
L3Harris Technologies Inc	2,036	$428
Landstar System Inc	6,348	1,091
Limbach Holdings Inc *	4,412	377
LSI Industries Inc	40,693	790
Luxfer Holdings PLC	23,229	304
Miller Industries Inc/TN	23,991	1,568
MRC Global Inc *	14,327	183
MSA Safety Inc	10,698	1,773
Mueller Industries Inc	21,083	1,673
MYR Group Inc *	10,448	1,554
National Presto Industries Inc	7,176	706
Old Dominion Freight Line Inc, Cl A	9,417	1,661
OPENLANE Inc *	44,707	887
Pangaea Logistics Solutions Ltd	34,072	183
Park Aerospace Corp	55,764	817
Parsons Corp *	8,829	814
Powell Industries Inc	4,492	996
Primoris Services Corp	12,168	930
RB Global Inc	9,026	814
RBC Bearings Inc *	11,906	3,562
Resideo Technologies Inc *	99,934	2,304
Resources Connection Inc	72,555	619
Rollins Inc	16,546	767
Rush Enterprises Inc, Cl A	58,383	3,199
RXO Inc *	24,752	590
Science Applications International Corp	10,962	1,225
Simpson Manufacturing Co Inc	7,500	1,244
SkyWest Inc *	36,792	3,684
Standex International Corp	5,842	1,092
Steelcase Inc, Cl A	82,909	980
Sterling Infrastructure Inc *	3,328	561
Tennant Co	12,618	1,029
Terex Corp	25,199	1,165
Tetra Tech Inc	80,185	3,195
Titan International Inc *	9,873	67
Toro Co/The	2,800	224
Trex Co Inc *	5,890	407
Tutor Perini Corp *	52,269	1,265
UFP Industries Inc	9,396	1,058
United Rentals Inc	2,292	1,615
Watsco Inc	4,909	2,326
WESCO International Inc	25,624	4,637
Willdan Group Inc *	11,427	435
XPO Inc *	5,668	743
Xylem Inc/NY	4,342	504

		138,224
Information Technology — 13.5%
A10 Networks Inc	105,206	1,936
ACI Worldwide Inc *	40,617	2,108
Agilysys Inc *	4,714	621
Alkami Technology Inc *	50,195	1,841
Amkor Technology Inc	28,193	724
ANSYS Inc *	2,600	877

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Appfolio Inc, Cl A *	2,459	$607
Arista Networks Inc *	5,292	585
Arlo Technologies Inc *	49,791	557
Arrow Electronics Inc, Cl A *	1,105	125
Aspen Technology Inc *	4,852	1,211
Axcelis Technologies Inc *	13,448	940
Badger Meter Inc	4,980	1,056
Bel Fuse Inc, Cl B	15,740	1,298
Belden Inc	6,000	676
Benchmark Electronics Inc	9,000	409
Blackbaud Inc, Cl A *	11,184	827
Cadence Design Systems Inc *	3,961	1,190
Calix Inc *	22,676	791
Clearfield Inc *	16,240	503
CommVault Systems Inc *	19,305	2,913
Credo Technology Group Holding Ltd *	14,506	975
CTS Corp	4,622	244
Descartes Systems Group Inc/The *	11,740	1,334
Diodes Inc *	15,000	925
Entegris Inc	14,246	1,411
EPAM Systems Inc *	4,382	1,025
Expensify Inc, Cl A *	331,919	1,112
Fabrinet *	6,741	1,482
Fair Isaac Corp *	2,251	4,482
Gartner Inc *	1,518	735
GoDaddy Inc, Cl A *	2,922	577
Hackett Group Inc/The	37,239	1,144
Ichor Holdings Ltd *	10,411	335
Impinj Inc *	3,454	502
Inseego Corp *	41,354	424
Insight Enterprises Inc *	17,765	2,702
Intapp Inc *	8,689	557
Itron Inc *	6,671	724
Keysight Technologies Inc *	10,631	1,708
Kimball Electronics Inc *	20,348	381
Kyndryl Holdings Inc *	16,151	559
Lattice Semiconductor Corp *	14,532	823
LiveRamp Holdings Inc *	21,398	650
MACOM Technology Solutions Holdings Inc *	5,112	664
Manhattan Associates Inc *	9,824	2,655
Monolithic Power Systems Inc	2,527	1,495
Novanta Inc *	10,527	1,608
Olo Inc, Cl A *	129,288	993
ON Semiconductor Corp *	20,670	1,303
OneSpan Inc *	16,696	310
Open Text Corp	57,192	1,620
OSI Systems Inc *	3,229	541
Palo Alto Networks Inc *	1,425	259
Photronics Inc *	253,542	5,974
Plexus Corp *	5,600	876
Powerfleet Inc NJ *	44,000	293
Progress Software Corp	5,788	377
Q2 Holdings Inc *	27,295	2,747

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rambus Inc *	12,784	$676
Rimini Street Inc *	136,732	365
RingCentral Inc, Cl A *	773	27
Sanmina Corp *	26,674	2,018
Sapiens International Corp NV	25,074	674
ScanSource Inc *	6,359	302
Silicon Motion Technology Corp ADR	78,317	4,233
SolarWinds Corp	94,688	1,349
SPS Commerce Inc *	13,833	2,545
Super Micro Computer Inc *	8,650	264
Synopsys Inc *	2,761	1,340
Teledyne Technologies Inc *	3,970	1,843
Teradyne Inc	11,312	1,424
TTM Technologies Inc *	43,059	1,066
Turtle Beach Corp *	71,625	1,240
Tyler Technologies Inc *	6,745	3,889
Unisys Corp *	42,105	267
Vertex Inc, Cl A *	37,775	2,015
Viant Technology Inc, Cl A *	32,724	621
Vishay Precision Group Inc *	14,560	342
Wix.com Ltd *	3,768	808
Xerox Holdings Corp	136,089	1,147

		96,776
Materials — 5.5%
AdvanSix Inc	22,534	642
Alamos Gold Inc, Cl A	40,996	756
Albemarle Corp	3,497	301
Alpha Metallurgical Resources Inc	1,320	264
Ashland Inc	5,406	386
Avery Dennison Corp	2,472	463
Axalta Coating Systems Ltd *	43,024	1,472
Balchem Corp	17,026	2,775
Carpenter Technology Corp	7,316	1,242
Century Aluminum Co *	27,215	496
Chemours Co/The	46,408	784
Cleveland-Cliffs Inc *	315,513	2,966
Coeur Mining Inc *	104,637	599
Commercial Metals Co, Cl A	149,739	7,427
Crown Holdings Inc	4,800	397
Ecovyst Inc *	71,046	543
FMC Corp	75,703	3,680
Fortitude Gold Corp	40,846	201
Hawkins Inc	9,453	1,160
Kronos Worldwide Inc	17,986	175
LSB Industries Inc *	29,272	222
Materion Corp	9,421	932
Mativ Holdings Inc	34,218	373
Minerals Technologies Inc	11,462	873
NewMarket Corp	1,035	547
Packaging Corp of America	2,600	585
PERIMETER SOLUTIONS INC *	51,783	662
Rayonier Advanced Materials Inc *	204,158	1,684
Reliance Inc	1	—

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Royal Gold Inc, Cl A	2,923	$385
Silgan Holdings Inc	36,596	1,905
SSR Mining Inc	105,488	734
Sylvamo Corp	28,641	2,263
Universal Stainless & Alloy Products Inc *	15,207	670
Warrior Met Coal Inc	15,816	858

		39,422
Real Estate — 3.9%
Alexander's Inc ‡	5,017	1,004
CBL & Associates Properties Inc ‡	25,547	751
Centerspace ‡	14,377	951
Compass Inc, Cl A *	109,455	640
CoStar Group Inc *	25,721	1,841
CTO Realty Growth Inc ‡	6,500	128
Cushman & Wakefield PLC *	18,177	238
EastGroup Properties Inc ‡	12,917	2,073
Forestar Group Inc *	4,866	126
FRP Holdings Inc *	9,150	280
Gaming and Leisure Properties Inc ‡	66,751	3,215
Gladstone Commercial Corp ‡	24,848	404
Highwoods Properties Inc ‡	209,404	6,404
Howard Hughes Holdings Inc *	1,339	103
Independence Realty Trust Inc ‡	67,618	1,342
Invitation Homes Inc ‡	23,648	756
Newmark Group Inc, Cl A	227,817	2,918
One Liberty Properties Inc ‡	20,367	555
Orion Office REIT Inc ‡	195,977	727
Paramount Group Inc ‡	26,000	128
Pebblebrook Hotel Trust ‡	43,818	594
Regency Centers Corp ‡	1,254	93
RLJ Lodging Trust ‡	36,754	375
Ryman Hospitality Properties Inc ‡	2,324	242
Saul Centers Inc ‡	8,238	320
Seaport Entertainment Group Inc *	148	4
SITE Centers Corp ‡	34,000	520
Sun Communities Inc ‡	1,400	172
Universal Health Realty Income Trust ‡	19,440	723
Ventas Inc ‡	7,436	438
Xenia Hotels & Resorts Inc ‡	14,914	222

		28,287
Utilities — 0.9%
Consolidated Water Co Ltd	5,700	148
Hawaiian Electric Industries Inc *	22,000	214
IDACORP Inc, Cl A	10,909	1,192
Middlesex Water Co	8,501	447
Northwest Natural Holding Co	15,597	617
NRG Energy Inc	2,534	229
Otter Tail Corp	16,713	1,234
Portland General Electric Co	42,335	1,847
UGI Corp	6,450	182

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed Small/Mid Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Unitil Corp	12,924	$700

		6,810
Total Common Stock
(Cost $379,749) ($ Thousands)		714,217
	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	967	–
Total Rights
(Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	4,104,910	$4,105
Total Cash Equivalent
(Cost $4,105) ($ Thousands)		4,105
Total Investments in Securities — 99.9%
(Cost $383,854) ($ Thousands)		$718,322

Percentages are based on Net Assets of $719,360 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	16	Mar-2025	$1,806	$1,800	$(6)
S&P Mid Cap 400 Index E-MINI	4	Mar-2025	1,263	1,259	(4)
			$3,069	$3,059	$(10)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$9,349	$42,729	$(47,973)	$—	$—	$4,105	$97	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.9%

Communication Services — 3.5%
Charter Communications Inc, Cl A *	978	$335
Electronic Arts Inc	4,384	641
Iridium Communications Inc	5,470	159
Match Group Inc *	2,760	90
New York Times Co/The, Cl A	1,920	100
Omnicom Group Inc	7,985	687
Playtika Holding Corp	10,490	73
Trade Desk Inc/The, Cl A *	4,740	557

		2,642
Consumer Discretionary — 12.0%
Aramark	5,438	203
Bath & Body Works Inc	5,436	211
BorgWarner Inc	3,774	120
Burlington Stores Inc *	1,773	505
Carnival Corp *	4,972	124
Carvana Co, Cl A *	974	198
Chipotle Mexican Grill Inc, Cl A *	2,200	133
Columbia Sportswear Co	2,647	222
Coupang Inc, Cl A *	12,150	267
Darden Restaurants Inc	1,940	362
Deckers Outdoor Corp *	2,298	467
Dick's Sporting Goods Inc	460	105
Domino's Pizza Inc	290	122
Gap Inc/The	15,670	370
Garmin Ltd	700	144
Gentex Corp	6,545	188
Grand Canyon Education Inc *	2,635	432
H&R Block Inc	2,450	130
Hasbro Inc	5,553	311
Lennar Corp, Cl A	2,180	297
Lennar Corp, Cl B	1,585	210
LKQ Corp	6,405	235
Newell Brands Inc, Cl B	12,968	129
Norwegian Cruise Line Holdings Ltd *	12,130	312
NVR Inc *	10	82
Ollie's Bargain Outlet Holdings Inc *	3,338	366
PulteGroup Inc	672	73
Ross Stores Inc	5,630	852
Skechers USA Inc, Cl A *	2,990	201
Tapestry Inc	4,200	274
Texas Roadhouse Inc, Cl A	1,351	244
Toll Brothers Inc	640	81
TopBuild Corp *	300	93
Valvoline Inc *	6,003	217
Williams-Sonoma Inc	720	133
Wingstop Inc, Cl A	390	111
YETI Holdings Inc *	2,340	90
Yum! Brands Inc	2,413	324

		8,938

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 3.0%
Casey's General Stores Inc	498	$197
Clorox Co/The	850	138
Coca-Cola Consolidated Inc	52	66
Constellation Brands Inc, Cl A	908	201
Darling Ingredients Inc *	5,856	197
Dollar Tree Inc *	1,540	115
Ingredion Inc	2,172	299
Lamb Weston Holdings Inc	4,120	275
Performance Food Group Co *	780	66
TreeHouse Foods Inc *	5,648	198
Tyson Foods Inc, Cl A	5,948	342
US Foods Holding Corp *	2,300	155

		2,249
Energy — 5.0%
Antero Midstream Corp	12,967	196
Baker Hughes Co, Cl A	3,830	157
ChampionX Corp	11,009	299
Cheniere Energy Inc	3,324	714
Coterra Energy Inc	9,048	231
Diamondback Energy Inc, Cl A	2,923	479
DT Midstream Inc	1,835	183
Kinder Morgan Inc	5,050	138
Permian Resources Corp, Cl A	17,617	253
Targa Resources Corp	2,696	481
TechnipFMC PLC	13,880	402
Williams Cos Inc/The	3,002	163

		3,696
Financials — 19.4%
Affiliated Managers Group Inc	590	109
Allstate Corp/The	4,278	825
Ally Financial Inc	8,020	289
American International Group Inc	4,413	321
Ameriprise Financial Inc	460	245
Axis Capital Holdings Ltd	4,960	439
Bank of New York Mellon Corp/The	5,130	394
Bank OZK	1,260	56
Block Inc, Cl A *	5,596	476
Blue Owl Capital Inc, Cl A	5,930	138
Brown & Brown Inc	2,780	284
Cboe Global Markets Inc	3,353	655
Cincinnati Financial Corp	590	85
Commerce Bancshares Inc/MO	6,794	423
Discover Financial Services	2,419	419
Equitable Holdings Inc	8,440	398
Euronet Worldwide Inc *	1,790	184
Fifth Third Bancorp	5,240	221
First Hawaiian Inc	3,920	102
First Horizon Corp	22,961	462
Global Payments Inc	2,768	310
Hartford Financial Services Group Inc/The	2,100	230
Invesco Ltd	6,820	119

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Janus Henderson Group PLC	10,759	$458
KeyCorp	13,162	226
M&T Bank Corp	3,660	688
MarketAxess Holdings Inc	1,090	246
MSCI Inc, Cl A	1,061	637
Pinnacle Financial Partners Inc	2,892	331
Popular Inc	2,399	226
Primerica Inc	1,673	454
Prosperity Bancshares Inc	1,660	125
Raymond James Financial Inc	1,820	283
Reinsurance Group of America Inc, Cl A	1,740	372
Rocket Cos Inc, Cl A *	5,060	57
SLM Corp	6,218	171
Starwood Property Trust Inc ‡	12,846	243
Stifel Financial Corp	3,982	422
Synchrony Financial	11,440	744
T Rowe Price Group Inc	4,170	472
Virtu Financial Inc, Cl A	7,280	260
Webster Financial Corp	3,651	202
Western Union Co/The	11,960	127
Willis Towers Watson PLC	1,074	336
Zions Bancorp NA	2,530	137

		14,401
Health Care — 8.8%
Align Technology Inc *	398	83
Alnylam Pharmaceuticals Inc *	890	209
Cencora Inc, Cl A	1,416	318
Dexcom Inc *	1,040	81
Doximity Inc, Cl A *	3,570	191
Elanco Animal Health Inc *	6,030	73
Encompass Health Corp	5,228	483
Envista Holdings Corp *	5,336	103
Exact Sciences Corp *	1,390	78
Exelixis Inc *	13,587	452
Hologic Inc *	3,592	259
Humana Inc	446	113
IDEXX Laboratories Inc *	600	248
Illumina Inc *	2,024	271
Inspire Medical Systems Inc *	960	178
Labcorp Holdings Inc	1,430	328
Medpace Holdings Inc *	1,690	562
Mettler-Toledo International Inc *	161	197
Molina Healthcare Inc *	620	181
Neurocrine Biosciences Inc *	2,540	347
Organon & Co	14,100	210
Penumbra Inc *	650	154
Quest Diagnostics Inc	490	74
ResMed Inc	2,300	526
Royalty Pharma PLC, Cl A	2,713	69
Tenet Healthcare Corp *	603	76
United Therapeutics Corp *	330	116
Veeva Systems Inc, Cl A *	1,314	276

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zimmer Biomet Holdings Inc	2,533	$268

		6,524
Industrials — 18.0%
Acuity Brands Inc	280	82
AECOM	5,560	594
AerCap Holdings NV	3,448	330
Allegion plc	2,858	374
Allison Transmission Holdings Inc	2,260	244
AMETEK Inc	427	77
Armstrong World Industries Inc	1,932	273
Axon Enterprise Inc *	170	101
AZEK Co Inc/The, Cl A *	3,310	157
Cintas Corp	1,238	226
Clean Harbors Inc *	2,026	466
Comfort Systems USA Inc	630	267
Curtiss-Wright Corp	330	117
Dover Corp	1,479	277
EMCOR Group Inc	690	313
Expeditors International of Washington Inc	950	105
Fastenal Co, Cl A	7,017	505
Flowserve Corp	4,560	262
Genpact Ltd	17,338	745
Hayward Holdings Inc *	11,510	176
Hexcel Corp, Cl A	3,002	188
Howmet Aerospace Inc	9,110	996
L3Harris Technologies Inc	852	179
Leidos Holdings Inc	2,625	378
Lyft Inc, Cl A *	22,540	291
MasTec Inc *	2,517	343
Otis Worldwide Corp	2,535	235
Parker-Hannifin Corp, Cl A	866	551
Parsons Corp *	670	62
Quanta Services Inc	370	117
Regal Rexnord Corp	2,891	449
Republic Services Inc	1,344	270
Snap-on Inc	587	199
Stanley Black & Decker Inc	2,140	172
Tetra Tech Inc	8,350	333
Textron Inc	2,462	188
Trane Technologies PLC	413	153
TransDigm Group Inc	170	215
United Airlines Holdings Inc *	1,250	121
United Rentals Inc	668	471
Verisk Analytics Inc, Cl A	1,270	350
WESCO International Inc	2,144	388
Westinghouse Air Brake Technologies Corp	1,489	282
Woodward Inc	1,210	201
WW Grainger Inc	403	425
Xylem Inc/NY	1,268	147

		13,395
Information Technology — 12.1%
Akamai Technologies Inc *	3,202	306

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amphenol Corp, Cl A	1,870	$130
Appfolio Inc, Cl A *	1,240	306
AppLovin Corp, Cl A *	750	243
Cloudflare Inc, Cl A *	1,698	183
Corning Inc, Cl B	9,590	456
Datadog Inc, Cl A *	2,325	332
Elastic NV *	1,610	160
EPAM Systems Inc *	1,001	234
F5 Inc, Cl A *	2,462	619
Fair Isaac Corp *	103	205
Gen Digital Inc	11,399	312
Gitlab Inc, Cl A *	5,070	286
HubSpot Inc *	527	367
Keysight Technologies Inc *	7,560	1,214
MACOM Technology Solutions Holdings Inc *	470	61
Manhattan Associates Inc *	1,335	361
MicroStrategy Inc, Cl A *	160	46
Monolithic Power Systems Inc	130	77
Motorola Solutions Inc	220	102
NetApp Inc	5,073	589
Palantir Technologies Inc, Cl A *	7,670	580
PTC Inc *	1,612	296
Pure Storage Inc, Cl A *	1,350	83
Qorvo Inc *	2,925	205
Smartsheet Inc, Cl A *	9,856	552
Synopsys Inc *	264	128
Twilio Inc, Cl A *	590	64
VeriSign Inc *	1,900	393
Wolfspeed Inc *	9,300	62
Zebra Technologies Corp, Cl A *	150	58

		9,010
Materials — 3.0%
Alcoa Corp	4,400	166
AptarGroup Inc	630	99
Ashland Inc	1,030	74
Axalta Coating Systems Ltd *	5,194	178
Berry Global Group Inc	3,229	209
DuPont de Nemours Inc	1,220	93
Eagle Materials Inc	1,220	301
FMC Corp	4,710	229
International Flavors & Fragrances Inc	2,506	212
NewMarket Corp	423	223
Packaging Corp of America	630	142
Royal Gold Inc, Cl A	1,210	159
Scotts Miracle-Gro Co/The, Cl A	1,148	76
Vulcan Materials Co	290	75

		2,236
Real Estate — 7.4%
Agree Realty Corp ‡	4,330	305
Alexandria Real Estate Equities Inc ‡	2,019	197
BXP Inc ‡	5,010	373
Camden Property Trust ‡	1,190	138

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CBRE Group Inc, Cl A *	1,000	$131
CoStar Group Inc *	1,850	132
CubeSmart ‡	1,790	77
EastGroup Properties Inc ‡	1,210	194
EPR Properties, Cl A ‡	5,960	264
Equity LifeStyle Properties Inc ‡	2,280	152
Equity Residential ‡	5,251	377
Essex Property Trust Inc ‡	771	220
Federal Realty Investment Trust ‡	956	107
First Industrial Realty Trust Inc ‡	1,560	78
Host Hotels & Resorts Inc ‡	6,136	108
Jones Lang LaSalle Inc *	220	56
Mid-America Apartment Communities Inc ‡	2,990	462
National Storage Affiliates Trust ‡	1,943	74
Park Hotels & Resorts Inc ‡	19,090	269
Rexford Industrial Realty Inc ‡	4,790	185
SBA Communications Corp, Cl A ‡	1,260	257
Simon Property Group Inc ‡	3,533	608
STAG Industrial Inc ‡	7,100	240
UDR Inc ‡	4,880	212
VICI Properties Inc, Cl A ‡	4,260	124
Welltower Inc ‡	1,511	190

		5,530
Utilities — 5.7%
Ameren Corp	1,340	119
American Water Works Co Inc	730	91
Brookfield Renewable Corp	7,280	201
CenterPoint Energy Inc	7,139	227
Clearway Energy Inc, Cl A	2,830	69
Clearway Energy Inc, Cl C	6,920	180
CMS Energy Corp	980	65
Consolidated Edison Inc	810	72
DTE Energy Co	2,503	302
Entergy Corp	5,806	440
Evergy Inc	5,828	359
Eversource Energy	6,090	350
Exelon Corp	2,860	108
FirstEnergy Corp	1,760	70
NiSource Inc	8,457	311
NRG Energy Inc	4,255	384
PPL Corp	3,760	122
Public Service Enterprise Group Inc	2,930	248
Vistra Corp	390	54
WEC Energy Group Inc	4,662	438

		4,210
Total Common Stock
(Cost $59,964) ($ Thousands)		72,831

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Mid-Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 0.5%

iShares Russell Mid-Cap Value ETF	2,757	$357

Total Exchange Traded Fund
(Cost $309) ($ Thousands)		357
	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	160	–
Total Rights
(Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	1,103,739	$1,104
Total Cash Equivalent
(Cost $1,104) ($ Thousands)		1,104
Total Investments in Securities — 99.9%
(Cost $61,377) ($ Thousands)		$74,292

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P Mid Cap 400 Index E-MINI	1	Mar-2025	$328	$315	$(13)

Percentages are based on Net Assets of $74,336 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,257	$3,230	$(3,383)	$—	$—	$1,104	$14	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.9%

Communication Services — 9.2%
Alphabet Inc, Cl A	4,135	$783
Alphabet Inc, Cl C	17,776	3,385
Anterix Inc *	1,704	52
AT&T Inc	469,513	10,691
Cogent Communications Holdings Inc	2,463	190
Comcast Corp, Cl A	203,396	7,634
Electronic Arts Inc	16,444	2,406
Fox Corp, Cl A	87,081	4,230
Fox Corp, Cl B	32,617	1,492
Gambling.com Group Ltd *	1,300	18
Grindr Inc *	13,949	249
IDT Corp, Cl B	4,251	202
Meta Platforms Inc, Cl A	1,606	940
New York Times Co/The, Cl A	24,070	1,253
Omnicom Group Inc	21,259	1,829
Playtika Holding Corp	72,233	501
SK Telecom Co Ltd ADR	58,950	1,240
Spok Holdings Inc	18,312	294
Spotify Technology SA *	297	133
TEGNA Inc	120,120	2,197
T-Mobile US Inc	11,121	2,455
Verizon Communications Inc	283,603	11,341
Yelp Inc, Cl A *	1,728	67

		53,582
Consumer Discretionary — 9.8%
Adtalem Global Education Inc *	1,364	124
Amazon.com Inc, Cl A *	10,128	2,222
AutoZone Inc *	1,041	3,333
Biglari Holdings Inc, Cl B *	461	117
Booking Holdings Inc	606	3,011
BorgWarner Inc	107,474	3,417
Canadian Tire Corp Ltd, Cl A	8,800	925
Carriage Services Inc, Cl A	337	14
Chipotle Mexican Grill Inc, Cl A *	3,701	223
Columbia Sportswear Co	2,195	184
Coupang Inc, Cl A *	7,922	174
Domino's Pizza Inc	2,272	954
eBay Inc	105,220	6,518
Frontdoor Inc *	3,948	216
Garmin Ltd	9,999	2,062
Gentex Corp	9,554	275
Genuine Parts Co	760	89
Global Business Travel Group I *	7,446	69
Graham Holdings Co, Cl B	44	38
Grand Canyon Education Inc *	15,146	2,481
H&R Block Inc	67,825	3,584
Honda Motor Co Ltd ADR	84,980	2,426
Laureate Education Inc, Cl A *	2,625	48
Lear Corp	22,248	2,107
LKQ Corp	19,055	700
Mattel Inc *	74,700	1,325

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Murphy USA Inc	5,669	$2,844
Nathan's Famous Inc	1,068	84
O'Reilly Automotive Inc *	4,468	5,298
Papa John's International Inc, Cl A	3,219	132
Pool Corp	4,544	1,549
Ross Stores Inc	12,824	1,940
Service Corp International/US	3,500	279
Strategic Education Inc	1,220	114
Stride Inc *	2,950	307
Sturm Ruger & Co Inc	3,659	129
Texas Roadhouse Inc, Cl A	2,637	476
TJX Cos Inc/The	20,668	2,497
Toyota Motor Corp ADR	5,200	1,012
Tractor Supply Co	35,150	1,865
Weyco Group Inc	2,624	99
Winmark Corp	129	51
Yum! Brands Inc	14,752	1,979

		57,291
Consumer Staples — 11.2%
Altria Group Inc	113,829	5,952
Andersons Inc/The	1,578	64
Archer-Daniels-Midland Co	73,424	3,709
BellRing Brands Inc *	1,101	83
Bunge Global SA	27,346	2,126
Cal-Maine Foods Inc	3,609	371
Campbell Soup Co	2,585	108
Casey's General Stores Inc	726	288
Central Garden & Pet Co, Cl A *	1,464	48
Church & Dwight Co Inc	6,683	700
Clorox Co/The	16,067	2,609
Coca-Cola Co/The	4,296	268
Colgate-Palmolive Co	35,217	3,202
Conagra Brands Inc	110,141	3,056
Energizer Holdings Inc	3,208	112
Flowers Foods Inc	21,170	437
Fresh Del Monte Produce Inc	1,170	39
General Mills Inc	60,108	3,833
Ingredion Inc	28,735	3,953
J & J Snack Foods Corp	770	119
John B Sanfilippo & Son Inc	208	18
Kellanova	31,400	2,543
Keurig Dr Pepper Inc	8,005	257
Kimberly-Clark Corp	3,983	522
Kraft Heinz Co/The	205,812	6,321
Kroger Co/The	109,254	6,681
Lancaster Colony Corp	662	115
Molson Coors Beverage Co, Cl B	74,081	4,246
National Beverage Corp, Cl A	3,639	155
Oil-Dri Corp of America	1,293	113
PepsiCo Inc	1,824	277
Philip Morris International Inc	28,052	3,376
Pilgrim's Pride Corp *	2,669	121
Post Holdings Inc *	1,909	219

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Primo Brands Corp	10,080	$310
Reynolds Consumer Products Inc	21,829	589
Seaboard Corp	295	717
Sprouts Farmers Market Inc *	2,149	273
Sysco Corp, Cl A	23,792	1,819
Village Super Market Inc, Cl A	3,721	119
Walmart Inc	56,058	5,065
WD-40 Co	1,161	282
Weis Markets Inc	722	49
WK Kellogg Co	16,258	293

		65,557
Energy — 2.2%
Chevron Corp	35,247	5,105
DHT Holdings Inc	21,339	198
DT Midstream Inc	16,104	1,601
Exxon Mobil Corp	45,257	4,868
FLEX LNG	764	18
International Seaways Inc	2,438	88
Kinder Morgan Inc	8,980	246
Kinetik Holdings, Cl A	2,085	118
Scorpio Tankers Inc	835	42
Teekay Corp	26,316	182
Teekay Tankers Ltd, Cl A	4,889	195

		12,661
Financials — 11.3%
Aflac Inc	32,386	3,350
Allstate Corp/The	16,208	3,125
American Express Co	7,147	2,121
American Financial Group Inc/OH	4,650	637
Ameriprise Financial Inc	1,752	933
Axis Capital Holdings Ltd	21,800	1,932
Banco Latinoamericano de Comercio Exterior SA, Cl E	2,160	77
Bank of New York Mellon Corp/The	110,677	8,503
Bank of NT Butterfield & Son Ltd/The	4,034	148
Bank7 Corp	430	20
Berkshire Hathaway Inc, Cl B *	3,278	1,486
California BanCorp *	2,925	48
Canadian Imperial Bank of Commerce	21,100	1,334
Capital One Financial Corp	185	33
Cboe Global Markets Inc	21,532	4,207
Chemung Financial Corp	974	48
Chicago Atlantic Real Estate Finance Inc ‡	19,395	299
City Holding Co	717	85
CME Group Inc, Cl A	10,417	2,419
CNA Financial Corp	2,576	125
Corpay Inc *	4,507	1,525
Diamond Hill Investment Group Inc	619	96
Employers Holdings Inc	2,225	114
Enact Holdings Inc	1,221	40
Esquire Financial Holdings Inc	871	69
Everest Group Ltd	5,600	2,030

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Financial Northwest Inc	5,952	$129
FirstCash Holdings Inc	398	41
GCM Grosvenor Inc, Cl A	10,261	126
German American Bancorp Inc	328	13
Guaranty Bancshares Inc	614	21
Hamilton Insurance Group, Cl B *	6,453	123
Hanover Insurance Group Inc/The, Cl A	2,749	425
Hartford Financial Services Group Inc/The	50,460	5,520
Horace Mann Educators Corp, Cl A	339	13
Investar Holding Corp	1,009	22
Jack Henry & Associates Inc	5,173	907
Mastercard Inc, Cl A	4,780	2,517
Mercury General Corp	3,507	233
MetLife Inc	11,900	974
MGIC Investment Corp	49,600	1,176
Morningstar Inc, Cl A	2,668	899
NI Holdings Inc *	719	11
Northeast Community Bancorp	11,924	292
Old Republic International Corp	79,579	2,880
Payoneer Global Inc *	8,047	81
Pioneer Bancorp *	3,825	44
Plumas Bancorp	786	37
Primerica Inc	855	232
Progressive Corp/The	9,445	2,263
Provident Bancorp Inc *	1,179	14
Red River Bancshares	249	14
Reinsurance Group of America Inc, Cl A	3,472	742
Remitly Global Inc *	8,063	182
Safety Insurance Group Inc	2,418	199
Sixth Street Specialty Lending Inc	63,350	1,349
Skyward Specialty Insurance Group Inc *	2,404	122
Southern States Bancshares Inc	1,507	50
SouthState Corp	336	33
Third Coast Bancshares Inc *	568	19
Tradeweb Markets Inc, Cl A	841	110
Travelers Cos Inc/The	1,520	366
UMB Financial Corp	143	16
Universal Insurance Holdings Inc	339	7
Unum Group	475	35
Virginia National Bankshares	345	13
Visa Inc, Cl A	7,527	2,379
W R Berkley Corp	9,793	573
Westamerica BanCorp	1,790	94
Western Union Co/The	347,454	3,683
Willis Towers Watson PLC	6,129	1,920

		65,703
Health Care — 14.4%
Abbott Laboratories	11,457	1,296
AbbVie Inc	19,018	3,380
ACADIA Pharmaceuticals Inc *	5,468	100
Addus HomeCare Corp *	1,842	231
Alkermes PLC *	9,749	280
Amphastar Pharmaceuticals Inc *	1,211	45

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Anika Therapeutics Inc *	6,116	$101
Boston Scientific Corp *	24,610	2,198
Bristol-Myers Squibb Co	176,378	9,976
Cardinal Health Inc	60,206	7,121
Catalyst Pharmaceuticals Inc *	9,933	207
Cencora Inc, Cl A	19,491	4,379
Cigna Group/The	16,314	4,505
Corcept Therapeutics Inc *	972	49
CorVel Corp *	303	34
CVS Health Corp	67,200	3,017
Ensign Group Inc/The	883	117
Exelixis Inc *	76,388	2,544
Gilead Sciences Inc	116,016	10,716
Halozyme Therapeutics Inc *	2,959	141
HealthStream Inc	9,005	286
Hologic Inc *	13,396	966
ICU Medical Inc *	88	14
Incyte Corp *	26,578	1,836
Innoviva Inc *	8,130	141
Intra-Cellular Therapies Inc, Cl A *	2,226	186
iRadimed Corp	3,640	200
Ironwood Pharmaceuticals Inc, Cl A *	6,484	29
Jazz Pharmaceuticals PLC *	30,367	3,740
Johnson & Johnson	32,721	4,732
Kiniksa Pharmaceuticals International Plc, Cl A *	5,586	111
Krystal Biotech Inc *	158	25
LeMaitre Vascular Inc	1,231	113
McKesson Corp	9,951	5,671
Merck & Co Inc	75,388	7,500
Merit Medical Systems Inc *	1,886	182
Mesa Laboratories Inc	224	30
MiMedx Group Inc *	11,824	114
Mirum Pharmaceuticals Inc *	1,358	56
National HealthCare Corp	760	82
Neurocrine Biosciences Inc *	5,718	781
Organon & Co	17,388	259
Pfizer Inc	40,110	1,064
Prestige Consumer Healthcare Inc, Cl A *	3,979	311
Protagonist Therapeutics Inc *	463	18
Royalty Pharma PLC, Cl A	70,338	1,794
Stryker Corp	5,227	1,882
Supernus Pharmaceuticals Inc *	3,109	112
United Therapeutics Corp *	2,965	1,046
Utah Medical Products Inc	2,106	129
Vanda Pharmaceuticals Inc *	9,491	45

		83,892
Industrials — 12.1%
3M Co	7,577	978
A O Smith Corp	5,713	390
ABM Industries Inc	2,433	124
AeroVironment Inc *	84	13
Alamo Group Inc	72	13

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Allison Transmission Holdings Inc	40,994	$4,430
Argan Inc	2,166	297
Armstrong World Industries Inc	1,437	203
Atmus Filtration Technologies Inc	5,456	214
Barrett Business Services Inc	329	14
Booz Allen Hamilton Holding Corp, Cl A	2,681	345
Byrna Technologies Inc *	1,108	32
CACI International Inc, Cl A *	1,433	579
Carlisle Cos Inc	2,723	1,004
CBIZ Inc *	316	26
Cintas Corp	10,278	1,878
CSG Systems International Inc	41,590	2,126
Cummins Inc	12,948	4,514
Curtiss-Wright Corp	2,478	879
Donaldson Co Inc, Cl A	5,499	370
Eaton Corp PLC	5,177	1,718
EMCOR Group Inc	3,777	1,714
Emerson Electric Co	15,156	1,878
EnerSys	1,370	127
Ennis Inc	5,948	125
ExlService Holdings Inc *	1,494	66
Expeditors International of Washington Inc	12,102	1,341
Exponent Inc	896	80
Fastenal Co, Cl A	27,592	1,984
Ferguson Enterprises Inc	9,226	1,601
Franklin Electric Co Inc	1,250	122
FTI Consulting Inc *	5,916	1,131
Gencor Industries *	729	13
General Dynamics Corp	8,925	2,352
Genpact Ltd	6,964	299
Golden Ocean Group Ltd	7,789	70
Heartland Express Inc	1,871	21
Heidrick & Struggles International Inc	1,209	54
Huron Consulting Group Inc *	2,284	284
IBEX Holdings Ltd *	3,240	70
ICF International Inc, Cl A	1,107	132
Illinois Tool Works Inc	7,610	1,930
John Bean Technologies Corp, Cl A	110	14
Karat Packaging Inc	1,085	33
Landstar System Inc	2,324	399
Leidos Holdings Inc	7,726	1,113
Lennox International Inc	2,077	1,265
Lindsay Corp	110	13
Liquidity Services Inc *	2,300	74
Lockheed Martin Corp	14,711	7,149
LSI Industries Inc	7,086	138
ManpowerGroup Inc	2,868	166
Maximus Inc	7,482	558
McGrath RentCorp	345	39
Miller Industries Inc/TN	861	56
Mueller Industries Inc	136	11
Mueller Water Products Inc, Cl A	10,088	227
National Presto Industries Inc	1,460	144

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Northrop Grumman Corp	5,569	$2,613
Northwest Pipe Co *	335	16
Otis Worldwide Corp	20,450	1,894
PACCAR Inc	25,983	2,703
Paychex Inc	13,822	1,938
Preformed Line Products Co	1,098	140
Republic Services Inc	3,712	747
Robert Half Inc	3,953	278
Rollins Inc	4,584	212
Science Applications International Corp	2,577	288
Snap-on Inc	9,224	3,131
SS&C Technologies Holdings Inc	11,734	889
Tennant Co	43	3
Textron Inc	24,710	1,890
Trane Technologies PLC	3,822	1,412
Valmont Industries Inc	3,505	1,075
Verisk Analytics Inc, Cl A	2,057	567
Waste Management Inc	3,800	767
Watts Water Technologies Inc, Cl A	1,763	358
WW Grainger Inc	2,474	2,608

		70,469
Information Technology — 22.4%
A10 Networks Inc	8,786	162
Advanced Micro Devices Inc *	799	97
Akamai Technologies Inc *	19,740	1,888
Amdocs Ltd	110,009	9,366
Amphenol Corp, Cl A	31,224	2,168
Analog Devices Inc	4,369	928
Appfolio Inc, Cl A *	809	200
Apple Inc	16,993	4,255
Arrow Electronics Inc, Cl A *	30,103	3,405
Avnet Inc	54,781	2,866
Badger Meter Inc	1,323	281
Box Inc, Cl A *	6,427	203
Canon Inc ADR	83,200	2,708
CEVA Inc, Cl A *	467	15
Cirrus Logic Inc *	17,966	1,789
Cisco Systems Inc	190,355	11,269
Clearwater Analytics Holdings Inc, Cl A *	5,375	148
Climb Global Solutions	1,562	198
Cognizant Technology Solutions Corp, Cl A	74,433	5,724
CommVault Systems Inc *	2,433	367
CompoSecure, Cl A	5,207	80
Daktronics Inc *	2,223	37
Diebold Nixdorf *	1,509	65
Dolby Laboratories Inc, Cl A	17,939	1,401
Dropbox Inc, Cl A *	144,430	4,339
EPAM Systems Inc *	1,401	328
F5 Inc, Cl A *	12,768	3,211
Fair Isaac Corp *	237	472
First Solar Inc *	4,348	766
Fortinet Inc *	11,257	1,064
Gartner Inc *	9,604	4,653

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gen Digital Inc	51,147	$1,400
GoDaddy Inc, Cl A *	24,066	4,750
Guidewire Software Inc, Cl Z *	2,954	498
Hackett Group Inc/The	5,143	158
Hewlett Packard Enterprise Co	266,700	5,694
HP Inc	166,102	5,420
InterDigital Inc	1,361	264
International Business Machines Corp	39,711	8,730
Juniper Networks Inc	32,600	1,221
Kyndryl Holdings Inc *	16,164	559
Micron Technology Inc	404	34
Microsoft Corp	2,057	867
Motorola Solutions Inc	11,846	5,476
NetApp Inc	19,448	2,258
NETGEAR Inc *	6,423	179
NVE Corp	3,767	307
Open Text Corp	63,100	1,785
Oracle Corp, Cl B	12,485	2,080
OSI Systems Inc *	86	14
PC Connection Inc	3,732	259
Pegasystems Inc	13,819	1,288
Plexus Corp *	761	119
Power Integrations Inc	688	42
Progress Software Corp	343	22
Qorvo Inc *	2,773	194
QUALCOMM Inc	5,423	833
Qualys Inc *	490	69
Roper Technologies Inc	2,574	1,338
ServiceNow Inc *	1,530	1,622
Skyworks Solutions Inc	13,307	1,180
Synopsys Inc *	118	57
TD SYNNEX Corp	26,234	3,077
Teledyne Technologies Inc *	5,465	2,536
Teradata Corp *	14,676	457
Texas Instruments Inc	16,426	3,080
TTM Technologies Inc *	1,538	38
Tyler Technologies Inc *	3,529	2,035
VeriSign Inc *	17,932	3,711
Vontier Corp	37,816	1,379
Zebra Technologies Corp, Cl A *	1,851	715

		130,198
Materials — 2.1%
Amcor PLC	93,835	883
AptarGroup Inc	4,251	668
Ardagh Metal Packaging SA	21,370	64
Avery Dennison Corp	4,439	831
Balchem Corp	563	92
Berry Global Group Inc	21,528	1,392
CF Industries Holdings Inc	17,990	1,535
Core Molding Technologies Inc *	1,818	30
Glatfelter Corp *	4,227	77
Graphic Packaging Holding Co	44,500	1,209
Hawkins Inc	111	14

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Innospec Inc	238	$26
NewMarket Corp	4,305	2,275
Packaging Corp of America	3,229	727
Reliance Inc	2,531	681
Sensient Technologies Corp	330	23
Sonoco Products Co	27,831	1,359
Sylvamo Corp	1,531	121
United States Lime & Minerals	654	87

		12,094
Real Estate — 0.5%
American Tower Corp, Cl A ‡	10,892	1,998
Broadstone Net Lease Inc, Cl A ‡	2,952	47
CareTrust REIT Inc ‡	5,258	142
Centerspace ‡	909	60
Farmland Partners Inc ‡	7,040	83
LTC Properties Inc ‡	3,973	137
National Health Investors Inc ‡	194	13
Phillips Edison & Co Inc ‡	1,921	72
RMR Group Inc/The, Cl A	6,593	136
Terreno Realty Corp ‡	575	34

		2,722
Utilities — 3.7%
American Electric Power Co Inc	33,703	3,108
American States Water Co	2,174	169
California Water Service Group, Cl A	684	31
CMS Energy Corp	10,810	720
Consolidated Water Co Ltd	6,914	179

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dominion Energy Inc	8,282	$446
Duke Energy Corp	14,497	1,562
Edison International	1,458	116
Entergy Corp	8,619	653
Evergy Inc	37,900	2,333
Exelon Corp	17,685	666
Genie Energy Ltd, Cl B	9,149	143
MGE Energy Inc	976	92
National Fuel Gas Co	96,171	5,836
NRG Energy Inc	23,400	2,111
Pinnacle West Capital Corp	15,300	1,297
Portland General Electric Co	3,689	161
PPL Corp	37,800	1,227
Southern Co/The	10,575	870
TXNM Energy	2,013	99
Unitil Corp	199	11

		21,830
Total Common Stock
(Cost $483,102) ($ Thousands)		575,999

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	4,956,811	4,957
Total Cash Equivalent
(Cost $4,957) ($ Thousands)		4,957
Total Investments in Securities — 99.8%
(Cost $488,059) ($ Thousands)		$580,956

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	6	Mar-2025	$1,818	$1,781	$(37)

Percentages are based on Net Assets of $582,321 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$8,433	$44,930	$(48,406)	$—	$—	$4,957	$108	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.2%
Australia — 0.0%
Computershare Ltd	7,868	$165

Austria — 0.1%
Oberbank AG	162	12
Telekom Austria AG, Cl A	44,848	369
UNIQA Insurance Group AG	30,730	249
		630

Belgium — 0.0%
Ageas SA/NV	4,495	218
Colruyt Group N.V	580	22
		240

Canada — 2.8%
Canadian Imperial Bank of Commerce	21,100	1,334
Canadian Tire Corp Ltd, Cl A	4,800	505
Canadian Utilities Ltd, Cl A	33,708	817
CCL Industries Inc, Cl B	10,400	535
CGI Inc, Cl A	16,832	1,841
Descartes Systems Group *	36,700	4,170
Dollarama Inc	20,576	2,007
Empire Co Ltd, Cl A	47,700	1,456
Enbridge	3,381	143
Fairfax Financial Holdings Ltd	1,144	1,591
George Weston Ltd	7,432	1,155
Gildan Activewear Inc	12,900	607
iA Financial Corp Inc	13,615	1,262
Intact Financial Corp	1,100	200
Loblaw Cos Ltd	19,699	2,591
Metro Inc/CN, Cl A	23,200	1,454
Open Text Corp	6,300	178
Royal Bank of Canada	1,200	144
TMX Group Ltd	8,600	265
		22,255

China — 0.8%
APT Satellite Holdings Ltd	202,000	58
BOC Hong Kong Holdings Ltd	932,903	2,997
TE Connectivity PLC	20,648	2,952
		6,007

Denmark — 0.8%
AP Moller - Maersk A/S, Cl A	229	368
AP Moller - Maersk A/S, Cl B	488	812
Danske Bank A/S	141,437	4,009
Pandora A/S	4,488	821
Schouw & Co A/S	1,793	134
Tryg A/S	18,542	391
		6,535

Finland — 0.7%
Elisa Oyj	36,070	1,561
Nokia Oyj	843,386	3,729
Orion Oyj, Cl A	259	12
		5,302

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
France — 2.6%
Bureau Veritas SA	5,122	$156
Capgemini SE	6,907	1,131
Cie Generale des Etablissements Michelin SCA	137,912	4,541
Danone SA	18,096	1,220
Dassault Systemes SE	23,594	818
Eiffage SA	1,151	101
Engie SA	69,620	1,104
La Francaise des Jeux SAEM	20,498	790
Legrand SA	4,157	405
Orange SA	483,592	4,821
Sanofi SA	3,574	347
TotalEnergies SE	92,299	5,101
Vivendi SE	2,338	6
		20,541

Germany — 0.9%
Bayerische Motoren Werke AG	18,362	1,501
Continental AG	14,340	966
Deutsche Telekom AG	11,861	355
Heidelberg Materials AG	800	99
SAP SE	15,527	3,818
		6,739

Hong Kong — 2.3%
CK Hutchison Holdings Ltd	888,364	4,746
CK Infrastructure Holdings Ltd	6,500	48
CLP Holdings Ltd, Cl B	93,616	787
Dah Sing Banking Group Ltd	177,343	187
Ferretti	16,900	49
HK Electric Investments & HK Electric Investments Ltd	258,500	176
HKT Trust & HKT Ltd	3,477,689	4,298
Miramar Hotel & Investment	49,000	58
PCCW Ltd	4,056,000	2,360
Power Assets Holdings Ltd	416,716	2,908
Regal Hotels International Holdings Ltd *	77,509	26
Swire Pacific Ltd, Cl A	110,948	1,006
VTech Holdings Ltd	42,069	286
WH Group Ltd	1,298,820	1,005
		17,940

Ireland — 0.4%
Accenture PLC, Cl A	9,295	3,270

Israel — 1.4%
Check Point Software Technologies Ltd *	41,796	7,803
Isracard Ltd	5	–
Nice Ltd *	4,393	749
Nova Ltd *	2,200	433
Radware Ltd *	24,814	559
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	2,532	172
Sapiens International Corp NV	7,575	204
Shufersal Ltd	30,940	322

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tower Semiconductor Ltd *	7,786	$401
		10,643

Italy — 0.4%
Eni SpA	114,165	1,561
Tenaris	77,701	1,466
		3,027

Japan — 10.0%
Achilles Corp	2,500	23
Aisin Corp	65,800	736
Albis Co Ltd	1,600	27
Amano Corp	11,300	305
Anritsu Corp	149,000	1,323
Arcs Co Ltd	53,500	881
Asahi Co Ltd	44,600	428
Asante Inc	10,700	113
Autobacs Seven Co Ltd	8,900	83
Belc Co Ltd	4,100	174
Bridgestone Corp	36,742	1,236
Brother Industries Ltd	43,029	729
Canon Inc	184,298	5,993
Canon Marketing Japan Inc	3,200	104
Cawachi Ltd	23,500	381
Central Japan Railway Co	27,814	523
Chubu Electric Power Co Inc	37,332	392
Create Medic Co Ltd	5,677	33
Daiken Medical	6,500	22
Daito Trust Construction Co Ltd	34,000	3,805
Earth Corp	14,800	525
Eco's	1,800	24
Eizo Corp	11,200	155
Ezaki Glico Co Ltd	36,500	1,088
FTGroup Co Ltd	2,900	23
Fujicco Co Ltd	18,100	194
FUJIFILM Holdings Corp	146,770	3,040
Fujiya Co Ltd	2,900	49
Gakken Holdings Co Ltd	9,200	62
Gakkyusha Co Ltd	3,600	47
Heiwado Co Ltd	64,400	935
Hokuto Corp	49,800	570
House Foods Group Inc	48,300	888
Japan Oil Transportation Co Ltd	2,100	38
Japan Post Bank Co Ltd	101,056	956
Japan Post Holdings Co Ltd	88,824	838
Japan Post Insurance Co Ltd	21,642	398
Japan Tobacco Inc	205,423	5,276
J-Oil Mills	11,100	152
JSP Corp	21,600	297
Kaken Pharmaceutical Co Ltd	15,200	434
Kato Sangyo Co Ltd	23,900	682
KDDI Corp	17,740	566
Kewpie Corp	47,300	1,007
Key Coffee Inc	4,000	52

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Konami Group Corp	18,096	$1,695
Kuriyama Holdings	4,200	33
Kyorin Pharmaceutical	97,500	929
Lion Corp	106,500	1,194
Marudai Food Co Ltd	3,000	32
McDonald's Holdings Co Japan Ltd	106,180	4,176
Megmilk Snow Brand Co Ltd	21,600	379
MEIJI Holdings Co Ltd	85,277	1,737
Ministop Co Ltd	4,700	51
Miroku Jyoho Service Co Ltd	2,100	26
Mitsubishi Chemical Group Corp, Cl B	50,287	254
Mitsubishi Shokuhin Co Ltd	12,600	399
Mitsui Chemicals Inc	210,400	4,598
Miyoshi Oil & Fat Co Ltd	15,100	145
MrMax Holdings Ltd	8,400	38
Musashi Co Ltd	2,400	25
Nagase Brothers	8,200	97
Nihon Chouzai Co Ltd	18,800	171
Nihon Denkei Co Ltd	2,000	24
Nikko Co Ltd/Hyogo	12,400	57
Nippn Corp	95,034	1,318
Nippon Telegraph & Telephone Corp	1,102,337	1,102
Nisshin Oillio Group Ltd/The	8,652	283
Nittoc Construction Co Ltd	7,000	44
Noevir Holdings	2,600	81
Oiles Corp	25,300	396
Okinawa Cellular Telephone Co	7,900	218
Okuwa Co Ltd	28,300	159
Oracle Corp Japan	14,431	1,383
Osaka Gas Co Ltd	3,328	73
Otsuka Holdings Co Ltd	1,761	96
OUG Holdings Inc	2,236	38
Prima Meat Packers	5,900	83
Pro-Ship	1,000	10
Sakata Seed Corp	1,900	42
San-A Co Ltd, Cl A	73,200	1,347
Sanki Engineering Co Ltd	7,200	144
Sanyo Chemical Industries	9,800	255
SCSK Corp	27,617	579
Secom Co Ltd	16,682	567
Seiko Epson Corp	58,461	1,056
Showa Sangyo Co Ltd	18,900	340
SoftBank Corp	3,757,070	4,748
Software Service	600	48
SRA Holdings	5,000	133
ST Corp	5,400	53
Step Co Ltd	9,200	129
Studio Alice Co Ltd	3,500	47
Sumitomo Electric Industries	119,200	2,133
Sundrug Co Ltd	45,500	1,159
Takamatsu Construction Group Co Ltd	4,900	87
Takeda Pharmaceutical Co Ltd	24,900	660
TIS Inc	10,700	253

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TOKAI Holdings Corp	128,000	$789
Tokio Marine Holdings Inc	88,874	3,193
Tokyo Individualized Educational Institute Inc	8,500	18
Trend Micro Inc/Japan *	49,351	2,664
Unicafe Inc *	6,400	37
United Super Markets Holdings Inc	32,300	155
Uoriki Co Ltd	5,800	91
Valor Holdings Co Ltd	14,200	197
Vital KSK Holdings Inc	5,800	46
Wowow Inc	19,124	121
Yamaya Corp	1,300	24
Yaoko Co Ltd	10,000	600
Zenrin Co Ltd	17,500	92
ZERIA Pharmaceutical	2,500	39
		78,797

Netherlands — 2.9%
Havas NV *	32,513	55
Koninklijke Ahold Delhaize NV	351,720	11,469
Koninklijke KPN NV	1,082,594	3,940
Wolters Kluwer NV	45,438	7,547
		23,011

Norway — 1.1%
AMSC ASA	29,261	67
DNB Bank ASA	8,899	178
Equinor ASA	5,210	124
Orkla ASA	266,262	2,309
Sparebank 1 Oestlandet	3,854	53
SpareBank 1 SMN	13,153	199
Sparebanken Vest	26,910	336
Telenor ASA	463,104	5,179
Veidekke ASA	19,659	246
		8,691

Singapore — 0.7%
Haw Par	3,200	26
Jardine Matheson Holdings Ltd	37,999	1,557
Kimly Ltd	85,900	20
Oversea-Chinese Banking Corp Ltd	73,659	901
Sembcorp Industries Ltd	33,893	137
Sheng Siong Group Ltd	1,367,374	1,644
Singapore Airlines Ltd	47,030	222
Singapore Exchange Ltd	114,416	1,069
StarHub Ltd	45,500	40
		5,616

Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	40,395	2,026
Aena SME SA	2,949	603
CaixaBank SA	1	–
Ebro Foods SA	9,388	155
Iberdrola SA	53,515	737
Logista Integral SA	30,628	926

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Redeia Corp SA	84,698	$1,447
		5,894

Sweden — 1.5%
Essity AB, Cl B	176,565	4,727
Telefonaktiebolaget LM Ericsson, Cl B	783,844	6,357
Telia Co AB	302,160	841
		11,925

Switzerland — 4.4%
ABB Ltd	23,666	1,280
Galderma Group *	33,745	3,747
Givaudan SA	246	1,077
Holcim AG	2,812	271
Novartis AG	85,696	8,355
Plazza AG	133	50
Roche Holding AG	26,201	7,393
Schindler Holding AG	17,045	4,682
SGS SA	10,566	1,061
Swiss Prime Site AG	13,485	1,472
Swisscom AG	7,636	4,256
UBS Group AG	29,439	903
		34,547

United Kingdom — 4.5%
Auto Trader Group PLC	163,357	1,622
BAE Systems PLC	20,922	301
Bunzl PLC	10,590	437
Canal SA *	32,513	83
Centrica PLC	542,879	908
Coca-Cola HBC AG	5,037	172
GSK PLC	427,872	7,216
Haleon PLC	181,522	858
Pearson PLC	94,836	1,523
RELX PLC	33,012	1,500
Sage Group PLC/The	370,323	5,904
Shell PLC	205,113	6,360
Spirent Communications PLC *	148,008	328
Tesco PLC	838,724	3,869
Unilever PLC	56,779	3,234
Vodafone Group PLC	1,520,338	1,301
		35,616

United States — 57.1%
Abbott Laboratories	54,750	6,193
AbbVie Inc	19,821	3,522
Advanced Micro Devices Inc *	21,776	2,630
Allstate Corp/The	18,951	3,654
Alphabet Inc, Cl A	30,060	5,690
Alphabet Inc, Cl C	13,055	2,486
Altria Group Inc	93,131	4,870
Amazon.com Inc, Cl A *	6,118	1,342
Amdocs Ltd	11,317	964
American Business Bank *	684	30
American Electric Power Co Inc	5,072	468
Amphenol Corp, Cl A	99,425	6,905

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Apple Inc	31,780	$7,958
AptarGroup Inc	23,180	3,642
AT&T Inc	470,031	10,703
Automatic Data Processing Inc	9,692	2,837
Bank of New York Mellon Corp/The	29,326	2,253
Becton Dickinson & Co	2,251	511
Berkshire Hathaway Inc, Cl B *	11,714	5,310
Booking Holdings Inc	1,322	6,568
Boston Scientific Corp *	87,320	7,799
Box Inc, Cl A *	32,436	1,025
Bristol-Myers Squibb Co	26,897	1,521
CACI International Inc, Cl A *	4,502	1,819
Campbell Soup Co	23,963	1,004
Cardinal Health Inc	11,411	1,350
Carlisle Cos Inc	8,091	2,984
Cboe Global Markets Inc	34,545	6,750
Cencora Inc, Cl A	17,434	3,917
CH Robinson Worldwide Inc	6,861	709
Chemed Corp	7,380	3,910
Chevron Corp	41	6
Chubb Ltd	10,281	2,841
Church & Dwight Co Inc	39,372	4,123
Cigna Group/The	8,864	2,448
Cintas Corp	29,362	5,364
Cisco Systems Inc	196,240	11,617
Clorox Co/The	17,717	2,877
CME Group Inc, Cl A	10,280	2,387
Coca-Cola Co/The	62,331	3,881
Colgate-Palmolive Co	95,157	8,651
Comcast Corp, Cl A	45,456	1,706
CommVault Systems Inc *	16,143	2,436
Conagra Brands Inc	44,979	1,248
Consolidated Edison Inc	53,692	4,791
Corning Inc, Cl B	3,198	152
Costco Wholesale Corp	7,357	6,741
CyberArk Software Ltd *	1,733	577
DaVita Inc *	2,036	304
Dolby Laboratories Inc, Cl A	44,397	3,467
Dominion Energy Inc	20,816	1,121
Domino's Pizza Inc	717	301
Dropbox Inc, Cl A *	49,128	1,476
DTE Energy Co	2,303	278
Duke Energy Corp	13,095	1,411
Dynatrace Inc *	14,231	773
eBay Inc	23,559	1,459
Ecolab Inc	9,462	2,217
Edison International	175	14
Electronic Arts Inc	65,900	9,641
Elevance Health Inc	1,856	685
Entergy Corp	600	45
Everest Group Ltd	7,217	2,616
Evergy Inc	11,143	686
Expeditors International of Washington Inc	14,768	1,636

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exxon Mobil Corp	84	$9
F5 Inc, Cl A *	26,586	6,686
Fair Isaac Corp *	1,504	2,994
FirstEnergy Corp	46,126	1,835
Fortinet Inc *	37,974	3,588
Fox Corp, Cl A	77,040	3,743
Fox Corp, Cl B	50,438	2,307
Gartner Inc *	1,281	621
General Dynamics Corp	4,722	1,244
General Mills Inc	53,178	3,391
Gilead Sciences Inc	68,673	6,343
GoDaddy Inc, Cl A *	19,843	3,916
Grand Canyon Education Inc *	2,882	472
Hologic Inc *	25,698	1,853
Ingredion Inc	21,454	2,951
Intercontinental Exchange Inc	19,094	2,845
International Business Machines Corp	24,376	5,359
Intuit Inc	4,066	2,555
Ituran Location and Control	654	20
Johnson & Johnson	72,155	10,435
Keurig Dr Pepper Inc	7,392	237
Kimberly-Clark Corp	85,139	11,157
Kraft Heinz Co/The	6,116	188
Leidos Holdings Inc	8,940	1,288
Lockheed Martin Corp	18,788	9,130
Manhattan Associates Inc *	3,271	884
Marathon Petroleum Corp	2,311	322
Marsh & McLennan Cos Inc	32,059	6,810
Mastercard Inc, Cl A	6,514	3,430
McDonald's Corp	4,229	1,226
McKesson Corp	15,921	9,074
Medtronic PLC	28,659	2,289
Merck & Co Inc	47,135	4,689
Meta Platforms Inc, Cl A	2,224	1,302
Micron Technology Inc	9,965	839
Microsoft Corp	29,462	12,418
Monolithic Power Systems Inc	2,683	1,588
Moody's Corp	6,286	2,976
Motorola Solutions Inc	26,894	12,431
NetApp Inc	41,135	4,775
Northrop Grumman Corp	5,975	2,804
NRG Energy Inc	4,555	411
NVIDIA Corp	30,219	4,058
Omnicom Group Inc	878	76
O'Reilly Automotive Inc *	124	147
Packaging Corp of America	1,508	340
Pfizer Inc	23,745	630
Philip Morris International Inc	32,679	3,933
Phillips 66	4,794	546
PPL Corp	14,971	486
Procter & Gamble Co/The	37,983	6,368
Progressive Corp/The	19,091	4,574
Quest Diagnostics Inc	2,307	348

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Regeneron Pharmaceuticals Inc *	2,289	$1,631
Republic Services Inc	35,764	7,195
Rollins Inc	1,927	89
Roper Technologies Inc	6,077	3,159
Royal Gold Inc, Cl A	6,836	901
Royalty Pharma PLC, Cl A	18,609	475
RPM International Inc	6,179	760
ServiceNow Inc *	1,457	1,545
Southern Co/The	15,988	1,316
Spotify Technology SA *	3,453	1,545
Synopsys Inc *	47	23
TJX Cos Inc/The	19,391	2,343
T-Mobile US Inc	14,146	3,122
Tyler Technologies Inc *	8,785	5,066
Tyson Foods Inc, Cl A	11,980	688
UL Solutions Inc, Cl A	59,438	2,965
United Therapeutics Corp *	5,816	2,052
Valero Energy Corp	438	54
Veeva Systems Inc, Cl A *	1,824	383
Veralto Corp	28,926	2,946
VeriSign Inc *	32,745	6,777
Verisk Analytics Inc, Cl A	4,250	1,171
Verizon Communications Inc	186,862	7,473
Visa Inc, Cl A	998	315
W R Berkley Corp	5,030	294
Walmart Inc	116,587	10,534
Waste Connections Inc	8,111	1,392
Waste Management Inc	22,867	4,614
Yum! Brands Inc	10,776	1,446
		448,515

Total Common Stock
(Cost $681,140) ($ Thousands)		755,906

PREFERRED STOCK — 1.1%
Germany — 1.1%
Bayerische Motoren Werke AG, 7.000%	2,870	215
Henkel AG & Co KGaA (A)	68,393	5,999
Volkswagen AG (A)	23,336	2,152

Total Preferred Stock
(Cost $7,735) ($ Thousands)		8,366

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	9,610,052	$9,610
Total Cash Equivalent
(Cost $9,610) ($ Thousands)		9,610
Total Investments in Securities — 98.5%
(Cost $698,485) ($ Thousands)		$773,882

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	11	Mar-2025	$573	$556	$(10)
FTSE 100 Index	2	Mar-2025	205	205	1
Hang Seng Index	1	Jan-2025	130	129	(1)
S&P 500 Index E-MINI	11	Mar-2025	3,363	3,265	(98)
SPI 200 Index	4	Mar-2025	513	505	(3)
TOPIX Index	4	Mar-2025	703	710	7
			$5,487	$5,370	$(104)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/13/25	SGD	2,906	USD	2,172	$40
Barclays PLC	01/13/25	AUD	4,495	USD	2,898	115
Barclays PLC	01/13/25	DKK	16,779	USD	2,382	50
Barclays PLC	01/13/25	CAD	20,353	USD	14,439	281
Barclays PLC	01/13/25	SEK	73,168	USD	6,720	94
Barclays PLC	01/14/25	JPY	6,258,890	USD	41,762	1,881
Brown Brothers Harriman	01/06/25	USD	1,189	JPY	187,565	5
Brown Brothers Harriman	01/13/25	USD	14	NZD	25	—
Brown Brothers Harriman	01/13/25	NZD	21	USD	12	—
Brown Brothers Harriman	01/13/25	SGD	225	USD	165	—
Brown Brothers Harriman	01/13/25	USD	258	SGD	349	(2)
Brown Brothers Harriman	01/13/25	USD	272	DKK	1,933	(3)
Brown Brothers Harriman	01/13/25	USD	344	AUD	544	(7)
Brown Brothers Harriman	01/13/25	AUD	418	USD	261	3
Brown Brothers Harriman	01/13/25	USD	104	NOK	1,188	—
Brown Brothers Harriman	01/13/25	USD	437	NOK	4,905	(6)
Brown Brothers Harriman	01/13/25	USD	798	SEK	8,745	(6)
Brown Brothers Harriman	01/13/25	DKK	1,228	USD	171	—
Brown Brothers Harriman	01/13/25	CHF	1,151	USD	1,285	14
Brown Brothers Harriman	01/13/25	CHF	145	USD	160	—
Brown Brothers Harriman	01/13/25	GBP	1,106	USD	1,389	3
Brown Brothers Harriman	01/13/25	GBP	200	USD	250	—
Brown Brothers Harriman	01/13/25	USD	1,112	HKD	8,645	1
Brown Brothers Harriman	01/13/25	USD	247	HKD	1,917	—
Brown Brothers Harriman	01/13/25	CAD	1,239	USD	864	2
Brown Brothers Harriman	01/13/25	CAD	299	USD	207	—
Brown Brothers Harriman	01/13/25	USD	311	CAD	447	—
Brown Brothers Harriman	01/13/25	USD	1,386	CAD	1,979	(10)
Brown Brothers Harriman	01/13/25	USD	284	CHF	257	—
Brown Brothers Harriman	01/13/25	USD	1,669	CHF	1,483	(30)
Brown Brothers Harriman	01/13/25	USD	389	GBP	311	—
Brown Brothers Harriman	01/13/25	USD	2,107	GBP	1,660	(28)
Brown Brothers Harriman	01/13/25	EUR	2,509	USD	2,606	7
Brown Brothers Harriman	01/13/25	NOK	413	USD	37	—
Brown Brothers Harriman	01/13/25	NOK	3,498	USD	307	(1)
Brown Brothers Harriman	01/13/25	USD	4,128	EUR	3,940	(46)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	01/13/25	SEK	4,339	USD	394	$1
Brown Brothers Harriman	01/13/25	SEK	931	USD	84	—
Brown Brothers Harriman	01/13/25	HKD	5,400	USD	695	—
Brown Brothers Harriman	01/14/25	USD	1,197	JPY	187,982	1
Brown Brothers Harriman	01/14/25	USD	3,825	JPY	587,333	(83)
Brown Brothers Harriman	01/14/25	JPY	98,991	USD	641	11
Brown Brothers Harriman	01/14/25	JPY	578,300	USD	3,678	(7)
Standard Chartered	01/13/25	GBP	15,308	USD	19,528	359
Standard Chartered	01/13/25	NOK	52,466	USD	4,722	102
Westpac Banking	01/13/25	NZD	214	USD	126	6
Westpac Banking	01/13/25	CHF	15,104	USD	17,253	566
Westpac Banking	01/13/25	EUR	34,333	USD	36,329	764
Westpac Banking	01/13/25	HKD	85,631	USD	11,018	(7)
						$4,070

Percentages are based on Net Assets of $785,421 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security.
(A)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$23,798	$35,152	$(49,340)	$—	$—	$9,610	$113	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.9%

Communication Services — 7.3%
AT&T Inc	477,204	$10,866
Comcast Corp, Cl A	82,420	3,093
Fox Corp, Cl A	136,664	6,639
Fox Corp, Cl B	92,964	4,252
Madison Square Garden Sports Corp *	8,894	2,007
New York Times Co/The, Cl A	90,194	4,695
SK Telecom Co Ltd ADR	113,106	2,380
Spotify Technology SA *	5,934	2,655
T-Mobile US Inc	25,491	5,627
Verizon Communications Inc	287,098	11,481

		53,695
Consumer Discretionary — 7.5%
AutoZone Inc *	4,016	12,859
Booking Holdings Inc	195	969
BorgWarner Inc	61,681	1,961
Columbia Sportswear Co	9,048	759
Coupang Inc, Cl A *	26,354	579
Darden Restaurants Inc	25,847	4,825
eBay Inc	34,245	2,122
Garmin Ltd	456	94
Gentex Corp	87,177	2,505
Grand Canyon Education Inc *	7,620	1,248
H&R Block Inc	49,232	2,601
Honda Motor Co Ltd ADR	114,882	3,280
Mattel Inc *	88,861	1,576
McDonald's Corp	24,019	6,963
Murphy USA Inc	6,300	3,161
Texas Roadhouse Inc, Cl A	37,143	6,702
TJX Cos Inc/The	1,620	196
Toyota Motor Corp ADR	13,700	2,666

		55,066
Consumer Staples — 18.1%
Altria Group Inc	148,667	7,774
Archer-Daniels-Midland Co	29,950	1,513
Bunge Global SA	7,589	590
Campbell Soup Co	76,667	3,211
Casey's General Stores Inc	2,654	1,052
Church & Dwight Co Inc	67,498	7,068
Clorox Co/The	41,752	6,781
Coca-Cola Co/The	58,844	3,664
Coca-Cola Europacific Partners PLC	49,400	3,794
Colgate-Palmolive Co	57,630	5,239
Conagra Brands Inc	129,094	3,582
Costco Wholesale Corp	9,748	8,932
General Mills Inc	82,882	5,285
Hershey Co/The	32,131	5,441
Hormel Foods Corp	50,691	1,590
Ingredion Inc	28,345	3,899
Kellanova	71,953	5,826
Kimberly-Clark Corp	38,750	5,078
Kraft Heinz Co/The	42,181	1,295

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kroger Co/The	129,500	$7,919
Lamb Weston Holdings Inc	28,333	1,894
McCormick & Co Inc/MD	71,893	5,481
Metro Inc/CN, Cl A	36,800	2,307
Molson Coors Beverage Co, Cl B	123,499	7,079
PepsiCo Inc	54,885	8,346
Pilgrim's Pride Corp *	41,955	1,904
Procter & Gamble Co/The	13,603	2,281
Tyson Foods Inc, Cl A	21,054	1,209
Walmart Inc	136,072	12,294
WK Kellogg Co	39,744	715

		133,043
Energy — 1.9%
Chevron Corp	7,318	1,060
DT Midstream Inc	7,200	716
Exxon Mobil Corp	21,000	2,259
Marathon Petroleum Corp	19,475	2,717
Shell PLC ADR	15,825	991
TotalEnergies ADR	12,457	679
Williams Cos Inc/The	96,414	5,218

		13,640
Financials — 14.0%
Aflac Inc	112,800	11,668
Allstate Corp/The	40,900	7,885
American Financial Group Inc/OH	17,700	2,424
Bank of New York Mellon Corp/The	10,906	838
Berkshire Hathaway Inc, Cl B *	7,600	3,445
Cboe Global Markets Inc	37,358	7,300
Chubb Ltd	10,965	3,030
Cullen/Frost Bankers Inc	15,055	2,021
Everest Group Ltd	29,810	10,805
Hanover Insurance Group Inc/The, Cl A	19,700	3,047
Jack Henry & Associates Inc	10,939	1,918
Morningstar Inc, Cl A	2,322	782
National Bank of Canada	25,300	2,305
Progressive Corp/The	75,070	17,987
RenaissanceRe Holdings Ltd	23,733	5,905
Travelers Cos Inc/The	24,347	5,865
Unum Group	77,423	5,654
Western Union Co/The	510,420	5,410
White Mountains Insurance Group Ltd	2,113	4,110

		102,399
Health Care — 14.6%
AbbVie Inc	48,800	8,672
Amgen Inc, Cl A	16,800	4,379
AstraZeneca PLC ADR	60,600	3,970
Bristol-Myers Squibb Co	107,196	6,063
Cardinal Health Inc	25,861	3,059
Cencora Inc, Cl A	30,215	6,789
Chemed Corp	3,410	1,807
Cigna Group/The	4,342	1,199
CVS Health Corp	21,521	966

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Elevance Health Inc	30,266	$11,165
Eli Lilly & Co	11,642	8,988
Exelixis Inc *	160,259	5,337
Gilead Sciences Inc	40,018	3,696
Humana Inc	173	44
Incyte Corp *	101,039	6,979
Intra-Cellular Therapies Inc, Cl A *	14,503	1,211
Jazz Pharmaceuticals PLC *	8,099	997
Johnson & Johnson	14,300	2,068
McKesson Corp	8,957	5,105
Merck & Co Inc	84,692	8,425
Neurocrine Biosciences Inc *	16,674	2,276
Pfizer Inc	23,688	628
United Therapeutics Corp *	17,555	6,194
UnitedHealth Group Inc	14,849	7,511

		107,528
Industrials — 12.3%
Allison Transmission Holdings Inc	38,609	4,172
Automatic Data Processing Inc	11,453	3,353
Carrier Global Corp	41,800	2,853
CH Robinson Worldwide Inc	23,402	2,418
Cummins Inc	8,000	2,789
EMCOR Group Inc	13,372	6,069
General Dynamics Corp	10,476	2,760
L3Harris Technologies Inc	22,600	4,752
Landstar System Inc	11,414	1,962
Lockheed Martin Corp	16,599	8,066
Northrop Grumman Corp	26,239	12,314
Quanta Services Inc	14,288	4,516
Republic Services Inc	57,668	11,602
Rollins Inc	1,738	80
RTX Corp	84,342	9,760
Waste Management Inc	63,511	12,816

		90,282
Information Technology — 16.2%
Amdocs Ltd	170,150	14,487
Apple Inc	56,006	14,025
Arrow Electronics Inc, Cl A *	4,281	484
Avnet Inc	61,580	3,222
Canon Inc ADR	15,462	503
Cisco Systems Inc	88,353	5,230
Cognizant Technology Solutions Corp, Cl A	61,512	4,730
Dropbox Inc, Cl A *	59,239	1,780
F5 Inc, Cl A *	19,371	4,871
Fortinet Inc *	1,029	97
Gartner Inc *	196	95
Gen Digital Inc	75,472	2,066
GoDaddy Inc, Cl A *	7,281	1,437
Hewlett Packard Enterprise Co	175,719	3,752
HP Inc	21,826	712
International Business Machines Corp	18,046	3,967
Juniper Networks Inc	41,610	1,558

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Microsoft Corp	40,733	$17,169
Motorola Solutions Inc	22,133	10,231
NetApp Inc	46,296	5,374
Oracle Corp, Cl B	72,051	12,007
Synopsys Inc *	18,674	9,064
TD SYNNEX Corp	7,334	860
Tyler Technologies Inc *	1,139	657
VeriSign Inc *	1,508	312

		118,690
Materials — 2.2%
AptarGroup Inc	6,262	984
Avery Dennison Corp	26,300	4,922
CF Industries Holdings Inc	4,694	400
LyondellBasell Industries NV, Cl A	9,592	712
NewMarket Corp	3,975	2,100
Royal Gold Inc, Cl A	11,548	1,523
Sealed Air Corp	58,400	1,976
Silgan Holdings Inc	37,000	1,926
Sonoco Products Co	37,327	1,823

		16,366
Real Estate — 0.3%
Equity LifeStyle Properties Inc ‡	29,390	1,957

Utilities — 4.5%
Ameren Corp	21,800	1,943
American Electric Power Co Inc	23,100	2,130
DTE Energy Co	38,099	4,600
Duke Energy Corp	26,843	2,892
Entergy Corp	34,800	2,639
National Fuel Gas Co	153,536	9,317
NextEra Energy Inc	16,568	1,188
Portland General Electric Co	39,600	1,727
Public Service Enterprise Group Inc	27,400	2,315
Southern Co/The	19,305	1,589
WEC Energy Group Inc	29,250	2,751

		33,091
Total Common Stock
(Cost $354,584) ($ Thousands)		725,757

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	7,449,490	7,449
Total Cash Equivalent
(Cost $7,449) ($ Thousands)		7,449
Total Investments in Securities — 99.9%
(Cost $362,033) ($ Thousands)		$733,206

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	1	Mar-2025	$297	$297	$–

Percentages are based on Net Assets of $733,652 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$14,348	$85,238	$(92,137)	$—	$—	$7,449	$234	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.7%
Australia — 5.4%
a2 Milk *	38,118	$136
AGL Energy Ltd	163,774	1,145
Ampol Ltd	24,949	435
ANZ Group Holdings Ltd	52,871	934
Aurizon Holdings Ltd	45,170	91
Bendigo & Adelaide Bank Ltd	69,640	565
Brambles Ltd	87,054	1,037
CAR Group Ltd	4,561	102
Coles Group Ltd	13,130	154
Computershare Ltd	23,958	504
CSL Ltd	2,749	479
Fortescue Ltd	5,488	62
Harvey Norman Holdings Ltd	219,279	634
JB Hi-Fi Ltd	2,079	119
Metcash Ltd, Cl A	66,156	127
Northern Star Resources Ltd	12,917	124
Orica Ltd	31,372	322
Origin Energy Ltd	167,840	1,133
QBE Insurance Group Ltd	84,240	1,001
REA Group Ltd	2,613	377
Rio Tinto Ltd	8,069	587
Telstra Group Ltd, Cl B	99,912	248
Ventia Services Group Pty Ltd	257,263	573
Wesfarmers Ltd	9,227	409
Woodside Energy Group Ltd	3,059	47
Woolworths Group Ltd	5,182	98
		11,443

Austria — 0.6%
ANDRITZ AG	6,917	351
CA Immobilien Anlagen AG	4,737	115
Eurotelesites AG *	20,380	99
EVN AG	8,094	184
Telekom Austria AG, Cl A	64,832	534
		1,283

Belgium — 0.8%
Ackermans & van Haaren	512	101
Ageas SA/NV	14,522	705
Colruyt Group N.V	20,118	755
Proximus SADP *	39,867	208
		1,769

Canada — 2.3%
Atco Ltd/Canada, Cl I	15,063	498
Bank of Nova Scotia/The, Cl C	1,872	100
Canadian Imperial Bank of Commerce	12,612	797
Canadian Tire Corp Ltd, Cl A	5,131	540
Cogeco Communications Inc	12,984	608
iA Financial Corp Inc	5,322	493
Loblaw Cos Ltd	11,411	1,501
Power Corp of Canada	9,482	296
Stella-Jones Inc	1,323	66
		4,899

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China — 0.3%
BOC Hong Kong Holdings Ltd	26,000	$83
Wilmar International Ltd	201,800	459
		542

Denmark — 2.5%
AP Moller - Maersk A/S, Cl B	59	98
Ascendis Pharma A/S ADR *	1,663	229
Carlsberg AS, Cl B	5,315	510
Coloplast A/S, Cl B	2,216	243
Danske Bank A/S	48,402	1,372
DSV A/S	407	87
Jyske Bank A/S	2,041	145
Novo Nordisk A/S, Cl B	8,601	742
Scandinavian Tobacco Group A/S	28,240	374
Sydbank AS	20,564	1,085
Tryg A/S	8,761	185
UIE PLC	2,890	122
		5,192

Finland — 0.5%
Kemira Oyj	27,888	564
Kesko Oyj, Cl B	17,591	332
Orion Oyj, Cl B	3,767	167
TietoEVRY Oyj	4,955	87
		1,150

France — 7.8%
Air Liquide SA	4,269	694
AXA SA	26,596	945
BNP Paribas SA	3,209	197
Bouygues SA	12,189	360
Bureau Veritas SA	25,100	763
Carrefour SA	99,026	1,408
Cie Generale des Etablissements Michelin SCA	25,469	839
Credit Agricole SA	32,088	442
Danone SA	16,159	1,090
Eiffage SA	8,562	751
Engie SA	125,952	1,997
Legrand SA	2,659	259
Metropole Television SA	19,848	231
Orange SA	237,234	2,365
Rallye SA *	776,984	35
Sanofi SA	18,426	1,788
Societe BIC SA	13,642	901
Thales SA, Cl A	2,633	378
TotalEnergies SE	17,251	953
		16,396

Germany — 5.0%
Beiersdorf AG	8,856	1,140
Daimler Truck Holding	5,567	213
Deutsche Boerse AG	1,530	352
Deutsche Post AG	15,855	559
Deutsche Telekom AG	102,022	3,056

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DMG Mori	3,017	$142
E.ON SE	18,854	220
Evonik Industries AG	10,730	186
Fresenius Medical Care AG	3,728	170
Fresenius SE & Co KGaA	3,549	123
Hannover Rueck SE	1,509	378
Henkel AG & Co KGaA	5,842	450
Hornbach Holding AG & Co KGaA	7,735	582
Knorr-Bremse AG	2,220	161
Merck KGaA	1,146	167
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,372	1,701
SAP SE	2,500	615
Sirius Real Estate Ltd	87,389	86
Talanx AG	4,435	377
		10,678

Hong Kong — 3.6%
Bank of East Asia	49,200	62
CK Asset Holdings Ltd	110,000	452
CK Hutchison Holdings Ltd	214,500	1,146
CLP Holdings Ltd, Cl B	91,500	769
Dah Sing Banking Group Ltd	648,000	684
HK Electric Investments & HK Electric Investments Ltd	457,000	312
HKT Trust & HKT Ltd	355,000	439
MTR Corp Ltd	31,000	108
PCCW Ltd	474,704	276
Power Assets Holdings Ltd	76,000	530
SmarTone Telecommunications Holdings Ltd	214,500	114
Swire Pacific Ltd, Cl A	43,500	395
VTech Holdings Ltd	151,100	1,027
WH Group Ltd	1,808,500	1,399
		7,713

Indonesia — 0.1%
First Resources Ltd	208,100	227

Ireland — 0.1%
Glanbia PLC	20,384	281

Israel — 2.4%
Bank Hapoalim BM	15,850	191
Bank Leumi Le-Israel BM	58,139	692
Bezeq The Israeli Telecommunication Corp Ltd	420,134	598
Check Point Software Technologies Ltd *	9,561	1,785
Elbit Systems Ltd	360	94
Isracard Ltd	29,937	133
Mizrahi Tefahot Bank Ltd	12,013	520
Nice Ltd ADR *	1,425	242
Nova Ltd *	853	168
Oil Refineries Ltd	888,130	229
Radware Ltd *	5,518	124
Shufersal Ltd	15,221	159

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tower Semiconductor Ltd *	2,112	$109
		5,044

Italy — 1.4%
A2A SpA	390,746	867
ACEA SpA	16,169	313
Enel SpA	38,590	275
Eni SpA	45,545	623
Generali	15,478	438
Leonardo SpA	5,397	145
Terna - Rete Elettrica Nazionale	27,136	214
		2,875

Japan — 23.9%
AEON REIT Investment Corp ‡	276	222
AGC Inc/Japan	3,300	97
Anritsu Corp	22,500	200
Arcs Co Ltd	32,700	539
Asahi Kasei Corp	52,600	363
Autobacs Seven Co Ltd	13,500	126
Bandai Namco Holdings Inc	6,900	165
Bridgestone Corp	18,300	616
Brother Industries Ltd	48,700	825
Canon Inc	54,500	1,772
Central Japan Railway Co	2,200	41
Chubu Electric Power Co Inc	32,700	343
Citizen Watch Co Ltd	47,100	277
Daicel Corp	45,200	400
Daiichi Sankyo Co Ltd	7,500	205
Daiki Aluminium Industry Co Ltd	9,800	66
Daito Trust Construction Co Ltd	5,800	649
EDION Corp	19,400	221
ENEOS Holdings Inc	330,400	1,735
Ezaki Glico Co Ltd	13,300	397
Fuji Nihon Seito Corp	7,600	49
FUJIFILM Holdings Corp	20,200	418
Heiwado Co Ltd	7,900	115
Hirose Electric Co Ltd	400	47
Honda Motor Co Ltd	102,800	980
Hoya Corp	1,500	186
Idemitsu Kosan Co Ltd	85,800	566
Inpex Corp	64,300	810
Isuzu Motors	16,000	218
ITOCHU Corp	8,600	423
Itochu Enex Co Ltd	53,800	557
Itoham Yonekyu Holdings Inc	17,980	451
Japan Post Bank Co Ltd	34,900	330
Japan Post Holdings Co Ltd	121,500	1,146
Japan Real Estate Investment Corp ‡	60	41
Japan Tobacco Inc	45,600	1,171
Kajima Corp	26,900	488
Kaken Pharmaceutical Co Ltd	14,900	426
Kamigumi Co Ltd	15,600	339
Kaneka Corp	5,300	126

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kansai Electric Power Co Inc/The	37,200	$413
Kao Corp	4,000	162
Kato Sangyo Co Ltd	5,400	154
KDDI Corp	49,900	1,591
Keihanshin Building Co Ltd	4,300	45
Keisei Electric Railway Co Ltd	14,022	126
Kewpie Corp	12,300	262
Kinden Corp	10,800	207
Kirin Holdings Co Ltd	65,500	851
Kuraray Co Ltd	77,900	1,117
Kurimoto Ltd	5,300	146
Lintec Corp	17,400	335
Lion Corp	25,400	285
Marubeni Corp	4,800	72
McDonald's Holdings Co Japan Ltd	2,600	102
Megmilk Snow Brand Co Ltd	17,400	305
MEIJI Holdings Co Ltd	21,400	436
MIRAIT ONE corp	41,700	606
Mitsubishi Chemical Group Corp, Cl B	153,100	774
Mitsubishi Electric Corp	5,800	98
Mitsubishi Shokuhin Co Ltd	14,500	459
Mitsubishi UFJ Financial Group Inc	86,300	1,009
Mitsui & Co Ltd	6,400	133
Mitsui Chemicals Inc	15,700	343
Mizuho Financial Group Inc	81,680	1,996
Morinaga & Co Ltd/Japan	14,400	249
Morishita Jintan Co Ltd	4,200	56
MS&AD Insurance Group Holdings Inc	6,800	147
NEC Corp	1,000	86
NGK Insulators	8,700	110
NH Foods Ltd	5,800	188
Nichirei Corp	6,500	173
Nippn Corp	10,100	140
Nippon Building Fund Inc ‡	280	218
NIPPON EXPRESS HOLDINGS INC	18,300	278
Nippon Kayaku Co Ltd	25,100	204
Nippon Light Metal Holdings Co Ltd	12,300	121
Nippon Telegraph & Telephone Corp	1,241,100	1,241
Nippon Television Holdings Inc	13,100	227
Nipro	19,700	187
Nisshin Seifun Group Inc	14,500	169
Niterra Co Ltd	16,200	517
Nitto Fuji Flour Milling Co Ltd	5,000	213
Obayashi Corp	11,500	152
Obic Co Ltd	8,000	238
Okinawa Cellular Telephone Co	6,200	171
Ono Pharmaceutical Co Ltd	28,500	297
Oracle Corp Japan	2,500	240
Osaka Gas Co Ltd	58,200	1,274
Otsuka Corp	18,200	417
Otsuka Holdings Co Ltd	13,700	746
Raito Kogyo Co Ltd	7,000	98
Rengo Co Ltd	15,800	88

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sankyo Co Ltd	68,500	$923
Sankyu Inc	7,300	252
Secom Co Ltd	15,800	537
Seiko Epson Corp	57,800	1,044
Seino Holdings Co Ltd	58,300	879
Sekisui Chemical Co Ltd	41,000	703
Sekisui House Ltd	17,800	425
Senko Group Holdings Co Ltd	47,200	446
Shionogi & Co Ltd	54,300	762
Showa Sangyo Co Ltd	5,500	99
SoftBank Corp	202,000	255
Sompo Holdings Inc	7,200	187
Subaru Corp	16,100	286
Sumitomo Corp	20,800	451
Sumitomo Heavy Industries Ltd	10,800	221
Sumitomo Mitsui Financial Group Inc	28,700	690
Sumitomo Mitsui Trust Holdings Inc	34,200	800
Sumitomo Rubber Industries Ltd	17,600	198
Sundrug Co Ltd	7,900	201
Suntory Beverage & Food Ltd	6,300	200
Toho Holdings Co Ltd	5,000	135
TOPPAN Holdings Inc	10,000	266
Toyota Boshoku Corp	12,200	158
Trend Micro Inc/Japan	6,600	356
USS Co Ltd	8,500	74
Valor Holdings Co Ltd	29,600	410
Yamada Holdings Co Ltd	74,700	215
Yamaguchi Financial Group Inc	58,000	601
Yaoko Co Ltd	1,900	114
Zaoh Co Ltd	8,700	134
		50,440

Jordan — 0.3%
Hikma Pharmaceuticals PLC	27,675	691

Netherlands — 3.7%
ABN AMRO Bank NV	11,695	180
EXOR	5,797	532
Koninklijke Ahold Delhaize NV	103,418	3,372
Koninklijke KPN NV	298,132	1,085
Koninklijke Vopak NV	5,791	255
NN Group NV	26,765	1,166
Shell PLC	3,555	111
Wolters Kluwer NV	6,328	1,051
		7,752

New Zealand — 0.6%
Channel Infrastructure NZ	211,528	222
Fisher & Paykel Healthcare Corp Ltd	19,131	412
Mercury NZ Ltd	109,078	357
Meridian Energy Ltd	35,190	116
Spark New Zealand Ltd	75,772	125
		1,232

Norway — 1.6%
DNB Bank ASA	34,667	694

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Norsk Hydro ASA	28,454	$157
Orkla ASA	164,584	1,427
Sparebank 1 Oestlandet	8,506	118
SpareBank 1 SR-Bank ASA	17,208	222
Telenor ASA	68,906	771
		3,389

Portugal — 0.5%
EDP - Energias de Portugal SA	87,373	280
Jeronimo Martins SGPS SA	9,535	182
Navigator Co SA/The	11,234	42
NOS SGPS SA	53,983	186
Sonae SGPS SA	383,487	363
		1,053

Singapore — 4.1%
DBS Group Holdings Ltd	64,770	2,076
Genting Singapore Ltd	173,700	97
Jardine Cycle & Carriage Ltd	96,100	1,996
Jardine Matheson Holdings Ltd	8,300	340
Mapletree Logistics Trust ‡	154,270	144
Oversea-Chinese Banking Corp Ltd	114,100	1,396
Sheng Siong Group Ltd	292,300	351
Singapore Exchange Ltd	68,100	636
Singapore Technologies Engineering Ltd	110,400	377
United Overseas Bank Ltd	48,300	1,286
Venture Corp Ltd	8,100	78
		8,777

South Africa — 0.0%
Thungela Resources Ltd	1,394	10

Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	8,931	448
Aena SME SA	693	142
CaixaBank SA	14,847	80
Endesa SA	25,864	556
Faes Farma SA	27,579	99
Iberdrola SA	49,078	676
Indra Sistemas	14,782	261
Industria de Diseno Textil SA	5,193	267
Logista Integral SA	62,637	1,894
Repsol SA, Cl A	46,639	565
Telefonica SA	23,189	95
		5,083

Sweden — 2.9%
Axfood AB	6,580	139
Betsson, Cl B	22,582	294
Epiroc AB, Cl B	14,793	231
Essity AB, Cl B	55,276	1,480
Industrivarden AB, Cl C	6,286	199
KNOW IT AB	7,589	95
Nyfosa AB	18,745	183
Securitas AB, Cl B	35,224	436

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Skandinaviska Enskilda Banken AB, Cl A	27,192	$373
Svenska Cellulosa AB SCA, Cl B	11,438	145
Swedbank AB, Cl A	27,866	551
Telefonaktiebolaget LM Ericsson ADR	52,756	425
Telia Co AB	304,685	848
Volvo AB, Cl B	26,274	640
		6,039

Switzerland — 9.2%
ABB Ltd	9,006	487
Alcon Inc	3,282	279
ALSO Holding AG	606	150
Baloise Holding AG	1,761	319
Basellandschaftliche Kantonalbank	44	42
Berner Kantonalbank AG	473	123
BKW AG	5,701	946
Chocoladefabriken Lindt & Spruengli AG	44	489
EFG International AG	27,742	404
Emmi AG	316	257
EMS-Chemie Holding AG	206	139
Galderma Group *	1,545	172
Givaudan SA	91	398
Holcim AG	11,092	1,069
Logitech International SA	2,738	226
Nestle SA	4,467	367
Novartis AG	35,456	3,457
PSP Swiss Property AG	3,886	554
Roche Holding AG	6,878	1,926
Romande Energie Holding SA	1,900	90
Sandoz Group AG	4,317	177
Schindler Holding AG	2,150	595
SGS SA	3,895	391
Sika AG	1,337	319
Sonova Holding AG	1,166	382
Swiss Life Holding AG	1,267	980
Swiss Prime Site AG	1,190	130
Swiss Re AG	10,706	1,553
Swisscom AG	1,497	834
Thurgauer Kantonalbank	927	130
TX Group AG	559	112
Valiant Holding AG	5,564	649
Zurich Insurance Group AG	2,252	1,341
		19,487

United Kingdom — 13.5%
3i Group PLC	10,364	463
Atalaya Mining PLC	22,294	100
Aviva PLC	16,250	95
B&M European Value Retail SA	49,464	227
BAE Systems PLC	98,951	1,423
Balfour Beatty PLC	63,348	361
Bank of Georgia Group PLC	10,762	635
BP PLC	66,662	328
British American Tobacco PLC	25,322	913

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Britvic PLC	61,970	$1,016
BT Group PLC, Cl A	315,618	569
Bunzl PLC	4,525	187
Centrica PLC	51,151	86
Coca-Cola Europacific Partners PLC	9,921	762
Coca-Cola HBC AG	34,962	1,196
Computacenter PLC	4,428	118
DCC PLC	1,124	72
Diageo PLC	3,992	127
Endeavour Mining PLC	6,089	109
Ferguson Enterprises	1,009	176
GSK PLC	148,811	2,509
GSK PLC ADR	1,901	64
Haleon PLC	160,934	761
Howden Joinery Group PLC	31,799	316
HSBC Holdings PLC	99,862	982
Imperial Brands PLC	87,453	2,796
Inchcape PLC	12,434	120
J Sainsbury PLC	385,603	1,321
Kingfisher PLC	130,332	406
Pearson PLC	49,406	793
Premier Foods PLC	271,883	639
QinetiQ Group PLC	203,824	1,060
RELX PLC	19,793	900
Sage Group PLC/The	52,098	831
Serco Group PLC	261,679	496
Shell PLC	45,087	1,398
Spirent Communications PLC *	75,809	168
Tesco PLC	642,498	2,964
Unilever PLC	12,140	691
Vodafone Group PLC	473,006	405
		28,583

United States — 0.2%
Spotify Technology SA *	886	396

Total Common Stock
(Cost $149,993) ($ Thousands)		202,424

PREFERRED STOCK — 0.9%
Germany — 0.9%
Henkel AG & Co KGaA (A)	21,791	1,911

Total Preferred Stock
(Cost $1,392) ($ Thousands)		1,911

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	2,034,523	$2,035
Total Cash Equivalent
(Cost $2,035) ($ Thousands)		2,035
Total Investments in Securities — 97.6%
(Cost $153,420) ($ Thousands)		$206,370

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Managed International Managed Volatility Fund (Concluded)

Percentages are based on Net Assets of $211,436 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	No interest rate available.

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	8	Mar-2025	$409	$403	$(3)
FTSE 100 Index	2	Mar-2025	206	205	1
Hang Seng Index	1	Jan-2025	129	130	1
SPI 200 Index	2	Mar-2025	255	253	(1)
TOPIX Index	4	Mar-2025	708	709	1
			$1,707	$1,700	$(1)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,367	$12,072	$(11,404)	$—	$—	$2,035	$30	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary for abbreviations”.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Real Estate Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.4%

Real Estate — 98.4%
Agree Realty Corp ‡	14,000	$986
Alexandria Real Estate Equities Inc ‡	5,300	517
American Healthcare REIT Inc ‡	26,520	754
American Tower Corp, Cl A ‡	21,500	3,943
Americold Realty Trust Inc ‡	16,720	358
Brixmor Property Group Inc ‡	52,430	1,460
Broadstone Net Lease Inc, Cl A ‡	22,300	354
BXP Inc ‡	13,950	1,037
Camden Property Trust ‡	17,740	2,059
CBRE Group Inc, Cl A *	10,900	1,431
Cousins Properties Inc ‡	37,700	1,155
Crown Castle Inc ‡	15,800	1,434
CubeSmart ‡	15,390	659
DiamondRock Hospitality Co ‡	52,679	476
Digital Realty Trust Inc, Cl A ‡	21,400	3,795
Douglas Emmett Inc ‡	12,980	241
EastGroup Properties Inc ‡	3,770	605
Equinix Inc ‡	5,535	5,219
Equity Residential ‡	26,240	1,883
Extra Space Storage Inc ‡	15,870	2,374
Federal Realty Investment Trust ‡	6,750	756
First Industrial Realty Trust Inc ‡	13,780	691
Healthpeak Properties Inc ‡	77,700	1,575
Host Hotels & Resorts Inc ‡	81,410	1,426
InvenTrust Properties Corp ‡	9,841	296
Invitation Homes Inc ‡	97,840	3,128
Iron Mountain Inc ‡	12,330	1,296
Jones Lang LaSalle Inc *	1,200	304
Kilroy Realty Corp ‡	7,914	320
Kimco Realty Corp ‡	53,130	1,245
Kite Realty Group Trust ‡	26,500	669
Lamar Advertising Co, Cl A ‡	6,200	755
Lineage Inc ‡	8,950	524
Macerich Co/The ‡	21,600	430
National Health Investors Inc ‡	4,580	317
NETSTREIT Corp ‡	20,000	283

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NNN REIT Inc ‡	20,600	$841
Omega Healthcare Investors Inc ‡	24,530	928
Pebblebrook Hotel Trust ‡	26,680	362
Prologis Inc ‡	38,230	4,041
Public Storage ‡	3,720	1,114
Realty Income Corp ‡	21,000	1,122
Rexford Industrial Realty Inc ‡	29,310	1,133
SBA Communications Corp, Cl A ‡	6,200	1,264
Simon Property Group Inc ‡	10,936	1,883
Sun Communities Inc ‡	10,780	1,326
Sunstone Hotel Investors Inc ‡	14,985	177
UDR Inc ‡	51,190	2,222
Ventas Inc ‡	47,410	2,792
VICI Properties Inc, Cl A ‡	57,200	1,671
Vornado Realty Trust ‡	17,850	750
Welltower Inc ‡	27,280	3,438
Weyerhaeuser Co ‡	40,700	1,146

		70,965
Total Common Stock
(Cost $52,640) ($ Thousands)		70,965

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	930,404	930
Total Cash Equivalent
(Cost $930) ($ Thousands)		930
Total Investments in Securities — 99.7%
(Cost $53,570) ($ Thousands)		$71,895

Percentages are based on Net Assets of $72,079 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$700	$5,546	$(5,316)	$—	$—	$930	$9	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 42.7%
Agency Mortgage-Backed Obligations — 38.0%
FHLMC
7.500%, 05/01/2031 to 02/01/2038	$106	$108
7.000%, 04/01/2031 to 03/01/2039	42	44
6.500%, 10/01/2031 to 10/01/2054	3,467	3,560
6.000%, 02/01/2032 to 12/01/2054	23,103	23,472
5.500%, 11/01/2052 to 12/01/2054	22,874	22,669
5.000%, 06/01/2033 to 05/01/2053	15,823	15,363
4.500%, 04/01/2035 to 08/01/2053	16,187	15,331
4.000%, 08/01/2041 to 02/01/2053	27,917	25,744
3.500%, 01/01/2038 to 05/01/2052	19,728	17,814
3.000%, 10/01/2032 to 06/01/2052	54,414	46,977
2.500%, 10/01/2031 to 07/01/2052	70,556	59,984
2.000%, 01/01/2037 to 05/01/2052	63,698	51,124
1.500%, 02/01/2051	6	5
0.000%, 07/15/2031(A)	265	195
FHLMC ARM
4.221%, SOFR30A + 2.304%, 05/01/2053(B)	1,362	1,337
3.952%, SOFR30A + 2.140%, 08/01/2052(B)	500	475
3.413%, RFUCCT1Y + 1.640%, 11/01/2048(B)	336	346
3.108%, RFUCCT1Y + 1.621%, 02/01/2050(B)	643	632
3.008%, RFUCCT1Y + 1.628%, 11/01/2048(B)	1,068	1,028
2.968%, RFUCCT1Y + 1.619%, 11/01/2047(B)	351	354
2.635%, RFUCCT1Y + 1.634%, 12/01/2050(B)	442	412
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	14	15
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	108	111
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	335	343
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	80	82
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(A)	1	1
FHLMC CMO, Ser 2010-3693, Cl FC
5.212%, SOFR30A + 0.614%, 07/15/2040(B)	194	192
FHLMC CMO, Ser 2011-3919, Cl FA
5.212%, SOFR30A + 0.614%, 09/15/2041(B)	184	181
FHLMC CMO, Ser 2011-3951, Cl FN
5.162%, SOFR30A + 0.564%, 11/15/2041(B)	140	138
FHLMC CMO, Ser 2011-3958, Cl AF
5.162%, SOFR30A + 0.564%, 11/15/2041(B)	173	171

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2011-3975, Cl FA
5.202%, SOFR30A + 0.604%, 12/15/2041(B)	$166	$164
FHLMC CMO, Ser 2011-3975, Cl CF
5.202%, SOFR30A + 0.604%, 12/15/2041(B)	140	138
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	779	697
FHLMC CMO, Ser 2012-271, Cl F5
5.212%, SOFR30A + 0.614%, 08/15/2042(B)	253	249
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	205	185
FHLMC CMO, Ser 2012-272, Cl F1
5.212%, SOFR30A + 0.614%, 08/15/2042(B)	400	394
FHLMC CMO, Ser 2012-280, Cl F1
5.212%, SOFR30A + 0.614%, 09/15/2042(B)	412	406
FHLMC CMO, Ser 2012-3990, Cl FG
5.162%, SOFR30A + 0.564%, 01/15/2042(B)	204	202
FHLMC CMO, Ser 2012-4047, Cl CX
3.500%, 05/15/2042	821	742
FHLMC CMO, Ser 2012-4059, Cl FP
5.162%, SOFR30A + 0.564%, 06/15/2042(B)	229	226
FHLMC CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	307	278
FHLMC CMO, Ser 2012-4091, Cl FN
5.112%, SOFR30A + 0.514%, 08/15/2042(B)	225	221
FHLMC CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	393	358
FHLMC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	251	229
FHLMC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	282	244
FHLMC CMO, Ser 2012-4122, Cl FP
5.112%, SOFR30A + 0.514%, 10/15/2042(B)	276	271
FHLMC CMO, Ser 2013-4160, Cl HP
2.500%, 01/15/2033	263	249
FHLMC CMO, Ser 2013-4184, Cl FN
5.062%, SOFR30A + 0.464%, 03/15/2043(B)	131	128
FHLMC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	246	205
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	75	59
FHLMC CMO, Ser 2013-4240, Cl FA
5.212%, SOFR30A + 0.614%, 08/15/2043(B)	734	722

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2013-4281, Cl FA
5.112%, SOFR30A + 0.514%, 12/15/2043(B)	$104	$103
FHLMC CMO, Ser 2013-4286, Cl VF
5.162%, SOFR30A + 0.564%, 12/15/2043(B)	538	530
FHLMC CMO, Ser 2014-326, Cl F2
5.262%, SOFR30A + 0.664%, 03/15/2044(B)	286	283
FHLMC CMO, Ser 2014-4303, Cl FA
5.062%, SOFR30A + 0.464%, 02/15/2044(B)	184	180
FHLMC CMO, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	136	118
FHLMC CMO, Ser 2015-4427, Cl CE
3.000%, 02/15/2034	76	75
FHLMC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	332	287
FHLMC CMO, Ser 2015-4527, Cl GA
3.000%, 02/15/2044	470	443
FHLMC CMO, Ser 2015-4533, Cl AB
3.000%, 06/15/2044	697	658
FHLMC CMO, Ser 2016-4544, Cl P
2.500%, 01/15/2046	1,534	1,302
FHLMC CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	1,226	1,135
FHLMC CMO, Ser 2016-4587, Cl AF
5.062%, SOFR30A + 0.464%, 06/15/2046(B)	350	346
FHLMC CMO, Ser 2016-4604, Cl FB
5.112%, SOFR30A + 0.514%, 08/15/2046(B)	635	625
FHLMC CMO, Ser 2016-4611, Cl BF
5.112%, SOFR30A + 0.514%, 06/15/2041(B)	2,416	2,377
FHLMC CMO, Ser 2016-4620, Cl LF
5.112%, SOFR30A + 0.514%, 10/15/2046(B)	350	345
FHLMC CMO, Ser 2016-4628, Cl KF
5.212%, SOFR30A + 0.614%, 01/15/2055(B)	375	367
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053(C)	1,955	1,499
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,021	898
FHLMC CMO, Ser 2017-4709, Cl FA
5.012%, SOFR30A + 0.414%, 08/15/2047(B)	256	251
FHLMC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	356	321
FHLMC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	277	241
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	755	670

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2018-4753, Cl BD
3.000%, 01/15/2048	$292	$252
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	169	144
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	359	312
FHLMC CMO, Ser 2018-4826, Cl KF
5.012%, SOFR30A + 0.414%, 09/15/2048(B)	233	227
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	16	16
FHLMC CMO, Ser 2018-4854, Cl FB
5.012%, SOFR30A + 0.414%, 01/15/2049(B)	665	653
FHLMC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	1,066	997
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	527	471
FHLMC CMO, Ser 2019-4903, Cl NF
5.083%, SOFR30A + 0.514%, 08/25/2049(B)	221	217
FHLMC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	485	435
FHLMC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	490	423
FHLMC CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	298	276
FHLMC CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	278	227
FHLMC CMO, Ser 2020-4954, Cl LB
2.500%, 02/25/2050	302	258
FHLMC CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	312	251
FHLMC CMO, Ser 2020-4979, Cl UC
1.500%, 06/25/2050	899	693
FHLMC CMO, Ser 2020-4988, Cl KF
5.033%, SOFR30A + 0.464%, 07/25/2050(B)	367	363
FHLMC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	272	218
FHLMC CMO, Ser 2020-4993, Cl KF
5.133%, SOFR30A + 0.564%, 07/25/2050(B)	2,169	2,107
FHLMC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	619	97
FHLMC CMO, Ser 2020-5004, Cl FM
5.033%, SOFR30A + 0.464%, 08/25/2050(B)	438	422
FHLMC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	2,330	501
FHLMC CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	414	371

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2020-5058, Cl BC
5.000%, 11/25/2050	$298	$287
FHLMC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	2,035	418
FHLMC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	837	659
FHLMC CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	491	394
FHLMC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	363	309
FHLMC CMO, Ser 2021-5114, Cl AD
1.500%, 08/25/2047	7,695	6,467
FHLMC CMO, Ser 2021-5116, Cl PB
2.250%, 02/25/2051	509	436
FHLMC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	473	424
FHLMC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	398	308
FHLMC CMO, Ser 2021-5119, Cl QF
4.769%, SOFR30A + 0.200%, 06/25/2051(B)	647	610
FHLMC CMO, Ser 2021-5143, Cl GA
2.000%, 06/25/2049	2	1
FHLMC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	723	622
FHLMC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	435	382
FHLMC CMO, Ser 2021-5184, Cl AB
2.500%, 05/25/2048	303	270
FHLMC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	629	561
FHLMC CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	879	789
FHLMC CMO, Ser 2022-5202, Cl BH
2.000%, 12/25/2047	316	285
FHLMC CMO, Ser 2022-5202, Cl KA
2.500%, 06/25/2049	429	373
FHLMC CMO, Ser 2022-5202, Cl LA
2.500%, 05/25/2049	663	569
FHLMC CMO, Ser 2022-5202, Cl MB
3.000%, 11/25/2048	778	695
FHLMC CMO, Ser 2022-5206, Cl CD
3.500%, 05/25/2049	596	541
FHLMC CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	664	577
FHLMC CMO, Ser 2022-5209, Cl EA
3.000%, 08/25/2050	490	439
FHLMC CMO, Ser 2022-5209, Cl EJ
3.000%, 08/25/2050	490	439
FHLMC CMO, Ser 2022-5210, Cl DC
3.000%, 09/25/2051	465	424
FHLMC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	519	474

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	$952	$890
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,100	1,848
FHLMC CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	323	303
FHLMC CMO, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	2,645	334
FHLMC CMO, Ser 2023-5335, Cl FB
5.412%, SOFR30A + 0.814%, 10/15/2039(B)	877	877
FHLMC CMO, Ser 2023-5338, Cl FH
5.012%, SOFR30A + 0.414%, 04/15/2045(B)	791	772
FHLMC CMO, Ser 2024-5386, Cl DM
2.000%, 03/25/2044	532	369
FHLMC CMO, Ser 2024-5396, Cl HF
5.519%, SOFR30A + 0.950%, 04/25/2054(B)	1,129	1,136
FHLMC CMO, Ser 2024-5399, Cl FB
5.469%, SOFR30A + 0.900%, 04/25/2054(B)	645	644
FHLMC CMO, Ser 2024-5410, Cl JY
3.000%, 03/15/2044	462	384
FHLMC CMO, Ser 2024-5451, Cl FD
5.112%, SOFR30A + 0.514%, 01/15/2044(B)	361	355
FHLMC CMO, Ser 2024-5452, Cl KY
3.000%, 03/15/2044	489	410
FHLMC CMO, Ser 2024-5473, Cl BF
5.869%, SOFR30A + 1.300%, 11/25/2054(B)	763	760
FHLMC Multiclass Certificates, Ser P009, Cl A2
1.878%, 01/25/2031	500	425
FHLMC Multifamily Structured Pass Through Certificates, Ser 150, Cl X1, IO
0.310%, 09/25/2032(B)	8,484	190
FHLMC Multifamily Structured Pass-Through Certificates, Ser 152, Cl X1, IO
0.154%, 11/25/2032(B)	15,286	204
FHLMC Multifamily Structured Pass-Through Certificates, Ser 154, Cl X1, IO
0.353%, 01/25/2033(B)	13,694	366
FHLMC Multifamily Structured Pass-Through Certificates, Ser 155, Cl X1, IO
0.265%, 04/25/2033(B)	8,982	189
FHLMC Multifamily Structured Pass-Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(B)	261	259
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.146%, 06/25/2029(B)	4,850	223

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
0.876%, 06/25/2029(B)	$1,962	$65
FHLMC Multifamily Structured Pass-Through Certificates, Ser K106, Cl X1, IO
1.317%, 01/25/2030(B)	3,292	182
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.693%, 04/25/2030(B)	1,877	129
FHLMC Multifamily Structured Pass-Through Certificates, Ser K120, Cl X1, IO
1.032%, 10/25/2030(B)	5,418	251
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.513%, 03/25/2031(B)	8,996	226
FHLMC Multifamily Structured Pass-Through Certificates, Ser K136, Cl X1, IO
0.396%, 12/25/2031(B)	12,016	235
FHLMC Multifamily Structured Pass-Through Certificates, Ser K149, Cl X1, IO
0.265%, 08/25/2032(B)	11,255	222
FHLMC Multifamily Structured Pass-Through Certificates, Ser K743, Cl X1, IO
0.915%, 05/25/2028(B)	3,950	105
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.207%, 06/25/2027(B)	1,351	26
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	310
FHLMC Reference REMIC CMO, Ser 2006-R006, Cl ZA
6.000%, 04/15/2036	214	222
FHLMC REMIC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	1,620	367
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.069%, SOFR30A + 1.500%, 10/25/2041(B)(D)	5,746	5,780
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
6.969%, SOFR30A + 2.400%, 02/25/2042(B)(D)	1,220	1,249
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
2.348%, 10/25/2037(B)	54	48
FNMA
7.500%, 10/01/2037 to 04/01/2039	54	57
7.000%, 09/01/2026 to 01/01/2039	59	61
6.500%, 05/01/2027 to 10/01/2054	6,883	7,137
6.000%, 02/01/2034 to 12/01/2054	14,565	14,789
5.500%, 02/01/2035 to 09/01/2056	59,290	58,694
5.000%, 06/01/2038 to 05/01/2054	13,355	13,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.500%, 06/01/2035 to 08/01/2058	$37,418	$35,433
4.200%, 01/01/2029	775	758
4.000%, 01/01/2027 to 06/01/2057	29,952	27,885
3.500%, 05/01/2033 to 05/01/2052	33,011	29,697
3.020%, 05/01/2026	550	540
3.000%, 12/01/2031 to 07/01/2060	127,200	111,311
2.820%, 07/01/2027	535	513
2.500%, 02/01/2035 to 09/01/2061	71,507	59,781
2.000%, 05/01/2036 to 04/01/2052	129,670	103,947
1.850%, 09/01/2035	499	424
1.500%, 12/01/2050 to 03/01/2051	12	9
FNMA ARM
4.647%, SOFR30A + 2.131%, 08/01/2052(B)	842	831
4.602%, SOFR30A + 2.126%, 08/01/2052(B)	995	981
4.600%, SOFR30A + 2.123%, 08/01/2052(B)	766	747
4.357%, SOFR30A + 2.125%, 07/01/2052(B)	901	883
4.170%, SOFR30A + 2.128%, 11/01/2052(B)	567	558
4.120%, SOFR30A + 2.132%, 10/01/2052(B)	1,734	1,704
4.111%, SOFR30A + 2.120%, 09/01/2052(B)	701	690
4.076%, SOFR30A + 2.120%, 07/01/2052(B)	699	669
4.069%, RFUCCT1Y + 1.603%, 03/01/2050(B)	734	759
3.944%, SOFR30A + 2.120%, 08/01/2052(B)	211	201
2.783%, RFUCCT1Y + 1.606%, 06/01/2050(B)	339	320
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	38	37
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	98	101
FNMA CMO, Ser 2006-112, Cl ST, IO
2.017%, 11/25/2036(B)	188	9
FNMA CMO, Ser 2009-103, Cl MB
7.163%, 12/25/2039(B)	14	14
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(A)	240	210
FNMA CMO, Ser 2010-107, Cl FB
5.093%, SOFR30A + 0.524%, 09/25/2040(B)	181	178
FNMA CMO, Ser 2011-111, Cl DB
4.000%, 11/25/2041	356	336
FNMA CMO, Ser 2011-117, Cl FA
5.133%, SOFR30A + 0.564%, 11/25/2041(B)	372	367

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2011-117, Cl AF
5.133%, SOFR30A + 0.564%, 11/25/2041(B)	$162	$159
FNMA CMO, Ser 2011-127, Cl FC
5.133%, SOFR30A + 0.564%, 12/25/2041(B)	172	170
FNMA CMO, Ser 2011-142, Cl EF
5.183%, SOFR30A + 0.614%, 01/25/2042(B)	194	192
FNMA CMO, Ser 2011-55, Cl FH
5.123%, SOFR30A + 0.554%, 06/25/2041(B)	132	130
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	698	704
FNMA CMO, Ser 2012-106, Cl FA
5.023%, SOFR30A + 0.454%, 10/25/2042(B)	157	155
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	353	312
FNMA CMO, Ser 2012-12, Cl FA
5.183%, SOFR30A + 0.614%, 02/25/2042(B)	171	169
FNMA CMO, Ser 2012-133, Cl JF
5.033%, SOFR30A + 0.464%, 12/25/2042(B)	330	322
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	259	215
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	2	2
FNMA CMO, Ser 2012-35, Cl FL
5.183%, SOFR30A + 0.614%, 04/25/2042(B)	140	138
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	82	84
FNMA CMO, Ser 2012-47, Cl JF
5.183%, SOFR30A + 0.614%, 05/25/2042(B)	228	226
FNMA CMO, Ser 2012-9, Cl FA
5.183%, SOFR30A + 0.614%, 02/25/2042(B)	131	129
FNMA CMO, Ser 2012-9, Cl WF
5.183%, SOFR30A + 0.614%, 02/25/2042(B)	133	131
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	758	684
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	216	192
FNMA CMO, Ser 2013-15, Cl FA
5.033%, SOFR30A + 0.464%, 03/25/2043(B)	395	387
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,200	5,967
FNMA CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	305	256

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-49, Cl AP
1.750%, 05/25/2043	$192	$157
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	774	783
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	99	103
FNMA CMO, Ser 2014-17, Cl DY
3.500%, 04/25/2044	514	458
FNMA CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	385	345
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	263	223
FNMA CMO, Ser 2014-74, Cl FC
5.083%, SOFR30A + 0.514%, 11/25/2044(B)	182	179
FNMA CMO, Ser 2015-26, Cl GF
4.983%, SOFR30A + 0.414%, 05/25/2045(B)	579	565
FNMA CMO, Ser 2015-32, Cl FA
4.983%, SOFR30A + 0.414%, 05/25/2045(B)	362	353
FNMA CMO, Ser 2015-48, Cl FB
4.983%, SOFR30A + 0.414%, 07/25/2045(B)	434	423
FNMA CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	277	229
FNMA CMO, Ser 2015-72, Cl GL
3.000%, 10/25/2045	234	196
FNMA CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	669	583
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	445	413
FNMA CMO, Ser 2016-11, Cl FG
5.033%, SOFR30A + 0.464%, 03/25/2046(B)	242	239
FNMA CMO, Ser 2016-11, Cl CF
5.033%, SOFR30A + 0.464%, 03/25/2046(B)	179	176
FNMA CMO, Ser 2016-19, Cl FD
5.083%, SOFR30A + 0.514%, 04/25/2046(B)	1,160	1,145
FNMA CMO, Ser 2016-22, Cl FG
5.083%, SOFR30A + 0.514%, 04/25/2046(B)	397	390
FNMA CMO, Ser 2016-22, Cl FA
5.083%, SOFR30A + 0.514%, 04/25/2046(B)	461	453
FNMA CMO, Ser 2016-3, Cl PL
2.500%, 02/25/2046	2,459	2,051
FNMA CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	13	12
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	943	864

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	$2,075	$1,717
FNMA CMO, Ser 2016-61, Cl BF
5.083%, SOFR30A + 0.514%, 09/25/2046(B)	111	110
FNMA CMO, Ser 2016-64, Cl BC
1.750%, 09/25/2046	438	398
FNMA CMO, Ser 2016-69, Cl BF
5.083%, SOFR30A + 0.514%, 10/25/2046(B)	374	369
FNMA CMO, Ser 2016-69, Cl DF
5.083%, SOFR30A + 0.514%, 10/25/2046(B)	3,182	3,155
FNMA CMO, Ser 2016-75, Cl FE
5.083%, SOFR30A + 0.514%, 10/25/2046(B)	290	286
FNMA CMO, Ser 2016-78, Cl FA
5.083%, SOFR30A + 0.514%, 03/25/2044(B)	189	186
FNMA CMO, Ser 2016-79, Cl FH
5.083%, SOFR30A + 0.514%, 11/25/2046(B)	290	286
FNMA CMO, Ser 2016-82, Cl FH
5.083%, SOFR30A + 0.514%, 11/25/2046(B)	590	581
FNMA CMO, Ser 2016-82, Cl FE
5.083%, SOFR30A + 0.514%, 11/25/2046(B)	648	640
FNMA CMO, Ser 2016-84, Cl FB
5.083%, SOFR30A + 0.514%, 11/25/2046(B)	281	277
FNMA CMO, Ser 2016-86, Cl FE
5.083%, SOFR30A + 0.514%, 11/25/2046(B)	722	710
FNMA CMO, Ser 2016-88, Cl CF
5.133%, SOFR30A + 0.564%, 12/25/2046(B)	494	487
FNMA CMO, Ser 2016-91, Cl AF
5.083%, SOFR30A + 0.514%, 12/25/2046(B)	268	265
FNMA CMO, Ser 2017-11, Cl FA
5.083%, SOFR30A + 0.514%, 03/25/2047(B)	117	116
FNMA CMO, Ser 2017-113, Cl FB
4.933%, SOFR30A + 0.364%, 01/25/2048(B)	117	116
FNMA CMO, Ser 2017-12, Cl FD
5.083%, SOFR30A + 0.514%, 03/25/2047(B)	305	301
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	415	377
FNMA CMO, Ser 2017-23, Cl FA
5.083%, SOFR30A + 0.514%, 04/25/2047(B)	321	316

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2017-24, Cl PG
2.625%, 04/25/2047	$1,047	$890
FNMA CMO, Ser 2017-26, Cl FA
5.033%, SOFR30A + 0.464%, 04/25/2047(B)	774	764
FNMA CMO, Ser 2017-35, Cl MC
2.625%, 12/25/2044	248	237
FNMA CMO, Ser 2017-82, Cl FE
4.933%, SOFR30A + 0.364%, 10/25/2047(B)	285	282
FNMA CMO, Ser 2017-9, Cl BF
5.083%, SOFR30A + 0.514%, 03/25/2047(B)	342	337
FNMA CMO, Ser 2017-9, Cl DF
5.083%, SOFR30A + 0.514%, 03/25/2047(B)	250	246
FNMA CMO, Ser 2017-9, Cl EF
5.083%, SOFR30A + 0.514%, 03/25/2047(B)	125	124
FNMA CMO, Ser 2017-96, Cl FB
4.983%, SOFR30A + 0.414%, 12/25/2047(B)	450	441
FNMA CMO, Ser 2018-1, Cl FA
4.933%, SOFR30A + 0.364%, 02/25/2048(B)	146	143
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	702	656
FNMA CMO, Ser 2018-33, Cl A
3.000%, 05/25/2048	5,859	5,107
FNMA CMO, Ser 2018-36, Cl FD
4.933%, SOFR30A + 0.364%, 06/25/2048(B)	634	624
FNMA CMO, Ser 2018-38, Cl FA
4.983%, SOFR30A + 0.414%, 06/25/2048(B)	3,565	3,464
FNMA CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	548	510
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	588	510
FNMA CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	418	368
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	151	149
FNMA CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	410	381
FNMA CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	370	316
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	199	174
FNMA CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	307	292
FNMA CMO, Ser 2018-86, Cl AF
4.983%, SOFR30A + 0.414%, 12/25/2048(B)	94	93

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2019-13, Cl PE
3.000%, 03/25/2049	$253	$222
FNMA CMO, Ser 2019-15, Cl FA
5.183%, SOFR30A + 0.614%, 04/25/2049(B)	222	219
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	650	591
FNMA CMO, Ser 2019-41, Cl FG
5.183%, SOFR30A + 0.614%, 08/25/2059(B)	526	516
FNMA CMO, Ser 2019-43, Cl FC
5.083%, SOFR30A + 0.514%, 08/25/2049(B)	427	418
FNMA CMO, Ser 2019-67, Cl FB
5.133%, SOFR30A + 0.564%, 11/25/2049(B)	230	226
FNMA CMO, Ser 2019-79, Cl FA
5.183%, SOFR30A + 0.614%, 01/25/2050(B)	1,144	1,124
FNMA CMO, Ser 2019-81, Cl LH
3.000%, 12/25/2049	290	253
FNMA CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	533	100
FNMA CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	863	774
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	438	249
FNMA CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	1,058	869
FNMA CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	342	286
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	900	686
FNMA CMO, Ser 2020-57, Cl LJ
2.000%, 08/25/2050	2,103	1,485
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	880	748
FNMA CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	468	421
FNMA CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	770	159
FNMA CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	885	181
FNMA CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	1,304	255
FNMA CMO, Ser 2020-70, Cl AD
1.500%, 10/25/2050	1,242	964
FNMA CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	1,510	1,175
FNMA CMO, Ser 2021-40, Cl DW
2.000%, 06/25/2041	99	85
FNMA CMO, Ser 2021-42, Cl AC
2.000%, 02/25/2051	413	348

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	$265	$230
FNMA CMO, Ser 2021-76, Cl KB
1.250%, 11/25/2051	238	195
FNMA CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	851	676
FNMA CMO, Ser 2021-91, Cl AB
2.500%, 09/25/2049	524	450
FNMA CMO, Ser 2021-95, Cl CP
1.500%, 08/25/2051	234	192
FNMA CMO, Ser 2022-11, Cl D
3.000%, 01/25/2050	566	508
FNMA CMO, Ser 2022-18, Cl DL
3.250%, 07/25/2046	712	654
FNMA CMO, Ser 2022-3, Cl N
2.000%, 10/25/2047	1,554	1,337
FNMA CMO, Ser 2022-4, Cl MH
3.000%, 09/25/2048	572	522
FNMA CMO, Ser 2022-62, Cl KA
3.250%, 09/25/2052	302	276
FNMA CMO, Ser 2022-89, Cl AY
3.000%, 02/25/2048	604	494
FNMA CMO, Ser 2022-9, Cl DJ
3.250%, 03/25/2049	406	369
FNMA CMO, Ser 2023-14, Cl EJ
2.750%, 04/25/2049	492	446
FNMA CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	2,729	342
FNMA CMO, Ser 2023-37, Cl FH
5.083%, SOFR30A + 0.514%, 01/25/2050(B)	871	854
FNMA CMO, Ser 2023-38, Cl FC
5.233%, SOFR30A + 0.664%, 06/25/2040(B)	669	664
FNMA CMO, Ser 2023-38, Cl FD
5.599%, SOFR30A + 0.864%, 10/25/2039(B)	201	196
FNMA CMO, Ser 2024-64, Cl KY
3.000%, 12/25/2043	284	237
FNMA Interest CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	360	58
FNMA Interest CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	481	428
FNMA Interest CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	740	679
FNMA TBA
5.500%, 01/15/2055	22,890	22,587
5.000%, 01/15/2055	23,425	22,607
4.500%, 01/15/2055	12,425	11,685
4.000%, 01/15/2055	12,475	11,407
3.500%, 01/15/2055	34,940	30,901
3.000%, 01/15/2055	10,520	8,934
2.500%, 01/15/2055	10,230	8,331

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.000%, 01/15/2055	$15,410	$11,987
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	91
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
6.930%, SOFR30A + 2.264%, 01/25/2026(B)(D)	709	699
GNMA
8.000%, 11/15/2029 to 09/15/2030	18	18
7.500%, 03/15/2029 to 10/15/2037	21	22
7.000%, 09/15/2031	8	8
6.500%, 07/15/2028 to 12/15/2035	426	439
6.000%, 01/15/2029 to 01/20/2054	2,219	2,269
5.500%, 11/20/2052 to 08/20/2053	4,512	4,490
5.000%, 07/20/2040 to 08/20/2053	9,784	9,557
4.700%, 09/20/2061(B)	27	26
4.625%, H15T1Y + 1.500%, 02/20/2034(B)	61	62
4.500%, 04/20/2041 to 10/20/2052	7,924	7,527
4.384%, 01/20/2069(B)	2	2
4.000%, 09/20/2047 to 06/20/2052	6,072	5,638
3.500%, 04/20/2045 to 11/20/2053	31,045	27,959
3.000%, 03/15/2043 to 02/20/2054	33,807	29,475
2.500%, 12/20/2037 to 03/20/2052	22,341	18,645
2.000%, 08/20/2050 to 10/20/2051	23,976	19,022
GNMA CMO, Ser 2007-78, Cl SA, IO
2.018%, 12/16/2037(B)	244	12
GNMA CMO, Ser 2009-66, Cl XS, IO
2.288%, 07/16/2039(B)	102	5
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	419	409
GNMA CMO, Ser 2010-4, Cl NS, IO
1.878%, 01/16/2040(B)	1,712	166
GNMA CMO, Ser 2012-34, Cl SA, IO
1.565%, 03/20/2042(B)	196	16
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	473	428
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	334	295
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	507	436
GNMA CMO, Ser 2016-136, Cl A
3.000%, 07/20/2044	271	236
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	605	480
GNMA CMO, Ser 2016-99, Cl TL
2.000%, 04/16/2044	180	144
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	1,130	996
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	386	356
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	414	368

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	$240	$209
GNMA CMO, Ser 2020-138, Cl LE
1.500%, 09/20/2050	1,363	1,068
GNMA CMO, Ser 2020-63, Cl UD
1.750%, 04/20/2050	414	333
GNMA CMO, Ser 2021-135, Cl A
2.000%, 08/20/2051	338	271
GNMA CMO, Ser 2021-160, Cl NE
2.000%, 09/20/2051	2,606	2,150
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	1,534	1,244
GNMA CMO, Ser 2021-215, Cl GA
2.000%, 12/20/2051	2,291	1,934
GNMA CMO, Ser 2021-24, Cl BC
1.250%, 02/20/2051	479	361
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	471	452
GNMA CMO, Ser 2021-27, Cl CW
5.001%, 02/20/2051(B)	588	570
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	448	435
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	414	402
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	405	393
GNMA CMO, Ser 2021-89, Cl LK
2.000%, 05/20/2051	799	663
GNMA CMO, Ser 2021-97, Cl QK
2.000%, 06/20/2051	1,962	1,592
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	1,947	1,602
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	478	459
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	782	635
GNMA CMO, Ser 2022-191, Cl BY
4.000%, 08/20/2041	19	18
GNMA CMO, Ser 2022-191, Cl B
4.000%, 06/20/2041	18	17
GNMA CMO, Ser 2022-197, Cl LF
5.305%, SOFR30A + 0.700%, 11/20/2052(B)	1,786	1,769
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	706	555
GNMA CMO, Ser 2022-24, Cl AH
2.500%, 02/20/2052	1,034	873
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	1,225	1,073
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	910	834
GNMA CMO, Ser 2022-5, Cl BA
2.000%, 10/20/2049	2,225	1,874

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2022-50, Cl CA
3.000%, 03/20/2052	$1,568	$1,365
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	1,026	957
GNMA CMO, Ser 2022-78, Cl HW
2.500%, 04/20/2052	327	245
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	3,749	3,071
GNMA CMO, Ser 2022-9, Cl GA
2.000%, 01/20/2052	1,005	815
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	200	160
GNMA CMO, Ser 2023-196, Cl E
3.000%, 09/20/2048	631	585
GNMA CMO, Ser 2023-81, Cl YJ
3.500%, 06/20/2053	1,920	1,598
GNMA CMO, Ser 2024-110, Cl JC
3.000%, 09/20/2047	2,464	2,308
GNMA CMO, Ser 2024-30, Cl AF
5.855%, SOFR30A + 1.250%, 02/20/2054(B)	326	328
GNMA CMO, Ser 2024-30, Cl DF
5.905%, SOFR30A + 1.300%, 02/20/2054(B)	766	771
GNMA CMO, Ser 2024-45, Cl BD
2.000%, 03/20/2054	359	319
GNMA CMO, Ser 2024-97, Cl FW
5.755%, SOFR30A + 1.150%, 06/20/2054(B)	1,450	1,451
GNMA TBA
6.500%, 01/22/2033	3,700	3,763
6.000%, 03/01/2037 to 01/01/2038	32,500	32,708
5.500%, 01/01/2038 to 02/15/2053	15,850	15,713
5.000%, 01/01/2040	16,350	15,860
4.500%, 01/15/2040	12,900	12,193
4.000%, 01/01/2040	13,175	12,134
2.500%, 01/15/2055	19,400	16,199
GNMA, Ser 11, Cl IX, IO
1.161%, 12/16/2062(B)	3,055	251
GNMA, Ser 110, Cl IO, IO
0.874%, 11/16/2063(B)	2,310	152
GNMA, Ser 118, Cl IO, IO
0.883%, 06/16/2062(B)	3,604	223
GNMA, Ser 14, Cl IO, IO
1.328%, 06/16/2063(B)	2,608	241
GNMA, Ser 147, Cl KI
1.144%, 06/16/2061(B)	2,573	206
GNMA, Ser 169, Cl IO, IO
1.113%, 06/16/2061(B)	2,860	231
GNMA, Ser 171, Cl IO, IO
0.653%, 09/16/2059(B)	5,293	163
GNMA, Ser 179, Cl IO, IO
0.610%, 09/16/2063(B)	8,178	349

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 181, Cl IO, IO
0.973%, 07/16/2063(B)	$3,060	$210
GNMA, Ser 2012-112, Cl IO, IO
0.108%, 02/16/2053(B)	320	1
GNMA, Ser 2019-71, Cl PT
3.000%, 06/20/2049	139	122
GNMA, Ser 45, Cl IO, IO
0.541%, 03/16/2059(B)	6,990	240
GNMA, Ser 59, Cl IO, IO
0.571%, 02/16/2062(B)	3,330	150
GNMA, Ser 60, Cl IO, IO
0.826%, 05/16/2063(B)	2,291	140
GNMA, Ser 68, Cl IO, IO
1.615%, 05/16/2060(B)	2,503	262
GNMA, Ser 89, Cl IA, IO
1.168%, 04/16/2062(B)	3,007	229
GNMA, Ser 92, Cl IA, IO
0.611%, 06/16/2064(B)	1,995	109
GNMA, Ser 92, Cl AH
2.000%, 06/16/2064	2,095	1,576

		1,307,245
Automotive — 0.3%
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028(D)	320	320
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A3
4.900%, 09/17/2029(D)	230	230
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/2030(D)	901	909
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A3
4.610%, 08/15/2029	837	838
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A4
4.660%, 09/15/2030	564	564
GMF Floorplan Owner Revolving Trust, Ser 2024-4A, Cl A1
4.730%, 11/15/2029(D)	1,300	1,301
SBNA Auto Lease Trust, Ser 2023-A, Cl A3
6.510%, 04/20/2027(D)	4,090	4,141
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A3
4.630%, 07/20/2029	1,235	1,238
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A4
4.670%, 06/20/2031	472	472

		10,013
Credit Cards — 0.1%
Chase Issuance Trust, Ser 2023-A1, Cl A
5.160%, 09/15/2028	2,005	2,028

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WF Card Issuance Trust, Ser 2024-A2, Cl A
4.290%, 10/15/2029	$1,380	$1,371

		3,399
Non-Agency Mortgage-Backed Obligations — 4.1%
1211 Avenue of the Americas Trust, Ser 2015-1211, Cl A1A2
3.901%, 08/10/2035(D)	2,276	2,246
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(C)(D)	2,634	2,629
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
6.862%, TSFR6M + 2.428%, 06/25/2045(B)	162	161
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
6.603%, TSFR6M + 2.178%, 11/25/2045(B)	620	232
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
4.853%, TSFR1M + 0.514%, 03/25/2046(B)	1,743	1,508
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(B)(D)	219	202
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(B)(D)	53	50
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(B)(D)	429	353
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(B)(D)	4,125	3,791
Angel Oak Mortgage Trust, Ser 2023-1, Cl A1
4.750%, 09/26/2067(C)(D)	1,777	1,749
Arbor Multifamily Mortgage Securities Trust, Ser MF2, Cl B
2.560%, 06/15/2054(B)(D)	615	510
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038(B)(D)	1,790	1,710
BANK, Ser BNK40, Cl A4
3.393%, 03/15/2064(B)	605	539
BANK, Ser BNK48, Cl ASB
4.971%, 10/15/2057	680	674
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(B)(D)	2,763	2,417
Bayview Opportunity Master Fund VI Trust, Ser 2021-6, Cl A5
2.500%, 10/25/2051(B)(D)	5,339	4,627

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(B)	$675	$697
BBCMS Mortgage Trust, Ser C2, Cl ASB
4.236%, 12/15/2051	160	158
BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	639	613
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(D)	293	283
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.545%, 05/25/2034(B)	4	4
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
6.463%, 10/25/2033(B)	175	160
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035(B)	424	395
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
4.593%, TSFR1M + 0.254%, 03/25/2037(B)	2,089	1,906
Benchmark Mortgage Trust, Ser B33, Cl A5
3.458%, 03/15/2055	800	707
Benchmark Mortgage Trust, Ser B35, Cl A5
4.444%, 05/15/2055(B)	485	452
Benchmark Mortgage Trust, Ser B35, Cl AS
4.444%, 05/15/2055(B)	530	475
BMO Mortgage Trust, Ser C1, Cl A1
2.198%, 02/15/2055	353	345
BPR Trust, Ser STAR, Cl A
7.629%, TSFR1M + 3.232%, 08/15/2039(B)(D)	1,785	1,784
BPR Trust, Ser TY, Cl A
5.563%, TSFR1M + 1.164%, 09/15/2038(B)(D)	415	413
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	204	197
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(C)(D)	80	79
BX Commercial Mortgage Trust, Ser VIV4, Cl A
2.843%, 03/09/2044(D)	2,000	1,761
BX Commercial Mortgage Trust, Ser VLT5, Cl A
5.410%, 11/13/2046(B)(D)	790	790
BX Commercial Mortgage Trust, Ser VOLT, Cl A
5.212%, TSFR1M + 0.814%, 09/15/2036(B)(D)	2,057	2,053
BX Commercial Mortgage Trust, Ser XL3, Cl A
6.159%, TSFR1M + 1.761%, 12/09/2040(B)(D)	619	621

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(D)	$1,200	$1,084
BX Trust, Ser LBA, Cl AV
5.313%, TSFR1M + 0.914%, 02/15/2036(B)(D)	356	356
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
5.765%, TSFR1M + 1.367%, 12/15/2037(B)(D)	2,280	2,281
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	480	453
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	131	129
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	356
CFCRE Commercial Mortgage Trust, Ser C4, Cl AM
3.691%, 05/10/2058	2,502	2,440
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
6.203%, 02/25/2037(B)	3	3
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
6.592%, 02/25/2037(B)	4	3
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
7.256%, 06/25/2035(B)	2	2
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
4.724%, 03/25/2037(C)	165	164
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(D)	214	211
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,680	2,410
Citigroup Commercial Mortgage Trust, Ser C5, Cl AS
4.408%, 06/10/2051(B)	2,229	2,137
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
7.740%, 09/25/2033(B)	3	3
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(B)(D)	553	453
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(B)(D)	592	491
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	215	205

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
0.927%, 02/10/2048(B)	$1,755	$–
COMM Mortgage Trust, Ser CR14, Cl B
3.707%, 02/10/2047(B)	475	455
COMM Mortgage Trust, Ser CR26, Cl C
4.463%, 10/10/2048(B)	870	768
COMM Mortgage Trust, Ser LC23, Cl A3
3.521%, 10/10/2048	353	349
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
7.636%, 10/25/2033(B)	167	163
Credit Suisse Mortgage Trust, Ser 2022-7R, Cl 1A1
9.350%, SOFR30A + 3.500%, 10/25/2066(B)(D)	4	4
Cross Mortgage Trust, Ser 2024-H2, Cl A1
6.093%, 04/25/2069(C)(D)	1,645	1,656
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	291	289
CSAIL Commercial Mortgage Trust, Ser C20, Cl A3
2.805%, 03/15/2054	810	702
CSMC Trust, Ser 2017-RPL1, Cl M2
2.978%, 07/25/2057(B)(D)	1,760	1,353
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(B)(D)	1,568	1,398
CSMC Trust, Ser 2020-RPL4, Cl A1
2.000%, 01/25/2060(B)(D)	466	413
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(B)(D)	1,018	885
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(D)	780	703
CSMC, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(B)(D)	2,470	2,431
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(D)	1,240	1,080
EFMT, Ser 2023-1, Cl A3
6.544%, 02/25/2068(C)(D)	1,175	1,180
ELP Commercial Mortgage Trust, Ser ELP, Cl C
5.832%, TSFR1M + 1.434%, 11/15/2038(B)(D)	2,497	2,494
EQUS Mortgage Trust, Ser EQAZ, Cl B
5.763%, TSFR1M + 1.364%, 10/15/2038(B)(D)	790	789
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(B)(D)	112	99
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(B)(D)	19	18

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Fontainebleau Miami Beach Mortgage Trust, Ser FBLU, Cl A
5.943%, TSFR1M + 1.450%, 12/15/2039(B)(D)	$1,705	$1,708
GPMT, Ser 2021-FL3, Cl A
5.740%, TSFR1M + 1.364%, 07/16/2035(B)(D)	416	411
GS Mortgage Securities II, Ser ARDN, Cl B
6.162%, TSFR1M + 1.764%, 11/15/2036(B)(D)	1,623	1,619
GS Mortgage Securities II, Ser SHIP, Cl A
4.322%, 09/10/2038(B)(D)	1,235	1,219
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047(B)	680	646
GS Mortgage Securities Trust, Ser GC32, Cl A3
3.498%, 07/10/2048	311	309
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	1,055	884
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(D)	1,373	1,334
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
6.409%, 10/25/2033(B)	80	79
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	6	6
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	1	1
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
5.885%, 05/19/2034(B)	303	287
HIT Trust, Ser HI32, Cl A
6.788%, TSFR1M + 2.391%, 07/15/2039(B)(D)	1,512	1,512
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(D)	1,225	1,113
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/2041(B)(D)	1,240	1,103
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051(D)	130	130
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(D)	1,500	1,368
JP Morgan Chase Commercial Mortgage Securities Trust, Ser JP2, Cl A4
2.822%, 08/15/2049	980	949

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Ser JP4, Cl A3
3.393%, 12/15/2049	$206	$201
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	568	559
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
7.129%, 11/25/2033(B)	4	4
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(B)(D)	83	73
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(B)(D)	260	229
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(B)(D)	122	104
LAQ Mortgage Trust, Ser LAQ, Cl A
6.489%, TSFR1M + 2.091%, 03/15/2036(B)(D)	48	48
Legacy Mortgage Asset Trust, Ser 2021-GS2, Cl A1
4.750%, 04/25/2061(C)(D)	393	393
Lehman XS Trust, Ser 2007-16N, Cl 2A2
6.153%, TSFR1M + 1.814%, 09/25/2047(B)	3,238	2,902
LEX Mortgage Trust, Ser BBG, Cl A
4.874%, 10/13/2033(B)(D)	1,335	1,310
Master Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035(A)(D)	1	1
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
7.268%, 07/25/2033(B)	5	5
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(B)(D)	218	191
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(B)(D)	399	357
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(D)	384	364
Morgan Stanley BAML Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(D)	644	592
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	250	247
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl B
4.111%, 11/15/2052(B)	1,030	937
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
0.949%, 11/15/2049(B)	2,701	35

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser HR8, Cl A3
1.790%, 07/15/2053	$390	$331
Morgan Stanley Capital I Trust, Ser L8, Cl AS
3.793%, 04/15/2055(B)	580	514
Morgan Stanley Residential Mortgage Loan Trust, Ser 2021-2, Cl A3
2.500%, 05/25/2051(B)(D)	4,805	3,857
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(B)(D)	620	596
MSWF Commercial Mortgage Trust, Ser 2, Cl XA, IO
0.907%, 12/15/2056(B)	5,215	320
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(B)(D)	105	99
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(B)(D)	284	246
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	1,538	1,521
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl A1
6.129%, 03/25/2064(C)(D)	1,345	1,353
NJ Trust, Ser GSP, Cl A
6.697%, 01/06/2029(B)(D)	780	812
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(B)(D)	15	15
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(B)(D)	432	350
OBX Trust, Ser 2021-NQM3, Cl A3
1.362%, 07/25/2061(B)(D)	895	736
OBX Trust, Ser 2023-NQM1, Cl A1
5.928%, 11/25/2063(C)(D)	1,665	1,674
OBX Trust, Ser 2023-NQM3, Cl A1
5.949%, 02/25/2063(C)(D)	1,205	1,209
OBX Trust, Ser 2024-NQM10, Cl A3
6.433%, 05/25/2064(C)(D)	401	404
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(B)(D)	3,309	2,897
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(D)	1,570	1,371
PHH Alternative Mortgage Trust, Ser 2007-3, Cl A3
5.053%, TSFR1M + 0.714%, 07/25/2037(B)	2,026	1,976
PMT Loan Trust, Ser 2024-INV1, Cl A3
5.500%, 10/25/2059(B)(D)	3,549	3,481
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(A)	1	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(B)(D)	$1,367	$1,331
PRKCM Trust, Ser 2023-AFC1, Cl A1
6.598%, 02/25/2058(C)(D)	1,166	1,175
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/2054(B)(D)	2,667	2,669
RCKT Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(B)(D)	430	343
RCKT Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(B)(D)	534	427
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.034%, 12/25/2034(B)	169	151
ROCK Trust, Ser CNTR, Cl A
5.388%, 11/13/2041(D)	900	898
Seasoned Credit Risk Transfer Trust, Ser 2016-1, Cl M2
3.750%, 09/25/2055(B)(D)	1,879	1,719
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl M
4.750%, 07/25/2058(B)(D)	2,588	2,481
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.018%, 10/25/2048(B)(D)	936	909
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(B)(D)	75	64
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043(B)(D)	390	329
SG Commercial Mortgage Securities Trust, Ser C5, Cl A3
2.779%, 10/10/2048	404	391
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(B)(D)	166	154
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(B)(D)	38	36
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(B)(D)	106	102
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(B)(D)	112	106
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(B)(D)	496	439
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
4.833%, TSFR1M + 0.304%, 09/25/2047(B)	1,779	1,611

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
7.644%, 07/25/2033(B)	$15	$15
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
6.106%, 12/25/2033(B)	6	5
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(B)(D)	348	338
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
5.053%, TSFR1M + 0.714%, 02/25/2057(B)(D)	61	64
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(B)(D)	544	522
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(D)	368	338
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	401	381
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(B)(D)	95	93
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(B)(D)	224	196
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(B)(D)	432	384
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(B)(D)	378	317
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(B)(D)	475	397
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(B)(D)	1,200	998
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(C)(D)	572	503
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(B)(D)	513	456
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(B)(D)	150	141
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(B)(D)	200	186
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(D)	118	112
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
6.550%, 10/25/2033(B)	13	13

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
6.566%, 09/25/2033(B)	$15	$15
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
3.822%, 06/25/2033(B)	1	1
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	34	33
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
5.703%, 06/25/2034(B)	8	8
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
6.013%, TSFR1M + 1.674%, 10/25/2045(B)	117	115
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.973%, TSFR1M + 0.634%, 11/25/2045(B)	2,958	2,780
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
5.525%, 12MTA + 0.700%, 02/25/2047(B)	856	734
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.159%, 11/15/2059(B)	4,305	63
Wells Fargo Commercial Mortgage Trust, Ser C26, Cl AS
3.580%, 02/15/2048	1,487	1,483
WFRBS Commercial Mortgage Trust, Ser C22, Cl B
4.371%, 09/15/2057(B)	245	219

		140,939
Other Asset-Backed Securities — 0.2%
Ford Credit Floorplan Master Owner Trust A, Ser 2024-3, Cl A1
4.300%, 09/15/2029(D)	1,577	1,561
Ford Credit Floorplan Master Owner Trust A, Ser 2024-4, Cl A
4.400%, 09/15/2031(D)	982	964
LCM 37, Ser 2024-37A, Cl A1R
5.401%, TSFR3M + 1.060%, 04/15/2034(B)(D)	3,500	3,501
SMB Private Education Loan Trust, Ser 2021-A, Cl B
2.310%, 01/15/2053(D)	871	838

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/2029(D)	$668	$663

		7,527
Total Mortgage-Backed Securities
(Cost $1,539,362) ($ Thousands)		1,469,123

U.S. TREASURY OBLIGATIONS — 32.4%
U.S. Treasury Bonds
4.625%, 11/15/2044	61,690	59,815
4.625%, 05/15/2054	1,772	1,722
4.500%, 11/15/2054	56,175	53,559
4.250%, 08/15/2054	34,509	31,514
4.125%, 08/15/2044	42,574	38,528
3.625%, 08/15/2043	6,955	5,891
3.375%, 11/15/2048	18,082	14,123
3.125%, 02/15/2043	1,725	1,363
3.125%, 05/15/2048	25,639	19,205
3.000%, 02/15/2048	1,778	1,304
3.000%, 08/15/2048	16,590	12,116
3.000%, 02/15/2049	19,418	14,127
2.875%, 05/15/2052	8,150	5,700
2.375%, 02/15/2042	2,362	1,681
2.375%, 05/15/2051	8,800	5,534
2.250%, 08/15/2049	3,564	2,207
2.000%, 11/15/2041	37,128	24,928
2.000%, 08/15/2051	6,600	3,771
1.875%, 02/15/2041	22,029	14,757
1.750%, 08/15/2041	62,165	40,254
1.375%, 11/15/2040	3,313	2,051
1.125%, 05/15/2040	869	523
U.S. Treasury Notes
4.875%, 10/31/2028	2,440	2,484
4.625%, 11/15/2026	3,580	3,603
4.500%, 12/31/2031	14,190	14,202
4.375%, 12/31/2029	193,761	193,664
4.250%, 11/30/2026	23,752	23,747
4.250%, 12/31/2026	59,080	59,085
4.250%, 11/15/2034	94,814	92,343
4.125%, 10/31/2026	894	892
4.125%, 11/15/2027	20,369	20,279
4.125%, 10/31/2029	18,412	18,200
4.125%, 11/30/2029	41,183	40,715
4.125%, 11/30/2031	24,480	23,957
4.000%, 12/15/2027	75,768	75,185
3.875%, 10/15/2027	39,960	39,540
3.750%, 08/15/2027	319	315
3.750%, 08/31/2031	24	23
3.625%, 03/31/2030	1,581	1,524
3.500%, 09/30/2026	10,318	10,188
3.500%, 09/30/2029	205	197

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.875%, 05/15/2028	$9,997	$9,549
2.875%, 04/30/2029	8,543	8,041
2.625%, 05/31/2027	5,333	5,134
2.625%, 07/31/2029	15,790	14,649
2.375%, 05/15/2027	22,085	21,150
1.875%, 02/28/2027	2,468	2,348
1.375%, 10/31/2028	307	275
1.375%, 11/15/2031	608	497
1.250%, 04/30/2028	7,793	7,060
1.250%, 05/31/2028	6,121	5,528
1.250%, 06/30/2028	1,482	1,335
1.125%, 08/31/2028	4,467	3,984
1.000%, 07/31/2028	19,404	17,274
0.750%, 03/31/2026	3,395	3,252
0.750%, 01/31/2028	22,963	20,633
0.500%, 05/31/2027	1,975	1,806
0.250%, 08/31/2025	19,765	19,250

Total U.S. Treasury Obligations
(Cost $1,150,549) ($ Thousands)		1,116,581

CORPORATE OBLIGATIONS — 21.3%
Communication Services — 1.9%
AT&T
3.800%, 12/01/2057	954	658
3.650%, 09/15/2059	332	220
3.550%, 09/15/2055	4,329	2,912
3.500%, 06/01/2041	246	188
3.500%, 09/15/2053	2,206	1,485
CCO Holdings
4.750%, 02/01/2032 (D)	300	263
4.500%, 05/01/2032	1,240	1,067
Charter Communications Operating
6.550%, 06/01/2034	519	531
6.150%, 11/10/2026	1,440	1,467
6.100%, 06/01/2029	2,064	2,104
5.750%, 04/01/2048	870	744
5.500%, 04/01/2063	185	147
5.250%, 04/01/2053	318	257
4.800%, 03/01/2050	2,950	2,216
4.200%, 03/15/2028	1,263	1,221
3.900%, 06/01/2052	1,345	865
3.700%, 04/01/2051	1,250	781
3.500%, 06/01/2041	132	90
3.500%, 03/01/2042	827	562
Comcast
4.400%, 08/15/2035	1,540	1,419
4.150%, 10/15/2028	2,220	2,165
2.987%, 11/01/2063	288	162
2.937%, 11/01/2056	590	344
2.887%, 11/01/2051	2,135	1,284
1.500%, 02/15/2031	1,060	863

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consolidated Communications
6.500%, 10/01/2028 (D)		$485	$467
Global Switch Finance BV MTN
1.375%, 10/07/2030	EUR	460	447
Meta Platforms
5.550%, 08/15/2064		$2,693	2,625
5.400%, 08/15/2054		2,440	2,363
4.750%, 08/15/2034		920	895
4.550%, 08/15/2031		401	395
4.450%, 08/15/2052		777	655
Netflix
5.400%, 08/15/2054		442	430
4.900%, 08/15/2034		1,067	1,045
Paramount Global
6.875%, 04/30/2036		1,345	1,362
5.900%, 10/15/2040		455	399
SES GLOBAL Americas Holdings
5.300%, 03/25/2044 (D)		1,200	873
Sprint Spectrum
5.152%, 03/20/2028 (D)		2,438	2,447
4.738%, 03/20/2025 (D)		673	673
Time Warner Cable
4.500%, 09/15/2042		155	116
T-Mobile USA
4.700%, 01/15/2035		745	705
4.500%, 04/15/2050		1,630	1,336
3.875%, 04/15/2030		2,095	1,971
3.750%, 04/15/2027		2,105	2,057
3.500%, 04/15/2025		1,910	1,901
3.400%, 10/15/2052		1,215	811
Verizon Communications
5.500%, 02/23/2054		467	447
4.780%, 02/15/2035 (D)		2,595	2,470
4.400%, 11/01/2034		717	664
4.272%, 01/15/2036		605	544
4.016%, 12/03/2029		1,414	1,357
2.987%, 10/30/2056		529	314
2.650%, 11/20/2040		155	106
Vmed O2 UK Financing I
4.750%, 07/15/2031 (D)		630	542
Walt Disney
3.500%, 05/13/2040		1,675	1,343
Warnermedia Holdings
5.141%, 03/15/2052		7,037	5,228
5.050%, 03/15/2042		3,278	2,632
4.279%, 03/15/2032		630	555

			64,190

Consumer Discretionary — 0.9%
Amazon.com
3.875%, 08/22/2037		985	870
AutoZone
6.250%, 11/01/2028		330	345

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caesars Entertainment
7.000%, 02/15/2030 (D)		$460	$468
Comcast
4.049%, 11/01/2052		248	186
CSC Holdings
11.250%, 05/15/2028 (D)		1,950	1,925
4.125%, 12/01/2030 (D)		590	424
3.375%, 02/15/2031 (D)		200	140
Dick's Sporting Goods
4.100%, 01/15/2052		806	589
Ferrellgas
5.875%, 04/01/2029 (D)		870	795
5.375%, 04/01/2026 (D)		1,350	1,336
Ford Motor Credit
6.054%, 11/05/2031		4,092	4,058
6.050%, 03/05/2031		73	73
4.000%, 11/13/2030		569	513
3.815%, 11/02/2027		261	250
2.900%, 02/10/2029		1,936	1,734
General Motors
5.600%, 10/15/2032		150	151
General Motors Financial
5.950%, 04/04/2034		1,205	1,211
5.450%, 09/06/2034		845	820
4.350%, 01/17/2027		110	109
2.700%, 06/10/2031		1,326	1,124
Hilton Domestic Operating
6.125%, 04/01/2032 (D)		270	269
3.625%, 02/15/2032 (D)		530	461
Home Depot
4.850%, 06/25/2031		260	260
4.750%, 06/25/2029		392	393
3.625%, 04/15/2052		251	182
Hyundai Capital America
5.400%, 01/08/2031 (D)		435	435
5.300%, 06/24/2029 (D)		530	531
4.875%, 11/01/2027 (D)		935	933
4.550%, 09/26/2029 (D)		781	758
Hyundai Capital America MTN
1.300%, 01/08/2026 (D)		286	276
Las Vegas Sands
6.000%, 08/15/2029		260	263
3.900%, 08/08/2029		150	140
2.900%, 06/25/2025		210	208
Lowe's
5.850%, 04/01/2063		128	125
5.625%, 04/15/2053		125	120
5.000%, 04/15/2040		725	678
4.250%, 04/01/2052		624	487
3.500%, 04/01/2051		429	292
McDonald's MTN
6.300%, 03/01/2038		393	423
4.250%, 03/07/2035	EUR	200	220

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Newell Brands
5.700%, 04/01/2026		$68	$68
Starbucks
3.500%, 11/15/2050		435	300
Time Warner Cable
7.300%, 07/01/2038		530	539
6.750%, 06/15/2039		10	10
6.550%, 05/01/2037		268	259
5.875%, 11/15/2040		1,405	1,257
5.500%, 09/01/2041		1,599	1,357
Time Warner Entertainment
8.375%, 07/15/2033		270	304
Toyota Motor Credit
5.100%, 03/21/2031		1,190	1,194
Virgin Media Secured Finance
5.500%, 05/15/2029 (D)		250	234

			30,097

Consumer Staples — 1.0%
Anheuser-Busch
4.900%, 02/01/2046		2,802	2,548
4.700%, 02/01/2036		3,171	3,008
Anheuser-Busch InBev MTN
3.950%, 03/22/2044	EUR	1,045	1,100
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059		$192	195
5.450%, 01/23/2039		907	909
Bacardi
4.450%, 05/15/2025 (D)		1,545	1,542
BAT Capital
7.081%, 08/02/2053		268	294
6.000%, 02/20/2034		223	229
5.834%, 02/20/2031		1,475	1,508
5.282%, 04/02/2050		1,260	1,103
4.540%, 08/15/2047		1,014	800
4.390%, 08/15/2037		264	228
Bunge Finance
4.650%, 09/17/2034		1,080	1,020
4.200%, 09/17/2029		540	524
1.630%, 08/17/2025		264	259
Coca-Cola
5.200%, 01/14/2055		538	511
4.650%, 08/14/2034		416	404
Haleon US Capital
3.625%, 03/24/2032		485	439
Imperial Brands Finance
3.500%, 07/26/2026 (D)		635	621
Imperial Brands Finance MTN
5.875%, 07/01/2034 (D)		242	241
JBS USA Holding Lux Sarl
7.250%, 11/15/2053		637	702
6.750%, 03/15/2034		1,337	1,414
6.500%, 12/01/2052		2,574	2,618

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 12/01/2031		$183	$162
3.625%, 01/15/2032		938	828
3.000%, 02/02/2029		60	55
3.000%, 05/15/2032		1,371	1,141
Keurig Dr Pepper
5.300%, 03/15/2034		1,355	1,353
Kroger
5.500%, 09/15/2054		1,133	1,067
5.000%, 09/15/2034		390	378
Mondelez International
2.375%, 03/06/2035	EUR	595	551
Philip Morris International
5.750%, 11/17/2032		$315	324
5.500%, 09/07/2030		361	370
5.375%, 02/15/2033		810	811
5.250%, 09/07/2028		308	312
5.125%, 02/15/2030		1,155	1,161
5.000%, 11/17/2025		544	546
4.875%, 02/15/2028		740	742
Pilgrim's Pride
3.500%, 03/01/2032		350	302
Reynolds American
8.125%, 05/01/2040		570	659
5.850%, 08/15/2045		490	466
Spectrum Brands
3.875%, 03/15/2031 (D)		655	564
Tyson Foods
5.700%, 03/15/2034		527	534
5.150%, 08/15/2044		197	180

			34,723

Energy — 1.5%
BP Capital Markets America
4.893%, 09/11/2033		715	692
4.812%, 02/13/2033		1,440	1,392
Cheniere Corpus Christi Holdings
3.700%, 11/15/2029		938	881
Continental Resources
2.268%, 11/15/2026 (D)		2,075	1,970
Devon Energy
7.875%, 09/30/2031		600	676
5.750%, 09/15/2054		463	420
5.200%, 09/15/2034		1,868	1,773
5.000%, 06/15/2045		1,232	1,029
Diamondback Energy
5.900%, 04/18/2064		516	484
5.750%, 04/18/2054		840	788
5.400%, 04/18/2034		357	351
5.200%, 04/18/2027		260	263
5.150%, 01/30/2030		485	486
Ecopetrol
5.875%, 05/28/2045		976	672
4.625%, 11/02/2031		160	133

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Enbridge
6.200%, 11/15/2030	$385	$405
6.000%, 11/15/2028	385	399
5.950%, 04/05/2054	129	128
5.625%, 04/05/2034	389	391
Energy Transfer
6.550%, 12/01/2033	490	522
6.400%, 12/01/2030	1,530	1,617
6.050%, 09/01/2054	488	477
5.950%, 05/15/2054	3,072	2,970
5.600%, 09/01/2034	655	654
5.300%, 04/15/2047	262	232
5.250%, 04/15/2029	685	687
5.250%, 07/01/2029	655	658
4.000%, 10/01/2027	600	587
3.750%, 05/15/2030	1,250	1,166
Eni
5.950%, 05/15/2054 (D)	200	192
Enterprise Products Operating
5.550%, 02/16/2055	441	424
4.950%, 02/15/2035	1,299	1,257
4.150%, 10/16/2028	1,605	1,567
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (D)	458	373
2.160%, 03/31/2034 (D)	557	478
1.750%, 09/30/2027 (D)	432	409
Greensaif Pipelines Bidco Sarl
6.103%, 08/23/2042 (D)	965	941
Hess
6.000%, 01/15/2040	2,885	3,004
5.800%, 04/01/2047	770	771
HF Sinclair
5.875%, 04/01/2026	620	625
5.000%, 02/01/2028	1,595	1,575
KazMunayGas National JSC
5.750%, 04/19/2047 (D)	340	293
Kinder Morgan
5.200%, 03/01/2048	205	181
Kinder Morgan Energy Partners
5.500%, 03/01/2044	365	338
Occidental Petroleum
7.875%, 09/15/2031	610	675
7.500%, 05/01/2031	870	951
6.600%, 03/15/2046	360	364
ONEOK
5.850%, 11/01/2064	105	98
5.700%, 11/01/2054	759	714
5.050%, 11/01/2034	135	129
Pertamina Persero
6.000%, 05/03/2042 (D)	300	294
Petroleos Mexicanos
6.350%, 02/12/2048	155	102
2.460%, 12/15/2025	185	177

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.378%, 04/15/2025		$51	$50
Petroleos Mexicanos MTN
6.750%, 09/21/2047		351	241
Phillips 66
1.300%, 02/15/2026		255	246
Sabine Pass Liquefaction
5.000%, 03/15/2027		3,210	3,217
Shell International Finance BV
4.125%, 05/11/2035		1,001	925
Tennessee Gas Pipeline
8.375%, 06/15/2032		1,140	1,294
2.900%, 03/01/2030 (D)		2,775	2,488
TotalEnergies Capital
5.638%, 04/05/2064		129	123
5.488%, 04/05/2054		259	248
5.425%, 09/10/2064		136	126
5.275%, 09/10/2054		269	249
TransCanada PipeLines
4.625%, 03/01/2034		960	893
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (D)		290	249
Venture Global LNG
7.000%, 01/15/2030 (D)		580	589
Western Midstream Operating
4.050%, 02/01/2030		1,200	1,125
3.100%, 02/01/2025		390	389

			51,287

Financials — 7.5%
Agree
4.800%, 10/01/2032		241	231
AIB Group MTN
5.871%, SOFRRATE + 1.910%, 03/28/2035 (B)(D)		1,035	1,035
Ally Financial
6.184%, SOFRRATE + 2.290%, 07/26/2035 (B)		225	222
American Express
5.389%, SOFRRATE + 0.970%, 07/28/2027 (B)		3,465	3,503
American International Group
3.875%, 01/15/2035		210	186
Annington Funding MTN
2.924%, 10/06/2051	GBP	665	563
Antares Holdings
6.350%, 10/23/2029 (D)		$281	279
Aon North America
5.450%, 03/01/2034		2,525	2,521
Apollo Global Management
5.800%, 05/21/2054		394	396
Ares Management
5.600%, 10/11/2054		390	371

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Athene Global Funding
3.205%, 03/08/2027 (D)	$635	$606
2.950%, 11/12/2026 (D)	1,350	1,303
1.608%, 06/29/2026 (D)	1,605	1,529
Avolon Holdings Funding
6.375%, 05/04/2028 (D)	680	699
5.750%, 03/01/2029 (D)	680	687
5.750%, 11/15/2029 (D)	1,375	1,392
2.875%, 02/15/2025 (D)	975	972
2.528%, 11/18/2027 (D)	779	722
Banco Bilbao Vizcaya Argentaria
6.033%, H15T1Y + 1.950%, 03/13/2035 (B)	600	600
Banco Santander
4.175%, H15T1Y + 2.000%, 03/24/2028 (B)	200	196
2.746%, 05/28/2025	1,200	1,188
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.621%, 12/10/2029 (D)	570	567
Bank of America
5.518%, SOFRRATE + 1.738%, 10/25/2035 (B)	1,230	1,203
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	4,485	4,490
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	2,155	2,048
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	2,007	1,924
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	250	211
2.299%, SOFRRATE + 1.220%, 07/21/2032 (B)	45	38
1.734%, SOFRRATE + 0.960%, 07/22/2027 (B)	4,874	4,646
1.658%, SOFRRATE + 0.910%, 03/11/2027 (B)	2,875	2,770
Bank of America MTN
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	1,630	1,276
3.974%, TSFR3M + 1.472%, 02/07/2030 (B)	1,900	1,821
3.970%, TSFR3M + 1.332%, 03/05/2029 (B)	625	606
3.824%, TSFR3M + 1.837%, 01/20/2028 (B)	631	618
3.593%, TSFR3M + 1.632%, 07/21/2028 (B)	1,364	1,321
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	470	404
2.884%, TSFR3M + 1.452%, 10/22/2030 (B)	265	239

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.496%, TSFR3M + 1.252%, 02/13/2031 (B)	$695	$611
2.087%, SOFRRATE + 1.060%, 06/14/2029 (B)	5,700	5,173
1.922%, SOFRRATE + 1.370%, 10/24/2031 (B)	500	418
Bank of New York Mellon
4.543%, SOFRRATE + 1.169%, 02/01/2029 (B)	800	794
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(B)(E)	510	505
Barclays
4.375%, 01/12/2026	4,600	4,578
BBVA Bancomer
5.250%, 09/10/2029 (D)	336	329
BlackRock Funding
5.250%, 03/14/2054	140	132
Blackstone Private Credit Fund
6.000%, 11/22/2034 (D)	440	429
BNP Paribas
5.497%, SOFRRATE + 1.590%, 05/20/2030 (B)(D)	1,775	1,777
5.125%, H15T1Y + 1.450%, 01/13/2029 (B)(D)	1,670	1,669
Canadian Imperial Bank of Commerce
4.631%, SOFRRATE + 1.335%, 09/11/2030 (B)	809	792
Cantor Fitzgerald
4.500%, 04/14/2027 (D)	795	780
Capital One Financial
5.884%, SOFRRATE + 1.990%, 07/26/2035 (B)	533	536
5.463%, SOFRRATE + 1.560%, 07/26/2030 (B)	799	801
Charles Schwab
6.196%, SOFRRATE + 1.878%, 11/17/2029 (B)	720	750
5.643%, SOFRRATE + 2.210%, 05/19/2029 (B)	1,330	1,357
Chubb INA Holdings MTN
5.000%, 03/15/2034	685	676
CI Financial
3.200%, 12/17/2030	1,635	1,390
Citadel
4.875%, 01/15/2027 (D)	660	652
Citibank
5.570%, 04/30/2034	1,510	1,528
4.838%, 08/06/2029	1,396	1,390
Citigroup
8.125%, 07/15/2039	625	771
6.174%, SOFRRATE + 2.661%, 05/25/2034 (B)	761	775
5.827%, SOFRRATE + 2.056%, 02/13/2035 (B)	285	284

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.610%, SOFRRATE + 1.546%, 09/29/2026 (B)	$1,375	$1,383
5.174%, SOFRRATE + 1.364%, 02/13/2030 (B)	4,995	4,991
4.542%, SOFRRATE + 1.338%, 09/19/2030 (B)	1,083	1,052
3.980%, TSFR3M + 1.600%, 03/20/2030 (B)	1,860	1,776
2.976%, SOFRRATE + 1.422%, 11/05/2030 (B)	715	645
2.666%, SOFRRATE + 1.146%, 01/29/2031 (B)	570	504
2.572%, SOFRRATE + 2.107%, 06/03/2031 (B)	2,305	2,009
2.561%, SOFRRATE + 1.167%, 05/01/2032 (B)	3,910	3,310
Citizens Financial Group
5.718%, SOFRRATE + 1.910%, 07/23/2032 (B)	804	807
Constellation Insurance
6.800%, 01/24/2030 (D)	625	608
Cooperatieve Rabobank UA
4.375%, 08/04/2025	1,780	1,773
3.758%, H15T1Y + 1.420%, 04/06/2033 (B)(D)	1,790	1,608
3.649%, H15T1Y + 1.220%, 04/06/2028 (B)(D)	420	407
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (B)	730	764
5.414%, 05/10/2029	979	994
5.403%, SOFRRATE + 2.050%, 09/11/2035 (B)	551	522
4.999%, SOFRRATE + 1.700%, 09/11/2030 (B)	1,210	1,183
3.742%, SOFRRATE + 2.257%, 01/07/2033 (B)	685	580
DNB Bank
4.853%, SOFRRATE + 1.050%, 11/05/2030 (B)(D)	1,415	1,399
F&G Global Funding
1.750%, 06/30/2026 (D)	810	771
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,021	1,046
7.050%, 07/15/2028 (D)	1,000	1,034
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (B)(D)	1,650	1,585
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (B)(D)	720	742
FS KKR Capital
6.125%, 01/15/2030	1,015	1,014

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (B)	$1,316	$1,326
5.283%, SOFRRATE + 0.777%, 03/18/2027 (B)	803	808
Goldman Sachs Group
5.330%, SOFRRATE + 1.550%, 07/23/2035 (B)	803	788
5.049%, SOFRRATE + 1.210%, 07/23/2030 (B)	1,070	1,064
5.016%, SOFRRATE + 1.420%, 10/23/2035 (B)	1,563	1,496
4.692%, SOFRRATE + 1.135%, 10/23/2030 (B)	778	762
4.223%, TSFR3M + 1.563%, 05/01/2029 (B)	1,300	1,265
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)	1,690	1,428
2.615%, SOFRRATE + 1.281%, 04/22/2032 (B)	195	166
2.383%, SOFRRATE + 1.248%, 07/21/2032 (B)	5,970	4,975
1.542%, SOFRRATE + 0.818%, 09/10/2027 (B)	4,845	4,581
1.431%, SOFRRATE + 0.798%, 03/09/2027 (B)	1,150	1,104
Golub Capital Private Credit Fund
5.800%, 09/12/2029 (D)	410	401
Guardian Life Global Funding MTN
4.179%, 09/26/2029 (D)	1,445	1,404
Healthcare Realty Holdings
3.875%, 05/01/2025	15	15
HSBC Bank USA
7.000%, 01/15/2039	275	305
HSBC Holdings
5.887%, SOFRRATE + 1.570%, 08/14/2027 (B)	485	492
5.874%, SOFRRATE + 1.900%, 11/18/2035 (B)	2,536	2,476
5.733%, SOFRRATE + 1.520%, 05/17/2032 (B)	3,515	3,556
5.597%, SOFRRATE + 1.060%, 05/17/2028 (B)	605	611
5.286%, SOFRRATE + 1.290%, 11/19/2030 (B)	2,008	1,995
4.583%, TSFR3M + 1.796%, 06/19/2029 (B)	260	255
2.357%, SOFRRATE + 1.947%, 08/18/2031 (B)	370	315
2.099%, SOFRRATE + 1.929%, 06/04/2026 (B)	2,440	2,411
Huntington Bancshares
5.272%, SOFRRATE + 1.276%, 01/15/2031 (B)	879	880

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Intercontinental Exchange
5.250%, 06/15/2031	$705	$711
Invitation Homes Operating Partnership
2.000%, 08/15/2031	1,040	844
Jackson Financial
3.125%, 11/23/2031	1,405	1,198
Jane Street Group
7.125%, 04/30/2031 (D)	310	319
JPMorgan Chase
8.750%, 09/01/2030	970	1,141
5.766%, SOFRRATE + 1.490%, 04/22/2035 (B)	2,520	2,578
5.571%, SOFRRATE + 0.930%, 04/22/2028 (B)	780	793
5.380%, TSFR3M + 0.812%, 02/01/2027 (B)	1,590	1,566
5.299%, SOFRRATE + 1.450%, 07/24/2029 (B)	2,010	2,030
5.294%, SOFRRATE + 1.460%, 07/22/2035 (B)	1,151	1,139
4.979%, SOFRRATE + 0.930%, 07/22/2028 (B)	338	339
4.946%, SOFRRATE + 1.340%, 10/22/2035 (B)	519	500
4.603%, SOFRRATE + 1.040%, 10/22/2030 (B)	1,039	1,019
4.505%, SOFRRATE + 0.860%, 10/22/2028 (B)	779	772
4.452%, TSFR3M + 1.592%, 12/05/2029 (B)	300	294
4.250%, 10/01/2027	720	715
4.203%, TSFR3M + 1.522%, 07/23/2029 (B)	1,705	1,659
3.625%, 12/01/2027	230	223
2.956%, TSFR3M + 2.515%, 05/13/2031 (B)	780	698
2.950%, 10/01/2026	377	367
2.947%, SOFRRATE + 1.170%, 02/24/2028 (B)	650	625
2.739%, TSFR3M + 1.510%, 10/15/2030 (B)	855	770
2.545%, SOFRRATE + 1.180%, 11/08/2032 (B)	1,380	1,164
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	450	397
2.182%, SOFRRATE + 1.890%, 06/01/2028 (B)	410	385
2.083%, SOFRRATE + 1.850%, 04/22/2026 (B)	830	823
2.069%, SOFRRATE + 1.015%, 06/01/2029 (B)	1,285	1,168
2.005%, TSFR3M + 1.585%, 03/13/2026 (B)	660	656

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.953%, SOFRRATE + 1.065%, 02/04/2032 (B)	$1,360	$1,127
1.578%, SOFRRATE + 0.885%, 04/22/2027 (B)	4,085	3,923
1.045%, SOFRRATE + 0.800%, 11/19/2026 (B)	1,255	1,215
1.040%, TSFR3M + 0.695%, 02/04/2027 (B)	105	101
Lloyds Banking Group
5.590%, H15T1Y + 1.200%, 11/26/2035 (B)	929	921
5.087%, H15T1Y + 0.850%, 11/26/2028 (B)	1,762	1,764
Mastercard
4.550%, 01/15/2035	808	774
4.350%, 01/15/2032	943	912
Mercury General
4.400%, 03/15/2027	935	916
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	1,045	1,023
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/2026 (B)	1,760	1,761
4.080%, H15T1Y + 1.300%, 04/19/2028 (B)	400	393
3.837%, H15T1Y + 1.125%, 04/17/2026 (B)	380	379
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	1,576	1,567
5.449%, SOFRRATE + 1.630%, 07/20/2029 (B)	938	948
5.320%, SOFRRATE + 1.555%, 07/19/2035 (B)	2,027	1,994
5.042%, SOFRRATE + 1.215%, 07/19/2030 (B)	1,203	1,199
4.654%, SOFRRATE + 1.100%, 10/18/2030 (B)	1,583	1,549
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	770	738
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (B)	3,353	3,417
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	1,610	1,585
5.164%, SOFRRATE + 1.590%, 04/20/2029 (B)	692	694
4.431%, TSFR3M + 1.890%, 01/23/2030 (B)	10	10
3.772%, TSFR3M + 1.402%, 01/24/2029 (B)	1,080	1,042
3.622%, SOFRRATE + 3.120%, 04/01/2031 (B)	1,920	1,783

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.699%, SOFRRATE + 1.143%, 01/22/2031 (B)	$520	$462
2.511%, SOFRRATE + 1.200%, 10/20/2032 (B)	1,530	1,282
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	105	87
2.188%, SOFRRATE + 1.990%, 04/28/2026 (B)	1,300	1,288
1.794%, SOFRRATE + 1.034%, 02/13/2032 (B)	915	747
Morgan Stanley Bank
4.968%, SOFRRATE + 0.930%, 07/14/2028 (B)	975	978
4.952%, SOFRRATE + 1.080%, 01/14/2028 (B)	1,428	1,430
Nasdaq
5.550%, 02/15/2034	1,785	1,801
National Securities Clearing
1.500%, 04/23/2025 (D)	330	327
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(D)	325	311
NatWest Group
7.472%, H15T1Y + 2.850%, 11/10/2026 (B)	1,085	1,107
1.642%, H15T1Y + 0.900%, 06/14/2027 (B)	2,325	2,219
New York Life Global Funding
0.950%, 06/24/2025 (D)	340	334
Nordea Bank Abp
4.375%, 09/10/2029 (D)	1,227	1,200
Nordea Bank Abp MTN
6.300%, H15T5Y + 2.660%(B)(D)(E)	960	917
Northwestern Mutual Global Funding
5.160%, 05/28/2031 (D)	975	977
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (D)	984	737
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	500	546
5.676%, SOFRRATE + 1.902%, 01/22/2035 (B)	200	202
4.812%, SOFRRATE + 1.259%, 10/21/2032 (B)	597	581
Principal Life Global Funding II
1.250%, 06/23/2025 (D)	160	157
Santander Holdings USA
6.342%, SOFRRATE + 2.138%, 05/31/2035 (B)	1,096	1,110
4.500%, 07/17/2025	80	80
Santander UK Group Holdings
2.469%, SOFRRATE + 1.220%, 01/11/2028 (B)	355	336

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.673%, SOFRRATE + 0.989%, 06/14/2027 (B)	$120	$114
1.532%, H15T1Y + 1.250%, 08/21/2026 (B)	235	230
SBL Holdings
7.200%, 10/30/2034 (D)	710	691
Shift4 Payments
6.750%, 08/15/2032 (D)	420	427
Societe Generale MTN
7.367%, 01/10/2053 (D)	525	516
2.625%, 01/22/2025 (D)	735	734
Sumitomo Mitsui Trust Bank MTN
4.850%, 09/10/2034 (D)	426	411
4.500%, 09/10/2029 (D)	557	545
Swedbank
4.998%, 11/20/2029 (D)	1,060	1,058
Teachers Insurance & Annuity Association of America
3.300%, 05/15/2050 (D)	2,455	1,636
Toronto-Dominion Bank MTN
2.800%, 03/10/2027	570	547
Truist Financial MTN
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	269	271
4.260%, SOFRRATE + 1.456%, 07/28/2026 (B)	680	677
4.123%, SOFRRATE + 1.368%, 06/06/2028 (B)	165	162
UBS
7.950%, 01/09/2025	1,220	1,221
7.500%, 02/15/2028	1,240	1,328
UBS MTN
3.700%, 02/21/2025	1,320	1,317
UBS Group
5.379%, USISSO01 + 1.860%, 09/06/2045 (B)(D)	646	615
4.282%, 01/09/2028 (D)	625	611
4.194%, SOFRRATE + 3.730%, 04/01/2031 (B)(D)	582	550
3.750%, 03/26/2025	1,085	1,082
3.091%, SOFRRATE + 1.730%, 05/14/2032 (B)(D)	444	386
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (B)	310	317
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	1,310	1,336
5.678%, SOFRRATE + 1.860%, 01/23/2035 (B)	385	388
5.384%, SOFRRATE + 1.560%, 01/23/2030 (B)	580	585
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	95	91

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.653%, SOFRRATE + 1.230%, 02/01/2029 (B)	$750	$742
Wells Fargo
7.950%, 11/15/2029	495	550
6.303%, SOFRRATE + 1.790%, 10/23/2029 (B)	261	271
5.418%, TSFR3M + 0.762%, 01/15/2027 (B)	1,200	1,182
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	450	445
2.188%, SOFRRATE + 2.000%, 04/30/2026 (B)	2,135	2,116
Wells Fargo MTN
5.707%, SOFRRATE + 1.070%, 04/22/2028 (B)	1,564	1,590
5.574%, SOFRRATE + 1.740%, 07/25/2029 (B)	256	260
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	1,790	1,788
5.198%, SOFRRATE + 1.500%, 01/23/2030 (B)	1,716	1,721
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	3,550	3,151
4.897%, SOFRRATE + 2.100%, 07/25/2033 (B)	2,662	2,571
4.478%, TSFR3M + 4.032%, 04/04/2031 (B)	1,620	1,568
4.400%, 06/14/2046	1,270	1,020
3.526%, SOFRRATE + 1.510%, 03/24/2028 (B)	2,075	2,012
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)	2,230	1,955
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	200	188
2.164%, TSFR3M + 1.012%, 02/11/2026 (B)	1,165	1,161

		257,647

Health Care — 2.2%
AbbVie
5.500%, 03/15/2064	225	215
5.400%, 03/15/2054	380	366
5.050%, 03/15/2034	893	882
4.950%, 03/15/2031	536	536
4.800%, 03/15/2027	650	654
4.800%, 03/15/2029	893	892
4.550%, 03/15/2035	641	603
4.500%, 05/14/2035	1,863	1,745
4.250%, 11/21/2049	1,634	1,329
4.050%, 11/21/2039	272	232
3.200%, 11/21/2029	1,317	1,222
Alcon Finance
5.375%, 12/06/2032 (D)	725	724
2.600%, 05/27/2030 (D)	200	177

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Amgen
6.375%, 06/01/2037	$910	$966
5.650%, 03/02/2053	2,891	2,783
5.600%, 03/02/2043	375	365
4.400%, 05/01/2045	375	311
3.150%, 02/21/2040	750	559
2.000%, 01/15/2032	1,515	1,230
Astrazeneca Finance
5.000%, 02/26/2034	525	519
Bausch + Lomb
8.375%, 10/01/2028 (D)	350	362
Bayer US Finance
6.875%, 11/21/2053 (D)	500	504
6.500%, 11/21/2033 (D)	270	275
Bayer US Finance II
4.875%, 06/25/2048 (D)	1,795	1,398
4.625%, 06/25/2038 (D)	420	350
4.375%, 12/15/2028 (D)	3,688	3,547
Becton Dickinson
5.081%, 06/07/2029	351	353
Bristol-Myers Squibb
5.750%, 02/01/2031	825	858
Centene
3.000%, 10/15/2030	1,908	1,646
Cigna Group
5.600%, 02/15/2054	598	560
4.375%, 10/15/2028	810	794
3.400%, 03/01/2027	380	369
3.400%, 03/15/2051	588	384
CommonSpirit Health
3.347%, 10/01/2029	241	225
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (B)	850	853
6.750%, H15T5Y + 2.516%, 12/10/2054 (B)	230	225
5.875%, 06/01/2053	535	491
5.550%, 06/01/2031	709	704
5.125%, 07/20/2045	1,075	903
5.050%, 03/25/2048	4,788	3,948
5.000%, 02/20/2026	1,295	1,294
4.780%, 03/25/2038	821	710
4.300%, 03/25/2028	809	784
4.125%, 04/01/2040	68	53
3.875%, 07/20/2025	515	512
3.750%, 04/01/2030	540	494
3.625%, 04/01/2027	140	136
3.250%, 08/15/2029	635	578
2.125%, 09/15/2031	370	296
1.875%, 02/28/2031	1,660	1,338
Elevance Health
5.850%, 11/01/2064	176	170
5.700%, 02/15/2055	352	339

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.375%, 06/15/2034		$1,054	$1,045
5.200%, 02/15/2035		525	513
5.150%, 06/15/2029		566	569
4.950%, 11/01/2031		704	692
4.750%, 02/15/2030		879	868
Eli Lilly
5.100%, 02/09/2064		356	325
5.050%, 08/14/2054		265	246
4.700%, 02/09/2034		710	688
4.600%, 08/14/2034		1,105	1,061
4.200%, 08/14/2029		816	799
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (D)		1,345	1,265
Gilead Sciences
4.000%, 09/01/2036		262	231
HCA
5.900%, 06/01/2053		985	930
5.875%, 02/01/2029		410	418
5.625%, 09/01/2028		60	61
5.500%, 06/15/2047		60	55
5.375%, 02/01/2025		160	160
5.250%, 04/15/2025		820	821
5.250%, 06/15/2026		650	652
5.250%, 06/15/2049		2,178	1,884
4.500%, 02/15/2027		20	20
4.125%, 06/15/2029		1,376	1,312
3.625%, 03/15/2032		415	366
3.500%, 09/01/2030		2,000	1,816
2.375%, 07/15/2031		751	623
Humana
3.700%, 03/23/2029		3,205	3,025
Kedrion
6.500%, 09/01/2029 (D)		330	310
Medline Borrower
6.250%, 04/01/2029 (D)		370	374
Medtronic Global Holdings SCA
3.375%, 10/15/2034	EUR	535	555
Merck
2.350%, 06/24/2040		$543	368
ModivCare
5.000%, 10/01/2029 (D)		1,360	800
Pfizer
4.000%, 12/15/2036		420	375
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063		513	471
5.300%, 05/19/2053		712	667
4.750%, 05/19/2033		3,071	2,984
Prime Healthcare Services
9.375%, 09/01/2029 (D)		790	769
Royalty Pharma
1.200%, 09/02/2025		535	522
UnitedHealth Group
5.875%, 02/15/2053		1,432	1,436

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 07/15/2064	$278	$270
5.500%, 07/15/2044	136	132
5.375%, 04/15/2054	1,885	1,768
5.150%, 07/15/2034	2,000	1,973
4.600%, 04/15/2027	537	538
4.250%, 04/15/2047	450	365
3.050%, 05/15/2041	121	87
Universal Health Services
1.650%, 09/01/2026	685	648

		77,620

Industrials — 1.7%
AerCap Ireland Capital DAC
6.450%, 04/15/2027	929	958
4.950%, 09/10/2034	3,510	3,342
3.300%, 01/30/2032	1,590	1,386
3.000%, 10/29/2028	4,305	3,986
2.450%, 10/29/2026	3,530	3,379
Air Lease
3.375%, 07/01/2025	310	308
3.250%, 03/01/2025	1,645	1,640
Air Lease MTN
3.000%, 02/01/2030	1,320	1,192
2.300%, 02/01/2025	355	354
American Airlines
8.500%, 05/15/2029 (D)	350	367
BAE Systems
5.250%, 03/26/2031 (D)	1,185	1,187
Boeing
6.528%, 05/01/2034	517	542
6.388%, 05/01/2031	1,025	1,072
6.298%, 05/01/2029	1,575	1,633
5.805%, 05/01/2050	1,773	1,649
3.550%, 03/01/2038	196	148
3.250%, 02/01/2035	120	96
3.100%, 05/01/2026	160	156
2.800%, 03/01/2027	190	181
2.700%, 02/01/2027	140	133
2.196%, 02/04/2026	1,120	1,086
Burlington Northern Santa Fe
5.200%, 04/15/2054	272	256
4.450%, 01/15/2053	103	86
Caterpillar Financial Services
4.500%, 01/08/2027	280	281
4.450%, 10/16/2026	535	535
4.375%, 08/16/2029	535	527
Caterpillar Financial Services MTN
5.000%, 05/14/2027	781	789
4.850%, 02/27/2029	515	518
Cintas No. 2
4.000%, 05/01/2032	415	388
Crowley Conro
4.181%, 08/15/2043	376	326

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Delta Air Lines
4.750%, 10/20/2028 (D)	$1,163	$1,147
4.500%, 10/20/2025 (D)	79	79
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,924	2,692
General Dynamics
4.250%, 04/01/2040	510	445
General Electric MTN
5.265%, TSFR3M + 0.742%, 08/15/2036 (B)	2,400	2,256
GFL Environmental
6.750%, 01/15/2031 (D)	330	339
Howmet Aerospace
4.850%, 10/15/2031	348	341
Huntington Ingalls Industries
5.749%, 01/15/2035	920	917
Icahn Enterprises
10.000%, 11/15/2029 (D)	1,770	1,774
9.000%, 06/15/2030	45	43
John Deere Capital MTN
5.150%, 09/08/2026	657	665
5.100%, 04/11/2034	649	648
5.050%, 06/12/2034	823	819
4.150%, 09/15/2027	512	507
Lockheed Martin
5.200%, 02/15/2055	529	498
5.200%, 02/15/2064	515	478
4.800%, 08/15/2034	535	519
4.150%, 06/15/2053	1,220	975
Otis Worldwide
3.112%, 02/15/2040	545	408
Parker-Hannifin
4.250%, 09/15/2027	490	485
Prime Security Services Borrower
5.750%, 04/15/2026 (D)	320	320
Protective Life Global Funding
1.618%, 04/15/2026 (D)	2,170	2,085
Raven Acquisition Holdings
6.875%, 11/15/2031 (D)	740	733
Republic Services
5.000%, 11/15/2029	524	527
1.450%, 02/15/2031	1,285	1,042
RTX
6.400%, 03/15/2054	529	575
TransDigm
7.125%, 12/01/2031 (D)	330	338
6.625%, 03/01/2032 (D)	220	222
4.875%, 05/01/2029	200	189
Uber Technologies
5.350%, 09/15/2054	310	288
4.800%, 09/15/2034	2,316	2,217

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Union Pacific
3.250%, 02/05/2050	$480	$327
2.891%, 04/06/2036	515	415
2.800%, 02/14/2032	331	287
2.375%, 05/20/2031	244	211
United Airlines Class A Pass-Through Trust
5.800%, 01/15/2036	1,554	1,585
United Parcel Service
5.200%, 04/01/2040	240	234
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	345	343
Waste Management
4.950%, 03/15/2035	1,230	1,199

		57,673

Information Technology — 1.2%
Accenture Capital
4.500%, 10/04/2034	573	545
4.250%, 10/04/2031	1,043	1,002
4.050%, 10/04/2029	652	633
3.900%, 10/04/2027	782	770
Analog Devices
5.300%, 04/01/2054	469	447
Apple
3.950%, 08/08/2052	491	391
2.650%, 05/11/2050	203	126
2.650%, 02/08/2051	157	97
2.375%, 02/08/2041	187	128
AppLovin
5.950%, 12/01/2054	1,100	1,083
Broadcom
5.150%, 11/15/2031	803	808
5.050%, 07/12/2029	937	941
4.926%, 05/15/2037 (D)	3,560	3,386
4.800%, 10/15/2034	1,560	1,505
4.550%, 02/15/2032	653	631
4.150%, 02/15/2028	879	864
4.150%, 11/15/2030	289	277
3.419%, 04/15/2033 (D)	529	463
3.150%, 11/15/2025	301	297
2.450%, 02/15/2031 (D)	402	347
Cadence Design Systems
4.700%, 09/10/2034	943	904
4.300%, 09/10/2029	1,348	1,322
4.200%, 09/10/2027	485	479
Cisco Systems
5.050%, 02/26/2034	1,050	1,046
CommScope
4.750%, 09/01/2029 (D)	140	125
Helios Software Holdings
8.750%, 05/01/2029 (D)	680	695

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hewlett Packard Enterprise
5.000%, 10/15/2034	$3,015	$2,898
Intel
5.900%, 02/10/2063	358	323
5.700%, 02/10/2053	512	453
5.625%, 02/10/2043	147	134
5.600%, 02/21/2054	260	228
3.050%, 08/12/2051	1,225	699
2.800%, 08/12/2041	221	141
Intuit
5.500%, 09/15/2053	510	499
KLA
4.700%, 02/01/2034	518	503
3.300%, 03/01/2050	210	145
Kyndryl Holdings
2.050%, 10/15/2026	925	880
Micron Technology
5.375%, 04/15/2028	1,286	1,300
Microsoft
3.450%, 08/08/2036	810	706
Open Text
6.900%, 12/01/2027 (D)	304	314
Oracle
6.900%, 11/09/2052	290	325
5.500%, 09/27/2064	269	246
5.375%, 09/27/2054	269	248
4.650%, 05/06/2030	330	325
4.000%, 07/15/2046	446	343
3.900%, 05/15/2035	1,615	1,415
3.800%, 11/15/2037	3,495	2,918
3.600%, 04/01/2040	130	102
3.600%, 04/01/2050	730	512
2.950%, 04/01/2030	860	776
2.875%, 03/25/2031	1,040	915
1.650%, 03/25/2026	890	858
PayPal Holdings
2.300%, 06/01/2030	945	828
Sprint Capital
8.750%, 03/15/2032	1,895	2,263
Texas Instruments
5.150%, 02/08/2054	259	242
5.000%, 03/14/2053	565	518
TSMC Global
1.375%, 09/28/2030 (D)	675	556
Vontier
1.800%, 04/01/2026	495	475

		42,400

Materials — 0.5%
Amcor Finance USA
3.625%, 04/28/2026	2,425	2,384
Anglo American Capital
5.750%, 04/05/2034 (D)	910	916

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 09/11/2027 (D)	$200	$194
Ball
3.125%, 09/15/2031	370	314
Berry Global
5.650%, 01/15/2034 (D)	450	451
1.650%, 01/15/2027	2,985	2,795
Celanese US Holdings
6.800%, 11/15/2030	1,680	1,739
6.050%, 03/15/2025	345	345
Dow Chemical
4.800%, 05/15/2049	360	303
DuPont de Nemours
4.493%, 11/15/2025	830	828
Glencore Funding
5.634%, 04/04/2034 (D)	435	433
4.000%, 03/27/2027 (D)	1,200	1,177
International Flavors & Fragrances
5.000%, 09/26/2048	380	326
4.375%, 06/01/2047	230	180
3.468%, 12/01/2050 (D)	55	36
3.268%, 11/15/2040 (D)	535	382
2.300%, 11/01/2030 (D)	1,425	1,210
1.832%, 10/15/2027 (D)	130	119
Newmont
5.350%, 03/15/2034	382	380
OCP
4.500%, 10/22/2025 (D)	400	395
3.750%, 06/23/2031 (D)	410	353
Suzano Austria GmbH
3.750%, 01/15/2031	1,280	1,130

		16,390

Real Estate — 0.6%
Agree
2.600%, 06/15/2033	109	88
2.000%, 06/15/2028	400	362
American Assets Trust
3.375%, 02/01/2031	1,370	1,192
American Homes 4 Rent
5.500%, 07/15/2034	347	344
4.300%, 04/15/2052	693	539
3.625%, 04/15/2032	1,460	1,305
American Tower
5.550%, 07/15/2033	720	725
2.700%, 04/15/2031	575	497
1.875%, 10/15/2030	290	243
AvalonBay Communities MTN
2.450%, 01/15/2031	505	438
Brixmor Operating Partnership
2.500%, 08/16/2031	423	355
Camden Property Trust
2.800%, 05/15/2030	265	238

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Crown Castle
5.800%, 03/01/2034	$794	$809
5.200%, 09/01/2034	534	520
2.900%, 04/01/2041	234	163
2.100%, 04/01/2031	435	360
Equinix
3.900%, 04/15/2032	1,005	926
ERP Operating
4.650%, 09/15/2034	351	333
Essex Portfolio
5.500%, 04/01/2034	269	269
2.550%, 06/15/2031	228	194
Extra Space Storage
3.900%, 04/01/2029	226	216
2.400%, 10/15/2031	405	336
2.200%, 10/15/2030	371	316
GLP Capital
5.375%, 04/15/2026	645	645
4.000%, 01/15/2031	50	46
Healthcare Realty Holdings
3.625%, 01/15/2028	115	109
3.100%, 02/15/2030	880	791
Hudson Pacific Properties
4.650%, 04/01/2029	470	354
3.950%, 11/01/2027	1,558	1,352
3.250%, 01/15/2030	15	10
Invitation Homes Operating Partnership
5.500%, 08/15/2033	189	188
4.875%, 02/01/2035	393	372
4.150%, 04/15/2032	540	498
Kimco Realty OP
4.850%, 03/01/2035	355	338
LXP Industrial Trust
6.750%, 11/15/2028	295	309
Realty Income
5.125%, 02/15/2034	351	344
4.900%, 07/15/2033	381	369
3.400%, 01/15/2030	265	247
2.850%, 12/15/2032	320	270
2.100%, 03/15/2028	248	228
Regency Centers
5.250%, 01/15/2034	519	511
2.950%, 09/15/2029	606	556
Sabra Health Care
3.900%, 10/15/2029	1,490	1,392
Simon Property Group
4.750%, 09/26/2034	500	474
Store Capital
2.750%, 11/18/2030	391	337
2.700%, 12/01/2031	154	127
Sun Communities Operating
4.200%, 04/15/2032	575	525

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VICI Properties
4.625%, 06/15/2025 (D)	$75	$75
4.125%, 08/15/2030 (D)	39	36
3.875%, 02/15/2029 (D)	305	287

		21,558

Utilities — 2.3%
AEP Texas
6.650%, 02/15/2033	500	531
Alabama Power
3.700%, 12/01/2047	810	605
Alliant Energy Finance
3.600%, 03/01/2032 (D)	300	267
Alpha Generation
6.750%, 10/15/2032 (D)	664	657
American Electric Power
5.699%, 08/15/2025	875	879
American Transmission Systems
2.650%, 01/15/2032 (D)	1,030	873
Baltimore Gas and Electric
2.250%, 06/15/2031	343	290
Berkshire Hathaway Energy
2.850%, 05/15/2051	1,330	812
Boston Gas
4.487%, 02/15/2042 (D)	35	29
Brooklyn Union Gas
6.415%, 07/18/2054 (D)	2,160	2,239
CenterPoint Energy Houston Electric
5.150%, 03/01/2034	2,200	2,173
3.600%, 03/01/2052	253	181
Chile Electricity Lux Mpc II Sarl
5.580%, 10/20/2035 (D)	320	311
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (D)	854	861
Comision Federal de Electricidad
3.875%, 07/26/2033 (D)	270	218
Consolidated Edison of New York
5.700%, 05/15/2054	262	261
5.500%, 03/15/2034	654	665
5.500%, 03/15/2055	632	608
5.375%, 05/15/2034	394	398
4.450%, 03/15/2044	805	688
3.200%, 12/01/2051	77	50
Constellation Energy Generation
5.600%, 03/01/2028	360	367
Consumers Energy
4.700%, 01/15/2030	251	249
Consumers Securitization Funding
5.550%, 03/01/2028	623	628
DTE Electric
3.650%, 03/01/2052	183	134
2.950%, 03/01/2050	400	260

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DTE Energy
5.850%, 06/01/2034		$368	$378
1.050%, 06/01/2025		1,055	1,038
Duke Energy
3.500%, 06/15/2051		212	143
0.900%, 09/15/2025		705	686
Duke Energy Carolinas
5.350%, 01/15/2053		662	630
4.250%, 12/15/2041		878	744
4.000%, 09/30/2042		385	313
3.550%, 03/15/2052		310	218
2.850%, 03/15/2032		425	367
2.550%, 04/15/2031		156	135
Duke Energy Florida
2.400%, 12/15/2031		341	288
Duke Energy Indiana
2.750%, 04/01/2050		605	365
Duke Energy Ohio
5.250%, 04/01/2033		2,250	2,245
Duke Energy Progress
4.100%, 05/15/2042		400	329
3.700%, 10/15/2046		107	79
2.500%, 08/15/2050		346	200
Entergy Arkansas
5.150%, 01/15/2033		514	511
2.650%, 06/15/2051		308	182
Entergy Louisiana
5.150%, 09/15/2034		220	216
Eurogrid GmbH MTN
1.113%, 05/15/2032	EUR	600	533
Evergy Metro
5.300%, 10/01/2041		$100	95
Eversource Energy
5.950%, 02/01/2029		745	767
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (D)		264	265
5.150%, 03/30/2026 (D)		257	258
4.300%, 01/15/2029 (D)		403	392
3.250%, 03/15/2028 (D)		334	317
Florida Power & Light
4.400%, 05/15/2028		1,275	1,262
Indiana Michigan Power
4.550%, 03/15/2046		325	275
Interstate Power and Light
5.700%, 10/15/2033		1,755	1,783
5.450%, 09/30/2054		1,140	1,079
Jersey Central Power & Light
5.100%, 01/15/2035 (D)		420	410
2.750%, 03/01/2032 (D)		1,801	1,529
KeySpan Gas East
3.586%, 01/18/2052 (D)		2,595	1,721
2.742%, 08/15/2026 (D)		1,025	988

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Louisville Gas and Electric
5.450%, 04/15/2033		$2,230	$2,254
MidAmerican Energy
4.800%, 09/15/2043		830	745
2.700%, 08/01/2052		297	180
Mississippi Power
4.250%, 03/15/2042		174	145
3.100%, 07/30/2051		411	267
National Gas Transmission MTN
4.250%, 04/05/2030	EUR	1,000	1,076
National Grid Electricity Transmission MTN
0.823%, 07/07/2032		260	226
NextEra Energy Capital Holdings
6.051%, 03/01/2025		$1,095	1,097
5.250%, 03/15/2034		2,270	2,245
NiSource
5.800%, 02/01/2042		149	144
5.350%, 04/01/2034		2,920	2,896
Northern States Power
5.400%, 03/15/2054		207	199
NSTAR Electric
5.400%, 06/01/2034		395	397
Oncor Electric Delivery
5.550%, 06/15/2054 (D)		257	250
Pacific Gas and Electric
6.100%, 01/15/2029		3,910	4,045
4.950%, 07/01/2050		1,296	1,125
4.750%, 02/15/2044		115	98
4.200%, 06/01/2041		199	162
3.950%, 12/01/2047		790	590
3.500%, 08/01/2050		179	123
2.500%, 02/01/2031		1,325	1,133
2.100%, 08/01/2027		1,705	1,590
PacifiCorp
2.900%, 06/15/2052		1,330	791
PECO Energy
4.150%, 10/01/2044		900	740
2.850%, 09/15/2051		413	256
Piedmont Natural Gas
3.500%, 06/01/2029		736	694
3.350%, 06/01/2050		1,396	921
Pike
8.625%, 01/31/2031 (D)		535	564
PPL Capital Funding
5.250%, 09/01/2034		712	701
Public Service Electric and Gas MTN
5.125%, 03/15/2053		545	508
2.700%, 05/01/2050		160	97
2.050%, 08/01/2050		95	50
1.900%, 08/15/2031		589	485
Public Service Enterprise Group
5.450%, 04/01/2034		441	440

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Public Service of Colorado
5.250%, 04/01/2053		$1,090	$1,012
Public Service of Oklahoma
5.200%, 01/15/2035		1,645	1,593
3.150%, 08/15/2051		232	147
RTE Reseau de Transport d'Electricite SADIR MTN
3.500%, 04/30/2033	EUR	400	417
Sempra
6.550%, H15T5Y + 2.138%, 04/01/2055 (B)		$174	173
Southern California Edison
4.125%, 03/01/2048		355	276
Southern California Gas
2.550%, 02/01/2030		2,030	1,820
Southern Gas Capital
5.150%, 09/15/2032		500	499
4.400%, 05/30/2047		500	410
Southwestern Electric Power
3.250%, 11/01/2051		400	253
1.650%, 03/15/2026		375	361
Southwestern Public Service
3.750%, 06/15/2049		845	613
Suez MTN
2.875%, 05/24/2034	EUR	600	585
Texas Electric Market Stabilization Funding
4.265%, 08/01/2034 (D)		$922	891
Union Electric
5.200%, 04/01/2034		1,025	1,019
Virginia Electric and Power
5.000%, 04/01/2033		2,301	2,252
5.000%, 01/15/2034		2,280	2,217
4.650%, 08/15/2043		585	513
2.950%, 11/15/2051		343	214
Virginia Power Fuel Securitization
5.088%, 05/01/2027		979	983
Vistra Operations
5.700%, 12/30/2034 (D)		1,815	1,796

			81,253

Total Corporate Obligations
(Cost $770,033) ($ Thousands)			734,838

ASSET-BACKED SECURITIES — 7.5%
Automotive — 1.4%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/2028		336	338
Ally Auto Receivables Trust, Ser 2024-2, Cl A3
4.140%, 07/16/2029		969	962

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ally Auto Receivables Trust, Ser 2024-2, Cl A4
4.140%, 10/15/2030	$377	$371
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	318	318
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027	295	297
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028	586	595
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (D)	850	855
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/2025	53	53
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	320	323
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	751	747
CarMax Auto Owner Trust, Ser 2024-1, Cl A3
4.920%, 10/16/2028	695	699
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (D)	439	435
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (D)	1,089	1,109
Enterprise Fleet Financing, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (D)	175	176
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/2027 (D)	820	826
Enterprise Fleet Funding, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (D)	73	72
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A4
5.050%, 06/15/2027	292	294
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	307	310
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	1,286	1,288
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A4
5.090%, 05/20/2027	417	418
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A4
5.440%, 08/20/2027	264	266

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A3
4.820%, 08/16/2027	$384	$385
GM Financial Revolving Receivables Trust, Ser 2024-1, Cl A
4.980%, 12/11/2036 (D)	419	423
GM Financial Revolving Receivables Trust, Ser 2024-2, Cl A
4.520%, 03/11/2037 (D)	680	672
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	298	298
Honda Auto Receivables Owner Trust, Ser 2024-2, Cl A3
5.270%, 11/20/2028	1,209	1,224
Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/2029	420	420
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A4
5.840%, 09/15/2027 (D)	632	641
Hyundai Auto Lease Securitization Trust, Ser 2024-C, Cl A3
4.620%, 04/17/2028 (D)	1,820	1,821
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	566	555
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	347	344
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	361	354
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	604	603
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	342	346
JPMorgan Chase Bank, Ser 2021-3, Cl B
0.760%, 02/26/2029 (D)	100	99
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	711	719
Nissan Auto Lease Trust, Ser 2023-B, Cl A4
5.610%, 11/15/2027	586	591
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	434	433
Nissan Auto Receivables Owner Trust, Ser 2024-A, Cl A3
5.280%, 12/15/2028	1,295	1,313

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (D)	$645	$654
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A3
3.960%, 04/15/2026 (D)	69	69
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (D)	318	317
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl A3
5.750%, 04/15/2027	83	83
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl A3
5.630%, 01/16/2029	632	640
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A3
4.850%, 01/16/2029	603	605
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (D)	310	312
SBNA Auto Lease Trust, Ser 2024-B, Cl A3
5.560%, 11/22/2027 (D)	1,045	1,058
SBNA Auto Lease Trust, Ser 2024-C, Cl A3
4.560%, 02/22/2028 (D)	541	541
SBNA Auto Lease Trust, Ser 2024-C, Cl A4
4.420%, 03/20/2029 (D)	365	363
SBNA Auto Receivables Trust, Ser 2024-A, Cl A3
5.320%, 12/15/2028 (D)	395	397
SBNA Auto Receivables Trust, Ser 2024-A, Cl A4
5.210%, 04/16/2029 (D)	169	170
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A2
5.450%, 12/15/2027 (D)	719	722
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A3
5.110%, 06/15/2029 (D)	520	521
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (D)	872	875
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (D)	148	149
SFS Auto Receivables Securitization Trust, Ser 2024-2A, Cl A3
5.330%, 11/20/2029 (D)	547	552
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (D)	4,410	4,352
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (D)	2,920	2,808

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (D)	$1,890	$1,906
Toyota Auto Loan Extended Note Trust, Ser 2024-1A, Cl A
5.160%, 11/25/2036 (D)	3,886	3,946
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	389	394
Toyota Auto Receivables Owner Trust, Ser 2023-B, Cl A3
4.710%, 02/15/2028	774	776
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A3
5.160%, 04/17/2028	895	902
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (D)	1,095	1,089
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (D)	1,195	1,200
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	857	862
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A3
5.070%, 09/15/2026	440	441
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	114	114
		48,811

Credit Cards — 0.6%

American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/15/2027	1,395	1,389
American Express Credit Account Master Trust, Ser 2023-4, Cl A
5.150%, 09/15/2030	337	343
American Express Credit Account Master Trust, Ser 2024-1, Cl A
5.230%, 04/15/2029	1,325	1,345
American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/2029	2,065	2,069
BA Credit Card Trust, Ser 2023-A1, Cl A1
4.790%, 05/15/2028	320	322
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	5,226	5,277
BA Credit Card Trust, Ser 2024-A1, Cl A
4.930%, 05/15/2029	1,622	1,638
CARDS II Trust, Ser 2024-1A, Cl A
5.149%, SOFRRATE + 0.680%, 07/15/2029 (B)(D)	1,735	1,741

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust, Ser 2023-A2, Cl A
4.930%, 06/15/2028	$2,639	$2,656
Synchrony Card Funding, Ser 2023-A1, Cl A
5.540%, 07/15/2029	1,382	1,401
WF Card Issuance Trust, Ser 2024-A1, Cl A
4.940%, 02/15/2029	1,705	1,721
World Financial Network Credit Card Master Note Trust, Ser 2024-B, Cl A
4.620%, 05/15/2031	544	543
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/15/2031	267	271
		20,716

Mortgage Related Securities — 0.3%

Accredited Mortgage Loan Trust, Ser 2007-1, Cl M2
4.723%, TSFR1M + 0.384%, 02/25/2037 (B)	5,000	4,623
Aegis Asset-Backed Securities Mortgage Pass-Through Certificates, Ser 2003-3, Cl M1
5.503%, TSFR1M + 1.164%, 01/25/2034 (B)	342	339
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
5.013%, TSFR1M + 0.394%, 05/25/2037 (B)	5,500	4,560
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
5.128%, TSFR1M + 0.789%, 12/25/2034 (B)	120	116
		9,638

Non-Agency Mortgage-Backed Obligations — 0.8%

BAMLL Commercial Mortgage Securities Trust, Ser 200P, Cl A
3.218%, 04/14/2033 (D)	2,000	1,983
BMP, Ser MF23, Cl D
6.788%, TSFR1M + 2.390%, 06/15/2041 (B)(D)	780	781
BRAVO Residential Funding Trust, Ser 2024-NQM5, Cl A1
5.803%, 06/25/2064 (C)(D)	1,440	1,444
BX Commercial Mortgage Trust, Ser AIRC, Cl A
6.088%, TSFR1M + 1.691%, 08/15/2039 (B)(D)	530	534
BX Commercial Mortgage Trust, Ser BIO2, Cl D
7.713%, 08/13/2041 (B)(D)	560	549

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Chase Home Lending Mortgage Trust Series, Ser 2024-3, Cl A4
6.000%, 02/25/2055 (B)(D)	$1,010	$1,015
Chase Home Lending Mortgage Trust Series, Ser 2024-7, Cl A4
6.000%, 06/25/2055 (B)(D)	986	991
COLT Mortgage Loan Trust, Ser 2024-4, Cl A1
5.949%, 07/25/2069 (C)(D)	1,748	1,756
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
6.119%, SOFR30A + 1.550%, 10/25/2041 (B)(D)	1,717	1,725
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1B1
7.719%, SOFR30A + 3.150%, 12/25/2041 (B)(D)	460	474
GS Mortgage-Backed Securities Trust, Ser 2024-RPL4, Cl A1
3.900%, 09/25/2061 (C)(D)	2,355	2,265
Houston Galleria Mall Trust, Ser HGLR, Cl A1A2
3.087%, 03/05/2037 (D)	3,400	3,383
JP Morgan Mortgage Trust, Ser 2021-10, Cl A3
2.500%, 12/25/2051 (B)(D)	6,727	5,364
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl A1
6.500%, 02/25/2054 (B)(D)	1,530	1,549
NRTH Mortgage Trust, Ser PARK, Cl A
6.038%, TSFR1M + 1.641%, 03/15/2039 (B)(D)	2,210	2,211
OBX Trust, Ser 2024-NQM11, Cl A3
6.230%, 06/25/2064 (C)(D)	902	906
Verus Securitization Trust, Ser 2024-6, Cl A3
6.154%, 07/25/2069 (C)(D)	439	440
		27,370

Other Asset-Backed Securities — 4.4%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
5.783%, SOFR30A + 1.214%, 12/27/2044 (B)(D)	629	621
AIMCO CLO 22, Ser 2024-22A, Cl A
6.117%, TSFR3M + 1.500%, 04/19/2037 (B)(D)	1,330	1,338
American Homes 4 Rent Trust, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (D)	1,783	1,774
AMMC CLO 15, Ser 2021-15A, Cl BR3
6.568%, TSFR3M + 1.912%, 01/15/2032 (B)(D)	1,100	1,100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL3, Cl A
5.582%, TSFR1M + 1.184%, 08/15/2034 (B)(D)	$1,110	$1,108
Ares Loan Funding IV, Ser 2023-ALF4A, Cl A1
6.406%, TSFR3M + 1.750%, 10/15/2036 (B)(D)	1,280	1,290
Barings CLO, Ser 2024-4A, Cl A1R
5.806%, TSFR3M + 1.150%, 10/15/2030 (B)(D)	3,006	3,006
BSL CLO 4, Ser 2023-4A, Cl A
6.617%, TSFR3M + 2.000%, 04/20/2036 (B)(D)	790	793
Carrington Mortgage Loan Trust Series, Ser 2006-FRE1, Cl A4
4.703%, TSFR1M + 0.364%, 04/25/2036 (B)	2,526	2,280
Cedar Funding XII CLO, Ser 2021-12A, Cl BR
6.488%, TSFR3M + 1.862%, 10/25/2034 (B)(D)	3,000	3,001
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.850%, 11/25/2034 (C)	19	19
CIFC Funding, Ser 2021-7A, Cl A1
6.018%, TSFR3M + 1.392%, 01/23/2035 (B)(D)	3,500	3,502
CIT Education Loan Trust, Ser 2007-1, Cl A
5.084%, SOFR90A + 0.352%, 03/25/2042 (B)(D)	479	471
Clover CLO, Ser 2024-1A, Cl A1RR
6.147%, TSFR3M + 1.530%, 04/20/2037 (B)(D)	3,000	3,013
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 08/16/2027	526	524
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	1,220	1,228
College Ave Student Loans, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (D)	572	507
College Avenue Student Loans, Ser 2017-A, Cl A1
6.103%, TSFR1M + 1.764%, 11/26/2046 (B)(D)	208	210
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (D)	147	141
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (D)	291	273
College Avenue Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (D)	266	238

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
5.253%, TSFR1M + 0.914%, 10/25/2047 (B)	$972	$883
CWABS Asset-backed Certificates Series, Ser 2007-12, Cl 2A4
5.803%, TSFR1M + 1.464%, 08/25/2047 (B)	4,961	4,574
CyrusOne Data Centers Issuer I, Ser 2024-1A, Cl A2
4.760%, 03/22/2049 (D)	3,000	2,890
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (D)	300	305
Dllad, Ser 2024-1A, Cl A3
5.300%, 07/20/2029 (D)	1,810	1,834
DLLMT, Ser 2024-1A, Cl A4
4.980%, 04/20/2032 (D)	490	492
DLLST, Ser 2024-1A, Cl A3
5.050%, 08/20/2027 (D)	285	286
Dryden 55 CLO, Ser 2018-55A, Cl A1
5.938%, TSFR3M + 1.282%, 04/15/2031 (B)(D)	374	374
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
5.818%, TSFR3M + 1.162%, 04/15/2029 (B)(D)	635	635
EDvestinU Private Education Loan Issue No. 4, Ser 2022-A, Cl A
5.250%, 11/25/2040 (D)	484	480
Elmwood CLO 29, Ser 2024-5A, Cl AR1
6.137%, TSFR3M + 1.520%, 04/20/2037 (B)(D)	760	765
Elmwood CLO I, Ser 2024-1A, Cl A1RR
6.137%, TSFR3M + 1.520%, 04/20/2037 (B)(D)	550	554
First Franklin Mortgage Loan Trust, Ser 2004-FF5, Cl A3C
5.453%, TSFR1M + 1.114%, 08/25/2034 (B)	198	179
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	198	189
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
5.113%, TSFR1M + 0.774%, 01/25/2036 (B)	3,075	2,932
Goldentree Loan Management US CLO 7, Ser 2024-7A, Cl ARR
5.644%, TSFR3M + 1.100%, 04/20/2034 (B)(D)	4,100	4,099
GSAMP Trust, Ser 2005-WMC3, Cl A2C
5.113%, TSFR1M + 0.774%, 12/25/2035 (B)	3,291	3,211

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GSAMP Trust, Ser 2006-HE3, Cl A2D
4.953%, TSFR1M + 0.614%, 05/25/2046 (B)	$3,488	$3,298
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (D)	278	269
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (D)	915	920
HPS Loan Management, Ser 2022-19, Cl A1R
5.952%, TSFR3M + 1.320%, 01/22/2035 (B)(D)	400	401
Invitation Homes Trust, Ser 2024-SFR1, Cl A
4.000%, 09/17/2041 (D)	1,577	1,498
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	591	548
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	780	689
John Deere Owner Trust, Ser 2024-A, Cl A3
4.960%, 11/15/2028	1,425	1,436
Kings Park CLO, Ser 2021-1A, Cl A
6.009%, TSFR3M + 1.392%, 01/21/2035 (B)(D)	400	401
Madison Park Funding XXIX, Ser 2024-29A, Cl AR
5.812%, TSFR3M + 1.180%, 10/18/2030 (B)(D)	2,340	2,343
Madison Park Funding XXVII, Ser 2018-27A, Cl A2
6.229%, TSFR3M + 1.612%, 04/20/2030 (B)(D)	1,550	1,550
Magnetite XII, Ser 2024-12A, Cl AR4
5.806%, TSFR3M + 1.150%, 10/15/2031 (B)(D)	1,596	1,598
MF1, Ser 2020-FL4, Cl A
6.196%, TSFR1M + 1.814%, 12/15/2035 (B)(D)	256	256
MF1, Ser 2021-FL7, Cl A
5.570%, TSFR1M + 1.194%, 10/16/2036 (B)(D)	365	364
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	517	514
MVW, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (D)	117	111
MVW, Ser 2023-2A, Cl A
6.180%, 11/20/2040 (D)	628	642
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
6.112%, TSFR1M + 1.714%, 10/15/2031 (B)(D)	80	80
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
6.662%, TSFR1M + 2.264%, 12/15/2045 (B)(D)	79	79

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (D)	$84	$83
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (D)	1,755	1,723
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (D)	222	219
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (D)	422	411
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (D)	709	682
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (D)	1,042	989
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (D)	92	86
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (D)	648	594
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (D)	1,441	1,298
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (D)	178	159
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (D)	758	676
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (D)	1,570	1,383
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (D)	697	608
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (D)	166	147
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (D)	512	459
Navient Student Loan Trust, Ser 2014-1, Cl A3
5.193%, SOFR30A + 0.624%, 06/25/2031 (B)	1,133	1,119
Navient Student Loan Trust, Ser 2016-2A, Cl A3
6.183%, SOFR30A + 1.614%, 06/25/2065 (B)(D)	772	782

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (D)	$178	$173
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (D)	679	601
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (D)	234	240
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
5.625%, SOFR90A + 0.442%, 10/27/2036 (B)	176	175
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
5.605%, SOFR90A + 0.422%, 01/25/2037 (B)	226	225
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
5.555%, SOFR90A + 0.372%, 10/25/2033 (B)	1,095	1,085
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
5.118%, SOFR90A + 0.362%, 03/23/2037 (B)	886	879
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
5.138%, SOFR90A + 0.382%, 12/24/2035 (B)	837	830
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
5.198%, SOFR90A + 0.442%, 03/22/2032 (B)	156	150
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (D)	787	728
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (D)	572	525
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062 (D)	113	105
Neuberger Berman CLO XX, Ser 2021-20A, Cl ARR
6.078%, TSFR3M + 1.422%, 07/15/2034 (B)(D)	530	531
Octagon 53, Ser 2021-1A, Cl A
5.948%, TSFR3M + 1.292%, 04/15/2034 (B)(D)	3,750	3,749
Octagon 66, Ser 2023-1A, Cl A1R
6.235%, TSFR3M + 1.750%, 11/16/2036 (B)(D)	1,350	1,361

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
5.868%, TSFR3M + 1.212%, 07/15/2029 (B)(D)	$102	$102
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (D)	270	271
Owl Rock CLO III, Ser 2024-3A, Cl AR
6.467%, TSFR3M + 1.850%, 04/20/2036 (B)(D)	1,180	1,187
Palmer Square Loan Funding, Ser 2024-3A, Cl A1BR
6.056%, TSFR3M + 1.400%, 04/15/2031 (B)(D)	2,270	2,272
Rad CLO 22, Ser 2023-22A, Cl A1
6.447%, TSFR3M + 1.830%, 01/20/2037 (B)(D)	1,580	1,595
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	429	414
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	726	670
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	424	411
Sierra Timeshare Receivables Funding, Ser 2021-2A, Cl A
1.350%, 09/20/2038 (D)	142	137
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
4.930%, TSFR3M + 0.572%, 12/15/2038 (B)	567	554
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
6.270%, SOFR90A + 1.462%, 12/15/2033 (B)(D)	1,033	1,021
SLM Student Loan Trust, Ser 2005-4, Cl A4
5.615%, SOFR90A + 0.432%, 07/25/2040 (B)	2,099	2,073
SLM Student Loan Trust, Ser 2006-8, Cl A6
5.605%, SOFR90A + 0.422%, 01/25/2041 (B)	1,367	1,339
SLM Student Loan Trust, Ser 2007-7, Cl B
6.195%, SOFR90A + 1.012%, 10/27/2070 (B)	1,050	1,056
SLM Student Loan Trust, Ser 2008-2, Cl B
6.645%, SOFR90A + 1.462%, 01/25/2083 (B)	685	710
SLM Student Loan Trust, Ser 2008-3, Cl B
6.645%, SOFR90A + 1.462%, 04/26/2083 (B)	685	709
SLM Student Loan Trust, Ser 2008-4, Cl A4
7.095%, SOFR90A + 1.912%, 07/25/2022 (B)	227	228

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-4, Cl B
7.295%, SOFR90A + 2.112%, 04/25/2073 (B)	$685	$715
SLM Student Loan Trust, Ser 2008-5, Cl A4
7.145%, SOFR90A + 1.962%, 07/25/2023 (B)	35	35
SLM Student Loan Trust, Ser 2008-5, Cl B
7.295%, SOFR90A + 2.112%, 07/25/2073 (B)	685	708
SLM Student Loan Trust, Ser 2008-6, Cl A4
6.545%, SOFR90A + 1.362%, 07/25/2023 (B)	869	867
SLM Student Loan Trust, Ser 2008-6, Cl B
7.295%, SOFR90A + 2.112%, 07/26/2083 (B)	685	705
SLM Student Loan Trust, Ser 2008-7, Cl B
7.295%, SOFR90A + 2.112%, 07/26/2083 (B)	685	706
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (D)	15	15
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
5.612%, TSFR1M + 1.214%, 09/15/2034 (B)(D)	11	11
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (D)	722	669
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (D)	2,074	1,874
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (D)	931	826
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (D)	1,197	1,101
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (D)	773	714
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (D)	1,550	1,430
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/2056 (D)	700	695
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (D)	61	56
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (D)	534	460

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
South Carolina Student Loan, Ser 2015-A, Cl A
5.953%, TSFR1M + 1.614%, 01/25/2036 (B)	$298	$299
Stack Infrastructure Issuer, Ser 2021-1A, Cl A2
1.877%, 03/26/2046 (D)	2,775	2,670
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
5.003%, TSFR1M + 0.664%, 09/25/2034 (B)	291	267
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
4.873%, TSFR1M + 0.534%, 02/25/2037 (B)	1,588	1,544
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (D)	520	520
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (D)	873	879
Trestles CLO IV, Ser 2021-4A, Cl B1
6.579%, TSFR3M + 1.962%, 07/21/2034 (B)(D)	3,445	3,451
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	128	116
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	242	211
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	452	420
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	658	611
United States Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	472	464
Verizon Master Trust Series, Ser 2024-5, Cl A
5.000%, 06/21/2032 (D)	1,475	1,490
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	806	803
Verizon Master Trust, Ser 2022-6, Cl A
3.670%, 01/22/2029	388	386
Verizon Master Trust, Ser 2023-1, Cl A
4.490%, 01/22/2029	2,664	2,665
Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/2028	434	434
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	2,417	2,440
Verizon Master Trust, Ser 2023-6, Cl A
5.350%, 09/22/2031 (D)	1,960	2,002
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029	1,130	1,153

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust, Ser 2024-1, Cl A1A
5.000%, 12/20/2028	$2,142	$2,153
Verizon Master Trust, Ser 2024-2, Cl A
4.830%, 12/22/2031 (D)	745	747
Verizon Master Trust, Ser 2024-7, Cl A
4.350%, 08/20/2032 (D)	2,936	2,876
Voya CLO, Ser 2024-3A, Cl A1R2
5.782%, TSFR3M + 1.150%, 10/18/2031 (B)(D)	2,140	2,145
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
4.743%, TSFR1M + 0.404%, 07/25/2036 (B)	2,592	2,573
		150,546

Total Asset-Backed Securities
(Cost $257,489) ($ Thousands)		257,081

SOVEREIGN DEBT — 0.6%

Bank Gospodarstwa Krajowego
6.250%, 07/09/2054(D)	815	799
Brazilian Government International Bond
4.750%, 01/14/2050	740	504
Colombia Government International Bond
3.250%, 04/22/2032	970	743
Export Finance & Insurance
4.625%, 10/26/2027(D)	879	884
Israel Government International Bond
5.750%, 03/12/2054	505	462
5.500%, 03/12/2034	415	405
4.500%, 01/17/2033	651	597
3.875%, 07/03/2050	282	199
3.375%, 01/15/2050	280	182
2.750%, 07/03/2030	470	408
Mexico Government International Bond
6.050%, 01/11/2040	1,210	1,119
4.750%, 03/08/2044	10,258	7,783
4.600%, 01/23/2046	528	382
4.600%, 02/10/2048	695	498
4.280%, 08/14/2041	231	169
3.500%, 02/12/2034	1,441	1,146
2.659%, 05/24/2031	3,037	2,464
Oriental Republic of Uruguay
5.250%, 09/10/2060	404	368
Paraguay Government International Bond
5.400%, 03/30/2050(D)	1,391	1,177

Total Sovereign Debt
(Cost $23,908) ($ Thousands)		20,289

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 0.2%
California — 0.1%
California State University, Ser B, RB
2.374%, 11/01/2035	$635	$488
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	650	520
Regents of the University of California, Medical Center Pooled Revenue, Ser N, RB
3.256%, 05/15/2060	740	477

		1,485

Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	648	722

New York — 0.1%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	424
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B-3, RB
2.000%, 08/01/2035	1,000	735
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-3, RB
2.400%, 11/01/2032	300	250
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.508%, 08/01/2037	325	320
New York State, Dormitory Authority, RB
5.628%, 03/15/2039	400	400
5.289%, 03/15/2033	850	843

		2,972

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	376	320

Texas — 0.0%
Board of Regents of the University of Texas System, Ser B, RB
2.439%, 08/15/2049	295	176
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	632	702

		878

Total Municipal Bonds
(Cost $7,343) ($ Thousands)		6,377

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 0.2%
Altine France S.A.
10.156%, 08/15/2028 (B)	$127	$101
Amspec Parent
0.000%, 12/12/2031 (F)	52	52
Arches Buyer Inc., Refinancing Term Loan, 1st Lien
7.707%, CME Term SOFR + 3.250%, 12/06/2027 (B)	122	119
Artera Services, LLC
9.104%, 02/15/2031	149	148
Athena Health Group, Initial Term Loan
7.935%, 02/15/2029 (B)	187	187
Barracuda Networks Inc.
0.000%, 08/15/2029 (F)	75	70
Calpine Corp
0.000%, 01/31/2031 (F)	53	53
Cast & Crew LLC
8.557%, 12/29/2028	57	55
CCI Buyer, Inc., Initial Term Loan, 1st Lien
9.302%, LIBOR + 4.000%, 12/17/2027 (B)	144	144
CCRR Parent Inc
0.000%, 03/06/2028 (F)	198	114
Chemours Company, Tranche B-3 US$Term Loan, 1st Lien
7.573%, 08/18/2028 (B)	128	128
CSC Holdings, LLC
7.174%, LIBOR + 2.500%, 04/15/2027 (B)	148	136
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
8.354%, CME Term SOFR + 3.750%, 04/09/2027 (B)	211	206
Delivery Hero, LLC, Term Loan B, 1st Lien
9.522%, 12/12/2029	142	142
Dessert Holdings Inc
0.000%, 06/12/2028 (F)	64	62
Eagleview Technology
9.065%, 08/14/2025	495	467
Elanco Animal Health Incorporated, Term Loan, 1st Lien
6.403%, LIBOR + 1.750%, 08/01/2027 (B)	141	141
Gainwell Acquisition Corp, Term B Loan, 1st Lien
8.704%, CME Term SOFR + 4.000%, 10/01/2027 (B)(G)	239	230
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
6.735%, CME Term SOFR + 2.000%, 11/15/2027 (B)	131	130
Jefferies Finance/JFIN Co-Issuer
7.356%, 12/31/2049 (B)	55	55

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Kelso Industries LLC
0.000%, 12/26/2029 (F)	$140	$138
MH Sub I, LLC (Micro Holding Corp.), 2024 December New Term Loan
0.000%, 12/11/2031 (B)(F)(G)	195	193
Modivcare Inc
9.343%, 07/01/2031 (B)	231	217
Naked Juice LLC, Initial Loan, 2nd Lien
10.429%, CME Term SOFR + 6.000%, 01/24/2030 (B)(G)	118	39
Naked Juice/Tropicana, Term Loan, 1st Lien
7.429%, CME Term SOFR + 3.000%, 01/24/2029 (B)(G)	459	300
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
7.721%, CME Term SOFR + 3.250%, 08/19/2026 (B)	82	75
Osmosis Buyer Ltd., 2025 Refinancing Term B Loan
7.337%, CME Term SOFR + 3.000%, 07/31/2028 (B)(G)	76	76
Renaissance Cor
8.357%, 04/05/2030	142	142
SBA Finance/SBA Comm
6.330%, 01/24/2031	140	140
Spin Holdco Inc
9.600%, 03/04/2028 (B)	161	135
Star Parent, Inc., Term Loan, 1st Lien
8.329%, CME Term SOFR + 4.000%, 09/27/2030 (B)	153	149
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
7.436%, 04/30/2028 (B)	100	98
The Michaels Companies, Inc, Term B Loan, 1st Lien
9.846%, LIBOR + 4.250%, 04/15/2028 (B)	162	130
Trugreen Limited Partnership
8.457%, 11/02/2027	113	110

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
WEC US Holdings Ltd., Initial Term Loan
6.803%, CME Term SOFR + 2.250%, 01/27/2031 (B)	$113	$113
William Morris Endeavor Entertainment, LLC
7.222%, 05/18/2025 (B)	106	106
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
7.472%, CME Term SOFR + 3.000%, 03/09/2027 (B)	654	611

Total Loan Participations
(Cost $5,612) ($ Thousands)		5,512

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
FNMA
0.000%, 11/15/2030(A)	3,564	2,721
Resolution Funding Interest
0.000%, 01/15/2030(A)	905	717
Resolution Funding Principal
0.000%, 04/15/2030(A)	1,660	1,299

Total U.S. Government Agency Obligations
(Cost $5,523) ($ Thousands)		4,737

	Shares
CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	73,520,382	73,520
Total Cash Equivalent
(Cost $73,520) ($ Thousands)		73,520
Total Investments in Securities — 107.1%
(Cost $3,833,339) ($ Thousands)		$3,688,058

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	2,142	Mar-2025	$440,237	$440,414	$177
U.S. 2-Year Treasury Note	451	Mar-2025	92,765	92,730	(35)
U.S. 5-Year Treasury Note	1,674	Mar-2025	178,871	177,955	(916)
U.S. 10-Year Treasury Note	104	Mar-2025	11,460	11,310	(150)
U.S. Ultra Long Treasury Bond	69	Mar-2025	8,525	8,204	(321)
			731,858	730,613	(1,245)
Short Contracts
Euro-Bobl	(13)	Mar-2025	$(1,623)	$(1,587)	$19
Euro-Bund 10-Year Bond	(21)	Mar-2025	(3,014)	(2,901)	81
Euro-Buxl	(6)	Mar-2025	(888)	(824)	55

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Core Fixed Income Fund (Concluded)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Gilt 10-Year Bond	(8)	Mar-2025	$(940)	$(925)	$2
U.S. Long Treasury Bond	(238)	Mar-2025	(27,688)	(27,095)	593
Ultra 10-Year U.S. Treasury Note	(795)	Mar-2025	(89,852)	(88,493)	1,359
			(124,005)	(121,825)	2,109
			$607,853	$608,788	$864

A list of the open forward foreign currency contracts held by the Fund at December 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/17/25	EUR	1,631	USD	1,770	$80
Goldman Sachs	01/17/25	GBP	449	USD	571	9
Goldman Sachs	01/17/25	EUR	3,978	USD	4,266	144
						$233

A list of open centrally cleared swap agreements held by the Fund at December 31, 2024, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
FIXED 3.52%	Secured Overnight Financing Rate - SOFR	Annual	12/20/2053	USD	7,131	$525	$–	$525

Percentages are based on Net Assets of $3,443,904 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security.
(A)	Zero coupon security.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2024, the value of these securities amounted to $396,415 ($ Thousands), representing 11.5% of the Net Assets of the Fund.

(E)	Perpetual security with no stated maturity date.
(F)	No interest rate available.
(G)	Unsettled bank loan. Interest rate may not be available.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$37,736	$1,330,533	$(1,294,749)	$—	$—	$73,520	$1,431	$—

Amounts designated as “-” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 75.0%
Communication Services — 10.6%
Altice Financing
5.750%, 08/15/2029 (A)	$1,545	$1,131
5.000%, 01/15/2028 (A)	2,948	2,307
Altice France
8.125%, 02/01/2027 (A)	380	308
5.500%, 01/15/2028 (A)	1,719	1,267
5.500%, 10/15/2029 (A)	937	702
5.125%, 07/15/2029 (A)	2,326	1,742
Altice France Holding
10.500%, 05/15/2027 (A)	1,101	321
AMC Networks
10.250%, 01/15/2029 (A)	356	378
ANGI Group
3.875%, 08/15/2028 (A)	1,236	1,104
Beasley Mezzanine Holdings
9.200%, 08/01/2028 (A)	2,901	1,596
Belo
7.250%, 09/15/2027	250	258
CCO Holdings
7.375%, 03/01/2031 (A)	2,070	2,110
6.375%, 09/01/2029 (A)	1,530	1,517
5.375%, 06/01/2029 (A)	763	729
5.125%, 05/01/2027 (A)	1,150	1,130
5.000%, 02/01/2028 (A)	2,569	2,476
4.750%, 03/01/2030 (A)	1,930	1,762
4.500%, 08/15/2030 (A)	5,377	4,826
4.500%, 05/01/2032	90	78
4.250%, 02/01/2031 (A)	5,179	4,514
4.250%, 01/15/2034 (A)	1,595	1,294
Charter Communications Operating
6.550%, 06/01/2034	1,995	2,041
6.384%, 10/23/2035	2,420	2,415
Cinemark USA
7.000%, 08/01/2032 (A)	64	65
5.250%, 07/15/2028 (A)	140	137
Clear Channel Outdoor Holdings
9.000%, 09/15/2028 (A)	105	110
7.750%, 04/15/2028 (A)	295	266
7.500%, 06/01/2029 (A)	539	471
5.125%, 08/15/2027 (A)	704	678
Consolidated Communications
6.500%, 10/01/2028 (A)	539	519
DISH DBS
7.750%, 07/01/2026	1,858	1,563
7.375%, 07/01/2028	405	290
5.750%, 12/01/2028 (A)	1,907	1,630
5.250%, 12/01/2026 (A)	2,432	2,211
5.125%, 06/01/2029	1,085	695
EchoStar
10.750%, 11/30/2029	1,812	1,948
6.750%, 11/30/2030	257	233
3.875%, 11/30/2030	449	472

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Frontier Communications Holdings
8.750%, 05/15/2030 (A)	$211	$223
6.750%, 05/01/2029 (A)	1,444	1,451
6.000%, 01/15/2030 (A)	93	93
5.875%, 10/15/2027 (A)	22	22
5.875%, 11/01/2029	102	102
5.000%, 05/01/2028 (A)	695	679
Gray Television
10.500%, 07/15/2029 (A)	1,591	1,591
7.000%, 05/15/2027 (A)	1,209	1,169
5.375%, 11/15/2031 (A)	3,929	2,095
4.750%, 10/15/2030 (A)	4,320	2,355
iHeartCommunications
8.375%, 05/01/2027	795	644
6.375%, 05/01/2026	1,139	1,025
5.250%, 08/15/2027 (A)	300	225
Iliad Holding SASU
8.500%, 04/15/2031 (A)	935	994
7.000%, 04/15/2032 (A)	1,570	1,578
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	1,377	1,270
Level 3 Financing
11.000%, 11/15/2029 (A)	1,042	1,172
10.500%, 04/15/2029 (A)	3,469	3,866
10.500%, 05/15/2030 (A)	1,589	1,731
4.875%, 06/15/2029 (A)	2,113	1,838
4.500%, 04/01/2030 (A)	730	605
3.875%, 10/15/2030 (A)	1,039	829
3.750%, 07/15/2029 (A)	695	538
Live Nation Entertainment
6.500%, 05/15/2027 (A)	911	921
5.625%, 03/15/2026 (A)	309	308
4.750%, 10/15/2027 (A)	766	741
3.750%, 01/15/2028 (A)	668	630
Lumen Technologies
10.000%, 10/15/2032 (A)	541	538
7.650%, 03/15/2042	365	296
7.600%, 09/15/2039	195	159
5.375%, 06/15/2029 (A)	263	227
4.125%, 04/15/2029 (A)	211	191
4.125%, 04/15/2030 (A)	1,469	1,308
McGraw-Hill Education
7.375%, 09/01/2031 (A)	120	123
5.750%, 08/01/2028 (A)	2,020	1,972
Midcontinent Communications
8.000%, 08/15/2032 (A)	1,749	1,796
Nexstar Media
5.625%, 07/15/2027 (A)	710	692
4.750%, 11/01/2028 (A)	1,794	1,673
Optics Bidco
6.375%, 11/15/2033 (A)	528	529
Paramount Global
5.500%, 05/15/2033	840	784

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 01/15/2031	$1,547	$1,444
Sable International Finance
7.125%, 10/15/2032 (A)	887	869
Scripps Escrow
5.875%, 07/15/2027 (A)	1,972	1,593
Scripps Escrow II
3.875%, 01/15/2029 (A)	2,641	1,941
Sirius XM Radio
5.500%, 07/01/2029 (A)	779	747
5.000%, 08/01/2027 (A)	515	501
4.125%, 07/01/2030 (A)	1,993	1,739
4.000%, 07/15/2028 (A)	892	822
3.875%, 09/01/2031 (A)	1,860	1,557
3.125%, 09/01/2026 (A)	501	481
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	3,120	2,059
Stagwell Global
5.625%, 08/15/2029 (A)	363	346
TEGNA
4.625%, 03/15/2028	1,104	1,043
Telesat Canada
6.500%, 10/15/2027 (A)	401	161
5.625%, 12/06/2026 (A)	1,354	757
United States Cellular
6.700%, 12/15/2033	255	269
Urban One
7.375%, 02/01/2028 (A)	4,640	2,888
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	1,870	1,596
Windstream Services
8.250%, 10/01/2031 (A)	1,746	1,803
Zayo Group Holdings
6.125%, 03/01/2028 (A)	2,016	1,713
4.000%, 03/01/2027 (A)	5,766	5,318

		115,924

Consumer Discretionary — 13.0%
1011778 BC ULC
5.625%, 09/15/2029 (A)	1,089	1,072
4.375%, 01/15/2028 (A)	1,010	965
Academy
6.000%, 11/15/2027 (A)	1,010	1,005
Adient Global Holdings Ltd
8.250%, 04/15/2031 (A)	1,192	1,216
7.000%, 04/15/2028 (A)	17	17
4.875%, 08/15/2026 (A)	525	517
Adtalem Global Education
5.500%, 03/01/2028 (A)	584	571
Amer Sports
6.750%, 02/16/2031 (A)	1,274	1,291
American Axle & Manufacturing
6.500%, 04/01/2027	605	598
5.000%, 10/01/2029	4	4

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aramark Services
5.000%, 04/01/2025 (A)	$465	$464
5.000%, 02/01/2028 (A)	287	279
Asbury Automotive Group
4.625%, 11/15/2029 (A)	789	734
4.500%, 03/01/2028	1,661	1,592
Ashton Woods USA
6.625%, 01/15/2028 (A)	1,422	1,424
4.625%, 08/01/2029 (A)	610	561
4.625%, 04/01/2030 (A)	620	562
Aston Martin Capital Holdings
10.000%, 03/31/2029 (A)	1,980	1,933
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)	2,750	–
Bath & Body Works
7.600%, 07/15/2037	370	373
7.500%, 06/15/2029	271	279
6.875%, 11/01/2035	634	649
6.750%, 07/01/2036	2,355	2,393
6.625%, 10/01/2030 (A)	1,099	1,107
5.250%, 02/01/2028	349	344
Boyne USA
4.750%, 05/15/2029 (A)	774	734
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	1,150	1,039
Caesars Entertainment
8.125%, 07/01/2027 (A)	146	148
7.000%, 02/15/2030 (A)	1,585	1,614
6.500%, 02/15/2032 (A)	210	211
6.000%, 10/15/2032 (A)	1,317	1,270
4.625%, 10/15/2029 (A)	166	155
Carnival
7.000%, 08/15/2029 (A)	102	106
6.000%, 05/01/2029 (A)	4,086	4,076
5.750%, 03/01/2027 (A)	418	417
4.000%, 08/01/2028 (A)	338	321
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)	1,999	2,130
Carvana, Strike Price Fixed
14.000% cash/0% PIK, 06/01/2031 (A)	1,895	2,272
CD&R Smokey Buyer
9.500%, 10/15/2029 (A)	228	224
Cedar Fair
5.375%, 04/15/2027	140	139
5.250%, 07/15/2029	145	139
Churchill Downs
4.750%, 01/15/2028 (A)	685	661
Clarios Global
8.500%, 05/15/2027 (A)	3,830	3,836
6.750%, 05/15/2028 (A)	203	206
6.250%, 05/15/2026 (A)	486	486

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CMG Media Corp
8.875%, 06/18/2029 (A)	$4,350	$3,264
Cooper-Standard Automotive
13.500% cash/0% PIK, 03/31/2027 (A)	1,613	1,714
5.625% cash/0% PIK, 05/15/2027 (A)	970	818
Cougar JV Subsidiary
8.000%, 05/15/2032 (A)	2,033	2,110
CSC Holdings
11.250%, 05/15/2028 (A)	3,544	3,498
7.500%, 04/01/2028 (A)	715	490
6.500%, 02/01/2029 (A)	2,468	2,072
5.750%, 01/15/2030 (A)	2,674	1,521
4.625%, 12/01/2030 (A)	1,370	716
4.500%, 11/15/2031 (A)	299	215
4.125%, 12/01/2030 (A)	123	88
3.375%, 02/15/2031 (A)	463	325
Dana
5.625%, 06/15/2028	205	202
Diamond Sports Group
6.625%, 08/15/2027 (A)(D)	1,993	5
5.375%, 08/15/2026 (A)(D)	2,955	7
DirecTV Financing
8.875%, 02/01/2030 (A)	880	866
5.875%, 08/15/2027 (A)	1,093	1,065
DISH Network
11.750%, 11/15/2027 (A)	7,553	8,000
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	390	316
eG Global Finance
12.000%, 11/30/2028 (A)	1,745	1,951
Empire Resorts
7.750%, 11/01/2026 (A)	1,535	1,468
Fertitta Entertainment
6.750%, 01/15/2030 (A)	225	207
4.625%, 01/15/2029 (A)	1,165	1,080
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(B)(D)	3,108	–
Ford Motor Credit
7.200%, 06/10/2030	200	211
7.122%, 11/07/2033	200	209
6.950%, 06/10/2026	200	204
6.800%, 05/12/2028	200	207
4.687%, 06/09/2025	230	229
4.542%, 08/01/2026	530	524
4.000%, 11/13/2030	200	180
Gap
3.625%, 10/01/2029 (A)	645	579
GCI
4.750%, 10/15/2028 (A)	639	597
Genting New York
7.250%, 10/01/2029 (A)	815	840

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goodyear Tire & Rubber
5.250%, 04/30/2031	$122	$109
5.250%, 07/15/2031	304	272
5.000%, 07/15/2029	327	300
GrubHub Holdings
5.500%, 07/01/2027 (A)	2,370	2,081
Hilton Domestic Operating
6.125%, 04/01/2032 (A)	87	87
5.875%, 04/01/2029 (A)	87	87
5.875%, 03/15/2033 (A)	1,505	1,481
5.750%, 05/01/2028 (A)	246	246
4.875%, 01/15/2030	50	48
4.000%, 05/01/2031 (A)	2,160	1,942
3.750%, 05/01/2029 (A)	1,159	1,068
IHO Verwaltungs GmbH
7.750%, 11/15/2030 (A)	200	200
Jacobs Entertainment
6.750%, 02/15/2029 (A)	1,685	1,628
Landsea Homes
8.875%, 04/01/2029 (A)	870	869
LBM Acquisition
6.250%, 01/15/2029 (A)	1,224	1,126
LCM Investments Holdings II
8.250%, 08/01/2031 (A)	1,530	1,587
4.875%, 05/01/2029 (A)	1,094	1,022
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	1,015	918
LGI Homes
8.750%, 12/15/2028 (A)	1,530	1,605
Liberty Interactive
8.500%, 07/15/2029	324	157
8.250%, 02/01/2030	2,855	1,327
MGM Resorts International
6.500%, 04/15/2032	176	175
6.125%, 09/15/2029	990	989
Midwest Gaming Borrower
4.875%, 05/01/2029 (A)	1,227	1,157
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(D)	5,936	–
NCL
8.375%, 02/01/2028 (A)	1,430	1,495
NESCO Holdings II
5.500%, 04/15/2029 (A)	271	252
Newell Brands
6.875%, 04/01/2036	70	71
6.625%, 09/15/2029	70	71
6.625%, 05/15/2032	55	55
6.375%, 09/15/2027	200	201
6.375%, 05/15/2030	83	83
5.700%, 04/01/2026	260	260
Nordstrom
4.375%, 04/01/2030	563	511

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Papa John's International
3.875%, 09/15/2029 (A)	$519	$465
PetSmart
7.750%, 02/15/2029 (A)	250	242
4.750%, 02/15/2028 (A)	1,335	1,259
PM General Purchaser
9.500%, 10/01/2028 (A)	348	346
QVC
6.875%, 04/15/2029 (A)	831	676
Rakuten Group
11.250%, 02/15/2027 (A)	1,091	1,189
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	167	169
6.000%, 02/01/2033 (A)	2,904	2,897
5.625%, 09/30/2031 (A)	164	161
Service International
7.500%, 04/01/2027	352	361
5.750%, 10/15/2032	865	839
Shea Homes
4.750%, 04/01/2029	825	777
Shutterfly Finance
9.750%, 10/01/2027 (A)	83	83
8.500% cash/0% PIK, 10/01/2027 (A)	551	482
Six Flags Entertainment
7.250%, 05/15/2031 (A)	2,756	2,815
6.625%, 05/01/2032 (A)	1,069	1,083
5.500%, 04/15/2027 (A)	20	20
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	46	46
Sonic Automotive
4.625%, 11/15/2029 (A)	341	315
Specialty Building Products Holdings
7.750%, 10/15/2029 (A)	1,552	1,575
Staples
12.750%, 01/15/2030 (A)	435	340
10.750%, 09/01/2029 (A)	1,139	1,121
Station Casinos
6.625%, 03/15/2032 (A)	1,380	1,371
4.625%, 12/01/2031 (A)	205	184
4.500%, 02/15/2028 (A)	585	555
StoneMor
8.500%, 05/15/2029 (A)	2,065	1,850
Studio City Finance
5.000%, 01/15/2029 (A)	1,835	1,660
Superior Plus
4.500%, 03/15/2029 (A)	202	184
SWF Holdings I
6.500%, 10/01/2029 (A)	495	307
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	1,600	1,536
Tempur Sealy International
4.000%, 04/15/2029 (A)	540	498
3.875%, 10/15/2031 (A)	126	110

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Time Warner Entertainment
8.375%, 07/15/2033	$1,028	$1,156
Univision Communications
8.000%, 08/15/2028 (A)	1,702	1,733
7.375%, 06/30/2030 (A)	326	312
4.500%, 05/01/2029 (A)	810	725
Vail Resorts
6.500%, 05/15/2032 (A)	123	124
Victoria's Secret
4.625%, 07/15/2029 (A)	2,473	2,254
Viking Cruises
5.875%, 09/15/2027 (A)	1,030	1,022
Virgin Media Finance
5.000%, 07/15/2030 (A)	493	417
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	690	596
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	2,135	2,013
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,156	1,187
Wayfair
7.250%, 10/31/2029 (A)	84	84
Wolverine World Wide
4.000%, 08/15/2029 (A)	547	480
Wynn Macau
5.125%, 12/15/2029 (A)	1,125	1,044
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	758	790
6.250%, 03/15/2033 (A)	576	566
5.125%, 10/01/2029 (A)	394	377
Yum! Brands
6.875%, 11/15/2037	850	923
5.375%, 04/01/2032	1,342	1,299
3.625%, 03/15/2031	320	283

		142,293

Consumer Staples — 1.9%
Albertsons
5.875%, 02/15/2028 (A)	295	294
4.875%, 02/15/2030 (A)	570	543
3.500%, 03/15/2029 (A)	463	421
3.250%, 03/15/2026 (A)	201	196
Central Garden & Pet
5.125%, 02/01/2028	350	340
4.125%, 10/15/2030	242	217
4.125%, 04/30/2031 (A)	168	149
Chobani
7.625%, 07/01/2029 (A)	588	608
Chobani Holdco II
8.750%, 10/01/2029 (A)	345	365
Coty
6.625%, 07/15/2030 (A)	717	727

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Edgewell Personal Care
5.500%, 06/01/2028 (A)	$315	$308
4.125%, 04/01/2029 (A)	192	177
Energizer Holdings
4.750%, 06/15/2028 (A)	484	461
4.375%, 03/31/2029 (A)	642	597
High Ridge Brands Co. (Escrow Security)
8.875%, 03/15/2025 (A)(D)	445	–
HLF Financing Sarl
12.250%, 04/15/2029 (A)	1,446	1,511
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	1,242	1,136
New Albertsons
8.700%, 05/01/2030	705	758
8.000%, 05/01/2031	910	957
Performance Food Group
6.125%, 09/15/2032 (A)	1,344	1,344
5.500%, 10/15/2027 (A)	370	367
4.250%, 08/01/2029 (A)	859	797
Post Holdings
6.375%, 03/01/2033 (A)	688	673
6.250%, 02/15/2032 (A)	61	61
5.500%, 12/15/2029 (A)	1,170	1,132
RAD (Escrow Security)
8.000%, 10/18/2024 (A)(B)(D)	853	–
8.000%, 11/15/2026 (A)(B)(D)	2,195	–
7.500%, 07/01/2025 (A)(B)(D)	846	–
Rite Aid
15.000% cash/0% PIK, 08/30/2031 (B)	1,302	415
11.466% cash/0% PIK, TSFR3M + 7.000%, 08/30/2031 (A)(B)(E)	308	271
Sigma Holdco BV
7.875%, 05/15/2026 (A)	1,799	1,780
Simmons Foods
4.625%, 03/01/2029 (A)	2,144	1,981
Triton Water Holdings
6.250%, 04/01/2029 (A)	1,707	1,695
US Foods
6.875%, 09/15/2028 (A)	83	85
4.625%, 06/01/2030 (A)	230	216
Walgreens Boots Alliance
4.800%, 11/18/2044	530	379

		20,961

Energy — 10.5%
Aethon United BR
7.500%, 10/01/2029 (A)	3,230	3,303
Antero Midstream Partners
5.750%, 03/01/2027 (A)	50	50
5.750%, 01/15/2028 (A)	300	297
5.375%, 06/15/2029 (A)	1,116	1,087

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Antero Resources
8.375%, 07/15/2026 (A)	$260	$265
7.625%, 02/01/2029 (A)	160	164
Apache
5.100%, 09/01/2040	2,111	1,839
Archrock Partners
6.875%, 04/01/2027 (A)	99	100
6.625%, 09/01/2032 (A)	723	722
6.250%, 04/01/2028 (A)	1,079	1,073
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (A)	2,368	2,417
6.625%, 10/15/2032 (A)	712	708
5.875%, 06/30/2029 (A)	240	234
Baytex Energy
8.500%, 04/30/2030 (A)	320	327
7.375%, 03/15/2032 (A)	1,055	1,028
Blue Racer Midstream
7.250%, 07/15/2032 (A)	578	594
7.000%, 07/15/2029 (A)	609	622
6.625%, 07/15/2026 (A)	115	115
Buckeye Partners
4.500%, 03/01/2028 (A)	400	379
4.125%, 03/01/2025 (A)	155	155
4.125%, 12/01/2027	135	129
Cheniere Energy Partners
4.000%, 03/01/2031	389	360
3.250%, 01/31/2032	260	225
Chord Energy Corp
6.375%, 06/01/2026 (A)	379	379
CITGO Petroleum
8.375%, 01/15/2029 (A)	1,355	1,396
6.375%, 06/15/2026 (A)	2,025	2,027
Civitas Resources
8.750%, 07/01/2031 (A)	209	218
8.625%, 11/01/2030 (A)	1,822	1,908
8.375%, 07/01/2028 (A)	319	331
Comstock Resources
6.750%, 03/01/2029 (A)	2,608	2,542
5.875%, 01/15/2030 (A)	195	182
Crescent Energy Finance
9.250%, 02/15/2028 (A)	459	480
7.625%, 04/01/2032 (A)	210	209
7.375%, 01/15/2033 (A)	135	131
CVR Energy
8.500%, 01/15/2029 (A)	1,525	1,463
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	543	563
DT Midstream
4.375%, 06/15/2031 (A)	103	94
4.125%, 06/15/2029 (A)	210	196
Enbridge
8.250%, H15T5Y + 3.785%, 01/15/2084 (E)	2,890	3,022

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Encino Acquisition Partners Holdings
8.750%, 05/01/2031 (A)	$2,425	$2,558
8.500%, 05/01/2028 (A)	437	446
Energy Transfer
8.000%, H15T5Y + 4.020%, 05/15/2054 (E)	1,572	1,647
6.750%, H15T5Y + 5.134%(E)(F)	300	297
6.625%, US0003M + 4.155%(E)(F)	855	841
5.500%, 06/01/2027	1,564	1,584
EnLink Midstream Partners
5.600%, 04/01/2044	760	697
5.450%, 06/01/2047	1,653	1,488
EQM Midstream Partners
7.500%, 06/01/2027 (A)	170	173
7.500%, 06/01/2030 (A)	139	148
6.500%, 07/01/2027 (A)	150	152
4.500%, 01/15/2029 (A)	406	387
Expand Energy
7.500%, 10/01/2026 (B)(D)(G)	2,515	–
7.000%, 10/01/2024 (B)(D)	1,135	3
6.750%, 04/15/2029 (A)	650	657
5.375%, 02/01/2029	32	31
5.375%, 03/15/2030	239	234
4.750%, 02/01/2032	303	282
Genesis Energy
8.875%, 04/15/2030	1,715	1,745
8.250%, 01/15/2029	68	69
8.000%, 01/15/2027	36	36
8.000%, 05/15/2033	57	56
7.875%, 05/15/2032	778	762
7.750%, 02/01/2028	315	315
Greenfire Resources
12.000%, 10/01/2028 (A)	968	1,043
Gulfport Energy Operating
6.750%, 09/01/2029 (A)	1,288	1,297
Harvest Midstream I
7.500%, 09/01/2028 (A)	745	751
7.500%, 05/15/2032 (A)	109	111
Hess Midstream Operations
6.500%, 06/01/2029 (A)	122	123
5.625%, 02/15/2026 (A)	340	339
4.250%, 02/15/2030 (A)	117	108
Hilcorp Energy I
7.250%, 02/15/2035 (A)	1,129	1,062
6.875%, 05/15/2034 (A)	10	9
6.250%, 04/15/2032 (A)	85	78
6.000%, 04/15/2030 (A)	101	95
6.000%, 02/01/2031 (A)	1,421	1,314
Howard Midstream Energy Partners
8.875%, 07/15/2028 (A)	210	220
7.375%, 07/15/2032 (A)	2,268	2,304
Ithaca Energy North Sea
8.125%, 10/15/2029 (A)	1,715	1,741

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ITT Holdings
6.500%, 08/01/2029 (A)	$1,938	$1,774
Kinetik Holdings
6.625%, 12/15/2028 (A)	935	956
Kodiak Gas Services
7.250%, 02/15/2029 (A)	595	607
Kraken Oil & Gas Partners
7.625%, 08/15/2029 (A)	827	796
Matador Resources
6.500%, 04/15/2032 (A)	987	976
6.250%, 04/15/2033 (A)	191	185
Moss Creek Resources Holdings
8.250%, 09/01/2031 (A)	2,093	2,047
Nabors Industries
9.125%, 01/31/2030 (A)	350	356
8.875%, 08/15/2031 (A)	501	465
New Fortress Energy
8.750%, 03/15/2029 (A)	1,480	1,260
6.500%, 09/30/2026 (A)	827	796
NGL Energy Operating
8.375%, 02/15/2032 (A)	172	173
8.125%, 02/15/2029 (A)	1,683	1,705
Noble Finance II
8.000%, 04/15/2030 (A)	1,352	1,365
Northern Oil & Gas
8.750%, 06/15/2031 (A)	565	583
8.125%, 03/01/2028 (A)	1,084	1,101
Northriver Midstream Finance
6.750%, 07/15/2032 (A)	108	109
NuStar Logistics
6.375%, 10/01/2030	134	135
6.000%, 06/01/2026	255	255
5.750%, 10/01/2025	119	119
5.625%, 04/28/2027	546	542
PBF Holding
7.875%, 09/15/2030 (A)	1,500	1,472
Permian Resources Operating
9.875%, 07/15/2031 (A)	325	357
8.000%, 04/15/2027 (A)	130	133
7.000%, 01/15/2032 (A)	1,787	1,814
6.250%, 02/01/2033 (A)	961	949
Precision Drilling
7.125%, 01/15/2026 (A)	178	178
Range Resources
8.250%, 01/15/2029	417	429
4.875%, 05/15/2025	290	289
Rockies Express Pipeline
4.800%, 05/15/2030 (A)	1,428	1,342
Seventy Seven Operating (Escrow Security)
6.625%, 01/15/2020 (B)(D)	1,869	–
Sitio Royalties Operating Partnership
7.875%, 11/01/2028 (A)	1,765	1,814

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
SM Energy
7.000%, 08/01/2032 (A)	$3,109	$3,065
6.750%, 09/15/2026	205	205
6.750%, 08/01/2029 (A)	140	139
6.625%, 01/15/2027	278	278
6.500%, 07/15/2028	113	112
South Bow Canadian Infrastructure Holdings
7.500%, H15T5Y + 3.667%, 03/01/2055 (A)(E)	1,550	1,603
Summit Midstream Holdings
8.625%, 10/31/2029 (A)	880	913
Sunoco
7.250%, 05/01/2032 (A)	570	589
7.000%, 05/01/2029 (A)	1,638	1,681
4.500%, 05/15/2029	253	238
4.500%, 04/30/2030	327	303
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	103	103
6.000%, 03/01/2027 (A)	270	268
6.000%, 12/31/2030 (A)	2,365	2,239
6.000%, 09/01/2031 (A)	722	682
5.500%, 01/15/2028 (A)	1,485	1,428
TerraForm Power Operating
5.000%, 01/31/2028 (A)	1,588	1,530
4.750%, 01/15/2030 (A)	375	347
TGNR Intermediate Holdings
5.500%, 10/15/2029 (A)	1,999	1,867
TGS
8.500%, 01/15/2030 (A)	915	935
Transocean
8.750%, 02/15/2030 (A)	656	677
8.250%, 05/15/2029 (A)	176	172
6.800%, 03/15/2038	2,188	1,793
Transocean Titan Financing
8.375%, 02/01/2028 (A)	58	59
Valaris
8.375%, 04/30/2030 (A)	94	95
Venture Global Calcasieu Pass
6.250%, 01/15/2030 (A)	1,135	1,146
4.125%, 08/15/2031 (A)	1,205	1,079
3.875%, 11/01/2033 (A)	1,015	872
Venture Global LNG
9.875%, 02/01/2032 (A)	1,279	1,403
9.500%, 02/01/2029 (A)	80	88
9.000%, H15T5Y + 5.440%(A)(E)(F)	1,765	1,845
8.375%, 06/01/2031 (A)	60	63
8.125%, 06/01/2028 (A)	314	327
7.000%, 01/15/2030 (A)	741	752
Vital Energy
7.875%, 04/15/2032 (A)	1,862	1,792
Weatherford International
8.625%, 04/30/2030 (A)	1,512	1,561

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Western Midstream Operating
5.250%, 02/01/2050	$2,153	$1,834

		115,702

Financials — 8.4%
Acrisure
8.250%, 02/01/2029 (A)	2,278	2,359
7.500%, 11/06/2030 (A)	551	567
4.250%, 02/15/2029 (A)	354	333
AG Issuer
6.250%, 03/01/2028 (A)	1,208	1,198
Alliant Holdings Intermediate
7.375%, 10/01/2032 (A)	271	273
7.000%, 01/15/2031 (A)	3,749	3,764
4.250%, 10/15/2027 (A)	476	454
AmWINS Group
6.375%, 02/15/2029 (A)	876	881
APH Somerset Investor 2
7.875%, 11/01/2029 (A)	2,777	2,815
Ardonagh Finco
7.750%, 02/15/2031 (A)	671	691
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	584	607
Aretec Group
10.000%, 08/15/2030 (A)	2,742	2,995
Blackstone Mortgage Trust
7.750%, 12/01/2029 (A)	1,290	1,326
Block
6.500%, 05/15/2032 (A)	1,684	1,700
2.750%, 06/01/2026	140	135
Blue Owl Capital
3.400%, 07/15/2026	1,587	1,538
Brookfield Property REIT
4.500%, 04/01/2027 (A)	3,177	3,013
Citigroup
3.875%, H15T5Y + 3.417%(E)(F)	1,129	1,096
Coinbase Global
3.375%, 10/01/2028 (A)	551	496
CPI CG
10.000%, 07/15/2029 (A)	930	994
Encore Capital Group
9.250%, 04/01/2029 (A)	1,475	1,571
Finance of America Funding
7.875%, 11/30/2026 (A)	2,194	2,008
FirstCash
6.875%, 03/01/2032 (A)	1,545	1,551
Focus Financial Partners
6.750%, 09/15/2031 (A)	695	692
Freedom Mortgage
12.000%, 10/01/2028 (A)	1,458	1,586
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	2,295	2,368

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Genworth Holdings
6.500%, 06/15/2034	$1,565	$1,540
HAT Holdings I
3.750%, 09/15/2030 (A)	415	366
3.375%, 06/15/2026 (A)	577	559
Howden UK Refinance
8.125%, 02/15/2032 (A)	292	298
7.250%, 02/15/2031 (A)	1,105	1,123
HUB International
7.250%, 06/15/2030 (A)	1,313	1,345
Jane Street Group
6.125%, 11/01/2032 (A)	1,355	1,342
Jefferies Finance
6.625%, 10/15/2031 (A)	1,060	1,058
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)	1,220	1,250
4.750%, 06/15/2029 (A)	3,040	2,867
4.250%, 02/01/2027 (A)	579	558
LD Holdings Group
8.750%, 11/01/2027 (A)	275	264
6.125%, 04/01/2028 (A)	1,565	1,351
LPL Holdings
4.625%, 11/15/2027 (A)	568	559
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	2,435	2,381
5.625%, 01/15/2030 (A)	1,451	1,330
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)	414	270
5.500%, 09/01/2028 (A)	271	232
Nationstar Mortgage Holdings
7.125%, 02/01/2032 (A)	140	142
6.000%, 01/15/2027 (A)	60	60
5.750%, 11/15/2031 (A)	1,225	1,171
5.500%, 08/15/2028 (A)	1,346	1,307
5.125%, 12/15/2030 (A)	143	133
Navient
5.500%, 03/15/2029	150	142
Navient MTN
5.625%, 08/01/2033	1,440	1,246
OneMain Finance
9.000%, 01/15/2029	404	428
7.875%, 03/15/2030	1,515	1,580
7.500%, 05/15/2031	2,230	2,289
7.125%, 03/15/2026	193	197
7.125%, 11/15/2031	1,055	1,075
5.375%, 11/15/2029	2,355	2,264
4.000%, 09/15/2030	1,049	932
3.875%, 09/15/2028	253	233
3.500%, 01/15/2027	1,369	1,306
Osaic Holdings
10.750%, 08/01/2027 (A)	2,910	3,002
Panther Escrow Issuer
7.125%, 06/01/2031 (A)	1,421	1,435

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PennyMac Financial Services
7.875%, 12/15/2029 (A)	$947	$992
5.750%, 09/15/2031 (A)	2,871	2,734
4.250%, 02/15/2029 (A)	1,465	1,358
PRA Group
8.875%, 01/31/2030 (A)	1,420	1,471
Rithm Capital
8.000%, 04/01/2029 (A)	1,683	1,684
Rocket Mortgage
3.625%, 03/01/2029 (A)	977	885
SFA Issuer
11.000%, 12/15/2029	1,781	1,713
Shift4 Payments
6.750%, 08/15/2032 (A)	1,355	1,378
Starwood Property Trust
7.250%, 04/01/2029 (A)	2,511	2,576
6.500%, 07/01/2030 (A)	260	260
UniCredit
5.861%, USISDA05 + 3.703%, 06/19/2032 (A)(E)	875	876
United Wholesale Mortgage
5.500%, 11/15/2025 (A)	347	345
VFH Parent
7.500%, 06/15/2031 (A)	1,104	1,136

		92,054

Health Care — 6.8%
AHP Health Partners
5.750%, 07/15/2029 (A)	251	242
Akumin
9.000% cash/0% PIK, 08/01/2027 (A)	2,655	2,350
8.000%, 08/01/2028 (A)	1,800	1,475
AthenaHealth Group
6.500%, 02/15/2030 (A)	2,036	1,935
Avantor Funding
4.625%, 07/15/2028 (A)	564	538
Bausch + Lomb
8.375%, 10/01/2028 (A)	855	885
Bausch Health
14.000%, 10/15/2030 (A)	542	503
11.000%, 09/30/2028 (A)	1,760	1,672
5.750%, 08/15/2027 (A)	475	413
5.500%, 11/01/2025 (A)	1,045	1,019
5.250%, 01/30/2030 (A)	614	335
5.250%, 02/15/2031 (A)	193	102
5.000%, 01/30/2028 (A)	215	146
5.000%, 02/15/2029 (A)	445	262
4.875%, 06/01/2028 (A)	760	608
Bausch Health Americas
9.250%, 04/01/2026 (A)	390	373
8.500%, 01/31/2027 (A)	642	528
Charles River Laboratories International
4.250%, 05/01/2028 (A)	1,633	1,549

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 03/15/2031 (A)	$930	$828
CHS
10.875%, 01/15/2032 (A)	2,416	2,493
8.000%, 12/15/2027 (A)	2,220	2,216
6.125%, 04/01/2030 (A)	1,464	1,005
6.000%, 01/15/2029 (A)	225	201
5.625%, 03/15/2027 (A)	2,124	2,038
5.250%, 05/15/2030 (A)	1,217	999
4.750%, 02/15/2031 (A)	278	216
DaVita
6.875%, 09/01/2032 (A)	302	304
4.625%, 06/01/2030 (A)	1,320	1,213
3.750%, 02/15/2031 (A)	1,138	985
Embecta
6.750%, 02/15/2030 (A)	1,665	1,577
5.000%, 02/15/2030 (A)	195	180
Emergent BioSolutions
3.875%, 08/15/2028 (A)	87	71
Encompass Health
4.625%, 04/01/2031	450	416
4.500%, 02/01/2028	440	424
Endo
6.125%, 12/31/2049 (B)	1,485	–
0.000%, 04/01/2027 (B)(C)	1,373	–
Endo Finance Holdings
8.500%, 04/15/2031 (A)	73	77
Envision Healthcare Corp
8.750%, 10/15/2026 (B)(D)	1,825	–
Fortrea Holdings
7.500%, 07/01/2030 (A)	896	897
Global Medical Response
10.000% cash/0% PIK, 10/31/2028 (A)	3,660	3,655
Grifols
4.750%, 10/15/2028 (A)	1,818	1,671
Heartland Dental
10.500%, 04/30/2028 (A)	2,736	2,901
IQVIA
6.500%, 05/15/2030 (A)	1,615	1,644
5.000%, 10/15/2026 (A)	805	794
LifePoint Health
11.000%, 10/15/2030 (A)	1,225	1,345
10.000%, 06/01/2032 (A)	826	840
9.875%, 08/15/2030 (A)	369	398
4.375%, 02/15/2027 (A)	1,097	1,051
Mallinckrodt International Finance
14.750%, 11/14/2028 (A)	198	211
Medline Borrower
6.250%, 04/01/2029 (A)	285	288
3.875%, 04/01/2029 (A)	5,026	4,654
Molina Healthcare
6.250%, 01/15/2033 (A)	1,370	1,354
4.375%, 06/15/2028 (A)	1,641	1,555

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 11/15/2030 (A)	$1,295	$1,153
Option Care Health
4.375%, 10/31/2029 (A)	2,365	2,181
Organon
7.875%, 05/15/2034 (A)	791	809
5.125%, 04/30/2031 (A)	1,215	1,092
4.125%, 04/30/2028 (A)	466	438
Owens & Minor
6.625%, 04/01/2030 (A)	185	174
4.500%, 03/31/2029 (A)	397	354
Perrigo Finance Unlimited
6.125%, 09/30/2032	695	680
Radiology Partners
9.781% cash/0% PIK, 02/15/2030 (A)	2,137	1,994
7.775% cash/0% PIK, 01/31/2029 (A)	4,203	4,151
Select Medical
6.250%, 12/01/2032 (A)	527	507
Sotera Health Holdings
7.375%, 06/01/2031 (A)	160	162
Surgery Center Holdings
7.250%, 04/15/2032 (A)	717	731
Tenet Healthcare
6.750%, 05/15/2031	1,052	1,063
6.125%, 06/15/2030	1,986	1,970
5.125%, 11/01/2027	688	674
4.375%, 01/15/2030	800	743
4.250%, 06/01/2029	951	893
US Acute Care Solutions
9.750%, 05/15/2029 (A)	1,103	1,124

		74,329

Industrials — 9.0%
AAR Escrow Issuer
6.750%, 03/15/2029 (A)	1,630	1,653
ACCO Brands
4.250%, 03/15/2029 (A)	330	300
Allied Universal Holdco
4.625%, 06/01/2028 (A)	1,427	1,348
Allison Transmission
5.875%, 06/01/2029 (A)	210	209
4.750%, 10/01/2027 (A)	1,821	1,765
3.750%, 01/30/2031 (A)	255	225
American Airlines
5.750%, 04/20/2029 (A)	1,976	1,960
5.500%, 04/20/2026 (A)	739	736
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	590	565
Amsted Industries
4.625%, 05/15/2030 (A)	505	475
APi Group DE
4.750%, 10/15/2029 (A)	135	127
4.125%, 07/15/2029 (A)	214	196

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Artera Services
8.500%, 02/15/2031 (A)	$797	$768
Avis Budget Car Rental
8.250%, 01/15/2030 (A)	2,475	2,552
8.000%, 02/15/2031 (A)	82	84
5.750%, 07/15/2027 (A)	280	274
5.375%, 03/01/2029 (A)	563	527
4.750%, 04/01/2028 (A)	60	56
Bombardier
8.750%, 11/15/2030 (A)	102	110
7.875%, 04/15/2027 (A)	180	180
7.250%, 07/01/2031 (A)	1,558	1,607
7.000%, 06/01/2032 (A)	947	963
Builders FirstSource
6.375%, 06/15/2032 (A)	246	245
6.375%, 03/01/2034 (A)	635	627
4.250%, 02/01/2032 (A)	1,168	1,031
BWX Technologies
4.125%, 06/30/2028 (A)	1,233	1,154
4.125%, 04/15/2029 (A)	835	775
Camelot Return Merger Sub
8.750%, 08/01/2028 (A)	1,495	1,433
Chart Industries
9.500%, 01/01/2031 (A)	1,362	1,459
7.500%, 01/01/2030 (A)	244	254
Conduent Business Services
6.000%, 11/01/2029 (A)	295	281
CoreCivic
8.250%, 04/15/2029	305	323
CP Atlas Buyer
7.000%, 12/01/2028 (A)	1,518	1,335
Deluxe
8.125%, 09/15/2029 (A)	1,915	1,942
8.000%, 06/01/2029 (A)	1,070	1,028
EMRLD Borrower
6.750%, 07/15/2031 (A)	83	84
6.625%, 12/15/2030 (A)	4,014	4,019
Enviri
5.750%, 07/31/2027 (A)	465	442
EquipmentShare.com
9.000%, 05/15/2028 (A)	437	453
8.625%, 05/15/2032 (A)	52	55
8.000%, 03/15/2033 (A)	92	93
First Student Bidco
4.000%, 07/31/2029 (A)	15	14
Fortress Transportation and Infrastructure Investors
7.000%, 05/01/2031 (A)	535	546
Garda World Security
8.375%, 11/15/2032 (A)	90	92
8.250%, 08/01/2032 (A)	188	191
6.000%, 06/01/2029 (A)	242	229

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Gates
6.875%, 07/01/2029 (A)	$707	$719
GEO Group
8.625%, 04/15/2029	150	158
GFL Environmental
5.125%, 12/15/2026 (A)	335	333
4.750%, 06/15/2029 (A)	352	338
4.375%, 08/15/2029 (A)	146	138
4.000%, 08/01/2028 (A)	694	657
3.500%, 09/01/2028 (A)	1,415	1,334
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	175	173
5.625%, 06/01/2029 (A)	332	320
GN Bondco
9.500%, 10/15/2031 (A)	342	360
Goat Holdco
6.750%, 02/01/2032 (A)	76	75
GrafTech Global Enterprises
9.875%, 12/23/2029 (A)	828	782
Griffon
5.750%, 03/01/2028	500	490
H&E Equipment Services
3.875%, 12/15/2028 (A)	1,735	1,586
Herc Holdings
6.625%, 06/15/2029 (A)	156	158
Hertz
12.625%, 07/15/2029 (A)	971	1,034
5.000%, 12/01/2029 (A)	663	434
4.625%, 12/01/2026 (A)	337	285
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(D)	465	95
6.000%, 01/15/2028 (A)(D)	450	85
5.500%, 12/31/2049 (A)(D)	559	35
Icahn Enterprises
10.000%, 11/15/2029 (A)	1,116	1,119
9.000%, 06/15/2030	1,375	1,319
5.250%, 05/15/2027	1,145	1,084
JELD-WEN
7.000%, 09/01/2032 (A)	120	111
4.875%, 12/15/2027 (A)	250	237
JetBlue Airways
9.875%, 09/20/2031 (A)	3,234	3,436
Korn Ferry
4.625%, 12/15/2027 (A)	1,358	1,305
Latam Airlines Group
7.875%, 04/15/2030 (A)	1,550	1,569
Madison IAQ
5.875%, 06/30/2029 (A)	1,689	1,595
4.125%, 06/30/2028 (A)	175	165
Masterbrand
7.000%, 07/15/2032 (A)	103	104
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	150	151

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	$132	$133
MIWD Holdco II
5.500%, 02/01/2030 (A)	221	209
OneSky Flight
8.875%, 12/15/2029 (A)	1,881	1,882
Pitney Bowes
7.250%, 03/15/2029 (A)	1,360	1,329
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	150	150
3.375%, 08/31/2027 (A)	314	294
Raven Acquisition Holdings
6.875%, 11/15/2031 (A)	958	948
Resideo Funding
6.500%, 07/15/2032 (A)	204	204
Ritchie Bros Holdings
7.750%, 03/15/2031 (A)	1,535	1,605
Science Applications International
4.875%, 04/01/2028 (A)	1,596	1,536
Sensata Technologies
6.625%, 07/15/2032 (A)	768	767
4.000%, 04/15/2029 (A)	1,180	1,083
3.750%, 02/15/2031 (A)	20	18
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,133	1,011
Spirit AeroSystems
9.375%, 11/30/2029 (A)	175	187
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)(D)	2,466	1,911
SS&C Technologies
6.500%, 06/01/2032 (A)	1,444	1,457
5.500%, 09/30/2027 (A)	622	616
Standard Building Solutions
6.500%, 08/15/2032 (A)	1,092	1,094
Standard Industries
5.000%, 02/15/2027 (A)	30	29
4.750%, 01/15/2028 (A)	798	764
4.375%, 07/15/2030 (A)	1,460	1,338
3.375%, 01/15/2031 (A)	88	75
Terex
6.250%, 10/15/2032 (A)	182	178
5.000%, 05/15/2029 (A)	335	319
TK Elevator US Newco
5.250%, 07/15/2027 (A)	1,548	1,515
TransDigm
7.125%, 12/01/2031 (A)	3,906	3,999
6.875%, 12/15/2030 (A)	380	386
6.625%, 03/01/2032 (A)	1,415	1,428
6.375%, 03/01/2029 (A)	373	374
TriNet Group
7.125%, 08/15/2031 (A)	172	175
Triumph Group
9.000%, 03/15/2028 (A)	92	96

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Airlines
4.625%, 04/15/2029 (A)	$1,883	$1,790
4.375%, 04/15/2026 (A)	291	286
United Rentals North America
6.125%, 03/15/2034 (A)	1,877	1,863
5.250%, 01/15/2030	670	651
4.000%, 07/15/2030	1,435	1,306
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	1,615	1,625
6.375%, 02/01/2030 (A)	2,058	1,798
Wesco Aircraft Holdings
13.125%, 11/15/2027 (A)(D)	100	2
9.000%, 11/15/2026 (A)(D)	599	252
WESCO Distribution
7.250%, 06/15/2028 (A)	483	491
6.625%, 03/15/2032 (A)	120	122
6.375%, 03/15/2029 (A)	330	335
Williams Scotsman
7.375%, 10/01/2031 (A)	2,160	2,223
Wilsonart
11.000%, 08/15/2032 (A)	1,012	992
Wrangler Holdco
6.625%, 04/01/2032 (A)	78	79
XPO
7.125%, 02/01/2032 (A)	678	694

		98,188

Information Technology — 3.8%
Ahead DB Holdings
6.625%, 05/01/2028 (A)	987	967
Amentum Holdings
7.250%, 08/01/2032 (A)	607	612
ams-OSRAM
12.250%, 03/30/2029 (A)	190	185
Arches Buyer
6.125%, 12/01/2028 (A)	84	75
4.250%, 06/01/2028 (A)	1,015	932
Ciena
4.000%, 01/31/2030 (A)	990	910
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	189	176
Cloud Software Group, Strike Price Fixed
9.000%, 09/30/2029 (A)	1,365	1,386
8.250%, 06/30/2032 (A)	2,912	3,001
6.500%, 03/31/2029 (A)	1,411	1,385
Coherent
5.000%, 12/15/2029 (A)	1,845	1,761
CommScope
9.500%, 12/15/2031 (A)	1,312	1,360
8.250%, 03/01/2027 (A)	490	469
7.125%, 07/01/2028 (A)	1,325	1,166
6.000%, 03/01/2026 (A)	1,608	1,600
4.750%, 09/01/2029 (A)	1,669	1,486

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CommScope Technologies
5.000%, 03/15/2027 (A)	$5	$5
Diebold Nixdorf
7.750%, 03/31/2030 (A)	883	906
Elastic
4.125%, 07/15/2029 (A)	1,183	1,097
Ellucian Holdings
6.500%, 12/01/2029 (A)	1,052	1,053
Entegris
5.950%, 06/15/2030 (A)	467	463
4.375%, 04/15/2028 (A)	182	174
3.625%, 05/01/2029 (A)	786	712
Entegris Escrow
4.750%, 04/15/2029 (A)	200	192
Imola Merger
4.750%, 05/15/2029 (A)	233	221
McAfee
7.375%, 02/15/2030 (A)	3,056	2,968
NCR Atleos
9.500%, 04/01/2029 (A)	1,714	1,857
NCR Voyix
5.125%, 04/15/2029 (A)	96	92
5.000%, 10/01/2028 (A)	252	242
ON Semiconductor
3.875%, 09/01/2028 (A)	2,003	1,879
Open Text Holdings
4.125%, 02/15/2030 (A)	1,242	1,126
PTC
4.000%, 02/15/2028 (A)	1,038	983
RingCentral
8.500%, 08/15/2030 (A)	229	242
Sabre GLBL
10.750%, 11/15/2029 (A)	3,647	3,762
Seagate HDD Cayman
8.500%, 07/15/2031	40	43
8.250%, 12/15/2029	162	172
3.375%, 07/15/2031	1,341	1,106
Synaptics
4.000%, 06/15/2029 (A)	1,959	1,785
UKG
6.875%, 02/01/2031 (A)	2,632	2,670
Xerox Holdings
8.875%, 11/30/2029 (A)	165	148

		41,369

Materials — 7.0%
ARD Finance
6.500% cash/0% PIK, 06/30/2027 (A)	1,461	205
Ardagh Packaging Finance
5.250%, 08/15/2027 (A)	3,878	2,202
4.125%, 08/15/2026 (A)	490	441
ASP Unifrax Holdings
7.100%, 09/30/2029 (A)	2,730	1,788

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ATI
7.250%, 08/15/2030	$147	$151
5.875%, 12/01/2027	174	173
5.125%, 10/01/2031	80	75
4.875%, 10/01/2029	160	152
Avient
6.250%, 11/01/2031 (A)	420	414
Axalta Coating Systems
4.750%, 06/15/2027 (A)	1,217	1,193
3.375%, 02/15/2029 (A)	1,441	1,308
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	1,812	1,875
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	2,905	2,742
Ball
3.125%, 09/15/2031	1,105	938
2.875%, 08/15/2030	1,751	1,498
Big River Steel
6.625%, 01/31/2029 (A)	298	298
Carpenter Technology
7.625%, 03/15/2030	60	61
6.375%, 07/15/2028	184	184
Celanese US Holdings
6.950%, 11/15/2033	792	822
CF Industries
5.150%, 03/15/2034	869	843
Chemours
8.000%, 01/15/2033 (A)	100	98
5.750%, 11/15/2028 (A)	1,894	1,759
4.625%, 11/15/2029 (A)	1,168	1,015
Cleveland-Cliffs
7.375%, 05/01/2033 (A)	543	533
6.875%, 11/01/2029 (A)	717	709
6.750%, 04/15/2030 (A)	154	151
4.625%, 03/01/2029 (A)	213	198
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	772	780
Compass Minerals International
6.750%, 12/01/2027 (A)	625	616
Constellium
3.750%, 04/15/2029 (A)	580	525
Cornerstone Chemical
10.250%, 09/01/2027 (A)(B)(D)(G)	343	343
15.000%, 12/06/2028 (B)	3,159	3,159
CVR Partners
6.125%, 06/15/2028 (A)	1,097	1,067
Domtar
6.750%, 10/01/2028 (A)	3,015	2,770
Element Solutions
3.875%, 09/01/2028 (A)	447	424
ERO Copper
6.500%, 02/15/2030 (A)	1,605	1,553

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
First Quantum Minerals
9.375%, 03/01/2029 (A)	$200	$213
8.625%, 06/01/2031 (A)	3,204	3,298
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	298	288
4.375%, 04/01/2031 (A)	474	427
Freeport-McMoRan
5.450%, 03/15/2043	550	514
5.400%, 11/14/2034	925	915
Graham Packaging
7.125%, 08/15/2028 (A)	185	182
Graphic Packaging International
3.750%, 02/01/2030 (A)	500	452
INEOS Finance
7.500%, 04/15/2029 (A)	1,128	1,155
6.750%, 05/15/2028 (A)	200	202
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	200	211
Innophos Holdings
9.375%, 02/15/2028 (A)	2,970	2,953
LABL
10.500%, 07/15/2027 (A)	882	851
8.625%, 10/01/2031 (A)	352	326
Mauser Packaging Solutions Holding
9.250%, 04/15/2027 (A)	500	506
7.875%, 04/15/2027 (A)	945	964
Methanex
5.250%, 12/15/2029	565	544
Methanex US Operations
6.250%, 03/15/2032 (A)	380	376
Mineral Resources MTN
8.500%, 05/01/2030 (A)	820	836
Mountain Province Diamonds
9.000%, 12/15/2025 (A)(B)(G)	1,989	1,876
Neiman Marcus Group (Escrow Security)
8.750%, 10/15/2022 (A)(B)(D)	762	26
8.000%, 10/15/2022 (A)(B)(D)	820	29
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(D)	2,115	–
NOVA Chemicals
9.000%, 02/15/2030 (A)	1,029	1,085
8.500%, 11/15/2028 (A)	133	141
5.250%, 06/01/2027 (A)	295	287
5.000%, 05/01/2025 (A)	176	175
4.250%, 05/15/2029 (A)	213	193
Novelis
4.750%, 01/30/2030 (A)	632	584
3.250%, 11/15/2026 (A)	943	898
OCI
6.700%, 03/16/2033 (A)	1,265	1,275
OI European Group BV
4.750%, 02/15/2030 (A)	244	217

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	$63	$63
Rain Carbon
12.250%, 09/01/2029 (A)	1,870	1,976
Rain CII Carbon
7.250%, 04/01/2025 (A)	33	33
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	1,845	1,751
4.875%, 05/01/2028 (A)	1,324	1,246
Scotts Miracle-Gro
4.500%, 10/15/2029	420	387
4.375%, 02/01/2032	212	185
4.000%, 04/01/2031	470	410
Sealed Air
6.500%, 07/15/2032 (A)	1,105	1,107
6.125%, 02/01/2028 (A)	1,809	1,815
Summit Materials
7.250%, 01/15/2031 (A)	84	89
5.250%, 01/15/2029 (A)	229	231
Taseko Mines
8.250%, 05/01/2030 (A)	1,272	1,298
Trident TPI Holdings
12.750%, 12/31/2028 (A)	877	967
TriMas
4.125%, 04/15/2029 (A)	294	270
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	104	103
5.125%, 04/01/2029 (A)	726	448
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	1,665	1,663
5.500%, 08/15/2026 (A)	1,299	1,280
Tronox
4.625%, 03/15/2029 (A)	4,678	4,199
WR Grace Holdings
5.625%, 08/15/2029 (A)	2,221	2,043
4.875%, 06/15/2027 (A)	310	300

		76,926

Real Estate — 1.9%
Anywhere Real Estate Group
7.000%, 04/15/2030 (A)	561	497
5.250%, 04/15/2030 (A)	372	280
Brookfield Property REIT
5.750%, 05/15/2026 (A)	40	39
Diversified Healthcare Trust
4.750%, 02/15/2028	805	691
4.375%, 03/01/2031	3,285	2,419
Iron Mountain
6.250%, 01/15/2033 (A)	172	171
5.250%, 03/15/2028 (A)	756	740
5.250%, 07/15/2030 (A)	865	826
5.000%, 07/15/2028 (A)	294	284
4.875%, 09/15/2029 (A)	626	595

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 02/15/2031 (A)	$20	$18
Iron Mountain Information Management Services
5.000%, 07/15/2032 (A)	1,317	1,212
Outfront Media Capital
7.375%, 02/15/2031 (A)	637	666
4.625%, 03/15/2030 (A)	370	342
Park Intermediate Holdings
4.875%, 05/15/2029 (A)	890	838
RHP Hotel Properties
7.250%, 07/15/2028 (A)	157	161
6.500%, 04/01/2032 (A)	215	216
4.750%, 10/15/2027	583	564
4.500%, 02/15/2029 (A)	529	500
RLJ Lodging Trust
4.000%, 09/15/2029 (A)	330	299
3.750%, 07/01/2026 (A)	473	460
Service Properties Trust
5.500%, 12/15/2027	460	430
4.950%, 02/15/2027	105	98
4.950%, 10/01/2029	300	239
4.375%, 02/15/2030	1,830	1,381
3.950%, 01/15/2028	215	180
Uniti Group
10.500%, 02/15/2028 (A)	2,437	2,599
6.500%, 02/15/2029 (A)	1,756	1,593
6.000%, 01/15/2030 (A)	1,816	1,594
VICI Properties
4.625%, 06/15/2025 (A)	261	260
4.625%, 12/01/2029 (A)	153	146
3.750%, 02/15/2027 (A)	910	883

		21,221

Utilities — 2.1%
Alpha Generation
6.750%, 10/15/2032 (A)	1,410	1,395
AmeriGas Partners
9.375%, 06/01/2028 (A)	147	141
5.875%, 08/20/2026	125	121
5.750%, 05/20/2027	110	102
Calpine
5.000%, 02/01/2031 (A)	442	416
4.625%, 02/01/2029 (A)	847	799
4.500%, 02/15/2028 (A)	1,900	1,822
NextEra Energy Operating Partners
7.250%, 01/15/2029 (A)	1,481	1,515
NRG Energy
10.250%, H15T5Y + 5.920%(A)(E)(F)	1,108	1,223
7.000%, 03/15/2033 (A)	228	246
6.250%, 11/01/2034 (A)	1,084	1,063
6.000%, 02/01/2033 (A)	146	142
5.750%, 01/15/2028	36	36
5.250%, 06/15/2029 (A)	350	340

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 02/15/2032 (A)	$33	$29
3.625%, 02/15/2031 (A)	1,639	1,433
3.375%, 02/15/2029 (A)	145	132
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,337	1,255
PG&E
5.250%, 07/01/2030	1,552	1,519
5.000%, 07/01/2028	294	287
Pike
8.625%, 01/31/2031 (A)	71	75
5.500%, 09/01/2028 (A)	202	194
Talen Energy Supply
8.625%, 06/01/2030 (A)	1,430	1,524
Vistra
8.000%, H15T5Y + 6.930%(A)(E)(F)	1,574	1,606
7.000%, H15T5Y + 5.740%(A)(E)(F)	250	252
Vistra Operations
7.750%, 10/15/2031 (A)	370	388
6.875%, 04/15/2032 (A)	995	1,019
5.625%, 02/15/2027 (A)	255	254
5.000%, 07/31/2027 (A)	1,386	1,360
4.375%, 05/01/2029 (A)	1,867	1,758
4.300%, 07/15/2029 (A)	375	358

		22,804

Total Corporate Obligations
(Cost $867,944) ($ Thousands)		821,771

LOAN PARTICIPATIONS — 10.6%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
9.629%, CME Term SOFR + 4.750%, 04/20/2028 (E)	401	411
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
9.585%, CME Term SOFR + 5.000%, 08/18/2028 (E)	900	907
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.840%, CME Term SOFR + 4.250%, 05/17/2028 (E)	324	261
Adient Global Holdings Ltd., Term B-2 Loan
6.607%, CME Term SOFR + 2.750%, 01/31/2031 (E)	179	179
Ahead DB Holdings, LLC, Term B-3 Loan, 1st Lien
7.829%, CME Term SOFR + 3.500%, 02/01/2031 (E)	308	310
Alvogen Pharma US, Inc., June 2022 Loan, 1st Lien
11.957%, CME Term SOFR + 7.500%, 06/30/2025 (E)	1,564	1,472

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
10.000%, 06/30/2026 (B)	$785	$785
Aruba Investments Holdings, LLC, Initial Dollar Term Loan, 1st Lien
8.457%, CME Term SOFR + 4.000%, 11/24/2027 (E)	279	279
Asurion, LLC, New B-8 Term Loan, 1st Lien
7.721%, CME Term SOFR + 3.250%, 12/23/2026 (E)	563	562
Avaya Inc., Initial Term Loan, 1st Lien
11.857%, CME Term SOFR + 7.500%, 08/01/2028 (E)(H)	4,429	3,738
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
8.173%, CME Term SOFR + 3.250%, 03/03/2025 (E)	1,189	1,189
Bally's Corporation, Term B Facility Loan, 1st Lien
8.143%, CME Term SOFR + 3.250%, 10/02/2028 (E)	839	791
BCPE Pequod Buyer, Inc., Initial Term Loan, 1st Lien
7.857%, CME Term SOFR + 3.500%, 11/25/2031 (E)	228	230
Belron Finance 2019 LLC, 2031 Dollar Incremental Term Loan, 1st Lien
7.273%, CME Term SOFR + 2.750%, 10/16/2031 (E)(H)	106	107
BW Holding, Inc., Initial Term Loan, 1st Lien
8.664%, CME Term SOFR + 4.000%, 12/14/2028 (E)(H)	860	764
BYJU's Alpha, Inc., Initial Term Loan
15.500%, CME Term SOFR + 6.000%, 11/24/2026 (D)(E)	2,767	300
BYJU's Alpha, Inc., Term Loan, 1st Lien
12.845%, 04/24/2026	24	24
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 1st Lien
6.607%, CME Term SOFR + 2.250%, 02/06/2031 (E)	846	846
Cambrex Corporation, Tranche B-2 Dollar Term Loan, 1st Lien
7.957%, CME Term SOFR + 3.500%, 12/04/2026 (E)	400	399
Carestream Health, Inc., Term Loan, 1st Lien
11.929%, CME Term SOFR + 7.500%, 09/30/2027 (E)	1,609	1,208
Castle US Holding Corp., Dollar Term B-2 Loan, 1st Lien
8.776%, CME Term SOFR + 4.000%, 01/29/2027 (E)	1,088	615

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Castle US Holding Corp., Initial Dollar Term Loan, 1st Lien
8.526%, CME Term SOFR + 3.750%, 01/29/2027 (E)	$695	$407
CHPPR Midco Inc. , Amendment No. 1 Term Loan, 1st Lien
13.076%, CME Term SOFR + 8.750%, 12/31/2029 (B)(E)	1,086	1,086
Claire's Stores, Inc., Initial Term Loan, 1st Lien
10.957%, CME Term SOFR + 6.500%, 12/18/2026 (E)	1,088	864
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
8.471%, CME Term SOFR + 4.000%, 08/21/2028 (E)	32	32
Cloud Software Group, Inc., Fourth Amendment Incremental Term Loan, 1st Lien
8.604%, CME Term SOFR + 3.500%, 03/30/2029 (E)	407	408
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan, 1st Lien
7.829%, CME Term SOFR + 3.500%, 03/30/2029 (E)	743	745
Cloud Software Group, Inc., Sixth Amendment Term Loan, 1st Lien
8.079%, CME Term SOFR + 3.750%, 03/21/2031 (E)	250	251
ClubCorp Holdings, Inc., Term B-2 Loan, 1st Lien
9.590%, CME Term SOFR + 5.000%, 09/18/2026 (E)	771	772
CMG Media Corp, Term B-2 Loan, 1st Lien
7.929%, CME Term SOFR + 3.500%, 06/18/2029 (E)(H)	509	455
CommerceHub, Inc., Initial Term Loan, 1st Lien
8.797%, CME Term SOFR + 4.000%, 12/29/2027 (E)	590	558
Conair Holdings LLC, Initial Term Loan, 1st Lien
8.221%, CME Term SOFR + 3.750%, 05/17/2028 (E)	218	196
Consolidated Communications, Inc., Term B-1 Loan, 1st Lien
7.971%, CME Term SOFR + 3.500%, 10/02/2027 (E)	1,470	1,453
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
8.207%, CME Term SOFR + 3.750%, 11/23/2027 (E)	670	652

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Crown Finance US, Inc., Initial Term Loan
9.587%, CME Term SOFR + 5.250%, 10/31/2031 (E)	$140	$140
CSC Holdings, LLC, 2022 Refinancing Term Loan, 1st Lien
8.897%, CME Term SOFR + 4.500%, 01/18/2028 (E)	99	97
Curia Global, Inc., 2021 Term Loan, 1st Lien
8.435%, CME Term SOFR + 3.750%, 08/30/2026 (E)	924	880
8.423%, CME Term SOFR + 3.750%, 08/30/2026 (E)	2	2
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
8.340%, CME Term SOFR + 3.750%, 10/04/2028 (E)	336	317
Diamond Sports Group, LLC, Dip Term Loan, 1st Lien
10.167%, 01/10/2025	283	310
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.847%, CME Term SOFR + 5.000%, 08/02/2027 (E)	211	211
East Valley Tourist Development Authority , Term Loan, 1st Lien
11.972%, CME Term SOFR + 7.500%, 11/23/2026 (B)(E)	2,342	2,297
Ellucian Holdings Inc., Initial Term Loan, 2nd Lien
9.335%, CME Term SOFR + 4.750%, 11/22/2032 (E)	1,585	1,611
EMRLD Borrower LP, Second Amendment Incremental Term Loan, 1st Lien
6.829%, CME Term SOFR + 2.500%, 08/04/2031 (E)	137	138
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
8.357%, CME Term SOFR + 4.000%, 04/23/2031 (E)	1,630	1,640
Envision Healthcare Operating, Inc., Initial Term Loan
12.697%, CME Term SOFR + 8.250%, 12/30/2027 (E)	537	543
Enviva, Inc.
0.000%, 06/30/2027 (B)(C)(E)	2	—
Enviva, Inc., Term Loan B1 DDTL
10.579%, 12/13/2024	97	1
Epic Crude Services, LP, Term Loan, 1st Lien
7.656%, CME Term SOFR + 3.000%, 10/15/2031 (E)	138	139
eResearchTechnology, Inc., Tranche B-1 Term Loan, 1st Lien
8.357%, CME Term SOFR + 4.000%, 02/04/2027 (E)	1,365	1,372

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
First Advantage Holdings, LLC, Term B-2 Loan, 1st Lien
7.607%, CME Term SOFR + 3.250%, 10/31/2031 (E)	$209	$211
First Student Bidco Inc., Initial Term B Loan
0.000%, 07/21/2028 (C)(E)	238	238
First Student Bidco Inc., Initial Term C Loan
0.000%, 07/21/2028 (C)(E)	73	73
First Student Bidco Inc., Term B-2 Loan
0.000%, 07/21/2028 (C)(E)	250	250
Fitness International, LLC, Term B Loan
9.923%, CME Term SOFR + 5.250%, 02/05/2029 (E)	677	680
Flexsys Holdings, Inc., Initial Term Loan, 1st Lien
9.840%, CME Term SOFR + 5.250%, 11/01/2028 (E)	909	693
Freeport LNG Investments, LLLP, 1st Lien
7.879%, 11/16/2026	1,048	1,046
GatesAir, Term Loan
15.929%, 08/01/2027 (B)(G)	1,156	1,156
Genesys Cloud Services Holdings I, LLC, Initial 2024 Incremental No. 3 Dollar Term Loan, 1st Lien
7.357%, CME Term SOFR + 3.000%, 12/01/2027 (E)	1,105	1,114
Global Medical Response, Inc., 2024 Extended Term Loan, 1st Lien
9.856%, CME Term SOFR + 5.500%, 10/31/2028 (E)	3,810	3,817
Graham Packaging Company Inc., Initial Term Loan
6.857%, CME Term SOFR + 2.500%, 08/04/2027 (E)	296	296
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
6.735%, CME Term SOFR + 2.000%, 11/15/2027 (E)	640	637
Harrah's Oklahoma, 1st Lien
0.001%, 10/10/2030 (H)	1,164	1,161
HIG Finance 2 Ltd., 2024-3 Dollar Refinancing Term Loan
7.357%, CME Term SOFR + 3.000%, 02/15/2031 (E)	1,204	1,211
Icon Parent I Inc., Initial Term Loan, 1st Lien
7.516%, CME Term SOFR + 3.000%, 11/13/2031 (E)	185	186
Icon Parent I Inc., Initial Term Loan, 2nd Lien
9.516%, CME Term SOFR + 5.000%, 11/12/2032 (E)	1,110	1,125

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
J & J Ventures Gaming, LLC, Initial Term Loan, 1st Lien
8.471%, CME Term SOFR + 4.000%, 04/26/2028 (E)	$885	$889
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, 06/21/2024 (B)(D)(E)	2,253	—
Johnstone Supply, Term B Loan, 1st Lien
0.000%, 06/09/2031 (C)(H)	747	749
Jump Financial, LLC, Term Loan, 1st Lien
9.090%, CME Term SOFR + 4.500%, 08/07/2028 (E)	3,137	3,122
KNS Acquistion Corp., Initial Term Loan, 1st Lien
10.937%, CME Term SOFR + 6.250%, 04/21/2027 (E)(H)	1,614	991
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.457%, CME Term SOFR + 5.000%, 10/29/2028 (E)	976	941
Lannett Takeback Exit Term Loan, 1st Lien
2.000%, 06/16/2030 (B)	577	577
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien
11.267%, CME Term SOFR + 6.500%, 11/22/2027 (E)	1,732	1,677
LifeScan Global Corporation, Initial Term Loan, 1st Lien
11.121%, CME Term SOFR + 6.500%, 12/31/2026 (E)(H)	8,516	2,885
Lightstone Holdco LLC, Extended Term B Loan, 1st Lien
10.335%, CME Term SOFR + 5.750%, 01/29/2027 (E)	2,372	2,396
Lightstone Holdco LLC, Extended Term C Loan, 1st Lien
10.335%, CME Term SOFR + 5.750%, 01/29/2027 (E)	134	135
LSF12 Crown US Commercial Bidco, LLC, Term Loan
8.803%, CME Term SOFR + 4.250%, 12/02/2031 (E)	296	295
Lumen Technologies Inc., Term B-2 Loan
6.822%, CME Term SOFR + 2.350%, 04/15/2030 (E)(H)	545	506
Madison IAQ, LLC, Initial Term Loan, 1st Lien
7.889%, CME Term SOFR + 2.750%, 06/21/2028 (E)	302	303
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
11.595%, CME Term SOFR + 6.750%, 07/27/2028 (E)(H)	1,425	1,311

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
6.345%, CME Term SOFR + 1.500%, 07/27/2028 (E)	$2,024	$1,191
Magenta Security Holdings LLC, Third Out Term Loan, 1st Lien
6.345%, CME Term SOFR + 1.500%, 07/27/2028 (E)(H)	423	142
Mavenir Systems, Inc., 1st Lien
14.423%, 01/31/2025	379	379
14.260%, 01/31/2025 (H)	284	284
Mavenir Systems, Inc., Amendment No. 1 Initial Term Loan, 1st Lien
14.396%, CME Term SOFR + 10.000%, 01/31/2025 (B)(E)	140	140
Mavenir Systems, Inc., Delayed Draw Term Loan, 1st Lien
14.444%, CME Term SOFR + 10.000%, 01/31/2025 (B)(E)	99	99
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
14.254%, CME Term SOFR + 10.000%, 01/31/2025 (B)(E)	306	306
10.264%, CME Term SOFR + 5.750%, 08/18/2028 (B)(E)	522	363
9.526%, CME Term SOFR + 4.750%, 08/18/2028 (B)(E)	5,040	3,509
Medline Borrower, LP, Third Amendment Incremental Term Loan, 1st Lien
6.607%, CME Term SOFR + 2.250%, 10/23/2028 (E)	646	648
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
8.823%, CME Term SOFR + 4.250%, 05/03/2028 (E)	678	677
MH Sub I, LLC (Micro Holding Corp.), 2024 December New Term Loan
0.000%, 12/11/2031 (C)(E)(H)	481	476
MI Opco Holdings, Inc., 2023 Term Loan
11.707%, 03/31/2028 (H)	675	678
MI Windows and Doors, LLC, Term B-2 Loan, 1st Lien
7.357%, CME Term SOFR + 3.000%, 03/28/2031 (E)	135	136
MLN US HoldCo LLC, Term B Loan, 1st Lien
8.953%, CME Term SOFR + 4.500%, 11/30/2025 (E)	647	11
Mountaineer Merger Corp., Initial Term Loan, 1st Lien
11.851%, CME Term SOFR + 7.000%, 10/26/2028 (E)	1,924	1,542

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.026%, CME Term SOFR + 4.250%, 09/01/2028 (E)	$230	$195
Naked Juice LLC, Initial Term Loan, 1st Lien
7.429%, CME Term SOFR + 3.000%, 01/24/2029 (E)	3	2
Naked Juice/Tropicana, Term Loan, 1st Lien
7.429%, CME Term SOFR + 3.000%, 01/24/2029 (E)(H)	1,508	987
Neon Maple Purchaser Inc., Tranche B-1 Term Loan, 1st Lien
7.444%, CME Term SOFR + 3.000%, 11/17/2031 (E)	307	308
NEP Group, Inc., Extended 2021 Dollar Term Loan, 1st Lien
8.471%, CME Term SOFR + 4.000%, 08/19/2026 (E)	143	131
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
7.721%, CME Term SOFR + 3.250%, 08/19/2026 (E)	1,423	1,294
Neptune BidCo US Inc., Dollar Term B Loan, 1st Lien
9.758%, CME Term SOFR + 5.000%, 04/11/2029 (E)	1,166	1,044
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
10.707%, CME Term SOFR + 6.250%, 11/05/2029 (E)	1,167	1,163
Nutrisystem, Term Loan A, 1st Lien
9.481%, 04/19/2030 (H)	687	687
Obra TL, 1st Lien
12.209%, 06/21/2029 (B)	1,088	1,056
Osmosis Buyer Ltd., 2025 Refinancing Term B Loan
7.337%, CME Term SOFR + 3.000%, 07/31/2028 (E)(H)	944	944
Ovation Parent, Inc., Initial Term Loan, 1st Lien
7.829%, CME Term SOFR + 3.500%, 04/21/2031 (E)	485	488
Parexel International Inc., Fifth Amendment Term Loan, 1st Lien
7.357%, CME Term SOFR + 3.000%, 11/15/2028 (E)	215	216
Park River Holdings Inc., Initial Term Loan, 1st Lien
8.105%, CME Term SOFR + 3.250%, 12/28/2027 (E)	124	120
Perforce Software, Term Loan, 1st Lien
0.000%, 07/02/2029 (C)(H)	970	956

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien
7.840%, CME Term SOFR + 3.250%, 03/03/2028 (E)	$433	$420
PetSmart, LLC, Initial Term Loan, 1st Lien
8.207%, CME Term SOFR + 3.750%, 02/11/2028 (E)(H)	95	95
Pixelle Specialty, 1st Lien
12.085%, 05/19/2028 (H)	1,007	840
Polar US Borrower, LLC, Term B-1-A Loan
10.188%, CME Term SOFR + 5.500%, 10/16/2028 (E)(H)	1,442	1,034
Premier Brands Group, Term B-1 Loan
0.000%, 12/17/2029 (C)	754	754
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
8.470%, CME Term SOFR + 3.899%, 10/02/2028 (E)	1,088	861
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
8.985%, CME Term SOFR + 4.250%, 02/01/2029 (E)	1,325	660
Radiology Partners, Inc., Term B Loan, 1st Lien
9.775%, CME Term SOFR + 5.000%, 01/31/2029 (E)	925	912
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
7.607%, CME Term SOFR + 3.250%, 11/19/2031 (E)	1,109	1,111
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
8.823%, CME Term SOFR + 4.750%, 11/28/2028 (E)	174	175
Serta Simmons Bedding, LLC, Initial Term Loan, 1st Lien
11.943%, CME Term SOFR + 7.500%, 06/29/2028 (E)	48	40
Shutterfly Finance, LLC, Term B Loan, 2nd Lien
9.604%, CME Term SOFR + 1.000%, 10/01/2027 (E)	175	153
Sinclair Television Group, Inc., Term B-3 Loan
7.472%, CME Term SOFR + 3.000%, 04/01/2028 (E)	902	729
Specialty Building Products Holdings, LLC, Initial Term Loan, 1st Lien
8.207%, CME Term SOFR + 3.750%, 10/15/2028 (E)	275	273
Spirit Airlines, Inc., Term Loan (DIP)
11.302%, CME Term SOFR + 7.000%, 12/23/2025 (E)(H)	682	680

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Sprngs Window Fashion, 1st Lien
0.001%, 10/06/2028 (H)	$284	$285
SPX Flow, Inc., December 2024 Refinancing Term Loan
7.312%, CME Term SOFR + 3.000%, 04/05/2029 (E)	141	142
Star Parent, Inc., Term Loan, 1st Lien
8.329%, CME Term SOFR + 4.000%, 09/27/2030 (E)	114	112
Station Casinos LLC, Term B Facility, 1st Lien
6.375%, CME Term SOFR + 2.000%, 03/14/2031 (E)	1,022	1,022
Stubhub Holdco Sub, LLC, Extended USD Term B Loan, 1st Lien
9.107%, CME Term SOFR + 4.750%, 03/15/2030 (E)	574	574
SWF Holdings I Corp., Initial Term Loan, 1st Lien
8.687%, CME Term SOFR + 4.000%, 10/06/2028 (E)	681	553
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.835%, CME Term SOFR + 5.250%, 03/02/2027 (E)(H)	3,149	3,039
Terrier Media Buyer, Term B Loan, 1st Lien
8.204%, CME Term SOFR + 3.500%, 12/17/2026 (E)	324	290
Thunder Generation Funding, LLC, Term Loan, 1st Lien
7.329%, CME Term SOFR + 3.000%, 10/03/2031 (B)(E)	830	834
Topgolf, Term Loan, 1st Lien
7.357%, CME Term SOFR + 3.000%, 03/15/2030 (E)	109	109
TortoiseEcofin, Term Loan, 1st Lien
8.500%, 10/27/2028	187	169
Traverse Midstream Partners LLC, Advance, 1st Lien
7.585%, CME Term SOFR + 3.000%, 02/16/2028 (E)	968	971
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
7.840%, CME Term SOFR + 3.250%, 03/31/2028 (E)	200	201
Truist Insurance Holdings, LLC, Initial Term Loan, 2nd Lien
9.079%, CME Term SOFR + 4.750%, 05/06/2032 (E)	241	246
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
9.471%, CME Term SOFR + 5.000%, 06/20/2028 (E)	396	370

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
7.617%, CME Term SOFR + 3.000%, 02/10/2031 (E)	$105	$105
Varsity Brands, Inc., Initial Term Loan
8.271%, CME Term SOFR + 3.750%, 08/26/2031 (E)	1,911	1,912
Venator Materials PLC, Term Loan, 1st Lien
14.656%, 10/12/2028	208	207
Venator, Term Loan, 1st Lien
14.647%, 01/16/2026	127	127
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
8.782%, CME Term SOFR + 4.000%, 08/20/2025 (E)	1,703	1,591
Victra Holdings, LLC, Third Amendment Incremental Term Loan
9.607%, CME Term SOFR + 5.250%, 03/31/2029 (E)	1,544	1,561
WarHorse Gaming, LLC, Closing Date Term Loan, 1st Lien
13.707%, CME Term SOFR + 9.250%, 06/30/2028 (B)(E)	1,615	1,672
WaterBridge Midstream Operating LLC, Term Loan B
9.077%, CME Term SOFR + 4.750%, 06/27/2029 (E)(H)	1,575	1,566
WEC US Holdings Ltd., Initial Term Loan
6.803%, CME Term SOFR + 2.250%, 01/27/2031 (E)	898	898
White Cap Supply Holdings, LLC, Tranche C Term Loan
7.607%, CME Term SOFR + 3.250%, 10/19/2029 (E)	429	429
WideOpenWest Finance, LLC, Second Out Term Loan
7.551%, CME Term SOFR + 3.000%, 12/11/2028 (E)(H)	864	774
Xplornet/Xplore, Second Out Take Back, 1st Lien
0.001%, 10/24/2031	877	710
Xplornet/Xplore, Super Senior First Out, 1st Lien
9.858%, 10/24/2029	257	253
Zayo Group Holdings, Inc., 2022 Incremental Term Loan
8.607%, CME Term SOFR + 4.250%, 03/09/2027 (E)	1,657	1,552
Zelis Cost Management Buyer, Inc., Amendment No.5 Term Loan
7.839%, CME Term SOFR + 3.250%, 11/26/2031 (E)	990	992

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1st Lien
7.107%, CME Term SOFR + 2.750%, 09/28/2029 (E)	$371	$371

Total Loan Participations
(Cost $125,949) ($ Thousands)		116,171

ASSET-BACKED SECURITIES — 8.4%
Other Asset-Backed Securities — 8.4%

Ares LXXIV CLO, Ser 2024-74A, Cl SUB
0.000%, 10/15/2037 (A)(B)(C)(E)	2,276	1,938
Ares XXXIV CLO, Ser 2020-2A, Cl FR
13.509%, TSFR3M + 8.862%, 04/17/2033 (A)(E)	1,446	1,416
Atlas Senior Loan Fund XX, Ser 2024-20A, Cl D1R
8.467%, TSFR3M + 3.850%, 10/19/2037 (A)(E)	1,530	1,557
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(B)(C)(E)	3,390	672
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(B)(C)(E)	4,450	2,092
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(B)(C)(E)	5,857	1,991
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(B)(C)(E)	4,663	620
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (B)(C)(E)	3,427	1,554
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 01/20/2038 (A)(B)(C)(E)	5,641	2,411
Battalion CLO XVI, Ser 2024-16A, Cl CR2
6.440%, TSFR3M + 2.000%, 01/20/2038 (A)(E)	256	256
Battalion CLO XVI, Ser 2024-16A, Cl ER2
11.530%, TSFR3M + 7.090%, 01/20/2038 (A)(E)	233	233
Battalion CLO XX, Ser 2021-20A
0.000%, 07/15/2034 (B)(C)(E)	4,839	2,286
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(B)(C)(E)	2,531	114
Benefit Street Partners CLO V-B, Ser 2018-5BA
0.000%, 04/20/2031 (B)(C)	13,726	5,566
Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR
12.417%, TSFR3M + 7.800%, 07/20/2037 (A)(E)	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(B)(C)(E)	$7,502	$3,273
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (B)(C)(E)	6,715	26
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (B)(C)	6,720	1,186
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(B)(C)(E)	7,631	4,492
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 10/20/2037 (A)(B)(C)(E)	9,932	3,486
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(B)(C)(E)	3,486	2,326
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(B)(C)(E)	2,261	1,885
Benefit Street Partners CLO XXIII, Ser 2021-23A
0.000%, 04/25/2034 (B)(C)	3,157	2,177
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(B)(C)(E)	2,725	497
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(B)(C)(E)	3,139	361
Gallatin CLO XI, Ser 2024-1A, Cl D1
8.583%, TSFR3M + 4.000%, 10/20/2037 (A)(E)	1,116	1,120
Great Lakes CLO, Ser 2015-1A, Cl ER
12.269%, TSFR3M + 7.622%, 01/16/2030 (A)(E)	3,253	3,232
Great Lakes CLO, Ser 2015-1A, Cl FR
14.909%, TSFR3M + 10.262%, 01/16/2030 (A)(E)	1,198	1,124
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(B)(C)(E)	4,519	1,763
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/15/2036 (A)(B)(C)(E)	4,293	2,168
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2033 (A)(B)(C)(E)	651	436
LCM CLO, Ser 31A
0.000%, 01/20/2032 (B)(C)	1,115	475
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(B)(C)(E)	3,797	4
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037 (A)(B)(C)(E)	1,755	1,404
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(B)(C)(E)	3,640	1,238

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO XLI, Ser 2021-41
0.000%, 04/15/2034 (B)(C)	$1,924	$1,026
Neuberger Berman Loan Advisers CLO XXXIX, Ser 2020-39
0.000%, 01/20/2032 (B)(C)	3,294	1,962
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(B)(C)(E)	1,095	606
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(B)(E)	14	5
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(B)(C)(E)	7,983	1,418
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 07/20/2037 (A)(B)(C)(E)	2,086	895
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034 (A)(B)(C)(E)	1,224	837
OCP CLO, Ser 2021-21A
0.000%, 07/20/2034 (B)(C)	4,413	2,412
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (B)(C)(E)	9,085	5,206
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(B)(C)(E)	4,194	1,824
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 10/25/2035 (A)(B)(C)(E)	5,076	1,675
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(B)(C)(E)	3,528	1,835
TCW CLO, Ser 2020-1
0.000%, 04/20/2028 (B)(C)	5,352	2,730
TCW CLO, Ser 2024-1A, Cl ER3
12.000%, TSFR3M + 7.470%, 10/25/2035 (A)(E)	936	939
Venture CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(B)(C)(E)	11,892	1,338
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(B)(C)(E)	2,030	–
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(B)(C)(E)	1,609	–
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(B)(C)(E)	3,228	48
Voya CLO, Ser 2020-2A, Cl SUB
0.000%, 01/20/2038 (A)(B)(C)(E)	5,127	3,548
Voya CLO, Ser 2024-6A, Cl SUB
0.000%, 01/20/2038 (A)(B)(C)(E)	5,733	5,145
Wind River CLO, Ser 2021-3
0.000%, 07/20/2033 (B)(C)	6,577	2,861

Total Asset-Backed Securities
(Cost $36,724) ($ Thousands)		91,789

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 1.9%
21st Century Oncology Private Company *(B)	15,311	$249
Air Methods *(B)	2,219	237
Aquity Holdings *(B)	85,745	13
Arctic Canadian Diamond Company *(B)	1,054	122
Audacy (B)	8,260	165
AVAYA *(B)(G)	127,790	777
Beasley Broadcast Group (B)	2,945	24
Burgundy Diamond Mines *(G)	1,744,317	96
Carestream Health Holdings *(B)(G)	69,956	1,306
CHC Group *	399	—
Chesapeake Energy	2,427	242
Clear Channel Outdoor Holdings, Cl A *	39,771	54
Cornerstone Chemical *(B)	162,678	3,335
Endo *	12,293	291
Endo Guc Trust (B)	202,355	101
Envision Healthcare *	174,150	1,945
Enviva	158,231	2,641
Frontier Communications Parent *	4,909	170
Guitar Center *(B)(G)	13,905	1,700
Gulfport Energy *	3,749	691
Gymboree Holding *(B)(G)	40,312	—
iHeartMedia Inc *	8,286	16
Intelsat Jackson Holdings *(B)	26,351	810
Lannett *(B)(G)	93,813	205
Mallinckrodt *(B)	4,647	403
Medical Card Systems *(B)	284,758	89
Monitronics International *(B)	5,065	81
MYT Holding, Ser B *(B)	274,755	69
Neiman Marcus Group *(B)	6,554	885
Nine West FKA Premier Brands *(B)	92,548	147
Parker Drilling *(B)	79,089	1,345
Quad/Graphics	54	—
Rite Aid *(B)	2,996	—
SandRidge Energy	20	—
Serta Simmons Bedding *	11,559	69
SSB Equipment Company *(B)	11,559	—
Venator Materials *	453	272
VICI Properties, Cl A ‡	21,829	638
WeWork *(B)	84,062	1,238
Xplore	49,445	555

Total Common Stock
(Cost $25,266) ($ Thousands)		20,981

PREFERRED STOCK — 1.3%
Benefit Street Partners CLO IV, 0.000% (B)(I)	6,657,000	3,195
Benefit Street Partners CLO IX, 0.000% (B)(I)	13,517,000	4,008
Claire's Stores, 0.000% **(B)(C)(F)	952	592
FHLMC, 5.919% **(E)	16,903	288
FNMA, 0.000% **(C)(E)	34,800	536

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Foresight, 0.000% **(B)(C)(F)	32,601	$261
Guitar Center, 0.000% **(B)(C)(F)(G)	365	34
MYT Holding LLC, 10.000%	325,766	324
Osaic Financial Services, 6.500%	65,290	1,306
Syniverse, 0.000% **(B)(C)(F)(G)	3,438,050	3,380

Total Preferred Stock
(Cost $10,522) ($ Thousands)		13,924
	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.8%
Anywhere Real Estate Group
0.250%, 06/15/2026	$815	721
DISH Network
0.000%, 12/15/2025(I)	1,470	1,316
Expand Energy Corp (Escrow Security)
5.500%, 12/31/2049(D)	100	–
Finance of America Funding
10.000%, 11/30/2029(A)	1,645	2,073
JetBlue Airways
2.500%, 09/01/2029(A)	474	683
Liberty Interactive
4.000%, 11/15/2029	122	38
3.750%, 02/15/2030	2,377	689
MicroStrategy
0.625%, 09/15/2028(A)	311	551
MKS Instruments
1.250%, 06/01/2030(A)	542	525
Multiplan
6.000%, 10/15/2027(A)	589	383
North Sea Natural Resources
0.000%, 01/23/2028(B)(C)	570	57
0.000%, 01/23/2028(B)(C)	82	8
0.000%, 01/23/2028(B)(C)	40	4
Rite Aid
0.000%, 12/31/2049(B)(C)	299	12
Silver Airways
15.000%, 12/31/2027(B)	4,285	–
15.000% cash/0% PIK, 01/07/2028(B)	1,047	104
15.000% cash/0% PIK, 01/07/2028	81	81
15.000%, 01/07/2028(B)	705	–
Tacora Restructure
13.000%, 09/19/2031(B)	62	62
TripAdvisor
0.250%, 04/01/2026	270	252
Wayfair
0.625%, 10/01/2025	815	781

Total Convertible Bonds
(Cost $14,710) ($ Thousands)		8,340

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Note
4.250%, 11/15/2034	$1,545	$1,505

Total U.S. Treasury Obligation
(Cost $1,518) ($ Thousands)		1,505

	Number of Warrants
WARRANTS — 0.1%
Air Methods
Strike Price $– *‡‡(B)	19,546	1,030
Audacy
Strike Price $– *‡‡(B)	10,464	–
Guitar Center
Strike Price $100.00 *‡‡(B)(G)	3,680	171
Guitar Center
Strike Price $160.00 *‡‡(B)(G)	3,681	84
Intelsat Jackson Holdings
Strike Price $– *‡‡(B)(G)	4	–
Mavenir
Strike Price $– *‡‡	704,990	–
Neiman Marcus Group
Strike Price $– *‡‡(B)	3,938	–
Silver Airways LLC
Strike Price $– *‡‡(B)	2	–
Tacora Resources
Strike Price $– *‡‡(B)	17,105	17
Windstream
Strike Price $– *‡‡(B)	104	2

Total Warrants
(Cost $663) ($ Thousands)		1,304

	Face Amount (Thousands)
SOVEREIGN DEBT — 0.1%

Samarco Mineracao
9.000% cash/0% PIK, 06/30/2031	826	807

Total Sovereign Debt

(Cost $776) ($ Thousands)		807

	Number of Rights
RIGHTS — 0.0%
Xplore Inc. *‡‡	3,714	–
Total Rights
(Cost $—) ($ Thousands)		–

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	21,128,967	$21,129
Total Cash Equivalent
(Cost $21,129) ($ Thousands)		21,129
Total Investments in Securities — 100.2%
(Cost $1,105,201) ($ Thousands)		$1,097,721

Percentages are based on Net Assets of $1,095,037 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2024, the value of these securities amounted to $785,766 ($ Thousands), representing 71.8% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)	Security is in default on interest payment.
(E)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(F)	Perpetual security with no stated maturity date.
(G)

Security considered restricted, excluding 144A. The total market value of such securities as of December 31, 2024 was $11,128 ($ Thousands) and represented 1.0% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Zero coupon security.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

High Yield Bond Fund (Concluded)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Thousands)
Barclays PLC	03/13/25	AUD	301	USD	195	$8
Barclays PLC	03/13/25	CAD	799	USD	568	11
						$19

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$20,844	$143,960	$(143,675)	$—	$—	$21,129	$282	$—

A list of the restricted securities, excluding 144a, held by the Fund at December 31, 2024, is as follows:

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Cornerstone Chemical	$343	3/15/2023	$357	$343
Expand Energy	2,515	2/12/2021	–	–
Mountain Province Diamonds	1,989	12/16/2022	1,968	1,876
Loan Participations
GatesAir, Term Loan	1,156	8/9/2022	1,136	1,156
Common Stock
AVAYA	127,790	5/5/2023	1,895	777
Burgundy Diamond Mines	1,744,317	7/21/2023	290	96
Carestream Health Holdings	69,956	9/30/2022	1,343	1,306
Guitar Center	13,905	1/8/2021	1,762	1,700
Gymboree Holding	40,312	10/2/2017	672	–
Lannett	93,813	7/6/2023	53	205
Preferred Stock
Guitar Center	365	1/8/2021	34	34
Syniverse	3,438,050	5/13/2022	3,384	3,380
Warrant
Guitar Center	3,680	1/8/2021	197	171
Guitar Center	3,681	1/8/2021	132	84
Intelsat Jackson Holdings	4	3/3/2022	–	–
			$13,223	$11,128

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 63.8%
Consumer Discretionary — 2.6%
American Honda Finance
4.726%, 01/27/2025 (A)	$7,500	$7,474
Compass Group
4.498%, 03/20/2025 (A)	8,000	7,922
Marriott International
4.703%, 01/06/2025 (A)	7,800	7,794

		23,190

Consumer Staples — 1.3%
Cargill
4.436%, 01/17/2025 (A)	4,000	3,992
Keurig Dr Pepper
4.763%, 01/07/2025 (A)	7,800	7,793

		11,785

Energy — 1.0%
Equinor
4.514%, 01/16/2025 (A)	9,000	8,982

Financials — 49.2%
ABN AMRO Bank
4.964%, 04/21/2025 (A)	2,000	1,972
Albion Capital
4.655%, 02/20/2025 (A)	3,000	2,981
Alinghi Funding
5.472%, 02/07/2025 (A)	5,000	4,977
4.599%, 04/03/2025 (A)	9,000	8,896
ANZ New Zealand International
5.188%, 02/28/2025 (A)	3,000	2,979
Aquitaine Funding
4.827%, 01/15/2025 (A)	8,000	7,985
4.792%, 02/03/2025 (A)	3,000	2,987
4.736%, 01/10/2025 (A)	3,000	2,996
4.702%, 03/12/2025 (A)	9,000	8,920
Australia & New Zealand Banking Group
5.071%, 01/06/2025 (A)	2,000	1,998
4.900%, 08/21/2025 (A)	3,000	3,000
4.581%, 11/25/2025 (A)	3,000	2,882
Bank of America Securities
5.544%, 06/06/2025 (A)	2,000	1,961
Bank of Montreal
5.399%, 03/31/2025 (A)	2,000	1,978
4.647%, 01/21/2025 (A)	4,000	3,990
Bank of New York Mellon
4.990%, 05/09/2025 (A)	2,000	2,000
Bay Square Funding
4.705%, 01/28/2025 (A)	5,000	4,983
Bedford Row Funding
4.354%, 01/07/2025 (A)	5,000	4,996
BPCE
4.970%, 03/03/2025 (A)(B)	2,500	2,481
4.890%, 03/03/2025 (A)	2,500	2,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Brighthouse Financial
5.158%, 04/29/2025 (A)	$3,000	$2,955
5.057%, 01/07/2025 (A)	4,000	3,996
4.676%, 04/01/2025 (A)	7,300	7,213
Britannia Funding
5.125%, 02/12/2025 (A)	6,000	5,968
Cabot Trail Funding
4.331%, 01/02/2025 (A)	5,000	4,999
Canadian Imperial Bank of Commerce NY
4.613%, 01/31/2025 (A)	10,000	9,962
Cancara Asset Securitization
5.031%, 02/10/2025 (A)	1,500	1,492
CDP Financial
5.223%, 04/28/2025 (A)	3,000	2,956
4.354%, 01/06/2025 (A)	14,000	13,990
Charta
4.666%, 02/06/2025 (A)	4,500	4,479
Chesham Finance
4.371%, 01/02/2025 (A)	17,000	16,996
3.055%, 01/06/2025 (A)	10,000	9,993
3.055%, 01/06/2025 (A)	8,000	7,994
3.055%, 01/06/2025 (A)	5,000	4,996
Citigroup Global Markets
4.655%, 05/23/2025 (A)	5,000	4,912
Columbia Funding
5.452%, 01/16/2025 (A)	8,000	7,984
4.652%, 03/07/2025 (A)	8,000	7,934
4.608%, 03/26/2025 (A)	4,000	3,958
4.511%, 03/27/2025 (A)	1,500	1,484
Concord Minutemen Capital
4.676%, 04/14/2025 (A)	5,000	4,935
Constellation Funding
4.867%, 06/04/2025 (A)	3,000	2,940
DNB Bank
5.384%, 04/01/2025 (A)	2,500	2,473
5.173%, 01/22/2025 (A)	2,000	1,995
4.933%, 02/24/2025 (A)	4,000	3,974
4.627%, 04/17/2025 (A)	3,000	2,961
4.511%, 11/05/2025 (A)	3,000	2,890
Endeavour Funding
5.274%, 02/04/2025 (A)	6,000	5,974
Federation des Caisses Desjardins
4.599%, 01/06/2025 (A)	13,000	12,991
GTA Funding
4.331%, 01/02/2025 (A)	8,700	8,698
HQLA Funding
4.658%, 01/10/2025 (A)	4,000	3,995
HSBC Bank
4.880%, 07/16/2025 (A)	3,000	3,000
ING US Funding
5.293%, 02/18/2025 (A)	3,000	2,982
4.940%, 02/10/2025 (A)	1,550	1,550
4.559%, 06/20/2025 (A)	5,000	4,896

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Ionic Funding
4.697%, 03/05/2025 (A)	$8,000	$7,936
4.617%, 01/07/2025 (A)	7,000	6,994
Landesbank Baden-Wuerttemberg NY
4.341%, 01/02/2025 (A)	27,900	27,893
Liberty Street Funding
5.488%, 01/06/2025 (A)	2,500	2,498
Lime Funding
4.637%, 01/08/2025 (A)	3,500	3,497
Lion Bay Funding
4.355%, 01/02/2025 (A)	3,500	3,499
Lloyds Bank
4.545%, 10/29/2025 (A)	3,000	2,890
LMA-Americas
4.973%, 02/27/2025 (A)	1,500	1,489
LSEGA Financing
4.651%, 01/10/2025 (A)	5,000	4,994
Mackinac Funding
5.452%, 01/16/2025 (A)	3,000	2,994
5.088%, 01/07/2025 (A)	5,000	4,996
Macquarie Bank
5.486%, 01/21/2025 (A)	2,500	2,494
5.325%, 02/07/2025 (A)	2,200	2,190
5.309%, 01/13/2025 (A)	3,000	2,995
5.216%, 03/03/2025 (A)	1,500	1,488
4.970%, 08/15/2025 (A)	2,000	2,001
4.910%, 02/18/2025 (A)	1,500	1,500
4.880%, 06/20/2025 (A)	4,000	3,999
4.613%, 11/19/2025 (A)	3,000	2,882
National Bank of Canada
5.236%, 04/16/2025 (A)	3,000	2,960
5.196%, 01/22/2025 (A)	2,000	1,995
National Securities Clearing
5.218%, 02/03/2025 (A)	3,000	2,988
Natixis NY
4.661%, 03/03/2025 (A)	8,000	7,939
Nieuw Amsterdam Receivables
4.341%, 01/02/2025 (A)	20,000	19,995
Old Line Funding
5.261%, 02/14/2025 (A)	2,000	1,989
Oversea-Chinese Banking
4.840%, 01/21/2025 (A)	4,000	4,000
Paradelle Funding
5.479%, 06/06/2025 (A)	3,500	3,432
5.196%, 07/16/2025 (A)	2,500	2,440
Podium Funding Trust
5.448%, 02/03/2025 (A)	3,000	2,987
Ranger Funding
4.862%, 03/11/2025 (A)	2,000	1,982
Ridgefield Funding
4.978%, 02/10/2025 (A)	4,000	3,980
Royal Bank of Canada
5.187%, 04/09/2025 (A)	2,200	2,174

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
4.890%, 02/18/2025 (A)	$2,000	$2,000
4.555%, 11/03/2025 (A)	2,000	1,927
4.550%, 11/07/2025 (A)	2,500	2,407
Svenska Handelsbanken
4.900%, 07/18/2025 (A)	3,000	3,000
Swedbank
4.910%, 07/03/2025 (A)	4,000	4,002
4.870%, 07/16/2025 (A)	2,000	2,001
Versailles Commercial Paper
4.696%, 04/03/2025 (A)	3,000	2,965
Washington Morgan Capital
5.143%, 02/14/2025 (A)	8,500	8,453
Westpac Securities
5.479%, 05/16/2025 (A)	2,000	1,966

		444,788

Government — 2.3%
Alberta Province Canada
4.379%, 02/03/2025 (A)	11,000	10,955
British Columbia Province Canada
4.612%, 07/03/2025 (A)	4,000	3,911
4.607%, 05/30/2025 (A)	1,500	1,473
4.604%, 05/12/2025 (A)	5,000	4,920

		21,259

Health Care — 0.5%
Novartis Finance
4.587%, 01/07/2025 (A)	4,750	4,746

Industrials — 6.0%
Daimler Truck Finance
4.718%, 01/16/2025 (A)	7,800	7,784
John Deere Credit
4.686%, 01/13/2025 (A)	6,000	5,991
Mitsubishi HC Finance America
4.728%, 01/31/2025 (A)	7,800	7,769
Penske Truck Leasing
4.628%, 01/23/2025 (A)	7,800	7,777
Ryder System
4.681%, 01/10/2025 (A)	7,800	7,790
STE TransCore Holdings
4.567%, 01/08/2025 (A)	9,500	9,491
Waste Management
4.722%, 01/21/2025 (A)	7,800	7,779

		54,381

Information Technology — 0.9%
Accenture Capital
4.631%, 01/13/2025 (A)	8,000	7,987

Total Commercial Paper
(Cost $577,037) ($ Thousands)		577,118

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 0.7%
Consumer Discretionary — 0.4%
Jets Stadium Development
5.500%, 04/01/2047 (B)(C)	$3,800	$3,800

Financials — 0.3%
ANZ New Zealand International
5.058%, SOFRRATE + 0.600%, 02/18/2025 (B)(C)	2,202	2,203

Total Corporate Obligations
(Cost $6,002) ($ Thousands)		6,003

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Note
4.445%, USBMMY3M + 0.169%, 04/30/2025 (C)	500	500
4.277%, 10/30/2025	3,000	2,900

Total U.S. Treasury Obligations
(Cost $3,397) ($ Thousands)		3,400

CERTIFICATES OF DEPOSIT — 19.6%
Bank of America
5.220%, 02/06/2025	1,839	1,840
4.590%, 05/05/2025	4,000	4,000
4.540%, 07/10/2025	2,000	2,000
Bank of Montreal IL
5.500%, 06/11/2025	2,000	2,008
4.750%, 11/13/2025	2,000	2,001
4.560%, 11/10/2025	2,000	2,000
Canadian Imperial Bank of Commerce NY
5.170%, 02/07/2025	2,500	2,501
4.750%, 12/22/2025	3,200	3,201
4.720%, 09/23/2025	1,600	1,601
4.500%, 10/09/2025	2,000	1,999
Commonwealth Bank of Australia
4.940%, 01/31/2025	2,000	2,000
Concord Minutemen Capital
4.940%, 03/04/2025	1,500	1,500
Cooperative Rabobank
5.170%, 06/24/2025	2,000	2,006
Credit Industriel et Commercial
5.500%, 05/12/2025	2,000	2,006
DZ Bank
4.500%, 06/11/2025	2,000	2,000
HSBC Bank USA
4.720%, 05/16/2025	5,000	5,003
ING US Funding
5.000%, 10/24/2025	4,000	4,002

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
Lloyds Bank
5.100%, 07/25/2025	$2,000	$2,000
4.990%, 02/14/2025	2,000	2,001
Mizuho Bank
4.690%, 05/01/2025	4,000	4,000
4.680%, 04/09/2025	3,000	3,000
4.640%, 05/13/2025	5,000	5,002
MUFG Bank
4.710%, 06/20/2025	3,000	2,999
4.700%, 02/20/2025	3,500	3,501
4.500%, 06/16/2025	4,000	4,000
4.350%, 01/06/2025	17,000	17,000
Raobank
5.270%, 02/05/2025	2,300	2,300
Royal Bank of Canada
4.500%, 10/07/2025	1,000	1,000
4.440%, 12/12/2025	4,000	3,999
State Street Bank & Trust
4.780%, 11/12/2025	3,000	3,001
Sumitomo Mitsui Banking
4.620%, 06/11/2025	4,000	4,000
4.610%, 02/05/2025	3,500	3,500
4.600%, 03/05/2025	3,500	3,500
4.600%, 05/12/2025	4,500	4,500
4.590%, 04/09/2025	4,000	4,000
4.590%, 04/16/2025	2,000	2,000
4.540%, 06/17/2025	4,000	4,001
Sumitomo Mitsui Trust Bank
5.210%, 02/05/2025	6,000	6,004
4.690%, 06/02/2025	4,000	4,000
4.590%, 04/21/2025	3,000	3,001
4.590%, 04/23/2025	3,000	3,000
Svenska Handelsbanken
4.730%, 02/05/2025	2,500	2,500
4.710%, 07/10/2025	4,000	4,001
Swedbank
5.340%, 04/09/2025	2,000	2,004
4.780%, 03/17/2025	5,000	5,001
Toronto-Dominion Bank
5.330%, 03/18/2025	2,500	2,499
5.100%, 08/25/2025	2,500	2,508
4.810%, 09/22/2025	2,000	2,001
4.500%, 10/07/2025	1,000	1,000
UBS
5.767%, 08/06/2025	2,000	2,002
Wells Fargo Bank
5.180%, 02/07/2025	3,000	3,002
Westpac Banking
5.400%, 06/06/2025	3,300	3,311
5.250%, 01/22/2025	2,000	2,001
4.670%, 01/31/2025	1,000	1,000
4.650%, 10/20/2025	4,500	4,500

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
4.620%, 07/10/2025	$3,000	$3,000
Total Certificates of Deposit
(Cost $177,240) ($ Thousands)		177,307

REPURCHASE AGREEMENTS(D) — 15.7%
Bank of America Securities
4.460%, dated 12/31/2024, to be repurchased on 1/2/2025, repurchase price $96,023,786 (collateralized by various GNMA, FNMA and U.S. Treasury obligations, ranging in par value $6,000 - $334,800,000, 0.250% - 8.000%, 6/30/2025 - 7/20/2064; with total market value $97,920,000)	96,000	96,000
Goldman Sachs & Co
4.460%, dated 12/31/2024, to be repurchased on 1/2/2025, repurchase price $20,004,956 (collateralized by various GNMA and U.S. Treasury obligations, ranging in par value $28,000 - $15,304,144, 0.000% - 7.500%, 4/15/2033 - 12/20/2063; with total market value $20,400,001)	20,000	20,000
TD Securities
4.480%, dated 12/31/2024, to be repurchased on 1/2/2025, repurchase price $26,206,520 (collateralized by U.S. Treasury obligations, ranging in par value $7,048,400 - $12,092,900, 2.250% - 2.875%, 11/30/2025 - 3/31/2029; with total market value $26,724,016)	26,200	26,200

Total Repurchase Agreements
(Cost $142,200) ($ Thousands)		142,200

Total Investments in Securities — 100.2%
(Cost $905,876) ($ Thousands)		$906,028

Percentages are based on Net Assets of $904,609 ($ Thousands).
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2024, the value of these securities amounted to $8,484 ($ Thousands), representing 0.9% of the Net Assets of the Fund.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 84.1%
Arizona — 0.7%
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
3.770%, 09/01/2035 (A)(B)	$1,500	$1,500

California — 1.1%
Los Angeles, RB
5.000%, 06/26/2025	2,500	2,525

Colorado — 4.7%
Colorado Springs, Utilities System Revenue, Ser C-REMK, RB
3.660%, 11/01/2028 (A)	5,985	5,985
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S, RB
3.600%, 05/15/2062 (A)	4,500	4,500

		10,485

Connecticut — 1.1%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser B-3, RB
3.580%, 11/15/2048 (A)	1,025	1,025
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser B-4, RB
3.100%, 11/15/2046	1,405	1,405

		2,430

Delaware — 0.8%
University of Delaware, RB
3.800%, 11/01/2035 (A)	1,800	1,800

District of Columbia — 0.0%
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB
3.670%, 10/01/2053 (A)(B)(C)	95	95

Florida — 6.3%
Lucie County, Florida Power & Light Project, Ser R, RB
3.800%, 09/01/2028 (A)	7,050	7,050
Miami-Dade County, School Board, RB
4.500%, 01/07/2025	3,000	3,000
Monroe County, School District, RB
4.000%, 05/29/2025	3,000	3,009
Pinellas County, Housing Finance Authority, Bayside Court, RB, FHLMC
3.600%, 10/01/2048 (A)(B)	1,215	1,215

		14,274

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indiana — 0.8%
Tender Option Bond Trust Receipts, Ser 2016-XL0019, RB
3.650%, 04/01/2030 (A)(C)	$1,770	$1,770

Iowa — 4.0%
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project, RB
3.910%, 12/01/2041 (A)(B)(C)	7,500	7,500
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
4.200%, 09/01/2036 (A)	1,600	1,600

		9,100

Louisiana — 1.2%
Louisiana State, Public Facilities Authority, Louisiana Children's Medical Center Project, RB
3.640%, 09/01/2057 (A)(B)	1,100	1,100
Saint James Parish, Nucor Steel Louisiana LLC Project, Ser 2010A-1, RB
3.920%, 11/01/2040 (A)	1,500	1,500

		2,600

Maryland — 0.5%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
3.730%, 02/01/2041 (A)	1,070	1,070

Massachusetts — 1.4%
Massachusetts State, Development Finance Agency, Boston Children's Hospital, RB
3.750%, 03/01/2048 (A)(B)	1,200	1,200
Sharon, GO
4.500%, 02/27/2025	2,000	2,004

		3,204

Michigan — 0.6%
Karegnondi, Water Authority, Pipeline, RB
5.000%, 11/01/2025	1,185	1,203
Walled Lake, Consolidated School District, GO, Q-SBLF
5.000%, 05/01/2025	110	111

		1,314

Mississippi — 1.7%
Mississippi State, Business Finance, Chevron U.S.A Project, Ser F, RB
3.650%, 12/01/2030 (A)	1,100	1,100

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mississippi State, Development Bank, Jackson County, Industrial Water System Project, RB
4.000%, 12/01/2039 (A)	$2,710	$2,710

		3,810

Missouri — 3.3%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
3.790%, 04/15/2034 (A)(B)	3,900	3,900
RBC Municipal Products Trust, Ser C-16, RB
3.670%, 09/01/2039 (A)(B)(C)	3,500	3,500

		7,400

New Hampshire — 0.7%
New Hampshire State, Housing Finance Authority, Ser D, RB, GNMA/FNMA/FHLMC
3.580%, 07/01/2056 (A)	1,550	1,552

New Jersey — 9.8%
Bordentown, GO
4.500%, 04/01/2025	2,000	2,005
Egg Harbor Township, GO
4.000%, 08/07/2025	2,850	2,860
Essex County, Improvement Authority, Family Court Building Project, RB
5.000%, 06/18/2025	2,215	2,233
Haledon, Ser A, GO
4.000%, 09/25/2025	900	903
Jersey City, Municipal Utilities Authority, Sewer Project, Ser B, RB
5.000%, 05/01/2025	1,050	1,055
Manasquan, GO
4.000%, 10/01/2025	800	804
Maplewood, GO
4.000%, 10/07/2025	1,300	1,307
Mount Holly, Ser A, GO
4.000%, 09/24/2025	1,000	1,004
Pemberton, GO
4.500%, 05/27/2025	1,000	1,005
Pompton Lakes, GO
4.500%, 06/06/2025	1,500	1,507
Wanaque, GO
4.000%, 12/18/2025	7,328	7,372

		22,055

New York — 17.7%
Babylon, Union Free School District, GO
4.000%, 06/24/2025	900	903
Lafayette, Central School District, GO
4.500%, 06/20/2025	3,000	3,017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, RB
3.850%, 11/01/2031	$2,500	$2,500
3.850%, 11/01/2032 (A)(B)	2,180	2,180
New York City, Sub-Ser A-3, GO
3.950%, 10/01/2040 (A)(B)	1,280	1,280
New York City, Sub-Ser D-4, GO
3.800%, 08/01/2040 (A)(B)	5,400	5,400
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
3.650%, 11/01/2041 (A)(B)	3,000	3,000
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-4, RB
4.050%, 08/01/2039 (A)	5,400	5,400
New York City, Water & Sewer System, RB
4.000%, 06/15/2048 (A)	3,650	3,650
3.850%, 06/15/2039 (A)	1,500	1,500
New York State, Housing Finance Agency, Ser A, RB
3.700%, 11/01/2050 (A)(B)	2,500	2,500
Ossining, GO
4.500%, 08/01/2025	1,000	1,006
Palmyra-Macedon, Central School District, GO
4.500%, 06/17/2025	1,000	1,005
Schodack, Central School District, GO
4.000%, 07/15/2025	3,850	3,863
Union-Endicott, Central School District, GO
4.500%, 06/27/2025	1,200	1,206
Webutuck, Central School District, GO
4.500%, 06/20/2025	1,300	1,306

		39,716

North Carolina — 1.6%
Charlotte-Mecklenburg, Hospital Authority, Atrium Health, RB
3.800%, 01/15/2042	3,100	3,100
North Carolina State, Housing Finance Agency, RB, GNMA/FNMA/FHLMC
3.375%, 07/01/2048 (A)	390	389

		3,489

Ohio — 1.0%
Hamilton, GO
4.000%, 12/17/2025	920	926
Ohio State, Infrastructure Improvement, Ser A, GO
5.000%, 03/01/2025	1,335	1,339

		2,265

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oklahoma — 0.2%
Oklahoma State, Industries Authority, Educational Facilities Lease, Oklahoma City Public Schools Project, RB
5.000%, 04/01/2025	$375	$376

Oregon — 0.3%
Oregon State, Facilities Authority, PeaceHealth, Ser B, RB
3.800%, 08/01/2034 (A)(B)	600	600

Pennsylvania — 3.4%
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC
3.950%, 11/15/2029 (A)	130	130
Pennsylvania State, Turnpike Commission, RB
3.650%, 12/01/2038 (A)(B)	1,100	1,100
3.650%, 12/01/2039 (A)(B)	6,500	6,500

		7,730

South Carolina — 3.4%
South Carolina State, Jobs-Economic Development Authority, Silver Station Apartment Homes Project, RB, FHLB
3.620%, 03/01/2063 (A)(B)	3,000	3,000
South Carolina State, Public Service Authority, Ser A, RB
3.860%, 01/01/2036 (A)(B)	4,100	4,100
Tender Option Bond Trust Receipts, Ser 2022-XG0398, RB, BAM
3.620%, 12/01/2055 (A)(C)	500	500

		7,600

South Dakota — 2.4%
South Dakota State, Housing Development Authority, RB
3.650%, 11/01/2046 (A)	2,710	2,710
South Dakota State, Housing Development Authority, Ser A, RB
3.650%, 11/01/2062 (A)	2,780	2,780

		5,490

Tennessee — 0.5%
Tennessee State, Housing Development Agency, Residential Finance Program, RB
3.500%, 01/01/2056	1,130	1,129

Texas — 6.4%
Allen, Independent School District, GO
5.000%, 02/15/2026	315	322
Comal, Independent School District, GO
5.000%, 02/15/2025	2,100	2,104

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris County, Cultural Education Facilities Finance Corporation, Memorial Hermann Health System, RB
3.100%, 07/01/2054	$2,100	$2,100
Houston, Combined Utility System Revenue, Ser C-, RB
3.630%, 05/15/2034 (A)(B)	2,600	2,600
Lubbock, Water & Wastewater System, RB
5.000%, 02/15/2025	175	175
Midland, Independent School District, GO, PSF-GTD
5.000%, 02/15/2025	1,065	1,068
Texas State, University System, Board of Regents, RB
5.000%, 03/15/2025	770	773
Texas State, Veterans Bonds, GO
3.820%, 12/01/2046 (A)	1,600	1,600
Texas State, Veterans Bonds, Ser B, GO
3.700%, 12/01/2042 (A)	2,000	2,000
Texas State, Veterans Bonds, Ser B-REMK, GO
3.700%, 12/01/2043 (A)	1,750	1,750

		14,492

Utah — 0.8%
Utah State, Water Finance Agency, Ser B-2-REMK, RB
3.750%, 10/01/2035 (A)	1,855	1,855

Virginia — 2.9%
Fairfax County, Industrial Development Authority, Inova Health System Project, RB
3.570%, 05/15/2042 (A)	1,955	1,955
Loudoun County, Economic Development Authority, Howard Hughes Medical Institute, RB
3.600%, 02/15/2038	4,500	4,500

		6,455

Washington — 0.7%
Washington State, Housing Finance Commission, Ser VR, RB
3.600%, 12/01/2046 (A)	1,585	1,585

West Virginia — 0.4%
West Virginia State, Hospital Finance Authority, West Virginia University, RB
3.650%, 06/01/2034 (A)(B)	980	980

Wisconsin — 3.2%
University of Wisconsin, Hospitals & Clinics, RB
3.800%, 04/01/2048 (A)	2,000	2,000

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
3.600%, 03/01/2041 (A)	$2,320	$2,320
Wisconsin State, Housing & Economic Development Authority, Ser C, RB, FNMA
3.600%, 03/01/2038 (A)	1,400	1,400
Wisconsin State, Ser 2024-2, GO
5.000%, 05/01/2025	1,545	1,555

		7,275

Wyoming — 0.5%
Wyoming State, Community Development Authority, Ser 4, RB
3.700%, 12/01/2048 (A)	1,110	1,110

Total Municipal Bonds
(Cost $189,126) ($ Thousands)		189,131

TAX-EXEMPT COMMERCIAL PAPER — 15.5%
Austin
3.100%, 03/06/2025	2,800	2,800
El Paso, Water & Sewer Revenue
3.250%, 03/06/2025	900	900
3.250%, 03/13/2025	900	900
Lincoln, Electrical System Revenue
3.120%, 02/13/2025	5,000	5,000
Massachusetts Bay, Transportation Authority
3.130%, 01/09/2025	1,300	1,300
3.080%, 01/10/2025	5,150	5,150
Nashville & Davidson County, Water & Sewer Revenue
3.400%, 01/15/2025	1,000	1,000
3.300%, 02/10/2025	5,000	5,000
University of Texas
3.280%, 02/05/2025	1,000	1,000
3.180%, 02/13/2025	1,200	1,200
3.150%, 01/14/2025	4,500	4,500
3.100%, 02/13/2025	3,000	3,000
0.000%, 01/14/2025 (D)	3,000	3,000

Total Tax-Exempt Commercial Paper
(Cost $34,750) ($ Thousands)		34,750

Total Investments in Securities — 99.6%
(Cost $223,876) ($ Thousands)		$223,881

Percentages are based on Net Assets of $224,812 ($ Thousands).

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2024, the value of these securities amounted to $13,365 ($ Thousands), representing 5.9% of the Net Assets of the Fund.

(D)	No interest rate available.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.3%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	$10,444	$11,201
3.625%, 04/15/2028	8,833	9,270
2.500%, 01/15/2029	8,313	8,458
2.375%, 01/15/2027	9,141	9,228
2.375%, 10/15/2028	23,711	24,078
2.125%, 04/15/2029	24,893	24,923
2.000%, 01/15/2026	9,452	9,453
1.750%, 01/15/2028	8,619	8,555
1.625%, 10/15/2027	23,277	23,137
1.625%, 10/15/2029	13,453	13,227
1.250%, 04/15/2028	22,964	22,374
0.875%, 01/15/2029	16,074	15,347
0.750%, 07/15/2028	18,252	17,530
0.625%, 01/15/2026	19,937	19,662
0.500%, 01/15/2028	21,060	20,132
0.375%, 01/15/2027	18,635	18,068
0.375%, 07/15/2027	20,609	19,888
0.250%, 07/15/2029	18,965	17,564

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 04/15/2026	$16,361	$15,969
0.125%, 07/15/2026	20,096	19,626
0.125%, 10/15/2026	22,717	22,085
0.125%, 04/15/2027	23,207	22,244

Total U.S. Treasury Obligations
(Cost $375,198) ($ Thousands)		372,019

	Shares
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	1,566,235	1,566
Total Cash Equivalent
(Cost $1,566) ($ Thousands)		1,566
Total Investments in Securities — 99.7%
(Cost $376,764) ($ Thousands)		$373,585

Percentages are based on Net Assets of $374,745 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$419	$10,240	$(9,093)	$—	$—	$1,566	$12	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 80.7%

Communication Services — 7.2%
Alphabet Inc, Cl A	71,802	$13,592
Alphabet Inc, Cl C	58,484	11,138
AT&T Inc	87,842	2,000
Charter Communications Inc, Cl A *	1,240	425
Comcast Corp, Cl A	47,281	1,775
Electronic Arts Inc	2,981	436
Fox Corp, Cl A	3,071	149
Fox Corp, Cl B	1,866	85
Interpublic Group of Cos Inc/The	5,127	144
Live Nation Entertainment Inc *	1,907	247
Match Group Inc *	3,706	121
Meta Platforms Inc, Cl A	26,789	15,685
Netflix Inc *	5,253	4,682
News Corp, Cl A	5,162	142
News Corp, Cl B	1,517	46
Omnicom Group Inc	2,397	206
Paramount Global, Cl B	6,771	71
Take-Two Interactive Software Inc, Cl A *	2,007	369
T-Mobile US Inc	5,969	1,318
Verizon Communications Inc	51,605	2,064
Walt Disney Co/The	22,272	2,480
Warner Bros Discovery Inc *	25,641	271

		57,446
Consumer Discretionary — 8.6%
Airbnb Inc, Cl A *	5,270	692
Amazon.com Inc, Cl A *	115,000	25,230
AutoZone Inc *	205	656
Best Buy Co Inc	2,630	226
Booking Holdings Inc	407	2,022
BorgWarner Inc	3,037	97
Caesars Entertainment Inc *	2,954	99
CarMax Inc *	2,145	175
Carnival Corp *	12,765	318
Chipotle Mexican Grill Inc, Cl A *	16,601	1,001
Darden Restaurants Inc	1,443	269
Deckers Outdoor Corp *	1,910	388
Domino's Pizza Inc	424	178
DR Horton Inc	3,718	520
eBay Inc	5,886	365
Expedia Group Inc *	1,528	285
Ford Motor Co	48,891	484
Garmin Ltd	1,939	400
General Motors Co	13,512	720
Genuine Parts Co	1,709	200
Hasbro Inc	1,909	107
Hilton Worldwide Holdings Inc	2,957	731
Home Depot Inc/The	12,237	4,760
Las Vegas Sands Corp	4,292	220
Lennar Corp, Cl A	3,068	418
LKQ Corp	3,616	133
Lowe's Cos Inc	6,971	1,720

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lululemon Athletica Inc *	1,431	$547
Marriott International Inc/MD, Cl A	2,809	784
McDonald's Corp	8,811	2,554
MGM Resorts International *	2,742	95
Mohawk Industries Inc *	720	86
NIKE Inc, Cl B	14,576	1,103
Norwegian Cruise Line Holdings Ltd *	6,214	160
NVR Inc *	39	319
O'Reilly Automotive Inc *	699	829
Pool Corp	516	176
PulteGroup Inc	2,565	279
Ralph Lauren Corp, Cl A	528	122
Ross Stores Inc	4,077	617
Royal Caribbean Cruises Ltd	3,040	701
Starbucks Corp	13,795	1,259
Tapestry Inc	3,153	206
Tesla Inc *	34,319	13,859
TJX Cos Inc/The	13,816	1,669
Tractor Supply Co	6,295	334
Ulta Beauty Inc *	579	252
Wynn Resorts Ltd	1,345	116
Yum! Brands Inc	3,484	467

		68,948
Consumer Staples — 4.8%
Altria Group Inc	20,700	1,082
Archer-Daniels-Midland Co	5,837	295
Brown-Forman Corp, Cl B	2,460	93
Bunge Global SA	1,900	148
Campbell Soup Co	2,834	119
Church & Dwight Co Inc	2,833	297
Clorox Co/The	1,635	266
Coca-Cola Co/The	114,377	7,121
Colgate-Palmolive Co	9,863	897
Conagra Brands Inc	6,463	179
Constellation Brands Inc, Cl A	1,983	438
Costco Wholesale Corp	5,445	4,989
Dollar General Corp	2,971	225
Dollar Tree Inc *	2,483	186
Estee Lauder Cos Inc/The, Cl A	2,869	215
General Mills Inc	6,878	439
Hershey Co/The	1,710	290
Hormel Foods Corp	4,023	126
J M Smucker Co/The	1,430	157
Kellanova	3,519	285
Kenvue Inc	22,616	483
Keurig Dr Pepper Inc	14,192	456
Kimberly-Clark Corp	4,210	552
Kraft Heinz Co/The	10,909	335
Kroger Co/The	8,216	502
Lamb Weston Holdings Inc	2,001	134
McCormick & Co Inc/MD	3,099	236
Molson Coors Beverage Co, Cl B	2,495	143
Mondelez International Inc, Cl A	16,162	965

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Monster Beverage Corp *	8,933	$470
PepsiCo Inc	16,876	2,566
Philip Morris International Inc	19,084	2,297
Procter & Gamble Co/The	29,048	4,870
Sysco Corp, Cl A	6,135	469
Target Corp, Cl A	5,548	750
Tyson Foods Inc, Cl A	3,513	202
Walgreens Boots Alliance Inc	10,224	95
Walmart Inc	53,340	4,819

		38,191
Energy — 2.4%
APA Corp	4,452	103
Baker Hughes Co, Cl A	12,160	499
Chevron Corp	20,538	2,975
ConocoPhillips	15,920	1,579
Coterra Energy Inc	8,328	213
Devon Energy Corp	7,686	251
Diamondback Energy Inc, Cl A	2,423	397
EOG Resources Inc	6,852	840
EQT Corp	7,436	343
Exxon Mobil Corp	54,009	5,810
Halliburton Co	10,915	297
Hess Corp	3,434	457
Kinder Morgan Inc	23,042	631
Marathon Petroleum Corp	3,949	551
Occidental Petroleum Corp	8,302	410
ONEOK Inc	7,001	703
Phillips 66	5,075	578
Schlumberger NV, Cl A	16,994	651
Targa Resources Corp	2,680	478
Texas Pacific Land Corp	245	271
Valero Energy Corp	4,046	496
Williams Cos Inc/The	14,658	793

		19,326
Financials — 10.4%
Aflac Inc	6,345	656
Allstate Corp/The	3,324	641
American Express Co	6,881	2,042
American International Group Inc	7,636	556
Ameriprise Financial Inc	1,171	624
Aon PLC, Cl A	2,624	942
Apollo Global Management Inc	5,493	907
Arch Capital Group Ltd *	4,740	438
Arthur J Gallagher & Co	3,069	871
Assurant Inc	630	134
Bank of America Corp	82,031	3,605
Bank of New York Mellon Corp/The	8,834	679
Berkshire Hathaway Inc, Cl B *	22,494	10,196
BlackRock Funding Inc *	1,789	1,834
Blackstone Inc, Cl A	8,797	1,517
Brown & Brown Inc	2,920	298
Capital One Financial Corp	4,595	819

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cboe Global Markets Inc	1,190	$233
Charles Schwab Corp/The	18,222	1,349
Chubb Ltd	4,567	1,262
Cincinnati Financial Corp	1,798	258
Citigroup Inc	23,306	1,641
Citizens Financial Group Inc	5,472	240
CME Group Inc, Cl A	4,350	1,010
Corpay Inc *	801	271
Discover Financial Services	3,192	553
Erie Indemnity Co, Cl A	300	124
Everest Group Ltd	573	208
FactSet Research Systems Inc	429	206
Fidelity National Information Services Inc, Cl B	6,467	522
Fifth Third Bancorp	8,529	361
Fiserv Inc, Cl A *	7,017	1,441
Franklin Resources Inc	4,243	86
Global Payments Inc	3,199	359
Globe Life Inc	1,200	134
Goldman Sachs Group Inc/The	3,874	2,218
Hartford Financial Services Group Inc/The	3,703	405
Huntington Bancshares Inc/OH	16,770	273
Intercontinental Exchange Inc	6,959	1,037
Invesco Ltd	6,078	106
Jack Henry & Associates Inc	950	167
JPMorgan Chase & Co	34,596	8,293
KeyCorp	12,181	209
KKR & Co Inc	8,202	1,213
Loews Corp	2,016	171
M&T Bank Corp	2,113	397
MarketAxess Holdings Inc	463	105
Marsh & McLennan Cos Inc	5,981	1,270
Mastercard Inc, Cl A	10,073	5,304
MetLife Inc	6,991	572
Moody's Corp	1,891	895
Morgan Stanley	15,252	1,918
MSCI Inc, Cl A	963	578
Nasdaq Inc, Cl A	4,855	375
Northern Trust Corp	2,520	258
PayPal Holdings Inc *	12,396	1,058
PNC Financial Services Group Inc/The	4,804	926
Principal Financial Group Inc, Cl A	2,380	184
Progressive Corp/The	7,159	1,715
Prudential Financial Inc	4,455	528
Raymond James Financial Inc	2,141	333
Regions Financial Corp	10,506	247
S&P Global Inc	3,922	1,953
Synchrony Financial	4,876	317
T Rowe Price Group Inc	2,580	292
Travelers Cos Inc/The	2,790	672
Truist Financial Corp	16,056	697
US Bancorp	18,857	902
Visa Inc, Cl A	21,236	6,711

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
W R Berkley Corp	3,381	$198
Wells Fargo & Co	40,914	2,874
Willis Towers Watson PLC	1,189	372

		82,760
Health Care — 7.8%
Abbott Laboratories	21,356	2,416
AbbVie Inc	21,761	3,867
Agilent Technologies Inc	3,620	486
Align Technology Inc *	845	176
Amgen Inc, Cl A	6,572	1,713
Baxter International Inc	6,949	203
Becton Dickinson & Co	3,552	806
Biogen Inc *	1,791	274
Bio-Techne Corp	2,192	158
Boston Scientific Corp *	17,984	1,606
Bristol-Myers Squibb Co	24,694	1,397
Cardinal Health Inc	3,023	357
Cencora Inc, Cl A	2,233	502
Centene Corp *	6,503	394
Charles River Laboratories International Inc *	665	123
Cigna Group/The	3,377	932
Cooper Cos Inc/The	2,664	245
CVS Health Corp	15,070	676
Danaher Corp, Cl A	7,864	1,805
DaVita Inc *	554	83
Dexcom Inc *	4,648	361
Edwards Lifesciences Corp, Cl A *	7,248	537
Elevance Health Inc	2,809	1,036
Eli Lilly & Co	9,681	7,474
GE HealthCare Technologies Inc	5,743	449
Gilead Sciences Inc	15,166	1,401
HCA Healthcare Inc	2,225	668
Henry Schein Inc *	1,532	106
Hologic Inc *	3,129	226
Humana Inc	1,500	381
IDEXX Laboratories Inc *	969	401
Incyte Corp *	1,971	136
Insulet Corp *	900	235
Intuitive Surgical Inc *	4,353	2,272
IQVIA Holdings Inc *	2,187	430
Johnson & Johnson	29,682	4,293
Labcorp Holdings Inc	950	218
McKesson Corp	1,562	890
Medtronic PLC	15,601	1,246
Merck & Co Inc	31,187	3,102
Mettler-Toledo International Inc *	258	316
Moderna Inc *	4,581	190
Molina Healthcare Inc *	760	221
Pfizer Inc	69,281	1,838
Quest Diagnostics Inc	1,496	226
Regeneron Pharmaceuticals Inc *	1,282	913
ResMed Inc	1,718	393

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Revvity Inc	1,496	$167
Solventum Corp *	1,879	124
STERIS PLC	1,221	251
Stryker Corp	4,185	1,507
Teleflex Inc	600	107
Thermo Fisher Scientific Inc	4,689	2,439
UnitedHealth Group Inc	11,309	5,721
Universal Health Services Inc, Cl B	792	142
Vertex Pharmaceuticals Inc *	3,146	1,267
Viatris Inc, Cl W	16,083	200
Waters Corp *	764	283
West Pharmaceutical Services Inc	941	308
Zimmer Biomet Holdings Inc	2,495	264
Zoetis Inc, Cl A	5,477	892

		61,850
Industrials — 6.3%
3M Co	6,618	854
A O Smith Corp	1,710	117
Allegion PLC	1,068	140
AMETEK Inc	2,904	524
Automatic Data Processing Inc	4,973	1,456
Axon Enterprise Inc *	854	508
Boeing Co/The *	9,187	1,626
Broadridge Financial Solutions Inc	1,400	317
Builders FirstSource Inc *	1,500	214
Carrier Global Corp	10,064	687
Caterpillar Inc, Cl A	5,947	2,157
CH Robinson Worldwide Inc	1,598	165
Cintas Corp	4,129	754
Copart Inc *	11,043	634
CSX Corp	23,292	752
Cummins Inc	1,724	601
Dayforce Inc *	2,106	153
Deere & Co	3,121	1,322
Delta Air Lines Inc, Cl A	8,196	496
Dover Corp	1,596	299
Eaton Corp PLC	4,867	1,615
Emerson Electric Co	6,909	856
Equifax Inc	1,538	392
Expeditors International of Washington Inc	1,892	210
Fastenal Co, Cl A	7,040	506
FedEx Corp	2,706	761
Fortive Corp	4,329	325
GE Vernova Inc *	3,331	1,096
Generac Holdings Inc *	783	121
General Dynamics Corp	3,102	817
General Electric Co	13,294	2,217
Honeywell International Inc	7,965	1,799
Howmet Aerospace Inc	5,139	562
Hubbell Inc, Cl B	638	267
Huntington Ingalls Industries Inc, Cl A	573	108
IDEX Corp	847	177
Illinois Tool Works Inc	3,258	826

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ingersoll Rand Inc	5,122	$463
Jacobs Solutions Inc	1,402	187
JB Hunt Transport Services Inc	1,087	186
Johnson Controls International PLC	8,209	648
L3Harris Technologies Inc	2,331	490
Leidos Holdings Inc	1,640	236
Lennox International Inc	394	240
Lockheed Martin Corp	2,580	1,254
Masco Corp	2,651	192
Nordson Corp	763	160
Norfolk Southern Corp	2,703	634
Northrop Grumman Corp	1,652	775
Old Dominion Freight Line Inc, Cl A	2,373	419
Otis Worldwide Corp	5,041	467
PACCAR Inc	6,280	653
Parker-Hannifin Corp, Cl A	1,557	990
Paychex Inc	4,035	566
Paycom Software Inc	687	141
Pentair PLC	2,030	204
Quanta Services Inc	1,814	573
Republic Services Inc	2,501	503
Rockwell Automation Inc	1,431	409
Rollins Inc	3,820	177
RTX Corp	16,280	1,884
Snap-on Inc	645	219
Southwest Airlines Co, Cl A	7,370	248
Stanley Black & Decker Inc	2,099	169
Textron Inc	2,282	175
Trane Technologies PLC	2,735	1,010
TransDigm Group Inc	675	856
Uber Technologies Inc *	25,644	1,547
Union Pacific Corp	7,447	1,698
United Airlines Holdings Inc *	4,161	404
United Parcel Service Inc, Cl B	8,888	1,121
United Rentals Inc	794	559
Veralto Corp	3,089	315
Verisk Analytics Inc, Cl A	1,782	491
Waste Management Inc	4,403	889
Westinghouse Air Brake Technologies Corp	2,182	414
WW Grainger Inc	530	559
Xylem Inc/NY	2,803	325

		49,881
Information Technology — 28.3%
Adobe Inc *	5,446	2,422
Advanced Micro Devices Inc *	19,879	2,401
Akamai Technologies Inc *	2,063	197
Amphenol Corp, Cl A	14,591	1,013
Analog Devices Inc	6,038	1,283
ANSYS Inc *	1,075	363
Apple Inc ^	234,551	58,736
Applied Materials Inc	10,119	1,646
Arista Networks Inc *	12,542	1,386
Autodesk Inc, Cl A *	2,590	766

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Broadcom Inc	57,394	$13,306
Cadence Design Systems Inc *	3,314	996
CDW Corp/DE	1,638	285
Cisco Systems Inc	48,982	2,900
Cognizant Technology Solutions Corp, Cl A	6,139	472
Corning Inc, Cl B	9,743	463
Crowdstrike Holdings Inc, Cl A *	2,794	956
Dell Technologies Inc, Cl C	3,648	420
Enphase Energy Inc *	1,888	130
EPAM Systems Inc *	676	158
F5 Inc, Cl A *	749	188
Fair Isaac Corp *	299	595
First Solar Inc *	1,310	231
Fortinet Inc *	7,617	720
Gartner Inc *	974	472
Gen Digital Inc	6,664	182
GoDaddy Inc, Cl A *	1,627	321
Hewlett Packard Enterprise Co	16,061	343
HP Inc	12,065	394
Intel Corp	51,700	1,037
International Business Machines Corp	11,315	2,487
Intuit Inc	3,429	2,155
Jabil Inc	1,400	201
Juniper Networks Inc	4,454	167
Keysight Technologies Inc *	2,192	352
KLA Corp	1,628	1,026
Lam Research Corp	15,834	1,144
Microchip Technology Inc	6,684	383
Micron Technology Inc	13,494	1,136
Microsoft Corp ^	122,283	51,542
Monolithic Power Systems Inc	615	364
Motorola Solutions Inc	2,015	931
NetApp Inc	2,379	276
NVIDIA Corp	301,437	40,480
ON Semiconductor Corp *	5,309	335
Oracle Corp, Cl B	19,679	3,279
Palantir Technologies Inc, Cl A *	25,189	1,905
Palo Alto Networks Inc *	7,906	1,439
PTC Inc *	1,383	254
QUALCOMM Inc	13,656	2,098
Roper Technologies Inc	1,283	667
Salesforce Inc	11,748	3,928
Seagate Technology Holdings PLC	2,605	225
ServiceNow Inc *	8,066	8,551
Skyworks Solutions Inc	1,756	156
Super Micro Computer Inc *	6,136	187
Synopsys Inc *	1,851	898
Teledyne Technologies Inc *	590	274
Teradyne Inc	2,088	263
Texas Instruments Inc	11,192	2,099
Trimble Inc *	3,278	232
Tyler Technologies Inc *	534	308
VeriSign Inc *	936	194

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Western Digital Corp *	4,248	$253
Workday Inc, Cl A *	2,617	675
Zebra Technologies Corp, Cl A *	677	261

		225,907
Materials — 1.5%
Air Products and Chemicals Inc	2,732	792
Albemarle Corp	1,590	137
Amcor PLC	19,572	184
Avery Dennison Corp	987	185
Ball Corp	3,667	202
Celanese Corp, Cl A	1,426	99
CF Industries Holdings Inc	2,138	182
Corteva Inc	8,675	494
Dow Inc	8,695	349
DuPont de Nemours Inc	5,199	396
Eastman Chemical Co	1,610	147
Ecolab Inc	3,039	712
FMC Corp	1,662	81
Freeport-McMoRan Inc, Cl B	17,217	656
International Flavors & Fragrances Inc	2,928	247
International Paper Co	4,269	230
Linde PLC	5,851	2,450
LyondellBasell Industries NV, Cl A	2,946	219
Martin Marietta Materials Inc, Cl A	717	370
Mosaic Co/The	4,356	107
Newmont Corp	13,990	521
Nucor Corp	3,033	354
Packaging Corp of America	1,090	245
PPG Industries Inc	2,890	345
Sherwin-Williams Co/The, Cl A	2,803	953
Smurfit WestRock PLC	6,177	333
Steel Dynamics Inc	1,750	200
Vulcan Materials Co	1,636	421

		11,611
Real Estate — 1.6%
Alexandria Real Estate Equities Inc ‡	2,095	204
American Tower Corp, Cl A ‡	5,665	1,039
AvalonBay Communities Inc ‡	1,791	394
BXP Inc ‡	1,911	142
Camden Property Trust ‡	1,400	162
CBRE Group Inc, Cl A *	3,554	467
CoStar Group Inc *	4,758	341
Crown Castle Inc ‡	5,504	500
Digital Realty Trust Inc, Cl A ‡	3,684	653
Equinix Inc ‡	1,186	1,118
Equity Residential ‡	4,263	306
Essex Property Trust Inc ‡	754	215
Extra Space Storage Inc ‡	2,469	369
Federal Realty Investment Trust ‡	1,052	118
Healthpeak Properties Inc ‡	7,743	157
Host Hotels & Resorts Inc ‡	9,523	167
Invitation Homes Inc ‡	7,001	224

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Iron Mountain Inc ‡	3,655	$384
Kimco Realty Corp ‡	9,074	213
Mid-America Apartment Communities Inc ‡	1,418	219
Prologis Inc ‡	11,256	1,190
Public Storage ‡	1,878	562
Realty Income Corp ‡	11,058	591
Regency Centers Corp ‡	2,007	148
SBA Communications Corp, Cl A ‡	1,320	269
Simon Property Group Inc ‡	3,666	631
UDR Inc ‡	3,269	142
Ventas Inc ‡	4,764	281
VICI Properties Inc, Cl A ‡	13,023	380
Welltower Inc ‡	7,269	916
Weyerhaeuser Co ‡	8,309	234

		12,736
Utilities — 1.8%
AES Corp/The	9,455	122
Alliant Energy Corp	3,153	186
Ameren Corp	3,155	281
American Electric Power Co Inc	6,326	583
American Water Works Co Inc	2,250	280
Atmos Energy Corp	1,775	247
CenterPoint Energy Inc	8,009	254
CMS Energy Corp	3,698	247
Consolidated Edison Inc	4,365	390
Constellation Energy Corp	3,772	844
Dominion Energy Inc	10,609	571
DTE Energy Co	2,391	289
Duke Energy Corp	9,342	1,007
Edison International	4,801	383
Entergy Corp	5,390	409
Evergy Inc	3,143	193
Eversource Energy	4,801	276
Exelon Corp	12,681	477
FirstEnergy Corp	6,260	249
NextEra Energy Inc	25,135	1,802
NiSource Inc	6,044	222
NRG Energy Inc	2,375	214
PG&E Corp	27,195	549
Pinnacle West Capital Corp	1,617	137
PPL Corp	8,490	276
Public Service Enterprise Group Inc	6,337	535
Sempra	7,979	700
Southern Co/The	13,257	1,091
Vistra Corp	4,096	565
WEC Energy Group Inc	3,922	369
Xcel Energy Inc	7,069	477

		14,225
Total Common Stock
(Cost $240,495) ($ Thousands)		642,881

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK†† — 0.5%

China — 0.2%
Information Technology — 0.2%
NXP Semiconductors NV	3,047	$633
TE Connectivity PLC	3,676	526

		1,159

Ireland — 0.3%
Information Technology — 0.3%
Accenture PLC, Cl A	7,698	2,708

United Kingdom — 0.0%
Consumer Discretionary — 0.0%
Aptiv PLC	2,888	175

Total Foreign Common Stock
(Cost $1,793) ($ Thousands)		4,042

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	7,675,758	$7,676
Total Cash Equivalent
(Cost $7,676) ($ Thousands)		7,676

PURCHASED OPTIONS — 0.7%
Total Purchased Options
(Cost $3,825) ($ Thousands)		5,823

PURCHASED SWAPTIONS — 0.5%
Total Purchased Swaptions
(Cost $4,189) ($ Thousands)		4,478

Total Investments in Securities — 83.4%
(Cost $257,978) ($ Thousands)		$664,900

WRITTEN OPTIONS — (0.3)%
Total Written Options
(Premiums Received $3,063) ($ Thousands)		$(2,464)

WRITTEN SWAPTIONS — (0.4)%
Total Written Swaptions
(Premiums Received $2,643) ($ Thousands)		$(3,025)

A list of open exchange traded options contracts for the Fund at December 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.7%
Call Options		$–
EUR PUT / USD CALL	100,000,000	$105,000	$1.05	5/17/2025	$2,380
USD CALL / CNH PUT	160,000,000	1,160,000	7.25	8/16/2025	3,443

Total Purchased Options		$1,265,000			$5,823
WRITTEN OPTIONS — (0.3)%
Put Options
CNH CALL / USD PUT	(160,000,000)	$(1,096,000)	6.85	08/16/2025	$(589)

Call Options
EUR PUT / USD CALL	(100,000,000)	(102,000)	1.02	05/17/2025	(1,178)
USD CALL / CNH PUT	(160,000,000)	(1,236,960)	7.73	08/16/2025	(697)

		(1,338,960)			(1,875)

Total Written Options		$(2,434,960)			$(2,464)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Dynamic Asset Allocation Fund (Continued)

A list of open over the counter swaptions contracts for the Fund at December 31, 2024, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.5%
Call Swaptions
Swaption Payer	Bank of America Merrill Lynch	$800,000,000	$0.12	05/17/2025	$529

Put Swaptions
Swaption Payer	Bank of America Merrill Lynch	$750,000,000	3.86	07/18/2026	$2,782
Swaption Payer	Bank of America Merrill Lynch	315,000,000	3.86	07/18/2026	1,167
		1,065,000,000			3,949
Total Purchased Swaptions		$1,865,000,000			$4,478
WRITTEN SWAPTIONS — (0.4)%
Call Swaptions
Swaption Payer	Bank of America Merrill Lynch	$(800,000,000)	0.87	05/17/2025	$(12)
Put Swaptions
Swaption Payer	Bank of America Merrill Lynch	$(1,500,000,000)	4.36	07/18/2026	$(2,137)
Swaption Payer	Bank of America Merrill Lynch	(630,000,000)	4.36	07/18/2026	(876)
		(2,130,000,000)			(3,013)
Total Written Swaptions		$(2,930,000,000)			$(3,025)

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI^	607	Mar-2025	$186,744	$180,150	$(6,594)
			$186,744	$180,150	$(6,594)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2024 is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.659%^	CPI	Annually	2/27/2033	USD	103,200	$4,280	$–	$4,280
FIXED 0.280960%	FLOATING (MUTKCALM Index)	Annually	05/15/2026	JPY	102,200,000	2,358	–	2,358
0.29283%	TONAR	Annually	05/15/2026	JPY	81,000,000	1,808	–	1,808
SOFR	3.41%	Annually	12/11/2028	USD	399,757	(4,238)	–	(4,238)
3.432%	SOFR	Annually	12/11/2056	USD	42,027	2,962	–	2,962
3.707%	SOFR	Annually	03/05/2034	USD	160,000	2,293	–	2,293
FIXED 3.726%	SOFR	Annually	06/18/2034	USD	76,000	1,045	–	1,045
FIXED 3.745%	SOFR	Annually	06/11/2034	USD	80,000	1,042	–	1,042
4.161% FIXED	SOFR	Annually	11/02/2056	USD	84,588	(3,929)	–	(3,929)
4.35% FIXED	SOFR	Annually	11/02/2031	USD	330,000	4,357	–	4,357
2.385%^	CPI	Annually	07/31/2029	USD	125,000	1,405	–	1,405
2.39%^	CPI	Annually	07/31/2029	USD	125,000	1,379	–	1,379
2.4%^	CPI	Annually	08/01/2029	USD	92,000	979	–	979
4.2725%	SOFR	Annually	07/22/2025	USD	461,000	130	–	130
FIXED 4.36%	SOFR	Annually	07/26/2025	USD	207,450	(45)	–	(45)
						$15,826	$–	$15,826

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Dynamic Asset Allocation Fund (Concluded)

A list of open OTC swap agreements held by the Fund at December 31, 2024 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs^	APPLE INC	ASSET RETURN	SOFR + 90BPS	Quarterly	02/27/2025	USD	11,218	$(940)	$–	$(940)
Goldman Sachs^	BCOMTR	T BILL RATE + 7.5BPS	INDEX RETURN	Annually	01/14/2025	USD	33,760	(350)	–	(350)
Goldman Sachs	COCA COLA	ASSET RETURN	SOFRRATE + 95BPS	Quarterly	03/04/2025	USD	4,235	102	–	102
Goldman Sachs^	MICROSOFT CORP	ASSET RETURN	SOFR + 90BPS	Quarterly	02/27/2025	USD	12,877	(66)	–	(66)
Goldman Sachs	SERVICENOW INC	ASSET RETURN	SOFRRATE + 95BPS	Quarterly	03/04/2025	USD	5,850	10	–	10
								$(1,244)	$–	$(1,244)

Percentages are based on Net Assets of $796,822 ($ Thousands).
^	Security, or a portion thereof, is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of December 31, 2024.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,882	$38,280	$(34,486)	$—	$—	$7,676	$97	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Strategy Alternative Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 28.2%
Communication Services — 2.0%
Altice Financing
5.750%, 08/15/2029 (A)	$225	$165
Altice France
5.500%, 10/15/2029 (A)	130	97
Beasley Mezzanine Holdings
9.200%, 08/01/2028 (A)	622	342
CCO Holdings
4.500%, 08/15/2030 (A)	260	233
4.250%, 02/01/2031 (A)	125	109
Charter Communications Operating
6.550%, 06/01/2034	205	210
3.950%, 06/30/2062	155	94
DISH DBS
7.750%, 07/01/2026	135	114
7.375%, 07/01/2028	30	22
5.750%, 12/01/2028 (A)	170	145
5.250%, 12/01/2026 (A)	150	136
5.125%, 06/01/2029	220	141
Gray Television
10.500%, 07/15/2029 (A)	145	145
5.375%, 11/15/2031 (A)	370	197
4.750%, 10/15/2030 (A)	460	251
Level 3 Financing
10.750%, 12/15/2030 (A)	190	212
4.500%, 04/01/2030 (A)	150	124
3.875%, 10/15/2030 (A)	60	48
3.750%, 07/15/2029 (A)	125	97
3.625%, 01/15/2029	5	4
Lumen Technologies
7.650%, 03/15/2042	105	85
7.600%, 09/15/2039	45	37
4.125%, 04/15/2029 (A)	43	39
4.125%, 04/15/2030 (A)	119	106
McGraw-Hill Education
7.375%, 09/01/2031 (A)	160	164
5.750%, 08/01/2028 (A)	90	88
Sirius XM Radio
3.875%, 09/01/2031 (A)	270	226
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	575	379
Univision Communications
8.500%, 07/31/2031 (A)	384	377
Urban One
7.375%, 02/01/2028 (A)	800	498
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	170	145
Zayo Group Holdings
6.125%, 03/01/2028 (A)	265	225

		5,255

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Discretionary — 7.0%
Academy
6.000%, 11/15/2027 (A)	$328	$326
Adient Global Holdings Ltd
4.875%, 08/15/2026 (A)	2,578	2,540
Bath & Body Works
6.750%, 07/01/2036	205	208
BCPE Ulysses Intermediate
7.750%, 04/01/2027 (A)	1,666	1,648
Brookfield Residential Properties
5.000%, 06/15/2029 (A)	20	19
4.875%, 02/15/2030 (A)	110	99
Caesars Entertainment
7.000%, 02/15/2030 (A)	130	133
Carnival
10.500%, 06/01/2030 (A)	1,836	1,961
6.000%, 05/01/2029 (A)	165	165
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)	397	423
CEC Entertainment
6.750%, 05/01/2026 (A)	1,549	1,537
CMG Media Corp
8.875%, 06/18/2029 (A)	680	510
CSC Holdings
7.500%, 04/01/2028 (A)	135	92
6.500%, 02/01/2029 (A)	225	189
Dana
4.250%, 09/01/2030	760	707
Diamond Sports Group
6.625%, 08/15/2027 (A)(B)	312	1
5.375%, 08/15/2026 (A)(B)	480	1
Empire Resorts
7.750%, 11/01/2026 (A)	250	239
Garrett Motion Holdings
7.750%, 05/31/2032 (A)	416	422
Genting New York
7.250%, 10/01/2029 (A)	125	129
GrubHub Holdings
5.500%, 07/01/2027 (A)	350	307
Hilton Domestic Operating
4.000%, 05/01/2031 (A)	135	121
Jacobs Entertainment
6.750%, 02/15/2029 (A)	270	261
LGI Homes
7.000%, 11/15/2032 (A)	497	492
Liberty Interactive
8.250%, 02/01/2030	430	200
Life Time
8.000%, 04/15/2026 (A)	1,341	1,343
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(C)	495	–
NCL
6.250%, 03/01/2030 (A)	606	599

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.875%, 03/15/2026 (A)	$366	$365
Park River Holdings
5.625%, 02/01/2029 (A)	296	255
QVC
6.875%, 04/15/2029 (A)	189	154
Royal Caribbean Cruises
5.625%, 09/30/2031 (A)	959	943
StoneMor
8.500%, 05/15/2029 (A)	320	287
Studio City Finance
5.000%, 01/15/2029 (A)	215	195
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	278	277
SWF Holdings I
6.500%, 10/01/2029 (A)	80	50
Victoria's Secret
4.625%, 07/15/2029 (A)	225	205
Wynn Macau
5.125%, 12/15/2029 (A)	150	139
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	150	156
6.250%, 03/15/2033 (A)	15	15
Yum! Brands
5.375%, 04/01/2032	160	155

		17,868

Consumer Staples — 1.0%
HLF Financing Sarl
4.875%, 06/01/2029 (A)	303	212
Kronos Acquisition Holdings
8.250%, 06/30/2031 (A)	303	289
New Albertsons
8.700%, 05/01/2030	200	215
8.000%, 05/01/2031	40	42
Post Holdings
6.375%, 03/01/2033 (A)	497	487
RAD (Escrow Security)
8.000%, 10/18/2024 (A)(B)(C)	108	–
8.000%, 11/15/2026 (A)(B)(C)	312	–
7.500%, 07/01/2025 (A)(B)(C)	75	–
Rite Aid
15.000%cash/0% PIK, 08/30/2031 (C)	165	53
11.466%cash/0% PIK, TSFR3M + 7.000%, 08/30/2031 (A)(C)(D)	39	34
Viking Baked Goods Acquisition
8.625%, 11/01/2031 (A)	1,292	1,269

		2,601

Energy — 5.1%
Aethon United BR
7.500%, 10/01/2029 (A)	1,005	1,028
Ascent Resources Utica Holdings
9.000%, 11/01/2027 (A)	498	602

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Baytex Energy
7.375%, 03/15/2032 (A)	$140	$136
Blue Racer Midstream
7.250%, 07/15/2032 (A)	85	87
7.000%, 07/15/2029 (A)	85	87
Borr IHC
10.375%, 11/15/2030 (A)	56	56
10.000%, 11/15/2028 (A)	468	466
Civitas Resources
8.625%, 11/01/2030 (A)	135	141
Crescent Energy Finance
9.250%, 02/15/2028 (A)	254	265
7.375%, 01/15/2033 (A)	606	589
Encino Acquisition Partners Holdings
8.500%, 05/01/2028 (A)	953	972
Expand Energy
7.500%, 10/01/2026 (B)(C)(E)	170	–
7.000%, 10/01/2024 (B)(C)	55	–
Genesis Energy
8.000%, 01/15/2027	33	34
8.000%, 05/15/2033	120	117
7.875%, 05/15/2032	110	108
Greenfire Resources
12.000%, 10/01/2028 (A)	88	95
Gulfport Energy Operating
6.750%, 09/01/2029 (A)	384	387
Hilcorp Energy I
7.250%, 02/15/2035 (A)	130	122
Howard Midstream Energy Partners
7.375%, 07/15/2032 (A)	125	127
Moss Creek Resources Holdings
8.250%, 09/01/2031 (A)	578	565
New Fortress Energy
8.750%, 03/15/2029 (A)	235	200
NFE Financing
12.000%, 11/15/2029 (A)	1,318	1,385
Permian Resources Operating
8.000%, 04/15/2027 (A)	2,053	2,096
Strathcona Resources
6.875%, 08/01/2026 (A)	1,546	1,549
Transocean
8.000%, 02/01/2027 (A)	1,790	1,787
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	170	152

		13,153

Financials — 1.2%
CPI CG
10.000%, 07/15/2029 (A)	145	155
Finance of America Funding
7.875%, 11/30/2026 (A)	389	356
Freedom Mortgage
12.000%, 10/01/2028 (A)	90	98

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.625%, 01/15/2027 (A)	$160	$160
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	55	57
Jefferies Finance
6.625%, 10/15/2031 (A)	85	85
Ladder Capital Finance Holdings LLLP
4.750%, 06/15/2029 (A)	85	80
4.250%, 02/01/2027 (A)	135	130
LD Holdings Group
6.125%, 04/01/2028 (A)	295	255
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	90	88
5.625%, 01/15/2030 (A)	155	142
Navient
5.500%, 03/15/2029	60	57
Navient MTN
5.625%, 08/01/2033	130	113
OneMain Finance
7.500%, 05/15/2031	65	67
7.125%, 11/15/2031	165	168
3.875%, 09/15/2028	260	239
PennyMac Financial Services
5.750%, 09/15/2031 (A)	285	271
SFA Issuer
11.000%, 12/15/2029	382	367
Starwood Property Trust
3.625%, 07/15/2026 (A)	220	212

		3,100

Health Care — 2.4%
Akumin
9.000%cash/0% PIK, 08/01/2027 (A)	530	469
8.000%, 08/01/2028 (A)	165	135
DaVita
6.875%, 09/01/2032 (A)	35	35
3.750%, 02/15/2031 (A)	150	130
Embecta
6.750%, 02/15/2030 (A)	155	147
5.000%, 02/15/2030 (A)	70	64
Emergent BioSolutions
3.875%, 08/15/2028 (A)	491	402
Endo
6.125%, 12/31/2049 (C)	165	–
5.875%, 12/31/2049 (C)	85	–
0.000%, 04/01/2027 (C)(F)	85	–
Envision Healthcare Corp
8.750%, 10/15/2026 (B)(C)	145	–
Global Medical Response
10.000%cash/0% PIK, 10/31/2028 (A)	753	752
HAH Group Holding
9.750%, 10/01/2031 (A)	994	995
LifePoint Health
10.000%, 06/01/2032 (A)	605	615

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.375%, 01/15/2029 (A)		$757	$664
Medline Borrower
3.875%, 04/01/2029 (A)		130	120
Molina Healthcare
4.375%, 06/15/2028 (A)		175	166
3.875%, 11/15/2030 (A)		60	53
Nidda Healthcare Holding GmbH
6.888%, EUR003M + 3.750%, 10/23/2030 (A)(D)	EUR	100	105
Radiology Partners
9.781%cash/0% PIK, 02/15/2030 (A)		$346	323
7.775%cash/0% PIK, 01/31/2029 (A)		452	446
Team Health Holdings
13.500%cash/0% PIK, 06/30/2028 (A)		130	144
Tenet Healthcare
6.750%, 05/15/2031		15	15
6.125%, 06/15/2030		90	89
4.375%, 01/15/2030		170	158

			6,027

Industrials — 4.9%
Allied Universal Holdco
7.875%, 02/15/2031 (A)		2,419	2,472
Cimpress
7.375%, 09/15/2032 (A)		636	632
Delta Air Lines
7.000%, 05/01/2025 (A)		269	270
EquipmentShare.com
9.000%, 05/15/2028 (A)		629	653
8.000%, 03/15/2033 (A)		888	899
Garda World Security
8.375%, 11/15/2032 (A)		349	355
8.250%, 08/01/2032 (A)		1,714	1,742
GFL Environmental
3.750%, 08/01/2025 (A)		1,715	1,698
3.500%, 09/01/2028 (A)		367	346
Goat Holdco
6.750%, 02/01/2032 (A)		229	227
Icahn Enterprises
10.000%, 11/15/2029 (A)		50	50
9.000%, 06/15/2030		220	211
Pitney Bowes
7.250%, 03/15/2029 (A)		185	181
RRD Intermediate Holdings
11.000%, 12/01/2030 (A)		530	489
TransDigm
7.125%, 12/01/2031 (A)		710	727
6.000%, 01/15/2033 (A)		486	476
United Airlines
4.625%, 04/15/2029 (A)		150	143
United Rentals North America
4.000%, 07/15/2030		150	136

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Veritiv Operating
10.500%, 11/30/2030 (A)	$303	$326
Wrangler Holdco
6.625%, 04/01/2032 (A)	554	564

		12,597

Information Technology — 1.3%
Acuris Finance US
9.000%, 08/01/2029 (A)	712	681
Cloud Software Group
8.250%, 06/30/2032 (A)	636	655
CommScope
7.125%, 07/01/2028 (A)	215	189
6.000%, 03/01/2026 (A)	25	25
Diebold Nixdorf
7.750%, 03/31/2030 (A)	984	1,010
Intel
5.600%, 02/21/2054	355	311
3.050%, 08/12/2051	606	346

		3,217

Materials — 2.2%
Arsenal AIC Parent
11.500%, 10/01/2031 (A)	561	628
Axalta Coating Systems
3.375%, 02/15/2029 (A)	150	136
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	460	434
Cleveland-Cliffs Inc
7.000%, 03/15/2032 (A)	210	206
Cornerstone Chemical
10.250%, 09/01/2027 (A)(B)(C)(E)	56	56
15.000%, 12/06/2028 (C)	514	514
Domtar
6.750%, 10/01/2028 (A)	465	427
First Quantum Minerals
9.375%, 03/01/2029 (A)	50	53
8.625%, 06/01/2031 (A)	150	155
INEOS Finance
7.500%, 04/15/2029 (A)	125	128
Innophos Holdings
9.375%, 02/15/2028 (A)	395	393
Iris Holdings
8.750%, 02/15/2026 (A)	5	5
Methanex US Operations
6.250%, 03/15/2032 (A)	170	168
Mountain Province Diamonds
9.000%, 12/15/2025 (A)(C)(E)	223	210
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)	460	–
Rain Carbon
12.250%, 09/01/2029 (A)	305	322

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rain CII Carbon
7.250%, 04/01/2025 (A)	$6	$6
Trivium Packaging Finance BV
5.500%, 08/15/2026 (A)	1,464	1,443
Tronox
4.625%, 03/15/2029 (A)	355	319

		5,603

Real Estate — 0.7%
Diversified Healthcare Trust
4.750%, 02/15/2028	45	38
4.375%, 03/01/2031	635	468
Service Properties Trust
5.500%, 12/15/2027	180	168
4.950%, 10/01/2029	80	64
4.375%, 02/15/2030	115	87
3.950%, 01/15/2028	40	33
Uniti Group
10.500%, 02/15/2028 (A)	125	133
6.500%, 02/15/2029 (A)	60	54
6.000%, 01/15/2030 (A)	110	97
VICI Properties
4.625%, 06/15/2025 (A)	641	639

		1,781

Utilities — 0.4%
Lightning Power
7.250%, 08/15/2032 (A)	286	294
NRG Energy
6.250%, 11/01/2034 (A)	394	386
6.000%, 02/01/2033 (A)	296	288

		968

Total Corporate Obligations
(Cost $75,616) ($ Thousands)		72,170

	Shares
COMMON STOCK — 26.1%

Communication Services — 1.4%
Anterix Inc *	7,259	223
Audacy (C)	833	17
AVAYA *(C)(E)	14,995	91
Beasley Broadcast Group (C)	631	5
Cable One Inc	4,953	1,793
Pinterest Inc, Cl A *	20,549	596
TKO Group Holdings Inc, Cl A *	6,601	938

		3,663
Consumer Discretionary — 6.4%
ADT Inc	8,642	60
Aquity Holdings *(C)	3,945	1
BorgWarner Inc	18,604	591
Caesars Entertainment Inc *	4,395	147

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dana Inc	12,845	$149
DR Horton Inc	11,539	1,613
Etsy Inc *	11,230	594
Fox Factory Holding Corp *	7,338	222
Golden Entertainment Inc	5,445	172
Guitar Center *(C)(E)	2,167	265
Macy's Inc	11,360	192
Monitronics International *(C)	443	7
Penn Entertainment Inc *	175,599	3,480
Qurate Retail Inc *	32,032	11
RH *	8,182	3,220
Shake Shack Inc, Cl A *	11,098	1,441
VF Corp	23,721	509
WeWork *(C)	13,016	192
Wynn Resorts Ltd	39,345	3,390

		16,256
Consumer Staples — 0.4%
Albertsons Cos Inc, Cl A	4,857	96
Dollar Tree Inc *	12,612	945
Herbalife Ltd *	9,563	64
Rite Aid *(C)	381	—

		1,105
Energy — 1.6%
APA Corp	57,799	1,335
Nabors Industries Ltd *	1,964	112
Parker Drilling *(C)	4,414	75
San Juan Basin Royalty Trust	168,427	645
Transocean Ltd *	495,475	1,858

		4,025
Financials — 1.7%
Evercore Inc, Cl A	4,066	1,127
Franklin Resources Inc	97,762	1,984
Zions Bancorp NA	24,707	1,340

		4,451
Health Care — 0.3%
Carestream Health Holdings *(C)(E)	5,876	110
Endo Guc Trust (C)	28,897	14
Envision Healthcare *	28,581	319
Lannett *(C)(E)	15,243	33
Matrix Parent Inc.	10,548	148
Surgery Partners Inc *	5,514	117

		741
Industrials — 3.7%
Builders FirstSource Inc *	10,647	1,522
Dycom Industries Inc *	3,435	598
Enviri Corp *	7,365	57
EVERUS CONSTRUCTION GROUP *	28,582	1,879
GE Vernova Inc	5,998	1,973
GrafTech International Ltd *	19,075	33
JetBlue Airways Corp *	82,168	646
ManpowerGroup Inc	4,352	251

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sensata Technologies Holding PLC	9,026	$247
Snap-on Inc	1,745	592
Southwest Airlines Co, Cl A	46,120	1,551
Terex Corp	3,910	181

		9,530
Information Technology — 1.7%
Entegris Inc	20,388	2,019
Intel Corp	3,229	65
Vishay Intertechnology Inc	98,775	1,673
Zoom Video Communications Inc, Cl A *	7,130	582

		4,339
Materials — 5.2%
Alcoa Corp	53,397	2,017
Arctic Canadian Diamond Company *(C)	228	26
Ardagh Metal Packaging SA	241,500	727
ATI Inc *	37,202	2,048
Century Aluminum Co *	104,671	1,907
Constellium, Cl A *	196,519	2,018
Cornerstone Chemical *(C)	26,482	543
Freeport-McMoRan Inc, Cl B	50,532	1,924
Libbey Glass Inc. *(C)	1,227	3
LyondellBasell Industries NV, Cl A	4,083	303
Materion Corp	17,686	1,749

		13,265
Real Estate — 2.6%
Anywhere Real Estate Inc *	14,488	48
Healthcare Realty Trust Inc, Cl A ‡	126,827	2,150
Kimco Realty Corp ‡	137,539	3,222
SL Green Realty Corp ‡	17,097	1,161

		6,581
Utilities — 1.1%
Consolidated Edison Inc	20,017	1,786
PPL Corp	32,486	1,055

		2,841
Total Common Stock
(Cost $68,152) ($ Thousands)		66,797

REGISTERED INVESTMENT COMPANIES — 20.1%
Merger Fund , Cl I *	3,033,542	51,145
Sprott Physical Uranium Trust *	16,246	281

Total Registered Investment Companies
(Cost $50,322) ($ Thousands)		51,426

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 5.7%
Acrisure, LLC, 2024 Refinancing Term Loan, 1st Lien
7.849%, CME Term SOFR + 3.250%, 11/06/2030 (D)	$190	$190
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
10.000%, 06/30/2026 (C)	170	170
Asurion, LLC, New B-12 Term Loan, 1st Lien
8.823%, CME Term SOFR + 4.250%, 09/13/2030 (D)	49	49
Asurion, LLC, Term B-9 Loan, 1st Lien
7.937%, CME Term SOFR + 3.250%, 07/31/2027 (D)	170	169
Avaya Inc., Initial Term Loan, 1st Lien
11.857%, CME Term SOFR + 7.500%, 08/01/2028 (D)(G)	634	535
BCP V Everise Acquisition LLC, Term B Loan, 1st Lien
10.749%, CME Term SOFR + 6.000%, 12/14/2029 (D)	316	299
Carestream Health, Inc., Term Loan, 1st Lien
11.929%, CME Term SOFR + 7.500%, 09/30/2027 (D)	709	532
Castle US Holding Corp., Dollar Term B-2 Loan, 1st Lien
8.776%, CME Term SOFR + 4.000%, 01/29/2027 (D)	182	103
Castle US Holding Corp., Initial Dollar Term Loan, 1st Lien
8.526%, CME Term SOFR + 3.750%, 01/29/2027 (D)	153	89
Catnat Game, 1st Lien
0.001%, 12/16/2031	165	165
CMG Media Corp, Term B-2 Loan, 1st Lien
7.929%, CME Term SOFR + 3.500%, 06/18/2029 (D)(G)	143	128
Coopers Hawk Intermediate Holding, LLC, Initial Term Loan, 1st Lien
11.088%, CME Term SOFR + 0.050%, 10/31/2026 (D)	230	225
Delivery Hero, LLC, Term Loan B, 1st Lien
9.522%, 12/12/2029	134	134
Diamond Sports Group, LLC, Dip Term Loan, 1st Lien
10.167%, 01/10/2025	45	50
East Valley Tourist Development Authority , Term Loan, 1st Lien
11.972%, CME Term SOFR + 7.500%, 11/23/2026 (C)(D)	146	143
Envision Healthcare Operating, Inc., Initial Term Loan
12.697%, CME Term SOFR + 8.250%, 12/30/2027 (D)	512	518

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Epic Y-Grade Services, LP, Term Loan, 1st Lien
10.340%, CME Term SOFR + 5.750%, 06/29/2029 (D)	$295	$295
Global Medical Response, Inc., 2024 Extended Term Loan, 1st Lien
9.856%, CME Term SOFR + 5.500%, 10/31/2028 (D)	830	832
Harrah's Oklahoma, 1st Lien
0.001%, 10/10/2030 (G)	174	173
Hubbard Radio, Term Loan B-EXT, 1st Lien
9.073%, 09/30/2027	234	157
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, 06/21/2024 (B)(C)(D)	378	—
KNS Acquistion Corp., Initial Term Loan, 1st Lien
10.937%, CME Term SOFR + 6.250%, 04/21/2027 (D)(G)	577	354
Lannett Takeback Exit Term Loan, 1st Lien
2.000%, 06/16/2030 (C)	94	94
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien
11.267%, CME Term SOFR + 6.500%, 11/22/2027 (D)	443	429
LifeScan Global Corporation, Initial Term Loan, 1st Lien
11.121%, CME Term SOFR + 6.500%, 12/31/2026 (D)(G)	1,780	603
LifeScan Global Corporation, Initial Term Loan, 2nd Lien
14.121%, CME Term SOFR + 9.500%, 03/31/2027 (D)	85	—
Mad Engine Term Loan, 1st Lien
11.865%, 07/15/2027	193	166
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
11.595%, CME Term SOFR + 6.750%, 07/27/2028 (D)(G)	282	260
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
6.345%, CME Term SOFR + 1.500%, 07/27/2028 (D)	384	226
Magenta Security Holdings LLC, Super Priority Term Loan, 1st Lien
11.366%, CME Term SOFR + 6.250%, 07/27/2028 (D)(G)	–	—
Magenta Security Holdings LLC, Third Out Term Loan, 1st Lien
6.345%, CME Term SOFR + 1.500%, 07/27/2028 (D)(G)	68	23
Mavenir Systems, Inc., 1st Lien
14.423%, 01/31/2025	58	58
14.260%, 01/31/2025 (G)	43	43

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Mavenir Systems, Inc., Amendment No. 1 Initial Term Loan, 1st Lien
14.396%, CME Term SOFR + 10.000%, 01/31/2025 (C)(D)	$21	$21
Mavenir Systems, Inc., Delayed Draw Term Loan, 1st Lien
14.444%, CME Term SOFR + 10.000%, 01/31/2025 (C)(D)	15	15
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
14.254%, CME Term SOFR + 10.000%, 01/31/2025 (C)(D)	47	47
10.264%, CME Term SOFR + 5.750%, 08/18/2028 (C)(D)	77	53
9.526%, CME Term SOFR + 4.750%, 08/18/2028 (C)(D)	873	608
Max US Bidco Inc., Initial Term Loan, 1st Lien
9.573%, CME Term SOFR + 5.000%, 10/02/2030 (D)	239	232
MI Opco Holdings, Inc., 2023 Term Loan
11.707%, 03/31/2028 (G)	98	99
Mountaineer Merger Corp., Initial Term Loan, 1st Lien
11.851%, CME Term SOFR + 7.000%, 10/26/2028 (D)	418	335
Naked Juice LLC, Initial Term Loan, 1st Lien
7.429%, CME Term SOFR + 3.000%, 01/24/2029 (D)	1	1
Naked Juice/Tropicana, Term Loan, 1st Lien
7.429%, CME Term SOFR + 3.000%, 01/24/2029 (D)(G)	458	300
Nutrisystem, Term Loan A, 1st Lien
9.481%, 04/19/2030 (G)	246	246
Obra TL, 1st Lien
12.209%, 06/21/2029 (C)	325	315
Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien
7.840%, CME Term SOFR + 3.250%, 03/03/2028 (D)	161	156
Pixelle Specialty, 1st Lien
12.085%, 05/19/2028 (G)	464	387
Pixelle, 1st Lien
11.553%, 06/12/2025 (C)	14	14
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
8.523%, CME Term SOFR + 4.000%, 09/20/2028 (D)	537	488
Procera Networks, Inc., Initial Term Loan, 1st Lien
2.000%, 10/31/2025 (C)(D)	555	108

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
8.985%, CME Term SOFR + 4.250%, 02/01/2029 (D)	$405	$202
Radiology Partners, Inc., Term B Loan, 1st Lien
9.775%, CME Term SOFR + 5.000%, 01/31/2029 (D)	145	143
Reorganized Mobileum AcquisitionCo LLC, Term Loan, 1st Lien
10.447%, CME Term SOFR + 1.000%, 09/11/2029 (D)	229	219
Russell Investments US Institutional Holdco Inc, Term Loan
11.085%, 05/30/2027 (D)	118	112
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
8.187%, CME Term SOFR + 3.500%, 12/17/2027 (D)	16	16
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
8.187%, CME Term SOFR + 3.500%, 12/17/2027 (D)	26	26
Sabre GLBL Inc., 2022 Other Term B Loan, 1st Lien
8.923%, CME Term SOFR + 4.250%, 06/30/2028 (D)	145	140
Sandvine Corp, 1st Lien
0.001%, 10/03/2025	163	163
Spencer Spirit IH, LLC, Initial Term Loan, 1st Lien
10.024%, 07/15/2031	230	231
Sprngs Window Fashion, 1st Lien
0.001%, 10/06/2028 (G)	58	58
SWF Holdings I Corp., Initial Term Loan, 1st Lien
8.687%, CME Term SOFR + 4.000%, 10/06/2028 (D)	138	112
Syniverse Holdings, LLC, Initial Term Loan, 1st Lien
11.604%, CME Term SOFR + 7.000%, 05/13/2027 (D)	226	227
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.835%, CME Term SOFR + 5.250%, 03/02/2027 (D)(G)	708	683
Tenneco Inc., Term B Loan, 1st Lien
9.704%, CME Term SOFR + 5.000%, 11/17/2028 (D)	–	—
9.621%, CME Term SOFR + 5.000%, 11/17/2028 (D)	196	191
Terrier Media Buyer, Term B Loan, 1st Lien
8.204%, CME Term SOFR + 3.500%, 12/17/2026 (D)	105	94

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
12.855%, LIBOR + 1.500%, 09/30/2028 (D)	$166	$155
Trinseo Materials Operating S.C.A., 2021 Incremental Term Loan, 1st Lien
7.276%, CME Term SOFR + 2.500%, 05/03/2028 (D)	171	112
Upstream Newco, Inc., August 2021 Incremental Term Loan, 1st Lien
9.764%, CME Term SOFR + 4.250%, 11/20/2026 (D)	–	—
US Fertility Enterprises LLC, 1st Lien
9.158%, 10/07/2031	122	123
US Fertility Enterprises LLC, Delayed Draw Term Loan
0.001%, 10/07/2031	6	—
WarHorse Gaming, LLC, Closing Date Term Loan, 1st Lien
13.707%, CME Term SOFR + 9.250%, 06/30/2028 (C)(D)	269	279
Xplornet/Xplore, Second Out Take Back, 1st Lien
0.001%, 10/24/2031	205	166
Xplornet/Xplore, Super Senior First Out, 1st Lien
9.858%, 10/24/2029	60	59
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
7.472%, CME Term SOFR + 3.000%, 03/09/2027 (D)	457	427

Total Loan Participations
(Cost $16,386) ($ Thousands)		14,575

	Shares
FOREIGN COMMON STOCK — 3.8%

Belgium — 0.0%
Information Technology — 0.0%
X-Fab Silicon Foundries *	17,375	90

Canada — 1.1%
Communication Services — 0.1%
Xplore	11,575	130

Energy — 0.3%
NexGen Energy *	129,471	855

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Materials — 0.7%
Hudbay Minerals	216,217	$1,751

		2,736

China — 0.5%
Information Technology — 0.5%
NXP Semiconductors NV	5,739	1,193

Germany — 0.8%
Industrials — 0.8%
Siemens Energy *	38,611	2,049

Japan — 0.7%
Information Technology — 0.7%
Allegro MicroSystems Inc *	79,505	1,738

Monaco — 0.5%
Energy — 0.5%
Scorpio Tankers Inc	27,879	1,385

Norway — 0.2%
Energy — 0.2%
Seadrill *	16,410	639

Total Foreign Common Stock
(Cost $9,793) ($ Thousands)		9,830
	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bills
4.432%, 02/06/2025 (H)	$1,000	996
4.377%, 02/20/2025 (H)	1,500	1,492

Total U.S. Treasury Obligations
(Cost $2,487) ($ Thousands)		2,488

CONVERTIBLE BONDS — 0.3%
Finance of America Funding
10.000%, 11/30/2029(A)	291	367
Herbalife
4.250%, 06/15/2028	198	152

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Liberty Interactive
4.000%, 11/15/2029	$54	$17
3.750%, 02/15/2030	402	116
North Sea Natural Resources
0.000%, 01/23/2028(C)(F)	94	9
0.000%, 01/23/2028(C)(F)	15	1
0.000%, 01/23/2028(C)(F)	5	1
Rite Aid
0.000%, 12/31/2049(C)(F)	38	2
Silver Airways
15.000%, 12/31/2027(C)	820	–
Tacora Restructure
13.000%, 09/19/2031(C)	12	12

Total Convertible Bonds
(Cost $1,563) ($ Thousands)		677

MORTGAGE-BACKED SECURITIES — 0.3%
Non-Agency Mortgage-Backed Obligations — 0.3%
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl D
8.734%, TSFR1M + 4.337%, 06/15/2027(A)(D)	245	247
STWD, Ser 2021-FL2, Cl D
7.290%, TSFR1M + 2.914%, 04/18/2038(A)(D)	100	94
STWD, Ser 2021-FL2, Cl E
8.040%, TSFR1M + 3.664%, 04/18/2038(A)(D)	100	92
TRTX, Ser 2021-FL4, Cl D
8.096%, TSFR1M + 3.714%, 03/15/2038(A)(D)	100	98
TRTX, Ser 2021-FL4, Cl E
8.846%, TSFR1M + 4.464%, 03/15/2038(A)(D)	100	97

		628
Total Mortgage-Backed Securities
(Cost $644) ($ Thousands)		628

	Shares
PREFERRED STOCK — 0.2%

Consumer Discretionary — 0.0%
Guitar Center *(C)(E)(F)(I)	39	4

Information Technology — 0.2%
Syniverse *(C)(E)(F)(I)	560,381	551

Total Preferred Stock
(Cost $555) ($ Thousands)		555

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS — 0.0%
Audacy
Strike Price $– *‡‡(C)	1,009	$–
Guitar Center
Strike Price $100.00 *‡‡(C)(E)	574	27
Guitar Center
Strike Price $160.00 *‡‡(C)(E)	574	13
Mavenir
Strike Price $– *‡‡	108,020	–
Silver Airways LLC
Strike Price $– *‡‡(C)	–	–
Tacora Resources
Strike Price $– *‡‡(C)	3,403	3

Total Warrants
(Cost $55) ($ Thousands)		43

	Number of Rights
RIGHTS — 0.0%
Xplore Inc. *‡‡	869	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENTS — 4.9%
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio, Institutional Share Class
4.310%**	877,528	877
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	11,543,837	11,544

Total Cash Equivalents
(Cost $12,421) ($ Thousands)		12,421
Total Investments in Securities — 90.6%
(Cost $237,994) ($ Thousands)		$231,610

COMMON STOCK SOLD SHORT— (3.7)%
Communication Services — (0.6)%
Magnite Inc *	(44,339)	(706)
Yelp Inc, Cl A *	(22,006)	(852)

		(1,558)

Consumer Discretionary — (0.6)%
Phinia Inc	(20,482)	(987)
Ulta Beauty Inc *	(1,383)	(601)

		(1,588)

Energy — (0.1)%
Kinder Morgan Inc	(11,135)	(305)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)

Financials — (0.3)%
Runway Growth Finance	(46,254)	$(507)
TriplePoint Venture Growth BDC	(18,009)	(133)

		(640)

Industrials — (0.7)%
Expeditors International of Washington Inc	(6,307)	(698)
Matson Inc	(6,487)	(875)
Robert Half Inc	(4,196)	(296)

		(1,869)

Information Technology — (1.0)%
Badger Meter Inc	(1,348)	(286)
Elastic NV *	(2,959)	(293)
MACOM Technology Solutions Holdings Inc *	(2,162)	(281)
ON Semiconductor Corp *	(9,511)	(600)
Xerox Holdings Corp	(81,881)	(690)
Zoom Video Communications Inc, Cl A *	(6,303)	(514)

		(2,664)

Materials — (0.1)%
Ball Corp	(2,630)	(145)

Real Estate — (0.3)%
Lamar Advertising Co, Cl A	(6,721)	(818)

Total Common Stock Sold Short
(Proceeds $9,528) ($ Thousands)		(9,587)

	Face Amount (Thousands)
CORPORATE OBLIGATIONS SOLD SHORT — (3.3)%
Communication Services — (0.5)%
CCO Holdings
7.375%, 03/01/2031 (A)	$(425)	(433)
5.000%, 02/01/2028 (A)	(304)	(293)
Midcontinent Communications
8.000%, 08/15/2032 (A)	(205)	(211)
Sirius XM Radio
5.500%, 07/01/2029 (A)	(411)	(394)
		(1,331)
Consumer Discretionary — (0.6)%
Caesars Entertainment
4.625%, 10/15/2029 (A)	(220)	(206)
Fertitta Entertainment
6.750%, 01/15/2030 (A)	(720)	(664)
Newell Brands
6.375%, 09/15/2027	(210)	(211)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
Staples
10.750%, 09/01/2029 (A)	$(396)	$(390)
		(1,471)
Consumer Staples — (0.3)%
B&G Foods
8.000%, 09/15/2028 (A)	(395)	(406)
Kronos Acquisition Holdings
10.750%, 06/30/2032 (A)	(380)	(350)
		(756)
Financials — (0.1)%
CoreLogic
4.500%, 05/01/2028 (A)	(345)	(321)

Industrials — (1.0)%
ACCO Brands
4.250%, 03/15/2029 (A)	(505)	(459)
Artera Services
8.500%, 02/15/2031 (A)	(630)	(607)
Camelot Return Merger Sub
8.750%, 08/01/2028 (A)	(60)	(58)
Cornerstone Building Brands
9.500%, 08/15/2029 (A)	(435)	(422)
6.125%, 01/15/2029 (A)	(215)	(171)
Husky Injection Molding Systems
9.000%, 02/15/2029 (A)	(475)	(496)
Madison IAQ
4.125%, 06/30/2028 (A)	(202)	(191)
		(2,404)
Materials — (0.5)%
Mativ Holdings
8.000%, 10/01/2029 (A)	(620)	(597)
SCIH Salt Holdings
4.875%, 05/01/2028 (A)	(375)	(353)
Scotts Miracle-Gro
4.500%, 10/15/2029	(378)	(348)
		(1,298)
Real Estate — (0.3)%
Service Properties Trust
8.375%, 06/15/2029	(770)	(744)

Total Corporate Obligations Sold Short
(Proceeds $8,306) ($ Thousands)		(8,325)

	Shares
FOREIGN COMMON STOCK SOLD SHORT— (0.7)%
Germany — (0.4)%
Health Care — (0.4)%
Demant *	(24,004)	(883)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK SOLD SHORT (continued)
Sweden — (0.3)%
Consumer Discretionary — (0.3)%
Autoliv Inc	(9,208)	$(864)

Total Foreign Common Stock Sold Short
(Proceeds $1,669) ($ Thousands)		(1,747)

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION SOLD SHORT — (0.2)%
U.S. Treasury Bonds
4.250%, 08/15/2054	$(653)	(596)

Total U.S. Treasury Obligation Sold Short
(Proceeds $629) ($ Thousands)		(596)

Total Investments Sold Short — (7.9)%
(Proceeds $20,132) ($ Thousands)		$(20,255)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/30/25	EUR	100	USD	109	$5
Barclays PLC	03/13/25	USD	27	AUD	43	—
Barclays PLC	03/13/25	AUD	65	USD	42	2
Barclays PLC	03/13/25	CAD	187	USD	133	2
						$9

A list of open centrally cleared swap agreements held by the Fund at December 31, 2024, is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX HY.43	5.00%	Quarterly	12/20/2029	$980	$(75)	$(67)	$(8)
CDX.HY.43	5.00%	Quarterly	12/20/2029	269	(21)	(23)	2
CDX.IG.43	1.00%	Quarterly	12/20/2029	2,006	(45)	(43)	(2)
CDX.IG.43	1.00%	Quarterly	12/20/2029	3,812	(85)	(79)	(6)
CDX.IG.43	1.00%	Quarterly	12/20/2029	2,622	(58)	(62)	4
CDX.IG.43	1.00%	Quarterly	12/20/2029	11,438	(256)	(245)	(11)
CDX.IG.43	1.00%	Quarterly	12/20/2029	1,915	(43)	(41)	(2)
					$(583)	$(560)	$(23)

Percentages are based on Net Assets of $255,701 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2024, the value of these securities amounted to $60,037 ($ Thousands), representing 23.5% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Level 3 security in accordance with fair value hierarchy.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Strategy Alternative Fund (Concluded)

(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)

Security considered restricted, excluding 144A. The total market value of such securities as of December 31, 2024 was $1,360 ($ Thousands) and represented 0.5% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(F)	No interest rate available.
(G)	Unsettled bank loan. Interest rate may not be available.
(H)	Interest rate represents the security's effective yield at the time of purchase.
(I)	Perpetual security with no stated maturity date.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$20,100	$95,038	$(103,594)	$—	$—	$11,544	$252	$—

Amounts designated as “—” are $0 or have been rounded to $0.

A list of the restricted securities, excluding 144a, held by the Fund at December 31, 2024, is as follows:

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Cornerstone Chemical	$56	3/15/2023	$58	$56
Expand Energy Corp	170	2/12/2021	–	–
Mountain Province Diamonds	223	12/16/2022	221	210
Common Stock
AVAYA Inc	14,995	5/5/2023	224	91
Carestream Health Holdings Inc	5,876	9/30/2022	113	110
Guitar Center	2,167	1/8/2021	275	265
Lannett	15,243	7/6/2023	9	33
Preferred Stock
Guitar Center	39	1/8/2021	4	4
Syniverse	560,381	5/13/2022	551	551
Warrant
Guitar Center	1,148	1/8/2021	52	40
			$1,507	$1,360

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Liquid Alternative Fund

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	504	Sep-2026	$120,950	$121,036	$86
Japanese Yen	198	Mar-2025	16,413	15,865	(548)
MSCI EAFE Index	190	Mar-2025	22,225	21,541	(684)
MSCI Emerging Markets	237	Mar-2025	13,211	12,725	(486)
NASDAQ 100 Index E-MINI	40	Mar-2025	17,639	16,981	(658)
Russell 2000 Index E-MINI	53	Mar-2025	6,338	5,962	(376)
S&P 500 Index E-MINI	67	Mar-2025	20,592	19,885	(707)
S&P Mid Cap 400 Index E-MINI	31	Mar-2025	10,392	9,754	(638)
U.S. Dollar Index	363	Mar-2025	38,618	39,312	694
			266,378	263,061	(3,317)
Short Contracts
AUD Currency	(253)	Mar-2025	$(16,112)	$(15,661)	$451
CAD Currency	(226)	Mar-2025	(15,974)	(15,757)	217
Euro FX	(410)	Mar-2025	(53,899)	(53,241)	658
Japanese Yen	(175)	Mar-2025	(14,395)	(14,021)	374
MSCI EAFE Index	(1)	Mar-2025	(114)	(114)	–
MSCI Emerging Markets	(69)	Mar-2025	(3,767)	(3,705)	62
Russell 2000 Index E-MINI	(4)	Mar-2025	(476)	(450)	26
S&P 500 Index E-MINI	(1)	Mar-2025	(302)	(297)	5
U.S. 10-Year Treasury Note	(87)	Mar-2025	(9,475)	(9,462)	13
U.S. Dollar Index	(94)	Mar-2025	(10,008)	(10,179)	(171)
U.S. Long Treasury Bond	(281)	Mar-2025	(32,746)	(31,991)	755
			(157,268)	(154,878)	2,390
			$109,110	$108,183	$(927)

Percentages are based on Net Assets of $202,675 ($ Thousands).

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 56.6%
U.S. Treasury Bills
5.214%, 01/09/2025 ^(A)	$1,725	$1,724
4.914%, 02/13/2025 ^(A)	3,799	3,780
4.888%, 02/20/2025 ^(A)	1,880	1,869
4.815%, 02/06/2025 ^(A)	22,853	22,759
4.437%, 05/29/2025 ^(A)	33,306	32,742
4.406%, 05/22/2025 ^(A)	129,859	127,771
4.401%, 06/05/2025 (A)	80,000	78,584
4.347%, 03/27/2025 ^(A)	6,315	6,253
4.307%, 04/03/2025 ^(A)	2,112	2,090
4.291%, 06/12/2025 ^(A)	2,456	2,411
4.260%, 06/26/2025 ^(A)	4,657	4,564
4.232%, 01/02/2025 ^(A)	100,000	100,000
0.000%, 07/03/2025 ^(A)	32,223	31,551
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	2,807	3,011
3.625%, 04/15/2028	2,449	2,570
3.375%, 04/15/2032	1,024	1,109
2.500%, 01/15/2029	2,211	2,250
2.375%, 01/15/2027	2,536	2,560
2.375%, 10/15/2028	14,422	14,645
2.125%, 04/15/2029	14,994	15,012
2.000%, 01/15/2026	2,621	2,621
1.875%, 07/15/2034	12,466	12,080
1.750%, 01/15/2028	2,397	2,380
1.750%, 01/15/2034	17,442	16,721
1.625%, 10/15/2027	6,383	6,344
1.625%, 10/15/2029	8,123	7,986
1.375%, 07/15/2033	16,327	15,273
1.250%, 04/15/2028	6,299	6,137
1.125%, 01/15/2033	17,207	15,825
0.875%, 01/15/2029	4,319	4,124
0.750%, 07/15/2028	5,019	4,820
0.625%, 01/15/2026	5,475	5,399
0.625%, 07/15/2032	17,419	15,567
0.500%, 01/15/2028	5,782	5,527
0.375%, 01/15/2027	5,121	4,965
0.375%, 07/15/2027	5,659	5,461
0.250%, 07/15/2029	5,104	4,727
0.125%, 04/15/2026	4,502	4,394
0.125%, 07/15/2026	5,518	5,389
0.125%, 10/15/2026	6,231	6,058
0.125%, 04/15/2027	6,366	6,101
0.125%, 01/15/2030	5,765	5,236
0.125%, 07/15/2030	16,087	14,499
0.125%, 01/15/2031	16,302	14,468
0.125%, 07/15/2031	16,875	14,853
0.125%, 01/15/2032	18,189	15,766

Total U.S. Treasury Obligations
(Cost $683,761) ($ Thousands)		679,976

Description	Shares		Market Value ($ Thousands)
COMMON STOCK — 8.7%

Consumer Staples — 2.4%
Coca-Cola Co/The		466,667	$29,054

Information Technology — 6.3%
Apple Inc		67,100	16,803
Microsoft Corp		42,460	17,897
ServiceNow Inc *		38,734	41,063

			75,763
Total Common Stock
(Cost $103,727) ($ Thousands)			104,817
	Face Amount (Thousands)
SOVEREIGN DEBT — 6.1%

French Republic Government Bond OAT
0.100%, 03/01/2029(B)	EUR	19,195	19,267
0.100%, 07/25/2031(B)		9,759	9,565
0.100%, 03/01/2036(B)		8,993	8,136
0.100%, 07/25/2036(B)		11,670	10,575
United Kingdom Gilt Inflation Linked
1.250%, 11/22/2032	GBP	6,298	8,113
0.750%, 11/22/2033		4,198	5,154
0.750%, 03/22/2034		5,888	7,185
0.125%, 08/10/2031		2,928	3,530
0.125%, 11/22/2036		1,052	1,159

Total Sovereign Debt
(Cost $75,315) ($ Thousands)			72,684

		Number of Warrants
WARRANTS — 0.0%
Constellation Software Inc.‡‡		100	–

Total Warrants
(Cost $—) ($ Thousands)			–

	Shares
FOREIGN COMMON STOCK — 0.0%

United Kingdom — 0.0%
Health Care — 0.0%
NMC Health PLC		12,179	—

Total Foreign Common Stock
(Cost $324) ($ Thousands)			—

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Accumulation Fund (Continued)

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Abiomed Inc *‡‡	422	$–
Total Rights
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 71.4%
(Cost $863,127) ($ Thousands)		$857,477

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bond	662	Mar-2025	$48,200	$46,265	$(604)
Australian 3-Year Bond	135	Mar-2025	9,106	8,873	(20)
Brent Crude^	187	Feb-2025	13,518	13,882	364
Canadian 10-Year Bond	402	Mar-2025	34,826	34,271	224
Canadian 10-Year Bond	86	Mar-2025	7,417	7,332	(26)
Coffee C^	53	Mar-2025	5,162	6,355	1,193
Corn^	337	Mar-2025	7,412	7,726	314
Cotton No. 2^	14	Mar-2025	492	479	(13)
Euro STOXX 50	219	Mar-2025	11,446	11,069	(220)
Euro-Bobl	1,036	Mar-2025	130,073	126,437	(1,510)
Euro-BTP	139	Mar-2025	17,911	17,269	(292)
Euro-Bund 10-Year Bond	381	Mar-2025	54,870	52,646	(1,351)
Euro-Buxl	165	Mar-2025	24,418	22,671	(1,350)
Euro-OAT	179	Mar-2025	23,779	22,873	(445)
Euro-Schatz	26	Mar-2025	2,932	2,881	(4)
Feeder Cattle^	6	Mar-2025	752	789	37
FTSE 100 Index	46	Mar-2025	4,826	4,712	(45)
FTSE KLCI	10	Jan-2025	182	184	2
FTSE MIB Index	126	Mar-2025	22,873	22,377	(221)
FTSE Taiwan Index	60	Jan-2025	4,653	4,594	(59)
FTSE/JSE Top 40 Index	15	Mar-2025	657	607	(23)
Gasoline^	49	Feb-2025	4,055	4,176	121
Gold^	76	Mar-2025	20,572	20,072	(500)
Gold^	19	Apr-2025	5,054	5,066	12
Hang Seng Index	8	Jan-2025	1,026	1,035	9
IBEX	64	Jan-2025	7,799	7,678	(25)
IFSC Nifty50 Index	271	Jan-2025	12,958	12,883	(75)
KOSPI 200 Index	26	Mar-2025	1,432	1,408	12
Lean Hogs^	46	Feb-2025	1,577	1,496	(81)
Live Cattle^	51	Mar-2025	3,802	3,909	107
Live Cattle^	12	Apr-2025	930	933	3
LME Copper^	41	Mar-2025	9,700	8,973	(727)
LME Lead^	27	Mar-2025	1,385	1,315	(70)
LME Nickel^	4	Mar-2025	408	367	(41)
LME Primary Aluminum^	141	Mar-2025	9,228	9,006	(222)
LME Zinc^	58	Mar-2025	4,494	4,322	(172)
Long Gilt 10-Year Bond	539	Mar-2025	64,047	62,380	(1,509)
Low Sulphur Gasoil^	11	Feb-2025	731	761	30
Low Sulphur Gasoil^	74	Mar-2025	4,946	5,091	145
MSCI EAFE Index	418	Mar-2025	48,745	47,391	(1,354)
MSCI Emerging Markets	207	Mar-2025	11,437	11,114	(323)
Natural Gas^	42	Feb-2025	1,208	1,301	93
Natural Gas^	8	Jan-2025	257	291	34
NY Harbor ULSD^	40	Feb-2025	3,723	3,855	132
NYMEX Cocoa^	17	Mar-2025	1,421	1,981	560
OMX Stockholm 30	297	Jan-2025	6,903	6,674	(170)
Russell 2000 Index E-MINI	248	Mar-2025	29,627	27,897	(1,730)
S&P 500 Index E-MINI	1,197	Mar-2025	367,600	355,255	(12,345)
S&P Mid Cap 400 Index E-MINI	52	Mar-2025	17,243	16,363	(880)
S&P TSX 60 Index	73	Mar-2025	15,469	15,076	(313)
Silver^	32	Mar-2025	4,974	4,678	(296)
Soybean^	152	Mar-2025	7,540	7,680	140
Soybean Meal^	111	Mar-2025	3,279	3,517	238
Soybean Oil^	90	Mar-2025	2,251	2,179	(72)
Sugar No. 11^	299	Feb-2025	6,706	6,450	(256)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
TOPIX Index	41	Mar-2025	$7,419	$7,269	$121
U.S. 2-Year Treasury Note	64	Mar-2025	13,172	13,159	(13)
U.S. 5-Year Treasury Note	1,478	Mar-2025	158,347	157,118	(1,229)
U.S. 10-Year Treasury Note	1,622	Mar-2025	178,696	176,392	(2,304)
U.S. Long Treasury Bond	505	Mar-2025	59,429	57,491	(1,938)
U.S. Ultra Long Treasury Bond	113	Mar-2025	13,877	13,436	(441)
Wheat^	5	Mar-2025	135	138	3
WTI Crude Oil^	157	Feb-2025	10,939	11,186	247
WTI Crude Oil^	94	Jan-2025	6,540	6,742	202
			1,556,586	1,519,796	(28,926)
Short Contracts
Aluminum^	(1)	Apr-2025	$(64)	$(64)	$–
Brent Crude^	(10)	Jan-2025	(733)	(746)	(13)
CAC40 10 Euro Index	(146)	Jan-2025	(11,308)	(11,164)	6
Copper^	(2)	Mar-2025	(207)	(201)	6
DAX Index	(5)	Mar-2025	(2,636)	(2,596)	18
Gasoline^	(21)	Jan-2025	(1,714)	(1,772)	(58)
Hang Seng China Enterprises Index	(9)	Jan-2025	(418)	(422)	(4)
Japanese 10-Year Bond	(33)	Mar-2025	(30,406)	(29,796)	75
KC HRW Wheat^	(4)	Mar-2025	(110)	(112)	(2)
MSCI Singapore Index	(29)	Jan-2025	(798)	(793)	1
NY Harbor ULSD^	(18)	Jan-2025	(1,689)	(1,751)	(62)
Platinum^	(2)	Oct-2025	(30)	(30)	–
SET 50	(77)	Mar-2025	(405)	(409)	(3)
SPI 200 Index	(26)	Mar-2025	(3,386)	(3,279)	48
			(53,904)	(53,135)	12
			$1,502,682	$1,466,661	$(28,914)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	03/19/25	USD	77	IDR	1,238,889	$(1)
Citigroup	03/19/25	USD	208	COP	929,323	1
Citigroup	03/19/25	USD	53	COP	232,760	—
Citigroup	03/19/25	ILS	490	USD	134	—
Citigroup	03/19/25	USD	340	PHP	20,000	2
Citigroup	03/19/25	USD	172	PHP	10,000	(1)
Citigroup	03/19/25	USD	597	THB	20,500	8
Citigroup	03/19/25	USD	44	CZK	1,067	—
Citigroup	03/19/25	USD	833	CZK	19,966	(10)
Citigroup	03/19/25	USD	282	ILS	1,034	3
Citigroup	03/19/25	USD	1,101	ILS	3,970	(9)
Citigroup	03/19/25	USD	1,590	EUR	1,523	(8)
Citigroup	03/19/25	USD	1,637	PLN	6,700	(20)
Citigroup	03/19/25	USD	1,846	CLP	1,803,121	(33)
Citigroup	03/19/25	THB	2,000	USD	59	—
Citigroup	03/19/25	USD	2,476	TWD	80,000	(34)
Citigroup	03/19/25	TWD	3,500	USD	109	2
Citigroup	03/19/25	USD	3,551	HUF	1,400,496	(38)
Citigroup	03/19/25	SGD	3,909	USD	2,923	48
Citigroup	03/19/25	BRL	4,170	USD	679	13
Citigroup	03/19/25	PLN	4,272	USD	1,040	8
Citigroup	03/19/25	PLN	247	USD	59	—

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	03/19/25	USD	5,085	KRW	7,128,881	$(245)
Citigroup	03/19/25	CNH	6,303	USD	867	7
Citigroup	03/19/25	USD	7,802	CNH	56,436	(99)
Citigroup	03/19/25	USD	5	BRL	31	—
Citigroup	03/19/25	USD	9,925	BRL	59,373	(442)
Citigroup	03/19/25	USD	10,046	ZAR	183,879	(368)
Citigroup	03/19/25	USD	39	MXN	825	—
Citigroup	03/19/25	USD	10,034	MXN	208,503	(133)
Citigroup	03/19/25	GBP	10,530	USD	13,358	180
Citigroup	03/19/25	ZAR	13,375	USD	728	24
Citigroup	03/19/25	USD	15,480	INR	1,316,292	(211)
Citigroup	03/19/25	MXN	38,000	USD	1,849	44
Citigroup	03/19/25	PHP	40,000	USD	677	(7)
Citigroup	03/19/25	CZK	48,000	USD	2,004	26
Citigroup	03/19/25	EUR	60,477	USD	63,753	919
Citigroup	03/19/25	INR	106,256	USD	1,242	9
Citigroup	03/19/25	INR	3,744	USD	43	—
Citigroup	03/19/25	HUF	65,000	USD	166	3
Citigroup	03/19/25	HUF	65,000	USD	163	—
Citigroup	03/19/25	CLP	305,255	USD	309	2
Citigroup	03/19/25	CLP	44,745	USD	45	—
Citigroup	03/19/25	KRW	1,142,381	USD	816	41
Citigroup	03/19/25	IDR	3,500,000	USD	217	1
Citigroup	03/19/25	IDR	2,500,000	USD	153	(1)
Goldman Sachs	01/10/25	USD	3,520	PLN	14,445	(24)
Goldman Sachs	01/10/25	SGD	6,347	USD	4,715	60
Goldman Sachs	01/10/25	CHF	9,335	USD	10,560	246
Goldman Sachs	01/10/25	EUR	10,071	USD	10,560	128
Goldman Sachs	01/10/25	USD	10,560	BRL	64,413	(153)
Goldman Sachs	01/10/25	USD	10,560	HUF	4,190,375	(16)
Goldman Sachs	01/10/25	USD	10,560	IDR	168,093,696	(144)
Goldman Sachs	01/10/25	USD	10,560	INR	896,612	(96)
Goldman Sachs	01/10/25	USD	10,560	MXN	217,554	(116)
Goldman Sachs	01/10/25	USD	10,560	PHP	620,407	135
Goldman Sachs	01/10/25	USD	10,560	ZAR	192,896	(347)
Goldman Sachs	01/10/25	USD	10,560	COP	47,348,145	175
Goldman Sachs	01/10/25	CAD	14,849	USD	10,560	231
Goldman Sachs	01/10/25	AUD	16,375	USD	10,560	422
Goldman Sachs	01/10/25	ILS	38,530	USD	10,560	(18)
Goldman Sachs	01/10/25	NOK	104,343	USD	9,364	177
Goldman Sachs	01/10/25	SEK	116,201	USD	10,560	37
Goldman Sachs	01/10/25	JPY	1,575,388	USD	10,560	523
JPMorgan Chase Bank	03/19/25	USD	77	IDR	1,238,889	(1)
JPMorgan Chase Bank	03/19/25	USD	208	COP	929,323	1
JPMorgan Chase Bank	03/19/25	USD	53	COP	232,760	—
JPMorgan Chase Bank	03/19/25	ILS	490	USD	134	—
JPMorgan Chase Bank	03/19/25	USD	340	PHP	20,000	2
JPMorgan Chase Bank	03/19/25	USD	172	PHP	10,000	(1)
JPMorgan Chase Bank	03/19/25	USD	597	THB	20,500	8
JPMorgan Chase Bank	03/19/25	USD	44	CZK	1,067	—

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	03/19/25	USD	833	CZK	19,966	$(10)
JPMorgan Chase Bank	03/19/25	USD	282	ILS	1,034	3
JPMorgan Chase Bank	03/19/25	USD	1,101	ILS	3,970	(9)
JPMorgan Chase Bank	03/19/25	USD	1,590	EUR	1,523	(8)
JPMorgan Chase Bank	03/19/25	USD	1,637	PLN	6,700	(19)
JPMorgan Chase Bank	03/19/25	USD	1,846	CLP	1,803,121	(33)
JPMorgan Chase Bank	03/19/25	THB	2,000	USD	59	—
JPMorgan Chase Bank	03/19/25	USD	2,476	TWD	80,000	(34)
JPMorgan Chase Bank	03/19/25	TWD	3,500	USD	109	2
JPMorgan Chase Bank	03/19/25	USD	3,551	HUF	1,400,496	(38)
JPMorgan Chase Bank	03/19/25	SGD	3,909	USD	2,923	48
JPMorgan Chase Bank	03/19/25	BRL	4,170	USD	679	13
JPMorgan Chase Bank	03/19/25	PLN	4,272	USD	1,040	8
JPMorgan Chase Bank	03/19/25	PLN	247	USD	59	—
JPMorgan Chase Bank	03/19/25	USD	5,085	KRW	7,128,881	(245)
JPMorgan Chase Bank	03/19/25	CNH	6,303	USD	867	7
JPMorgan Chase Bank	03/19/25	USD	7,802	CNH	56,436	(99)
JPMorgan Chase Bank	03/19/25	USD	5	BRL	31	—
JPMorgan Chase Bank	03/19/25	USD	9,925	BRL	59,373	(442)
JPMorgan Chase Bank	03/19/25	USD	10,046	ZAR	183,879	(368)
JPMorgan Chase Bank	03/19/25	USD	39	MXN	825	—
JPMorgan Chase Bank	03/19/25	USD	10,034	MXN	208,503	(133)
JPMorgan Chase Bank	03/19/25	GBP	10,530	USD	13,358	180
JPMorgan Chase Bank	03/19/25	ZAR	13,375	USD	728	24
JPMorgan Chase Bank	03/19/25	USD	15,480	INR	1,316,292	(211)
JPMorgan Chase Bank	03/19/25	MXN	38,000	USD	1,849	45
JPMorgan Chase Bank	03/19/25	PHP	40,000	USD	677	(7)
JPMorgan Chase Bank	03/19/25	CZK	48,000	USD	2,004	26
JPMorgan Chase Bank	03/19/25	EUR	60,477	USD	63,753	919
JPMorgan Chase Bank	03/19/25	INR	106,256	USD	1,242	9
JPMorgan Chase Bank	03/19/25	INR	3,744	USD	43	—
JPMorgan Chase Bank	03/19/25	HUF	65,000	USD	166	3
JPMorgan Chase Bank	03/19/25	HUF	65,000	USD	163	—
JPMorgan Chase Bank	03/19/25	CLP	305,255	USD	309	2
JPMorgan Chase Bank	03/19/25	CLP	44,745	USD	45	—
JPMorgan Chase Bank	03/19/25	KRW	1,142,381	USD	816	41
JPMorgan Chase Bank	03/19/25	IDR	3,500,000	USD	217	1
JPMorgan Chase Bank	03/19/25	IDR	2,500,000	USD	153	(1)
						$584

A list of open OTC swap agreements held by the Fund at December 31, 2024, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	BOVESPA FUT FEB25	Positive Price Return	Positive Price Return	At Maturity	02/15/2025	BRL	–	$1,259	$1,324	$(65)
Bank of America	HSHARES IDX FUT JAN25	Negative Price Return	Positive Price Return	At Maturity	01/29/2025	HKD	–	3,935	3,912	23
Bank of America	SWISS FUT MAR25	Negative Price Return	Positive Price Return	At Maturity	03/23/2025	CHF	–	13,272	13,537	(265)
Bank of America	TAIEX FUTURES SWAP JAN25	Negative Price Return	Positive Price Return	At Maturity	01/17/2025	TWD	–	9,560	9,669	(109)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Accumulation Fund (Continued)

Total Return Swaps (continued)
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	WIG 20 INDEX FUTURE SWAP	Negative Price Return	Positive Price Return	At Maturity	03/23/2025	PLN	–	$(21)	$(22)	$1
Citigroup	MSCI INTERNATIONAL BRAZIL NET Index	BZDIOVRA Index	Asset Return	Monthly	03/19/2025	BRL	14,206	(190)	–	(190)
Citigroup	MSCI INTERNATIONAL CANADA NET Index	Asset Return	CAONREPO Index	Monthly	03/19/2025	CAD	3,496	86	–	86
Citigroup	MSCI INTERNATIONAL FRANCE Index	Asset Return	ESTRON Index	Monthly	03/19/2025	EUR	2,472	20	–	20
Citigroup	MSCI INTERNATIONAL HONG KONG Index	HIHD01M Index	Asset Return	Monthly	03/19/2025	HKD	15,039	(58)	–	(58)
Citigroup	MSCI INTERNATIONAL ITALY Index	ESTRON Index	Asset Return	Monthly	03/19/2025	EUR	963	(18)	–	(18)
Citigroup	MSCI INTERNATIONAL MEXICO Index	MXIBTIIE Index	Asset Return	Monthly	03/19/2025	MXN	1,989	(4)	–	(4)
Citigroup	MSCI INTERNATIONAL SINGAPORE Index	Asset Return	SIBCSORA Index	Monthly	03/19/2025	SGD	738	9	–	9
Citigroup	MSCI INTERNATIONAL SOUTH AFRICA Index	Asset Return	JIBA1M Index	Monthly	03/19/2025	ZAR	32,145	89	–	89
Citigroup	MSCI INTERNATIONAL SPAIN Index	ESTRON Index	Asset Return	Monthly	03/19/2025	EUR	1,796	(31)	–	(31)
Citigroup	MSCI INTERNATIONAL SWEDEN Index	STIB1M Index	Asset Return	Monthly	03/19/2025	SEK	11,947	(39)	–	(39)
Citigroup	MSCI THAILAND NET Index	Asset Return	NDEUTHF Index	Monthly	03/19/2025	USD	1,134	52	–	52
Goldman Sachs	Apple Inc.	Asset Return	SOFR + 90BPS	Annual	02/27/2025	USD	15,357	(1,292)	–	(1,292)
Goldman Sachs^	Bloomberg Commodity Index	3 Month Treasury Bill Rate + 7.5 BPS	Index Return	Annual	01/31/2025	USD	149,372	(158)	–	(158)
Goldman Sachs	Coca Cola Co.	Asset Return	NDEUTHF Index	Annual	03/04/2025	USD	29,176	715	–	715
Goldman Sachs	Microsoft Corp.	Asset Return	SOFR + 90BPS	Annual	02/27/2025	USD	17,663	(91)	–	(91)
Goldman Sachs	Service Now Inc.	Asset Return	NDEUTHF Index	Annual	03/04/2025	USD	40,915	68	–	68
JPMorgan Chase	AEX INDEX FUT JAN25	Negative Price Return	Positive Price Return	At Maturity	01/19/2025	EUR	–	1,824	1,840	(16)
JPMorgan Chase	BOVESPA FUT FEB25	Positive Price Return	Positive Price Return	At Maturity	02/15/2025	BRL	1	2,381	2,520	(139)
JPMorgan Chase	HSHARES IDX FUT JAN25	Negative Price Return	Positive Price Return	At Maturity	01/29/2025	HKD	–	16,162	16,017	145
JPMorgan Chase	KOSPI IND FUT MAR25	Negative Price Return	Positive Price Return	At Maturity	03/16/2025	KRW	–	7,202	7,369	(167)
Merrill Lynch	TEL AVIV 35 Index	TELBOR01 Index	Asset Return	Monthly	03/19/2025	ILS	40	–	–	—
								$54,732	$56,166	$(1,434)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Accumulation Fund (Concluded)

Percentages are based on Net Assets of $1,200,709 ($ Thousands).
^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of December 31, 2024.
*	Non-income producing security.
‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2024, the value of these securities amounted to $47,543 ($ Thousands), representing 4.0% of the Net Assets of the Fund.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 38.0%
Communication Services — 2.6%
Altice France
5.500%, 10/15/2029 (A)	$289	$216
Altice France Holding
10.500%, 05/15/2027 (A)	350	102
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	322	286
AMC Networks
10.250%, 01/15/2029 (A)	190	202
ANGI Group
3.875%, 08/15/2028 (A)	507	453
AT&T
3.500%, 06/01/2041	330	253
2.750%, 06/01/2031	355	309
2.550%, 12/01/2033	1,338	1,078
CCO Holdings
4.750%, 03/01/2030 (A)	530	484
4.750%, 02/01/2032 (A)	1,140	1,001
Charter Communications Operating
4.908%, 07/23/2025	690	689
3.750%, 02/15/2028	610	581
Cinemark USA
7.000%, 08/01/2032 (A)	205	209
5.250%, 07/15/2028 (A)	364	355
Clear Channel Outdoor Holdings
7.875%, 04/01/2030 (A)	793	816
5.125%, 08/15/2027 (A)	290	279
DISH DBS
5.750%, 12/01/2028 (A)	28	24
5.250%, 12/01/2026 (A)	465	422
5.125%, 06/01/2029	215	138
Hughes Satellite Systems
6.625%, 08/01/2026	230	182
iHeartCommunications
8.375%, 05/01/2027	590	478
6.375%, 05/01/2026	70	63
IHS Holding
8.250%, 11/29/2031 (A)	1,170	1,155
6.250%, 11/29/2028 (A)	350	330
Iliad Holding SASU
7.000%, 04/15/2032 (A)	325	327
Millicom International Cellular
6.250%, 03/25/2029 (A)	297	292
4.500%, 04/27/2031 (A)	219	192
Nexstar Media
5.625%, 07/15/2027 (A)	350	341
Sinclair Television Group
5.125%, 02/15/2027 (A)	100	91
Sirius XM Radio
4.000%, 07/15/2028 (A)	805	742
T-Mobile USA
4.500%, 04/15/2050	1,416	1,161

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Turk Telekomunikasyon
7.375%, 05/20/2029 (A)		$300	$306
Windstream Services
8.250%, 10/01/2031 (A)		225	232
Ziff Davis
4.625%, 10/15/2030 (A)		220	201

			13,990

Consumer Discretionary — 4.0%
Asbury Automotive Group
5.000%, 02/15/2032 (A)		195	178
4.625%, 11/15/2029 (A)		360	335
Caesars Entertainment
6.000%, 10/15/2032 (A)		260	251
4.625%, 10/15/2029 (A)		1,222	1,144
CalAtlantic Group
5.250%, 06/01/2026		330	321
Carnival
7.000%, 08/15/2029 (A)		145	151
4.000%, 08/01/2028 (A)		70	66
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)		100	107
Champ Acquisition
8.375%, 12/01/2031 (A)		970	989
Cirsa Finance International Sarl
6.500%, 03/15/2029 (A)	EUR	131	143
Cougar JV Subsidiary
8.000%, 05/15/2032 (A)		$618	641
CSC Holdings
5.750%, 01/15/2030 (A)		250	142
3.375%, 02/15/2031 (A)		225	158
Diamond Sports Group
6.625%, 08/15/2027 (A)(B)		500	1
5.375%, 08/15/2026 (A)(B)		330	1
DirecTV Financing
5.875%, 08/15/2027 (A)		905	882
DISH Network
11.750%, 11/15/2027 (A)		530	561
Ford Motor Credit
5.850%, 05/17/2027		343	347
Foundation Building Materials
6.000%, 03/01/2029 (A)		625	548
GCI
4.750%, 10/15/2028 (A)		1,110	1,037
General Motors
5.950%, 04/01/2049		36	34
General Motors Financial
5.650%, 01/17/2029		165	167
Genting New York
7.250%, 10/01/2029 (A)		860	886
Global Auto Holdings
8.750%, 01/15/2032 (A)		260	233

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Group 1 Automotive
6.375%, 01/15/2030 (A)		$95	$95
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)		710	669
Hyundai Capital America
6.200%, 09/21/2030 (A)		735	765
KB Home
7.250%, 07/15/2030		380	390
LCM Investments Holdings II
4.875%, 05/01/2029 (A)		845	789
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)		740	645
Match Group Holdings II
5.625%, 02/15/2029 (A)		155	151
3.625%, 10/01/2031 (A)		115	98
McClatchy
11.000%, 07/15/2027 (A)		242	265
Melco Resorts Finance
7.625%, 04/17/2032 (A)		525	527
MercadoLibre
3.125%, 01/14/2031		240	208
NCL
8.125%, 01/15/2029 (A)		230	242
5.875%, 03/15/2026 (A)		50	50
Newell Brands
6.625%, 05/15/2032		180	181
6.375%, 09/15/2027		70	70
6.375%, 05/15/2030		115	115
5.700%, 04/01/2026		76	76
Penske Automotive Group
3.750%, 06/15/2029		593	539
Phinia
6.750%, 04/15/2029 (A)		250	255
6.625%, 10/15/2032 (A)		180	179
Rakuten Group
8.125%, H15T5Y + 4.250%(A)(C)(D)		270	266
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)		325	329
6.000%, 02/01/2033 (A)		250	249
5.625%, 09/30/2031 (A)		500	492
4.250%, 07/01/2026 (A)		140	137
Sally Holdings
6.750%, 03/01/2032		120	120
Sands China
5.400%, 08/08/2028		240	238
3.250%, 08/08/2031		200	171
2.850%, 03/08/2029		200	178
SeaWorld Parks & Entertainment
5.250%, 08/15/2029 (A)		622	594
TUI Cruises GmbH
6.500%, 05/15/2026 (A)	EUR	66	69
Viking Cruises
9.125%, 07/15/2031 (A)		$370	398

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VOC Escrow
5.000%, 02/15/2028 (A)	$250	$243
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	485	429
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,095	1,125
WW International
4.500%, 04/15/2029 (A)	260	52
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	70	73
Yum! Brands
4.750%, 01/15/2030 (A)	79	76
ZF North America Capital
7.125%, 04/14/2030 (A)	280	275
6.875%, 04/23/2032 (A)	310	294

		21,440

Consumer Staples — 0.8%
Chobani Holdco II
8.750%, 10/01/2029 (A)	105	111
Constellation Brands
3.150%, 08/01/2029	560	516
Fiesta Purchaser
9.625%, 09/15/2032 (A)	469	491
Kraft Heinz Foods
4.375%, 06/01/2046	1,561	1,264
Kronos Acquisition Holdings
8.250%, 06/30/2031 (A)	240	229
Post Holdings
6.375%, 03/01/2033 (A)	730	714
Simmons Foods
4.625%, 03/01/2029 (A)	90	83
United Natural Foods
6.750%, 10/15/2028 (A)	420	414
US Foods
4.750%, 02/15/2029 (A)	461	441

		4,263

Energy — 5.6%
Aethon United BR
7.500%, 10/01/2029 (A)	185	189
Antero Midstream Partners
6.625%, 02/01/2032 (A)	455	458
Archrock Partners
6.625%, 09/01/2032 (A)	340	340
Blue Racer Midstream
7.250%, 07/15/2032 (A)	320	329
7.000%, 07/15/2029 (A)	130	133
Buckeye Partners
6.875%, 07/01/2029 (A)	430	435
Chord Energy Corp
6.375%, 06/01/2026 (A)	430	430

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Civitas Resources
8.375%, 07/01/2028 (A)	$245	$255
CNX Midstream Partners
4.750%, 04/15/2030 (A)	300	274
CNX Resources
7.250%, 03/01/2032 (A)	220	224
Columbia Pipelines Operating
6.036%, 11/15/2033 (A)	595	610
CQP Holdco
5.500%, 06/15/2031 (A)	689	658
Crescent Energy Finance
7.625%, 04/01/2032 (A)	60	60
7.375%, 01/15/2033 (A)	705	684
Delek Logistics Partners
8.625%, 03/15/2029 (A)	285	295
Ecopetrol
8.375%, 01/19/2036	340	328
6.875%, 04/29/2030	810	790
Energy Transfer
7.125%, H15T5Y + 5.306%(C)(D)	50	50
EQM Midstream Partners
7.500%, 06/01/2030 (A)	160	170
Expand Energy
4.750%, 02/01/2032	865	805
Genesis Energy
7.875%, 05/15/2032	495	485
7.750%, 02/01/2028	325	325
Global Partners
6.875%, 01/15/2029	380	377
Hilcorp Energy I
8.375%, 11/01/2033 (A)	300	306
Howard Midstream Energy Partners
8.875%, 07/15/2028 (A)	430	452
7.375%, 07/15/2032 (A)	415	421
Kinetik Holdings
5.875%, 06/15/2030 (A)	545	537
Kodiak Gas Services
7.250%, 02/15/2029 (A)	618	630
Marathon Petroleum
3.800%, 04/01/2028	305	294
Matador Resources
6.875%, 04/15/2028 (A)	540	548
6.500%, 04/15/2032 (A)	260	257
6.250%, 04/15/2033 (A)	378	366
MPLX
4.800%, 02/15/2029	230	228
Murphy Oil
6.000%, 10/01/2032	276	265
Nabors Industries
7.375%, 05/15/2027 (A)	353	353
Noble Finance II
8.000%, 04/15/2030 (A)	900	909

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Northern Oil & Gas
8.125%, 03/01/2028 (A)	$250	$254
NuStar Logistics
6.375%, 10/01/2030	475	476
Occidental Petroleum
7.950%, 06/15/2039	600	684
7.150%, 05/15/2028	190	199
6.625%, 09/01/2030	650	680
4.400%, 08/15/2049	20	14
ONEOK
6.350%, 01/15/2031	305	321
Pan American Energy
8.500%, 04/30/2032 (A)	350	372
Permian Resources Operating
9.875%, 07/15/2031 (A)	490	539
7.000%, 01/15/2032 (A)	200	203
6.250%, 02/01/2033 (A)	285	281
5.875%, 07/01/2029 (A)	210	206
Petroleos de Venezuela
6.000%, 05/16/2024 (B)	3,790	388
6.000%, 11/15/2026 (B)	1,110	114
5.500%, 04/12/2037 (B)	130	13
5.375%, 04/12/2027 (B)	2,570	274
Petroleos Mexicanos
7.690%, 01/23/2050	406	306
6.950%, 01/28/2060	207	142
6.490%, 01/23/2027	73	71
5.350%, 02/12/2028	180	164
4.500%, 01/23/2026	40	39
Petroleos Mexicanos MTN
6.750%, 09/21/2047	16	11
Plains All American Pipeline
8.895%, TSFR3M + 4.372%(C)(D)	560	556
Prairie Acquiror
9.000%, 08/01/2029 (A)	665	685
Puma International Financing
7.750%, 04/25/2029 (A)	350	356
Range Resources
8.250%, 01/15/2029	50	51
4.750%, 02/15/2030 (A)	380	357
Rockies Express Pipeline
7.500%, 07/15/2038 (A)	90	89
6.875%, 04/15/2040 (A)	60	57
Sitio Royalties Operating Partnership
7.875%, 11/01/2028 (A)	1,106	1,137
SM Energy
7.000%, 08/01/2032 (A)	290	286
6.750%, 08/01/2029 (A)	180	178
Summit Midstream Holdings
8.625%, 10/31/2029 (A)	825	856
Sunoco
7.250%, 05/01/2032 (A)	230	237
7.000%, 05/01/2029 (A)	300	308

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 05/15/2029	$200	$188
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	365	366
6.000%, 12/31/2030 (A)	165	156
TechnipFMC
6.500%, 02/01/2026 (A)	740	739
Transocean
8.750%, 02/15/2030 (A)	60	61
8.500%, 05/15/2031 (A)	120	118
8.250%, 05/15/2029 (A)	120	118
Transocean Poseidon
6.875%, 02/01/2027 (A)	213	213
Transocean Titan Financing
8.375%, 02/01/2028 (A)	190	194
USA Compression Partners
7.125%, 03/15/2029 (A)	440	448
Venture Global Calcasieu Pass
6.250%, 01/15/2030 (A)	400	404
4.125%, 08/15/2031 (A)	200	179
Venture Global LNG
9.875%, 02/01/2032 (A)	220	242
8.125%, 06/01/2028 (A)	750	780
7.000%, 01/15/2030 (A)	400	406
Wildfire Intermediate Holdings
7.500%, 10/15/2029 (A)	185	178

		29,964

Financials — 11.0%
Acrisure
8.250%, 02/01/2029 (A)	180	186
6.000%, 08/01/2029 (A)	645	619
4.250%, 02/15/2029 (A)	430	404
AG Issuer
6.250%, 03/01/2028 (A)	786	779
AG TTMT Escrow Issuer
8.625%, 09/30/2027 (A)	90	93
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	420	417
Ally Financial
4.700%, H15T7Y + 3.481%(C)(D)	1,235	1,079
American International Group
3.400%, 06/30/2030	215	198
APH Somerset Investor 2
7.875%, 11/01/2029 (A)	765	775
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	826	858
Aviation Capital Group
1.950%, 01/30/2026 (A)	330	320
Avolon Holdings Funding
4.250%, 04/15/2026 (A)	90	89
2.875%, 02/15/2025 (A)	1,170	1,166
B3 - Brasil Bolsa Balcao
4.125%, 09/20/2031 (A)	300	265

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco do Brasil
8.748%, H15T10Y + 4.398%(C)(D)		$349	$350
Banco Mercantil del Norte
8.750%, H15T10Y + 4.299%(A)(C)(D)		1,150	1,145
7.500%, H15T10Y + 5.470%(A)(C)(D)		570	549
5.875%, H15T5Y + 4.643%(A)(C)(D)		1,340	1,279
Banco Santander
6.921%, 08/08/2033		600	630
4.250%, 04/11/2027		200	197
3.306%, 06/27/2029		400	371
2.746%, 05/28/2025		600	594
Bank of America
5.202%, SOFRRATE + 1.630%, 04/25/2029 (C)		995	1,000
3.419%, TSFR3M + 1.302%, 12/20/2028 (C)		1,975	1,893
Bank of America MTN
5.015%, SOFRRATE + 2.160%, 07/22/2033 (C)		525	515
3.824%, TSFR3M + 1.837%, 01/20/2028 (C)		1,425	1,396
Bank of New York Mellon MTN
4.596%, SOFRRATE + 1.755%, 07/26/2030 (C)		75	74
Barclays
7.125%, GUKG5 + 6.579%(C)(D)	GBP	700	878
2.852%, SOFRRATE + 2.714%, 05/07/2026 (C)		$725	719
Belron UK Finance
5.750%, 10/15/2029 (A)		215	213
BNP Paribas
7.750%, H15T5Y + 4.899%(A)(C)(D)		270	276
BPCE
4.625%, 09/12/2028 (A)		250	244
2.277%, SOFRRATE + 1.312%, 01/20/2032 (A)(C)		375	306
BroadStreet Partners
5.875%, 04/15/2029 (A)		840	813
Citigroup
4.910%, SOFRRATE + 2.086%, 05/24/2033 (C)		535	517
4.125%, 07/25/2028		1,360	1,322
4.000%, H15T5Y + 3.597%(C)(D)		250	244
Cooperatieve Rabobank UA
4.625%, EUSA5 + 4.098%(C)(D)	EUR	800	827
Credit Agricole
8.125%, USSW5 + 6.185%(A)(C)(D)		$300	306
Deutsche Bank
6.000%, H15T5Y + 4.524%(C)(D)		200	196
First Horizon National
4.000%, 05/26/2025		585	582
Focus Financial Partners
6.750%, 09/15/2031 (A)		977	973

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Freedom Mortgage
6.625%, 01/15/2027 (A)	$710	$710
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	240	248
HSBC Holdings
4.950%, 03/31/2030	226	224
1.645%, SOFRRATE + 1.538%, 04/18/2026 (C)	1,000	990
HUB International
7.375%, 01/31/2032 (A)	300	305
Intercontinental Exchange
2.100%, 06/15/2030	750	648
Intesa Sanpaolo
7.800%, 11/28/2053 (A)	530	592
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	330	330
Itau Unibanco Holding
4.625%, H15T5Y + 3.222%(A)(C)(D)	720	716
Jane Street Group
7.125%, 04/30/2031 (A)	310	319
6.125%, 11/01/2032 (A)	620	614
JPMorgan Chase
4.912%, SOFRRATE + 2.080%, 07/25/2033 (C)	530	518
4.323%, SOFRRATE + 1.560%, 04/26/2028 (C)	1,870	1,848
2.956%, TSFR3M + 2.515%, 05/13/2031 (C)	230	206
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)	350	359
M&T Bank
5.053%, SOFRRATE + 1.850%, 01/27/2034 (C)	495	474
Mcclatchy Media
8.000%, 03/01/2028 (A)	1,154	1,200
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	1,195	1,169
Morgan Stanley
4.210%, SOFRRATE + 1.610%, 04/20/2028 (C)	1,820	1,794
Morgan Stanley MTN
5.164%, SOFRRATE + 1.590%, 04/20/2029 (C)	815	817
4.889%, SOFRRATE + 2.076%, 07/20/2033 (C)	525	509
3.950%, 04/23/2027	565	554
1.794%, SOFRRATE + 1.034%, 02/13/2032 (C)	585	477
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (A)	185	180
Nationwide Building Society
3.960%, US0003M + 1.855%, 07/18/2030 (A)(C)	450	426

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NatWest Group
4.500%, GUKG5 + 3.992%(C)(D)	GBP	760	$864
Navient
9.375%, 07/25/2030		$420	449
5.500%, 03/15/2029		329	310
OneMain Finance
6.625%, 05/15/2029		425	430
Oxford Finance
6.375%, 02/01/2027 (A)		330	326
PNC Financial Services Group
6.200%, H15T5Y + 3.238%(C)(D)		1,260	1,265
Rocket Mortgage
3.625%, 03/01/2029 (A)		360	326
Ryan Specialty
5.875%, 08/01/2032 (A)		330	327
SBA Tower Trust
4.831%, 10/15/2029 (A)		750	733
Shift4 Payments
6.750%, 08/15/2032 (A)		150	153
Starwood Property Trust
7.250%, 04/01/2029 (A)		160	164
6.500%, 07/01/2030 (A)		530	531
State Street
6.700%, H15T5Y + 2.613%(C)(D)		100	102
StoneX Group
7.875%, 03/01/2031 (A)		445	465
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (C)		200	208
Truist Financial
6.669%, H15T5Y + 3.003%(C)(D)		1,025	1,019
UBS Group
9.250%, H15T5Y + 4.745%(A)(C)(D)		480	519
7.750%, USISSO05 + 4.160%(A)(C)(D)		270	281
4.550%, 04/17/2026		802	799
3.875%, H15T5Y + 3.098%(A)(C)(D)		1,232	1,181
3.869%, US0003M + 1.410%, 01/12/2029 (A)(C)		600	578
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(C)		340	284
United Wholesale Mortgage
5.500%, 04/15/2029 (A)		451	434
USI
7.500%, 01/15/2032 (A)		230	238
VFH Parent
7.500%, 06/15/2031 (A)		285	293
Wells Fargo
7.625%, H15T5Y + 3.606%(C)(D)		500	530
6.850%, H15T5Y + 2.767%(C)(D)		425	439
5.875%(C)(D)		495	494
Wells Fargo MTN
4.897%, SOFRRATE + 2.100%, 07/25/2033 (C)		1,155	1,116

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.100%, 06/03/2026		$1,475	$1,459
Yapi ve Kredi Bankasi
9.250%, H15T5Y + 5.278%, 01/17/2034 (A)(C)		340	354

			58,555

Health Care — 2.5%
AdaptHealth
6.125%, 08/01/2028 (A)		475	465
5.125%, 03/01/2030 (A)		265	240
4.625%, 08/01/2029 (A)		205	184
Amgen
5.250%, 03/02/2033		840	834
AthenaHealth Group
6.500%, 02/15/2030 (A)		865	822
Bayer US Finance II
4.375%, 12/15/2028 (A)		300	288
4.250%, 12/15/2025 (A)		500	497
Becton Dickinson
2.823%, 05/20/2030		585	524
CAB SELAS
3.375%, 02/01/2028 (A)	EUR	325	313
CVS Health
4.300%, 03/25/2028		$890	862
3.750%, 04/01/2030		550	504
DaVita
3.750%, 02/15/2031 (A)		759	657
LifePoint Health
9.875%, 08/15/2030 (A)		310	334
5.375%, 01/15/2029 (A)		830	728
Medline Borrower
6.250%, 04/01/2029 (A)		120	121
5.250%, 10/01/2029 (A)		610	589
3.875%, 04/01/2029 (A)		850	787
Molina Healthcare
6.250%, 01/15/2033 (A)		600	593
Perrigo Finance Unlimited
6.125%, 09/30/2032		165	161
Prime Healthcare Services
9.375%, 09/01/2029 (A)		310	302
Select Medical
6.250%, 12/01/2032 (A)		825	794
Sotera Health Holdings
7.375%, 06/01/2031 (A)		300	304
Team Health Holdings
13.500%cash/0% PIK, 06/30/2028 (A)		542	599
Tenet Healthcare
6.125%, 06/15/2030		311	309
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046		700	503

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Verisure Holding
3.250%, 02/15/2027 (A)	EUR	375	$382
Zoetis
2.000%, 05/15/2030		$1,030	886

			13,582

Industrials — 5.7%
Adani Ports & Special Economic Zone
4.000%, 07/30/2027		1,825	1,644
Advanced Drainage Systems
6.375%, 06/15/2030 (A)		200	200
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)		520	376
4.000%, 08/11/2041 (A)		640	478
Air Lease MTN
3.750%, 06/01/2026		560	551
American Airlines
5.750%, 04/20/2029 (A)		511	507
5.500%, 04/20/2026 (A)		83	83
American News
8.500%cash/0% PIK, 09/01/2026 (A)		1,127	1,257
APi Group DE
4.125%, 07/15/2029 (A)		906	828
Arcosa
6.875%, 08/15/2032 (A)		120	122
4.375%, 04/15/2029 (A)		355	331
BCPE Empire Holdings
7.625%, 05/01/2027 (A)		430	428
Boeing
5.805%, 05/01/2050		330	307
5.150%, 05/01/2030		140	138
3.450%, 11/01/2028		355	332
3.250%, 03/01/2028		395	371
Bombardier
7.875%, 04/15/2027 (A)		102	102
7.000%, 06/01/2032 (A)		280	285
Cargo Aircraft Management
4.750%, 02/01/2028 (A)		225	223
CoreCivic
4.750%, 10/15/2027		570	556
Dealer Tire
8.000%, 02/01/2028 (A)		1,136	1,116
Deluxe
8.125%, 09/15/2029 (A)		145	147
DP World MTN
5.625%, 09/25/2048 (A)		250	237
Garda World Security
8.375%, 11/15/2032 (A)		245	249
8.250%, 08/01/2032 (A)		195	198
7.750%, 02/15/2028 (A)		175	181
GFL Environmental
6.750%, 01/15/2031 (A)		210	216
4.000%, 08/01/2028 (A)		713	675

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	$320	$317
5.625%, 06/01/2029 (A)	620	596
GYP Holdings III
4.625%, 05/01/2029 (A)	335	316
Hertz
12.625%, 07/15/2029 (A)	218	232
Hillenbrand
6.250%, 02/15/2029	217	217
3.750%, 03/01/2031	414	362
Husky Injection Molding Systems
9.000%, 02/15/2029 (A)	590	616
Johnson Controls International
4.900%, 12/01/2032	140	136
Madison IAQ
5.875%, 06/30/2029 (A)	330	312
Mexico City Airport Trust
5.500%, 10/31/2046	200	160
5.500%, 07/31/2047	892	718
4.250%, 10/31/2026 (A)	210	205
3.875%, 04/30/2028 (A)	1,190	1,114
MHP Lux
6.950%, 04/03/2026	984	911
MV24 Capital BV
6.748%, 06/01/2034 (A)	1,963	1,856
OneSky Flight
8.875%, 12/15/2029 (A)	620	620
Otis Worldwide
2.565%, 02/15/2030	1,335	1,186
Rand Parent
8.500%, 02/15/2030 (A)	590	593
Regal Rexnord
6.300%, 02/15/2030	535	550
RXO
7.500%, 11/15/2027 (A)	365	375
Spirit AeroSystems
9.750%, 11/15/2030 (A)	525	581
Standard Building Solutions
6.500%, 08/15/2032 (A)	575	576
Standard Industries
4.375%, 07/15/2030 (A)	455	417
Stanley Black & Decker
4.250%, 11/15/2028	610	595
Terex
6.250%, 10/15/2032 (A)	205	201
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (A)	1,146	1,145
TK Elevator US Newco
5.250%, 07/15/2027 (A)	380	372
TransDigm
7.125%, 12/01/2031 (A)	15	16
6.750%, 08/15/2028 (A)	380	383
6.625%, 03/01/2032 (A)	250	252

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 05/01/2029	$479	$452
4.625%, 01/15/2029	95	89
Veritiv Operating
10.500%, 11/30/2030 (A)	25	27
Vertiv Group
4.125%, 11/15/2028 (A)	230	217
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	303	305
7.875%, 05/01/2027 (A)	720	701
VT Topco
8.500%, 08/15/2030 (A)	455	482
XPO
7.125%, 02/01/2032 (A)	270	276

		30,617

Information Technology — 2.8%
Ahead DB Holdings
6.625%, 05/01/2028 (A)	559	548
Amentum Holdings
7.250%, 08/01/2032 (A)	130	131
Broadcom
3.500%, 02/15/2041 (A)	495	387
3.469%, 04/15/2034 (A)	165	143
3.419%, 04/15/2033 (A)	1,080	945
3.187%, 11/15/2036 (A)	53	43
Castle US Holding
9.500%, 02/15/2028 (A)	1,334	616
Central Parent
7.250%, 06/15/2029 (A)	200	198
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	656	611
Cloud Software Group
8.250%, 06/30/2032 (A)	763	786
CommScope
8.250%, 03/01/2027 (A)	350	335
6.000%, 03/01/2026 (A)	300	298
Dell International
6.020%, 06/15/2026	1,017	1,031
5.300%, 10/01/2029	75	76
Diebold Nixdorf
7.750%, 03/31/2030 (A)	595	611
Elastic
4.125%, 07/15/2029 (A)	485	450
Gen Digital
7.125%, 09/30/2030 (A)	280	287
Imola Merger
4.750%, 05/15/2029 (A)	494	468
ION Trading Technologies Sarl
9.500%, 05/30/2029 (A)	200	210
McAfee
7.375%, 02/15/2030 (A)	1,157	1,124
NXP BV
3.400%, 05/01/2030	215	197

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oracle
6.250%, 11/09/2032		$2,035	$2,157
2.950%, 04/01/2030		98	88
2.875%, 03/25/2031		510	449
Prosus MTN
4.027%, 08/03/2050 (A)		560	376
3.061%, 07/13/2031 (A)		300	252
SNF Group
3.375%, 03/15/2030 (A)		310	272
Sprint Capital
8.750%, 03/15/2032		480	573
TeamSystem
3.500%, 02/15/2028 (A)	EUR	300	306
United Group BV
4.625%, 08/15/2028 (A)		450	462
Virtusa
7.125%, 12/15/2028 (A)		$328	312

			14,742

Materials — 1.3%
Anglo American Capital
5.625%, 04/01/2030 (A)		500	506
AngloGold Ashanti Holdings
3.750%, 10/01/2030		730	660
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)		1,104	155
Ardagh Packaging Finance
5.250%, 08/15/2027 (A)		259	147
Avient
7.125%, 08/01/2030 (A)		355	363
Axalta Coating Systems
3.375%, 02/15/2029 (A)		642	583
Berry Global
1.570%, 01/15/2026		305	294
Chemours
8.000%, 01/15/2033 (A)		260	254
4.625%, 11/15/2029 (A)		455	395
Cleveland-Cliffs
6.875%, 11/01/2029 (A)		235	232
Huntsman International
4.500%, 05/01/2029		355	338
Ingevity
3.875%, 11/01/2028 (A)		515	471
LABL
8.625%, 10/01/2031 (A)		575	532
Methanex US Operations
6.250%, 03/15/2032 (A)		310	307
Newmont
3.250%, 05/13/2030		150	138
Olympus Water US Holding
7.250%, 06/15/2031 (A)		365	371
Sasol Financing USA
5.500%, 03/18/2031		240	202

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Scotts Miracle-Gro
4.000%, 04/01/2031	$586	$511
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)	70	73
Suzano Austria GmbH
3.125%, 01/15/2032	290	241
WR Grace Holdings
5.625%, 08/15/2029 (A)	475	437

		7,210

Real Estate — 0.9%
Agree
2.900%, 10/01/2030	165	146
Alexandria Real Estate Equities
3.375%, 08/15/2031	355	318
Anywhere Real Estate Group
5.750%, 01/15/2029 (A)	315	252
CoStar Group
2.800%, 07/15/2030 (A)	585	511
Essex Portfolio
3.000%, 01/15/2030	370	335
MPT Operating Partnership
5.250%, 08/01/2026	340	313
5.000%, 10/15/2027	270	228
Prologis
1.750%, 07/01/2030	280	236
Realty Income
3.200%, 01/15/2027	560	543
2.850%, 12/15/2032	355	300
Uniti Group
4.750%, 04/15/2028 (A)	395	370
WP Carey
4.250%, 10/01/2026	650	642
XHR
4.875%, 06/01/2029 (A)	698	658

		4,852

Utilities — 0.8%
Alliant Energy Finance
4.250%, 06/15/2028 (A)	115	111
American Electric Power
2.300%, 03/01/2030	280	244
Berkshire Hathaway Energy
4.250%, 10/15/2050	165	130
California Buyer
6.375%, 02/15/2032 (A)	650	648
Eskom Holdings SOC MTN
6.350%, 08/10/2028	300	298
Lightning Power
7.250%, 08/15/2032 (A)	390	401
NiSource
3.600%, 05/01/2030	50	47

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pike
8.625%, 01/31/2031 (A)	$50	$53
5.500%, 09/01/2028 (A)	693	666
Sempra
3.400%, 02/01/2028	1,005	961
Southern California Edison
4.200%, 03/01/2029	420	407
Vistra Operations
6.875%, 04/15/2032 (A)	200	205

		4,171

Total Corporate Obligations
(Cost $214,935) ($ Thousands)		203,386

ASSET-BACKED SECURITIES — 13.1%
Automotive — 2.0%

Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl E
7.917%, 05/17/2032(A)	783	797
Carmax Select Receivables Trust, Ser 2024-A, Cl D
6.270%, 12/16/2030	1,000	1,016
Exeter Automobile Receivables Trust, Ser 2024-3A, Cl E
7.840%, 10/15/2031(A)	1,156	1,176
Exeter Automobile Receivables Trust, Ser 2024-4A, Cl E
7.650%, 02/17/2032(A)	1,480	1,494
FCCU Auto Receivables Trust, Ser 2024-1A, Cl C
6.000%, 10/15/2030(A)	1,000	1,011
FCCU Auto Receivables Trust, Ser 2024-1A, Cl D
6.780%, 07/15/2032(A)	1,000	1,010
LAD Auto Receivables Trust, Ser 2024-2A, Cl D
6.370%, 10/15/2031(A)	1,200	1,220
PenFed Auto Receivables Owner Trust, Ser 2024-A, Cl D
5.780%, 09/15/2032(A)	685	674
SCCU Auto Receivables Trust, Ser 2024-1A, Cl D
6.250%, 07/15/2032(A)	1,000	997
Westlake Automobile Receivables Trust, Ser 2022-2A, Cl D
5.480%, 09/15/2027(A)	1,000	1,005
		10,400

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mortgage Related Securities — 1.1%

Towd Point Mortgage Trust, Ser 2024-CES3, Cl A1
6.290%, 05/25/2064(A)(C)	$881	$889
Towd Point Mortgage Trust, Ser 2024-CES3, Cl A2
6.413%, 05/25/2064(A)(C)	1,000	1,006
Unlock HEA Trust, Ser 2024-1, Cl A
7.000%, 04/25/2039(A)	1,017	1,010
Unlock HEA Trust, Ser 2024-2, Cl A
6.500%, 10/25/2039(A)	996	973
Unlock HEA Trust, Ser 2024-2, Cl B
7.500%, 10/25/2039(A)	500	481
Unlock HEA Trust, Ser 2024-2, Cl C
6.000%, 10/25/2039(A)	500	362
Vista Point Securitization Trust, Ser 2024-CES1, Cl M1
7.482%, 05/25/2054(A)(E)	1,000	1,006
		5,727

Other Asset-Backed Securities — 10.0%

Affirm Asset Securitization Trust, Ser 2024-A, Cl 1C
6.160%, 02/15/2029(A)	2,000	2,016
Affirm Asset Securitization Trust, Ser 2024-X2, Cl D
6.080%, 12/17/2029(A)	500	501
ALLO Issuer, Ser 2024-1A, Cl B
7.150%, 07/20/2054(A)	1,000	1,019
ALLO Issuer, Ser 2024-1A, Cl C
11.190%, 07/20/2054(A)	1,000	1,061
AMMC CLO, Ser 2024-30A, Cl D
9.156%, TSFR3M + 4.500%, 01/15/2037(A)(C)	250	255
Apidos Loan Fund, Ser 2024-1A, Cl D
7.826%, TSFR3M + 3.200%, 04/25/2035(A)(C)	200	200
Bayview Opportunity Master Fund VII, Ser 2024-EDU1, Cl C
6.369%, SOFR30A + 1.800%, 06/25/2047(A)(C)	1,023	1,029
Birch Grove CLO, Ser 2024-19A, Cl D1RR
8.498%, TSFR3M + 3.850%, 07/17/2037(A)(C)	220	226
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl C
6.380%, 01/15/2031(A)	1,250	1,251
Capital Automotive REIT, Ser 2024-2A, Cl A2
5.250%, 05/15/2054(A)	994	979
CARS-DB7, Ser 2023-1A, Cl B
7.750%, 09/15/2053(A)	1,300	1,318

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ser 2024-3A, Cl D1R
8.317%, TSFR3M + 3.700%, 04/20/2037(A)(C)	$210	$213
College Ave Student Loans, Ser 2024-B, Cl B
6.080%, 08/25/2054(A)	1,000	1,007
CQS US CLO, Ser 2024-1A, Cl D1R
8.017%, TSFR3M + 3.400%, 01/20/2035(A)(C)	1,850	1,847
FIGRE Trust, Ser 2024-SL1, Cl M1
6.027%, 07/25/2053(A)(C)	1,000	997
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/2054(A)	1,000	1,017
Frontier Issuer, Ser 2024-1, Cl B
7.020%, 06/20/2054(A)	1,000	1,029
GBX Leasing, Ser 2023-1A, Cl A
6.420%, 11/20/2053(A)	980	997
Goddard Funding, Ser 2024-1A, Cl A2
6.834%, 10/30/2054(A)	1,000	1,003
GoodLeap Home Improvement Solutions Trust, Ser 2024-1A, Cl B
6.380%, 10/20/2046(A)	500	500
GreenSky Home Improvement Trust, Ser 2024-1, Cl D
7.330%, 06/25/2059(A)	1,000	1,025
GreenSky Home Improvement Trust, Ser 2024-1, Cl E
9.000%, 06/25/2059(A)	1,000	1,019
Hayfin US XV, Ser 2024-15A, Cl D1
8.877%, TSFR3M + 4.260%, 04/28/2037(A)(C)	300	303
Hilton Grand Vacations Trust, Ser 2024-2A, Cl C
5.990%, 03/25/2038(A)	806	811
Hilton Grand Vacations Trust, Ser 2024-2A, Cl D
6.910%, 03/25/2038(A)	806	823
Hilton Grand Vacations Trust, Ser 2024-3A, Cl C
5.710%, 08/27/2040(A)	1,428	1,428
HINNT, Ser 2024-A, Cl D
7.000%, 03/15/2043(A)	763	746
ITE Rail Fund Levered, Ser 2021-1A, Cl A
2.250%, 02/28/2051(A)	832	756
Mariner Finance Issuance Trust, Ser 2024-AA, Cl C
6.000%, 09/22/2036(A)	1,000	1,001
Mariner Finance Issuance Trust, Ser 2024-AA, Cl D
6.770%, 09/22/2036(A)	1,000	1,010
Marlette Funding Trust, Ser 2024-1A, Cl B
6.070%, 07/17/2034(A)	1,000	1,011
Navient Private Education Refi Loan Trust, Ser 2024-A, Cl B
6.070%, 10/15/2072(A)	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
NBC Funding, Ser 2024-1A, Cl A2
6.750%, 07/30/2054(A)	$998	$1,013
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050(A)	919	886
Ocean Trails CLO IX, Ser 2021-9A, Cl DR
8.668%, TSFR3M + 4.012%, 10/15/2034(A)(C)	500	501
OCP CLO, Ser 2024-27A, Cl DR
7.997%, TSFR3M + 3.350%, 07/16/2035(A)(C)	360	362
Octane Receivables Trust, Ser 2024-2A, Cl C
5.900%, 07/20/2032(A)	1,000	1,008
Oxford Finance Credit Fund III, Ser 2024-A, Cl A2
6.675%, 01/14/2032(A)	400	400
OZLM XI, Ser 2017-11A, Cl BR
7.151%, TSFR3M + 2.562%, 10/30/2030(A)(C)	600	599
Pagaya AI Debt Grantor Trust, Ser 2024-10, Cl E
10.412%, 06/15/2032(A)	1,000	1,005
Pagaya AI Debt Trust, Ser 2023-8, Cl B
7.958%, 06/16/2031(A)	620	633
Palmer Square Loan Funding, Ser 2024-3A, Cl CR
7.656%, TSFR3M + 3.000%, 04/15/2031(A)(C)	430	430
Planet Fitness Master Issuer, Ser 2024-1A, Cl A2I
5.765%, 06/05/2054(A)	1,000	1,004
PVOne, Ser 2023-1A, Cl A
7.250%, 07/16/2035(A)	432	432
Rad CLO, Ser 2023-22A, Cl B
7.287%, TSFR3M + 2.670%, 01/20/2037(A)(C)	950	959
Rockford Tower CLO, Ser 2023-1A, Cl C
7.817%, TSFR3M + 3.200%, 01/20/2036(A)(C)	800	805
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl C
5.830%, 06/20/2041(A)	769	769
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl D
7.480%, 06/20/2041(A)	384	385
Signal Rail I, Ser 2024-1A, Cl A
5.670%, 05/17/2054(A)	996	991
Signal Rail I, Ser 2024-1A, Cl B
6.110%, 05/17/2054(A)	996	993
SMB Private Education Loan Trust, Ser 2021-A, Cl D1
3.860%, 01/15/2053(A)	267	239

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2024-F, Cl B
5.730%, 03/16/2054(A)	$1,000	$980
Store Master Funding I-VII XIV XIX XX XXIV, Ser 2023-1A, Cl A2
6.920%, 06/20/2053(A)	1,091	1,112
Stream Innovations Issuer Trust, Ser 2024-1A, Cl A
6.270%, 07/15/2044(A)	819	838
Stream Innovations Issuer Trust, Ser 2024-2A, Cl B
6.340%, 02/15/2045(A)	500	502
Subway Funding, Ser 2024-1A, Cl A2I
6.028%, 07/30/2054(A)	1,000	1,012
Subway Funding, Ser 2024-1A, Cl A2II
6.268%, 07/30/2054(A)	1,000	1,017
Sunnova Hestia II Issuer, Ser 2024-GRID1, Cl 1A
5.630%, 07/20/2051(A)	963	969
Sunrun Atlas Issuer, Ser 2019-2, Cl A
3.610%, 02/01/2055(A)	363	338
Tenet Equity Funding, Ser 2024-1A, Cl A1
5.490%, 10/20/2054(A)	500	492
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl C
6.250%, 06/21/2050(A)	750	743
Thor, Ser 2024-A, Cl B
5.710%, 08/15/2041(A)	444	439
Thor, Ser 2024-A, Cl C
7.660%, 08/15/2041(A)	444	439
Trinitas CLO XXVI, Ser 2024-26A, Cl C
7.567%, TSFR3M + 2.950%, 01/20/2035(A)(C)	430	430
Triumph Rail Holdings, Ser 2021-2, Cl A
2.150%, 06/19/2051(A)	830	773
Whitebox CLO IV, Ser 2023-4A, Cl A1
6.767%, TSFR3M + 2.150%, 04/20/2036(A)(C)	770	773
		53,669

Total Asset-Backed Securities
(Cost $69,296) ($ Thousands)		69,796

MORTGAGE-BACKED SECURITIES — 9.7%
Agency Mortgage-Backed Obligations — 0.9%
FHLMC
6.000%, 12/01/2052	67	68
FHLMC REMIC CMO, Ser 2020-5012, Cl DI, IO
4.000%, 09/25/2050	474	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2020-5020, Cl IH, IO
3.000%, 08/25/2050	$415	$72
FHLMC STACR REMIC Trust, Ser 2020-DNA6, Cl B1
7.569%, SOFR30A + 3.000%, 12/25/2050(A)(C)	630	681
FHLMC STACR REMIC Trust, Ser 2021-DNA1, Cl M2
6.369%, SOFR30A + 1.800%, 01/25/2051(A)(C)	95	96
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl B1
7.619%, SOFR30A + 3.050%, 01/25/2034(A)(C)	590	633
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl B1
9.319%, SOFR30A + 4.750%, 02/25/2042(A)(C)	510	536
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
8.319%, SOFR30A + 3.750%, 02/25/2042(A)(C)	500	525
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
6.769%, SOFR30A + 2.200%, 05/25/2042(A)(C)	380	386
FNMA REMIC CMO, Ser 2015-30, Cl SJ, IO
0.917%, 05/25/2045(C)	1,089	94
FNMA REMIC CMO, Ser 2017-104, Cl SB, IO
1.467%, 01/25/2048(C)	757	72
FNMA REMIC CMO, Ser 2020-62, Cl GI, IO
4.000%, 06/25/2048	845	169
GNMA REMIC CMO, Ser 2010-9, Cl XD, IO
2.088%, 01/16/2040(C)	850	95
GNMA REMIC CMO, Ser 2013-124, Cl CS, IO
1.565%, 08/20/2043(C)	92	9
GNMA REMIC CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	1,045	173
GNMA REMIC CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	588	96
GNMA REMIC CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	222	29
GNMA REMIC CMO, Ser 2017-112, Cl SJ, IO
1.175%, 07/20/2047(C)	922	79
GNMA REMIC CMO, Ser 2018-122, Cl SE, IO
1.715%, 09/20/2048(C)	353	39
GNMA REMIC CMO, Ser 2018-122, Cl HS, IO
1.715%, 09/20/2048(C)	250	31
GNMA REMIC CMO, Ser 2018-124, Cl SN, IO
1.715%, 09/20/2048(C)	1,156	126
GNMA REMIC CMO, Ser 2018-67, Cl PS, IO
1.715%, 05/20/2048(C)	1,070	117

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA REMIC CMO, Ser 2018-7, Cl DS, IO
1.215%, 01/20/2048(C)	$2,080	$188
GNMA REMIC CMO, Ser 2019-1, Cl SN, IO
1.565%, 01/20/2049(C)	184	18
GNMA REMIC CMO, Ser 2019-110, Cl SD, IO
1.615%, 09/20/2049(C)	509	54
GNMA REMIC CMO, Ser 2019-110, Cl SE, IO
1.615%, 09/20/2049(C)	685	75
GNMA REMIC CMO, Ser 2019-151, Cl NI, IO
3.500%, 10/20/2049	1,666	282
GNMA REMIC CMO, Ser 2019-6, Cl SA, IO
1.565%, 01/20/2049(C)	147	15
GNMA REMIC CMO, Ser 2019-78, Cl SE, IO
1.615%, 06/20/2049(C)	114	12
GNMA REMIC CMO, Ser 2020-78, Cl DI, IO
4.000%, 06/20/2050	624	142

		5,012
Non-Agency Mortgage-Backed Obligations — 8.8%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
6.320%, TSFR1M + 1.836%, 09/15/2034(A)(C)	280	268
A&D Mortgage Trust, Ser 2024-NQM3, Cl A1
6.451%, 07/25/2069(A)(E)	939	949
BAHA Trust, Ser 2024-MAR, Cl A
6.171%, 12/10/2041(A)(C)	1,000	1,009
Banc of America Commercial Mortgage Trust, Ser 2015-UBS7, Cl AS
3.989%, 09/15/2048(C)	450	444
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
5.317%, TSFR1M + 0.919%, 03/15/2037(A)(C)	1,100	1,041
BRAVO Residential Funding Trust, Ser 2022-NQM2, Cl A1
4.272%, 11/25/2061(A)(C)	909	877
BRAVO Residential Funding Trust, Ser 2022-R1, Cl A
3.125%, 01/29/2070(A)(E)	631	626
BX Commercial Mortgage Trust, Ser 2024-AIRC, Cl C
6.987%, TSFR1M + 2.590%, 08/15/2039(A)(C)	1,000	1,005
BX Commercial Mortgage Trust, Ser 2024-BIO2, Cl B
5.899%, 08/13/2041(A)(C)	1,000	988
BX Commercial Mortgage Trust, Ser 2024-BIO2, Cl C
6.626%, 08/13/2041(A)(C)	1,000	988
CAFL Issuer, Ser 2023-RTL1, Cl A1
7.553%, 12/28/2030(A)(E)	520	528
COLT Mortgage Loan Trust, Ser 2024-INV3, Cl M1
5.924%, 09/25/2069(A)(C)	750	738

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2024-INV3, Cl A3
5.746%, 09/25/2069(A)(E)	$711	$708
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1B1
8.783%, SOFR30A + 4.214%, 07/25/2039(A)(C)	416	433
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1B1
7.669%, SOFR30A + 3.100%, 10/25/2041(A)(C)	1,020	1,048
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1B1
7.319%, SOFR30A + 2.750%, 12/25/2041(A)(C)	680	696
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
7.569%, SOFR30A + 3.000%, 04/25/2042(A)(C)	386	400
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1B1
10.119%, SOFR30A + 5.550%, 01/25/2043(A)(C)	300	329
Ellington Financial Mortgage Trust, Ser 2020-1, Cl B1
5.094%, 05/25/2065(A)(C)	600	626
ELM Trust, Ser 2024-ELM, Cl B15
5.995%, 06/10/2039(A)(C)	1,000	1,009
ELM Trust, Ser 2024-ELM, Cl C15
6.189%, 06/10/2039(A)(C)	1,000	1,009
ELM Trust, Ser 2024-ELM, Cl D15
6.674%, 06/10/2039(A)(C)	1,000	1,010
ELM Trust, Ser 2024-ELM, Cl A15
5.801%, 06/10/2039(A)(C)	1,000	1,010
FNMA Connecticut Avenue Securities, Ser 2018-C01, Cl 1B1
8.233%, SOFR30A + 3.664%, 07/25/2030(C)	570	615
GCAT Trust, Ser 2024-INV2, Cl A14
6.000%, 06/25/2054(A)(C)	850	845
GS Mortgage Securities Corportation Trust, Ser 2021-IP, Cl E
8.063%, TSFR1M + 3.664%, 10/15/2036(A)(C)	1,000	993
Harvest Commercial Capital Loan Trust, Ser 2024-1, Cl M1
6.560%, 10/25/2056(C)	986	978
Harvest Commercial Capital Loan Trust, Ser 2024-1, Cl A
6.164%, 10/25/2056	986	978
Imperial Fund Mortgage Trust, Ser 2022-NQM4, Cl A2
5.040%, 06/25/2067(A)(E)	783	779

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2021-140T, Cl A
2.287%, 03/05/2042(A)	$500	$442
JP Morgan Mortgage Trust, Ser 2024-5, Cl A9A
6.000%, 11/25/2054(A)(C)	856	851
LEX Mortgage Trust, Ser 2024-BBG, Cl A
4.874%, 10/13/2033(A)(C)	500	491
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl C
7.018%, 12/15/2056(C)	290	306
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
5.503%, TSFR1M + 1.164%, 01/25/2048(A)(C)	214	213
OBX Trust, Ser 2024-NQM16, Cl A3
5.885%, 10/25/2064(A)(E)	975	972
OBX Trust, Ser 2024-NQM17, Cl A2
5.863%, 11/25/2064(A)(E)	992	994
OBX Trust, Ser 2024-NQM8, Cl A3
6.588%, 05/25/2064(A)(E)	858	865
OBX Trust, Ser 2024-NQM8, Cl A2
6.436%, 05/25/2064(A)(E)	858	864
PRKCM Trust, Ser 2023-AFC1, Cl A3
7.304%, 02/25/2058(A)(E)	221	223
PRKCM Trust, Ser 2024-HOME1, Cl A3
6.785%, 05/25/2059(A)(E)	879	889
PRKCM Trust, Ser 2024-HOME1, Cl B1
7.784%, 05/25/2059(A)(C)	1,000	1,000
PRKCM Trust, Ser 2024-HOME1, Cl M1
6.861%, 05/25/2059(A)(C)	1,000	1,009
ROCK Trust, Ser 2024-CNTR, Cl D
7.109%, 11/13/2041(A)	650	660
ROCK Trust, Ser 2024-CNTR, Cl A
5.388%, 11/13/2041(A)	1,050	1,047
ROCK Trust, Ser 2024-CNTR, Cl C
6.471%, 11/13/2041(A)	300	303
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl M
4.250%, 11/25/2059(A)(C)	830	786
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl M
4.250%, 05/25/2060(A)(C)	640	603
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl M
4.500%, 11/25/2061(A)(C)	320	260
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A2
1.395%, 06/25/2056(A)(C)	853	737
Starwood Mortgage Residential Trust, Ser 2022-3, Cl A1
4.161%, 03/25/2067(A)(C)	788	753

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2019-4, Cl B1B
3.500%, 10/25/2059(A)(C)	$640	$493
TPG Trust, Ser 2024-WLSC, Cl A
6.530%, TSFR1M + 2.133%, 11/15/2029(A)(C)	400	400
TPG Trust, Ser 2024-WLSC, Cl B
7.327%, TSFR1M + 2.930%, 11/15/2029(A)(C)	200	200
UBS Commercial Mortgage Trust, Ser 2017-C2, Cl AS
3.740%, 08/15/2050(C)	603	577
Velocity Commercial Capital Loan Trust, Ser 2019-3, Cl M5
4.730%, 10/25/2049(A)(C)	1,210	975
Velocity Commercial Capital Loan Trust, Ser 2024-3, Cl M2
7.230%, 06/25/2054(A)(C)	991	993
Velocity Commercial Capital Loan Trust, Ser 2024-3, Cl M1
6.870%, 06/25/2054(A)(C)	980	980
Velocity Commercial Capital Loan Trust, Ser 2024-3, Cl A
6.650%, 06/25/2054(A)(C)	914	921
Verus Securitization Trust, Ser 2022-INV1, Cl B1
5.816%, 08/25/2067(A)(C)	321	317
Verus Securitization Trust, Ser 2023-8, Cl A3
6.968%, 12/25/2068(A)(E)	280	283
Verus Securitization Trust, Ser 2024-1, Cl A3
6.118%, 01/25/2069(A)(E)	557	558
Verus Securitization Trust, Ser 2024-4, Cl B1
7.643%, 06/25/2069(A)(C)	360	362
Verus Securitization Trust, Ser 2024-4, Cl A3
6.674%, 06/25/2069(A)(E)	904	912
Verus Securitization Trust, Ser 2024-4, Cl A2
6.572%, 06/25/2069(A)(E)	904	912
Verus Securitization Trust, Ser 2024-INV2, Cl M1
5.787%, 08/26/2069(A)(C)	1,000	982

		47,060
Total Mortgage-Backed Securities
(Cost $51,747) ($ Thousands)		52,072

	Shares
COMMON STOCK — 9.4%

Communication Services — 0.5%
iHeartMedia Inc *	168,843	334
Intelsat Jackson Holdings *(F)	22,561	694

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Verizon Communications Inc	44,761	$1,790

		2,818
Consumer Discretionary — 0.2%
Best Buy Co Inc	11,005	944
McDonald's Corp	1,109	322

		1,266
Consumer Staples — 2.4%
Altria Group Inc	40,787	2,133
Coca-Cola Co/The	28,995	1,805
Flowers Foods Inc	10,839	224
General Mills Inc	20,018	1,277
Hormel Foods Corp	16,954	532
Kimberly-Clark Corp	12,398	1,625
Mondelez International Inc, Cl A	21,848	1,305
PepsiCo Inc	10,058	1,529
Philip Morris International Inc	16,256	1,956
Procter & Gamble Co/The	3,592	602

		12,988
Energy — 1.0%
Chevron Corp	9,666	1,400
Exxon Mobil Corp	12,126	1,304
Hess Midstream, Cl A	5,348	198
International Seaways Inc	1,872	67
Noble Corp PLC	7,982	251
Summit Midstream Corp *	12,164	460
Williams Cos Inc/The	32,686	1,769

		5,449
Financials — 1.3%
American Financial Group Inc/OH	4,029	552
Artisan Partners Asset Management Inc, Cl A	3,559	153
Bank OZK	5,526	246
CME Group Inc, Cl A	8,803	2,044
Federated Hermes Inc, Cl B	4,518	186
Franklin Resources Inc	13,287	270
Independent Bank Corp	2,215	142
OneMain Holdings Inc, Cl A	5,990	312
Regions Financial Corp	49,458	1,163
T Rowe Price Group Inc	12,964	1,466
Victory Capital Holdings Inc, Cl A	1,734	114
Western Union Co/The	18,136	192

		6,840
Health Care — 1.9%
AbbVie Inc	11,566	2,055
Amgen Inc, Cl A	4,051	1,056
Gilead Sciences Inc	19,811	1,830
Johnson & Johnson	13,700	1,981
Medtronic PLC	17,478	1,396
Merck & Co Inc	17,448	1,736

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Premier Inc, Cl A	6,956	$148

		10,202
Industrials — 0.5%
Hertz Global Holdings Inc *	33,896	124
Illinois Tool Works Inc	417	106
MSC Industrial Direct Co Inc, Cl A	2,443	182
PACCAR Inc	15,962	1,660
Watsco Inc	687	326

		2,398
Information Technology — 0.6%
Cisco Systems Inc	26,711	1,581
Qlik Parent Inc, Cl A *(F)	56	92
Qlik Parent Inc, Cl B *	13,812	—
Texas Instruments Inc	7,708	1,445

		3,118
Materials — 0.3%
Arctic Canadian Diamond Company *(F)	824	95
LyondellBasell Industries NV, Cl A	14,513	1,078
Sonoco Products Co	4,872	238

		1,411
Real Estate — 0.7%
EastGroup Properties Inc ‡	2,583	415
Essential Properties Realty Trust Inc ‡	8,712	272
Gaming and Leisure Properties Inc ‡	14,040	676
Lamar Advertising Co, Cl A ‡	4,685	570
VICI Properties, Cl A ‡	53,843	1,573

		3,506
Total Common Stock
(Cost $45,278) ($ Thousands)		49,996

FOREIGN COMMON STOCK — 7.7%

Canada — 0.6%
Energy — 0.5%
Enbridge Inc	35,158	1,491
Pembina Pipeline Corp, Cl Common Subs. Receipt	30,275	1,118
Peyto Exploration & Development Corp, Cl Common Subs. Receipt	10,308	123

		2,732

Financials — 0.1%
Great-West Lifeco Inc	14,862	493

		3,225

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
China — 0.1%
Financials — 0.1%
BOC Hong Kong Holdings Ltd	200,445	$644

Denmark — 0.0%
Financials — 0.0%
Sydbank AS	3,293	174

France — 0.5%
Communication Services — 0.2%
Orange SA	105,966	1,057

Consumer Discretionary — 0.0%
La Francaise des Jeux SAEM	5,369	207

Energy — 0.1%
Gaztransport Et Technigaz SA	1,884	251

Health Care — 0.2%
Sanofi SA	12,140	1,178

Industrials — 0.0%
Societe BIC SA	1,198	79

		2,772

Germany — 0.3%
Communication Services — 0.0%
Freenet AG	7,110	203

Consumer Discretionary — 0.3%
Mercedes-Benz Group AG	25,044	1,396

Real Estate — 0.0%
Sirius Real Estate Ltd	84,820	83

		1,682

Hong Kong — 0.6%
Communication Services — 0.0%
HKT Trust & HKT Ltd	197,586	244

Consumer Discretionary — 0.0%
Bosideng International Holdings Ltd	183,920	92

Financials — 0.5%
China CITIC Bank Corp Ltd, Cl H	489,770	338

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
China Construction Bank Corp, Cl H	2,476,157	$2,066

		2,404

Industrials — 0.0%
SITC International Holdings Co Ltd	71,531	191

Utilities — 0.1%
CK Infrastructure Holdings Ltd	34,145	254

		3,185

India — 0.2%
Information Technology — 0.2%
HCL Technologies Ltd	50,333	1,127

Indonesia — 0.4%
Financials — 0.3%
Bank Mandiri Persero Tbk PT	2,160,692	765
Bank Rakyat Indonesia Persero Tbk PT	4,111,762	1,043

		1,808

Industrials — 0.1%
Astra International	1,144,073	348

		2,156

Italy — 0.3%
Energy — 0.1%
Tenaris	22,734	429

Financials — 0.2%
Azimut Holding SpA	5,958	148
FinecoBank Banca Fineco SpA	14,896	260
Poste Italiane SpA	28,394	402
Unipol Gruppo SpA	22,332	279

		1,089

Utilities — 0.0%
Italgas SpA	25,503	143

		1,661

Japan — 0.5%
Communication Services — 0.1%
SoftBank Corp	155,730	197

Consumer Discretionary — 0.0%
USS Co Ltd	22,224	193

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Consumer Staples — 0.3%
Japan Tobacco Inc	57,222	$1,470

Industrials — 0.0%
COMSYS Holdings Corp	6,029	124
Kamigumi Co Ltd	4,560	99

		223

Materials — 0.0%
Yamato Kogyo Co Ltd	1,949	92

Real Estate — 0.1%
Daito Trust Construction Co Ltd	3,150	352

		2,527

Malaysia — 0.3%
Energy — 0.0%
Petronas Dagangan Bhd	15,538	67

Financials — 0.2%
Malayan Banking Bhd	284,010	650
Public Bank Bhd	678,626	692

		1,342

Utilities — 0.1%
Petronas Gas Bhd	43,248	171

		1,580

Netherlands — 0.2%
Communication Services — 0.1%
Koninklijke KPN NV	209,198	761

Financials — 0.1%
ASR Nederland NV	8,665	411

		1,172

Singapore — 0.9%
Consumer Discretionary — 0.1%
Genting Singapore Ltd	336,507	189

Financials — 0.8%
DBS Group Holdings Ltd	62,482	2,002
Oversea-Chinese Banking Corp Ltd	185,421	2,269

		4,271

Industrials — 0.0%
ComfortDelGro Corp Ltd	114,449	124

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Information Technology — 0.0%
Venture Corp Ltd	15,875	$153

		4,737

South Korea — 0.1%
Communication Services — 0.0%
SK Telecom	3,012	113

Consumer Staples — 0.1%
KT&G Corp	5,369	388

		501

Spain — 0.5%
Consumer Discretionary — 0.3%
Industria de Diseno Textil SA	29,941	1,539

Financials — 0.0%
Mapfre SA	47,313	120

Industrials — 0.2%
Aena SME SA	3,863	790
Logista Integral SA	3,662	111

		901

Utilities — 0.0%
Enagas SA	13,317	162

		2,722

Sweden — 0.2%
Financials — 0.2%
Swedbank AB, Cl A	46,588	921

Switzerland — 0.7%
Financials — 0.2%
Zurich Insurance Group AG	1,823	1,086

Health Care — 0.5%
Novartis AG	14,483	1,412
Roche Holding AG	4,964	1,418

		2,830

		3,916

Taiwan — 0.6%
Communication Services — 0.2%
Chunghwa Telecom Co Ltd	204,369	770

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Continued)

Description	Shares		Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Far EasTone Telecommunications Co Ltd		81,995	$223

			993

Information Technology — 0.4%
MediaTek Inc		48,792	2,106

			3,099

United Kingdom — 0.7%
Communication Services — 0.0%
Cineworld Group PLC		6,900	173

Consumer Discretionary — 0.2%
Dunelm Group PLC		6,416	86
Games Workshop Group PLC		1,821	304
Taylor Wimpey PLC		186,486	285

			675

Consumer Staples — 0.3%
Imperial Brands PLC		49,536	1,584

Financials — 0.2%
Aviva PLC		137,502	807
Lancashire Holdings Ltd		12,145	100
OSB Group PLC		22,742	115
Schroders PLC		45,634	185

			1,207
			3,639

Total Foreign Common Stock
(Cost $37,083) ($ Thousands)			41,440
	Face Amount (Thousands)
SOVEREIGN DEBT — 7.7%

Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050(A)		$1,430	1,093
Angolan Government International Bond
9.375%, 05/08/2048		200	164
9.125%, 11/26/2049(A)		1,170	939
8.750%, 04/14/2032(A)		210	185
8.000%, 11/26/2029(A)		220	197
Argentine Republic Government International Bond
4.125%, 07/09/2027(E)		1,246	826
1.000%, 07/09/2029		262	212
0.750%, 07/09/2027(E)		2,506	1,931
0.500%, 07/09/2029	EUR	6	5
Bahrain Government International Bond MTN
5.625%, 05/18/2034(A)		$740	672

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Benin Government International Bond
4.875%, 01/19/2032(A)	EUR	1,280	$1,195
Brazil Government International Bond
5.333%, 02/15/2028		$80	79
CAB SELAS
3.375%, 02/01/2028	EUR	119	114
Colombia Government International Bond
4.125%, 05/15/2051		$630	359
3.125%, 04/15/2031		530	421
3.000%, 01/30/2030		730	604
Dominican Republic International Bond
7.450%, 04/30/2044		600	629
6.850%, 01/27/2045		460	451
6.500%, 02/15/2048(A)		1,270	1,206
4.875%, 09/23/2032		260	232
4.500%, 01/30/2030		550	503
Ecuador Government International Bond
5.000%, 07/31/2026(A)(E)		1,128	576
0.000%, 07/31/2030(A)(G)		329	180
Egypt Government International Bond
8.875%, 05/29/2050(A)		710	567
8.700%, 03/01/2049(A)		320	251
8.500%, 01/31/2047		450	349
5.875%, 02/16/2031		430	358
Guatemala Government Bond
6.125%, 06/01/2050(A)		530	470
4.900%, 06/01/2030(A)		280	263
4.875%, 02/13/2028		590	568
Indonesia Government International Bond
2.850%, 02/14/2030		900	806
1.100%, 03/12/2033	EUR	400	339
Iraq Government International Bond
5.800%, 01/15/2028		$123	119
Ivory Coast Government International Bond
7.625%, 01/30/2033(A)		420	410
6.625%, 03/22/2048	EUR	320	267
5.250%, 03/22/2030		390	381
4.875%, 01/30/2032(A)		1,210	1,101
Jamaica Government International Bond
7.875%, 07/28/2045		$740	855
Mexico Government International Bond
6.000%, 05/07/2036		290	273
3.771%, 05/24/2061		520	294
2.659%, 05/24/2031		720	584
Morocco Government International Bond
3.000%, 12/15/2032(A)		730	595
National Bank of Uzbekistan
4.850%, 10/21/2025		200	196
Nigeria Government International Bond
8.747%, 01/21/2031		1,280	1,230
7.696%, 02/23/2038(A)		690	563
Oman Government International Bond
6.250%, 01/25/2031(A)		773	793

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Pakistan Government International Bond MTN
6.000%, 04/08/2026(A)		$340	$320
Paraguay Government International Bond
6.100%, 08/11/2044		300	283
5.600%, 03/13/2048		480	418
5.400%, 03/30/2050(A)		320	271
Perusahaan Penerbit SBSN Indonesia III MTN
4.450%, 02/20/2029(A)		330	322
Qatar Government International Bond
5.103%, 04/23/2048(A)		620	588
4.817%, 03/14/2049(A)		690	623
4.625%, 06/02/2046		280	251
4.400%, 04/16/2050(A)		450	381
Republic of South Africa Government Bond
9.000%, 01/31/2040	ZAR	3,170	143
8.500%, 01/31/2037		3,190	143
6.500%, 02/28/2041		4,040	143
Republic of South Africa Government International Bond
5.650%, 09/27/2047		$950	710
4.850%, 09/27/2027		890	868
4.300%, 10/12/2028		200	187
Republic of Uzbekistan International Bond MTN
3.700%, 11/25/2030(A)		460	383
Romanian Government International Bond
7.125%, 01/17/2033		550	557
6.375%, 01/30/2034		500	477
3.375%, 01/28/2050(A)	EUR	90	61
2.875%, 05/26/2028		650	644
2.875%, 03/11/2029		1,290	1,251
2.124%, 07/16/2031(A)		250	213
Saudi Government International Bond MTN
4.500%, 04/22/2060(A)		$1,070	818
3.250%, 10/22/2030(A)		430	387
Sri Lanka Government International Bond
7.550%, 03/28/2030(A)(B)		710	447
6.850%, 11/03/2025(B)		570	369
6.750%, 04/18/2028(A)(B)		360	231
Turkey Government International Bond
7.625%, 04/26/2029		560	580
7.125%, 07/17/2032		380	377
6.875%, 03/17/2036		60	58
6.500%, 09/20/2033		900	854
6.000%, 01/14/2041		1,980	1,627
4.250%, 04/14/2026		530	521
Ukraine Government International Bond
1.750%, 08/01/2025(A)(E)		1,213	714
0.000%, 02/01/2027(A)(E)(H)		698	364

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
United Group BV
7.273%, EUR003M + 4.250%, 02/15/2031(C)	EUR	215	$223

Total Sovereign Debt
(Cost $46,220) ($ Thousands)			41,212

U.S. TREASURY OBLIGATIONS — 5.5%
U.S. Treasury Bills
4.480%, 02/27/2025 (I)		$8,766	8,708
U.S. Treasury Notes
4.375%, 05/15/2034		3,290	3,239
4.250%, 11/30/2026		4,000	3,999
0.750%, 01/31/2028		7,380	6,631
0.625%, 05/15/2030		8,010	6,573

Total U.S. Treasury Obligations
(Cost $29,362) ($ Thousands)			29,150

LOAN PARTICIPATIONS — 5.0%
AAL Delaware Holdco, Inc, Initial Term Loan, 1st Lien
7.857%, 07/30/2031		848	853
AL GCX Holdings, LLC, Initial Term Loan, 1st Lien
7.257%, 05/17/2029		175	176
Ankura Consulting Group, LLC, Term Loan, 1st Lien
0.000%, 12/17/2031 (H)		1,175	1,175
Arcis Golf, LLC, 2023 Refinancing Term Loan, 1st Lien
8.209%, 11/24/2028		683	690
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
10.000%, 06/30/2026 (F)		814	814
Bach Finance Limited, Existing Dollar Term Loan, 1st Lien
8.514%, 01/31/2028 (C)		200	202
BCPE Empire Holdings, Inc, Amendment No. 7 Refinancing Term Loan, 1st Lien
7.857%, 12/11/2028		1,500	1,506
Bleriot US Bidco, Inc, Term Loan, 1st Lien
7.079%, 10/31/2030		224	225
CBS Radio/Entercom Media, Term Loan, 1st Lien
11.687%, 10/02/2028		33	33
10.687%, 10/01/2029		1,140	1,026
Chariot Buyer, LLC, Initial Term Loan, 1st Lien
7.707%, 11/03/2028 (C)		558	560

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Construction Partners, Inc, Closing Date Loan, 1st Lien
6.838%, 11/03/2031 (C)	$200	$201
Crown Finance US, Inc, Initial Term Loan, 1st Lien
9.587%, CME Term SOFR + 5.250%, 10/31/2031 (C)	600	599
Diamond Sports Group, LLC, Dip Term Loan, 1st Lien
10.167%, 01/10/2025	48	52
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.847%, CME Term SOFR + 5.000%, 08/02/2027 (C)	341	341
Discovery Energy Holding Corporation, Initial Dollar Term Loan, 1st Lien
8.107%, 05/01/2031	425	424
Doosan Bobcat/Doosan Infracore, Term Loan, 1st Lien
6.604%, 04/20/2029	86	86
DS Admiral Bidco, LLC, Initial Term, 1st Lien
8.607%, 06/26/2031	400	387
Dynasty Acquisition Co, Inc, Initial Term B-1 Loan, 1st Lien
6.607%, 10/31/2031 (C)	869	873
Dynasty Acquisition Co, Inc, Initial Term B-2 Loan, 1st Lien
6.607%, 10/31/2031 (C)	331	332
Engineered Machinery Holdings, Inc, Incremental Amendment No. 4 Term Loan, 1st Lien
7.095%, EURIBOR + 3.750%, 05/21/2028 (C)	314	327
Engineered Machinery Holdings, Inc, Incremental Amendment No. 5 Term Loan, 1st Lien
8.340%, 05/19/2028 (C)	702	706
Epic Y-Grade Services, LP, Term Loan, 1st Lien
10.340%, CME Term SOFR + 5.750%, 06/29/2029 (C)	873	873
First Brands Group, LLC, 2021 Term Loan, 1st Lien
9.847%, CME Term SOFR + 5.000%, 03/30/2027 (C)	532	499
First Brands Group, LLC, 2021 Term Loan, 2nd Lien
13.347%, 03/30/2028	1,200	1,080
First Brands Group, LLC, 2022-II Incremental Term Loan, 1st Lien
9.847%, 03/30/2027	113	106
FNZ Group Limited, Term Loan, 1st Lien
9.554%, 11/05/2031	1,675	1,631

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Icebox Holdco III, Inc, Initial Term Loan, 1st Lien
8.090%, 12/22/2028	$754	$759
Icebox Holdco III, Inc, Initial Term Loan, 2nd Lien
11.340%, 12/21/2029	225	227
Infinisource/iSolved, Term Loan, 1st Lien
7.838%, 10/15/2030	319	322
Jane Street Group, LLC, Seventh Amendment Extended Term Loan, 1st Lien
6.396%, 12/15/2031 (C)	1,000	996
LABL, Inc, Initial Dollar Term Loan, 1st Lien
9.457%, CME Term SOFR + 5.000%, 10/29/2028 (C)	383	370
LC Ahab US Bidco, LLC, Initial Term Loan, 1st Lien
7.357%, 05/01/2031 (C)	200	201
LSF12 Crown US Commercial Bidco, LLC, Term Loan, 1st Lien
8.803%, CME Term SOFR + 4.250%, 12/02/2031 (C)	600	597
NGP XI Midstream Holdings, LLC, Initial Term Loan, 1st Lien
8.329%, 07/25/2031 (C)	450	453
NRG Energy, Inc., 2024 New Term Loan, 1st Lien
6.605%, 04/16/2031	1,496	1,496
PEX Holdings LLC, Term Loan, 1st Lien
7.079%, 11/26/2031	575	577
Plano Holdco, Inc, Term B Loan, 1st Lien
7.829%, 10/02/2031	600	604
Prairie ECI Acquiror, LP, Term Loan, 1st Lien
8.616%, 08/01/2029	825	830
Teneo Holdings LLC, Initial Term Loan, 1st Lien
9.323%, 03/13/2031	1,536	1,549
9.107%, 03/13/2031	60	60
TRC Companies, LLC, Initial Term Loan, 1st Lien
7.971%, 12/08/2028 (C)	1,157	1,166
Virtusa Corporation, Term B-2 Loan, 1st Lien
7.823%, 02/15/2029	901	907

Total Loan Participations
(Cost $26,541) ($ Thousands)		26,891

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
REGISTERED INVESTMENT COMPANIES — 1.2%
Invesco Senior Loan ETF	146,255	$3,082
SPDR Blackstone Senior Loan ETF	73,931	3,085

Total Registered Investment Companies
(Cost $6,189) ($ Thousands)		6,167

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.1%
Alarm.com Holdings
0.000%, 01/15/2026(G)	$57	54
Multiplan
6.000%, 10/15/2027(A)	420	273
Total Convertible Bonds
(Cost $377) ($ Thousands)		327

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BOND — 0.0%
Illinois — 0.0%
Illinois State, Build America Bonds, GO
7.350%, 07/01/2035	$177	$189

Total Municipal Bond

(Cost $193) ($ Thousands)		189

	Number of Warrants
WARRANTS — 0.0%
Noble Corp PLC, Expires 02/04/2028
Strike Price $19.27 *	2,787	34
Noble Corp PLC, Expires 02/04/2028
Strike Price $23.13 *	2,787	28

Total Warrants
(Cost $13) ($ Thousands)		62

Total Investments in Securities — 97.4%
(Cost $527,234) ($ Thousands)		$520,688

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	184	Mar-2025	$37,835	$37,833	$(2)
U.S. 2-Year Treasury Note	90	Mar-2025	18,494	18,505	11
U.S. 5-Year Treasury Note	232	Mar-2025	24,752	24,662	(90)
U.S. 10-Year Treasury Note	96	Mar-2025	10,512	10,440	(72)
U.S. Long Treasury Bond	27	Mar-2025	3,172	3,074	(98)
U.S. Ultra Long Treasury Bond	15	Mar-2025	1,860	1,783	(77)
Ultra 10-Year U.S. Treasury Note	104	Mar-2025	11,783	11,576	(207)
			108,408	107,873	(535)
Short Contracts
U.S. 10-Year Treasury Note	(67)	Mar-2025	$(7,358)	$(7,286)	$72
U.S. Long Treasury Bond	(15)	Mar-2025	(1,747)	(1,708)	39
Ultra 10-Year U.S. Treasury Note	(43)	Mar-2025	(4,853)	(4,786)	67
			(13,958)	(13,780)	178
			$94,450	$94,093	$(357)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/16/25	EUR	8,364	USD	9,072	$407
State Street	03/06/25	ZAR	9,053	USD	481	4
State Street	03/10/25	GBP	1,543	USD	1,950	19
						$430

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2024 is as follows:

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
ICE CD 1.00 20DEC29	1.00%	Quarterly	12/20/2029	$390	$5	$7	$(2)
ICE CD CDXIG541 1.00 20DE	1.00%	Quarterly	12/20/2028	8,505	191	123	68
ICE CD CXPHY534 5.00 20JU	5.00%	Quarterly	06/25/2025	6,092	113	(23)	136
ICE CD CXPHY543 5 20DEC29	5.00%	Quarterly	12/20/2029	3,050	235	291	(56)
ICE CD US168863CF36	1.00%	Quarterly	12/20/2029	210	3	4	(1)
ICE CD US715638AP79 1.00	1.00%	Quarterly	12/20/2029	980	14	13	1
					$561	$415	$146

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
13.25%	BZDIOVRA	Monthly	01/02/2030	BRL	2,130	$34	$6	$28
13.75%	BZDIOVRA	Monthly	01/04/2027	BRL	4,000	25	8	17
CLICP	4.75%	Semi-Annually	03/19/2027	CLP	62,550	–	–	–
5.0%	CLICP	Semi-Annually	03/19/2030	CLP	217,200	3	(1)	4
5.25%	CLICP	Semi-Annually	03/19/2035	CLP	122,450	3	(1)	4
7.75%	COOVIBR	Quarterly	03/19/2027	COP	963,620	2	(2)	4
COOVIBR	8.25%	Quarterly	03/19/2030	COP	879,500	(4)	4	(8)
COOVIBR	8.5%	Quarterly	03/19/2035	COP	77,740	(1)	–	(1)
MXIBTIEF	9.0%	Monthly	03/07/2035	MXN	8,140	(10)	2	(12)
MXIBTIEF	9.0%	Monthly	03/17/2027	MXN	17,220	(1)	3	(4)
CNRR007	1.5	Quarterly	03/19/2027	CNY	1,610	–	–	–
3.5%	PRIB06M	Annually	03/19/2027	CZK	25,880	2	4	(2)
PRIB06M	3.5	Semi-Annually	03/19/2030	CZK	10,730	(3)	1	(4)
PRIB06M	3.75	Semi-Annually	03/19/2035	CZK	1,750	–	1	(1)
2.75%	EUR006M	Annually	03/19/2028	EUR	1,730	(31)	(34)	3
2.75	EUR006M	Annually	03/19/2030	EUR	890	(23)	(31)	8
2.75%	EUR006M	Annually	03/19/2032	EUR	2,650	(82)	(104)	22
EUR006M	2.75%	Semi-Annually	03/19/2035	EUR	190	6	10	(4)
3.75%	SONIO	Annually	03/19/2035	GBP	370	12	1	11
6.5	BUBOR06M	Annually	03/19/2027	HUF	204,740	–	(2)	2
BUBOR06M	6.5%	Semi-Annually	03/19/2030	HUF	59,160	–	2	(2)
3.0%	KWCDC	Quarterly	03/19/2027	KRW	235,330	(1)	(1)	–
3.0%	KWCDC	Quarterly	03/19/2035	KRW	398,960	(6)	(11)	5
WIBR6M	4.75%	Semi-Annually	03/19/2027	PLN	3,620	(6)	(4)	(2)
5.00	WIBR6M	Annually	03/19/2035	PLN	220	1	1	–
TTHORON	2.0%	Quarterly	03/19/2027	THB	10,970	1	1	–
2.0%	TTHORON	Quarterly	03/19/2030	THB	7,780	(2)	(1)	(1)
3.0%	SOFRRATE	Annually	03/19/2027	USD	2,730	54	57	(3)
3.75%	SOFRRATE	Annually	03/19/2030	USD	690	9	1	8
3.25%	SOFRRATE	Annually	03/19/2032	USD	1,470	71	56	15
SOFRRATE	3.25%	Annually	03/19/2035	USD	1,330	(88)	(69)	(19)
FEDL01	4.40%	Monthly	03/19/2025	USD	309,920	51	12	39
7.25	JIBA3M	Quarterly	03/19/2027	ZAR	21,040	2	(3)	5
JIBA3M	9.0%	Quarterly	03/19/2035	ZAR	2,970	1	4	(3)
						$19	$(90)	$109

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Income Fund (Concluded)

A list of open OTC swap agreements held by the Fund at December, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	TRS IBXX 20MAR25	ITY: 20MAR25	SOFRRATE	Quarterly	03/20/2025	USD	1,525	$7	$(4)	$11
								$7	$(4)	$11

Percentages are based on Net Assets of $534,498 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2024, the value of these securities amounted to $258,717 ($ Thousands), representing 48.4% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Zero coupon security.
(H)	No interest rate available.
(I)	Interest rate represents the security's effective yield at the time of purchase.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 49.4%
U.S. Treasury Bills ^
4.535%, 01/16/2025 (A)	$4,500	$4,493
4.473%, 01/23/2025 (A)	6,500	6,484
4.447%, 01/30/2025 (A)	6,000	5,980
4.444%, 02/13/2025 (A)	9,000	8,955
4.443%, 02/06/2025 (A)	7,000	6,971
4.427%, 02/20/2025 (A)	6,000	5,966
4.343%, 03/13/2025 (A)	300	298
4.277%, 02/18/2025 (A)	1,200	1,193
4.266%, 02/27/2025 (A)	9,000	8,941
4.266%, 03/27/2025 (A)	5,270	5,218
4.248%, 03/06/2025 (A)	2,000	1,985
4.240%, 04/29/2025 (A)	700	691
U.S. Treasury Inflation Protected Securities
0.375%, 07/15/2027	123,898	119,564
0.250%, 07/15/2029	56,602	52,421
U.S. Treasury Notes ^
5.000%, 08/31/2025	900	904
4.875%, 05/31/2026	600	605
4.750%, 07/31/2025	1,000	1,003
4.625%, 02/28/2025	400	400
4.500%, 04/15/2027	600	603
4.495%, USBMMY3M + 0.245%, 01/31/2026 (B)	9,600	9,610
4.450%, USBMMY3M + 0.200%, 01/31/2025 (B)	6,300	6,300
4.445%, USBMMY3M + 0.169%, 04/30/2025 (B)	7,100	7,102
4.420%, USBMMY3M + 0.170%, 10/31/2025 (B)	6,800	6,802
4.400%, USBMMY3M + 0.150%, 04/30/2026 (B)	700	700
4.375%, USBMMY3M + 0.125%, 07/31/2025 (B)	4,200	4,201
4.375%, 08/15/2026	700	701
4.375%, 07/15/2027	600	602
4.000%, 02/15/2026	600	599
3.750%, 08/31/2026	600	595
3.375%, 09/15/2027	600	586

Total U.S. Treasury Obligations
(Cost $271,453) ($ Thousands)		270,473

	Shares
COMMON STOCK — 27.5%

Communication Services — 2.4%
Alphabet Inc, Cl A	9,205	1,742
Alphabet Inc, Cl C	7,727	1,471
AST SpaceMobile Inc, Cl A *	1,222	26
AT&T Inc (C)	68,210	1,553
Cinemark Holdings Inc *	166	5
Cogent Communications Holdings Inc	527	41

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Electronic Arts Inc	948	$139
Frontier Communications Parent Inc *	2,250	78
GCI Liberty Inc *	1,700	—
Globalstar Inc *	13,315	28
Iridium Communications Inc	1,267	37
Liberty Media Corp-Liberty Formula One, Cl C *	939	87
Liberty Media Corp-Liberty Live, Cl C *	164	11
Live Nation Entertainment Inc *	663	86
Lumen Technologies Inc *	10,908	58
Madison Square Garden Sports Corp *	121	27
Match Group Inc *	615	20
Meta Platforms Inc, Cl A	3,358	1,966
Netflix Inc *	1,583	1,411
Pinterest Inc, Cl A *	908	26
ROBLOX Corp, Cl A *	2,235	129
Roku Inc, Cl A *	601	45
Spotify Technology SA *	556	249
Take-Two Interactive Software Inc, Cl A *	636	117
Telephone and Data Systems Inc	666	23
TKO Group Holdings Inc, Cl A *	221	31
T-Mobile US Inc	4,654	1,027
Verizon Communications Inc	40,061	1,602
Walt Disney Co/The	6,947	774
Warner Bros Discovery Inc *(C)	8,870	94

		12,903
Consumer Staples — 7.0%
Albertsons Cos Inc, Cl A	5,214	102
Altria Group Inc (C)	21,804	1,140
Andersons Inc/The	211	9
Archer-Daniels-Midland Co	6,050	306
BellRing Brands Inc *	1,560	118
BJ's Wholesale Club Holdings Inc *	1,625	145
Boston Beer Co Inc/The, Cl A *	129	39
Brown-Forman Corp, Cl A	805	30
Brown-Forman Corp, Cl B	2,316	88
Bunge Global SA	1,802	140
Cal-Maine Foods Inc	472	49
Campbell Soup Co	2,401	101
Casey's General Stores Inc	497	197
Celsius Holdings Inc *	2,403	63
Central Garden & Pet Co, Cl A *	1,000	33
Chefs' Warehouse Inc/The *	278	14
Church & Dwight Co Inc	3,243	340
Clorox Co/The	1,560	253
Coca-Cola Co/The (C)	50,325	3,133
Coca-Cola Consolidated Inc	82	103
Colgate-Palmolive Co	10,361	942
Conagra Brands Inc	6,409	178
Constellation Brands Inc, Cl A	2,017	446
Costco Wholesale Corp (C)	5,694	5,217
Coty Inc, Cl A *	5,808	40
Darling Ingredients Inc *	1,942	65

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dole PLC	1,506	$20
Dollar General Corp	2,749	209
Dollar Tree Inc *	2,527	189
Edgewell Personal Care Co	821	28
elf Beauty Inc *	744	93
Energizer Holdings Inc	727	25
Estee Lauder Cos Inc/The, Cl A	3,417	256
Flowers Foods Inc	2,255	47
Fresh Del Monte Produce Inc	1,150	38
Freshpet Inc *	598	89
General Mills Inc	7,141	455
Grocery Outlet Holding Corp *	1,388	22
Herbalife Ltd *	1,741	12
Hershey Co/The	1,824	309
Hormel Foods Corp	3,480	109
Ingles Markets Inc, Cl A	244	16
Ingredion Inc	843	116
Inter Parfums Inc	162	21
J & J Snack Foods Corp	156	24
J M Smucker Co/The	1,273	140
John B Sanfilippo & Son Inc	266	23
Kellanova	3,339	270
Kenvue Inc	24,708	528
Keurig Dr Pepper Inc	14,823	476
Kimberly-Clark Corp	4,297	563
Kraft Heinz Co/The	11,895	365
Kroger Co/The	8,424	515
Lamb Weston Holdings Inc	1,960	131
Lancaster Colony Corp	244	42
Maplebear Inc *	2,312	96
McCormick & Co Inc/MD	3,120	238
Molson Coors Beverage Co, Cl B	2,381	137
Mondelez International Inc, Cl A	17,341	1,036
Monster Beverage Corp *	9,436	496
National Beverage Corp, Cl A	541	23
PepsiCo Inc (C)	17,646	2,683
Performance Food Group Co *	1,938	164
Philip Morris International Inc (C)	19,875	2,392
Pilgrim's Pride Corp *	745	34
Post Holdings Inc *	597	68
PriceSmart Inc	400	37
Primo Brands Corp	1,959	60
Procter & Gamble Co/The (C)	30,458	5,106
Reynolds Consumer Products Inc	1,125	30
Seaboard Corp	13	32
Simply Good Foods Co/The *	1,041	41
Spectrum Brands Holdings Inc	378	32
Sprouts Farmers Market Inc *	1,270	161
Sysco Corp, Cl A	6,306	482
Target Corp, Cl A	5,897	797
TreeHouse Foods Inc *	904	32
Turning Point Brands Inc	385	23
Tyson Foods Inc, Cl A (C)	3,551	204

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Natural Foods Inc *	1,213	$33
Universal Corp/VA	297	16
US Foods Holding Corp *	2,818	190
Utz Brands Inc	263	4
Vita Coco Co Inc/The *	271	10
Vital Farms Inc *	396	15
Walgreens Boots Alliance Inc	10,128	95
Walmart Inc (C)	55,866	5,048
WD-40 Co	161	39
Weis Markets Inc	91	6
WK Kellogg Co	1,163	21

		38,303
Energy — 6.6%
Antero Midstream Corp	6,115	92
Antero Resources Corp *	6,026	211
APA Corp	7,301	169
Archrock Inc	3,053	76
Atlas Energy Solutions, Cl A	1,496	33
Baker Hughes Co, Cl A	19,032	781
Bristow Group Inc *	800	27
Cactus Inc, Cl A	1,176	69
California Resources Corp	1,378	72
Centrus Energy Corp, Cl A *	300	20
ChampionX Corp	4,041	110
Cheniere Energy Inc	4,430	952
Chesapeake Energy Corp	4,505	448
Chevron Corp (C)	33,185	4,807
Chord Energy Corp	1,147	134
Civitas Resources Inc	2,015	92
Clean Energy Fuels Corp *	5,002	13
CNX Resources Corp *	2,800	103
Comstock Resources Inc	2,287	42
ConocoPhillips (C)	25,184	2,497
CONSOL Energy Inc	599	64
Core Laboratories	900	16
Coterra Energy Inc	14,525	371
Crescent Energy, Cl A	2,126	31
CVR Energy Inc	994	19
Delek US Holdings Inc	1,529	28
Devon Energy Corp	11,761	385
DHT Holdings Inc	3,600	33
Diamondback Energy Inc, Cl A	3,555	582
Dorian LPG Ltd	593	14
DT Midstream Inc	1,926	192
Energy Fuels Inc/Canada *	4,600	24
EOG Resources Inc	10,879	1,334
EQT Corp	11,645	537
Expro Group Holdings NV *	2,400	30
Exxon Mobil Corp (C)	86,095	9,261
Green Plains Inc *	1,400	13
Gulfport Energy Corp *	198	36
Halliburton Co	15,962	434
Helix Energy Solutions Group Inc *	3,440	32

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Helmerich & Payne Inc	2,059	$66
Hess Corp	5,367	714
HF Sinclair Corp	3,187	112
Innovex International *	1,031	14
International Seaways Inc	672	24
Kinder Morgan Inc	37,005	1,014
Kinetik Holdings, Cl A	621	35
Kodiak Gas Services Inc	167	7
Liberty Energy Inc, Cl A	3,093	62
Magnolia Oil & Gas Corp, Cl A	3,302	77
Marathon Petroleum Corp (C)	6,652	928
Matador Resources Co	2,411	136
Murphy Oil Corp	2,959	90
Nabors Industries Ltd *	221	13
New Fortress Energy Inc, Cl A	1,810	27
Newpark Resources Inc, Cl A *	3,000	23
NextDecade *	3,610	28
Noble Corp PLC	2,706	85
Nordic American Tankers Ltd	7,200	18
Northern Oil & Gas Inc	1,690	63
NOV Inc	7,754	113
Occidental Petroleum Corp	12,547	620
Oceaneering International Inc, Cl A *	1,783	46
ONEOK Inc	11,152	1,120
Ovintiv Inc	5,307	215
Par Pacific Holdings Inc *	1,614	26
Patterson-UTI Energy Inc	7,317	60
PBF Energy Inc, Cl A	2,258	60
Peabody Energy Corp	2,767	58
Permian Resources Corp, Cl A	12,099	174
Phillips 66	7,963	907
ProPetro Holding Corp *	3,200	30
Range Resources Corp	4,619	166
REX American Resources Corp *	327	14
RPC Inc	532	3
Sable Offshore *	1,460	33
Schlumberger NV, Cl A	27,403	1,051
Select Water Solutions Inc, Cl A	2,495	33
Sitio Royalties Corp, Cl A	2,236	43
SM Energy Co	2,367	92
Solaris Energy Infrastructure Inc, Cl A	1,442	41
Talos Energy Inc *	2,600	25
Targa Resources Corp	4,176	745
Texas Pacific Land Corp	369	408
Tidewater Inc *	969	53
Transocean Ltd *	16,402	62
Uranium Energy *	6,555	44
VAALCO Energy Inc	4,100	18
Valaris *	1,119	50
Valero Energy Corp (C)	6,072	744
Viper Energy Inc, Cl A	1,843	90
Vital Energy *	438	14
Vitesse Energy Inc	1,000	25

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Weatherford International PLC	1,520	$109
Williams Cos Inc/The	23,153	1,253
World Kinect Corp	961	26

		36,291
Health Care — 5.5%
10X Genomics Inc, Cl A *	859	12
Abbott Laboratories	9,176	1,038
AbbVie Inc	9,418	1,674
Acadia Healthcare Co Inc, Cl A *	322	13
ACADIA Pharmaceuticals Inc *	1,368	25
Addus HomeCare Corp *	190	24
ADMA Biologics Inc *	787	14
Agilent Technologies Inc	1,460	196
Agios Pharmaceuticals Inc *	163	5
Akero Therapeutics Inc *	942	26
Align Technology Inc *	367	77
Alkermes PLC *	624	18
Alnylam Pharmaceuticals Inc *	709	167
Amedisys Inc *	244	22
Amgen Inc, Cl A (C)	2,958	771
Amicus Therapeutics Inc *	2,000	19
AMN Healthcare Services Inc *	330	8
Apellis Pharmaceuticals Inc *	667	21
Apogee Therapeutics Inc *	37	2
Arcellx Inc *	373	29
Arrowhead Pharmaceuticals Inc *	530	10
Astrana Health *	87	3
Avantor Inc *	3,200	67
Avidity Biosciences Inc *	662	19
Axsome Therapeutics Inc *	300	25
Azenta Inc *	500	25
Baxter International Inc (C)	2,910	85
Beam Therapeutics *	30	1
Becton Dickinson & Co	1,511	343
Biogen Inc *	887	136
Biohaven Ltd *	524	20
BioMarin Pharmaceutical Inc *	917	60
Bio-Rad Laboratories Inc, Cl A *	73	24
Bio-Techne Corp	800	58
Blueprint Medicines Corp *	389	34
Boston Scientific Corp *	7,804	697
Bridgebio Pharma Inc *	700	19
Bristol-Myers Squibb Co	11,033	624
Bruker Corp	410	24
Cardinal Health Inc	1,153	136
Catalyst Pharmaceuticals Inc *	494	10
Celldex Therapeutics Inc *	689	17
Cencora Inc, Cl A	879	198
Centene Corp *	2,515	152
Charles River Laboratories International Inc *	256	47
Chemed Corp	80	42
Cigna Group/The	1,422	393

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CONMED Corp	152	$10
Cooper Cos Inc/The *	1,053	97
Corcept Therapeutics Inc *	270	14
CorVel Corp *	237	26
Crinetics Pharmaceuticals Inc *	500	26
CVS Health Corp	6,505	292
Cytokinetics Inc *	767	36
Danaher Corp, Cl A	3,545	814
DaVita Inc *	285	43
Denali Therapeutics Inc *	876	18
DENTSPLY SIRONA Inc	1,315	25
Dexcom Inc *	1,967	153
Doximity Inc, Cl A *	1,160	62
Dynavax Technologies Corp *	1,400	18
Dyne Therapeutics Inc *	678	16
Edgewise Therapeutics Inc *	226	6
Edwards Lifesciences Corp, Cl A *	4,207	311
Elanco Animal Health Inc *	3,057	37
Elevance Health Inc	1,192	440
Eli Lilly & Co	4,095	3,161
Encompass Health Corp	577	53
Enovis Corp *	799	35
Ensign Group Inc/The	243	32
Envista Holdings Corp *	1,312	25
Exact Sciences Corp *	827	46
Exelixis Inc *	1,535	51
GE HealthCare Technologies Inc	2,461	192
Geron Corp *	1,635	6
Gilead Sciences Inc (C)	7,087	655
Glaukos Corp *	300	45
Globus Medical Inc, Cl A *	616	51
Guardant Health Inc *	307	9
Haemonetics Corp *	158	12
Halozyme Therapeutics Inc *	837	40
HCA Healthcare Inc	984	295
HealthEquity Inc *	544	52
Henry Schein Inc *	773	54
Hims & Hers Health Inc *	884	21
Hologic Inc *	1,050	76
Humana Inc	589	149
ICU Medical Inc *	61	9
Ideaya Biosciences Inc *	212	5
IDEXX Laboratories Inc *	409	169
Illumina Inc *	900	120
Inari Medical *	438	22
Incyte Corp *	767	53
Insmed Inc *	869	60
Inspire Medical Systems Inc *	203	38
Insulet Corp *	431	113
Integer Holdings Corp *	165	22
Intellia Therapeutics *	968	11
Intra-Cellular Therapies Inc, Cl A *	567	47
Intuitive Surgical Inc *	1,794	936

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ionis Pharmaceuticals Inc *	841	$29
Iovance Biotherapeutics Inc *	2,168	16
IQVIA Holdings Inc *	1,015	199
iRhythm Technologies Inc *	262	24
Jazz Pharmaceuticals PLC *	367	45
Johnson & Johnson	12,600	1,822
Krystal Biotech Inc *	200	31
Kymera Therapeutics *	39	2
Labcorp Holdings Inc	477	109
Lantheus Holdings Inc *	298	27
LeMaitre Vascular Inc	373	34
Ligand Pharmaceuticals Inc *	159	17
LivaNova PLC *	414	19
Madrigal Pharmaceuticals Inc *	183	56
Masimo Corp *	167	28
McKesson Corp	669	381
Medpace Holdings Inc *	166	55
Medtronic PLC	6,544	523
Merck & Co Inc	13,708	1,364
Merit Medical Systems Inc *	478	46
Mettler-Toledo International Inc *	101	124
Mirati Therapeutics *	600	—
Moderna Inc *	1,712	71
Molina Healthcare Inc *	283	82
Myriad Genetics Inc *	892	12
Natera Inc *	535	85
Neogen Corp, Cl B *	1,762	21
Neurocrine Biosciences Inc *	478	65
Nuvalent Inc, Cl A *	301	24
Option Care Health Inc *	1,055	25
Organon & Co	1,600	24
Patterson Cos Inc	900	28
Penumbra Inc *	187	44
Perrigo Co PLC	900	23
Pfizer Inc	29,137	773
Premier Inc, Cl A	769	16
Prestige Consumer Healthcare Inc, Cl A *	315	25
Privia Health Group Inc *	1,100	22
PROCEPT BioRobotics Corp *	113	9
Protagonist Therapeutics Inc *	259	10
PTC Therapeutics Inc *	419	19
QIAGEN NV	2,095	93
Quest Diagnostics Inc	550	83
QuidelOrtho Corp *	400	18
RadNet Inc *	251	18
Regeneron Pharmaceuticals Inc *	605	431
Repligen Corp *	337	49
ResMed Inc	715	164
REVOLUTION Medicines Inc *	855	37
Revvity Inc	641	72
Rhythm Pharmaceuticals Inc *	117	7
Roivant Sciences Ltd *	2,000	24
Royalty Pharma PLC, Cl A	2,525	64

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sarepta Therapeutics Inc *	746	$91
Scholar Rock Holding Corp *	910	39
Select Medical Holdings Corp	800	15
Solventum Corp *	804	53
Sotera Health Co *	203	3
SpringWorks Therapeutics Inc *	104	4
STERIS PLC	531	109
Stryker Corp	1,856	668
Surgery Partners Inc *	75	2
Tandem Diabetes Care Inc *	581	21
Teleflex Inc	214	38
Tenet Healthcare Corp *	531	67
TG Therapeutics Inc *	448	14
Thermo Fisher Scientific Inc	1,925	1,001
TransMedics Group Inc *	170	11
Twist Bioscience Corp *	257	12
UFP Technologies Inc *	77	19
Ultragenyx Pharmaceutical Inc *	500	21
United Therapeutics Corp *	212	75
UnitedHealth Group Inc (C)	4,797	2,427
Universal Health Services Inc, Cl B	288	52
Vaxcyte Inc *	706	58
Veeva Systems Inc, Cl A *	712	150
Veracyte Inc *	222	9
Vericel Corp *	97	5
Vertex Pharmaceuticals Inc *	1,357	546
Viatris Inc, Cl W	5,882	73
Viking Therapeutics Inc *	707	28
Waters Corp *	306	114
West Pharmaceutical Services Inc	354	116
Zimmer Biomet Holdings Inc	1,054	111
Zoetis Inc, Cl A	2,411	393

		30,273
Information Technology — 2.0%
Adobe Inc *	770	342
Akamai Technologies Inc *	400	38
Altair Engineering Inc, Cl A *	107	12
Amdocs Ltd	208	18
ANSYS Inc *	133	45
AppLovin Corp, Cl A *	444	144
Aspen Technology Inc *	5	1
Atlassian Corp, Cl A *	295	72
Autodesk Inc, Cl A *	400	118
Bentley Systems Inc, Cl B	500	23
BILL Holdings Inc *	267	23
Cadence Design Systems Inc *	482	145
CCC Intelligent Solutions Holdings Inc *	2,336	27
Cloudflare Inc, Cl A *	621	67
Cognizant Technology Solutions Corp, Cl A	890	68
CommVault Systems Inc *	68	10
Confluent Inc, Cl A *	600	17
Crowdstrike Holdings Inc, Cl A *	425	145
Datadog Inc, Cl A *	535	76

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DocuSign Inc, Cl A *	300	$27
Dropbox Inc, Cl A *	112	3
Dynatrace Inc *	616	34
Elastic NV *	74	7
EPAM Systems Inc *	131	31
Fair Isaac Corp *	39	78
Fortinet Inc *	1,168	110
Gartner Inc *	152	74
Gen Digital Inc	1,074	29
Gitlab Inc, Cl A *	103	6
Globant SA *	100	21
GoDaddy Inc, Cl A *	235	46
Guidewire Software Inc, Cl Z *	128	22
HubSpot Inc *	81	56
International Business Machines Corp	1,601	352
Intuit Inc	477	300
Kyndryl Holdings Inc *	844	29
Manhattan Associates Inc *	91	25
Microsoft Corp (C)	12,547	5,289
MicroStrategy Inc, Cl A *	235	68
MongoDB Inc, Cl A *	146	34
Nutanix Inc, Cl A *	339	21
Okta Inc, Cl A *	416	33
Oracle Corp, Cl B	2,683	447
Palantir Technologies Inc, Cl A *	3,293	249
Palo Alto Networks Inc *	1,028	187
Procore Technologies Inc *	111	8
PTC Inc *	238	44
Q2 Holdings Inc *	412	42
Qualys Inc *	260	36
Roper Technologies Inc	174	90
Salesforce Inc	1,573	526
SentinelOne Inc, Cl A *	366	8
ServiceNow Inc *	358	380
Smartsheet Inc, Cl A *	174	10
Snowflake Inc, Cl A *	530	82
Synopsys Inc *	280	136
Tenable Holdings Inc *	955	38
Twilio Inc, Cl A *	193	21
Tyler Technologies Inc *	71	41
UiPath Inc, Cl A *	1,200	15
Unity Software Inc *	587	13
VeriSign Inc *	214	44
Workday Inc, Cl A *	414	107
Zoom Video Communications Inc, Cl A *	390	32
Zscaler Inc *	134	24

		10,666
Real Estate — 2.7%
Acadia Realty Trust ‡	789	19
Agree Realty Corp ‡	1,161	82
Alexander & Baldwin Inc ‡	2,213	39
Alexandria Real Estate Equities Inc ‡	1,899	185
American Assets Trust Inc ‡	984	26

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Healthcare REIT Inc ‡	1,035	$29
American Homes 4 Rent, Cl A ‡	3,807	142
American Tower Corp, Cl A ‡	4,775	876
Americold Realty Trust Inc ‡	3,020	65
Apartment Investment and Management Co, Cl A *‡	3,000	27
Apple Hospitality REIT Inc ‡	1,927	30
AvalonBay Communities Inc ‡	1,466	322
Brixmor Property Group Inc ‡	2,829	79
Broadstone Net Lease Inc, Cl A ‡	2,601	41
BXP Inc ‡	1,769	132
Camden Property Trust ‡	991	115
CareTrust REIT Inc ‡	1,850	50
CBRE Group Inc, Cl A *	3,141	412
Centerspace ‡	271	18
Compass Inc, Cl A *	2,642	15
COPT Defense Properties ‡	1,245	39
CoStar Group Inc *	4,144	297
Cousins Properties Inc ‡	2,006	61
Crown Castle Inc ‡	4,440	403
CubeSmart ‡	2,524	108
Curbline Properties *‡	1,134	26
Cushman & Wakefield PLC *	2,803	37
DiamondRock Hospitality Co ‡	2,869	26
Digital Realty Trust Inc, Cl A ‡	3,288	583
Douglas Emmett Inc ‡	2,051	38
Easterly Government Properties Inc, Cl A ‡	1,801	20
EastGroup Properties Inc ‡	563	90
Empire State Realty Trust Inc, Cl A ‡	1,063	11
EPR Properties, Cl A ‡	936	41
Equinix Inc ‡	974	918
Equity LifeStyle Properties Inc ‡	1,958	130
Equity Residential ‡	3,753	269
Essential Properties Realty Trust Inc ‡	2,120	66
Essex Property Trust Inc ‡	643	184
eXp World Holdings Inc	250	3
Extra Space Storage Inc ‡	2,092	313
Federal Realty Investment Trust ‡	796	89
First Industrial Realty Trust Inc ‡	1,291	65
Four Corners Property Trust Inc ‡	763	21
Gaming and Leisure Properties Inc ‡	2,709	130
Getty Realty Corp ‡	790	24
Global Net Lease Inc ‡	2,522	18
Healthcare Realty Trust Inc, Cl A ‡	3,619	61
Healthpeak Properties Inc ‡	7,714	156
Highwoods Properties Inc ‡	761	23
Host Hotels & Resorts Inc ‡	6,728	118
Howard Hughes Holdings Inc *	413	32
Independence Realty Trust Inc ‡	3,217	64
Innovative Industrial Properties Inc, Cl A ‡	353	24
InvenTrust Properties Corp ‡	1,081	33
Invitation Homes Inc ‡	6,029	193
Iron Mountain Inc ‡	2,949	310

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JBG SMITH Properties ‡	1,501	$23
Jones Lang LaSalle Inc *	467	118
Kennedy-Wilson Holdings Inc	2,200	22
Kilroy Realty Corp ‡	979	40
Kimco Realty Corp ‡	7,252	170
Kite Realty Group Trust ‡	2,232	56
Lamar Advertising Co, Cl A ‡	930	113
Lineage Inc ‡	728	43
LTC Properties Inc ‡	365	13
LXP Industrial Trust, Cl B ‡	4,162	34
Macerich Co/The ‡	1,699	34
Marcus & Millichap Inc	315	12
Medical Properties Trust Inc ‡	8,448	33
Mid-America Apartment Communities Inc ‡	1,171	181
National Health Investors Inc ‡	336	23
National Storage Affiliates Trust ‡	723	27
NETSTREIT Corp ‡	1,678	24
Newmark Group Inc, Cl A	1,019	13
NexPoint Residential Trust Inc ‡	237	10
NNN REIT Inc ‡	1,880	77
Omega Healthcare Investors Inc ‡	2,306	87
Opendoor Technologies Inc *	6,500	10
Outfront Media Inc ‡	1,938	34
Paramount Group Inc ‡	3,062	15
Park Hotels & Resorts Inc ‡	1,612	23
Pebblebrook Hotel Trust ‡	2,088	28
Phillips Edison & Co Inc ‡	1,007	38
Piedmont Office Realty Trust Inc, Cl A ‡	305	3
PotlatchDeltic Corp ‡	1,143	45
Prologis Inc ‡	9,619	1,017
Public Storage ‡	1,615	484
Rayonier Inc ‡	1,323	35
Realty Income Corp ‡	8,544	456
Redfin Corp *	2,375	19
Regency Centers Corp ‡	2,039	151
Retail Opportunity Investments Corp ‡	1,322	23
Rexford Industrial Realty Inc ‡	2,450	95
RLJ Lodging Trust ‡	2,622	27
Ryman Hospitality Properties Inc ‡	523	55
Sabra Health Care REIT Inc ‡	2,235	39
Safehold Inc ‡	1,103	20
SBA Communications Corp, Cl A ‡	1,119	228
Simon Property Group Inc ‡	3,307	569
SITE Centers Corp ‡	567	9
SL Green Realty Corp ‡	768	52
St Joe Co/The	275	12
STAG Industrial Inc ‡	1,926	65
Sun Communities Inc ‡	1,212	149
Sunstone Hotel Investors Inc ‡	1,665	20
Tanger Inc ‡	1,256	43
Terreno Realty Corp ‡	854	51
UDR Inc ‡	3,204	139
Uniti Group Inc ‡	4,350	24

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Urban Edge Properties ‡	1,047	$23
Ventas Inc ‡	4,172	246
Veris Residential Inc ‡	1,108	18
VICI Properties Inc, Cl A ‡	10,892	318
Vornado Realty Trust ‡	1,592	67
Welltower Inc ‡	6,104	769
Weyerhaeuser Co ‡	7,557	213
WP Carey Inc ‡	2,434	133
Xenia Hotels & Resorts Inc ‡	1,562	23
Zillow Group Inc, Cl A *	403	29
Zillow Group Inc, Cl C *	1,577	117

		14,815
Utilities — 1.3%
AES Corp/The	4,443	57
ALLETE Inc	292	19
Alliant Energy Corp	1,441	85
Ameren Corp	1,527	136
American Electric Power Co Inc	3,056	282
American States Water Co	128	10
American Water Works Co Inc	1,176	146
Atmos Energy Corp	833	116
Black Hills Corp, Cl A	352	21
California Water Service Group, Cl A	357	16
CenterPoint Energy Inc	3,541	112
Chesapeake Utilities Corp	200	24
Clearway Energy Inc, Cl C	542	14
CMS Energy Corp	1,453	97
Consolidated Edison Inc	1,723	154
Constellation Energy Corp	1,842	412
Dominion Energy Inc	4,926	265
DTE Energy Co	1,234	149
Duke Energy Corp	4,602	496
Edison International	2,265	181
Entergy Corp	2,652	201
Essential Utilities Inc	1,773	64
Evergy Inc	1,296	80
Eversource Energy	1,911	110
Exelon Corp	5,798	218
FirstEnergy Corp	3,514	140
Hawaiian Electric Industries Inc *	1,410	14
IDACORP Inc, Cl A	204	22
MDU Resources Group Inc	2,825	51
MGE Energy Inc	134	13
National Fuel Gas Co	439	27
New Jersey Resources Corp	445	21
NextEra Energy Inc	11,956	857
NiSource Inc	2,525	93
Northwest Natural Holding Co	1,159	46
Northwestern Energy Group	312	17
NRG Energy Inc	1,220	110
OGE Energy Corp	1,237	51
ONE Gas Inc	343	24
Ormat Technologies Inc	400	27

Description	Shares		Market Value ($ Thousands)
COMMON STOCK (continued)
Otter Tail Corp		200	$15
PG&E Corp		12,005	242
Pinnacle West Capital Corp		659	56
Portland General Electric Co		857	37
PPL Corp		4,484	145
Public Service Enterprise Group Inc		2,889	244
Sempra		3,671	322
SJW Group		212	10
Southern Co/The		6,532	538
Southwest Gas Holdings Inc		387	27
Spire Inc		419	28
TXNM Energy		791	39
UGI Corp		1,084	31
Vistra Corp		1,928	266
WEC Energy Group Inc		1,933	182
Xcel Energy Inc		3,006	203

			7,363
Total Common Stock
(Cost $72,829) ($ Thousands)			150,614
	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 9.2%
Communication Services — 0.6%
Altice France
3.375%, 01/15/2028	EUR	117	92
Charter Communications Operating
2.250%, 01/15/2029		$166	146
Cox Communications
5.700%, 06/15/2033 (D)		127	126
DISH DBS
5.250%, 12/01/2026 (D)		715	650
Fox
6.500%, 10/13/2033		133	140
Prosus
3.680%, 01/21/2030		343	310
Prosus MTN
3.061%, 07/13/2031		746	626
Tencent Holdings MTN
3.240%, 06/03/2050 (D)		439	291
Time Warner Cable
4.500%, 09/15/2042		330	247
Warnermedia Holdings
3.755%, 03/15/2027		458	441

			3,069

Consumer Discretionary — 0.8%
Caesars Entertainment
7.000%, 02/15/2030 (D)		220	224
DR Horton
5.000%, 10/15/2034		267	258
Ford Motor
3.250%, 02/12/2032		434	361

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ford Motor Credit
7.350%, 11/04/2027	$204	$214
General Motors Financial
5.750%, 02/08/2031	478	484
Harley-Davidson Financial Services
3.050%, 02/14/2027 (D)	700	664
Hilton Domestic Operating
5.875%, 04/01/2029 (D)	378	377
Hyundai Capital America
6.100%, 09/21/2028 (D)	223	229
5.275%, 06/24/2027 (D)	84	85
5.250%, 01/08/2027 (D)	127	128
Marriott International
5.750%, 05/01/2025	68	68
5.300%, 05/15/2034	140	139
4.900%, 04/15/2029	309	309
MDC Holdings
6.000%, 01/15/2043	389	387
Paramount Global
7.875%, 07/30/2030	410	444
Wynn Macau
5.625%, 08/26/2028 (D)	348	335

		4,706

Consumer Staples — 0.8%
Altria Group
3.400%, 05/06/2030	745	683
Cargill
5.125%, 10/11/2032 (D)	239	238
Cencosud
5.950%, 05/28/2031 (D)	200	200
ERAC USA Finance
4.600%, 05/01/2028 (D)	278	276
General Mills
4.875%, 01/30/2030	296	294
4.700%, 01/30/2027	134	134
Imperial Brands Finance MTN
5.875%, 07/01/2034 (D)	446	444
JBS USA Holding Lux Sarl
6.750%, 03/15/2034	266	281
Philip Morris International
5.625%, 11/17/2029	110	113
5.375%, 02/15/2033	549	550
4.875%, 02/13/2026	582	584
Pilgrim's Pride
6.875%, 05/15/2034	335	356
Tyson Foods
5.700%, 03/15/2034	129	131
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (D)(E)	660	13

		4,297

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy — 0.7%
Continental Resources
2.268%, 11/15/2026 (D)	$1,050	$997
Devon Energy
5.200%, 09/15/2034	440	417
Ecopetrol
8.625%, 01/19/2029	512	543
Occidental Petroleum
6.625%, 09/01/2030	133	139
5.375%, 01/01/2032	147	144
5.200%, 08/01/2029	140	139
Oleoducto Central
4.000%, 07/14/2027 (D)	221	209
ONEOK
6.050%, 09/01/2033	203	209
ONEOK Partners
6.125%, 02/01/2041	63	63
Var Energi
8.000%, 11/15/2032 (D)	403	451
7.500%, 01/15/2028 (D)	314	332

		3,643

Financials — 3.7%
ABN AMRO Bank MTN
4.750%, 07/28/2025 (D)	269	268
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/2029 (B)	259	270
5.543%, SOFRINDX + 1.730%, 01/17/2031 (B)	52	51
American Express
5.098%, SOFRRATE + 1.000%, 02/16/2028 (B)	474	477
Athene Global Funding
5.620%, 05/08/2026 (D)	183	185
5.583%, 01/09/2029 (D)	21	21
5.526%, 07/11/2031 (D)	10	10
2.717%, 01/07/2029 (D)	59	53
2.550%, 11/19/2030 (D)	36	31
1.985%, 08/19/2028 (D)	155	139
Aviation Capital Group
4.875%, 10/01/2025 (D)	182	182
4.125%, 08/01/2025 (D)	6	6
3.500%, 11/01/2027 (D)	110	105
1.950%, 01/30/2026 (D)	480	465
1.950%, 09/20/2026 (D)	153	145
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (B)	200	219
Banco de Credito del Peru S.A. MTN
3.125%, H15T5Y + 3.000%, 07/01/2030 (B)(D)	755	739

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco Santander
9.625%, H15T5Y + 5.298%(B)(F)	$200	$230
6.921%, 08/08/2033	400	420
Bank of America
2.687%, SOFRRATE + 1.320%, 04/22/2032 (B)	259	223
Bank of Ireland Group
5.601%, SOFRRATE + 1.620%, 03/20/2030 (B)(D)	212	214
Barclays
5.674%, SOFRRATE + 1.490%, 03/12/2028 (B)	216	219
5.335%, SOFRRATE + 1.910%, 09/10/2035 (B)	213	204
Block
6.500%, 05/15/2032 (D)	242	244
BPCE
6.508%, SOFRRATE + 2.791%, 01/18/2035 (B)(D)	483	484
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/2027 (B)(D)	343	352
6.037%, SOFRRATE + 2.260%, 06/15/2035 (B)(D)	200	202
Capital One Financial
6.377%, SOFRRATE + 2.860%, 06/08/2034 (B)	486	505
Charles Schwab
4.000%, H15T5Y + 3.168%(B)(F)	756	731
Citigroup
7.625%, H15T5Y + 3.211%(B)(F)	16	17
4.542%, SOFRRATE + 1.338%, 09/19/2030 (B)	439	427
4.000%, H15T5Y + 3.597%(B)(F)	359	349
Credit Agricole MTN
6.251%, SOFRRATE + 2.670%, 01/10/2035 (B)(D)	324	325
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (B)(D)	217	210
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/2027 (B)	177	182
2.129%, SOFRRATE + 1.870%, 11/24/2026 (B)	347	338
Discover Bank
5.974%, USISOA05 + 1.730%, 08/09/2028 (B)	475	484
Goldman Sachs Group
4.125%, H15T5Y + 2.949%(B)(F)	328	313
HSBC Holdings
5.597%, SOFRRATE + 1.060%, 05/17/2028 (B)	453	458

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Intesa Sanpaolo
7.200%, 11/28/2033 (D)		$327	$354
JPMorgan Chase
2.963%, SOFRRATE + 1.260%, 01/25/2033 (B)		769	665
KBC Group
4.932%, H15T1Y + 1.070%, 10/16/2030 (B)(D)		434	427
Lloyds Banking Group
7.500%, USISDA05 + 4.496%(B)(F)		735	741
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)		324	327
4.976%, H15T1Y + 2.300%, 08/11/2033 (B)		404	388
Mastercard
4.550%, 01/15/2035		315	302
Moody's
5.000%, 08/05/2034		231	226
Morgan Stanley
0.406%, 10/29/2027 (B)	EUR	480	475
Morgan Stanley MTN
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)		$3	2
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(D)		319	305
NatWest Group
8.125%, H15T5Y + 3.752%(B)(F)		212	226
3.032%, H15T5Y + 2.350%, 11/28/2035 (B)		208	180
Principal Life Global Funding II
5.100%, 01/25/2029 (D)		311	312
S&P Global
4.250%, 05/01/2029		166	162
Societe Generale
5.519%, H15T1Y + 1.500%, 01/19/2028 (B)(D)		282	283
Standard Chartered
3.971%, H15T1Y + 1.650%, 03/30/2026 (B)(D)		239	238
Sumitomo Mitsui Financial Group
5.316%, 07/09/2029		232	235
Sumitomo Mitsui Trust Bank MTN
4.450%, 09/10/2027 (D)		203	201
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(B)(F)		800	722
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (B)		200	198
Swiss RE Subordinated Finance
5.698%, TSFR3M + 1.813%, 04/05/2035 (B)(D)		200	199

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/2034 (B)		$153	$150
Trust Fibra Uno
5.250%, 01/30/2026		462	461
UBS Group
9.250%, H15T5Y + 4.758%(B)(D)(F)		301	345
UniCredit
2.569%, H15T1Y + 2.300%, 09/22/2026 (B)(D)		519	509
Wells Fargo
3.900%, H15T5Y + 3.453%(B)(F)		327	318
Wells Fargo MTN
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)		754	661

			20,109

Health Care — 0.2%
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (B)		232	233
Gilead Sciences
5.100%, 06/15/2035		432	425
Organon & Co
2.875%, 04/30/2028	EUR	200	202
Roche Holdings
4.203%, 09/09/2029 (D)		$440	430

			1,290

Industrials — 1.0%
Boeing
6.528%, 05/01/2034		115	121
6.298%, 05/01/2029		120	124
5.150%, 05/01/2030		62	61
3.625%, 02/01/2031		61	55
3.250%, 02/01/2028		227	214
Caterpillar Financial Services
4.450%, 10/16/2026		441	441
Delta Air Lines
4.750%, 10/20/2028 (D)		475	469
4.500%, 10/20/2025 (D)		136	135
Embraer Netherlands Finance BV
5.400%, 02/01/2027		670	669
ENA Master Trust
4.000%, 05/19/2048 (D)		272	201
Honeywell International
4.125%, 11/02/2034	EUR	810	881
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$186	185
4.350%, 04/05/2036 (D)		185	169
Mileage Plan IP
5.308%, 10/20/2031 (D)		168	164
5.021%, 10/20/2029 (D)		130	127

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Regal Rexnord
6.050%, 02/15/2026	$789	$796
Waste Management
4.500%, 03/15/2028	436	433
Westinghouse Air Brake Technologies
3.200%, 06/15/2025	141	140

		5,385

Information Technology — 0.2%
Broadcom
5.050%, 07/12/2027	170	172
4.150%, 02/15/2028	110	108
Hewlett Packard Enterprise
4.400%, 09/25/2027	179	177
NXP BV
5.550%, 12/01/2028	317	322
TSMC Arizona
3.875%, 04/22/2027	406	399

		1,178

Materials — 0.2%
Braskem Netherlands Finance BV
8.000%, 10/15/2034 (D)	236	225
Freeport Indonesia MTN
4.763%, 04/14/2027 (D)	243	240
Glencore Funding
6.500%, 10/06/2033 (D)	56	59
5.338%, 04/04/2027 (D)	402	406
Smurfit Westrock Financing DAC
5.418%, 01/15/2035 (D)	212	210
Volcan Cia Minera SAA
8.750%, 01/24/2030 (D)	81	78

		1,218

Real Estate — 0.1%
American Tower
5.200%, 02/15/2029	212	213
3.650%, 03/15/2027	130	127

		340

Utilities — 0.9%
Aegea Finance Sarl
6.750%, 05/20/2029	223	216
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (D)	288	252
Alexander Funding Trust II
7.467%, 07/31/2028 (D)	104	110
American Electric Power
6.950%, H15T5Y + 2.675%, 12/15/2054 (B)	275	284
CenterPoint Energy Houston Electric
5.050%, 03/01/2035	400	391
4.950%, 04/01/2033	36	35

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chile Electricity Lux Mpc II Sarl
5.580%, 10/20/2035 (D)	$431	$419
Comision Federal de Electricidad
4.688%, 05/15/2029 (D)	268	252
Duke Energy Carolinas NC Storm Funding
2.617%, 07/01/2041	403	307
Electricite de France
9.125%, H15T5Y + 5.411%(B)(D)(F)	238	268
Engie Energia Chile
6.375%, 04/17/2034 (D)	200	202
3.400%, 01/28/2030	390	344
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/2041 (D)	244	239
Israel Electric MTN
4.250%, 08/14/2028 (D)	441	422
Niagara Mohawk Power
5.290%, 01/17/2034 (D)	146	143
NRG Energy
7.000%, 03/15/2033 (D)	421	454
Pacific Gas and Electric
5.550%, 05/15/2029	73	74
Terraform Global Operating
6.125%, 03/01/2026 (D)	74	74
Vistra
7.000%, H15T5Y + 5.740%(B)(D)(F)	286	288
Vistra Operations
6.950%, 10/15/2033 (D)	199	214

		4,988

Total Corporate Obligations
(Cost $51,130) ($ Thousands)		50,223

ASSET-BACKED SECURITIES — 4.3%
Automotive — 1.8%

ACM Auto Trust, Ser 2024-1A, Cl A
7.710%, 01/21/2031(D)	146	147
ACM Auto Trust, Ser 2024-2A, Cl A
6.060%, 02/20/2029(D)	582	584
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl B
6.090%, 11/12/2027(D)	857	858
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	102	103
Avis Budget Rental Car Funding AESOP, Ser 2023-3A, Cl A
5.440%, 02/22/2028(D)	554	560
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl B
6.120%, 04/20/2028(D)	424	430

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	$50	$48
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	89	86
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	441	408
Carvana Auto Receivables Trust, Ser 2024-P3, Cl A2
4.610%, 11/10/2027	626	626
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(D)	184	183
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(D)	24	24
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(D)	195	197
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027(D)	149	149
Flagship Credit Auto Trust, Ser 2024-3, Cl A
4.880%, 11/15/2028(D)	265	265
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(D)	605	581
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl A2
5.350%, 08/16/2027(D)	540	541
Hertz Vehicle Financing III, Ser 2022-1A, Cl C
2.630%, 06/25/2026(D)	620	615
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(D)	144	144
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(D)	639	650
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(D)	272	277
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(D)	636	622
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(D)	193	193
Research-Driven Pagaya Motor Trust, Ser 2024-1A, Cl A
7.090%, 06/25/2032(D)	242	245
Santander Bank Auto Credit-Linked Notes, Ser 2022-A, Cl B
5.281%, 05/15/2032(D)	88	88

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032(D)	$10	$10
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032(D)	147	148
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A2
5.410%, 07/15/2027	496	498
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/2027(D)	253	255
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl A
6.360%, 12/15/2027(D)	195	197
United Auto Credit Securitization Trust, Ser 2024-1, Cl A
6.170%, 08/10/2026(D)	45	45
		9,777

Credit Cards — 0.2%

Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl A1
6.050%, 07/15/2027(D)	473	479
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/2030(D)	728	727
		1,206

Other Asset-Backed Securities — 2.3%

AB Issuer, Ser 2021-1, Cl A2
3.734%, 07/30/2051(D)	817	747
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(D)	7	7
Affirm Asset Securitization Trust, Ser 2024-X1, Cl A
6.270%, 05/15/2029(D)	189	189
Affirm Asset Securitization Trust, Ser 2024-X2, Cl A
5.220%, 12/17/2029(D)	448	449
AGL CLO 12, Ser 2021-12A, Cl A1
6.039%, TSFR3M + 1.422%, 07/20/2034(B)(D)	970	973
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(D)	137	137
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(D)	71	70
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
6.079%, TSFR3M + 1.462%, 07/20/2034(B)(D)	589	590

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bellemeade Re, Ser 2022-2, Cl M1A
8.560%, SOFR30A + 4.000%, 09/27/2032(B)(D)	$647	$656
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/2051(D)	179	171
College Ave Student Loans, Ser 2021-C, Cl B
2.720%, 07/26/2055(D)	177	158
Dext ABS, Ser 2023-1, Cl A2
5.990%, 03/15/2032(D)	526	531
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(D)	839	778
Eagle RE, Ser 2023-1, Cl M1A
6.560%, SOFR30A + 2.000%, 09/26/2033(B)(D)	413	414
Equify ABS, Ser 2024-1A, Cl A
5.430%, 04/18/2033(D)	385	385
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046(D)	226	203
Goldentree Loan Management US CLO 7, Ser 2024-7A, Cl ARR
5.644%, TSFR3M + 1.100%, 04/20/2034(B)(D)	651	651
HFX, Ser 2017-1A
3.622%, 03/15/2035	250	248
Magnetite XXVI, Ser 2021-26A, Cl A1R
6.008%, TSFR3M + 1.382%, 07/25/2034(B)(D)	1,127	1,128
Marlette Funding Trust, Ser 2024-1A, Cl A
5.950%, 07/17/2034(D)	143	144
MVW, Ser 2021-2A, Cl B
1.830%, 05/20/2039(D)	162	152
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(D)	140	130
Neuberger Berman Loan Advisers CLO 42, Ser 2021-42A, Cl A
6.009%, TSFR3M + 1.362%, 07/16/2035(B)(D)	1,141	1,143
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
6.039%, TSFR3M + 1.392%, 07/17/2035(B)(D)	690	692
NMEF Funding, Ser 2022-B, Cl A2
6.070%, 06/15/2029(D)	103	104
Oportun Funding Trust, Ser 2024-3, Cl A
5.260%, 08/15/2029(D)	394	394
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/2031(D)	215	218
Pagaya Ai Debt Grantor Trust, Ser 2024-9, Cl B
5.306%, 03/15/2032(D)	738	736
Pagaya AI Debt Trust, Ser 2024-3, Cl A
6.258%, 10/15/2031(D)	234	235

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(D)	$295	$272
		12,705

Total Asset-Backed Securities
(Cost $23,928) ($ Thousands)		23,688

MORTGAGE-BACKED SECURITIES — 4.1%
Agency Mortgage-Backed Obligations — 2.6%
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.219%, SOFR30A + 1.650%, 12/25/2041(B)(D)	319	323
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.469%, SOFR30A + 1.900%, 12/25/2041(B)(D)	1,023	1,038
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
8.069%, SOFR30A + 3.500%, 03/25/2042(B)(D)	838	880
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
7.669%, SOFR30A + 3.100%, 03/25/2042(B)(D)	211	219
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
6.869%, SOFR30A + 2.300%, 01/25/2043(B)(D)	327	335
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
6.860%, SOFR30A + 2.300%, 05/25/2043(B)(D)	615	629
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
6.460%, SOFR30A + 1.900%, 06/25/2043(B)(D)	526	531
FHLMC CMO, Ser 2017-4693, Cl SL, IO
1.438%, 06/15/2047(B)	884	95
FHLMC CMO, Ser 2020-4981, Cl HS, IO
1.417%, 06/25/2050(B)	1,730	162
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
6.569%, SOFR30A + 2.000%, 01/25/2051(B)(D)	59	59
FHLMC STACR Debt Notes, Ser 2023-DNA2, Cl M1A
6.660%, SOFR30A + 2.100%, 04/25/2043(B)(D)	289	294

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.219%, SOFR30A + 1.650%, 01/25/2034(B)(D)	$128	$129
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.069%, SOFR30A + 1.500%, 10/25/2041(B)(D)	1,079	1,086
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
6.369%, SOFR30A + 1.800%, 11/25/2041(B)(D)	1,042	1,052
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
6.919%, SOFR30A + 2.350%, 12/25/2041(B)(D)	668	676
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
6.419%, SOFR30A + 1.850%, 01/25/2042(B)(D)	542	550
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
5.569%, SOFR30A + 1.000%, 01/25/2042(B)(D)	284	284
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
6.769%, SOFR30A + 2.200%, 05/25/2042(B)(D)	368	374
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
7.684%, SOFR30A + 2.950%, 06/25/2042(B)(D)	462	475
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
7.069%, SOFR30A + 2.500%, 03/25/2052(B)(D)	587	598
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
6.660%, SOFR30A + 2.100%, 03/25/2043(B)(D)	368	373
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
6.569%, SOFR30A + 2.000%, 05/25/2043(B)(D)	531	537
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl M1
5.769%, SOFR30A + 1.200%, 08/25/2044(B)(D)	625	626
FNMA
3.000%, 02/01/2052	1,979	1,699
FNMA CMO, Ser 2014-78, Cl SE, IO
1.417%, 12/25/2044(B)	645	61
FNMA CMO, Ser 2016-77, Cl DS, IO
1.317%, 10/25/2046(B)	632	70

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2017-62, Cl AS, IO
1.467%, 08/25/2047(B)	$727	$72
FNMA CMO, Ser 2017-97, Cl LS, IO
1.517%, 12/25/2047(B)	1,013	111
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
10.383%, SOFR30A + 5.814%, 04/25/2028(B)	71	73
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M2
7.533%, SOFR30A + 2.964%, 11/25/2029(B)	321	330
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
6.569%, SOFR30A + 2.000%, 11/25/2041(B)(D)	469	472
GNMA CMO, Ser 2017-122, Cl SA, IO
1.715%, 08/20/2047(B)	540	67
GNMA CMO, Ser 2017-134, Cl SE, IO
1.715%, 09/20/2047(B)	454	47

		14,327
Non-Agency Mortgage-Backed Obligations — 1.5%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	39	26
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	222	111
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	88	59
AREIT Trust, Ser 2022-CRE6, Cl A
5.850%, SOFR30A + 1.250%, 01/20/2037(B)(D)	879	877
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.534%, 03/10/2037(B)(D)	365	338
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
6.653%, TSFR1M + 2.254%, 10/15/2037(B)(D)	779	782
BFLD Trust, Ser 2021-FPM, Cl A
6.113%, TSFR1M + 1.714%, 06/15/2038(B)(D)	1,189	1,188
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
6.593%, TSFR1M + 2.196%, 04/15/2034(B)(D)	656	645
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
6.343%, TSFR1M + 1.946%, 04/15/2034(B)(D)	162	160
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	89	39

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	$115	$48
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	58	25
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.792%, 07/10/2046(B)(D)	519	489
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
4.833%, TSFR1M + 0.494%, 12/25/2036(B)	308	95
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.150%, 08/10/2044(B)(D)	13	7
GS Mortgage Securities Trust, Ser 2021-1, Cl A-1
2.638%, 08/17/2026	26	25
2.435%, 08/17/2026	769	753
1.433%, 08/17/2026	253	248
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
4.953%, TSFR1M + 0.614%, 03/25/2035(B)	42	34
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.402%, 09/15/2047(B)	1,243	–
JPMorgan Chase Bank, Ser 2019-CL1, Cl M3
6.553%, TSFR1M + 2.214%, 04/25/2047(B)(D)	79	80
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(B)	125	42
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(D)	147	146
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
5.977%, TSFR1M + 1.579%, 07/15/2036(B)(D)	266	241
Neighborly Issuer, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(D)	768	780
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
8.013%, SOFR30A + 3.464%, 02/25/2025(B)(D)	89	89
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.393%, 11/15/2049(B)	925	863
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
10.183%, SOFR30A + 5.614%, 11/25/2025(B)(D)	29	30

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
9.933%, SOFR30A + 5.364%, 11/25/2025(B)(D)	$122	$127

		8,347
Total Mortgage-Backed Securities
(Cost $24,047) ($ Thousands)		22,674

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
FFCB^
4.480%, SOFRRATE + 0.170%, 01/23/2025(B)	2,100	2,100
FHLB^
4.470%, SOFRRATE + 0.160%, 07/10/2025(B)	800	801
4.450%, SOFRRATE + 0.140%, 04/21/2025(B)	1,000	1,000
4.000%, 10/09/2026	300	299
0.620%, 02/26/2026	200	192
FHLMC^
4.200%, 08/28/2025	700	699
FNMA^
4.570%, SOFRRATE + 0.260%, 11/05/2027(B)	500	500
0.625%, 04/22/2025	1,300	1,286
0.500%, 06/17/2025	1,500	1,475

Total U.S. Government Agency Obligations
(Cost $8,400) ($ Thousands)		8,352

SOVEREIGN DEBT — 0.2%

Colombia Government International Bond
3.125%, 04/15/2031	225	178
Dominican Republic International Bond
4.875%, 09/23/2032(D)	416	371
Magyar Export-Import Bank ZRT
6.125%, 12/04/2027(D)	753	759

Total Sovereign Debt
(Cost $1,391) ($ Thousands)		1,308

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK — 0.2%

Australia — 0.0%
Real Estate — 0.0%
UMH Properties Inc ‡	1,366	$26

Belgium — 0.0%
Communication Services — 0.0%
Liberty Global Ltd, Cl A *	2,308	29

Cameroon — 0.0%
Energy — 0.0%
Golar LNG Ltd	1,758	74

Canada — 0.0%
Energy — 0.0%
BROOKFIELD INFRASTRUCTURE-A	525	21
Brookfield Renewable Corp	955	26
Encore Energy *	6,032	21
Teekay Tankers Ltd, Cl A	348	14

		82

China — 0.0%
Communication Services — 0.0%
Sunrise Communication ADR *	1	—

Ghana — 0.0%
Energy — 0.0%
Kosmos Energy Ltd *	9,707	33

Ireland — 0.1%
Energy — 0.0%
Ardmore Shipping Corp	1,400	17

Information Technology — 0.1%
Accenture PLC, Cl A	1,052	370

		387

Mexico — 0.0%
Energy — 0.0%
Borr Drilling Ltd	3,781	15

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Monaco — 0.0%
Energy — 0.0%
Scorpio Tankers Inc	858	$43

Norway — 0.0%
Energy — 0.0%
FLEX LNG	616	14
Seadrill *	1,495	58
SFL Corp Ltd, Cl B	3,000	31

		103

Puerto Rico — 0.0%
Communication Services — 0.0%
Liberty Latin America Ltd, Cl C *	2,200	14

United Kingdom — 0.1%
Communication Services — 0.0%
Liberty Global PLC *	1,259	17

Energy — 0.1%
TechnipFMC PLC	7,947	230

Total Foreign Common Stock
(Cost $644) ($ Thousands)		1,053
	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	408	–
Novartis AG *‡‡	800	–
Total Rights
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 96.4%
(Cost $453,822) ($ Thousands)		$528,385

	Shares
COMMON STOCK SOLD SHORT— (12.7)%
Communication Services — (0.5)%
Cable One Inc	(61)	(22)
Charter Communications Inc, Cl A *	(798)	(274)
Comcast Corp, Cl A	(32,720)	(1,228)
EchoStar Corp, Cl A *	(650)	(15)
Fox Corp, Cl A	(1,939)	(94)
Fox Corp, Cl B	(1,400)	(64)
Interpublic Group of Cos Inc/The	(3,541)	(99)
John Wiley & Sons Inc, Cl A	(523)	(23)
Liberty Broadband Corp, Cl C *	(1,087)	(81)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Magnite Inc *	(1,780)	$(28)
New York Times Co/The, Cl A	(1,583)	(82)
News Corp, Cl A	(3,370)	(93)
News Corp, Cl B	(742)	(23)
Nexstar Media Group Inc, Cl A	(318)	(50)
Omnicom Group Inc	(1,758)	(151)
Paramount Global, Cl B	(5,214)	(55)
Sirius XM Holdings Inc	(2,172)	(50)
TEGNA Inc	(984)	(18)
Trade Desk Inc/The, Cl A *	(3,730)	(438)

		(2,888)

Consumer Discretionary — (8.5)%
Abercrombie & Fitch Co, Cl A *	(235)	(35)
Academy Sports & Outdoors Inc	(520)	(30)
Acushnet Holdings Corp	(537)	(38)
Adient PLC *	(3,353)	(58)
ADT Inc	(4,200)	(29)
Adtalem Global Education Inc *	(275)	(25)
Advance Auto Parts Inc	(596)	(28)
Airbnb Inc, Cl A *	(3,982)	(523)
Amazon.com Inc, Cl A *	(19,573)	(4,294)
American Axle & Manufacturing Holdings Inc *	(5,130)	(30)
American Eagle Outfitters Inc	(1,700)	(28)
Aramark	(2,633)	(98)
Asbury Automotive Group Inc *	(95)	(23)
AutoNation Inc *	(226)	(38)
AutoZone Inc *	(110)	(352)
Bath & Body Works Inc	(1,080)	(42)
Beazer Homes USA Inc, Cl A *	(400)	(11)
Best Buy Co Inc	(1,236)	(106)
Bloomin' Brands Inc	(799)	(10)
Booking Holdings Inc	(311)	(1,545)
Boot Barn Holdings Inc *	(210)	(32)
BorgWarner Inc	(9,416)	(299)
Boyd Gaming Corp	(695)	(50)
Bright Horizons Family Solutions Inc *	(426)	(47)
Brinker International Inc *	(358)	(47)
Brunswick Corp/DE	(1,477)	(96)
Burlington Stores Inc *	(377)	(107)
Caesars Entertainment Inc *	(2,176)	(73)
Capri Holdings Ltd *	(2,583)	(54)
CarMax Inc *	(841)	(69)
Carnival Corp *	(8,928)	(223)
Carter's Inc	(900)	(49)
Carvana Co, Cl A *	(643)	(131)
Cava Group Inc *	(660)	(74)
Cavco Industries Inc *	(161)	(72)
Century Communities Inc	(628)	(46)
Champion Homes *	(992)	(87)
Cheesecake Factory Inc/The	(274)	(13)
Chipotle Mexican Grill Inc, Cl A *	(12,596)	(760)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Choice Hotels International Inc	(282)	$(40)
Churchill Downs Inc	(647)	(86)
Columbia Sportswear Co	(804)	(68)
Crocs Inc *	(1,312)	(144)
Dana Inc	(5,131)	(59)
Darden Restaurants Inc	(1,024)	(191)
Dave & Buster's Entertainment Inc *	(346)	(10)
Deckers Outdoor Corp *	(3,069)	(623)
Dick's Sporting Goods Inc	(375)	(86)
Domino's Pizza Inc	(339)	(142)
DoorDash Inc, Cl A *	(3,118)	(523)
Dorman Products Inc *	(981)	(127)
DR Horton Inc	(6,103)	(853)
DraftKings Inc, Cl A *	(3,917)	(146)
Dream Finders Homes, Cl A *	(738)	(17)
Duolingo Inc, Cl A *	(354)	(115)
Dutch Bros Inc, Cl A *	(1,206)	(63)
eBay Inc	(3,154)	(195)
Ethan Allen Interiors Inc	(700)	(20)
Etsy Inc *	(760)	(40)
Expedia Group Inc *	(1,158)	(216)
Figs Inc, Cl A *	(2,600)	(16)
Five Below Inc *	(467)	(49)
Floor & Decor Holdings Inc, Cl A *	(601)	(60)
Foot Locker Inc, Cl A *	(732)	(16)
Ford Motor Co	(160,462)	(1,589)
Fox Factory Holding Corp *	(1,582)	(48)
Frontdoor Inc *	(536)	(29)
GameStop Corp, Cl A *	(2,444)	(77)
Gap Inc/The	(1,700)	(40)
Garmin Ltd	(3,230)	(666)
General Motors Co	(45,791)	(2,439)
Gentex Corp	(9,518)	(273)
Gentherm Inc *	(1,394)	(56)
Genuine Parts Co	(933)	(109)
G-III Apparel Group Ltd *	(576)	(19)
Goodyear Tire & Rubber Co/The *	(10,633)	(96)
Graham Holdings Co, Cl B	(24)	(21)
Grand Canyon Education Inc *	(211)	(35)
Green Brick Partners Inc *	(519)	(29)
Group 1 Automotive Inc	(68)	(29)
H&R Block Inc	(1,293)	(68)
Hanesbrands Inc *	(6,052)	(49)
Harley-Davidson Inc, Cl A	(5,283)	(159)
Hasbro Inc	(2,721)	(152)
Helen of Troy Ltd *	(624)	(37)
Hilton Grand Vacations Inc *	(754)	(29)
Hilton Worldwide Holdings Inc	(2,243)	(554)
Home Depot Inc/The	(6,072)	(2,362)
Hovnanian Enterprises Inc, Cl A *	(45)	(6)
Hyatt Hotels Corp, Cl A	(404)	(63)
Installed Building Products Inc	(501)	(88)
International Game Technology PLC	(1,133)	(20)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
KB Home	(1,405)	$(92)
Kohl's Corp	(989)	(14)
Kontoor Brands Inc	(1,184)	(101)
Las Vegas Sands Corp	(3,047)	(157)
Laureate Education Inc, Cl A *	(1,900)	(35)
La-Z-Boy Inc, Cl Z	(1,052)	(46)
LCI Industries	(933)	(96)
Lear Corp	(2,320)	(220)
Leggett & Platt Inc	(2,775)	(27)
Lennar Corp, Cl A	(4,901)	(668)
Lennar Corp, Cl B	(236)	(31)
LGI Homes Inc *	(526)	(47)
Life Time Group Holdings Inc *	(57)	(1)
Light & Wonder Inc, Cl A *	(885)	(76)
Lithia Motors Inc, Cl A	(200)	(72)
LKQ Corp	(1,906)	(70)
Lowe's Cos Inc	(3,605)	(890)
Lucid Group Inc *	(38,459)	(116)
Lululemon Athletica Inc *	(2,479)	(948)
M/I Homes Inc *	(572)	(76)
Macy's Inc	(1,709)	(29)
Malibu Boats Inc, Cl A *	(590)	(22)
Marriott International Inc/MD, Cl A	(2,103)	(587)
Marriott Vacations Worldwide Corp	(272)	(24)
Mattel Inc *	(7,214)	(128)
McDonald's Corp	(6,772)	(1,963)
Meritage Homes Corp	(730)	(112)
MGM Resorts International *	(2,284)	(79)
Modine Manufacturing Co *	(1,990)	(231)
Mohawk Industries Inc *	(1,098)	(131)
Murphy USA Inc	(133)	(67)
Newell Brands Inc, Cl B	(9,373)	(93)
NIKE Inc, Cl B	(24,767)	(1,874)
Nordstrom Inc	(146)	(4)
Norwegian Cruise Line Holdings Ltd *	(3,713)	(96)
NVR Inc *	(58)	(474)
Ollie's Bargain Outlet Holdings Inc *	(333)	(37)
O'Reilly Automotive Inc *	(360)	(427)
Oxford Industries Inc, Cl A	(326)	(26)
Papa John's International Inc, Cl A	(358)	(15)
Patrick Industries Inc	(1,227)	(102)
Peloton Interactive Inc, Cl A *	(7,260)	(63)
Penn Entertainment Inc *	(1,527)	(30)
Penske Automotive Group Inc, Cl A	(200)	(31)
Perdoceo Education Corp	(197)	(5)
Phinia Inc	(1,704)	(82)
Planet Fitness Inc, Cl A *	(755)	(75)
Polaris Inc	(928)	(54)
Pool Corp	(211)	(72)
PulteGroup Inc	(4,365)	(475)
PVH Corp	(1,058)	(112)
QuantumScape Corp, Cl A *	(16,705)	(87)
Ralph Lauren Corp, Cl A	(848)	(196)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Red Rock Resorts Inc, Cl A	(435)	$(20)
Revelyst *	(1,476)	(28)
RH *	(53)	(21)
Rivian Automotive Inc, Cl A *	(32,295)	(430)
Ross Stores Inc	(2,028)	(307)
Royal Caribbean Cruises Ltd	(2,183)	(504)
Sabre Corp *	(370)	(1)
Service Corp International/US	(1,321)	(105)
Shake Shack Inc, Cl A *	(261)	(34)
SharkNinja Inc *	(1,322)	(129)
Signet Jewelers Ltd	(171)	(14)
Six Flags Entertainment	(1,073)	(52)
Skechers USA Inc, Cl A *	(2,880)	(194)
Smith & Wesson Brands Inc	(1,500)	(15)
Sonos Inc *	(3,329)	(50)
Standard Motor Products Inc	(716)	(22)
Starbucks Corp	(10,412)	(950)
Steven Madden Ltd	(1,635)	(70)
Strategic Education Inc	(150)	(14)
Stride Inc *	(312)	(32)
Sweetgreen Inc, Cl A *	(1,087)	(35)
Tapestry Inc	(4,521)	(295)
Taylor Morrison Home Corp, Cl A *	(2,171)	(133)
Tempur Sealy International Inc	(3,484)	(198)
Tesla Inc *	(11,762)	(4,750)
Texas Roadhouse Inc, Cl A	(552)	(100)
Thor Industries Inc	(2,089)	(200)
TJX Cos Inc/The	(7,157)	(865)
Toll Brothers Inc	(2,080)	(262)
TopBuild Corp *	(654)	(204)
Topgolf Callaway Brands Corp *	(3,851)	(30)
Tractor Supply Co	(3,500)	(186)
Travel + Leisure Co	(741)	(37)
Tri Pointe Homes Inc *	(2,015)	(73)
Ulta Beauty Inc *	(318)	(138)
Under Armour Inc, Cl A *	(2,853)	(24)
Under Armour Inc, Cl C *	(5,319)	(40)
United Parks & Resorts *	(159)	(9)
Urban Outfitters Inc *	(300)	(16)
Vail Resorts Inc	(340)	(64)
Valvoline Inc *	(673)	(24)
VF Corp	(6,701)	(144)
Victoria's Secret & Co *	(758)	(31)
Visteon Corp *	(1,186)	(105)
Wayfair Inc, Cl A *	(700)	(31)
Wendy's Co/The	(1,168)	(19)
Whirlpool Corp	(1,195)	(137)
Williams-Sonoma Inc	(769)	(142)
Wingstop Inc, Cl A	(287)	(82)
Winnebago Industries Inc	(1,063)	(51)
Wolverine World Wide Inc	(1,809)	(40)
Worthington Industries Inc	(789)	(32)
Wyndham Hotels & Resorts Inc	(618)	(62)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Wynn Resorts Ltd	(838)	$(72)
XPEL Inc *	(727)	(29)
YETI Holdings Inc *	(1,840)	(71)
Yum! Brands Inc	(2,573)	(345)

		(46,373)

Information Technology — (2.4)%
Advanced Micro Devices Inc *	(2,415)	(292)
Amphenol Corp, Cl A	(1,699)	(118)
Analog Devices Inc	(731)	(155)
Apple Inc	(17,145)	(4,293)
Applied Materials Inc	(1,147)	(186)
Arista Networks Inc *	(1,599)	(177)
Arrow Electronics Inc, Cl A *	(113)	(13)
Broadcom Inc	(6,495)	(1,506)
CDW Corp/DE	(145)	(25)
Ciena Corp *	(300)	(25)
Cisco Systems Inc	(6,541)	(387)
Cognex Corp	(606)	(22)
Coherent Corp *	(324)	(31)
Corning Inc, Cl B	(1,423)	(68)
Dell Technologies Inc, Cl C	(363)	(42)
Enphase Energy Inc *	(105)	(7)
Entegris Inc	(238)	(24)
F5 Inc, Cl A *	(111)	(28)
First Solar Inc *	(112)	(20)
Hewlett Packard Enterprise Co	(1,755)	(37)
HP Inc	(1,610)	(52)
Intel Corp	(6,137)	(123)
Jabil Inc	(205)	(29)
Juniper Networks Inc	(650)	(24)
Keysight Technologies Inc *	(341)	(55)
KLA Corp	(189)	(119)
Lam Research Corp	(1,770)	(128)
Lattice Semiconductor Corp *	(266)	(15)
Marvell Technology Inc	(1,111)	(123)
Microchip Technology Inc	(764)	(44)
Micron Technology Inc	(1,670)	(141)
Monolithic Power Systems Inc	(52)	(31)
Motorola Solutions Inc	(240)	(111)
NetApp Inc	(498)	(58)
Novanta Inc *	(100)	(15)
NVIDIA Corp	(29,430)	(3,952)
ON Semiconductor Corp *	(630)	(40)
Onto Innovation Inc *	(148)	(25)
Pure Storage Inc, Cl A *	(330)	(20)
Qorvo Inc *	(237)	(17)
QUALCOMM Inc	(1,600)	(246)
Rambus Inc *	(300)	(16)
Skyworks Solutions Inc	(231)	(20)
Super Micro Computer Inc *	(650)	(20)
TD SYNNEX Corp	(208)	(24)
Teledyne Technologies Inc *	(132)	(61)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Teradyne Inc	(286)	$(36)
Texas Instruments Inc	(1,266)	(237)
Trimble Inc *	(391)	(28)
Universal Display Corp	(117)	(17)
Vontier Corp	(629)	(23)
Western Digital Corp *	(448)	(27)
Zebra Technologies Corp, Cl A *	(109)	(42)

		(13,375)

Materials — (1.3)%
Air Products and Chemicals Inc	(1,255)	(364)
Albemarle Corp	(705)	(61)
Alcoa Corp	(1,325)	(50)
Alpha Metallurgical Resources Inc	(114)	(23)
Amcor PLC	(8,874)	(84)
AptarGroup Inc	(357)	(56)
Arch Resources Inc	(157)	(22)
Ashland Inc	(400)	(29)
ATI Inc *	(664)	(37)
Avery Dennison Corp	(448)	(84)
Avient Corp	(346)	(14)
Axalta Coating Systems Ltd *	(1,579)	(54)
Balchem Corp	(157)	(26)
Ball Corp	(1,638)	(90)
Berry Global Group Inc	(557)	(36)
Cabot Corp	(249)	(23)
Carpenter Technology Corp	(268)	(46)
Celanese Corp, Cl A	(544)	(38)
CF Industries Holdings Inc	(1,080)	(92)
Chemours Co/The	(712)	(12)
Cleveland-Cliffs Inc *	(3,021)	(28)
Coeur Mining Inc *	(3,566)	(20)
Commercial Metals Co, Cl A	(502)	(25)
Constellium, Cl A *	(1,506)	(15)
Corteva Inc	(4,022)	(229)
CRH PLC	(3,729)	(345)
Crown Holdings Inc	(770)	(64)
Dow Inc	(3,875)	(156)
DuPont de Nemours Inc	(2,325)	(177)
Eagle Materials Inc	(207)	(51)
Eastman Chemical Co	(647)	(59)
Ecolab Inc	(1,419)	(333)
Element Solutions Inc	(1,724)	(44)
FMC Corp	(773)	(38)
Freeport-McMoRan Inc, Cl B	(7,654)	(291)
Graphic Packaging Holding Co	(2,044)	(56)
Greif Inc, Cl A	(348)	(21)
Hawkins Inc	(199)	(24)
HB Fuller Co	(459)	(31)
Hecla Mining Co	(5,000)	(25)
Huntsman Corp	(1,145)	(21)
Innospec Inc	(204)	(22)
International Flavors & Fragrances Inc	(1,403)	(119)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
International Paper Co	(1,748)	$(94)
Knife River Corp *	(400)	(41)
Linde PLC	(2,719)	(1,138)
Louisiana-Pacific Corp	(301)	(31)
LyondellBasell Industries NV, Cl A	(1,550)	(115)
Martin Marietta Materials Inc, Cl A	(353)	(182)
Materion Corp	(200)	(20)
Minerals Technologies Inc	(344)	(26)
Mosaic Co/The	(1,438)	(35)
MP Materials Corp *	(207)	(3)
NewMarket Corp	(47)	(25)
Newmont Corp	(6,745)	(251)
Nucor Corp	(1,348)	(157)
O-I Glass Inc, Cl I *	(1,336)	(14)
Olin Corp	(753)	(25)
Packaging Corp of America	(465)	(105)
PPG Industries Inc	(1,382)	(165)
Quaker Chemical Corp	(146)	(21)
Reliance Inc	(376)	(101)
Royal Gold Inc, Cl A	(441)	(58)
RPM International Inc	(777)	(96)
Scotts Miracle-Gro Co/The, Cl A	(382)	(25)
Sealed Air Corp	(1,187)	(40)
Sensient Technologies Corp	(200)	(14)
Sherwin-Williams Co/The, Cl A	(1,292)	(439)
Silgan Holdings Inc	(357)	(19)
Smurfit WestRock PLC	(2,760)	(149)
Sonoco Products Co	(800)	(39)
Steel Dynamics Inc	(897)	(102)
Summit Materials Inc, Cl A *	(506)	(26)
Sylvamo Corp	(92)	(7)
United States Steel Corp	(1,155)	(39)
Vulcan Materials Co	(708)	(182)
Warrior Met Coal Inc	(412)	(22)
Westlake Corp	(121)	(14)

		(7,255)

Total Common Stock Sold Short
(Proceeds $67,128) ($ Thousands)		(69,891)

FOREIGN COMMON STOCK SOLD SHORT— (0.2)%
Argentina — (0.0)%
Materials — (0.0)%
Arcadium Lithium PLC *	(7,848)	(40)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK SOLD SHORT (continued)
Bahamas — (0.0)%
Consumer Discretionary — (0.0)%
OneSpaWorld Holdings Ltd	(351)	$(7)

Finland — (0.0)%
Consumer Discretionary — (0.0)%
Amer Sports Inc *	(942)	(26)

Luxembourg — (0.0)%
Consumer Discretionary — (0.0)%
Birkenstock Holding PLC *	(805)	(46)

Mexico — (0.0)%
Materials — (0.0)%
Southern Copper Corp	(598)	(54)

South Korea — (0.1)%
Consumer Discretionary — (0.1)%
Coupang Inc, Cl A *	(7,034)	(155)

Thailand — (0.0)%
Information Technology — (0.0)%
Fabrinet *	(100)	(22)

United Kingdom — (0.1)%
Consumer Discretionary — (0.1)%
Aptiv PLC *	(11,177)	(676)

Total Foreign Common Stock Sold Short
(Proceeds $1,691) ($ Thousands)		(1,026)

Total Investments Sold Short — (12.9)%
(Proceeds $68,819) ($ Thousands)		$(70,917)

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Brent Crude^	21	Jul-2025	$1,500	$1,525	$25
Brent Crude^	10	May-2025	737	733	(4)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Brent Crude^	10	Mar-2025	$760	$739	$(21)
Brent Crude^	61	Jan-2025	4,486	4,552	66
Coffee C^	3	Mar-2025	290	360	70
Coffee C^	5	Sep-2025	582	566	(16)
Coffee C^	4	May-2025	487	472	(15)
Coffee C^	9	Jul-2025	878	1,041	163
Coffee C^	43	May-2025	4,338	5,077	739
Copper^	6	May-2025	633	609	(24)
Copper^	6	Sep-2025	649	618	(31)
Copper^	11	Jul-2025	1,193	1,125	(68)
Copper^	21	Mar-2025	2,215	2,114	(101)
Corn^	207	May-2025	4,683	4,820	137
Corn^	15	Mar-2025	329	344	15
Corn^	50	Jul-2025	1,127	1,172	45
Corn^	26	Sep-2025	569	575	6
Cotton No. 2^	4	Dec-2025	142	139	(3)
Cotton No. 2^	9	Mar-2025	325	308	(17)
Cotton No. 2^	4	May-2025	140	139	(1)
Cotton No. 2^	8	Jul-2025	299	282	(17)
Gasoline^	8	Feb-2025	693	682	(11)
Gasoline^	2	Apr-2025	172	187	15
Gasoline^	2	Aug-2025	175	177	2
Gasoline^	5	Jun-2025	456	459	3
Gold^	15	Aug-2025	4,123	4,075	(48)
Gold^	8	Apr-2025	2,059	2,132	73
Gold^	6	Mar-2025	1,579	1,585	6
Gold^	7	Jun-2025	1,900	1,884	(16)
Gold^	39	Mar-2025	10,534	10,299	(235)
KC HRW Wheat^	6	Sep-2025	177	176	(1)
KC HRW Wheat^	38	Mar-2025	1,060	1,062	2
KC HRW Wheat^	12	Jul-2025	356	346	(10)
KC HRW Wheat^	6	May-2025	170	170	–
KC HRW Wheat^	8	Mar-2025	233	223	(10)
Lean Hogs^	16	Feb-2025	522	520	(2)
Lean Hogs^	6	Apr-2025	188	208	20
Lean Hogs^	6	Jun-2025	233	238	5
Lean Hogs^	6	Jul-2025	238	239	1
Lean Hogs^	6	Aug-2025	239	236	(3)
Live Cattle^	9	Mar-2025	676	689	13
Live Cattle^	11	Aug-2025	804	825	21
Live Cattle^	5	Jun-2025	367	379	12
Live Cattle^	5	Apr-2025	363	388	25
LME Lead^	2	May-2025	101	98	(3)
LME Lead^	3	Jul-2025	159	150	(9)
LME Lead^	2	Sep-2025	104	100	(4)
LME Lead^	19	Mar-2025	995	926	(69)
LME Nickel^	3	May-2025	294	278	(16)
LME Nickel^	5	Jul-2025	526	468	(58)
LME Nickel^	3	Sep-2025	296	284	(12)
LME Nickel^	4	Mar-2025	395	368	(27)
LME Primary Aluminum^	15	Jul-2025	981	960	(21)
LME Primary Aluminum^	8	May-2025	494	511	17
LME Primary Aluminum^	4	Mar-2025	259	255	(4)
LME Primary Aluminum^	15	Mar-2025	940	958	18
LME Primary Aluminum^	8	Sep-2025	525	513	(12)
LME Zinc^	4	May-2025	276	299	23
LME Zinc^	4	Sep-2025	312	299	(13)
LME Zinc^	17	Mar-2025	1,318	1,267	(51)
LME Zinc^	29	Mar-2025	2,113	2,161	48

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
LME Zinc^	8	Jul-2025	$611	$598	$(13)
Low Sulphur Gasoil^	8	Mar-2025	568	550	(18)
Low Sulphur Gasoil^	8	Jul-2025	543	541	(2)
Low Sulphur Gasoil^	4	Sep-2025	262	270	8
Low Sulphur Gasoil^	4	May-2025	255	272	17
Low Sulphur Gasoil^	28	Mar-2025	1,900	1,926	26
Natural Gas^	275	Feb-2025	7,936	8,520	584
Natural Gas^	31	Apr-2025	886	978	92
Natural Gas^	55	Jun-2025	1,740	1,937	197
Natural Gas^	27	Aug-2025	890	957	67
NY Harbor ULSD^	2	Aug-2025	184	187	3
NY Harbor ULSD^	4	Jun-2025	379	375	(4)
NY Harbor ULSD^	2	Apr-2025	177	189	12
NY Harbor ULSD^	4	Feb-2025	397	386	(11)
NY Harbor ULSD^	38	Feb-2025	3,607	3,662	55
NYMEX Cocoa^	12	Mar-2025	958	1,401	443
Palladium^	12	Mar-2025	1,205	1,092	(113)
Platinum^	1	Apr-2025	46	46	–
Silver^	8	Jul-2025	1,276	1,195	(81)
Silver^	4	May-2025	626	591	(35)
Silver^	4	Mar-2025	633	584	(49)
Silver^	4	Sep-2025	665	603	(62)
Soybean^	10	Nov-2025	505	513	8
Soybean^	19	Jul-2025	1,010	983	(27)
Soybean^	12	Mar-2025	630	606	(24)
Soybean^	10	May-2025	526	511	(15)
Soybean Meal^	81	Mar-2025	2,501	2,567	66
Soybean Meal^	10	May-2025	325	323	(2)
Soybean Meal^	19	Jul-2025	600	622	22
Soybean Meal^	10	Dec-2025	310	329	19
Soybean Oil^	148	Mar-2025	3,689	3,584	(105)
Soybean Oil^	12	May-2025	294	293	(1)
Soybean Oil^	24	Jul-2025	660	589	(71)
Soybean Oil^	12	Dec-2025	311	294	(17)
Sugar No. 11^	13	Sep-2025	275	254	(21)
Sugar No. 11^	67	Feb-2025	1,475	1,446	(29)
Sugar No. 11^	68	Apr-2025	1,414	1,360	(54)
Sugar No. 11^	27	Jun-2025	587	529	(58)
U.S. 2-Year Treasury Note	257	Mar-2025	52,829	52,841	12
U.S. 5-Year Treasury Note	556	Mar-2025	59,390	59,105	(285)
Wheat^	18	Jul-2025	533	513	(20)
Wheat^	9	May-2025	252	253	1
Wheat^	7	Mar-2025	205	193	(12)
Wheat^	9	Sep-2025	265	261	(4)
WTI Crude Oil^	21	Jun-2025	1,446	1,467	21
WTI Crude Oil^	10	Apr-2025	652	705	53
WTI Crude Oil^	84	Feb-2025	5,817	5,985	168
WTI Crude Oil^	11	Aug-2025	742	761	19
			226,754	228,131	1,377
Short Contracts
Cotton No. 2^	(57)	Mar-2025	$(1,965)	$(1,950)	$15
Feeder Cattle^	(2)	Mar-2025	(258)	(263)	(5)
Gasoline^	(20)	Feb-2025	(1,653)	(1,704)	(51)
Lean Hogs^	(17)	Feb-2025	(574)	(553)	21
Lean Hogs^	(7)	Apr-2025	(246)	(242)	4
Live Cattle^	(2)	Mar-2025	(151)	(153)	(2)
Live Cattle^	(1)	Apr-2025	(76)	(77)	(1)
MSCI EAFE Index	(71)	Mar-2025	(8,306)	(8,049)	257
Natural Gas^	(38)	Jan-2025	(1,510)	(1,380)	130

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
S&P 500 Index E-MINI	(55)	Mar-2025	$(16,926)	$(16,323)	$603
Soybean^	(7)	Mar-2025	(351)	(353)	(2)
U.S. Ultra Long Treasury Bond	(10)	Mar-2025	(1,258)	(1,189)	69
Ultra 10-Year U.S. Treasury Note	(76)	Mar-2025	(8,710)	(8,460)	250
Wheat^	(52)	Mar-2025	(1,426)	(1,434)	(8)
			(43,410)	(42,130)	1,280
			$183,344	$186,001	$2,657

A list of the open forward foreign currency contracts held by the Fund at December 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Thousands)
BAML	02/27/25	EUR	1,539	USD	1,616	$19

A list of open centrally cleared swap agreements held by the Fund at December 31, 2024, are as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.S43.V1-5Y	5.00%	Quarterly	12/20/2029	$4,970	$(382)	$(346)	$(36)
ITRAXX-AUSTRALIA.S42	1.00%	Quarterly	12/20/2029	14,530	(199)	(234)	35
KNBZMK-770951	1.00%	Quarterly	12/20/2029	18,090	(409)	(457)	48
					$(990)	$(1,037)	$47

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.HY.S43.V1-5Y	5.00%	Quarterly	12/20/2029	$1,990	$153	$144	$9
CDX.NA.IG.S43.V1-5Y	1.00%	Quarterly	12/20/2029	14,530	325	312	13
					$478	$456	$22

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.146%	CPI	Annually	01/15/2027	USD	6,000	$1,170	$–	$1,170
2.401%	CPI	Annually	07/15/2028	USD	64,110	707	–	707
2.367%	CPI	Annually	07/15/2028	USD	13,820	168	–	168
1.4725%	SOFR	Annually	11/09/2026	USD	1,490	70	73	(3)
1.455%	SOFR	Annually	11/08/2026	USD	1,490	70	73	(3)
1.3945%	SOFR	Annually	05/21/2031	USD	18,720	2,779	2,366	413
1.98%	SOFR	Annually	07/12/2027	USD	1,075	53	45	8
2.28%	SOFR	Annually	05/18/2025	USD	2,820	22	22	–
1.27%	SOFR	Annually	09/27/2029	USD	2,230	266	213	53
1.965%	SOFR	Annually	06/04/2029	USD	4,220	356	268	88
0.316%	SOFR	Annually	06/05/2027	USD	15,800	1,366	1,231	135
2.21%	SOFR	Annually	04/04/2027	USD	10,400	418	358	60
1.33%	SOFR	Annually	10/25/2026	USD	6,110	295	270	25
1.92%	SOFR	Annually	08/04/2025	USD	2,717	38	37	1
2.51%	SOFR	Annually	06/09/2025	USD	1,710	14	14	–
1.8%	SOFR	Annually	04/21/2025	USD	2,760	22	22	–

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Inflation Managed Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.4%	SOFR	Annually	11/10/2035	USD	1,190	176	100	76
						$7,990	$5,092	$2,898

Percentages are based on Net Assets of $547,898 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of December 31, 2024.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Security, or portion thereof, has been pledged as collateral on securities sold short.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2024, the value of these securities amounted to $60,392 ($ Thousands), representing 11.0% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.
(F)	Perpetual security with no stated maturity date.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Capital Stability Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 29.6%

Communication Services — 4.8%
Alphabet Inc, Cl A	30,360	$5,747
Alphabet Inc, Cl C	3,859	735
Meta Platforms Inc, Cl A	14,972	8,766
Netflix Inc *	3,000	2,674
Walt Disney Co/The	43,281	4,820

		22,742
Consumer Discretionary — 3.0%
Amazon.com Inc, Cl A *	45,874	10,064
NIKE Inc, Cl B	53,990	4,086

		14,150
Consumer Staples — 2.0%
PepsiCo Inc	20,309	3,088
Walmart Inc	72,190	6,522

		9,610
Energy — 2.2%
Exxon Mobil Corp	48,470	5,214
Phillips 66	45,670	5,203

		10,417
Financials — 2.4%
Berkshire Hathaway Inc, Cl B *	13,140	5,956
Mastercard Inc, Cl A	10,620	5,592

		11,548
Health Care — 2.5%
Johnson & Johnson	38,639	5,588
Pfizer Inc	241,600	6,410

		11,998
Industrials — 3.8%
CoreCivic Inc *‡	247,690	5,385
Honeywell International Inc	21,642	4,888
Union Pacific Corp	11,590	2,643
Waste Management Inc	26,120	5,271

		18,187
Information Technology — 7.8%
Adobe Inc *	14,997	6,669
Apple Inc	28,140	7,047
Microsoft Corp	12,311	5,189
NVIDIA Corp	57,534	7,726
QUALCOMM Inc	40,500	6,221
Workday Inc, Cl A *	14,997	3,870

		36,722
Materials — 1.1%
Linde PLC	12,664	5,302

Total Common Stock
(Cost $141,329) ($ Thousands)		140,676

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 29.0%
U.S. Treasury Bill
4.226%, 01/02/2025 (A)	$101,400	$101,400
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	620	665
3.625%, 04/15/2028	548	575
3.375%, 04/15/2032	215	232
2.500%, 01/15/2029	470	479
2.375%, 01/15/2027	541	546
2.375%, 10/15/2028	1,420	1,442
2.125%, 04/15/2029	1,470	1,472
2.000%, 01/15/2026	389	389
1.875%, 07/15/2034	1,740	1,686
1.750%, 01/15/2028	552	548
1.750%, 01/15/2034	1,693	1,623
1.625%, 10/15/2027	1,387	1,379
1.625%, 10/15/2029	777	764
1.375%, 07/15/2033	1,611	1,508
1.250%, 04/15/2028	1,369	1,333
1.125%, 01/15/2033	1,652	1,520
0.875%, 01/15/2029	967	923
0.750%, 07/15/2028	1,113	1,068
0.625%, 01/15/2026	1,186	1,170
0.625%, 07/15/2032	1,691	1,511
0.500%, 01/15/2028	1,254	1,199
0.375%, 01/15/2027	1,109	1,075
0.375%, 07/15/2027	1,227	1,184
0.250%, 07/15/2029	1,124	1,041
0.125%, 04/15/2026	972	949
0.125%, 07/15/2026	1,197	1,169
0.125%, 10/15/2026	1,354	1,316
0.125%, 04/15/2027	1,382	1,325
0.125%, 01/15/2030	1,256	1,141
0.125%, 07/15/2030	1,403	1,265
0.125%, 01/15/2031	1,459	1,295
0.125%, 07/15/2031	1,483	1,305
0.125%, 01/15/2032	1,608	1,394

Total U.S. Treasury Obligations
(Cost $137,861) ($ Thousands)		137,891

	Shares
REGISTERED INVESTMENT COMPANIES — 5.9%
iShares iBoxx High Yield Corporate Bond ETF	82,732	6,507
Janus Henderson AAA CLO ETF	163,860	8,309
SPDR Bloomberg High Yield Bond ETF	66,417	6,341
Vanguard Intermediate-Term Corporate Bond ETF	3,901	313
Vanguard Long-Term Corporate Bond ETF	1,397	105
Vanguard Mortgage-Backed Securities ETF	53,683	2,434
Vanguard S&P 500 ETF	7,248	3,905

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Capital Stability Fund (Continued)

Description	Shares	Market Value ($ Thousands)
REGISTERED INVESTMENT COMPANIES (continued)

Total Registered Investment Companies
(Cost $28,152) ($ Thousands)		$27,914

	Face Amount (Thousands)
COMMERCIAL PAPER — 4.9%
American Honda Finance
4.867%, 01/06/2025 (A)	$9,650	9,643
Brookfield Infrastructure Holdings Canada
4.929%, 01/14/2025 (A)	9,500	9,483

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Volkswagen Financial Services
4.721%, 02/10/2025 (A)(B)	$3,900	$3,880

Total Commercial Paper
(Cost $23,006) ($ Thousands)		23,006

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $36) ($ Thousands)		–

Total Investments in Securities — 69.4%
(Cost $330,384) ($ Thousands)		$329,487

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $15) ($ Thousands)		$(1)

A list of open exchange traded options contracts for the Fund at December 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Call Options
SPDR S&P 500 ETF Trust	69	$4,106	$595.00	1/18/2025	$–

Total Purchased Options		$4,106			$–
WRITTEN OPTIONS — (0.0)%
Put Options
iShares 20+ Year Treasury Bond ETF	(425)	$(3,528)	83.00	01/18/2025	$(1)

Call Options
SPDR S&P 500 ETF Trust	(69)	(4,416)	640.00	01/18/2025	–

Total Written Options		$(7,944)			$(1)

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Amsterdam Index	13	Jan-2025	$2,439	$2,371	$(35)
Australian 10-Year Bond	32	Mar-2025	2,280	2,236	(3)
CAC40 10 Euro Index	17	Jan-2025	1,316	1,300	3
Canadian 10-Year Bond	117	Mar-2025	10,143	9,975	70
CBOE Volatility Index	6	Jan-2025	116	105	(11)
DAX Index	5	Mar-2025	2,690	2,596	(57)
Euro-Bobl	49	Mar-2025	6,152	5,980	(71)
Euro-Bund 10-Year Bond	31	Mar-2025	4,458	4,284	(107)
Euro-OAT	34	Mar-2025	4,510	4,344	(85)
FTSE 100 Index	34	Mar-2025	3,583	3,483	(53)
FTSE MIB Index	3	Mar-2025	550	533	(9)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Capital Stability Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
IBEX	9	Jan-2025	$1,109	$1,080	$(13)
Long Gilt 10-Year Bond	55	Mar-2025	6,564	6,365	(175)
MSCI EAFE Index	73	Mar-2025	8,513	8,276	(237)
MSCI Emerging Markets	109	Mar-2025	6,038	5,852	(186)
NASDAQ 100 Index E-MINI	17	Mar-2025	7,504	7,217	(287)
Nikkei 225 Index	86	Mar-2025	2,226	2,183	28
OMX Stockholm 30	164	Jan-2025	3,792	3,686	(69)
Russell 2000 Index E-MINI	11	Mar-2025	1,308	1,238	(70)
S&P 500 Index E-MINI	82	Mar-2025	25,219	24,336	(883)
S&P TSX 60 Index	21	Mar-2025	4,478	4,338	(102)
SPI 200 Index	37	Mar-2025	4,864	4,666	(83)
U.S. 2-Year Treasury Note	13	Mar-2025	2,671	2,673	2
U.S. 5-Year Treasury Note	214	Mar-2025	22,932	22,749	(183)
U.S. 10-Year Treasury Note	117	Mar-2025	12,943	12,724	(219)
			$148,398	$144,590	$(2,835)

A list of the open OTC swap agreements held by the Fund at December 31, 2024, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	ALPHABET CL US XNAS	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	5,206	$(516)	$–	$(516)
Goldman Sachs	APPLE USD XNAS	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	4,921	(199)	–	(199)
Goldman Sachs	APPLE USD XNAS	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	1,821	(73)	–	(73)
Goldman Sachs	BERKSHIRE CL B GB USD XL	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	6,272	347	–	347
Goldman Sachs	CORECIVIC INC	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	5,360	1	–	1
Goldman Sachs	EXXON MOBIL GB USD XLON	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	5,712	526	–	526
Goldman Sachs	HONEYWELL INTL USD XNYS	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	5,041	163	–	163
Goldman Sachs	JOHNSON JOHNSON GB USD XLON	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	5,989	414	–	414
Goldman Sachs	LINDE PLC USD XNYS	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	2,753	243	–	243
Goldman Sachs	LINDE PLC USD XNYS	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	2,985	214	–	214
Goldman Sachs	MA US	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	5,643	78	–	78
Goldman Sachs	META PLATFORMS C.A_GB_USD_XLON	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	8,110	140	–	140
Goldman Sachs	MICROSOFT US USD XNAS	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	4,620	124	–	124
Goldman Sachs	NVDA US	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	1,677	61	–	61
Goldman Sachs	NVDA US	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	4,580	165	–	165
Goldman Sachs	Pay Gold EQ Index	Goldman Sachs Weekly TY Volatility Carry Strategy	Negative Index Return	Quarterly	08/22/2025	USD	3,557	(24)	–	(24)
Goldman Sachs	PAY PERFORMANCE ON EQUITY.NIKE CL.B_GB_USD_X	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	4,270	184	–	184
Goldman Sachs	PEPSICO US XNAS	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	3,311	212	–	212
Goldman Sachs	PFIZER GB USD XLON	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	6,238	(141)	–	(141)
Goldman Sachs	PHILLIPS USD	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	6,231	1,058	–	1,058
Goldman Sachs	QUALCOMM_GB_USD_XLON	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	6,603	413	–	413
Goldman Sachs	UNION PACIFIC ORD BE USD XBRU	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	2,747	110	–	110
Goldman Sachs	WALMART US USD XNYS	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	6,688	184	–	184
Goldman Sachs	WALT DISNEY CO US	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	5,071	255	–	255
Goldman Sachs	WASTE MANAGEMENT GB USD	SOFR1-DAY	TOTAL RETURN	Monthly	01/18/2025	USD	5,880	638	–	638
JPMorgan Chase	ADOBE INC USD XNAS	SOFR1-DAY	TOTAL RETURN	Monthly	04/26/2025	USD	6,751	82	–	82

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Multi-Asset Capital Stability Fund (Concluded)

Total Return Swaps (continued)
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	AMAZON COM USD XNAS	SOFR1-DAY	TOTAL RETURN	Monthly	04/26/2025	USD	9,534	$322	$–	$322
JPMorgan Chase	NETFLIX USD XNAS	SOFR1-DAY	TOTAL RETURN	Monthly	04/26/2025	USD	2,772	98	–	98
JPMorgan Chase	WORKDAY USD XNAS	SOFR1-DAY	TOTAL RETURN	Monthly	04/26/2025	USD	4,040	170	–	170
								$5,249	$–	$5,249

Percentages are based on Net Assets of $474,764 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2024, the value of these securities amounted to $3,880 ($ Thousands), representing 0.8% of the Net Assets of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

December 31, 2024 (Unaudited)

Portfolio Abbreviations
ABS — Asset-Backed Security
ACWI — All Country World Index
ADR — American Depositary Receipt
AID — Agency for International Development
BUBOR— Budapest Interbank Offered Rate
CETIP— Central of Custody and Financial Settlement of Securities
Cl — Class
CLO — Collateralized Loan Obligation
COP— Certificate of Participation
CMBX — Commercial Mortgage-Backed Index
CVR — Contingent Value Rights
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
FBIL — Financial Benchmarks India Pvt. Ltd.
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GDR — Global Depositary Receipt
GMAC — General Motors Acceptance Corporation
IBEX— Spanish Stock Exchange Index
JIBAR— Johannesburg Interbank Agreed Rate
JSC — Joint-Stock Company
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
LTD — Limited
MIBOR — Mumbai InterBank Overnight Rate
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN - TIIE — Mexico Interbank 28-Day Interest Rate
NVDR — Non-Voting Depository Receipt
OTC — Over The Counter
PJSC — Public Joint-Stock Company
PRIBOR— Prague Interbank Offered Rate
Ser — Series
SOFR — Secured Overnight Financing Rate
WIBOR— Warsaw Interbank Offered Rate

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TWD — Taiwan Dollar
USD — U.S. Dollar
ZAR — South African Rand

SEI Institutional Managed Trust